DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
ST	Special Tax
ST AID WITHHLDG	State Aid Withholding
SD CRED PROG	School District Credit Program
ADR	American Depositary Receipt
CPI	Consumer Price Index
CP	Certificate Participation
GDR	Global Depositary Receipt
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2020.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
±	Face Amount of security is not adjusted for inflation.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	325,226	$8,166,418
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	325,934	8,135,312
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	185,664	3,930,506
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	124,528	2,512,971
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	163,007	1,964,237
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	59,847	654,725
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	65,538	654,724
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $22,359,205)		$26,018,893

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $26,993)	26,993	26,993
TOTAL INVESTMENTS — (100.0%) (Cost $22,386,198)^^		$26,045,886
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$26,018,893	—	—	$26,018,893
Temporary Cash Investments	26,993	—	—	26,993
TOTAL	$26,045,886	—	—	$26,045,886

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	263,171	$6,608,211
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	263,700	6,581,949
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	150,135	3,178,363
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	100,756	2,033,251
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	132,087	1,591,652
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	48,366	529,127
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	52,965	529,124
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,465,140)		$21,051,677

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $46,467)	46,467	46,467
TOTAL INVESTMENTS — (100.0%) (Cost $18,511,607)^^		$21,098,144
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$21,051,677	—	—	$21,051,677
Temporary Cash Investments	46,467	—	—	46,467
TOTAL	$21,098,144	—	—	$21,098,144

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (98.5%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	9,995	$249,479
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	9,928	249,307
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	5,702	120,708
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,725	75,173
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,108	61,548
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	1,815	19,853
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,926	19,241
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $743,798)		$795,309

TEMPORARY CASH INVESTMENTS — (1.5%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $11,812)	11,812	11,812
TOTAL INVESTMENTS — (100.0%) (Cost $755,610)^^		$807,121
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$795,309	—	—	$795,309
Temporary Cash Investments	11,812	—	—	11,812
TOTAL	$807,121	—	—	$807,121

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	882,555	$11,534,992
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	53,938	1,346,301
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	53,560	1,344,883
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	107,747	1,109,798
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	30,898	654,118
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	19,936	402,301
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	27,270	328,600
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $14,224,451)		$16,720,993

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $8,152)	8,152	8,152
TOTAL INVESTMENTS — (100.0%) (Cost $14,232,603)^^		$16,729,145
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$16,720,993	—	—	$16,720,993
Temporary Cash Investments	8,152	—	—	8,152
TOTAL	$16,729,145	—	—	$16,729,145

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,122,849	$27,745,639
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	134,907	3,387,514
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	264,281	3,374,866
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	135,125	3,372,716
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	77,065	1,631,475
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	51,482	1,038,914
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	67,645	815,120
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $34,351,630)		$41,366,244

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $17,945)	17,945	17,945
TOTAL INVESTMENTS — (100.0%) (Cost $34,369,575)^^		$41,384,189
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,366,244	—	—	$41,366,244
Temporary Cash Investments	17,945	—	—	17,945
TOTAL	$41,384,189	—	—	$41,384,189

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,360,532	$70,062,150
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,830,067	23,369,950
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	405,534	10,182,957
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	406,363	10,142,830
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	231,442	4,899,627
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	155,370	3,135,361
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	203,663	2,454,145
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $102,525,780)		$124,247,020

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $1,259,098)	1,259,098	1,259,098
TOTAL INVESTMENTS — (100.0%) (Cost $103,784,878)^^		$125,506,118
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$124,247,020	—	—	$124,247,020
Temporary Cash Investments	1,259,098	—	—	1,259,098
TOTAL	$125,506,118	—	—	$125,506,118

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,084,059	$52,153,438
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,530,553	46,144,329
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	801,319	20,121,108
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	802,944	20,041,477
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	458,602	9,708,610
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	308,985	6,235,309
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	403,546	4,862,735
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	353,311	3,865,222
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	386,555	3,861,689
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $132,309,788)		$166,993,917

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $104,236)	104,236	104,236
TOTAL INVESTMENTS — (100.0%) (Cost $132,414,024)^^		$167,098,153
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$166,993,917	—	—	$166,993,917
Temporary Cash Investments	104,236	—	—	104,236
TOTAL	$167,098,153	—	—	$167,098,153

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,070,198	$51,976,427
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,018,968	25,586,281
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,020,996	25,484,053
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	582,079	12,322,613
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	844,052	11,031,766
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	388,100	7,831,873
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	694,310	7,595,751
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	760,322	7,595,616
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	513,759	6,190,795
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $121,046,008)^^		$155,615,175
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$155,615,175	—	—	$155,615,175
TOTAL	$155,615,175	—	—	$155,615,175

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,991,204	$25,427,669
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	976,371	24,516,685
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	977,393	24,395,741
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	568,316	12,031,242
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	867,936	8,670,681
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	792,407	8,668,934
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	371,168	7,490,162
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	504,482	6,079,012
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $93,843,522)		$117,280,126

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $69,496)	69,496	69,496
TOTAL INVESTMENTS — (100.0%) (Cost $93,913,018)^^		$117,349,622
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$117,280,126	—	—	$117,280,126
Temporary Cash Investments	69,496	—	—	69,496
TOTAL	$117,349,622	—	—	$117,349,622

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.5%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	956,395	$24,015,068
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	960,676	23,978,480
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	554,632	11,741,555
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	954,361	9,534,062
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	871,486	9,534,062
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	321,647	6,490,838
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	499,853	6,023,231
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	159,539	2,037,312
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $78,136,989)		$93,354,608

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $425,602)	425,602	425,602
TOTAL INVESTMENTS — (100.0%) (Cost $78,562,591)^^		$93,780,210
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$93,354,608	—	—	$93,354,608
Temporary Cash Investments	425,602	—	—	425,602
TOTAL	$93,780,210	—	—	$93,780,210

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (82.8%)
AUSTRALIA — (3.1%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	200	$237,517
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	3,800	4,521,154
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	0.846%, 05/17/21		2,000	2,006,836
(r)Ω	1.230%, 11/23/21		4,000	4,036,836
	2.550%, 11/23/21		2,700	2,781,101
	2.625%, 05/19/22		250	260,047
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		4,974	5,162,978
	2.750%, 03/10/22		200	207,599
	0.500%, 07/11/22	EUR	2,500	2,986,282
National Australia Bank, Ltd.
	2.800%, 01/10/22		3,000	3,105,108
	0.875%, 01/20/22	EUR	1,700	2,033,567
	2.500%, 05/22/22		1,635	1,697,373
	0.350%, 09/07/22	EUR	1,600	1,905,340
Westpac Banking Corp.
	2.100%, 05/13/21		461	467,753
#	2.800%, 01/11/22		11,749	12,161,294
	0.250%, 01/17/22	EUR	450	533,470
TOTAL AUSTRALIA				44,104,255
BELGIUM — (1.9%)
Anheuser-Busch InBev Finance, Inc.
	3.700%, 02/01/24		400	441,947
Anheuser-Busch InBev SA
	0.800%, 04/20/23	EUR	1,700	2,049,052
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,000	2,382,188
	0.200%, 03/16/21	EUR	5,000	5,910,768
	0.250%, 06/02/22	EUR	350	416,825
	0.750%, 01/25/23	EUR	7,750	9,370,327
	0.250%, 06/01/23	EUR	5,400	6,469,019
TOTAL BELGIUM				27,040,126
CANADA — (7.7%)
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		371	382,695
Bank of Montreal Floating Rate Note
(r)	1.159%, 08/27/21		800	806,327
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Nova Scotia (The)
#	2.350%, 10/21/20		8,005	$8,041,047
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		1,568	1,632,199
	3.900%, 02/01/25		559	610,141
	2.050%, 07/15/25		555	567,425
Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,253,827
Export Development Canada Floating Rate Note
(r)	0.350%, 01/31/22	GBP	4,000	5,238,356
Province of Ontario Canada Floating Rate Note
(r)	0.795%, 10/27/21	CAD	5,000	3,754,004
(r)	0.634%, 08/21/23	CAD	9,000	6,748,270
Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,315,688
Royal Bank of Canada
	2.350%, 10/30/20		11,000	11,051,969
	1.583%, 09/13/21	CAD	6,000	4,530,158
	1.968%, 03/02/22	CAD	2,300	1,754,676
	2.000%, 03/21/22	CAD	7,000	5,347,478
Royal Bank of Canada Floating Rate Note
(r)	0.658%, 04/30/21		11,812	11,841,580
Toronto-Dominion Bank (The)
#	3.150%, 09/17/20		2,000	2,006,795
	2.500%, 12/14/20		11,681	11,774,819
	1.994%, 03/23/22	CAD	16,300	12,441,520
	3.005%, 05/30/23	CAD	5,000	3,973,945
	0.625%, 07/20/23	EUR	7,300	8,789,010
TOTAL CANADA				110,861,929
DENMARK — (0.2%)
Danske Bank A.S.
Ω	2.750%, 09/17/20		3,000	3,008,305
FINLAND — (1.0%)
Kuntarahoitus Oyj Floating Rate Note
(r)	0.436%, 02/17/21		5,000	5,000,560
Nordea Bank Abp
Ω	2.500%, 09/17/20		4,000	4,010,800
Ω	2.250%, 05/27/21		3,800	3,860,527
	0.300%, 06/30/22	EUR	1,000	1,188,877
TOTAL FINLAND				14,060,764

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (2.7%)
Agence Francaise de Developpement EPIC Floating Rate Note
(r)	0.438%, 06/07/21		3,000	$3,000,847
Agence Francaise de Developpement EPIC
	0.500%, 10/25/22	EUR	500	600,099
BNP Paribas SA
Ω	2.950%, 05/23/22		2,500	2,595,695
BPCE SA
	2.650%, 02/03/21		1,300	1,314,864
Ω	2.375%, 01/14/25		2,200	2,304,462
Credit Agricole SA
Ω	3.375%, 01/10/22		2,000	2,074,419
Electricite de France SA
Ω	2.350%, 10/13/20		1,000	1,001,993
Pernod Ricard SA
Ω	5.750%, 04/07/21		2,450	2,538,166
Sanofi
	0.500%, 03/21/23	EUR	5,900	7,072,005
	2.500%, 11/14/23	EUR	3,500	4,463,694
Societe Generale SA
#Ω	3.250%, 01/12/22		2,000	2,062,237
Ω	4.250%, 09/14/23		5,000	5,440,484
Ω	2.625%, 10/16/24		1,700	1,769,515
Total Capital International SA
	0.250%, 07/12/23	EUR	1,500	1,786,101
TOTAL FRANCE				38,024,581
GERMANY — (4.4%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,200	2,644,731
BMW US Capital LLC Floating Rate Note
(r)Ω	0.934%, 08/13/21		5,463	5,457,359
BMW US Capital LLC
Ω	3.450%, 04/12/23		2,000	2,139,814
Daimler Finance North America LLC
Ω	2.700%, 08/03/20		3,085	3,085,000
Ω	2.850%, 01/06/22		3,000	3,079,382
Daimler Finance North America, LLC Floating Rate Note
(r)Ω	0.808%, 02/22/21		2,125	2,122,302
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	850	1,052,893
Deutsche Bank AG
	2.950%, 08/20/20		1,900	1,901,227
Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.587%, 06/03/21		4,806	4,813,978
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank Floating Rate Note
(r)	0.488%, 02/08/21		16,600	$16,598,506
(r)	0.387%, 03/05/21		12,600	12,600,403
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	1,000	1,199,135
Volkswagen Group of America Finance LLC Floating Rate Note
(r)Ω	1.204%, 11/13/20		2,890	2,890,557
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,124,140
TOTAL GERMANY				62,709,427
IRELAND — (0.0%)
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		500	541,237
ITALY — (1.2%)
Enel Finance International NV
Ω	2.875%, 05/25/22		2,500	2,582,968
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	410,589
#Ω	3.250%, 09/23/24		4,200	4,414,770
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	6,384,429
	2.375%, 10/17/24		3,961	4,040,344
TOTAL ITALY				17,833,100
JAPAN — (6.7%)
American Honda Finance Corp.
	2.450%, 09/24/20		3,000	3,008,597
	0.550%, 03/17/23	EUR	3,000	3,579,728
(r)	0.645%, 02/12/21		3,000	3,000,220
(r)	0.891%, 11/05/21		1,000	1,000,523
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,770	1,832,920
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		2,905	2,947,478
	2.190%, 09/13/21		1,104	1,125,552
	3.407%, 03/07/24		1,000	1,087,951
	2.193%, 02/25/25		8,500	8,934,707
Mizuho Bank, Ltd.
Ω	2.700%, 10/20/20		2,000	2,009,326
Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.453%, 09/13/21		1,786	1,803,134

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Mizuho Financial Group, Inc.
	2.953%, 02/28/22		5,000	$5,193,072
	Nomura Holdings, Inc.
	2.648%, 01/16/25		600	630,420
	Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		5,000	5,325,043
	Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.993%, 03/09/21		1,000	1,008,975
	2.934%, 03/09/21		5,000	5,077,330
	2.058%, 07/14/21		400	406,279
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	5,000	6,008,232
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	8,500	6,475,979
	2.350%, 07/18/22	CAD	3,000	2,307,119
	2.700%, 01/25/23	CAD	4,000	3,114,920
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	738	869,993
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.817%, 01/08/21		1,652	1,654,561
(r)	0.566%, 10/07/21		7,000	7,006,714
	1.900%, 04/08/21		10,500	10,619,062
	1.000%, 09/10/21	EUR	1,800	2,146,268
	2.600%, 01/11/22		3,000	3,096,840
	3.300%, 01/12/22		1,561	1,626,827
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	1,000	1,184,220
	0.625%, 09/26/23	EUR	1,500	1,806,258
	TOTAL JAPAN			95,888,248
NETHERLANDS — (3.0%)
	Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	1,000	1,245,493
	Allianz Finance II BV Floating Rate Note
(r)	0.148%, 12/07/20	EUR	1,000	1,179,564
	BNG Bank NV
	0.050%, 07/11/23	EUR	2,000	2,388,766
	Cooperatieve Rabobank UA
	4.500%, 01/11/21		3,000	3,054,730
#	2.750%, 01/10/22		5,000	5,173,200
	ING Bank NV
Ω	2.750%, 03/22/21		3,000	3,046,537
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)	0.458%, 11/10/20		6,500	6,500,243
	Shell International Finance BV
	1.875%, 05/10/21		1,900	1,923,961
#	1.750%, 09/12/21		8,500	8,635,307
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.250%, 03/15/22	EUR	2,006	$2,419,840
	1.000%, 04/06/22	EUR	6,000	7,207,715
	TOTAL NETHERLANDS			42,775,356
NORWAY — (0.3%)
	Equinor ASA
	5.625%, 03/11/21	EUR	800	975,730
	Kommunalbanken A.S. Floating Rate Note
(r)	0.358%, 03/12/21		2,250	2,250,008
(r)Ω	0.358%, 03/12/21		1,200	1,200,004
	TOTAL NORWAY			4,425,742
SPAIN — (0.6%)
	Banco Santander SA
	3.848%, 04/12/23		2,000	2,145,235
	Santander Holdings USA, Inc.
	3.700%, 03/28/22		780	810,160
	3.400%, 01/18/23		3,650	3,821,583
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		750	767,717
	Telefonica Emisiones SA
	5.462%, 02/16/21		1,000	1,026,603
	TOTAL SPAIN			8,571,298
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
	Asian Development Bank Floating Rate Note
(r)	0.323%, 12/15/21		5,400	5,397,894
	EUROFIMA Floating Rate Note
(r)	0.482%, 11/15/21		11,350	11,349,660
	Inter-American Development Bank Floating Rate Note
(r)	0.475%, 07/15/21		1,123	1,123,883
	Inter-American Investment Corp. Floating Rate Note
(r)	0.356%, 10/12/21		1,500	1,499,835
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.333%, 05/15/24	GBP	1,000	1,307,526
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			20,678,798
SWEDEN — (2.3%)
	Kommuninvest I Sverige AB
	0.750%, 02/22/23	SEK	70,000	8,106,459
	1.000%, 11/13/23	SEK	27,410	3,213,637

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB Floating Rate Note
(r)Ω	0.816%, 05/17/21		4,823	$4,835,513
	Svensk Exportkredit AB Floating Rate Note
(r)	0.433%, 12/13/21		7,000	7,003,007
	Svenska Handelsbanken AB
	1.875%, 09/07/21		447	454,362
	Swedbank AB
	0.300%, 09/06/22	EUR	3,000	3,555,889
	0.250%, 11/07/22	EUR	4,400	5,214,817
	0.400%, 08/29/23	EUR	250	297,862
	TOTAL SWEDEN			32,681,546
SWITZERLAND — (1.0%)
	Credit Suisse AG
	3.000%, 10/29/21		480	495,485
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	1,500	1,787,380
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,315,215
	Novartis Finance SA
	0.750%, 11/09/21	EUR	200	238,573
	0.500%, 08/14/23	EUR	3,000	3,603,582
	0.125%, 09/20/23	EUR	3,000	3,577,975
	UBS Group AG Floating Rate Note
(r)	2.048%, 04/14/21		2,850	2,882,540
	TOTAL SWITZERLAND			13,900,750
UNITED KINGDOM — (3.6%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		5,071	5,101,113
	Barclays P.L.C.
	3.250%, 01/12/21		3,500	3,542,770
	3.200%, 08/10/21		5,500	5,627,050
	BAT International Finance P.L.C.
#Ω	3.250%, 06/07/22		7,900	8,260,745
	BP Capital Markets P.L.C. Floating Rate Note
#(r)	1.191%, 09/16/21		137	138,051
	BP Capital Markets P.L.C.
	1.117%, 01/25/24	EUR	3,000	3,657,548
	BP Capital Markets PLC
	3.814%, 02/10/24		709	783,252
	CNH Industrial Capital LLC
	4.375%, 04/05/22		3,000	3,151,021
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		1,700	1,796,770
	3.600%, 05/25/23		775	833,431
	HSBC USA, Inc.
	2.750%, 08/07/20		4,000	4,000,828
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,156	$1,184,902
	3.000%, 01/11/22		2,500	2,587,525
	Mead Johnson Nutrition Co.
	3.000%, 11/15/20		700	705,094
	Praxair, Inc.
	1.200%, 02/12/24	EUR	6,625	8,167,742
	Unilever Capital Corp.
	4.250%, 02/10/21		1,200	1,224,033
	TOTAL UNITED KINGDOM			50,761,875
UNITED STATES — (41.7%)
	3M Co.
	1.875%, 11/15/21	EUR	2,600	3,144,813
	AbbVie, Inc.
Ω	3.450%, 03/15/22		7,800	8,112,416
Ω	3.250%, 10/01/22		2,300	2,411,279
	2.900%, 11/06/22		1,000	1,051,913
	Aetna, Inc.
	2.750%, 11/15/22		825	860,540
	Agilent Technologies, Inc.
	3.200%, 10/01/22		2,000	2,098,251
	Albemarle Corp.
	4.150%, 12/01/24		600	648,599
	Altria Group, Inc.
	4.750%, 05/05/21		500	516,821
#	4.000%, 01/31/24		6,000	6,647,305
	American Express Co.
	2.500%, 08/01/22		7,383	7,660,449
	American International Group, Inc.
	3.375%, 08/15/20		3,000	3,002,845
	6.400%, 12/15/20		2,475	2,529,688
	3.300%, 03/01/21		500	507,550
	4.875%, 06/01/22		1,400	1,511,912
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,000	4,344,238
	Anthem, Inc.
	3.125%, 05/15/22		1,907	1,995,969
	3.300%, 01/15/23		825	880,546
	Aon P.L.C.
	3.500%, 06/14/24		200	220,112
	Apple, Inc. Floating Rate Note
(r)	1.490%, 02/23/21		496	499,164
(r)	0.948%, 02/09/22		3,800	3,825,540
	Apple, Inc.
	1.000%, 11/10/22	EUR	2,700	3,271,205
	Ares Capital Corp.
	4.200%, 06/10/24		938	963,108
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,400	1,494,931
	Assurant, Inc.
	4.000%, 03/15/23		3,000	3,201,928
	AT&T, Inc. Floating Rate Note
(r)	1.225%, 07/15/21		5,000	5,040,677

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	AT&T, Inc.
	3.000%, 06/30/22		620	$647,421
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,062,216
	AutoZone, Inc.
	3.700%, 04/15/22		750	784,312
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		3,000	3,138,997
	Baltimore Gas & Electric Co.
	3.350%, 07/01/23		610	655,015
	Bank of America Corp.
	2.625%, 10/19/20		2,500	2,512,400
	3.300%, 01/11/23		500	533,929
	Bayer U.S. Finance II LLC
#Ω	3.375%, 07/15/24		5,000	5,421,561
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	1,500	1,796,130
	0.750%, 03/16/23	EUR	600	720,835
	Biogen, Inc.
	3.625%, 09/15/22		4,500	4,797,890
	BMW US Capital LLC
Ω	3.900%, 04/09/25		2,800	3,142,876
	Boeing Co. (The)
	2.800%, 03/01/23		1,000	1,019,488
	Booking Holdings, Inc.
	2.750%, 03/15/23		4,500	4,757,873
	3.650%, 03/15/25		1,697	1,888,359
	4.100%, 04/13/25		3,536	4,023,520
	Bristol-Myers Squibb Co.
	2.750%, 02/15/23		5,500	5,816,143
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		5,000	5,139,205
	Broadcom, Inc.
Ω	4.700%, 04/15/25		4,350	4,974,065
	Brown & Brown, Inc.
	4.200%, 09/15/24		428	472,225
	Bunge Ltd Finance Corp.
	4.350%, 03/15/24		5,034	5,529,024
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		3,000	3,119,373
	Campbell Soup Co.
	2.500%, 08/02/22		1,000	1,033,626
	3.650%, 03/15/23		3,143	3,369,179
	Capital One Financial Corp.
	3.200%, 01/30/23		6,000	6,355,647
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.543%, 03/15/21		4,000	4,004,636
(r)	0.598%, 09/07/21		1,319	1,320,824
	1.700%, 08/09/21		1,000	1,014,149
	2.625%, 03/01/23		500	529,462
	Chevron Corp.
#	2.419%, 11/17/20		800	803,476
#	2.498%, 03/03/22		4,680	4,827,511
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Chubb INA Holdings, Inc.
	2.300%, 11/03/20	425	$426,385
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22	1,000	1,049,910
	Cigna Corp.
	3.900%, 02/15/22	1,866	1,960,708
	3.750%, 07/15/23	2,000	2,178,782
	Cisco Systems, Inc.
#	1.850%, 09/20/21	4,700	4,780,202
	Citigroup, Inc.
	4.500%, 01/14/22	115	121,584
	3.875%, 10/25/23	530	584,126
	Citizens Bank N.A.
	3.700%, 03/29/23	8,178	8,814,066
	CMS Energy Corp.
	5.050%, 03/15/22	2,549	2,696,539
	CNA Financial Corp.
	5.750%, 08/15/21	880	927,426
	3.950%, 05/15/24	3,000	3,303,501
	CNH Industrial Capital LLC
#	4.200%, 01/15/24	210	226,378
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	1,159	1,406,967
	Conagra Brands, Inc.
	3.800%, 10/22/21	2,000	2,079,738
	3.200%, 01/25/23	2,075	2,200,336
	Constellation Brands, Inc.
	2.700%, 05/09/22	7,000	7,257,769
	3.200%, 02/15/23	1,706	1,815,220
	Cox Communications, Inc.
Ω	3.250%, 12/15/22	975	1,032,789
	CVS Health Corp.
	2.125%, 06/01/21	500	506,444
	3.500%, 07/20/22	2,500	2,634,996
	2.750%, 12/01/22	2,500	2,617,052
	Daimler Finance North America LLC
Ω	3.300%, 05/19/25	1,600	1,740,194
	Discover Financial Services
	3.750%, 03/04/25	250	272,436
	Discovery Communications LLC
	3.450%, 03/15/25	200	219,845
	Dollar General Corp.
	3.250%, 04/15/23	2,320	2,473,779
	Dollar Tree, Inc.
	3.700%, 05/15/23	8,393	9,035,913
	Dominion Energy Gas Holdings LLC Floating Rate Note
(r)	0.913%, 06/15/21	4,500	4,519,403
	DTE Energy Co.
	3.300%, 06/15/22	503	524,361
	Duke Energy Corp.
#	2.400%, 08/15/22	1,357	1,409,083

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	DuPont de Nemours, Inc.
#	2.169%, 05/01/23	7,200	$7,344,416
	DXC Technology Co.
#	4.125%, 04/15/25	5,000	5,394,449
	E*TRADE Financial Corp.
	2.950%, 08/24/22	8,280	8,679,568
	eBay, Inc.
	2.750%, 01/30/23	417	439,179
	Edison International
#	2.400%, 09/15/22	300	306,288
#	2.950%, 03/15/23	2,998	3,081,814
	4.950%, 04/15/25	4,500	5,004,676
	Electronic Arts, Inc.
	3.700%, 03/01/21	2,000	2,034,851
	Enel Finance International N.V.
Ω	4.250%, 09/14/23	1,000	1,090,267
	Energy Transfer Operating L.P.
	4.650%, 06/01/21	1,180	1,203,154
	Enterprise Products Operating LLC
	3.350%, 03/15/23	1,200	1,275,194
	Equifax, Inc.
	3.950%, 06/15/23	5,000	5,414,428
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	1,000	1,092,706
	Expedia Group, Inc.
	4.500%, 08/15/24	311	327,023
	Exxon Mobil Corp.
	2.397%, 03/06/22	11,161	11,489,395
	FedEx Corp.
	3.200%, 02/01/25	300	330,237
	Fifth Third Bancorp
	3.500%, 03/15/22	2,000	2,092,000
	Flex, Ltd.
	5.000%, 02/15/23	8,000	8,769,594
	Franklin Resources, Inc.
	2.850%, 03/30/25	1,700	1,863,022
	GE Capital Funding LLC
Ω	3.450%, 05/15/25	3,125	3,296,050
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	4,303	4,325,465
	General Mills, Inc. Floating Rate Note
(r)	0.811%, 04/16/21	5,479	5,494,654
	3.150%, 12/15/21	500	515,029
	2.600%, 10/12/22	4,385	4,580,581
	General Motors Financial Co., Inc.
	3.200%, 07/06/21	3,200	3,252,360
	3.250%, 01/05/23	500	517,189
	2.750%, 06/20/25	6,300	6,496,955
	Gilead Sciences, Inc.
	2.550%, 09/01/20	1,000	1,001,699
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Glencore Funding LLC
Ω	4.625%, 04/29/24		9,283	$10,270,711
Global Payments, Inc.
	3.750%, 06/01/23		4,480	4,825,247
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		400	418,918
	5.750%, 01/24/22		5,500	5,918,084
	3.625%, 01/22/23		205	220,158
	3.750%, 05/22/25		1,500	1,677,527
Halliburton Co.
	3.500%, 08/01/23		500	532,186
Harley-Davidson Financial Services, Inc.
Ω	2.850%, 01/15/21		500	502,235
Ω	3.550%, 05/21/21		1,000	1,014,706
Ω	2.550%, 06/09/22		2,924	2,961,586
#Ω	3.350%, 02/15/23		500	515,791
Hewlett Packard Enterprise Co.
	3.600%, 10/15/20		3,800	3,812,030
	4.450%, 10/02/23		1,000	1,097,521
	4.650%, 10/01/24		4,500	5,060,148
Hewlett Packard Enterprise Co. Floating Rate Note
(r)	0.998%, 03/12/21		500	500,796
IBM Credit LLC Floating Rate Note
(r)	0.532%, 01/20/21		7,200	7,207,682
(r)	0.701%, 02/05/21		1,000	1,000,740
International Business Machines Corp.
	0.375%, 01/31/23	EUR	1,000	1,190,939
JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,122,302
Johnson & Johnson
	0.250%, 01/20/22	EUR	1,000	1,188,244
JPMorgan Chase & Co.
	3.250%, 09/23/22		2,422	2,567,594
Kellogg Co.
#	4.000%, 12/15/20		162	164,171
KeyCorp
	2.900%, 09/15/20		2,000	2,005,745
Kroger Co. (The)
	3.400%, 04/15/22		1,000	1,040,397
	2.800%, 08/01/22		500	522,245
L3Harris Technologies, Inc.
#	4.950%, 02/15/21		701	709,398
Laboratory Corp. of America Holdings
	3.200%, 02/01/22		1,500	1,558,036
	4.000%, 11/01/23		5,000	5,491,552
Lazard Group LLC
	3.750%, 02/13/25		1,000	1,075,605
Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,900	3,005,106

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	LyondellBasell Industries NV
	6.000%, 11/15/21	3,853	$4,066,411
	5.750%, 04/15/24	440	511,659
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	1,500	1,647,752
	Marathon Petroleum Corp.
	4.500%, 05/01/23	5,810	6,295,198
	4.700%, 05/01/25	2,000	2,275,295
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22	1,500	1,548,709
	McKesson Corp.
#	2.700%, 12/15/22	2,451	2,554,250
	2.850%, 03/15/23	1,220	1,281,716
	Micron Technology, Inc.
	2.497%, 04/24/23	550	574,160
	Microsoft Corp.
	2.375%, 02/12/22	14,000	14,439,765
#	2.650%, 11/03/22	5,950	6,250,306
	Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21	2,258	2,297,141
	Mondelez International, Inc.
#	3.625%, 05/07/23	890	963,289
	Morgan Stanley
	5.500%, 07/28/21	925	971,055
	3.125%, 01/23/23	5,400	5,741,273
	Mosaic Co. (The)
	3.750%, 11/15/21	1,000	1,028,723
	3.250%, 11/15/22	1,000	1,031,730
	Motorola Solutions, Inc.
	3.500%, 03/01/23	1,750	1,868,011
	MPLX L.P.
#	4.875%, 12/01/24	1,330	1,496,759
	Mylan, Inc.
	4.200%, 11/29/23	200	219,917
	National Oilwell Varco, Inc.
	2.600%, 12/01/22	2,403	2,452,799
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.683%, 06/30/21	7,000	7,021,862
	NetApp, Inc.
	3.250%, 12/15/22	2,000	2,081,421
	Newmont Corp.
	3.625%, 06/09/21	398	406,281
	Northrop Grumman Corp.
	3.500%, 03/15/21	535	545,170
	Nucor Corp.
	2.000%, 06/01/25	2,000	2,104,982
	NVIDIA Corp.
	2.200%, 09/16/21	575	585,715
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22	7,335	7,734,852
	ONEOK, Inc.
	4.250%, 02/01/22	3,000	3,112,101
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Oracle Corp.
	2.500%, 10/15/22		2,000	$2,093,620
	PACCAR Financial Corp.
	2.650%, 05/10/22		4,750	4,943,870
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		1,605	1,656,401
Ω	4.875%, 07/11/22		1,455	1,563,564
Ω	4.250%, 01/17/23		822	885,329
Ω	4.125%, 08/01/23		700	757,643
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	4,500	5,333,410
	Philip Morris International, Inc.
	2.375%, 08/17/22		200	207,809
	Phillips 66
	4.300%, 04/01/22		990	1,050,265
	Phillips 66 Partners L.P.
#	2.450%, 12/15/24		2,000	2,072,583
	3.605%, 02/15/25		2,000	2,145,966
	Principal Financial Group, Inc.
	3.300%, 09/15/22		1,516	1,598,805
	3.125%, 05/15/23		890	949,113
	Procter & Gamble Co. (The)
	4.125%, 12/07/20	EUR	400	477,823
	2.000%, 08/16/22	EUR	1,600	1,970,766
	Progress Energy, Inc.
	4.400%, 01/15/21		2,150	2,167,407
	QUALCOMM, Inc.
	2.600%, 01/30/23		6,690	7,045,548
	Regions Financial Corp.
	2.750%, 08/14/22		2,750	2,866,180
	Reinsurance Group of America, Inc.
#	4.700%, 09/15/23		4,600	5,079,622
	Reynolds American Inc.
	4.450%, 06/12/25		1,500	1,706,085
	Ross Stores, Inc.
	4.600%, 04/15/25		1,000	1,150,558
	Ryder System, Inc.
	2.875%, 06/01/22		383	397,974
	3.400%, 03/01/23		1,200	1,270,824
	Santander Holdings USA, Inc.
#	3.500%, 06/07/24		1,550	1,661,174
	Sempra Energy
	2.850%, 11/15/20		5,000	5,017,743
	4.050%, 12/01/23		735	808,592
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		207	214,177
	Southern Power Co.
	2.500%, 12/15/21		539	553,217
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	104,980
	Stryker Corp.
	2.625%, 03/15/21		2,378	2,406,006

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Sunoco Logistics Partners Operations L.P.
	4.650%, 02/15/22		1,050	$1,090,604
	3.450%, 01/15/23		740	760,642
	Sysco Corp.
	2.600%, 10/01/20		3,970	3,976,104
	3.550%, 03/15/25		5,567	6,089,925
	Thermo Fisher Scientific, Inc.
	3.000%, 04/15/23		1,200	1,275,847
	Truist Financial Corp.
	2.900%, 03/03/21		3,000	3,039,472
	2.050%, 05/10/21		731	740,001
	2.750%, 04/01/22		1,090	1,129,982
	Tyson Foods, Inc.
	4.500%, 06/15/22		2,000	2,128,166
	United Parcel Service, Inc.
#	2.450%, 10/01/22		300	313,263
	3.900%, 04/01/25		2,000	2,283,481
	UnitedHealth Group, Inc.
	2.125%, 03/15/21		2,000	2,022,870
	Ventas Realty L.P.
	2.650%, 01/15/25		800	824,295
	Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,122,653
	VF Corp.
#	2.400%, 04/23/25		5,700	6,062,910
	ViacomCBS, Inc.
	3.500%, 01/15/25		100	109,853
	4.750%, 05/15/25		6,400	7,367,424
	Volkswagen Group of America Finance LLC
#Ω	2.850%, 09/26/24		500	535,115
	Walgreen Co.
	3.100%, 09/15/22		1,500	1,576,580
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		500	516,255
	Walmart, Inc. Floating Rate Note
(r)	0.535%, 06/23/21		4,880	4,891,424
	Waste Management, Inc.
	2.400%, 05/15/23		200	209,014
	Wells Fargo & Co.
	2.094%, 04/25/22	CAD	1,000	759,446
	Wells Fargo Bank NA Floating Rate Note
(r)	0.768%, 10/22/21		8,000	8,031,812
	Whirlpool Corp.
	3.700%, 03/01/23		2,170	2,310,340
	Williams Cos, Inc. (The)
	3.900%, 01/15/25		2,161	2,368,257
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		1,190	1,257,911
	Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		950	986,469
	3.550%, 04/01/25		800	884,550
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Zoetis, Inc.
	3.250%, 02/01/23	2,976	$3,159,107
TOTAL UNITED STATES			597,447,869
TOTAL BONDS			1,185,315,206
U.S. TREASURY OBLIGATIONS — (12.4%)
Treasury Inflation Protected Security
±	1.125%, 01/15/21	21,683	21,896,305
	0.125%, 04/15/21	12,333	12,411,409
U.S. Treasury Notes
(r)	0.325%, 07/31/21	72,000	72,135,652
(r)	0.405%, 10/31/21	29,500	29,597,748
(r)	0.219%, 04/30/22	42,000	42,046,398
TOTAL U.S. TREASURY OBLIGATIONS			178,087,512
CERTIFICATES OF DEPOSIT — (0.4%)
SINGAPORE — (0.4%)
(r)	Oversea-Chinese Banking Corp., Ltd., Floating Rate Note	5,000,000	5,000,430
TOTAL INVESTMENT SECURITIES (Cost $1,336,219,688)			1,368,403,148
COMMERCIAL PAPER — (3.5%)
	AstraZeneca P.L.C. 1.850%, 12/11/20	4,000	3,993,025
BASF Coatings AG
Ω	1.690%, 08/07/20	400	399,988
	0.720%, 09/01/20	3,000	2,999,189
	1.650%, 09/01/20	3,000	2,999,189
Ω	1.681%, 09/01/20	5,200	5,198,595
Ω	Bayer Corp. 0.800%, 08/17/20	2,000	1,999,842
Ω	Campbell Soup Company 0.850%, 03/01/21	5,500	5,472,828
	Dow Chemical Co. 1.300%, 08/17/20	3,000	2,999,764
	Intesa Sanpaolo Funding LLC 0.840%, 12/07/20	5,000	4,989,268
Natwest Markets P.L.C.
Ω	0.870%, 11/02/20	500	499,667
Ω	1.021%, 01/15/21	5,000	4,988,660
Ω	Stanley Works (The) 0.966%, 09/02/20	10,000	9,996,572
	Walgreens Boots Alliance, Inc. 0.840%, 08/12/20	1,625	1,624,907

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Ω	Walt Disney Co. (The) 0.700%, 04/30/21	2,500	$2,491,450
TOTAL COMMERCIAL PAPER			50,652,944

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	1,043,623	$12,075,765
TOTAL INVESTMENTS — (100.0%)
(Cost $1,398,888,036)^^			$1,431,131,857

As of July 31, 2020, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	1,033,856	USD	1,204,090	Citibank, N.A.	08/19/20	$14,124
Total Appreciation						$14,124
USD	44,648,952	EUR	39,225,346	Citibank, N.A.	08/19/20	$(1,571,080)
USD	10,926,116	SEK	100,045,217	Bank of New York Mellon Corp.	08/20/20	(470,020)
USD	50,777,658	EUR	44,326,491	Citibank, N.A.	08/25/20	(1,459,808)
USD	50,345,818	EUR	43,476,572	Citibank, N.A.	08/28/20	(893,304)
USD	6,749,858	CAD	9,073,402	Bank of New York Mellon Corp.	08/31/20	(24,522)
USD	44,688,007	CAD	59,859,443	Citibank, N.A.	08/31/20	(4,231)
USD	7,808,363	GBP	6,021,111	Citibank, N.A.	09/02/20	(74,510)
Total (Depreciation)						$(4,497,475)
Total Appreciation (Depreciation)						$(4,483,351)
As of July 31, 2020, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.633%	Fixed	CPI	Maturity	USD	27,000,000	04/14/21	—	—	$174,087	$174,087
Bank of America Corp.	1.525%	Fixed	CPI	Maturity	USD	43,000,000	08/31/21	—	—	113,477	113,477
Bank of America Corp.	1.435%	Fixed	CPI	Maturity	USD	30,000,000	10/30/20	—	—	379,104	379,104
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	349,517	349,517
Bank of America Corp.	0.165%	Fixed	CPI	Maturity	USD	30,000,000	06/03/21	—	—	143,254	143,254
Citibank, N.A.	1.365%	Fixed	CPI	Maturity	USD	60,000,000	07/06/21	—	—	71,703	71,703
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	369,724	369,724
Citibank, N.A.	0.675%	Fixed	CPI	Maturity	USD	20,000,000	06/10/21	—	—	34,328	34,328
Citibank, N.A.	0.530%	Fixed	CPI	Maturity	USD	35,000,000	03/11/22	—	—	104,562	104,562
Citibank, N.A.	0.058%	Fixed	CPI	Maturity	USD	25,000,000	06/02/21	—	—	138,972	138,972
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	127,322	127,322
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	154,964	154,964
Total Appreciation										$2,161,014	$2,161,014
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	(1,121,211)	(1,121,211)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.254%	Fixed	CPI	Maturity	USD	30,000,000	10/24/23	—	—	$(1,444,090)	$(1,444,090)
Bank of America Corp.	2.228%	Fixed	CPI	Maturity	USD	26,000,000	03/12/22	—	—	(935,061)	(935,061)
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	(1,046,682)	(1,046,682)
Bank of America Corp.	1.628%	Fixed	CPI	Maturity	USD	26,000,000	01/16/21	—	—	(303,323)	(303,323)
Bank of America Corp.	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	(13,119)	(13,119)
Bank of America Corp.	1.325%	Fixed	CPI	Maturity	USD	42,000,000	02/26/21	—	—	(397,775)	(397,775)
Bank of America Corp.	1.244%	Fixed	CPI	Maturity	USD	30,000,000	09/05/20	—	—	(61,551)	(61,551)
Bank of America Corp.	0.995%	Fixed	CPI	Maturity	USD	48,000,000	03/04/21	—	—	(312,489)	(312,489)
Citibank, N.A.	2.318%	Fixed	CPI	Maturity	USD	24,000,000	07/05/22	—	—	(1,020,296)	(1,020,296)
Citibank, N.A.	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	(1,022,765)	(1,022,765)
Citibank, N.A.	2.190%	Fixed	CPI	Maturity	USD	23,000,000	08/13/21	—	—	(742,866)	(742,866)
Citibank, N.A.	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	(878,815)	(878,815)
Citibank, N.A.	2.149%	Fixed	CPI	Maturity	USD	38,000,000	01/23/21	—	—	(699,639)	(699,639)
Citibank, N.A.	2.144%	Fixed	CPI	Maturity	USD	44,000,000	01/11/21	—	—	(803,529)	(803,529)
Citibank, N.A.	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	(587,918)	(587,918)
Citibank, N.A.	2.009%	Fixed	CPI	Maturity	USD	42,000,000	10/23/22	—	—	(970,534)	(970,534)
Citibank, N.A.	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	(797,451)	(797,451)
Citibank, N.A.	1.879%	Fixed	CPI	Maturity	USD	54,000,000	07/26/21	—	—	(708,326)	(708,326)
Citibank, N.A.	1.849%	Fixed	CPI	Maturity	USD	20,000,000	10/27/21	—	—	(246,050)	(246,050)
Citibank, N.A.	1.640%	Fixed	CPI	Maturity	USD	22,000,000	11/20/20	—	—	(165,343)	(165,343)
Citibank, N.A.	1.350%	Fixed	CPI	Maturity	USD	43,000,000	08/07/20	—	—	(485,851)	(485,851)
Citibank, N.A.	1.350%	Fixed	CPI	Maturity	USD	48,000,000	10/09/20	—	—	(211,722)	(211,722)
Citibank, N.A.	1.269%	Fixed	CPI	Maturity	USD	40,000,000	02/12/21	—	—	(349,829)	(349,829)
Deutsche Bank AG	2.333%	Fixed	CPI	Maturity	USD	40,000,000	07/11/21	—	—	(1,369,838)	(1,369,838)
Deutsche Bank AG	2.289%	Fixed	CPI	Maturity	USD	33,000,000	06/13/22	—	—	(1,333,920)	(1,333,920)
Deutsche Bank AG	2.203%	Fixed	CPI	Maturity	USD	31,000,000	10/25/22	—	—	(1,202,185)	(1,202,185)
Deutsche Bank AG	2.128%	Fixed	CPI	Maturity	USD	34,000,000	11/15/22	—	—	(1,209,470)	(1,209,470)
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	(469,341)	(469,341)
Deutsche Bank AG, London Branch	2.135%	Fixed	CPI	Maturity	USD	30,000,000	04/05/21	—	—	(747,962)	(747,962)
Deutsche Bank AG, London Branch	1.983%	Fixed	CPI	Maturity	USD	32,000,000	05/12/22	—	—	(821,463)	(821,463)
Total (Depreciation)										$(22,480,414)	$(22,480,414)
Total Appreciation (Depreciation)										$(20,319,400)	$(20,319,400)

DFA Short-Duration Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$44,104,255	—	$44,104,255
Belgium	—	27,040,126	—	27,040,126
Canada	—	110,861,929	—	110,861,929
Denmark	—	3,008,305	—	3,008,305
Finland	—	14,060,764	—	14,060,764
France	—	38,024,581	—	38,024,581
Germany	—	62,709,427	—	62,709,427
Ireland	—	541,237	—	541,237
Italy	—	17,833,100	—	17,833,100
Japan	—	95,888,248	—	95,888,248
Netherlands	—	42,775,356	—	42,775,356
Norway	—	4,425,742	—	4,425,742
Spain	—	8,571,298	—	8,571,298
Supranational Organization Obligations	—	20,678,798	—	20,678,798
Sweden	—	32,681,546	—	32,681,546
Switzerland	—	13,900,750	—	13,900,750
United Kingdom	—	50,761,875	—	50,761,875
United States	—	597,447,869	—	597,447,869
Certificates of Deposit	—	5,000,430	—	5,000,430
U.S. Treasury Obligations	—	178,087,512	—	178,087,512
Commercial Paper	—	50,652,944	—	50,652,944
Securities Lending Collateral	—	12,075,765	—	12,075,765
Forward Currency Contracts**	—	(4,483,351)	—	(4,483,351)
Swap Agreements**	—	(20,319,400)	—	(20,319,400)
TOTAL	—	$1,406,329,106	—	$1,406,329,106
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	$2,513,148
ALASKA — (0.5%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	947,169
5.000%, 09/01/23	600	685,314
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,952,561
TOTAL ALASKA		4,585,044
ARIZONA — (0.2%)
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	701,915
Scottsdale Municipal Property Corp. (RB) Series
3.000%, 07/01/21	805	826,043
TOTAL ARIZONA		1,527,958
ARKANSAS — (0.9%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	7,599,575
CALIFORNIA — (4.3%)
California State (GO)
5.000%, 08/01/26	9,000	11,481,210
3.500%, 08/01/27	1,500	1,816,875
5.000%, 08/01/27	4,000	5,257,800
California State (GO) Series B
5.000%, 09/01/25	3,140	3,896,520
City of Los Angeles (RN)
4.000%, 06/24/21	6,000	6,206,280
Los Angeles Unified School District/CA Series A
5.000%, 07/01/23	4,935	5,632,020
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,106,979
TOTAL CALIFORNIA		35,397,684
	Face Amount	Value†
	(000)
COLORADO — (4.3%)
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	$3,846,240
Colorado State (RN)
4.000%, 06/25/21	25,000	25,845,250
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,082,592
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,322,262
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,216,340
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,728,610
TOTAL COLORADO		36,041,294
CONNECTICUT — (0.1%)
City of Danbury (BAN)
2.000%, 07/15/21	1,000	1,016,500
DELAWARE — (0.5%)
New Castle County (GO)
5.000%, 10/01/23	2,275	2,624,781
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,587,881
TOTAL DELAWARE		4,212,662
DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,653,020
5.000%, 06/01/26	1,875	2,373,806
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,843,257
TOTAL DISTRICT OF COLUMBIA		10,870,083

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (2.3%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	$6,302,500
Florida State (GO) Series A
5.000%, 06/01/23	700	795,634
5.000%, 07/01/24	500	591,980
Florida State (GO) Series B
5.000%, 06/01/23	650	738,803
Florida State (GO) Series C
5.000%, 06/01/21	2,000	2,080,800
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,280,292
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	1,500	1,584,165
School District of Broward County (RN)
2.000%, 06/30/21	880	894,529
State of Florida (GO) Series B
5.000%, 06/01/25	3,000	3,679,830
TOTAL FLORIDA		18,948,533
GEORGIA — (2.1%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,524,600
5.000%, 07/01/27	8,000	10,471,360
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,801,024
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,821,298
TOTAL GEORGIA		17,618,282
HAWAII — (1.0%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,469,511
5.000%, 10/01/25	450	554,476
Hawaii State (GO) Series
5.000%, 05/01/23	1,800	2,035,008
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	332,295
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,108,070
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,394,773
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	$347,270
TOTAL HAWAII		8,241,403
KANSAS — (1.3%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	631,446
City of Lenexa (GO) Series B
5.000%, 09/01/20	1,610	1,615,909
City of Merriam (GO)
5.000%, 10/01/25	200	247,934
City of Wichita (GO) Series A
5.000%, 12/01/20	3,000	3,047,640
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,545,388
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,914,000
State of Kansas Department of Transportation (RB) Series B
5.000%, 09/01/20	1,975	1,982,169
TOTAL KANSAS		10,984,486
KENTUCKY — (0.8%)
Louisville & Jefferson County (GO) Series
5.000%, 12/01/25	3,800	4,719,714
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,667,430
TOTAL KENTUCKY		6,387,144
LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	273,567
5.000%, 08/01/23	1,100	1,257,641
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	638,586
TOTAL LOUISIANA		2,169,794
MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/23	495	562,325
MARYLAND — (8.7%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,517,920

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Baltimore County (GO)
5.000%, 08/01/21	500	$524,175
3.000%, 11/01/24	5,015	5,560,482
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	713,215
Harford County (GO) Series A
5.000%, 09/15/20	900	905,013
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,992,100
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,683,120
5.000%, 02/15/25	8,390	10,194,689
Maryland State (GO) Series 2
5.000%, 08/01/26	1,000	1,272,960
Maryland State (GO) Series A
5.000%, 08/01/21	1,000	1,048,450
5.000%, 03/15/28	7,000	9,337,510
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,990,436
5.000%, 08/01/26	5,500	7,001,280
Maryland State (GO) Series C
5.000%, 08/01/20	2,000	2,000,000
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	8,764,701
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,170,360
Prince County George's (GO) Series A
5.000%, 07/15/21	240	251,155
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	5,122,616
3.000%, 06/01/26	2,080	2,363,026
TOTAL MARYLAND		72,413,208
MASSACHUSETTS — (6.7%)
City of Beverly (BAN)
2.000%, 03/26/21	2,000	2,021,060
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,081,800
City of Quincy (BAN)
2.000%, 06/11/21	5,000	5,079,900
City of Somerville (BAN) Series A
2.000%, 06/04/21	8,000	8,121,600
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Somerville (BAN) Series B
1.000%, 10/23/20	1,200	$1,201,596
Commonwealth of Massachusetts (GO) Series A
¤ 5.000%, 04/01/24 (Pre-refunded @ $100, 4/1/21)	1,500	1,548,150
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	525,415
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,515,640
5.000%, 08/01/24	1,360	1,620,032
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,318,630
Massachusetts Clean Water Trust (The) (RB)
5.000%, 08/01/20	400	400,000
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	4,039,114
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	12,252,600
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,229,500
Town of Nantucket (BAN)
1.250%, 11/13/20	1,000	1,002,470
Town of Westport (BAN)
1.250%, 11/03/20	1,000	1,002,090
TOTAL MASSACHUSETTS		55,959,597
MICHIGAN — (0.6%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	3,485	3,558,847
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,828,305
TOTAL MICHIGAN		5,387,152
MINNESOTA — (3.3%)
City of Minneapolis (GO)
4.000%, 12/01/20	200	202,528

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series A
5.000%, 03/01/21	1,700	$1,747,668
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,325,375
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,646,960
5.000%, 08/01/28	6,000	8,084,880
Minnesota State (GO) Series D
5.000%, 08/01/21	1,200	1,258,512
TOTAL MINNESOTA		27,265,923
MISSISSIPPI — (0.3%)
Mississippi State (GO) Series B
5.000%, 11/01/20	600	607,074
Mississippi State (GO) Series C
5.000%, 10/01/20	1,565	1,577,082
TOTAL MISSISSIPPI		2,184,156
MISSOURI — (0.6%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,808,800
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,199,627
TOTAL MISSOURI		5,008,427
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,659,400
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,675,749
5.000%, 12/15/26	3,975	5,103,264
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	608,880
TOTAL NEBRASKA		11,047,293
NEVADA — (3.1%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	624,084
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,355,628
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	14,123,096
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	$934,443
TOTAL NEVADA		26,037,251
NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,297,160
NEW JERSEY — (2.4%)
Bergen County (BAN)
2.000%, 06/10/21	1,000	1,015,410
2.000%, 06/10/21	1,000	1,015,160
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,147,200
City of Jersey (GO) Series A
3.000%, 01/13/21	3,000	3,036,750
City of Jersey City (BAN) Series C AND D
2.000%, 06/17/21	2,000	2,031,180
Hudson County (GO)
5.000%, 09/01/20	1,000	1,003,670
Mercer County (BAN) Series A
2.000%, 06/10/21	3,000	3,043,140
Middlesex County (BAN)
2.000%, 06/03/21	5,000	5,076,750
Ocean County (GO)
4.000%, 10/01/20	1,000	1,006,170
Township of Parsippany-Troy Hills (GO)
2.000%, 09/15/21	1,515	1,546,012
TOTAL NEW JERSEY		19,921,442
NEW MEXICO — (1.1%)
New Mexico State (GO)
5.000%, 03/01/21	2,105	2,163,414
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,956,251
TOTAL NEW MEXICO		9,119,665
NEW YORK — (7.1%)
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,000	1,010,570
City of New York (GO) Series A-1
3.000%, 08/01/20	2,615	2,615,000
4.000%, 08/01/20	2,220	2,220,000
City of New York (GO) Series C
5.000%, 08/01/26	500	631,070

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/26	3,650	$4,606,811
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,827,685
City of New York (GO) Series J
5.000%, 08/01/22	650	711,575
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,010,320
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,010,750
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	604,625
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	2,500	2,681,700
5.000%, 02/15/24	700	816,627
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,951,500
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	8,975,750
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,582,735
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	728,161
TOTAL NEW YORK		58,984,879
NORTH CAROLINA — (2.8%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,880,064
Gaston County (GO)
5.000%, 02/01/26	2,500	3,111,675
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,454,821
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	650	702,123
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	$1,072,035
Wake County (GO)
5.000%, 09/01/24	4,000	4,781,240
Wake County (GO) Series C
5.000%, 03/01/25	7,530	9,164,236
TOTAL NORTH CAROLINA		23,166,194
NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	562,162
OHIO — (5.4%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
¤ 6.250%, 06/01/37	2,640	2,931,324
City of Columbus (GO) Series
4.000%, 08/15/25	3,500	4,131,050
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	5,154,573
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,542,120
Franklin County (GO)
5.000%, 06/01/21	1,830	1,903,621
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,416,128
5.000%, 09/01/28	2,500	3,371,725
Ohio State (GO) Series B
5.000%, 08/01/20	650	650,000
5.000%, 09/01/27	9,300	12,187,464
5.000%, 09/15/27	3,500	4,591,965
Ohio Water Development Authority Series A
5.000%, 06/01/22	700	762,524
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,960,924
TOTAL OHIO		44,603,418
OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,077,090

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (1.1%)
City of Portland Sewer System Revenue (RB) Series A Series A
5.000%, 10/01/23	3,570	$4,113,997
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	1,144,484
Oregon State (GO) Series A
5.000%, 05/01/21	800	829,056
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,282,880
Oregon State (GO) Series Series D
5.000%, 06/01/22	540	588,130
TOTAL OREGON		8,958,547
PENNSYLVANIA — (0.5%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,231,268
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	657,978
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,351,871
TOTAL RHODE ISLAND		2,009,849
SOUTH CAROLINA — (2.9%)
Beaufort County (GO) (ST AID WITHHLDG) Series
4.000%, 03/01/22	640	678,957
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/23	6,000	6,742,800
Charleston County (GO) Series C
5.000%, 11/01/20	1,000	1,011,810
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	800	819,184
Clemson University (RB) Series B
5.000%, 05/01/25	750	906,675
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	$3,217,802
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	5,000	5,079,600
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,352,030
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,458,160
TOTAL SOUTH CAROLINA		24,267,018
TENNESSEE — (3.3%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	536,673
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,220,950
5.000%, 01/01/26	5,000	6,229,050
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,605,797
Shelby County (GO)
5.000%, 04/01/25	5,000	6,082,250
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,031,970
Sumner County (GO)
5.000%, 06/01/21	650	676,150
5.000%, 12/01/21	900	958,257
Washington County (GO) Series A
4.000%, 06/01/26	1,705	2,044,124
TOTAL TENNESSEE		27,385,221
TEXAS — (15.4%)
Bexar County (GO)
5.000%, 06/15/21	1,850	1,927,922
5.000%, 06/15/21	725	755,537
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,233,460
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,920,700
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/20	280	282,167

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 10/01/21	245	$258,894
City of Fort Worth (GO)
3.000%, 03/01/21	2,000	2,032,520
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,423,140
City of Garland (GO) Series A
5.000%, 02/15/24	400	466,308
City of Houston (RN)
5.000%, 06/30/21	4,000	4,174,160
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,373,550
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,467,280
City of San Antonio (GO)
4.000%, 02/01/21	1,490	1,518,265
5.000%, 02/01/21	1,000	1,023,880
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	10,127,413
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	963,146
5.000%, 02/01/26	2,850	3,554,321
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,077,164
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,837,069
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	820,656
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	2,209,715
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,611,043
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/20	2,460	2,463,665
Georgetown Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	3,405	3,474,871
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,841,440
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	$3,495,430
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	5,000	6,395,050
Magnolia Independent School District (PSF-GTD)
5.000%, 08/15/21	500	525,070
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	3,537,464
Pflugerville Independent School District (GO) (PSF-GTD)
4.000%, 08/15/20	2,000	2,002,360
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,598,110
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	530	539,874
Texas State (GO)
5.000%, 10/01/23	4,200	4,841,424
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,170,130
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	15,453,500
5.000%, 08/15/26	3,850	4,904,130
Ysleta Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/20	460	460,685
TOTAL TEXAS		127,761,513
UTAH — (0.6%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,438,402
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,136,320
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	707,934
Utah State (GO) Series B
5.000%, 07/01/21	620	647,460

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	$677,495
TOTAL UTAH		4,607,611
VIRGINIA — (3.9%)
Arlington County (GO)
5.000%, 08/15/27	4,000	5,251,080
5.000%, 08/15/27	3,820	5,014,781
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	5,306,866
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,396,288
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,086,062
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	925,074
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/24	3,000	3,591,030
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	1,000	1,083,730
5.000%, 10/01/26	5,535	7,089,726
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	687,540
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	200	202,358
TOTAL VIRGINIA		32,634,535
WASHINGTON — (3.4%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,525,330
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,447,664
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	535,842
King County (GO) Series A
5.000%, 12/01/25	1,830	2,277,289
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,725,610
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	$1,029,395
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	268,025
5.000%, 12/01/22	2,080	2,313,210
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,276,441
Washington State (GO) Series 2017-
5.000%, 08/01/26	1,480	1,881,968
Washington State (GO) Series A
5.000%, 08/01/21	500	524,225
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,340,993
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	155,297
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	6,274,704
TOTAL WASHINGTON		28,575,993
WISCONSIN — (4.5%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,319,780
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,921,279
5.000%, 04/01/28	9,990	12,968,918
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	706,693
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,852,168
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	245,997
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,120,521
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,931,217
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,842,397

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 2
5.000%, 11/01/20	800	$809,488
Wisconsin State (GO) Series A
5.000%, 05/01/21	990	1,025,957
5.000%, 05/01/22	970	1,052,508
5.000%, 05/01/22	980	1,063,359
TOTAL WISCONSIN		37,860,282
TOTAL MUNICIPAL BONDS Cost ($785,022,688)		832,002,769
TOTAL INVESTMENTS — (100.0%)
(Cost $785,022,688)^^		$832,002,769
As of July 31, 2020, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.610%	Fixed	CPI	Maturity	USD	20,000,000	12/31/20	—	—	$94,130	$94,130
Bank of America Corp.	1.609%	Fixed	CPI	Maturity	USD	17,000,000	06/24/21	—	—	82,845	82,845
Bank of America Corp.	1.548%	Fixed	CPI	Maturity	USD	8,000,000	01/08/21	—	—	65,306	65,306
Bank of America Corp.	1.530%	Fixed	CPI	Maturity	USD	19,000,000	12/24/20	—	—	172,778	172,778
Bank of America Corp.	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	88,615	88,615
Citibank, N.A.	1.578%	Fixed	CPI	Maturity	USD	25,000,000	08/09/23	—	—	78,112	78,112
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	38,847	38,847
Citibank, N.A.	1.555%	Fixed	CPI	Maturity	USD	10,000,000	12/11/20	—	—	79,816	79,816
Citibank, N.A.	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	20,911	20,911
Citibank, N.A.	1.533%	Fixed	CPI	Maturity	USD	10,000,000	11/10/20	—	—	81,212	81,212
Citibank, N.A.	1.481%	Fixed	CPI	Maturity	USD	17,000,000	08/18/21	—	—	106,396	106,396
Citibank, N.A.	1.253%	Fixed	CPI	Maturity	USD	12,000,000	02/11/22	—	—	269,658	269,658
Citibank, N.A.	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	351,815	351,815
Citibank, N.A.	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	105,799	105,799
Total Appreciation										$1,636,240	$1,636,240
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	(1,373,866)	(1,373,866)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	(1,149,507)	(1,149,507)
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	(1,050,677)	(1,050,677)
Bank of America Corp.	2.327%	Fixed	CPI	Maturity	USD	17,000,000	07/30/24	—	—	(1,021,565)	(1,021,565)
Bank of America Corp.	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	(1,041,148)	(1,041,148)
Bank of America Corp.	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	(704,552)	(704,552)
Bank of America Corp.	2.192%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	(784,013)	(784,013)
Bank of America Corp.	2.186%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	(1,084,259)	(1,084,259)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	$(619,578)	$(619,578)
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	(761,835)	(761,835)
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	(452,966)	(452,966)
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	(567,783)	(567,783)
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	(486,017)	(486,017)
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	(824,137)	(824,137)
Bank of America Corp.	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	(462,762)	(462,762)
Bank of America Corp.	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	(75,233)	(75,233)
Bank of America Corp.	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	(25,784)	(25,784)
Bank of America Corp.	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	(86,150)	(86,150)
Bank of America Corp.	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	(762,835)	(762,835)
Citibank, N.A.	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	(903,637)	(903,637)
Citibank, N.A.	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	(543,405)	(543,405)
Citibank, N.A.	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	(786,302)	(786,302)
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	(925,247)	(925,247)
Citibank, N.A.	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	(559,418)	(559,418)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	(490,157)	(490,157)
Citibank, N.A.	2.112%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	(1,168,569)	(1,168,569)
Citibank, N.A.	2.102%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	(534,415)	(534,415)
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	(830,426)	(830,426)
Citibank, N.A.	2.087%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	(742,126)	(742,126)
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	(417,416)	(417,416)
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	(533,535)	(533,535)
Citibank, N.A.	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	(254,933)	(254,933)
Citibank, N.A.	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	(88,413)	(88,413)
Citibank, N.A.	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	(21,522)	(21,522)
Citibank, N.A.	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	(259,126)	(259,126)
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	(334,529)	(334,529)
Citibank, N.A.	1.577%	Fixed	CPI	Maturity	USD	10,000,000	11/18/21	—	—	(16,224)	(16,224)
Citibank, N.A.	1.455%	Fixed	CPI	Maturity	USD	20,000,000	01/30/22	—	—	(301,752)	(301,752)
Total (Depreciation)										$(23,045,819)	$(23,045,819)
Total Appreciation (Depreciation)										$(21,409,579)	$(21,409,579)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$832,002,769	—	$832,002,769
Swap Agreements**	—	(21,409,579)	—	(21,409,579)
TOTAL	—	$810,593,190	—	$810,593,190
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/20	200	$200,000
5.000%, 08/01/21	1,000	1,048,350
5.000%, 08/01/23	300	342,702
TOTAL ALABAMA		1,591,052
ALASKA — (0.3%)
Alaska State (GO) Series B
5.000%, 08/01/20	290	290,000
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	585,144
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	807,144
TOTAL ALASKA		1,682,288
ARIZONA — (0.2%)
City of Phoenix (GO)
4.000%, 07/01/21	500	517,605
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	564,322
TOTAL ARIZONA		1,081,927
ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	400	412,788
5.000%, 06/15/21	1,250	1,302,425
5.000%, 04/01/22	1,110	1,199,133
TOTAL ARKANSAS		2,914,346
CALIFORNIA — (2.1%)
California State (GO)
3.500%, 08/01/27	5,000	6,056,250
5.000%, 10/01/27	2,000	2,642,280
California State (GO) Series B
5.000%, 09/01/26	1,195	1,528,405
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	160,038
TOTAL CALIFORNIA		10,386,973
	Face Amount	Value†
	(000)
COLORADO — (2.6%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	$1,160,390
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,352,321
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	5,161,853
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	661,584
Pueblo City Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	550	559,762
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,241,095
5.000%, 12/01/24	2,280	2,740,378
TOTAL COLORADO		12,877,383
CONNECTICUT — (0.2%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	555,490
Connecticut State (GO) Series
4.000%, 09/15/20	550	552,277
TOTAL CONNECTICUT		1,107,767
DELAWARE — (0.6%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	926,164
Kent County (GO)
4.000%, 09/01/24	415	478,483
New Castle County (GO)
5.000%, 10/01/23	1,600	1,846,000
TOTAL DELAWARE		3,250,647
DISTRICT OF COLUMBIA — (0.4%)
Washington Metropolitan Area Transit Authority (RB) Series
5.000%, 07/01/25	720	876,247

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	1,000	$1,288,480
TOTAL DISTRICT OF COLUMBIA		2,164,727
FLORIDA — (0.9%)
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	508,054
Florida State (GO) Series A
5.000%, 06/01/24	350	414,103
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,153,669
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	554,647
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,109,290
Palm Beach County (RB)
5.000%, 11/01/23	810	936,279
TOTAL FLORIDA		4,676,042
GEORGIA — (2.5%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,524,600
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,573,360
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,842,225
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,290,985
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,335,269
TOTAL GEORGIA		12,566,439
HAWAII — (2.6%)
City & County of Honolulu (GO) Series
5.000%, 07/01/24	1,005	1,186,734
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	172,292
5.000%, 10/01/25	725	893,323
Hawaii County (GO) Series D
5.000%, 09/01/20	1,375	1,379,964
Hawaii State (GO) Series
5.000%, 04/01/24	2,975	3,486,432
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,095,570
	Face Amount	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	$1,199,890
5.000%, 10/01/25	2,790	3,437,754
TOTAL HAWAII		12,851,959
INDIANA — (0.6%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,865,834
IOWA — (0.3%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,608,161
KANSAS — (1.3%)
City of Merriam (GO)
5.000%, 10/01/25	800	991,736
City of Wichita (GO) Series
5.000%, 06/01/22	550	598,807
Johnson County (GO) Series B
5.000%, 09/01/22	650	714,948
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	287,100
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	864,540
Kansas State Department of Transportation (RB) Series
5.000%, 09/01/26	1,000	1,258,440
Saline County Unified School District No. 305 Salina (GO)
5.000%, 09/01/20	1,900	1,906,935
TOTAL KANSAS		6,622,506
KENTUCKY — (2.2%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/01/35)	2,200	2,388,034
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,803,785
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,096,031
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	4,157,040

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	$839,600
TOTAL KENTUCKY		11,284,490
LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,048,140
5.000%, 08/01/23	500	571,655
TOTAL LOUISIANA		1,619,795
MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,136,010
MARYLAND — (7.5%)
Anne County Arundel (GO)
5.000%, 10/01/20	500	503,870
5.000%, 10/01/24	1,520	1,823,134
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,718,581
Baltimore County (GO)
5.000%, 08/01/20	750	750,000
5.000%, 08/01/22	600	658,104
5.000%, 03/01/28	1,335	1,778,794
Carroll County (GO)
5.000%, 11/01/21	550	583,291
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,654,998
Harford County (GO) Series A
5.000%, 09/15/20	570	573,175
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,522,014
Maryland State (GO) Series
5.000%, 06/01/23	3,000	3,412,620
Maryland State (GO) Series A
5.000%, 08/01/27	3,500	4,586,505
Maryland State (GO) Series B
4.000%, 08/01/23	850	947,826
5.000%, 08/01/24	1,000	1,192,080
5.000%, 08/01/27	500	655,215
Maryland State (GO) Series C
5.000%, 08/01/20	700	700,000
Montgomery County (GO) Series
5.000%, 11/01/24	2,000	2,406,160
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series B
5.000%, 12/01/21	350	$372,655
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,255,540
Prince County George's (GO) Series A
5.000%, 07/15/24	770	916,331
5.000%, 07/15/29	3,500	4,837,385
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	775,795
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,038,340
TOTAL MARYLAND		37,662,413
MASSACHUSETTS — (2.0%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	278,315
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	314,643
Commonwealth of Massachusetts (GO) Series
5.000%, 01/01/22	1,000	1,068,500
Commonwealth of Massachusetts (GO) Series A-
5.000%, 07/01/26	1,250	1,584,787
Commonwealth of Massachusetts (GO) Series B
5.000%, 08/01/22	1,165	1,277,819
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/20	100	100,000
5.000%, 04/01/22	1,275	1,377,829
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	482,000
Massachusetts Development Finance Agency (RB) Series
¤ 6.750%, 01/01/36 (Pre-refunded @ $100, 1/1/21)	2,865	2,941,925

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Holbrook (GO)
5.000%, 12/01/21	755	$803,554
TOTAL MASSACHUSETTS		10,229,372
MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,536,120
MINNESOTA — (3.5%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	1,126,433
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	420,964
City of Saint Paul (GO) Series B
5.000%, 11/01/20	100	101,181
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	532,470
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,071,940
Hennepin County (GO) Series B
5.000%, 12/01/21	350	372,606
Metropolitan Council (GO) Series
5.000%, 03/01/24	1,295	1,517,818
Minnesota State (GO) Series
5.000%, 10/01/27	2,000	2,630,740
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,147,346
Minnesota State (GO) Series E
5.000%, 08/01/22	760	834,556
4.000%, 10/01/22	3,000	3,252,540
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	1,459,171
TOTAL MINNESOTA		17,467,765
MISSISSIPPI — (0.2%)
Mississippi State (GO) Series C
5.000%, 10/01/20	950	957,334
	Face Amount	Value†
	(000)
MISSOURI — (2.4%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	$1,141,191
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,092,356
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,248,000
State County Louis (GO)
5.000%, 02/01/23	2,545	2,852,003
TOTAL MISSOURI		12,333,550
MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	517,375
NEBRASKA — (1.6%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	700	715,267
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	300	304,725
Omaha School District
5.000%, 12/15/22	1,375	1,532,066
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,983,640
Southern Public Power District (RB)
5.000%, 12/15/21	400	425,396
TOTAL NEBRASKA		7,961,094
NEVADA — (1.1%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,298,200
Nevada State (GO) Series C
5.000%, 11/01/24	450	538,853
Nevada State (GO) Series D1
5.000%, 03/01/22	250	269,150
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,462,630
TOTAL NEVADA		5,568,833
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	770	884,407

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (1.5%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	$2,136,620
3.000%, 02/01/25	910	1,016,015
Montville Township (GO)
3.000%, 10/01/25	500	566,780
Princeton (GO)
3.000%, 09/15/24	1,515	1,683,438
Township of Parsippany-Troy Hills (GO)
2.000%, 09/15/21	2,000	2,040,940
TOTAL NEW JERSEY		7,443,793
NEW MEXICO — (1.4%)
New Mexico State (GO)
5.000%, 03/01/21	1,000	1,027,750
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,107,440
Santa Fe County (GO)
5.000%, 07/01/22	710	775,881
TOTAL NEW MEXICO		6,911,071
NEW YORK — (6.2%)
City of New York (GO) Series
5.000%, 08/01/21	265	277,648
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,185,930
5.000%, 08/01/24	2,100	2,490,453
5.000%, 08/01/25	1,500	1,839,540
City of New York (GO) Series C
5.000%, 08/01/22	500	547,365
City of New York (GO) Series E
5.000%, 08/01/22	1,000	1,094,730
City of New York (GO) Series F
5.000%, 08/01/21	450	471,479
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,200,407
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,712,101
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	407,784
New York State Dormitory Authority (RB) Series
5.000%, 02/15/22	2,000	2,145,360
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	$1,029,620
5.000%, 03/15/23	600	675,060
5.000%, 02/15/25	500	604,625
5.000%, 03/15/28	4,000	5,245,800
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	800	858,144
5.000%, 02/15/24	300	349,983
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	102,560
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	605,330
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	333,012
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	561,724
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,700	4,759,878
Triborough Bridge & Tunnel Authority (RB) Series C1
4.000%, 11/15/27	1,500	1,817,040
TOTAL NEW YORK		31,315,573
NORTH CAROLINA — (4.4%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,763,820
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,737,798
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,863,328
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,455,380
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,604,778
5.000%, 06/01/25	655	804,137
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,241,669

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	$1,633,535
North Carolina State (GO) Series D
4.000%, 06/01/23	350	388,269
Wake County (GO)
5.000%, 09/01/21	1,300	1,368,419
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,457,302
TOTAL NORTH CAROLINA		22,318,435
NORTH DAKOTA — (0.4%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,337,956
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	515,745
TOTAL NORTH DAKOTA		1,853,701
OHIO — (5.2%)
City of Columbus (GO) Series
5.000%, 04/01/29	2,000	2,725,480
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,607,987
City of Columbus (GO) Series A
3.000%, 07/01/22	835	880,658
5.000%, 02/15/23	4,000	4,485,640
City of Columbus (GO) Series B
5.000%, 02/15/23	475	532,670
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,703,295
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	532,225
Ohio State (GO) Series
5.000%, 02/01/24	2,820	3,294,352
Ohio State (GO) Series A
5.000%, 09/15/21	800	843,536
5.000%, 09/15/22	2,250	2,481,030
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,048,450
5.000%, 06/15/22	450	490,874
5.000%, 09/15/23	1,000	1,150,640
5.000%, 09/01/24	2,000	2,389,720
Ohio State (GO) Series W
4.000%, 05/01/24	215	245,805
	Face Amount	Value†
	(000)
OHIO — (Continued)
4.000%, 05/01/25	215	$253,285
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,612,620
TOTAL OHIO		26,278,267
OKLAHOMA — (1.8%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,843,935
4.000%, 03/01/25	1,255	1,465,915
City of Tulsa (GO)
5.000%, 03/01/24	200	233,944
5.000%, 03/01/26	2,750	3,436,455
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
2.000%, 08/01/20	2,000	2,000,000
TOTAL OKLAHOMA		8,980,249
OREGON — (2.0%)
City of McMinnville (GO)
5.000%, 02/01/22	290	310,903
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	1,290,300
Jackson County (GO)
4.000%, 06/01/23	40	44,278
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,059,389
5.000%, 06/15/28	2,500	3,340,625
Oregon State (GO) Series E
5.000%, 08/01/21	410	429,910
Washington County (GO)
5.000%, 03/01/24	3,000	3,510,330
TOTAL OREGON		9,985,735
PENNSYLVANIA — (0.5%)
Berks County (GO)
5.000%, 11/15/22	445	494,052
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	573,843
5.000%, 07/01/22	1,025	1,117,014
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	64,206
5.000%, 03/01/25	130	157,092
TOTAL PENNSYLVANIA		2,406,207

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	$1,048,660
SOUTH CAROLINA — (3.0%)
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	514,020
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	519,475
Clemson University (RB) Series B
5.000%, 05/01/25	750	906,675
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,153,200
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	535	651,111
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	1,235	1,269,629
5.000%, 03/01/28	3,000	3,958,140
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,932,943
TOTAL SOUTH CAROLINA		14,905,193
TENNESSEE — (3.6%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,868,329
City of Knoxville Wastewater System Revenue (RB) Series
4.000%, 04/01/22	310	329,279
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,521,213
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,867,901
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	710,184
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	657,035
5.000%, 07/01/25	2,325	2,856,193
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Sullivan County (GO) Series A
5.000%, 04/01/21	450	$464,387
Sumner County (GO)
5.000%, 12/01/21	230	244,888
5.000%, 12/01/22	640	712,230
Town of Collierville (GO) Series
5.000%, 01/01/21	1,095	1,116,801
Williamson County (GO)
5.000%, 04/01/29	3,620	4,951,327
TOTAL TENNESSEE		18,299,767
TEXAS — (15.0%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	156,960
Austin Independent School District (GO) Series B
5.000%, 08/01/20	2,410	2,410,000
Bexar County (GO)
5.000%, 06/15/21	1,275	1,328,703
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,907,936
City of Amarillo (GO)
2.000%, 02/15/24	725	764,099
2.000%, 02/15/25	725	773,140
City of Arlington
5.000%, 08/15/23	2,090	2,395,328
City of Austin (GO)
5.000%, 09/01/27	2,255	2,938,739
City of Dallas (GO) Series A
5.000%, 02/15/21	500	512,855
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	143,600
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	1,790,143
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,857,408
5.000%, 02/15/25	1,930	2,344,159
5.000%, 02/15/25	2,450	2,960,972
City of Garland (GO) Series A
5.000%, 02/15/24	200	233,154
City of Houston (GO) Series A
5.000%, 03/01/21	3,000	3,083,580

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio (GO)
5.000%, 02/01/23	1,655	$1,851,548
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	716,611
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,603,230
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,488,420
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	810,398
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,365,040
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	3,874,065
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	594,900
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,489,786
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	556,984
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,240,660
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,332,300
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	932,235
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/21	400	410,328
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,926,977
	Face Amount	Value†
	(000)
TEXAS — (Continued)
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	$143,563
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,166,920
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	80,544
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,169,230
Texas State (GO)
5.000%, 10/01/23	375	432,270
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,660,194
5.000%, 10/01/25	2,465	3,051,497
University of Texas System (The) (RB) Series
5.000%, 08/15/21	615	645,965
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,193,800
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,708,840
Williamson County (GO)
5.000%, 02/15/21	5,640	5,785,907
TOTAL TEXAS		75,832,988
UTAH — (2.3%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	566,533
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/20	450	453,483
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,778,302
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,931,888
Snyderville Basin Special Recreation District (GO) Series B
4.000%, 12/15/20	540	547,641
State of Utah (GO)
5.000%, 07/01/22	1,045	1,141,966

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO)
5.000%, 07/01/22	800	$874,232
5.000%, 07/01/24	2,000	2,378,240
Utah State (GO) Series
5.000%, 07/01/24	575	683,744
TOTAL UTAH		11,356,029
VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,146,750
VIRGINIA — (4.6%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,271,890
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,243,026
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,841,065
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	884,024
5.000%, 09/01/22	475	522,880
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,165,174
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,765,827
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,747,131
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,924,090
Loudoun County (GO) (ST AID WITHHLDG) Series
5.000%, 12/01/20	550	558,734
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,363,866
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,873,426
TOTAL VIRGINIA		23,161,133
WASHINGTON — (6.5%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	236,192
5.000%, 07/01/25	100	122,191
City of Seattle (GO) Series
5.000%, 05/01/26	3,165	3,988,786
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/20	1,500	$1,505,490
5.000%, 04/01/21	445	459,258
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 09/01/20	650	652,386
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,513,287
King County (GO) Series E
5.000%, 12/01/25	1,275	1,586,635
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series
5.000%, 12/01/20	1,350	1,371,397
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,669,536
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,225,720
King County Sewer Revenue (RB)
5.000%, 01/01/21	585	596,647
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,603,153
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,488,840
Spokane County (GO)
5.000%, 12/01/20	450	457,146
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	372,558
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	209,690
Washington State (GO) Series 2017-
5.000%, 08/01/26	1,675	2,129,930
Washington State (GO) Series A-1
5.000%, 08/01/21	800	838,760
Washington State (GO) Series B
5.000%, 07/01/24	800	949,224
5.000%, 07/01/25	475	584,564
Washington State (GO) Series C
5.000%, 02/01/23	500	560,445

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	$103,531
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,587,458
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	3,085,400
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,684,628
TOTAL WASHINGTON		32,582,852
WEST VIRGINIA — (0.5%)
West Virginia State (GO)
4.000%, 11/01/20	1,975	1,993,506
West Virginia State (GO) Series
5.000%, 12/01/23	500	579,155
TOTAL WEST VIRGINIA		2,572,661
WISCONSIN — (3.6%)
City of Madison Water Utility Revenue (RB)
5.000%, 01/01/21	1,000	1,019,870
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,296,440
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	388,129
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Janesville School District (GO)
3.000%, 03/01/24	1,645	$1,807,115
Milwaukee County (GO) Series E
2.000%, 12/01/20	1,060	1,066,508
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,255,859
Wisconsin State (GO) Series
5.000%, 05/01/24	975	1,151,056
5.000%, 05/01/25	970	1,187,939
5.000%, 05/01/27	3,000	3,910,230
Wisconsin State (GO) Series 2
5.000%, 11/01/20	600	607,116
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,079,975
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	414,528
TOTAL WISCONSIN		18,184,765
TOTAL MUNICIPAL BONDS Cost ($483,197,423)		503,990,438
TOTAL INVESTMENTS — (100.0%)
(Cost $483,197,423)^^		$503,990,438

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$503,990,438	—	$503,990,438
TOTAL	—	$503,990,438	—	$503,990,438

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	18,052,099	$450,580,371
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	20,365,148	245,400,035
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,136,096	103,646,421
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $684,062,880)		$799,626,827

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $80,008)	80,008	80,008
TOTAL INVESTMENTS — (100.0%) (Cost $684,142,888)^^		$799,706,835
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$799,626,827	—	—	$799,626,827
Temporary Cash Investments	80,008	—	—	80,008
TOTAL	$799,706,835	—	—	$799,706,835

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/46	18,655	$27,952,585
0.875%, 02/15/47	56,665	82,290,328
1.000%, 02/15/48	55,835	82,361,405
1.000%, 02/15/49	56,400	82,562,615
TOTAL U.S. TREASURY OBLIGATIONS Cost ($199,361,383)		275,166,933
TOTAL INVESTMENTS — (100.0%)
(Cost $199,361,383)^^		$275,166,933
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$275,166,933	—	$275,166,933
TOTAL	—	$275,166,933	—	$275,166,933

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (8.4%)
	Activision Blizzard, Inc.	22,962	$1,897,350
	Alaska Communications Systems Group, Inc.	2,160	4,925
*	Alphabet, Inc., Class A	5,619	8,360,791
*	Alphabet, Inc., Class C	5,853	8,679,765
*	Altice USA, Inc., Class A	23,147	624,738
#*	AMC Networks, Inc., Class A	5,887	135,990
#*	ANGI Homeservices, Inc., Class A	8,492	134,089
	Anterix, Inc.	1,929	84,066
	AT&T, Inc.	267,840	7,922,707
	ATN International, Inc.	3,463	199,573
*	Ballantyne Strong, Inc.	900	1,548
*	Boingo Wireless, Inc.	6,938	100,254
	Cable One, Inc.	630	1,148,213
*	Cargurus, Inc.	3,168	91,524
*	Cars.com, Inc.	9,925	80,591
*	Central European Media Enterprises, Ltd., Class A	1,891	7,526
	CenturyLink, Inc.	138,346	1,335,039
*	Charter Communications, Inc., Class A	7,328	4,250,240
*	Cincinnati Bell, Inc.	8,716	130,827
	Cinemark Holdings, Inc.	16,489	195,065
	Cogent Communications Holdings, Inc.	4,641	418,200
	Comcast Corp., Class A	227,567	9,739,868
*	comScore, Inc.	8,429	25,287
*	Consolidated Communications Holdings, Inc.	10,404	75,949
*	Cumulus Media, Inc., Class A	633	2,488
*	DHI Group, Inc.	3,750	9,375
#*	Discovery, Inc., Class A	17,178	362,456
*	Discovery, Inc., Class C	38,466	728,931
*	DISH Network Corp., Class A	25,543	820,186
*	Electronic Arts, Inc.	4,719	668,305
	Emerald Holding, Inc.	8,308	22,598
#	Entercom Communications Corp., Class A	4,476	6,266
	Entravision Communications Corp., Class A	1,859	2,454
	EW Scripps Co. (The), Class A	9,868	112,298
*	Facebook, Inc., Class A	61,374	15,568,743
	Fox Corp., Class A	30,160	777,223
*	Fox Corp., Class B	22,819	588,046
*	Gaia, Inc.	1,300	11,934
*	GCI Liberty, Inc., Class A	11,719	918,652
*	Glu Mobile, Inc.	9,086	85,772
*	Gray Television, Inc.	14,857	213,049
*	Hemisphere Media Group, Inc.	1,613	14,194
*	IAC/InterActiveCorp	2,216	293,443
*	IMAX Corp.	8,607	97,173
	Interpublic Group of Cos., Inc. (The)	45,927	828,982
*	Iridium Communications, Inc.	14,903	408,193
	John Wiley & Sons, Inc., Class A	7,363	249,090
	John Wiley & Sons, Inc., Class B	312	10,505
*	Liberty Broadband Corp., Class A	1,324	178,753
*	Liberty Broadband Corp., Class C	7,034	965,557
*	Liberty Latin America, Ltd., Class A	9,637	99,068
*	Liberty Latin America, Ltd., Class C	20,101	205,633
#*	Liberty Media Corp.-Liberty Braves, Class A	363	6,864
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	77,342

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One, Class A	3,470	$114,822
*	Liberty Media Corp.-Liberty Formula One, Class C	22,522	798,180
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,198	285,208
*	Liberty Media Corp.-Liberty SiriusXM, Class C	18,725	655,188
*	Liberty TripAdvisor Holdings, Inc., Class A	9,889	24,525
#*	Lions Gate Entertainment Corp., Class A	11,808	90,449
*	Lions Gate Entertainment Corp., Class B	16,116	114,585
*	Live Nation Entertainment, Inc.	9,726	455,274
	Loral Space & Communications, Inc.	2,740	49,786
*	Madison Square Garden Entertainment Corp.	1,674	118,620
	Marcus Corp. (The)	3,336	46,070
*	Match Group, Inc.	9,505	976,163
*	Meet Group, Inc. (The)	11,744	73,165
#	Meredith Corp.	5,741	82,441
#*	MSG Networks, Inc., Class A	5,969	56,885
	National CineMedia, Inc.	7,079	17,485
*	Netflix, Inc.	3,698	1,807,878
#	New York Times Co. (The), Class A	10,741	495,590
	News Corp., Class A	42,390	539,201
	News Corp., Class B	21,216	270,716
	Nexstar Media Group, Inc., Class A	6,119	536,330
#	Omnicom Group, Inc.	24,567	1,319,985
*	ORBCOMM, Inc.	6,642	27,963
*	QuinStreet, Inc.	6,390	74,603
*	Reading International, Inc., Class A	2,550	11,118
#*	Roku, Inc.	399	61,801
	Saga Communications, Inc., Class A	347	8,113
	Scholastic Corp.	5,612	134,295
	Shenandoah Telecommunications Co.	9,059	455,396
	Sirius XM Holdings, Inc.	61,965	364,354
*	Snap, Inc., Class A	20,854	467,547
	Spok Holdings, Inc.	2,587	25,922
*	Take-Two Interactive Software, Inc.	6,254	1,025,781
*	TechTarget, Inc.	3,207	116,382
	TEGNA, Inc.	34,128	402,028
	Telephone and Data Systems, Inc.	16,403	318,546
*	T-Mobile US, Inc.	21,919	2,353,662
	Townsquare Media, Inc., Class A	1,300	5,772
*	Travelzoo	2,000	12,260
	Tribune Publishing Co.	5,864	57,174
	TripAdvisor, Inc.	14,054	284,312
*	TrueCar, Inc.	11,250	42,300
*	Twitter, Inc.	30,815	1,121,666
*	United States Cellular Corp.	6,305	187,069
	Verizon Communications, Inc.	238,181	13,690,644
#	ViacomCBS, Inc., Class A	1,096	30,403
#	ViacomCBS, Inc., Class B	32,131	837,655
*	Vonage Holdings Corp.	25,755	307,772
	Walt Disney Co. (The)	31,507	3,684,429
	World Wrestling Entertainment, Inc., Class A	5,446	253,838
*	Yelp, Inc.	9,440	235,811
*	Zedge, Inc., Class B	300	417
*	Zillow Group, Inc., Class A	4,266	290,472
#*	Zillow Group, Inc., Class C	9,269	633,907
*	Zynga, Inc., Class A	85,388	839,364
TOTAL COMMUNICATION SERVICES			107,269,020
CONSUMER DISCRETIONARY — (12.8%)
*	1-800-Flowers.com, Inc., Class A	5,186	146,504

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aaron's, Inc.	8,664	$452,088
	Abercrombie & Fitch Co., Class A	14,633	140,916
	Acushnet Holdings Corp.	9,745	370,797
*	Adient P.L.C.	6,038	100,472
*	Adtalem Global Education, Inc.	9,323	320,152
	Advance Auto Parts, Inc.	4,142	621,880
*	Amazon.com, Inc.	9,991	31,618,318
*	American Axle & Manufacturing Holdings, Inc.	13,899	98,127
#	American Eagle Outfitters, Inc.	32,450	324,500
*	American Public Education, Inc.	2,802	81,566
*	America's Car-Mart, Inc.	1,100	104,676
	Aptiv P.L.C.	24,175	1,879,606
	Aramark	21,930	463,162
	Ark Restaurants Corp.	120	1,183
#*	Asbury Automotive Group, Inc.	3,077	308,162
#*	At Home Group, Inc.	8,348	103,682
	Autoliv, Inc.	13,399	871,337
*	AutoNation, Inc.	13,704	703,563
*	AutoZone, Inc.	902	1,089,093
*	Barnes & Noble Education, Inc.	189	401
	Bassett Furniture Industries, Inc.	1,200	10,524
	BBX Capital Corp.	2,184	30,401
*	Beazer Homes USA, Inc.	4,142	46,349
#	Bed Bath & Beyond, Inc.	8,034	86,928
	Best Buy Co., Inc.	25,955	2,584,858
	Big Lots, Inc.	6,301	247,881
*	Biglari Holdings, Inc., Class A	22	6,957
*	Biglari Holdings, Inc., Class B	227	14,739
#	Bloomin' Brands, Inc.	11,019	126,939
*	Booking Holdings, Inc.	1,958	3,254,451
*	Boot Barn Holdings, Inc.	4,393	85,048
	BorgWarner, Inc.	34,378	1,258,235
*	Bright Horizons Family Solutions, Inc.	6,450	691,698
	Brinker International, Inc.	3,652	98,202
	Brunswick Corp.	11,366	761,295
#	Buckle, Inc. (The)	7,967	127,711
*	Build-A-Bear Workshop, Inc.	2,400	5,664
*	Burlington Stores, Inc.	4,185	786,780
	Caleres, Inc.	5,590	35,273
	Callaway Golf Co.	12,039	229,343
#	Camping World Holdings, Inc., Class A	2,464	90,232
*	Capri Holdings, Ltd.	14,895	223,127
*	CarMax, Inc.	11,811	1,145,313
#	Carnival Corp.	27,924	387,585
	Carriage Services, Inc.	2,352	52,003
*	Carrols Restaurant Group, Inc.	8,663	53,191
#	Carter's, Inc.	6,367	501,210
#*	Carvana Co.	843	130,623
	Cato Corp. (The), Class A	3,208	23,066
*	Cavco Industries, Inc.	1,219	244,202
*	Century Communities, Inc.	4,391	156,407
#	Cheesecake Factory, Inc. (The)	7,163	171,912
#*	Chegg, Inc.	4,219	341,612
#	Children's Place, Inc. (The)	2,492	60,830
	Choice Hotels International, Inc.	3,662	307,754
	Citi Trends, Inc.	2,312	39,813
	Collectors Universe, Inc.	1,300	49,478
#	Columbia Sportswear Co.	9,106	690,599
*	Conn's, Inc.	4,758	47,390

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Container Store Group, Inc. (The)	4,590	$15,835
	Cooper Tire & Rubber Co.	10,504	326,254
*	Cooper-Standard Holdings, Inc.	2,892	30,973
	Cracker Barrel Old Country Store, Inc.	3,493	385,872
*	Crocs, Inc.	10,059	361,520
	Culp, Inc.	1,771	19,658
	Dana, Inc.	22,857	261,256
	Darden Restaurants, Inc.	11,692	887,423
#	Dave & Buster's Entertainment, Inc.	5,781	71,338
*	Deckers Outdoor Corp.	4,029	843,068
*	Del Taco Restaurants, Inc.	5,595	42,802
#*	Delphi Technologies P.L.C.	3,218	48,238
*	Delta Apparel, Inc.	600	8,448
*	Denny's Corp.	5,995	53,266
	Designer Brands, Inc., Class A	9,170	54,195
	Dick's Sporting Goods, Inc.	11,333	517,011
#	Dillard's, Inc., Class A	3,432	80,824
#	Dine Brands Global, Inc.	1,722	78,230
*	Dixie Group, Inc. (The)	1,369	1,437
	Dollar General Corp.	6,303	1,200,091
*	Dollar Tree, Inc.	20,807	1,942,333
	Domino's Pizza, Inc.	1,500	579,915
*	Dorman Products, Inc.	5,212	426,081
	DR Horton, Inc.	31,458	2,081,261
	Dunkin' Brands Group, Inc.	5,290	363,582
	eBay, Inc.	43,028	2,378,588
*	El Pollo Loco Holdings, Inc.	4,262	84,217
	Escalade, Inc.	1,450	22,257
	Ethan Allen Interiors, Inc.	4,083	48,343
*	Etsy, Inc.	8,119	961,127
	Expedia Group, Inc.	6,280	508,743
#*	Express, Inc.	11,471	11,586
	Extended Stay America, Inc.	29,125	332,316
*	Fiesta Restaurant Group, Inc.	3,560	23,069
*	Five Below, Inc.	6,045	658,361
	Flexsteel Industries, Inc.	1,153	18,183
*	Floor & Decor Holdings, Inc., Class A	12,035	793,106
	Foot Locker, Inc.	15,240	447,904
	Ford Motor Co.	342,165	2,261,711
#*	Fossil Group, Inc.	7,394	24,474
*	Fox Factory Holding Corp.	5,595	497,955
*	Francesca's Holdings Corp.	421	2,337
*	frontdoor, Inc.	7,821	328,443
#*	Funko, Inc., Class A	3,500	19,390
	Gap, Inc. (The)	52,455	701,323
	Garmin, Ltd.	9,066	893,817
*	Garrett Motion, Inc.	2,881	16,940
	General Motors Co.	75,699	1,884,148
*	Genesco, Inc.	3,112	48,392
	Gentex Corp.	34,681	936,040
*	Gentherm, Inc.	4,760	184,545
	Genuine Parts Co.	10,381	935,847
*	G-III Apparel Group, Ltd.	6,928	68,518
	Goodyear Tire & Rubber Co. (The)	24,359	219,475
*	GoPro, Inc., Class A	15,660	82,841
	Graham Holdings Co., Class B	687	273,680
*	Grand Canyon Education, Inc.	5,044	447,605
*	Green Brick Partners, Inc.	5,861	80,882
	Group 1 Automotive, Inc.	2,918	245,170

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Groupon, Inc.	2,585	$39,680
*	GrubHub, Inc.	5,746	415,091
	Guess?, Inc.	14,243	147,273
#	H&R Block, Inc.	18,895	273,977
#	Hamilton Beach Brands Holding Co., Class A	1,000	15,200
#	Hanesbrands, Inc.	48,867	690,491
	Harley-Davidson, Inc.	24,436	636,069
	Hasbro, Inc.	10,459	760,997
#	Haverty Furniture Cos., Inc.	4,379	62,269
*	Helen of Troy, Ltd.	3,202	602,776
#*	Hibbett Sports, Inc.	2,831	65,651
*	Hilton Grand Vacations, Inc.	14,676	297,923
	Hilton Worldwide Holdings, Inc.	10,164	762,808
	Home Depot, Inc. (The)	15,339	4,072,351
	Hooker Furniture Corp.	1,478	31,629
*	Horizon Global Corp.	3,114	12,799
*	Houghton Mifflin Harcourt Co.	20,187	59,754
*	Hudson, Ltd., Class A	5,289	23,166
#	Hyatt Hotels Corp., Class A	4,105	197,040
*	Installed Building Products, Inc.	4,932	390,171
#*	iRobot Corp.	3,767	273,823
	Jack in the Box, Inc.	2,513	206,342
	Johnson Outdoors, Inc., Class A	1,404	122,934
*	K12, Inc.	7,870	360,367
	KB Home	15,380	517,383
	Kohl's Corp.	21,863	416,272
#*	Kontoor Brands, Inc.	2,650	50,774
	L Brands, Inc.	5,861	143,067
*	Lakeland Industries, Inc.	1,000	23,660
#*	Lands' End, Inc.	4,280	36,894
*	Laureate Education, Inc., Class A	13,798	174,959
	La-Z-Boy, Inc.	7,281	207,217
	LCI Industries	3,843	483,449
*	Leaf Group, Ltd.	2,563	13,148
	Lear Corp.	9,944	1,097,619
	Leggett & Platt, Inc.	18,744	751,447
	Lennar Corp., Class A	18,892	1,366,836
	Lennar Corp., Class B	1,637	88,185
*	LGI Homes, Inc.	3,499	399,271
	Lifetime Brands, Inc.	1,597	11,259
*	Lindblad Expeditions Holdings, Inc.	7,580	54,955
*	Liquidity Services, Inc.	3,459	17,814
#	Lithia Motors, Inc., Class A	3,529	808,670
*	LKQ Corp.	41,053	1,157,284
	Lowe's Cos., Inc.	28,452	4,236,787
*	Luby's, Inc.	1,850	2,109
*	Lululemon Athletica, Inc.	3,342	1,088,122
*	Lumber Liquidators Holdings, Inc.	3,367	75,151
*	M/I Homes, Inc.	3,235	134,673
#	Macy's, Inc.	5,162	31,282
#*	Magnite, Inc.	4,400	26,422
*	Malibu Boats, Inc., Class A	3,128	183,864
	Marine Products Corp.	5,029	64,522
*	MarineMax, Inc.	3,867	107,271
	Marriott International, Inc., Class A	7,033	589,541
	Marriott Vacations Worldwide Corp.	4,748	401,966
*	MasterCraft Boat Holdings, Inc.	3,129	64,770
#*	Mattel, Inc.	27,983	310,891
	McDonald's Corp.	9,775	1,899,087

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	MDC Holdings, Inc.	9,687	$434,268
»	Media General, Inc.	13,638	1,279
*	Meritage Homes Corp.	5,126	508,397
#*	Michaels Cos., Inc. (The)	15,366	110,328
*	Modine Manufacturing Co.	7,038	38,287
*	Mohawk Industries, Inc.	7,032	561,505
	Monro, Inc.	5,228	294,336
#*	Motorcar Parts of America, Inc.	2,723	45,324
	Movado Group, Inc.	2,400	23,136
*	Murphy USA, Inc.	4,942	654,370
	Nathan's Famous, Inc.	600	30,558
*	National Vision Holdings, Inc.	9,444	302,114
*	Nautilus, Inc.	4,510	47,039
*	New Home Co., Inc. (The)	1,900	6,574
	NIKE, Inc., Class B	46,114	4,501,188
*	Noodles & Co.	5,800	40,310
#	Nordstrom, Inc.	20,001	273,814
*	Norwegian Cruise Line Holdings, Ltd.	17,440	237,882
*	NVR, Inc.	352	1,383,413
	ODP Corp. (The)	10,178	224,628
#*	Ollie's Bargain Outlet Holdings, Inc.	4,634	487,033
*	O'Reilly Automotive, Inc.	3,845	1,835,526
#	Oxford Industries, Inc.	2,746	117,913
	Papa John's International, Inc.	2,782	263,372
#	Penske Automotive Group, Inc.	13,288	595,568
*	Perdoceo Education Corp.	8,848	127,411
#	PetMed Express, Inc.	3,666	114,379
*	Planet Fitness, Inc., Class A	7,423	387,481
*	Playa Hotels & Resorts NV	17,215	62,490
	Polaris, Inc.	7,671	794,946
	Pool Corp.	4,278	1,354,843
*	Potbelly Corp.	2,522	8,827
	PulteGroup, Inc.	36,046	1,571,606
	PVH Corp.	7,338	357,067
*	Quotient Technology, Inc.	10,037	80,396
*	Qurate Retail, Inc., Class A	45,923	501,020
	Ralph Lauren Corp.	6,473	461,525
*	Red Lion Hotels Corp.	3,317	7,795
#*	Red Robin Gourmet Burgers, Inc.	1,862	16,274
#*	Regis Corp.	5,136	39,444
	Rent-A-Center, Inc.	8,566	247,729
#*	RH	2,156	619,699
	Rocky Brands, Inc.	402	9,146
	Ross Stores, Inc.	16,859	1,511,747
#	Royal Caribbean Cruises, Ltd.	11,036	537,564
#*	Sally Beauty Holdings, Inc.	13,103	152,126
*	SeaWorld Entertainment, Inc.	11,472	166,000
*	Select Interior Concepts, Inc., Class A	1,800	8,424
	Service Corp. International	23,706	1,027,892
*	ServiceMaster Global Holdings, Inc.	11,512	470,726
#*	Shake Shack, Inc., Class A	2,708	131,473
#	Shoe Carnival, Inc.	2,230	54,746
	Shutterstock, Inc.	5,086	276,373
#	Signet Jewelers, Ltd.	8,025	86,188
	Six Flags Entertainment Corp.	5,071	88,185
*	Skechers U.S.A., Inc., Class A	15,863	464,469
*	Skyline Champion Corp.	7,662	216,298
*	Sleep Number Corp.	2,862	133,083
#	Sonic Automotive, Inc., Class A	4,084	155,682

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sonos, Inc.	6,642	$106,272
*	Sportsman's Warehouse Holdings, Inc.	2,963	47,675
*	Stamps.com, Inc.	2,929	762,360
	Standard Motor Products, Inc.	3,872	176,099
	Starbucks Corp.	15,505	1,186,598
	Steven Madden, Ltd.	10,477	221,903
*	Stoneridge, Inc.	5,645	116,964
	Strategic Education, Inc.	2,887	364,368
	Strattec Security Corp.	400	8,644
	Superior Group of Cos, Inc.	1,686	32,455
	Superior Industries International, Inc.	2,981	4,472
	Tapestry, Inc.	38,289	511,541
	Target Corp.	26,168	3,294,028
*	Taylor Morrison Home Corp.	13,630	319,623
*	Tempur Sealy International, Inc.	5,761	466,353
#*	Tenneco, Inc., Class A	8,787	65,112
*	Tesla, Inc.	1,026	1,467,960
	Texas Roadhouse, Inc.	9,453	531,164
	Thor Industries, Inc.	7,247	826,086
	Tiffany & Co.	8,629	1,081,731
	Tilly's, Inc., Class A	1,998	12,008
	TJX Cos., Inc. (The)	54,471	2,831,947
	Toll Brothers, Inc.	14,952	571,166
*	TopBuild Corp.	5,984	789,409
	Tractor Supply Co.	8,913	1,272,242
*	TRI Pointe Group, Inc.	20,623	344,817
	Tupperware Brands Corp.	5,177	79,881
*	Ulta Beauty, Inc.	5,831	1,125,325
*	Under Armour, Inc., Class A	7,938	83,508
*	Under Armour, Inc., Class C	11,684	110,881
*	Unifi, Inc.	2,302	27,532
*	Universal Electronics, Inc.	2,569	118,354
*	Universal Technical Institute, Inc.	1,356	10,075
*	Urban Outfitters, Inc.	15,915	263,234
	Vail Resorts, Inc.	4,306	826,881
#*	Veoneer, Inc.	9,833	98,822
*	Vera Bradley, Inc.	4,815	21,114
	VF Corp.	34,028	2,053,930
#*	Visteon Corp.	4,374	317,596
*	VOXX International Corp.	2,097	13,672
#*	Wayfair, Inc., Class A	2,283	607,483
	Wendy's Co. (The)	29,829	691,436
	Weyco Group, Inc.	1,047	19,286
	Whirlpool Corp.	8,385	1,367,761
	Williams-Sonoma, Inc.	10,952	954,138
	Wingstop, Inc.	3,132	489,375
	Winmark Corp.	400	63,592
	Winnebago Industries, Inc.	5,225	315,642
	Wolverine World Wide, Inc.	9,969	239,655
*	WW International, Inc	6,624	170,767
	Wyndham Destinations, Inc.	8,926	237,432
	Wyndham Hotels & Resorts, Inc.	9,513	420,094
*	YETI Holdings, Inc.	500	24,445
	Yum! Brands, Inc.	5,524	502,960
*	ZAGG, Inc.	4,298	12,249
*	Zovio, Inc.	6,286	24,767
*	Zumiez, Inc.	4,107	94,872
TOTAL CONSUMER DISCRETIONARY			163,746,226

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (5.1%)
	Alico, Inc.	938	$28,309
	Andersons, Inc. (The)	5,770	82,049
	Archer-Daniels-Midland Co.	34,217	1,465,514
#	B&G Foods, Inc.	10,036	290,141
*	BJ's Wholesale Club Holdings, Inc.	13,934	558,057
	Bunge, Ltd.	16,867	732,702
	Calavo Growers, Inc.	2,253	130,156
*	Cal-Maine Foods, Inc.	5,619	246,927
	Campbell Soup Co.	21,856	1,083,402
	Casey's General Stores, Inc.	5,772	918,845
*	Central Garden & Pet Co.	1,889	71,518
*	Central Garden & Pet Co., Class A	8,580	297,297
*	Chefs' Warehouse, Inc. (The)	3,811	43,941
	Clorox Co. (The)	7,826	1,850,927
	Coca-Cola Co. (The)	152,681	7,212,650
	Coca-Cola Consolidated, Inc.	1,254	287,868
	Colgate-Palmolive Co.	25,494	1,968,137
	Conagra Brands, Inc.	35,332	1,323,183
	Costco Wholesale Corp.	7,293	2,374,090
	Coty, Inc., Class A	75,508	280,135
*	Darling Ingredients, Inc.	28,208	787,849
*	Edgewell Personal Care Co.	8,356	249,761
*	elf Beauty, Inc.	7,804	139,379
	Energizer Holdings, Inc.	9,535	477,990
*	Farmer Bros Co.	2,029	10,104
	Flowers Foods, Inc.	20,806	473,337
	Fresh Del Monte Produce, Inc.	8,311	187,662
*	Freshpet, Inc.	834	80,106
	General Mills, Inc.	23,727	1,501,207
#*	Hain Celestial Group, Inc. (The)	16,656	565,971
*	Herbalife Nutrition, Ltd.	9,000	461,160
#	Hormel Foods Corp.	23,828	1,211,892
*	Hostess Brands, Inc.	19,002	240,945
	Ingles Markets, Inc., Class A	3,705	149,126
	Ingredion, Inc.	9,049	782,739
	Inter Parfums, Inc.	3,504	143,279
	J&J Snack Foods Corp.	1,979	243,674
	JM Smucker Co. (The)	7,024	768,074
	John B. Sanfilippo & Son, Inc.	1,772	156,237
	Kellogg Co.	24,544	1,693,291
	Keurig Dr Pepper, Inc.	7,462	228,263
	Kimberly-Clark Corp.	5,621	854,617
	Kraft Heinz Co. (The)	17,730	609,557
	Kroger Co. (The)	82,614	2,874,141
	Lamb Weston Holdings, Inc.	9,827	590,406
	Lancaster Colony Corp.	3,757	595,823
*	Landec Corp.	3,686	34,796
*	Lifevantage Corp.	1,400	17,976
*	Lifeway Foods, Inc.	2,341	6,765
	Limoneira Co.	2,048	27,607
	Mannatech, Inc.	40	672
	McCormick & Co., Inc.	90	17,548
	McCormick & Co., Inc. Non-Voting	8,445	1,645,931
	Medifast, Inc.	1,250	208,913
*	Monster Beverage Corp.	7,270	570,550
#*	National Beverage Corp.	3,892	249,672
	Natura & Co. Holding SA, ADR	15,813	282,895
*	Natural Alternatives International, Inc.	920	6,265
	Natural Grocers by Vitamin Cottage, Inc.	3,961	62,703

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Health Trends Corp.	1,566	$8,268
*	Nature's Sunshine Products, Inc.	1,300	12,363
	Nu Skin Enterprises, Inc., Class A	9,660	433,251
	Oil-Dri Corp. of America	877	30,493
	PepsiCo, Inc.	62,829	8,649,040
*	Performance Food Group Co.	14,676	411,222
*	Pilgrim's Pride Corp.	21,104	323,946
*	Post Holdings, Inc.	9,947	882,697
	PriceSmart, Inc.	4,237	276,973
#*	Revlon, Inc., Class A	2,436	15,396
#*	Rite Aid Corp.	4,177	63,323
	Rocky Mountain Chocolate Factory, Inc.	400	1,328
	Sanderson Farms, Inc.	2,916	325,119
	Seaboard Corp.	70	189,228
*	Seneca Foods Corp., Class A	1,000	39,180
*	Simply Good Foods Co. (The)	12,209	293,504
	SpartanNash Co.	6,615	139,080
	Spectrum Brands Holdings, Inc.	8,176	442,812
*	Sprouts Farmers Market, Inc.	18,120	478,006
	Sysco Corp.	23,884	1,262,269
#	Tootsie Roll Industries, Inc.	3,417	108,319
*	TreeHouse Foods, Inc.	9,409	412,302
	Tyson Foods, Inc., Class A	24,973	1,534,591
*	United Natural Foods, Inc.	7,790	154,632
*	US Foods Holding Corp.	25,461	516,858
*	USANA Health Sciences, Inc.	3,684	299,067
	Village Super Market, Inc., Class A	1,203	30,376
	Walgreens Boots Alliance, Inc.	36,800	1,498,128
	Walmart, Inc.	44,347	5,738,502
#	WD-40 Co.	1,271	249,815
	Weis Markets, Inc.	4,404	219,407
TOTAL CONSUMER STAPLES			65,494,226
ENERGY — (3.2%)
	Adams Resources & Energy, Inc.	617	13,062
#	Antero Midstream Corp.	43,398	246,067
#*	Antero Resources Corp.	35,349	104,633
	Apache Corp.	38,318	588,181
#	Arch Resources, Inc.	3,328	103,235
	Archrock, Inc.	23,037	153,426
	Ardmore Shipping Corp.	4,312	17,722
	Baker Hughes Co.	35,506	549,988
	Berry Corp.	9,690	45,591
#*	Bonanza Creek Energy, Inc.	3,181	57,862
*	Bristow Group, Inc.	989	15,834
	Cabot Oil & Gas Corp.	59,680	1,116,016
	Cactus, Inc., Class A	5,964	134,906
*	ChampionX Corp.	19,192	182,516
*	Cheniere Energy, Inc.	14,572	721,023
	Chevron Corp.	74,550	6,257,727
	Cimarex Energy Co.	9,661	236,308
*	Clean Energy Fuels Corp.	31,215	74,292
*	CNX Resources Corp.	37,697	363,776
	Concho Resources, Inc.	15,410	809,641
	ConocoPhillips	60,765	2,272,003
*	CONSOL Energy, Inc.	4,309	25,337
#*	Contango Oil & Gas Co.	10,050	17,889
#	Continental Resources, Inc.	7,180	124,142
#	Core Laboratories NV	539	11,497

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	CVR Energy, Inc.	12,089	$232,109
	Delek US Holdings, Inc.	12,636	220,877
	Devon Energy Corp.	36,964	387,752
	DHT Holdings, Inc.	22,418	127,334
	Diamondback Energy, Inc.	3,889	155,016
	DMC Global, Inc.	2,624	77,093
*	Dorian LPG, Ltd.	8,362	71,411
#*	Dril-Quip, Inc.	6,451	214,754
#*	Earthstone Energy, Inc., Class A	2,192	5,765
#	EnLink Midstream LLC	36,853	90,290
	EOG Resources, Inc.	34,243	1,604,285
	EQT Corp.	32,773	475,864
	Equitrans Midstream Corp.	31,012	299,266
	Evolution Petroleum Corp.	4,751	12,448
*	Exterran Corp.	4,779	23,752
	Exxon Mobil Corp.	119,805	5,041,394
*	Forum Energy Technologies, Inc.	17,036	8,528
*	Frank's International NV	32,541	74,193
#	GasLog, Ltd.	11,104	32,424
*	Geospace Technologies Corp.	900	6,795
*	Green Plains, Inc.	6,080	78,614
*	Gulf Island Fabrication, Inc.	2,204	6,524
	Halliburton Co.	67,904	973,064
*	Helix Energy Solutions Group, Inc.	21,367	89,528
	Helmerich & Payne, Inc.	11,688	208,397
	Hess Corp.	21,571	1,061,509
	HollyFrontier Corp.	21,941	603,377
*	Independence Contract Drilling, Inc.	284	951
	International Seaways, Inc.	5,977	103,223
#*	ION Geophysical Corp.	1,761	4,843
	Kinder Morgan, Inc.	50,274	708,863
*	KLX Energy Services Holdings, Inc.	692	6,912
*	Laredo Petroleum, Inc.	1,962	29,744
	Liberty Oilfield Services, Inc., Class A	11,485	64,890
*	Mammoth Energy Services, Inc.	489	680
	Marathon Oil Corp.	52,538	288,434
	Marathon Petroleum Corp.	39,359	1,503,514
#*	Matador Resources Co.	14,684	127,457
*	Matrix Service Co.	3,686	32,271
*	Montage Resources Corp.	2,270	9,738
#	Murphy Oil Corp.	17,235	227,674
#	Nabors Industries, Ltd.	1,296	54,963
	NACCO Industries, Inc., Class A	500	10,920
	National Oilwell Varco, Inc.	36,153	416,121
*	Natural Gas Services Group, Inc.	1,608	10,259
*	Newpark Resources, Inc.	15,130	28,596
*	NexTier Oilfield Solutions, Inc.	30,453	76,742
	Noble Energy, Inc.	12,897	128,841
#	Nordic American Tankers, Ltd.	19,032	86,596
	Occidental Petroleum Corp.	19,494	306,836
*	Oceaneering International, Inc.	17,327	97,378
*	Oil States International, Inc.	10,349	46,363
	ONEOK, Inc.	28,267	788,932
*	Overseas Shipholding Group, Inc., Class A	7,143	16,500
	Panhandle Oil and Gas, Inc., Class A	1,762	3,876
*	Par Pacific Holdings, Inc.	8,758	64,897
	Parsley Energy, Inc., Class A	37,833	415,406
	PBF Energy, Inc., Class A	12,470	108,240
*	PDC Energy, Inc.	14,179	202,193

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Penn Virginia Corp.	2,482	$24,597
	Phillips 66	15,169	940,781
	Pioneer Natural Resources Co.	12,415	1,203,262
*	ProPetro Holding Corp.	13,968	75,008
	Range Resources Corp.	37,286	240,868
#*	Renewable Energy Group, Inc.	4,824	133,046
*	REX American Resources Corp.	885	60,313
#*	Ring Energy, Inc.	8,136	8,950
#*	RPC, Inc.	22,997	68,301
	Schlumberger, Ltd.	70,644	1,281,482
	Scorpio Tankers, Inc.	8,459	111,828
*	SEACOR Holdings, Inc.	3,070	89,276
*	SEACOR Marine Holdings, Inc.	2,298	5,653
*	Select Energy Services, Inc., Class A	11,822	52,490
	SFL Corp., Ltd.	15,971	132,719
#*	SilverBow Resources, Inc.	693	2,474
#	SM Energy Co.	16,094	47,477
	Solaris Oilfield Infrastructure, Inc., Class A	2,781	20,190
#*	Southwestern Energy Co.	128,631	312,573
*	Talos Energy, Inc.	9,633	65,601
	Targa Resources Corp.	12,079	220,804
	TechnipFMC P.L.C.	29,624	237,881
*	Teekay Corp.	5,911	14,068
#*	Teekay Tankers, Ltd., Class A	3,398	50,868
*	TETRA Technologies, Inc.	16,092	10,831
*	Tidewater, Inc.	6,073	37,774
#	US Silica Holdings, Inc.	12,642	44,626
	Valero Energy Corp.	16,026	901,142
#*	W&T Offshore, Inc.	21,180	47,867
	Williams Cos., Inc. (The)	73,029	1,397,045
	World Fuel Services Corp.	9,191	216,264
*	WPX Energy, Inc.	52,803	315,234
TOTAL ENERGY			40,769,183
FINANCIALS — (14.7%)
	1st Constitution Bancorp	749	9,258
	1st Source Corp.	4,346	143,940
	ACNB Corp.	303	6,242
	Affiliated Managers Group, Inc.	8,388	577,011
	Aflac, Inc.	32,168	1,144,216
	Alleghany Corp.	905	472,700
#	Allegiance Bancshares, Inc.	2,498	60,926
	Allstate Corp. (The)	17,323	1,635,118
	Ally Financial, Inc.	30,614	615,341
	Altabancorp	1,700	31,875
*	A-Mark Precious Metals, Inc.	1,195	28,788
*	Ambac Financial Group, Inc.	5,554	71,091
	American Equity Investment Life Holding Co.	14,447	367,676
	American Express Co.	37,437	3,493,621
	American Financial Group, Inc.	10,672	648,537
	American International Group, Inc.	41,824	1,344,223
	American National Bankshares, Inc.	1,300	28,548
	American National Group, Inc.	3,670	270,295
	Ameriprise Financial, Inc.	13,713	2,106,728
	Ameris Bancorp	11,395	262,940
	AMERISAFE, Inc.	2,385	151,352
	AmeriServ Financial, Inc.	300	861
	Ames National Corp.	500	9,250
	Aon P.L.C., Class A	10,237	2,100,837

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Arch Capital Group, Ltd.	23,019	$707,834
	Ares Management Corp., Class A	4,188	167,269
	Argo Group International Holdings, Ltd.	5,421	181,658
	Arrow Financial Corp.	2,296	62,681
	Arthur J Gallagher & Co.	9,965	1,071,138
	Artisan Partners Asset Management, Inc., Class A	8,057	291,905
	Associated Banc-Corp	22,085	283,571
	Assurant, Inc.	7,094	762,392
	Assured Guaranty, Ltd.	15,659	341,836
*	Asta Funding, Inc.	271	3,515
*	Athene Holding, Ltd., Class A	21,790	702,727
*	Atlantic Capital Bancshares, Inc.	4,182	41,820
	Atlantic Union Bankshares Corp.	12,908	291,334
	Axis Capital Holdings, Ltd.	9,837	394,660
*	Axos Financial, Inc.	10,344	231,809
	Banc of California, Inc.	9,859	105,688
	BancFirst Corp.	5,329	232,131
*	Bancorp, Inc. (The)	11,054	104,239
	BancorpSouth Bank	18,825	394,007
	Bank of America Corp.	201,462	5,012,375
	Bank of Commerce Holdings	300	2,265
	Bank of Hawaii Corp.	6,432	364,244
	Bank of Marin Bancorp	2,280	71,615
	Bank of New York Mellon Corp. (The)	38,987	1,397,684
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	243,823
	Bank of Princeton (The)	613	11,028
	Bank OZK	21,060	506,493
	BankFinancial Corp.	2,924	21,316
	BankUnited, Inc.	15,112	304,356
	Bankwell Financial Group, Inc.	700	10,430
	Banner Corp.	5,895	208,860
	Bar Harbor Bankshares	1,390	27,633
*	Baycom Corp.	742	7,628
	BCB Bancorp, Inc.	1,443	11,616
*	Berkshire Hathaway, Inc., Class B	53,073	10,390,632
	Berkshire Hills Bancorp, Inc.	7,920	78,883
	BGC Partners, Inc., Class A	41,530	115,038
	BlackRock, Inc.	3,658	2,103,387
	Blackstone Group, Inc. (The), Class A	9,750	519,480
*	Blucora, Inc.	5,883	69,361
#	BOK Financial Corp.	6,081	338,712
	Boston Private Financial Holdings, Inc.	13,196	77,658
	Bridge Bancorp, Inc.	3,707	67,060
*	Bridgewater Bancshares, Inc.	3,552	32,998
*	Brighthouse Financial, Inc.	16,577	469,792
*	BrightSphere Investment Group P.L.C.	14,556	195,633
	Brookline Bancorp, Inc.	14,704	141,085
	Brown & Brown, Inc.	18,223	828,600
	Bryn Mawr Bank Corp.	3,259	84,864
#	Business First Bancshares, Inc.	974	13,285
	Byline Bancorp, Inc.	5,176	67,081
	C&F Financial Corp.	500	14,675
	Cadence BanCorp	8,945	69,860
»	Calamos Asset Management, Inc., Class A	2,328	0
	Cambridge Bancorp	638	34,573
	Camden National Corp.	3,149	99,792
*	Cannae Holdings, Inc.	14,199	535,018
	Capital City Bank Group, Inc.	2,300	43,309
	Capital One Financial Corp.	17,116	1,092,001

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capitol Federal Financial, Inc.	25,612	$247,156
	Capstar Financial Holdings, Inc.	1,712	17,377
	Cathay General Bancorp	13,592	328,655
	Cboe Global Markets, Inc.	7,018	615,479
	CBTX, Inc.	4,682	73,929
	CCUR Holdings, Inc.	1,400	4,424
	Central Pacific Financial Corp.	4,075	63,407
	Central Valley Community Bancorp	1,231	16,175
	Century Bancorp, Inc., Class A	292	20,335
	Charles Schwab Corp. (The)	53,412	1,770,608
	Chemung Financial Corp.	400	10,804
	Chubb, Ltd.	12,609	1,604,369
	Cincinnati Financial Corp.	12,386	965,241
	CIT Group, Inc.	10,425	197,762
	Citigroup, Inc.	53,658	2,683,437
	Citizens & Northern Corp.	1,891	33,471
	Citizens Financial Group, Inc.	20,639	512,054
	Citizens Holding Co.	160	3,450
#*	Citizens, Inc.	3,580	20,549
	City Holding Co.	2,529	157,961
	Civista Bancshares, Inc.	1,487	19,524
	CME Group, Inc.	6,500	1,080,170
	CNA Financial Corp.	4,382	145,921
	CNB Financial Corp.	2,238	36,547
	CNO Financial Group, Inc.	13,279	200,513
	Codorus Valley Bancorp, Inc.	633	7,438
	Cohen & Steers, Inc.	6,215	374,019
	Columbia Banking System, Inc.	13,199	381,847
*	Columbia Financial, Inc.	16,862	202,850
	Comerica, Inc.	12,656	487,509
	Commerce Bancshares, Inc.	12,180	697,427
	Community Bank System, Inc.	8,296	466,484
	Community Bankers Trust Corp.	100	516
	Community Financial Corp. (The)	300	6,756
	Community Trust Bancorp, Inc.	2,916	89,259
	ConnectOne Bancorp, Inc.	5,084	70,108
*	Consumer Portfolio Services, Inc.	4,008	13,106
	Cowen, Inc., Class A	4,405	72,550
	Crawford & Co., Class A	2,549	18,684
	Crawford & Co., Class B	3,450	22,943
#*	Credit Acceptance Corp.	2,294	1,073,454
#	Cullen/Frost Bankers, Inc.	7,024	506,149
	Curo Group Holdings Corp.	8,089	56,542
*	Customers Bancorp, Inc.	5,789	68,600
	CVB Financial Corp.	23,736	428,910
	Diamond Hill Investment Group, Inc.	832	94,873
	Dime Community Bancshares, Inc.	7,365	86,502
	Discover Financial Services	24,433	1,207,723
	Donegal Group, Inc., Class A	3,167	44,275
*	Donnelley Financial Solutions, Inc.	7,548	65,290
	E*TRADE Financial Corp.	17,387	882,738
	Eagle Bancorp, Inc.	5,217	156,927
	East West Bancorp, Inc.	16,796	582,149
	Eaton Vance Corp.	14,602	527,716
*	eHealth, Inc.	2,510	173,541
	Employers Holdings, Inc.	6,414	208,583
*	Encore Capital Group, Inc.	4,540	165,846
*	Enova International, Inc.	5,913	95,140
*	Enstar Group, Ltd.	2,076	348,664

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Bancorp, Inc.	1,259	$27,069
	Enterprise Financial Services Corp.	3,833	111,387
	Equitable Holdings, Inc.	30,648	627,058
*	Equity Bancshares, Inc., Class A	2,425	34,290
	Erie Indemnity Co., Class A	2,626	551,775
	ESSA Bancorp, Inc.	1,600	20,160
	Essent Group, Ltd.	13,267	475,357
	Evercore, Inc., Class A	6,474	358,012
	Everest Re Group, Ltd.	2,871	628,146
*	EZCORP, Inc., Class A	8,301	47,482
	FactSet Research Systems, Inc.	2,652	918,388
	Farmers & Merchants Bancorp, Inc.	978	21,017
	Farmers National Banc Corp.	4,026	43,521
	FB Financial Corp.	5,174	131,471
	FBL Financial Group, Inc., Class A	4,367	151,884
	Federal Agricultural Mortgage Corp., Class C	1,582	94,145
	Federated Hermes, Inc., Class B	15,549	409,872
	FedNat Holding Co.	1,756	16,436
	Fidelity National Financial, Inc.	28,187	912,131
	Fifth Third Bancorp	43,172	857,396
	Financial Institutions, Inc.	2,921	43,143
	First American Financial Corp.	15,228	776,780
	First Bancorp	4,770	98,548
	First BanCorp	35,938	195,503
	First Bancorp, Inc. (The)	1,481	29,827
	First Bancshares, Inc. (The)	1,821	36,256
	First Bank	916	5,981
	First Busey Corp.	8,680	148,428
	First Business Financial Services, Inc.	989	14,706
	First Choice Bancorp	624	9,441
	First Citizens BancShares, Inc., Class A	1,252	533,189
	First Commonwealth Financial Corp.	19,240	151,419
	First Community Bancshares, Inc.	3,590	70,220
	First Financial Bancorp	16,417	228,443
	First Financial Bankshares, Inc.	11,685	349,615
	First Financial Corp.	2,421	80,934
	First Financial Northwest, Inc.	1,800	16,380
	First Foundation, Inc.	5,470	84,074
#	First Hawaiian, Inc.	21,301	370,211
	First Horizon National Corp.	65,753	609,530
	First Internet Bancorp	1,237	18,122
	First Interstate BancSystem, Inc., Class A	7,386	215,006
	First Merchants Corp.	9,852	240,684
	First Mid Bancshares, Inc.	2,167	52,896
	First Midwest Bancorp, Inc.	18,327	222,398
	First Northwest Bancorp	1,283	13,151
	First of Long Island Corp. (The)	3,590	53,527
	First Republic Bank	9,744	1,096,005
	FirstCash, Inc.	5,521	318,230
	Flagstar Bancorp, Inc.	8,915	279,753
	Flushing Financial Corp.	5,263	58,314
	FNB Corp.	45,402	336,429
	Franklin Financial Network, Inc.	2,340	61,776
#	Franklin Resources, Inc.	25,298	532,523
	FS Bancorp, Inc.	425	16,150
	Fulton Financial Corp.	29,630	287,411
	GAMCO Investors, Inc., Class A	1,440	16,978
*	Genworth Financial, Inc., Class A	60,600	123,624
	German American Bancorp, Inc.	5,088	144,703

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Glacier Bancorp, Inc.	11,945	$421,778
	Global Indemnity, Ltd.	1,700	38,845
	Globe Life, Inc	8,850	704,460
	Goldman Sachs Group, Inc. (The)	8,527	1,688,005
*	Goosehead Insurance, Inc., Class A	1,361	140,632
*	Great Elm Capital Group, Inc.	619	1,609
	Great Southern Bancorp, Inc.	2,505	90,355
	Great Western Bancorp, Inc.	7,931	103,103
*	Green Dot Corp., Class A	8,879	450,077
#*	Greenlight Capital Re, Ltd., Class A	4,400	28,424
	Guaranty Bancshares, Inc.	1,200	32,520
*	Hallmark Financial Services, Inc.	2,410	6,844
	Hamilton Lane, Inc., Class A	3,546	256,163
	Hancock Whitney Corp.	13,522	257,729
	Hanmi Financial Corp.	4,414	40,741
	Hanover Insurance Group, Inc. (The)	4,760	484,949
*	HarborOne Bancrop, Inc.	7,463	64,630
	Hartford Financial Services Group, Inc. (The)	37,674	1,594,364
	HCI Group, Inc.	1,645	73,400
	Heartland Financial USA, Inc.	5,901	184,347
#	Hennessy Advisors, Inc.	1,107	8,679
	Heritage Commerce Corp.	8,432	57,169
	Heritage Financial Corp.	6,566	124,196
	Heritage Insurance Holdings, Inc.	4,010	47,599
	Hilltop Holdings, Inc.	12,037	234,360
	Hingham Institution For Savings (The)	155	27,280
	Home Bancorp, Inc.	1,154	26,981
	Home BancShares, Inc.	25,808	421,445
	HomeStreet, Inc.	4,364	115,384
	HomeTrust Bancshares, Inc.	3,038	43,808
	Hope Bancorp, Inc.	21,458	180,891
	Horace Mann Educators Corp.	6,832	256,747
	Horizon Bancorp, Inc.	6,336	64,057
	Houlihan Lokey, Inc.	5,386	295,153
*	Howard Bancorp, Inc.	1,896	18,031
	Huntington Bancshares, Inc.	79,762	739,394
	Independence Holding Co.	2,048	67,707
	Independent Bank Corp.	5,437	350,795
	Independent Bank Corp.	4,359	60,873
	Independent Bank Group, Inc.	6,708	294,682
	Interactive Brokers Group, Inc., Class A	10,466	519,114
	Intercontinental Exchange, Inc.	17,613	1,704,586
	International Bancshares Corp.	10,585	321,996
	Invesco, Ltd.	41,052	412,162
	Investar Holding Corp.	501	6,678
	Investors Bancorp, Inc.	44,334	359,992
	Investors Title Co.	166	19,103
	James River Group Holdings, Ltd.	5,019	232,480
	Janus Henderson Group P.L.C.	27,005	564,134
	Jefferies Financial Group, Inc.	31,263	506,461
	JPMorgan Chase & Co.	116,028	11,212,946
	Kearny Financial Corp.	16,555	133,102
	Kemper Corp.	8,745	686,657
	KeyCorp	49,078	589,427
	Kingstone Cos., Inc.	707	3,818
	Kinsale Capital Group, Inc.	1,356	264,284
	KKR & Co., Inc., Class A	19,853	702,201
	Lakeland Bancorp, Inc.	6,960	70,853
	Lakeland Financial Corp.	3,857	170,711

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lazard, Ltd., Class A	16,157	$473,723
	LCNB Corp.	700	8,764
	Legg Mason, Inc.	9,673	483,553
*	LendingClub Corp.	9,952	51,949
#*	LendingTree, Inc.	1,310	453,640
	Lincoln National Corp.	12,589	469,192
	Live Oak Bancshares, Inc.	5,676	96,549
	Loews Corp.	17,736	645,768
	LPL Financial Holdings, Inc.	12,001	948,319
	Luther Burbank Corp.	5,459	52,243
	M&T Bank Corp.	11,197	1,186,322
	Macatawa Bank Corp.	4,300	30,960
*	Maiden Holdings, Ltd.	14,428	20,343
	Manning & Napier, Inc.	1,962	6,867
*	Markel Corp.	821	857,567
	MarketAxess Holdings, Inc.	1,519	784,867
	Marlin Business Services Corp.	1,780	13,065
	Marsh & McLennan Cos., Inc.	20,281	2,364,765
*	MBIA, Inc.	17,849	142,970
	Mercantile Bank Corp.	2,926	62,295
	Merchants Bancorp	2,662	49,061
	Mercury General Corp.	9,344	400,951
	Meridian Bancorp, Inc.	8,479	96,703
	Meta Financial Group, Inc.	5,963	111,270
	MetLife, Inc.	39,723	1,503,516
*	Metropolitan Bank Holding Corp.	506	14,967
	MGIC Investment Corp.	12,754	105,476
	Midland States Bancorp, Inc.	3,717	52,373
	MidWestOne Financial Group, Inc.	1,517	27,427
#	Moelis & Co., Class A	7,600	226,404
	Moody's Corp.	6,232	1,753,062
	Morgan Stanley	48,454	2,368,432
	Morningstar, Inc.	5,164	867,759
*	Mr Cooper Group, Inc.	14,074	229,828
	MSCI, Inc.	3,231	1,214,791
	MVB Financial Corp.	1,500	19,830
	Nasdaq, Inc.	8,708	1,143,447
	National Bank Holdings Corp., Class A	5,328	148,012
	National Bankshares, Inc.	518	12,991
	National General Holdings Corp.	17,952	610,188
	National Western Life Group, Inc., Class A	548	106,745
	Navient Corp.	38,838	309,150
	NBT Bancorp, Inc.	7,509	223,693
	Nelnet, Inc., Class A	3,787	219,646
	New York Community Bancorp, Inc.	54,318	571,969
»	NewStar Financial, Inc.	6,871	698
*	NI Holdings, Inc.	1,752	28,873
*	Nicholas Financial, Inc.	801	6,536
*	Nicolet Bankshares, Inc.	1,249	69,969
*	NMI Holdings, Inc., Class A	9,763	151,522
	Northern Trust Corp.	17,782	1,393,220
	Northfield Bancorp, Inc.	8,607	82,713
	Northrim BanCorp, Inc.	900	20,718
	Northwest Bancshares, Inc.	21,371	210,504
	OceanFirst Financial Corp.	8,952	137,145
	OFG Bancorp	9,654	126,274
	Old National Bancorp	24,597	344,112
	Old Republic International Corp.	37,800	607,446
	Old Second Bancorp, Inc.	4,090	34,029

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	On Deck Capital, Inc.	10,484	$15,307
	OneMain Holdings, Inc.	16,432	471,598
	Oppenheimer Holdings, Inc., Class A	3,256	68,995
	Origin Bancorp, Inc.	3,105	73,713
	Orrstown Financial Services, Inc.	909	12,362
*	Pacific Mercantile Bancorp	2,550	9,461
	Pacific Premier Bancorp, Inc.	14,229	298,951
	PacWest Bancorp	12,656	231,288
	Park National Corp.	2,477	212,428
	Parke Bancorp, Inc.	1,446	16,904
	PCB Bancorp	783	7,204
	PCSB Financial Corp.	2,196	24,420
	Peapack-Gladstone Financial Corp.	2,762	44,965
	Penns Woods Bancorp, Inc.	1,243	25,109
	Pennymac Financial Services, Inc.	12,350	596,011
	Peoples Bancorp, Inc.	2,534	50,857
	Peoples Financial Services Corp.	400	14,364
	People's United Financial, Inc.	40,298	434,815
	Pinnacle Financial Partners, Inc.	11,455	453,847
	Piper Sandler Cos.	2,600	160,966
	PJT Partners, Inc., Class A	747	39,987
	PNC Financial Services Group, Inc. (The)	15,640	1,668,319
*	Ponce de Leon Federal Bank	1,100	10,010
	Popular, Inc.	12,073	448,029
#*	PRA Group, Inc.	7,470	295,513
	Preferred Bank	2,495	92,939
	Premier Financial Bancorp, Inc.	1,898	20,119
	Premier Financial Corp.	6,036	106,716
	Primerica, Inc.	6,504	778,269
	Principal Financial Group, Inc.	16,556	702,471
	ProAssurance Corp.	7,670	112,749
	Progressive Corp. (The)	27,346	2,470,438
	Prosperity Bancshares, Inc.	11,246	624,828
	Protective Insurance Corp., Class B	2,066	26,445
	Provident Bancorp, Inc.	1,022	8,023
	Provident Financial Holdings, Inc.	1,300	15,860
	Provident Financial Services, Inc.	11,857	161,848
	Prudential Bancorp, Inc.	845	9,464
	Prudential Financial, Inc.	23,346	1,479,436
	Pzena Investment Management, Inc., Class A	1,300	6,812
	QCR Holdings, Inc.	1,925	57,519
	Radian Group, Inc.	10,400	155,168
	Raymond James Financial, Inc.	10,779	748,925
	RBB Bancorp	2,116	27,085
*	Regional Management Corp.	1,515	23,013
	Regions Financial Corp.	46,893	509,258
	Reinsurance Group of America, Inc.	5,191	442,533
	RenaissanceRe Holdings, Ltd.	3,850	694,463
	Renasant Corp.	9,006	209,209
	Republic Bancorp, Inc., Class A	3,438	103,896
*	Republic First Bancorp, Inc.	6,280	14,632
	Riverview Bancorp, Inc.	100	488
	RLI Corp.	3,185	280,694
	S&P Global, Inc.	5,342	1,871,035
	S&T Bancorp, Inc.	7,178	154,327
	Safeguard Scientifics, Inc.	1,519	8,643
	Safety Insurance Group, Inc.	2,330	176,311
	Sandy Spring Bancorp, Inc.	5,754	133,032
	Santander Consumer USA Holdings, Inc.	38,856	713,396

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SB One Bancorp	800	$14,808
*	Seacoast Banking Corp. of Florida	6,840	129,139
	SEI Investments Co.	18,472	966,640
*	Select Bancorp, Inc.	2,670	20,853
	Selective Insurance Group, Inc.	9,923	539,216
	ServisFirst Bancshares, Inc.	7,036	257,447
	Shore Bancshares, Inc.	1,532	14,202
	Sierra Bancorp	1,944	34,176
	Signature Bank	6,835	700,793
	Silvercrest Asset Management Group, Inc., Class A	800	8,800
	Simmons First National Corp., Class A	16,626	275,825
	SLM Corp.	55,406	375,099
	SmartFinancial, Inc.	641	9,141
	South State Corp.	11,466	546,470
*	Southern First Bancshares, Inc.	700	17,080
	Southern Missouri Bancorp, Inc.	1,213	26,456
	Southern National Bancorp of Virginia, Inc.	3,254	27,399
	Southside Bancshares, Inc.	5,693	157,696
*	Spirit of Texas Bancshares, Inc.	1,299	15,133
	State Auto Financial Corp.	7,246	112,385
	State Street Corp.	20,531	1,309,672
	Sterling Bancorp	21,474	241,583
	Sterling Bancorp, Inc.	3,844	11,724
	Stewart Information Services Corp.	3,962	166,206
	Stifel Financial Corp.	11,327	549,133
	Stock Yards Bancorp, Inc.	2,400	93,816
*	StoneX Group, Inc.	3,467	181,948
	Summit Financial Group, Inc.	1,249	18,785
*	SVB Financial Group	5,242	1,175,623
	Synchrony Financial	65,540	1,450,400
	Synovus Financial Corp.	17,844	359,557
	T Rowe Price Group, Inc.	10,693	1,476,703
	TCF Financial Corp.	21,407	588,478
	TD Ameritrade Holding Corp.	22,397	803,828
	Territorial Bancorp, Inc.	1,300	28,561
*	Texas Capital Bancshares, Inc.	6,755	224,401
	TFS Financial Corp.	10,988	159,106
*	Third Point Reinsurance, Ltd.	15,019	116,998
	Timberland Bancorp, Inc.	500	8,330
	Tiptree, Inc.	5,339	26,962
	Tompkins Financial Corp.	2,533	163,454
	Towne Bank	12,538	221,170
	Travelers Cos., Inc. (The)	19,433	2,223,524
	TriCo Bancshares	5,202	145,656
*	TriState Capital Holdings, Inc.	4,350	57,638
*	Triumph Bancorp, Inc.	3,989	104,512
	Truist Financial Corp.	35,384	1,325,485
	TrustCo Bank Corp. NY	13,664	79,115
	Trustmark Corp.	10,221	230,177
	U.S. Bancorp.	54,550	2,009,622
	UMB Financial Corp.	8,238	410,252
	Umpqua Holdings Corp.	34,036	369,291
	United Bankshares, Inc.	20,330	535,086
	United Community Banks, Inc.	13,224	237,106
	United Fire Group, Inc.	3,989	101,201
	United Insurance Holdings Corp.	6,562	48,559
	United Security Bancshares	402	2,517
	Unity Bancorp, Inc.	471	5,892
	Universal Insurance Holdings, Inc.	6,041	105,778

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Univest Financial Corp.	4,401	$67,291
	Unum Group	20,442	352,216
	Valley National Bancorp	61,369	458,426
	Value Line, Inc.	213	5,250
	Veritex Holdings, Inc.	4,437	74,187
	Virtu Financial, Inc., Class A	13,028	323,094
	Virtus Investment Partners, Inc.	1,053	143,124
	Voya Financial, Inc.	14,671	724,747
#	Waddell & Reed Financial, Inc., Class A	11,418	166,589
	Walker & Dunlop, Inc.	5,376	271,004
	Washington Federal, Inc.	12,822	299,265
	Washington Trust Bancorp, Inc.	2,152	71,748
	Waterstone Financial, Inc.	4,026	61,517
	Webster Financial Corp.	9,515	259,474
	Wells Fargo & Co.	110,480	2,680,245
	WesBanco, Inc.	10,613	210,456
	West BanCorp, Inc.	1,799	29,522
	Westamerica BanCorp	3,633	219,288
	Western Alliance Bancorp	12,971	466,307
	Western New England Bancorp, Inc.	3,241	16,335
	Westwood Holdings Group, Inc.	1,130	12,837
	White Mountains Insurance Group, Ltd.	520	457,668
	Willis Towers Watson P.L.C.	5,793	1,216,588
	Wintrust Financial Corp.	8,704	372,531
	WisdomTree Investments, Inc.	22,580	81,288
#*	World Acceptance Corp.	1,607	119,400
	WR Berkley Corp.	9,658	596,381
	WSFS Financial Corp.	9,099	259,594
	Zions Bancorp NA	20,948	680,182
TOTAL FINANCIALS			186,802,182
HEALTH CARE — (7.5%)
	Abbott Laboratories	33,459	3,367,314
*	ABIOMED, Inc.	2,155	646,371
*	Acadia Healthcare Co., Inc.	14,410	429,562
#*	ACADIA Pharmaceuticals, Inc.	4,829	200,742
*	Acceleron Pharma, Inc.	1,215	120,492
#*	Accuray, Inc.	8,094	18,050
»	Achillion Pharmaceuticals, Inc.	21,184	9,745
#*	Acorda Therapeutics, Inc.	6,805	4,279
*	Addus HomeCare Corp.	1,934	186,457
*	Aduro Biotech, Inc.	4,711	13,285
*	Adverum Biotechnologies, Inc.	4,625	77,561
*	Agios Pharmaceuticals, Inc.	2,785	126,216
*	Akebia Therapeutics, Inc.	14,257	159,251
*	Albireo Pharma, Inc.	2,691	76,048
*	Alexion Pharmaceuticals, Inc.	14,491	1,485,183
*	Align Technology, Inc.	3,480	1,022,494
*	Alkermes P.L.C.	11,236	202,360
*	Allscripts Healthcare Solutions, Inc.	27,435	246,915
*	Alnylam Pharmaceuticals, Inc.	3,681	536,543
#*	AMAG Pharmaceuticals, Inc.	5,776	55,190
*	Amedisys, Inc.	4,356	1,020,001
*	American Renal Associates Holdings, Inc.	4,655	30,025
	AmerisourceBergen Corp.	18,809	1,884,474
*	AMN Healthcare Services, Inc.	7,401	406,611
*	AnaptysBio, Inc.	3,513	63,093
*	AngioDynamics, Inc.	5,619	46,413
*	Anika Therapeutics, Inc.	2,097	76,331

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Anthem, Inc.	8,231	$2,253,648
#*	Apollo Medical Holdings, Inc.	2,065	34,589
*	Arcus Biosciences, Inc.	4,800	94,464
*	Ardelyx, Inc.	10,480	59,212
*	Assembly Biosciences, Inc.	4,021	89,266
*	Assertio Holdings, Inc.	8,079	7,276
*	Atara Biotherapeutics, Inc.	6,933	85,900
*	AtriCure, Inc.	3,311	135,122
	Atrion Corp.	237	146,964
*	Avanos Medical, Inc.	8,694	266,645
*	Avrobio, Inc.	2,900	49,155
#*	AxoGen, Inc.	4,353	49,494
	Baxter International, Inc.	13,945	1,204,569
*	BioDelivery Sciences International, Inc.	15,744	65,967
*	BioMarin Pharmaceutical, Inc.	5,870	703,285
*	BioSpecifics Technologies Corp.	1,201	75,255
*	BioTelemetry, Inc.	4,629	197,010
*	Boston Scientific Corp.	26,403	1,018,364
*	Brookdale Senior Living, Inc.	26,407	73,147
	Bruker Corp.	17,354	774,335
*	Calithera Biosciences, Inc.	4,617	21,700
#	Cantel Medical Corp.	3,845	181,676
*	Capital Senior Living Corp.	2,106	1,364
#*	Cara Therapeutics, Inc.	4,660	76,610
	Cardinal Health, Inc.	22,988	1,255,605
*	Cardiovascular Systems, Inc.	1,446	44,074
*	CareDx, Inc.	100	3,335
*	Catalyst Pharmaceuticals, Inc.	5,368	23,082
*	Centene Corp.	22,964	1,498,401
	Cerner Corp.	22,496	1,562,347
*	Change Healthcare, Inc.	23,056	268,833
	Chemed Corp.	1,762	867,239
*	ChemoCentryx, Inc.	5,991	315,786
*	Cigna Corp.	16,911	2,920,361
#*	Codexis, Inc.	3,003	35,525
#*	Collegium Pharmaceutical, Inc.	1,738	27,426
	Computer Programs and Systems, Inc.	2,934	72,411
*	Concert Pharmaceuticals, Inc.	4,356	40,380
	CONMED Corp.	3,706	305,893
*	CorVel Corp.	2,976	236,562
*	Covetrus, Inc.	7,108	157,513
#*	CRISPR Therapeutics AG	2,240	191,430
*	Cross Country Healthcare, Inc.	7,273	47,165
*	CryoLife, Inc.	4,083	79,251
#*	Cumberland Pharmaceuticals, Inc.	1,600	5,328
*	Cutera, Inc.	1,041	14,813
	CVS Health Corp.	51,507	3,241,851
*	Cymabay Therapeutics, Inc.	5,469	19,415
*	CytomX Therapeutics, Inc.	1,868	13,095
*	DaVita, Inc.	14,775	1,291,187
*	Deciphera Pharmaceuticals, Inc.	2,267	105,121
*	Denali Therapeutics, Inc.	8,692	203,567
	DENTSPLY SIRONA, Inc.	11,540	514,684
*	DexCom, Inc.	979	426,394
#*	Digirad Corp.	290	812
*	Edwards Lifesciences Corp.	5,523	433,058
*	Eidos Therapeutics, Inc.	1,009	40,461
*	Elanco Animal Health, Inc.	29,952	707,766
»	Elanco Animal Health, Inc.	2,379	0

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	6,778	$753,985
*	Enanta Pharmaceuticals, Inc.	2,515	115,313
	Encompass Health Corp.	13,306	905,872
	Ensign Group, Inc. (The)	7,280	334,807
	Envista Holdings Corp.	2,554	55,856
#*	Epizyme, Inc.	11,524	159,492
#*	Evolent Health, Inc., Class A	12,175	141,839
#*	Exact Sciences Corp.	4,281	405,625
*	Exelixis, Inc.	38,631	891,990
#*	FibroGen, Inc.	4,413	178,594
#*	Five Star Senior Living, Inc.	85	386
*	FONAR Corp.	1,170	28,805
#*	G1 Therapeutics, Inc.	4,737	69,492
*	Global Blood Therapeutics, Inc.	4,548	306,899
*	Globus Medical, Inc., Class A	5,643	271,880
*	GlycoMimetics, Inc.	3,403	13,408
*	Guardant Health, Inc.	2,103	179,134
*	Haemonetics Corp.	5,077	445,050
*	Hanger, Inc.	5,411	94,476
*	HealthStream, Inc.	4,637	101,805
*	Henry Schein, Inc.	7,869	540,836
*	Heron Therapeutics, Inc.	4,587	74,722
#*	Heska Corp.	405	38,969
	Hill-Rom Holdings, Inc.	8,548	831,037
*	HMS Holdings Corp.	9,021	293,182
*	Hologic, Inc.	23,392	1,632,294
*	Horizon Therapeutics P.L.C.	21,518	1,316,686
	Humana, Inc.	6,377	2,502,654
*	ICU Medical, Inc.	1,509	277,249
*	IDEXX Laboratories, Inc.	4,745	1,887,324
#*	Immunomedics, Inc.	2,931	123,776
*	Incyte Corp.	5,744	567,277
#*	Innoviva, Inc.	12,963	175,584
*	Inogen, Inc.	2,871	88,140
*	Inovalon Holdings, Inc., Class A	4,866	114,497
#*	Insmed, Inc.	2,550	66,606
*	Insulet Corp.	2,141	435,394
*	Integer Holdings Corp.	5,238	344,503
#*	Integra LifeSciences Holdings Corp.	6,033	288,076
#*	Intellia Therapeutics, Inc.	4,713	83,939
#*	IntriCon Corp.	300	3,240
*	Intuitive Surgical, Inc.	1,035	709,430
	Invacare Corp.	4,962	34,932
*	Ionis Pharmaceuticals, Inc.	6,271	360,959
*	IQVIA Holdings, Inc.	6,212	983,919
	IVERIC bio, Inc.	5,889	23,615
*	Jazz Pharmaceuticals P.L.C.	7,301	790,333
#*	Kala Pharmaceuticals, Inc.	1,454	12,722
*	KalVista Pharmaceuticals, Inc.	1,219	11,983
#*	Karyopharm Therapeutics, Inc.	3,855	61,873
*	Kindred Biosciences, Inc.	4,043	13,301
#*	Krystal Biotech, Inc.	1,035	42,735
*	Kura Oncology, Inc.	4,804	78,978
*	Laboratory Corp. of America Holdings	7,460	1,439,183
#*	Lannett Co., Inc.	1,300	7,735
*	Lantheus Holdings, Inc.	9,983	134,571
	LeMaitre Vascular, Inc.	1,973	57,868
*	LHC Group, Inc.	3,679	717,810
#*	Ligand Pharmaceuticals, Inc.	2,779	325,643

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LivaNova P.L.C.	7,635	$355,333
	Luminex Corp.	6,401	232,996
#*	Lumos Pharma, Inc.	60	853
*	MacroGenics, Inc.	6,127	155,626
#*	Madrigal Pharmaceuticals, Inc.	1,747	179,260
*	Magellan Health, Inc.	4,058	300,982
*	Masimo Corp.	2,187	481,402
	McKesson Corp.	11,612	1,743,658
*	Medpace Holdings, Inc.	4,749	566,793
	Medtronic P.L.C.	24,326	2,346,972
*	Meridian Bioscience, Inc.	7,966	195,087
*	Merit Medical Systems, Inc.	7,216	322,699
*	Mersana Therapeutics, Inc.	2,705	53,775
#	Mesa Laboratories, Inc.	245	58,050
*	Mettler-Toledo International, Inc.	1,569	1,467,015
#*	Minerva Neurosciences, Inc.	5,706	19,885
*	Molecular Templates, Inc.	2,700	29,619
#*	Molina Healthcare, Inc.	8,818	1,628,685
*	Momenta Pharmaceuticals, Inc.	9,562	281,983
*	MyoKardia, Inc.	774	69,761
*	Myriad Genetics, Inc.	9,262	111,792
#*	NantKwest, Inc.	3,700	41,366
	National HealthCare Corp.	2,673	158,562
	National Research Corp.	2,585	147,836
*	Natus Medical, Inc.	4,797	89,128
#*	Nektar Therapeutics	14,197	314,606
*	Neogen Corp.	3,025	232,229
*	NeoGenomics, Inc.	4,955	189,430
*	Neurocrine Biosciences, Inc.	3,213	386,717
*	NextGen Healthcare, Inc.	7,770	113,597
#*	Novavax, Inc.	1,205	172,435
*	Novocure, Ltd.	1,128	85,491
*	NuVasive, Inc.	5,660	323,412
#*	ObsEva SA	3,939	10,005
*	Omnicell, Inc.	3,762	264,431
#*	OPKO Health, Inc.	81,984	422,218
#*	Option Care Health, Inc.	5,670	66,793
*	OraSure Technologies, Inc.	7,089	128,665
*	Orthofix Medical, Inc.	2,488	76,406
#*	OrthoPediatrics Corp.	1,083	45,692
*	Otonomy, Inc.	53	186
	Owens & Minor, Inc.	9,088	146,135
*	Oxford Immunotec Global P.L.C.	4,271	55,865
#*	Pacira BioSciences, Inc.	3,056	160,776
	Patterson Cos., Inc.	15,555	413,141
*	PDL BioPharma, Inc.	20,904	66,475
*	Pennant Group, Inc.	4,190	105,001
*	Penumbra, Inc.	1,029	228,345
#*	PetIQ, Inc.	2,017	73,600
	Phibro Animal Health Corp., Class A	3,118	72,322
*	PRA Health Sciences, Inc.	7,506	799,839
*	Premier, Inc., Class A	8,390	293,398
*	Prestige Consumer Healthcare, Inc.	8,493	315,855
»	Progenic Pharmaceuticals, Inc.	4,762	0
*	Protagonist Therapeutics, Inc.	3,345	52,617
*	Prothena Corp. P.L.C.	5,425	66,402
*	Providence Service Corp. (The)	1,714	138,851
	Quest Diagnostics, Inc.	6,881	874,369
*	Quidel Corp.	3,607	1,018,869

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	R1 RCM, Inc.	10,065	$137,589
*	RadNet, Inc.	5,706	90,668
#*	Reata Pharmaceuticals Inc., Class A	275	40,617
*	Repligen Corp.	3,025	456,503
	ResMed, Inc.	6,035	1,222,148
*	Retrophin, Inc.	4,493	89,321
#*	Revance Therapeutics, Inc.	5,715	134,188
*	Rhythm Pharmaceuticals, Inc.	2,859	54,950
*	Rigel Pharmaceuticals, Inc.	17,905	41,181
#*	Rocket Pharmaceuticals, Inc.	5,894	138,686
#*	Sage Therapeutics, Inc.	1,801	82,072
#*	Sarepta Therapeutics, Inc.	2,279	349,872
*	SeaSpine Holdings Corp.	959	8,986
*	Seattle Genetics, Inc.	3,043	505,960
*	Select Medical Holdings Corp.	19,803	377,049
#*	Shockwave Medical, Inc.	500	24,660
*	Sientra, Inc.	4,064	15,443
#*	SIGA Technologies, Inc.	3,400	21,828
*	Spectrum Pharmaceuticals, Inc.	11,608	34,708
*	STAAR Surgical Co.	1,031	59,994
	STERIS P.L.C.	4,540	724,720
	Stryker Corp.	6,196	1,197,687
*	Supernus Pharmaceuticals, Inc.	7,971	177,474
*	Surgalign Holdings, Inc.	9,786	27,499
*	Surmodics, Inc.	551	26,057
*	Synlogic, Inc.	2,058	4,651
#*	Syros Pharmaceuticals, Inc.	1,876	17,803
#*	Tactile Systems Technology, Inc.	752	30,817
*	Tandem Diabetes Care, Inc.	765	79,912
#*	Teladoc Health, Inc.	2,994	711,464
	Teleflex, Inc.	1,724	643,224
*	Triple-S Management Corp., Class B	2,937	57,154
*	United Therapeutics Corp.	7,208	803,476
	US Physical Therapy, Inc.	789	65,534
	Utah Medical Products, Inc.	296	24,124
*	Vanda Pharmaceuticals, Inc.	6,449	65,006
*	Varex Imaging Corp.	5,401	84,688
*	Varian Medical Systems, Inc.	4,425	631,536
*	Veeva Systems, Inc., Class A	2,151	569,090
*	Vericel Corp.	3,412	56,264
*	Vertex Pharmaceuticals, Inc.	2,771	753,712
#*	Vocera Communications, Inc.	864	26,585
*	Waters Corp.	4,097	873,276
	West Pharmaceutical Services, Inc.	3,544	952,875
*	Wright Medical Group NV	8,318	249,706
#*	Xencor, Inc.	6,719	202,175
	Zimmer Biomet Holdings, Inc.	10,051	1,355,478
	Zoetis, Inc.	17,748	2,692,017
*	Zogenix, Inc.	2,973	70,728
TOTAL HEALTH CARE			95,908,923
INDUSTRIALS — (13.1%)
	3M Co.	26,929	4,052,007
	AAON, Inc.	9,578	567,497
	AAR Corp.	5,387	92,764
	ABM Industries, Inc.	11,937	428,538
*	Acacia Research Corp.	2,366	9,369
	ACCO Brands Corp.	18,062	117,764
	Acuity Brands, Inc.	5,701	564,969

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ADT, Inc.	4,684	$40,329
#*	Advanced Disposal Services, Inc.	12,761	384,872
	Advanced Drainage Systems, Inc.	7,097	347,753
*	AECOM	18,019	652,108
*	Aegion Corp.	5,936	91,533
	AGCO Corp.	9,879	648,359
	Air Lease Corp.	17,658	462,993
*	Air Transport Services Group, Inc.	9,198	224,155
	Alamo Group, Inc.	1,500	154,665
	Alaska Air Group, Inc.	14,821	510,435
	Albany International Corp., Class A	4,589	220,639
	Allegiant Travel Co.	2,502	280,299
	Allegion P.L.C.	5,773	574,183
	Allied Motion Technologies, Inc.	1,625	61,263
	Allison Transmission Holdings, Inc.	15,572	581,770
	Altra Industrial Motion Corp.	6,844	234,270
	AMERCO	2,567	815,613
*	Ameresco, Inc., Class A	3,516	97,323
#	American Airlines Group, Inc.	17,834	198,314
*	American Woodmark Corp.	2,938	236,862
	AMETEK, Inc.	14,029	1,308,204
	AO Smith Corp.	17,385	836,914
	Apogee Enterprises, Inc.	4,460	96,291
	Applied Industrial Technologies, Inc.	5,929	374,238
	ARC Document Solutions, Inc.	6,764	6,632
	ArcBest Corp.	4,841	147,118
	Arcosa, Inc.	8,034	339,195
	Argan, Inc.	2,682	115,058
*	Armstrong Flooring, Inc.	4,306	12,789
	Armstrong World Industries, Inc.	5,925	422,097
*	ASGN, Inc.	8,096	554,252
	Astec Industries, Inc.	4,397	195,623
*	Astronics Corp.	3,353	29,171
*	Astronics Corp., Class B	835	7,202
*	Atkore International Group, Inc.	6,051	161,380
*	Atlas Air Worldwide Holdings, Inc.	4,083	212,643
*	Avis Budget Group, Inc.	11,933	309,065
	AZZ, Inc.	3,732	117,857
	Barnes Group, Inc.	8,640	318,557
	Barrett Business Services, Inc.	1,545	81,391
*	Beacon Roofing Supply, Inc.	10,519	327,772
	BG Staffing, Inc.	1,394	12,658
*	Blue Bird Corp.	4,546	56,961
*	BMC Stock Holdings, Inc.	11,955	306,048
	Brady Corp., Class A	6,607	303,724
*	BrightView Holdings, Inc.	3,082	37,354
	Brink's Co. (The)	5,107	226,495
*	Broadwind, Inc.	2,383	11,033
*	Builders FirstSource, Inc.	18,911	448,002
*	CAI International, Inc.	3,296	56,724
	Carlisle Cos., Inc.	7,400	881,192
	Carrier Global Corp.	36,129	984,154
*	Casella Waste Systems, Inc., Class A	6,117	338,943
	Caterpillar, Inc.	31,311	4,160,606
*	CBIZ, Inc.	7,764	187,734
*	CECO Environmental Corp.	5,117	34,284
#	CH Robinson Worldwide, Inc.	11,835	1,109,176
*	Chart Industries, Inc.	5,165	353,957
#*	Cimpress P.L.C.	3,363	336,300

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Cintas Corp.	6,055	$1,827,823
*	CIRCOR International, Inc.	3,070	80,495
*	Civeo Corp.	11,639	9,660
*	Clean Harbors, Inc.	8,583	511,547
*	Colfax Corp.	20,568	598,117
	Columbus McKinnon Corp.	4,597	152,299
	Comfort Systems USA, Inc.	5,828	289,710
*	Commercial Vehicle Group, Inc.	4,608	10,783
*	Construction Partners, Inc., Class A	4,406	72,919
	Copa Holdings SA, Class A	2,759	114,333
*	Copart, Inc.	13,215	1,232,299
	CoreLogic, Inc.	12,654	862,497
*	Cornerstone Building Brands, Inc.	16,073	91,134
	Costamare, Inc.	18,803	85,554
*	CoStar Group, Inc.	661	561,691
	Covanta Holding Corp.	16,529	162,645
*	Covenant Logistics Group, Inc.	2,890	48,697
*	CPI Aerostructures, Inc.	1,046	3,420
	CRA International, Inc.	1,211	50,583
	Crane Co.	8,493	480,449
	CSW Industrials, Inc.	2,635	175,992
	CSX Corp.	39,977	2,851,959
	Cummins, Inc.	9,982	1,929,121
	Curtiss-Wright Corp.	6,017	536,235
	Deere & Co.	13,973	2,463,580
	Delta Air Lines, Inc.	76,394	1,907,558
	Deluxe Corp.	5,180	146,231
	Donaldson Co., Inc.	15,835	765,464
	Douglas Dynamics, Inc.	4,778	168,902
	Dover Corp.	10,328	1,063,061
*	Ducommun, Inc.	1,848	66,436
*	DXP Enterprises, Inc.	1,836	30,992
*	Dycom Industries, Inc.	4,836	207,126
#*	Eagle Bulk Shipping, Inc.	6,676	16,223
	Eastern Co. (The)	312	5,089
	Eaton Corp. P.L.C.	16,030	1,492,874
*	Echo Global Logistics, Inc.	4,801	120,337
	EMCOR Group, Inc.	8,720	597,320
	Emerson Electric Co.	32,833	2,035,974
	Encore Wire Corp.	3,557	178,526
#*	Energy Recovery, Inc.	4,025	30,550
	Enerpac Tool Group Corp.	6,320	119,448
	EnerSys	6,282	422,527
	Ennis, Inc.	3,943	68,214
	EnPro Industries, Inc.	3,788	180,801
	Equifax, Inc.	2,501	406,563
	ESCO Technologies, Inc.	3,769	323,908
	Espey Manufacturing & Electronics Corp.	200	3,726
*	Evoqua Water Technologies Corp.	12,014	231,029
	Expeditors International of Washington, Inc.	13,844	1,169,956
	Exponent, Inc.	6,644	558,495
	Fastenal Co.	33,730	1,586,659
	Federal Signal Corp.	10,280	317,755
	FedEx Corp.	12,171	2,049,596
	Flowserve Corp.	12,538	349,434
	Fluor Corp.	4,517	46,028
*	Forrester Research, Inc.	2,047	71,870
	Fortive Corp.	15,154	1,063,659
	Fortune Brands Home & Security, Inc.	9,334	714,051

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Forward Air Corp.	4,408	$229,172
*	Franklin Covey Co.	1,696	30,681
	Franklin Electric Co., Inc.	6,549	353,973
*	FTI Consulting, Inc.	4,198	501,409
*	Gates Industrial Corp. P.L.C.	1,637	17,254
	GATX Corp.	6,361	387,957
	Genco Shipping & Trading, Ltd.	4,464	30,311
*	Gencor Industries, Inc.	1,048	12,545
*	Generac Holdings, Inc.	9,570	1,508,041
*	Gibraltar Industries, Inc.	4,567	236,205
*	GMS, Inc.	6,537	153,162
#*	Golden Ocean Group, Ltd.	6,791	26,077
*	Goldfield Corp. (The)	5,963	23,196
	Gorman-Rupp Co. (The)	4,380	132,539
*	GP Strategies Corp.	2,129	15,818
	Graco, Inc.	18,078	962,473
#	GrafTech International, Ltd.	18,235	110,686
	Graham Corp.	739	9,725
#	Granite Construction, Inc.	8,076	136,969
*	Great Lakes Dredge & Dock Corp.	8,897	74,379
	Greenbrier Cos., Inc. (The)	5,318	136,832
	Griffon Corp.	7,377	168,712
	H&E Equipment Services, Inc.	6,393	112,453
*	Harsco Corp.	12,092	192,988
	Hawaiian Holdings, Inc.	7,630	90,721
*	HD Supply Holdings, Inc.	24,872	873,007
	Healthcare Services Group, Inc.	7,940	207,949
	Heartland Express, Inc.	12,593	255,449
	HEICO Corp.	3,819	367,082
	HEICO Corp., Class A	5,489	420,183
	Heidrick & Struggles International, Inc.	2,552	51,627
	Helios Technologies, Inc.	4,776	180,676
*	Herc Holdings, Inc.	4,935	165,520
*	Heritage-Crystal Clean, Inc.	3,611	50,301
	Herman Miller, Inc.	9,288	217,618
*	Hertz Global Holdings, Inc.	1,924	2,790
	Hexcel Corp.	11,394	424,996
*	Hill International, Inc.	2,455	3,560
	Hillenbrand, Inc.	9,227	269,705
	HNI Corp.	7,531	223,671
	Honeywell International, Inc.	22,948	3,427,743
*	Houston Wire & Cable Co.	2,549	6,398
	Howmet Aerospace, Inc.	32,076	474,083
*	Hub Group, Inc., Class A	5,239	277,143
	Hubbell, Inc.	8,775	1,184,362
*	Hudson Global, Inc.	230	2,141
	Hurco Cos., Inc.	876	24,300
*	Huron Consulting Group, Inc.	3,546	169,215
*	Huttig Building Products, Inc.	812	1,819
	Hyster-Yale Materials Handling, Inc.	1,661	61,972
*	IAA, Inc.	11,530	499,826
	ICF International, Inc.	2,339	158,140
	IDEX Corp.	5,387	887,885
*	IES Holdings, Inc.	2,130	50,758
	Illinois Tool Works, Inc.	11,931	2,207,116
*	Ingersoll Rand, Inc.	28,836	910,929
*	Innovative Solutions & Support, Inc.	400	2,020
	Insperity, Inc.	4,225	282,484
	Insteel Industries, Inc.	2,607	48,594

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	9,215	$73,536
	ITT, Inc.	10,210	589,423
	Jacobs Engineering Group, Inc.	6,610	564,164
	JB Hunt Transport Services, Inc.	10,044	1,299,694
*	JELD-WEN Holding, Inc.	15,474	303,290
*	JetBlue Airways Corp.	34,686	358,653
	John Bean Technologies Corp.	5,117	479,770
	Johnson Controls International P.L.C.	46,572	1,792,091
	Kadant, Inc.	1,782	193,365
	Kaman Corp.	3,967	156,657
	Kansas City Southern	5,795	995,871
#	KAR Auction Services, Inc.	18,085	273,626
	Kelly Services, Inc., Class A	6,650	98,487
	Kennametal, Inc.	13,901	374,771
	Kforce, Inc.	4,810	138,720
	Kimball International, Inc., Class B	8,202	89,730
*	Kirby Corp.	6,080	281,139
#	Knight-Swift Transportation Holdings, Inc.	19,235	836,530
	Knoll, Inc.	8,232	96,397
	Korn Ferry	8,932	250,989
	Landstar System, Inc.	4,726	575,532
*	Lawson Products, Inc.	700	20,916
*	LB Foster Co., Class A	1,400	19,684
	Lennox International, Inc.	1,820	488,015
	Lincoln Electric Holdings, Inc.	8,164	737,944
	Lindsay Corp.	518	50,230
*	LS Starrett Co. (The), Class A	230	738
	LSI Industries, Inc.	3,205	18,781
*	Lydall, Inc.	2,299	37,244
	Macquarie Infrastructure Corp.	13,465	403,411
*	Manitowoc Co., Inc. (The)	5,671	60,453
	ManpowerGroup, Inc.	8,117	558,368
	Marten Transport, Ltd.	7,874	209,606
	Masco Corp.	11,232	642,021
*	Masonite International Corp.	4,533	382,359
*	MasTec, Inc.	12,037	478,832
	Matson, Inc.	8,426	306,875
	Matthews International Corp., Class A	5,311	114,718
	McGrath RentCorp	4,273	247,919
*	Mercury Systems, Inc.	4,208	325,825
*	Meritor, Inc.	15,075	342,956
*	Mesa Air Group, Inc.	2,656	8,234
*	Middleby Corp. (The)	7,127	591,969
	Miller Industries, Inc.	1,300	36,855
*	Mistras Group, Inc.	3,322	11,727
	Moog, Inc., Class A	4,615	247,918
*	MRC Global, Inc.	12,769	75,976
	MSA Safety, Inc.	4,581	542,986
	MSC Industrial Direct Co., Inc., Class A	6,274	414,147
	Mueller Industries, Inc.	10,050	280,998
	Mueller Water Products, Inc., Class A	22,826	230,999
*	MYR Group, Inc.	2,344	85,954
*	Navistar International Corp.	9,648	309,025
	Nielsen Holdings P.L.C.	48,799	704,170
	NL Industries, Inc.	7,700	28,182
	NN, Inc.	5,147	27,073
	Nordson Corp.	5,363	1,038,438
	Norfolk Southern Corp.	12,257	2,355,918
*	Northwest Pipe Co.	1,465	36,405

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NOW, Inc.	20,144	$158,735
#*	NV5 Global, Inc.	1,346	76,372
	nVent Electric P.L.C.	18,070	328,151
	Old Dominion Freight Line, Inc.	9,882	1,806,627
#	Omega Flex, Inc.	981	119,437
*	Orion Group Holdings, Inc.	3,661	10,544
	Oshkosh Corp.	10,832	852,695
	Otis Worldwide Corp.	18,064	1,133,335
	Owens Corning	17,088	1,033,311
	PACCAR, Inc.	31,180	2,652,794
*	PAM Transportation Services, Inc.	751	21,073
	Park Aerospace Corp.	2,637	28,427
	Parker-Hannifin Corp.	9,381	1,678,449
	Park-Ohio Holdings Corp.	1,783	25,711
	Patrick Industries, Inc.	3,766	240,836
	Patriot Transportation Holding, Inc.	133	1,198
	Pentair P.L.C.	21,411	917,461
*	Performant Financial Corp.	6,812	4,019
*	Perma-Pipe International Holdings, Inc.	300	1,773
*	PGT Innovations, Inc.	8,062	137,618
*	PICO Holdings, Inc.	3,320	26,958
	Pitney Bowes, Inc.	20,491	68,440
	Powell Industries, Inc.	1,301	34,542
	Preformed Line Products Co.	889	43,792
	Primoris Services Corp.	8,827	141,497
*	Proto Labs, Inc.	2,337	280,720
	Quad/Graphics, Inc.	5,798	18,032
	Quanex Building Products Corp.	5,988	84,131
	Quanta Services, Inc.	18,685	746,839
*	Radiant Logistics, Inc.	4,889	20,778
	Raven Industries, Inc.	4,856	104,938
*	RBC Bearings, Inc.	1,746	213,745
	Regal Beloit Corp.	6,777	623,281
	Republic Services, Inc.	13,600	1,186,600
*	Resideo Technologies, Inc.	17,005	225,826
	Resources Connection, Inc.	5,098	57,607
	REV Group, Inc.	10,564	68,666
	Rexnord Corp.	13,889	402,364
	Robert Half International, Inc.	14,922	759,082
	Rockwell Automation, Inc.	7,273	1,586,532
#	Rollins, Inc.	10,666	558,898
	Roper Technologies, Inc.	3,358	1,452,167
	Rush Enterprises, Inc., Class A	4,805	228,622
	Ryder System, Inc.	8,414	308,205
*	Saia, Inc.	4,422	528,208
	Schneider National, Inc., Class B	10,750	270,148
	Scorpio Bulkers, Inc.	859	12,593
*	Sensata Technologies Holding P.L.C.	21,933	833,015
	Shyft Group, Inc. (The)	4,649	87,773
*	SIFCO Industries, Inc.	157	598
	Simpson Manufacturing Co., Inc.	5,786	558,696
#*	SiteOne Landscape Supply, Inc.	4,790	613,264
	SkyWest, Inc.	7,870	207,060
	Snap-on, Inc.	6,494	947,280
	Southwest Airlines Co.	47,495	1,467,121
*	SP Plus Corp.	3,718	59,079
	Spirit AeroSystems Holdings, Inc., Class A	12,230	239,341
#*	Spirit Airlines, Inc.	9,581	151,476
*	SPX Corp.	6,066	254,772

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX FLOW, Inc.	7,343	$294,307
	Standex International Corp.	1,553	83,163
	Stanley Black & Decker, Inc.	7,968	1,221,654
	Steelcase, Inc., Class A	13,557	145,467
*	Stericycle, Inc.	8,262	499,314
*	Sterling Construction Co., Inc.	2,955	30,437
#*	Sunrun, Inc.	18,549	680,563
	Systemax, Inc.	5,216	116,891
*	Team, Inc.	2,690	10,626
*	Teledyne Technologies, Inc.	1,813	556,047
	Tennant Co.	3,041	202,591
	Terex Corp.	11,318	213,344
	Tetra Tech, Inc.	5,408	479,419
*	Textainer Group Holdings, Ltd.	7,819	65,992
*	Thermon Group Holdings, Inc.	3,864	52,357
	Timken Co. (The)	9,488	433,222
*	Titan Machinery, Inc.	4,124	44,807
	Toro Co. (The)	10,992	784,279
*	TPI Composites, Inc.	3,818	97,664
	Trane Technologies P.L.C.	7,760	868,111
	TransDigm Group, Inc.	1,804	778,570
	TransUnion	8,471	758,747
#*	Trex Co., Inc.	5,729	798,222
*	TriMas Corp.	7,022	164,315
*	TriNet Group, Inc.	9,757	643,962
#	Trinity Industries, Inc.	19,945	389,526
	Triton International, Ltd.	12,587	396,113
	Triumph Group, Inc.	4,683	31,751
*	TrueBlue, Inc.	6,368	98,258
*	Tutor Perini Corp.	8,900	104,753
*	Twin Disc, Inc.	1,100	6,446
	UFP Industries, Inc.	11,574	673,838
*	Ultralife Corp.	900	6,390
	UniFirst Corp.	1,651	307,878
	Union Pacific Corp.	33,796	5,858,537
*	United Airlines Holdings, Inc.	27,064	849,268
	United Parcel Service, Inc., Class B	26,141	3,731,889
*	United Rentals, Inc.	9,260	1,438,726
*	Univar Solutions, Inc.	19,239	339,953
	Universal Logistics Holdings, Inc.	3,206	58,894
*	Upwork, Inc.	5,076	76,242
	US Ecology, Inc.	4,032	139,830
*	USA Truck, Inc.	905	8,842
	Valmont Industries, Inc.	2,887	349,904
*	Vectrus, Inc.	1,615	71,044
	Verisk Analytics, Inc.	7,543	1,423,440
*	Veritiv Corp.	2,207	33,789
	Viad Corp.	3,384	48,933
*	Vicor Corp.	2,134	173,857
	VSE Corp.	1,308	36,794
	Wabash National Corp.	10,621	120,973
	Waste Management, Inc.	19,722	2,161,531
	Watsco, Inc.	3,264	770,533
	Watts Water Technologies, Inc., Class A	3,668	307,709
*	Welbilt, Inc.	15,412	93,705
	Werner Enterprises, Inc.	11,037	485,462
*	WESCO International, Inc.	8,923	346,837
	Westinghouse Air Brake Technologies Corp.	11,361	706,541
*	Willdan Group, Inc.	657	16,202

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Willis Lease Finance Corp.	856	$16,692
*	WillScot Mobile Mini Holdings Corp.	27,908	420,295
	Woodward, Inc.	6,752	505,995
	WW Grainger, Inc.	4,089	1,396,516
#*	XPO Logistics, Inc.	13,403	1,005,493
	Xylem, Inc.	9,382	684,698
TOTAL INDUSTRIALS			166,950,408
INFORMATION TECHNOLOGY — (26.2%)
#*	2U, Inc.	6,367	299,854
#*	3D Systems Corp.	20,604	135,780
#*	A10 Networks Inc.	4,600	37,168
*	Acacia Communications, Inc.	3,716	252,614
	Accenture P.L.C., Class A	24,451	5,496,096
*	ACI Worldwide, Inc.	13,022	348,859
#*	ACM Research, Inc., Class A	786	75,409
*	Adobe, Inc.	4,495	1,997,218
	ADTRAN, Inc.	7,336	91,113
*	Advanced Energy Industries, Inc.	4,250	312,673
*	Advanced Micro Devices, Inc.	9,466	732,952
*	Agilysys, Inc.	1,206	25,278
*	Akamai Technologies, Inc.	11,305	1,271,134
*	Alarm.com Holdings, Inc.	2,378	166,555
	Alliance Data Systems Corp.	2,155	95,596
*	Alpha & Omega Semiconductor, Ltd.	2,773	30,198
#*	Altair Engineering, Inc., Class A	3,188	128,476
#*	Alteryx, Inc., Class A	685	120,211
*	Ambarella, Inc.	4,675	211,684
	Amdocs, Ltd.	8,327	517,107
	American Software, Inc., Class A	2,466	40,615
*	Amkor Technology, Inc.	42,762	581,349
	Amphenol Corp., Class A	12,108	1,280,542
*	Amtech Systems, Inc.	531	2,735
	Analog Devices, Inc.	11,518	1,322,842
*	ANSYS, Inc.	3,532	1,097,039
#*	Appfolio, Inc., Class A	1,129	157,179
	Apple, Inc.	159,495	67,791,755
	Applied Materials, Inc.	41,246	2,653,355
#*	Applied Optoelectronics, Inc.	1,137	16,157
*	Arista Networks, Inc.	5,220	1,355,999
*	Arlo Technologies, Inc.	6,293	26,556
*	Arrow Electronics, Inc.	9,672	692,709
*	Aspen Technology, Inc.	6,695	651,156
#*	Atlassian Corp. P.L.C., Class A	622	109,876
*	Autodesk, Inc.	3,119	737,425
	Automatic Data Processing, Inc.	17,754	2,359,684
*	Avalara, Inc.	1,449	194,818
*	Avaya Holdings Corp.	17,602	222,841
*	Avid Technology, Inc.	4,744	39,043
	Avnet, Inc.	16,990	453,973
*	Aware, Inc.	2,169	6,442
*	Axcelis Technologies, Inc.	5,425	159,604
*	AXT, Inc.	5,700	27,303
	Badger Meter, Inc.	4,929	308,555
	Bel Fuse, Inc., Class B	1,369	16,702
	Belden, Inc.	7,461	235,768
	Benchmark Electronics, Inc.	7,549	153,698
*	Black Knight, Inc.	9,603	719,457
	Blackbaud, Inc.	5,088	318,204

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Booz Allen Hamilton Holding Corp.	14,453	$1,181,677
*	Bottomline Technologies De, Inc.	3,335	160,947
*	Brightcove, Inc.	3,700	39,146
	Broadcom, Inc.	10,281	3,256,507
	Broadridge Financial Solutions, Inc.	7,730	1,038,448
#»	BroadVision, Inc.	200	883
	Brooks Automation, Inc.	8,503	462,988
	Cabot Microelectronics Corp.	2,582	389,159
*	CACI International, Inc., Class A	3,266	678,740
*	Cadence Design Systems, Inc.	13,385	1,462,311
*	CalAmp Corp.	2,256	17,777
*	Calix, Inc.	5,648	115,840
*	Cardtronics P.L.C., Class A	8,186	182,793
	Cass Information Systems, Inc.	1,795	64,315
	CDK Global, Inc.	8,207	373,090
	CDW Corp.	9,329	1,084,496
#	Cerence, Inc.	3,238	128,419
*	Ceridian HCM Holding, Inc.	3,020	236,436
*	CEVA, Inc.	3,198	128,560
*	ChannelAdvisor Corp.	1,349	27,479
*	Ciena Corp.	13,957	830,581
*	Cirrus Logic, Inc.	8,489	581,751
	Cisco Systems, Inc.	194,712	9,170,935
	Citrix Systems, Inc.	7,895	1,127,090
*	Clearfield, Inc.	600	11,184
*	Cloudera, Inc.	4,258	47,988
	Cognex Corp.	5,920	395,870
	Cognizant Technology Solutions Corp., Class A	24,331	1,662,294
*	Coherent, Inc.	2,590	359,570
	Cohu, Inc.	5,805	109,308
*	CommScope Holding Co., Inc.	20,226	187,697
	Communications Systems, Inc.	400	1,940
*	CommVault Systems, Inc.	2,704	119,192
*	Computer Task Group, Inc.	1,668	8,056
	Comtech Telecommunications Corp.	4,246	69,719
*	Conduent, Inc.	18,392	35,129
*	Cornerstone OnDemand, Inc.	2,231	79,223
#*	Coupa Software, Inc.	663	203,176
*	Cree, Inc.	10,315	710,910
	CSG Systems International, Inc.	5,276	222,278
	CTS Corp.	5,074	100,770
*	CyberOptics Corp.	1,062	41,790
	Daktronics, Inc.	6,045	25,208
*	Dell Technologies, Inc., Class C	3,458	206,892
*	Digi International, Inc.	3,785	45,874
*	Digital Turbine, Inc.	6,691	92,871
*	Diodes, Inc.	7,824	402,545
*	DocuSign, Inc.	1,939	420,433
	Dolby Laboratories, Inc., Class A	5,762	401,035
*	Dropbox, Inc., Class A	4,067	92,524
*	DSP Group, Inc.	4,082	60,618
	DXC Technology Co.	21,016	376,397
#	Ebix, Inc.	4,651	102,578
*	EchoStar Corp., Class A	8,530	232,869
*	Elastic N.V.	1,181	113,600
*	EMCORE Corp.	2,998	10,493
*	Endurance International Group Holdings, Inc.	19,562	110,917
#*	Enphase Energy Inc.	10,161	613,318
	Entegris, Inc.	21,829	1,569,723

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Envestnet, Inc.	5,028	$408,274
*	EPAM Systems, Inc.	2,074	601,626
*	ePlus, Inc.	2,309	172,113
*	Euronet Worldwide, Inc.	6,424	617,603
#*	Everbridge, Inc.	410	58,548
	EVERTEC, Inc.	11,376	353,225
*	Evo Payments, Inc., Class A	3,142	71,292
*	ExlService Holdings, Inc.	4,354	278,917
*	F5 Networks, Inc.	6,389	868,265
*	Fabrinet	4,857	352,764
*	Fair Isaac Corp.	2,378	1,044,394
*	FARO Technologies, Inc.	2,355	140,900
	Fidelity National Information Services, Inc.	14,718	2,153,391
*	FireEye, Inc.	22,176	334,858
#*	First Solar, Inc.	12,780	761,049
*	Fiserv, Inc.	8,584	856,597
*	Fitbit, Inc., Class A	26,095	170,661
*	Five9, Inc.	706	85,299
*	FleetCor Technologies, Inc.	5,863	1,515,996
*	Flex, Ltd.	79,177	909,744
	FLIR Systems, Inc.	14,873	619,609
*	FormFactor, Inc.	10,578	305,070
*	Fortinet, Inc.	5,439	752,214
*	Frequency Electronics, Inc.	400	4,188
*	Gartner, Inc.	3,950	492,328
	Genpact, Ltd.	24,362	970,095
	Global Payments, Inc.	8,675	1,544,323
*	Globant SA	3,600	622,584
*	GoDaddy, Inc., Class A	8,670	609,328
*	GSI Technology, Inc.	1,378	7,882
#*	GTT Communications, Inc.	7,469	47,055
*	Guidewire Software, Inc.	3,721	437,813
	Hackett Group, Inc. (The)	7,650	105,494
*	Harmonic, Inc.	12,292	68,589
	Hewlett Packard Enterprise Co.	111,513	1,100,633
	HP, Inc.	51,388	903,401
#*	HubSpot, Inc.	962	225,695
*	Ichor Holdings, Ltd.	4,545	149,167
*	Immersion Corp.	4,084	27,567
*	Infinera Corp.	27,543	217,314
*	Inphi Corp.	1,905	248,907
*	Insight Enterprises, Inc.	6,112	304,622
	Intel Corp.	219,134	10,459,266
	InterDigital, Inc.	3,551	213,131
	International Business Machines Corp.	44,182	5,431,735
	Intuit, Inc.	7,410	2,270,202
*	IPG Photonics Corp.	4,604	824,162
*	Itron, Inc.	5,664	393,988
#*	j2 Global, Inc.	7,345	416,608
	Jabil, Inc.	24,596	857,417
	Jack Henry & Associates, Inc.	3,250	579,475
	Juniper Networks, Inc.	34,323	871,118
	KBR, Inc.	23,439	521,283
*	Key Tronic Corp.	700	4,739
*	Keysight Technologies, Inc.	12,853	1,283,886
*	Kimball Electronics, Inc.	4,412	58,591
	KLA Corp.	7,188	1,436,378
*	Knowles Corp.	13,964	213,091
	Kulicke & Soffa Industries, Inc.	10,024	237,569

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	KVH Industries, Inc.	2,284	$18,546
	Lam Research Corp.	6,730	2,538,287
*	Lattice Semiconductor Corp.	13,214	410,823
*	Limelight Networks, Inc.	10,418	65,321
	Littelfuse, Inc.	2,767	491,558
*	LiveRamp Holdings, Inc.	9,464	431,274
	LogMeIn, Inc.	7,911	678,843
*	Lumentum Holdings, Inc.	7,258	673,760
#*	MACOM Technology Solutions Holdings, Inc.	9,413	397,793
#*	MagnaChip Semiconductor Corp.	3,475	39,546
*	Manhattan Associates, Inc.	7,823	749,365
	Marvell Technology Group, Ltd.	31,228	1,138,885
	Mastercard, Inc., Class A	33,547	10,350,256
	Maxim Integrated Products, Inc.	15,883	1,081,473
	MAXIMUS, Inc.	8,637	640,952
*	MaxLinear, Inc.	7,572	191,950
	Methode Electronics, Inc.	6,969	196,526
#	Microchip Technology, Inc.	16,511	1,679,664
*	Micron Technology, Inc.	48,428	2,424,064
	Microsoft Corp.	259,703	53,241,712
*	MicroStrategy, Inc., Class A	1,129	139,906
*	Mimecast, Ltd.	2,199	103,199
	MKS Instruments, Inc.	7,694	980,523
#*	MongoDB, Inc.	499	114,311
	Monolithic Power Systems, Inc.	2,213	586,467
	Motorola Solutions, Inc.	6,113	854,597
	MTS Systems Corp.	2,499	46,356
*	Napco Security Technologies, Inc.	990	26,116
	National Instruments Corp.	13,027	462,458
*	NCR Corp.	17,277	318,415
*	NeoPhotonics Corp.	3,479	31,694
	NetApp, Inc.	15,602	691,169
*	NETGEAR, Inc.	5,417	166,573
*	Netscout Systems, Inc.	11,956	304,400
*	New Relic, Inc.	959	68,003
	NIC, Inc.	9,323	204,360
	NortonLifeLock, Inc.	39,715	851,887
*	Novanta, Inc.	3,833	397,405
#*	Nuance Communications, Inc.	20,694	565,981
	NVE Corp.	473	25,656
	NVIDIA Corp.	9,113	3,869,289
*	Okta, Inc.	828	182,971
*	ON Semiconductor Corp.	59,517	1,226,050
*	OneSpan, Inc.	4,122	128,359
*	Onto Innovation, Inc.	7,973	301,539
	Oracle Corp.	104,371	5,787,372
*	OSI Systems, Inc.	2,831	200,888
*	Palo Alto Networks, Inc.	854	218,556
#*	PAR Technology Corp.	700	21,532
	Paychex, Inc.	23,730	1,706,662
*	Paycom Software, Inc.	3,528	1,003,257
*	Paylocity Holding Corp.	2,281	303,829
*	PayPal Holdings, Inc.	10,382	2,035,599
	PC Connection, Inc.	4,626	202,156
	PC-Tel, Inc.	700	4,585
*	PDF Solutions, Inc.	3,755	92,298
	Pegasystems, Inc.	1,997	233,429
*	Perceptron, Inc.	800	3,360
*	Perficient, Inc.	5,213	204,402

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Perspecta, Inc.	22,201	$475,101
*	PFSweb, Inc.	1,937	15,360
*	Photronics, Inc.	9,051	107,526
*	Plexus Corp.	4,564	339,060
	Power Integrations, Inc.	3,645	444,799
*	PRGX Global, Inc.	2,000	10,800
	Progress Software Corp.	5,856	204,140
*	Proofpoint, Inc.	1,353	156,502
*	PTC, Inc.	2,748	235,119
*	Pure Storage, Inc., Class A	16,760	299,334
	QAD, Inc., Class A	1,197	47,293
	QAD, Inc., Class B	92	2,591
*	Qorvo, Inc.	6,891	883,082
	QUALCOMM, Inc.	41,894	4,424,425
*	Qualys, Inc.	4,010	495,155
*	Rambus, Inc.	17,769	262,270
*	RealPage, Inc.	5,404	340,506
*	Ribbon Communications, Inc.	13,426	59,074
	Richardson Electronics, Ltd.	900	3,897
*	RingCentral, Inc., Class A	851	247,020
*	Rogers Corp.	1,882	224,316
*	Rosetta Stone, Inc.	2,177	58,278
	Sabre Corp.	18,082	136,700
*	Sailpoint Technologies Holdings, Inc.	8,977	282,776
*	salesforce.com, Inc.	9,321	1,816,197
*	Sanmina Corp.	10,807	320,752
	Sapiens International Corp. NV	5,349	163,465
*	ScanSource, Inc.	4,044	92,810
	Science Applications International Corp.	6,654	532,187
	Seagate Technology P.L.C.	26,134	1,181,779
*	Semtech Corp.	5,651	314,930
*	ServiceNow, Inc.	712	312,710
*	ServiceSource International, Inc.	4,300	6,708
*	Silicon Laboratories, Inc.	3,217	323,341
	Skyworks Solutions, Inc.	12,725	1,852,505
*	SMART Global Holdings, Inc.	3,473	96,862
*	SolarEdge Technologies, Inc.	6,939	1,215,019
*	SolarWinds Corp.	9,741	178,845
*	Splunk, Inc.	1,449	304,029
*	SPS Commerce, Inc.	2,414	181,460
*	Square, Inc., Class A	1,700	220,745
	SS&C Technologies Holdings, Inc.	17,245	991,587
*	StarTek, Inc.	2,316	11,302
#*	Stratasys, Ltd.	9,417	141,067
*	Super Micro Computer, Inc.	7,652	231,894
	Switch, Inc., Class A	4,342	78,113
*	Sykes Enterprises, Inc.	8,051	221,080
*	Synaptics, Inc.	5,180	414,504
*	Synchronoss Technologies, Inc.	4,424	14,599
	SYNNEX Corp.	8,494	1,059,542
*	Synopsys, Inc.	5,899	1,175,199
	TE Connectivity, Ltd.	16,800	1,496,376
*	Telenav, Inc.	4,400	22,814
*	Teradata Corp.	10,594	222,474
	Teradyne, Inc.	16,353	1,454,763
	TESSCO Technologies, Inc.	672	4,140
	Texas Instruments, Inc.	43,468	5,544,343
*	Trade Desk, Inc. (The), Class A	931	420,179
	TransAct Technologies, Inc.	400	1,404

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trimble, Inc.	12,340	$549,253
	TTEC Holdings, Inc.	7,261	344,607
*	TTM Technologies, Inc.	14,881	183,185
#*	Twilio, Inc., Class A	4,728	1,311,642
*	Tyler Technologies, Inc.	731	261,150
	Ubiquiti, Inc.	968	179,370
*	Ultra Clean Holdings, Inc.	5,638	169,647
*	Unisys Corp.	6,481	77,059
	Universal Display Corp.	1,757	306,509
*	Upland Software, Inc.	318	10,946
*	Veeco Instruments, Inc.	7,204	97,398
*	Verint Systems, Inc.	6,720	301,661
*	VeriSign, Inc.	4,227	894,771
*	Verra Mobility Corp.	3,626	37,094
*	ViaSat, Inc.	7,806	296,316
*	Viavi Solutions, Inc.	23,114	319,667
*	Virtusa Corp.	3,383	137,350
	Visa, Inc., Class A	64,803	12,338,491
	Vishay Intertechnology, Inc.	22,767	357,214
*	Vishay Precision Group, Inc.	793	20,182
#*	VMware, Inc., Class A	1,858	260,510
	Wayside Technology Group, Inc.	200	4,626
	Western Digital Corp.	17,059	735,243
	Western Union Co. (The)	27,899	677,388
*	WEX, Inc.	4,122	652,801
*	Workday, Inc., Class A	696	125,920
*	Xerox Holdings Corp.	22,478	374,259
	Xilinx, Inc.	10,402	1,116,655
	Xperi Holding Corp.	13,541	249,696
*	Zebra Technologies Corp., Class A	4,408	1,237,546
*	Zendesk, Inc.	863	78,662
*	Zix Corp.	5,219	37,133
TOTAL INFORMATION TECHNOLOGY			333,880,752
MATERIALS — (4.6%)
*	AdvanSix, Inc.	5,953	74,115
*	AgroFresh Solutions, Inc.	3,300	8,052
	Air Products & Chemicals, Inc.	5,535	1,586,497
	Albemarle Corp.	13,571	1,119,065
*	Alcoa Corp.	11,279	146,627
#*	Allegheny Technologies, Inc.	18,256	158,645
*	Amcor, P.L.C.	74,077	762,993
	American Vanguard Corp.	4,707	63,356
*	Ampco-Pittsburgh Corp.	1,853	5,429
	AptarGroup, Inc.	8,574	987,725
*	Arconic Corp.	8,019	130,630
	Ashland Global Holdings, Inc.	6,569	495,828
	Avery Dennison Corp.	8,318	942,762
	Avient Corp.	13,093	312,923
*	Axalta Coating Systems, Ltd.	33,036	733,399
	Balchem Corp.	3,382	339,079
	Ball Corp.	19,703	1,450,732
*	Berry Global Group, Inc.	19,756	987,602
	Boise Cascade Co.	6,896	321,285
	Cabot Corp.	7,933	289,396
	Carpenter Technology Corp.	7,820	174,855
	Celanese Corp.	11,618	1,129,270
*	Century Aluminum Co.	13,837	120,520
	CF Industries Holdings, Inc.	17,797	557,580

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Chase Corp.	1,440	$144,806
	Chemours Co. (The)	19,641	363,948
*	Clearwater Paper Corp.	3,333	123,054
#	Cleveland-Cliffs, Inc.	55,868	289,396
*	Coeur Mining, Inc.	41,393	328,246
	Commercial Metals Co.	21,515	444,930
#	Compass Minerals International, Inc.	5,350	272,529
*	Core Molding Technologies, Inc.	1,483	6,822
*	Corteva, Inc.	44,497	1,270,834
*	Crown Holdings, Inc.	15,246	1,091,309
	Domtar Corp.	9,965	209,165
*	Dow, Inc.	35,233	1,446,667
	DuPont de Nemours, Inc.	20,130	1,076,552
	Eagle Materials, Inc.	3,770	302,467
	Eastman Chemical Co.	16,646	1,242,291
	Ecolab, Inc.	5,851	1,094,605
*	Element Solutions, Inc.	45,285	491,795
*	Ferro Corp.	15,399	180,014
*	Ferroglobe P.L.C.	200	97
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
*	Flotek Industries, Inc.	9,677	13,354
	FMC Corp.	9,353	991,886
*	Forterra, Inc.	6,920	89,891
	Freeport-McMoRan, Inc.	83,783	1,082,476
	Friedman Industries, Inc.	400	2,008
	FutureFuel Corp.	5,733	75,561
*	GCP Applied Technologies, Inc.	11,750	268,135
	Gold Resource Corp.	7,506	32,951
	Graphic Packaging Holding Co.	45,360	632,318
	Greif, Inc., Class A	5,069	176,351
	Greif, Inc., Class B	1,804	70,879
	Hawkins, Inc.	1,749	90,126
	Haynes International, Inc.	2,316	42,522
	HB Fuller Co.	7,835	355,239
	Hecla Mining Co.	75,093	414,513
	Huntsman Corp.	29,873	552,650
*	Ingevity Corp.	4,396	257,078
	Innospec, Inc.	3,417	256,856
	International Flavors & Fragrances, Inc.	4,578	576,599
	International Paper Co.	39,546	1,375,805
*	Intrepid Potash, Inc.	10,659	9,658
	Kaiser Aluminum Corp.	1,125	69,694
*	Koppers Holdings, Inc.	2,199	55,349
*	Kraton Corp.	5,299	69,682
#	Kronos Worldwide, Inc.	11,641	130,845
	Linde P.L.C.	7,808	1,913,819
#*	Livent Corp.	23,225	145,621
	Louisiana-Pacific Corp.	15,390	487,401
	LyondellBasell Industries NV, Class A	34,597	2,163,004
	Martin Marietta Materials, Inc.	3,289	681,415
	Materion Corp.	3,754	215,555
	Mercer International, Inc.	9,632	71,758
	Minerals Technologies, Inc.	5,497	257,699
	Mosaic Co. (The)	32,182	433,492
	Myers Industries, Inc.	5,581	84,050
	Neenah, Inc.	3,401	151,719
	NewMarket Corp.	1,490	558,467
	Newmont Corp.	24,758	1,713,254
	Nexa Resources SA	8,788	55,277

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	26,786	$1,123,673
	O-I Glass, Inc.	22,107	230,797
	Olympic Steel, Inc.	1,248	13,204
	Packaging Corp. of America	9,969	958,220
	PH Glatfelter Co.	8,364	133,239
	PPG Industries, Inc.	21,205	2,282,718
*	PQ Group Holdings, Inc.	5,451	66,884
	Rayonier Advanced Materials, Inc.	9,093	26,461
	Reliance Steel & Aluminum Co.	8,232	808,876
*	Resolute Forest Products, Inc.	12,875	39,011
	Royal Gold, Inc.	3,758	525,857
	RPM International, Inc.	11,333	924,659
*	Ryerson Holding Corp.	2,729	15,364
	Schnitzer Steel Industries, Inc., Class A	3,400	62,560
	Scotts Miracle-Gro Co. (The)	5,681	900,836
	Sealed Air Corp.	10,249	365,684
	Sensient Technologies Corp.	7,028	366,932
	Sherwin-Williams Co. (The)	3,898	2,525,592
	Silgan Holdings, Inc.	18,127	693,358
	Sonoco Products Co.	13,576	702,422
#	Southern Copper Corp.	9,181	401,302
	Steel Dynamics, Inc.	34,141	935,805
	Stepan Co.	3,841	419,437
*	Summit Materials, Inc., Class A	19,243	283,257
	SunCoke Energy, Inc.	11,932	38,063
*	Synalloy Corp.	498	3,536
	Tecnoglass, Inc.	6,128	30,334
*	TimkenSteel Corp.	6,176	22,666
*	Trecora Resources	2,437	14,013
	Tredegar Corp.	4,800	76,224
#	Trinseo SA	6,272	136,102
*	Tronox Holdings P.L.C., Class A	20,100	153,162
*	UFP Technologies, Inc.	1,356	58,498
	United States Lime & Minerals, Inc.	600	54,126
	United States Steel Corp.	15,919	106,021
*	Universal Stainless & Alloy Products, Inc.	900	6,471
#*	US Concrete, Inc.	2,301	57,111
	Valvoline, Inc.	18,327	376,070
	Verso Corp., Class A	6,331	77,302
	Vulcan Materials Co.	6,953	816,421
	Warrior Met Coal, Inc.	9,650	153,628
	Westlake Chemical Corp.	8,677	472,897
	WestRock Co.	22,244	597,474
	Worthington Industries, Inc.	9,015	337,341
	WR Grace & Co.	6,853	316,129
TOTAL MATERIALS			58,612,586
REAL ESTATE — (0.2%)
*	Altisource Portfolio Solutions SA	1,456	19,554
*	CBRE Group, Inc., Class A	19,449	852,061
	CTO Realty Growth, Inc.	400	15,856
#*	Cushman & Wakefield P.L.C.	13,256	141,839
*	Five Point Holdings LLC, Class A	3,432	16,474
*	Forestar Group, Inc.	5,762	99,740
*	FRP Holdings, Inc.	1,450	56,724
	Griffin Industrial Realty, Inc.	375	18,450
*	Howard Hughes Corp. (The)	4,563	242,706
	Jones Lang LaSalle, Inc.	6,112	604,538
	Kennedy-Wilson Holdings, Inc.	20,101	298,299

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Marcus & Millichap, Inc.	7,113	$193,758
	Newmark Group, Inc., Class A	22,861	93,044
*	Rafael Holdings, Inc., Class B	1,879	26,250
	RE/MAX Holdings, Inc., Class A	3,265	105,688
	RMR Group, Inc. (The), Class A	2,582	74,258
*	St Joe Co. (The)	6,737	138,850
*	Stratus Properties, Inc.	889	16,980
*	Tejon Ranch Co.	3,235	46,422
TOTAL REAL ESTATE			3,061,491
UTILITIES — (2.4%)
	AES Corp.	32,682	497,747
	ALLETE, Inc.	4,843	287,190
	Alliant Energy Corp.	9,522	512,760
	Ameren Corp.	9,183	736,844
	American Electric Power Co., Inc.	6,863	596,257
	American States Water Co.	4,161	319,898
	American Water Works Co., Inc.	6,942	1,022,348
	Artesian Resources Corp., Class A	900	31,572
#*	Atlantic Power Corp.	16,242	31,834
	Atlantica Sustainable Infrastructure P.L.C.	10,848	325,115
	Atmos Energy Corp.	4,786	507,268
	Avangrid, Inc.	2,967	147,727
	Avista Corp.	6,403	237,743
	Black Hills Corp.	5,123	296,417
	California Water Service Group	4,692	219,914
	CenterPoint Energy, Inc.	24,708	469,699
	Chesapeake Utilities Corp.	1,966	166,107
	Clearway Energy, Inc., Class A	2,157	49,417
	Clearway Energy, Inc., Class C	7,141	175,240
	CMS Energy Corp.	10,986	705,081
	Consolidated Edison, Inc.	11,061	849,817
	Consolidated Water Co., Ltd.	959	11,767
	Dominion Energy, Inc.	10,386	841,578
	DTE Energy Co.	6,782	784,203
	Duke Energy Corp.	9,590	812,657
	Edison International	13,534	753,438
	Entergy Corp.	7,208	757,777
	Essential Utilities, Inc.	12,048	546,377
	Evergy, Inc.	9,451	612,708
	Eversource Energy	7,386	665,257
	Exelon Corp.	15,822	610,887
	FirstEnergy Corp.	20,368	590,672
	Genie Energy, Ltd., Class B	1,601	13,016
	Hawaiian Electric Industries, Inc.	7,563	274,234
	IDACORP, Inc.	2,774	258,676
	MDU Resources Group, Inc.	24,902	522,444
	MGE Energy, Inc.	3,981	264,060
	Middlesex Water Co.	1,498	95,962
	National Fuel Gas Co.	6,734	273,198
	New Jersey Resources Corp.	13,760	427,386
	NextEra Energy, Inc.	6,314	1,772,340
	NiSource, Inc.	18,818	460,100
	Northwest Natural Holding Co.	2,744	146,777
	NorthWestern Corp.	3,941	221,721
	NRG Energy, Inc.	32,820	1,109,644
	OGE Energy Corp.	12,343	406,085
	ONE Gas, Inc.	3,622	274,185
#	Ormat Technologies, Inc.	6,540	389,130

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Otter Tail Corp.	5,140	$196,605
	Pinnacle West Capital Corp.	5,533	459,682
#	PNM Resources, Inc.	7,457	314,909
	Portland General Electric Co.	5,879	259,440
	PPL Corp.	26,707	710,940
	Public Service Enterprise Group, Inc.	16,842	942,141
	RGC Resources, Inc.	150	3,480
	Sempra Energy	4,755	591,807
	SJW Group	2,694	168,267
#	South Jersey Industries, Inc.	8,752	204,184
	Southern Co. (The)	13,331	728,006
	Southwest Gas Holdings, Inc.	4,256	296,388
	Spark Energy, Inc., Class A	1,000	7,550
	Spire, Inc.	4,326	266,741
»	TerraForm Power, Inc., Class A	21,492	459,986
	UGI Corp.	10,950	365,073
	Unitil Corp.	1,532	66,106
	Vistra Corp.	55,369	1,033,186
	WEC Energy Group, Inc.	6,674	635,765
	Xcel Energy, Inc.	8,533	589,118
	York Water Co. (The)	1,162	53,812
TOTAL UTILITIES			30,435,460
TOTAL COMMON STOCKS			1,252,930,457
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	1,025	27,665
INDUSTRIALS — (0.0%)
	WESCO International, Inc.	3,380	91,666
TOTAL PREFERRED STOCKS			119,331
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Occidental Petroleum Corp. 08/03/2027	2,437	13,646
TOTAL INVESTMENT SECURITIES (Cost $868,228,516)			1,253,063,434

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	1,885,914	1,885,914
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	1,786,510	20,671,711
TOTAL INVESTMENTS — (100.0%)
(Cost $890,782,130)^^			$1,275,621,059

U.S. Social Core Equity 2 Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$107,269,020	—	—	$107,269,020
Consumer Discretionary	163,744,947	$1,279	—	163,746,226
Consumer Staples	65,494,226	—	—	65,494,226
Energy	40,769,183	—	—	40,769,183
Financials	186,801,484	698	—	186,802,182
Health Care	95,899,178	9,745	—	95,908,923
Industrials	166,950,408	—	—	166,950,408
Information Technology	333,879,869	883	—	333,880,752
Materials	58,612,586	—	—	58,612,586
Real Estate	3,061,491	—	—	3,061,491
Utilities	29,975,474	459,986	—	30,435,460
Preferred Stocks
Communication Services	27,665	—	—	27,665
Industrials	91,666	—	—	91,666
Rights/Warrants
Energy	—	13,646	—	13,646
Temporary Cash Investments	1,885,914	—	—	1,885,914
Securities Lending Collateral	—	20,671,711	—	20,671,711
TOTAL	$1,254,463,111	$21,157,948	—	$1,275,621,059

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (9.5%)
	A.H. Belo Corp., Class A	200	$304
	Activision Blizzard, Inc.	58,827	4,860,875
*	Alphabet, Inc., Class A	25,026	37,237,437
*	Alphabet, Inc., Class C	25,631	38,009,748
*	Altice USA, Inc., Class A	52,089	1,405,882
#*	AMC Networks, Inc., Class A	12,494	288,611
#*	ANGI Homeservices, Inc., Class A	9,304	146,910
	Anterix, Inc.	1,027	44,757
	AT&T, Inc.	161,149	4,766,787
	ATN International, Inc.	3,315	191,043
*	Boingo Wireless, Inc.	8,699	125,701
	Cable One, Inc.	1,137	2,072,251
#*	Cargurus, Inc.	9,912	286,358
#*	Cars.com, Inc.	16,889	137,139
*	Central European Media Enterprises, Ltd., Class A	13,095	52,118
*	Charter Communications, Inc., Class A	16,101	9,338,580
*	Cincinnati Bell, Inc.	6,277	94,218
	Cinemark Holdings, Inc.	6,100	72,163
*	Clear Channel Outdoor Holdings, Inc.	416	381
	Cogent Communications Holdings, Inc.	5,178	466,590
	Comcast Corp., Class A	455,975	19,515,730
*	comScore, Inc.	6,024	18,072
*	Consolidated Communications Holdings, Inc.	8,737	63,780
#*	Daily Journal Corp.	490	139,160
*	DHI Group, Inc.	2,357	5,892
#*	Discovery, Inc., Class A	33,198	700,478
*	Discovery, Inc., Class C	74,277	1,407,549
*	DISH Network Corp., Class A	41,651	1,337,414
*	Electronic Arts, Inc.	22,576	3,197,213
	Emerald Holding, Inc.	2,613	7,107
#	Entercom Communications Corp., Class A	1,397	1,956
	Entravision Communications Corp., Class A	7,136	9,420
	EW Scripps Co. (The), Class A	22,068	251,134
*	Facebook, Inc., Class A	232,119	58,881,627
	Fox Corp., Class A	58,287	1,502,056
*	Fox Corp., Class B	44,206	1,139,189
#	Gannett Co., Inc.	6,361	9,414
*	GCI Liberty, Inc., Class A	12,454	976,269
*	Glu Mobile, Inc.	33,400	315,296
*	Gray Television, Inc.	31,074	445,601
*	Hemisphere Media Group, Inc.	1,000	8,800
*	IAC/InterActiveCorp	6,302	834,511
*	IDT Corp., Class B	3,461	22,531
*	IMAX Corp.	7,797	88,028
	Interpublic Group of Cos., Inc. (The)	180,877	3,264,830
*	Iridium Communications, Inc.	18,004	493,130
	John Wiley & Sons, Inc., Class A	14,877	503,289
	John Wiley & Sons, Inc., Class B	200	6,734
*	Liberty Broadband Corp., Class A	3,489	471,050
*	Liberty Broadband Corp., Class C	16,788	2,304,489
*	Liberty Latin America, Ltd., Class A	12,581	129,333
*	Liberty Latin America, Ltd., Class C	22,922	234,492
#*	Liberty Media Corp.-Liberty Braves, Class A	527	9,966
*	Liberty Media Corp.-Liberty Braves, Class C	11,062	206,306

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One, Class A	6,437	$213,000
*	Liberty Media Corp.-Liberty Formula One, Class C	43,636	1,546,460
*	Liberty Media Corp.-Liberty SiriusXM, Class A	17,428	606,320
*	Liberty Media Corp.-Liberty SiriusXM, Class C	37,266	1,303,937
*	Liberty TripAdvisor Holdings, Inc., Class A	16,746	41,530
#*	Lions Gate Entertainment Corp., Class A	13,248	101,480
*	Lions Gate Entertainment Corp., Class B	21,740	154,571
*	Live Nation Entertainment, Inc.	32,529	1,522,682
#	Loral Space & Communications, Inc.	3,100	56,327
*	Madison Square Garden Entertainment Corp.	3,796	268,985
*	Marchex, Inc., Class B	2,015	3,143
*	Match Group, Inc.	21,277	2,185,148
#*	Meet Group, Inc. (The)	25,182	156,884
#	Meredith Corp.	1,869	26,839
#*	MSG Networks, Inc., Class A	12,712	121,145
	National CineMedia, Inc.	21,103	52,124
*	Netflix, Inc.	27,618	13,501,888
#	New York Times Co. (The), Class A	37,000	1,707,180
	News Corp., Class A	83,596	1,063,341
	News Corp., Class B	44,107	562,805
#	Nexstar Media Group, Inc., Class A	15,362	1,346,479
#	Omnicom Group, Inc.	52,436	2,817,386
*	ORBCOMM, Inc.	7,866	33,116
*	Pinterest, Inc., Class A	3,939	135,068
*	QuinStreet, Inc.	6,800	79,390
#*	Roku, Inc.	3,543	548,775
	Saga Communications, Inc., Class A	369	8,627
	Scholastic Corp.	9,232	220,922
	Shenandoah Telecommunications Co.	8,687	436,695
#	Sirius XM Holdings, Inc.	242,588	1,426,417
#*	Snap, Inc., Class A	69,905	1,567,270
	Spok Holdings, Inc.	3,028	30,341
#*	Spotify Technology SA	13,925	3,590,143
*	Take-Two Interactive Software, Inc.	14,752	2,419,623
*	TechTarget, Inc.	6,809	247,099
	TEGNA, Inc.	67,970	800,687
	Telephone and Data Systems, Inc.	12,956	251,605
*	T-Mobile US, Inc.	89,940	9,657,757
	Townsquare Media, Inc., Class A	1,134	5,035
*	Travelzoo	800	4,904
	Tribune Publishing Co.	12,777	124,576
	TripAdvisor, Inc.	24,140	488,352
*	TrueCar, Inc.	15,836	59,543
*	Twitter, Inc.	78,306	2,850,338
*	United States Cellular Corp.	6,027	178,821
	Verizon Communications, Inc.	408,221	23,464,543
#	ViacomCBS, Inc., Class A	2,097	58,171
#	ViacomCBS, Inc., Class B	56,226	1,465,812
*	Vonage Holdings Corp.	25,042	299,252
	Walt Disney Co. (The)	100,857	11,794,218
#	World Wrestling Entertainment, Inc., Class A	9,617	448,248
*	Yelp, Inc.	16,822	420,214
*	Zedge, Inc., Class B	148	206
*	Zillow Group, Inc., Class A	10,656	725,567
#*	Zillow Group, Inc., Class C	25,618	1,752,015
*	Zynga, Inc., Class A	193,391	1,901,034
TOTAL COMMUNICATION SERVICES			294,953,737

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (13.8%)
*	1-800-Flowers.com, Inc., Class A	10,234	$289,110
	Aaron's, Inc.	18,130	946,023
	Abercrombie & Fitch Co., Class A	15,852	152,655
	Acushnet Holdings Corp.	19,226	731,549
*	Adient P.L.C.	16,853	280,434
*	Adtalem Global Education, Inc.	43	1,477
	Advance Auto Parts, Inc.	13,587	2,039,952
*	Amazon.com, Inc.	28,451	90,038,311
*	American Axle & Manufacturing Holdings, Inc.	12,278	86,683
#	American Eagle Outfitters, Inc.	46,507	465,070
*	America's Car-Mart, Inc.	3,515	334,487
	Aptiv P.L.C.	57,591	4,477,700
	Aramark	33,993	717,932
	Ark Restaurants Corp.	500	4,930
#*	Asbury Automotive Group, Inc.	6,771	678,116
#*	At Home Group, Inc.	10,212	126,833
	Autoliv, Inc.	18,376	1,194,991
*	AutoNation, Inc.	28,437	1,459,956
*	AutoZone, Inc.	2,858	3,450,806
*	Barnes & Noble Education, Inc.	401	850
	Bassett Furniture Industries, Inc.	1,000	8,770
	BBX Capital Corp.	780	10,858
*	Beazer Homes USA, Inc.	6,286	70,340
#	Bed Bath & Beyond, Inc.	35,168	380,518
	Best Buy Co., Inc.	65,529	6,526,033
	Big Lots, Inc.	12,448	489,704
*	Biglari Holdings, Inc., Class A	4	1,265
	BJ's Restaurants, Inc.	3,275	65,697
#	Bloomin' Brands, Inc.	11,210	129,139
*	Booking Holdings, Inc.	5,152	8,563,294
#*	Boot Barn Holdings, Inc.	7,189	139,179
	BorgWarner, Inc.	68,242	2,497,657
	Bowl America, Inc., Class A	348	3,323
*	Bright Horizons Family Solutions, Inc.	208	22,306
#	Brinker International, Inc.	4,620	124,232
	Brunswick Corp.	23,474	1,572,289
#	Buckle, Inc. (The)	16,457	263,806
*	Build-A-Bear Workshop, Inc.	500	1,180
*	Burlington Stores, Inc.	8,613	1,619,244
	Caleres, Inc.	8,038	50,720
	Callaway Golf Co.	31,212	594,589
#	Camping World Holdings, Inc., Class A	9,784	358,290
*	Capri Holdings, Ltd.	32,974	493,951
#*	CarMax, Inc.	34,582	3,353,417
#*	Carrols Restaurant Group, Inc.	4,467	27,427
#	Carter's, Inc.	15,495	1,219,766
#*	Carvana Co.	3,275	507,461
	Cato Corp. (The), Class A	5,374	38,639
*	Cavco Industries, Inc.	3,607	722,590
*	Century Communities, Inc.	15,745	560,837
#	Cheesecake Factory, Inc. (The)	4,899	117,576
#	Chico's FAS, Inc.	26,582	33,759
#	Children's Place, Inc. (The)	3,036	74,109
	Churchill Downs, Inc.	2,595	359,459
*	Chuy's Holdings, Inc.	1,407	22,385
	Citi Trends, Inc.	2,012	34,647
	Collectors Universe, Inc.	1,706	64,930
#	Columbia Sportswear Co.	22,033	1,670,983
*	Conn's, Inc.	3,963	39,471

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cooper-Standard Holdings, Inc.	2,124	$22,748
	Cracker Barrel Old Country Store, Inc.	3,958	437,240
*	Crocs, Inc.	11,857	426,141
	Culp, Inc.	400	4,440
	Dana, Inc.	20,677	236,338
	Dave & Buster's Entertainment, Inc.	4,447	54,876
*	Deckers Outdoor Corp.	8,861	1,854,164
*	Del Taco Restaurants, Inc.	3,674	28,106
#*	Delphi Technologies P.L.C.	7,009	105,065
*	Delta Apparel, Inc.	231	3,252
*	Denny's Corp.	6,766	60,116
#	Designer Brands, Inc., Class A	12,830	75,825
	Dick's Sporting Goods, Inc.	17,702	807,565
#	Dillard's, Inc., Class A	3,924	92,410
#	Dine Brands Global, Inc.	2,598	118,027
	Dollar General Corp.	21,572	4,107,309
*	Dollar Tree, Inc.	42,560	3,972,976
	Domino's Pizza, Inc.	2,256	872,192
*	Dorman Products, Inc.	5,159	421,748
	DR Horton, Inc.	81,883	5,417,379
*	Drive Shack, Inc.	4,575	8,189
	Dunkin' Brands Group, Inc.	26,839	1,844,644
	eBay, Inc.	119,994	6,633,268
*	El Pollo Loco Holdings, Inc.	8,900	175,864
	Escalade, Inc.	1,044	16,025
	Ethan Allen Interiors, Inc.	6,584	77,955
#*	Etsy, Inc.	34,653	4,102,222
#*	Everi Holdings, Inc.	14,851	84,354
	Expedia Group, Inc.	20,670	1,674,477
#*	Express, Inc.	10,384	10,488
*	Fiesta Restaurant Group, Inc.	2,341	15,170
#*	Five Below, Inc.	13,281	1,446,434
	Flexsteel Industries, Inc.	561	8,847
*	Floor & Decor Holdings, Inc., Class A	21,456	1,413,950
	Foot Locker, Inc.	33,876	995,616
	Ford Motor Co.	760,994	5,030,170
#*	Fossil Group, Inc.	10,851	35,917
#*	Fox Factory Holding Corp.	4,672	415,808
*	frontdoor, Inc.	19,230	807,564
#*	GameStop Corp., Class A	32,100	128,721
	Gap, Inc. (The)	98,954	1,323,015
	Garmin, Ltd.	23,476	2,314,499
*	Garrett Motion, Inc.	3,757	22,091
	General Motors Co.	270,746	6,738,868
*	Genesco, Inc.	4,047	62,931
	Gentex Corp.	37,750	1,018,872
*	Gentherm, Inc.	4,770	184,933
	Genuine Parts Co.	41,804	3,768,631
*	G-III Apparel Group, Ltd.	12,016	118,838
*	GoPro, Inc., Class A	24,590	130,081
	Graham Holdings Co., Class B	541	215,518
*	Grand Canyon Education, Inc.	845	74,985
*	Green Brick Partners, Inc.	1,323	18,257
	Group 1 Automotive, Inc.	3,900	327,678
*	GrubHub, Inc.	29,927	2,161,926
#	Guess?, Inc.	20,348	210,398
#	H&R Block, Inc.	12,980	188,210
#	Hamilton Beach Brands Holding Co., Class A	2,900	44,080
#	Hanesbrands, Inc.	63,515	897,467

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Harley-Davidson, Inc.	48,907	$1,273,049
	Hasbro, Inc.	50,052	3,641,784
	Haverty Furniture Cos., Inc.	9,089	129,246
*	Helen of Troy, Ltd.	2,970	559,102
#*	Hibbett Sports, Inc.	6,448	149,529
*	Hilton Grand Vacations, Inc.	11,006	223,422
	Home Depot, Inc. (The)	99,995	26,547,673
	Hooker Furniture Corp.	2,589	55,405
*	Horizon Global Corp.	1,167	4,796
#*	Houghton Mifflin Harcourt Co.	9,200	27,232
*	Hudson, Ltd., Class A	3,200	14,016
#	Hyatt Hotels Corp., Class A	3,975	190,800
*	Installed Building Products, Inc.	14,804	1,171,144
#	International Game Technology P.L.C.	29,360	289,490
#*	iRobot Corp.	5,251	381,695
*	J Alexander's Holdings, Inc.	942	3,787
	Jack in the Box, Inc.	2,744	225,310
	Johnson Outdoors, Inc., Class A	2,769	242,454
	KB Home	36,637	1,232,469
	Kohl's Corp.	22,224	423,145
#*	Kontoor Brands, Inc.	2,856	54,721
	L Brands, Inc.	15,226	371,667
#*	Lakeland Industries, Inc.	1,175	27,801
#*	Lands' End, Inc.	2,532	21,826
	Las Vegas Sands Corp.	26,286	1,147,121
	La-Z-Boy, Inc.	14,341	408,145
	LCI Industries	6,811	856,824
*	Leaf Group, Ltd.	1,900	9,747
	Lear Corp.	19,800	2,185,524
	Leggett & Platt, Inc.	39,058	1,565,835
	Lennar Corp., Class A	61,860	4,475,571
	Lennar Corp., Class B	4,565	245,917
*	LGI Homes, Inc.	10,573	1,206,485
	Lifetime Brands, Inc.	1,200	8,460
*	Lincoln Educational Services Corp.	4,082	21,471
*	Liquidity Services, Inc.	2,301	11,850
#	Lithia Motors, Inc., Class A	8,056	1,846,032
*	LKQ Corp.	88,508	2,495,041
	Lowe's Cos., Inc.	66,974	9,973,098
*	Lululemon Athletica, Inc.	25,330	8,247,195
*	Lumber Liquidators Holdings, Inc.	1,940	43,301
*	M/I Homes, Inc.	4,720	196,494
	Macy's, Inc.	65,300	395,718
#*	Magnite, Inc.	29,338	176,175
*	Malibu Boats, Inc., Class A	7,866	462,363
	Marine Products Corp.	1,421	18,231
*	MarineMax, Inc.	7,469	207,190
*	MasterCraft Boat Holdings, Inc.	1,741	36,039
#*	Mattel, Inc.	38,316	425,691
	McDonald's Corp.	56,801	11,035,298
	MDC Holdings, Inc.	27,633	1,238,787
»	Media General, Inc.	7,656	718
*	Meritage Homes Corp.	7,013	695,549
#	MGM Resorts International	8,144	131,037
#*	Michaels Cos., Inc. (The)	23,636	169,706
*	Modine Manufacturing Co.	3,297	17,936
#	Monro, Inc.	6,596	371,355
#*	Motorcar Parts of America, Inc.	1,259	20,956
	Movado Group, Inc.	2,805	27,040

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Murphy USA, Inc.	10,724	$1,419,965
	Nathan's Famous, Inc.	200	10,186
#*	National Vision Holdings, Inc.	14,984	479,338
*	Nautilus, Inc.	3,718	38,779
*	New Home Co., Inc. (The)	994	3,439
	Newell Brands, Inc.	111,282	1,825,025
	NIKE, Inc., Class B	229,605	22,411,744
#*	Noodles & Co.	7,000	48,650
#	Nordstrom, Inc.	51,266	701,832
*	NVR, Inc.	1,333	5,238,890
	ODP Corp. (The)	12,284	271,108
#*	Ollie's Bargain Outlet Holdings, Inc.	13,577	1,426,943
*	O'Reilly Automotive, Inc.	9,261	4,421,016
#	Oxford Industries, Inc.	2,924	125,557
	Papa John's International, Inc.	3,147	297,926
#*	Penn National Gaming, Inc.	6,814	230,654
#	Penske Automotive Group, Inc.	24,797	1,111,402
#	PetMed Express, Inc.	3,207	100,058
*	Planet Fitness, Inc., Class A	16,050	837,810
*	PlayAGS, Inc.	5,483	18,533
	Polaris, Inc.	18,832	1,951,560
	Pool Corp.	5,846	1,851,428
*	Potbelly Corp.	1,810	6,335
	PulteGroup, Inc.	144,992	6,321,651
	PVH Corp.	17,003	827,366
*	Quotient Technology, Inc.	19,412	155,490
*	Qurate Retail, Inc., Class A	144,201	1,573,233
	Ralph Lauren Corp.	18,493	1,318,551
#*	Red Robin Gourmet Burgers, Inc.	1,171	10,235
#*	Regis Corp.	6,200	47,616
	Rent-A-Center, Inc.	17,348	501,704
#*	RH	4,062	1,167,541
	Rocky Brands, Inc.	508	11,557
	Ross Stores, Inc.	44,784	4,015,781
#	Ruth's Hospitality Group, Inc.	4,263	28,541
#*	Sally Beauty Holdings, Inc.	21,002	243,833
*	Scientific Games Corp., Class A	7,843	137,802
	Service Corp. International	19,455	843,569
*	ServiceMaster Global Holdings, Inc.	30,564	1,249,762
#*	Shake Shack, Inc., Class A	5,140	249,547
#	Shoe Carnival, Inc.	2,176	53,421
	Shutterstock, Inc.	10,328	561,224
#	Signet Jewelers, Ltd.	11,364	122,049
#	Six Flags Entertainment Corp.	8,530	148,337
*	Skechers U.S.A., Inc., Class A	43,898	1,285,333
*	Skyline Champion Corp.	14,537	410,380
*	Sleep Number Corp.	5,045	234,593
	Sonic Automotive, Inc., Class A	7,475	284,947
*	Sonos, Inc.	13,037	208,592
*	Stamps.com, Inc.	5,376	1,399,265
	Standard Motor Products, Inc.	4,500	204,660
	Starbucks Corp.	51,265	3,923,310
	Steven Madden, Ltd.	21,062	446,093
*	Stoneridge, Inc.	2,300	47,656
	Strategic Education, Inc.	1,474	186,034
	Superior Group of Cos, Inc.	923	17,768
#	Superior Industries International, Inc.	3,000	4,500
*	Tandy Leather Factory, Inc.	1,562	4,905
	Tapestry, Inc.	71,961	961,399

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Target Corp.	69,357	$8,730,659
*	Taylor Morrison Home Corp.	49,124	1,151,958
*	Tempur Sealy International, Inc.	11,293	914,168
#*	Tenneco, Inc., Class A	4,755	35,235
*	Tesla, Inc.	5,555	7,947,872
	Texas Roadhouse, Inc.	9,464	531,782
	Thor Industries, Inc.	11,171	1,273,382
	Tiffany & Co.	19,007	2,382,718
	Tilly's, Inc., Class A	804	4,832
	TJX Cos., Inc. (The)	176,202	9,160,742
	Toll Brothers, Inc.	44,567	1,702,459
*	TopBuild Corp.	4,456	587,836
	Tractor Supply Co.	13,779	1,966,814
*	TRI Pointe Group, Inc.	53,414	893,082
*	Ulta Beauty, Inc.	13,899	2,682,368
*	Under Armour, Inc., Class A	23,467	246,873
*	Under Armour, Inc., Class C	27,680	262,683
*	Unifi, Inc.	2,171	25,965
*	Universal Electronics, Inc.	1,355	62,425
*	Universal Technical Institute, Inc.	2,800	20,804
#*	Urban Outfitters, Inc.	26,391	436,507
#	Vail Resorts, Inc.	2,453	471,050
#*	Veoneer, Inc.	8,838	88,822
*	Vera Bradley, Inc.	4,500	19,733
	VF Corp.	80,698	4,870,931
*	Visteon Corp.	9,352	679,049
*	VOXX International Corp.	2,400	15,648
#*	Wayfair, Inc., Class A	10,428	2,774,787
	Wendy's Co. (The)	33,307	772,056
	Weyco Group, Inc.	1,334	24,572
	Whirlpool Corp.	18,875	3,078,890
#	Williams-Sonoma, Inc.	25,752	2,243,514
	Wingstop, Inc.	3,249	507,656
	Winmark Corp.	415	65,977
	Winnebago Industries, Inc.	10,006	604,462
	Wolverine World Wide, Inc.	20,759	499,046
*	WW International, Inc	5,193	133,876
	Wyndham Destinations, Inc.	10,369	275,815
	Wynn Resorts, Ltd.	13,224	957,814
*	YETI Holdings, Inc.	14,730	720,150
	Yum! Brands, Inc.	29,301	2,667,856
*	ZAGG, Inc.	2,300	6,555
*	Zumiez, Inc.	3,334	77,015
TOTAL CONSUMER DISCRETIONARY			428,424,907
CONSUMER STAPLES — (6.0%)
	Alico, Inc.	390	11,770
	Andersons, Inc. (The)	6,289	89,430
#	B&G Foods, Inc.	4,822	139,404
#*	Beyond Meat, Inc.	664	83,598
*	BJ's Wholesale Club Holdings, Inc.	30,887	1,237,024
#*	Boston Beer Co., Inc. (The), Class A	2,106	1,706,787
	Brown-Forman Corp., Class A	7,588	479,865
#	Brown-Forman Corp., Class B	33,193	2,301,603
	Calavo Growers, Inc.	2,429	140,323
#	Campbell Soup Co.	26,344	1,305,872
#	Casey's General Stores, Inc.	12,250	1,950,078
*	Central Garden & Pet Co.	2,583	97,792
*	Central Garden & Pet Co., Class A	7,418	257,034

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Chefs' Warehouse, Inc. (The)	6,039	$69,630
	Church & Dwight Co., Inc.	32,919	3,171,087
	Clorox Co. (The)	15,321	3,623,570
	Coca-Cola Co. (The)	366,688	17,322,341
	Coca-Cola Consolidated, Inc.	2,053	471,287
	Colgate-Palmolive Co.	71,427	5,514,164
	Constellation Brands, Inc., Class A	15,123	2,694,919
	Costco Wholesale Corp.	46,675	15,194,113
	Coty, Inc., Class A	244,895	908,560
*	Craft Brew Alliance, Inc.	1,900	28,139
*	Darling Ingredients, Inc.	24,005	670,460
*	Edgewell Personal Care Co.	13,524	404,232
*	elf Beauty, Inc.	9,142	163,276
#	Energizer Holdings, Inc.	19,195	962,245
	Estee Lauder Cos., Inc. (The), Class A	44,464	8,783,419
*	Farmer Bros Co.	3,036	15,119
	Flowers Foods, Inc.	25,222	573,801
	Fresh Del Monte Produce, Inc.	9,825	221,849
*	Freshpet, Inc.	2,255	216,593
	General Mills, Inc.	64,332	4,070,286
#*	Hain Celestial Group, Inc. (The)	28,067	953,717
*	Herbalife Nutrition, Ltd.	33,697	1,726,634
*	Hostess Brands, Inc.	21,210	268,943
#	Ingles Markets, Inc., Class A	3,819	153,715
	Inter Parfums, Inc.	7,310	298,906
	J&J Snack Foods Corp.	1,914	235,671
	JM Smucker Co. (The)	21,311	2,330,358
	John B. Sanfilippo & Son, Inc.	549	48,405
	Kellogg Co.	40,550	2,797,544
	Keurig Dr Pepper, Inc.	109,865	3,360,770
	Kraft Heinz Co. (The)	106,259	3,653,184
	Kroger Co. (The)	171,507	5,966,729
	Lamb Weston Holdings, Inc.	9,479	569,498
	Lancaster Colony Corp.	3,667	581,550
*	Landec Corp.	1,591	15,019
*	Lifevantage Corp.	2,374	30,482
	Limoneira Co.	2,840	38,283
#	McCormick & Co., Inc.	200	38,996
	McCormick & Co., Inc. Non-Voting	20,445	3,984,730
	Medifast, Inc.	2,326	388,744
	Molson Coors Beverage Co., Class B	13,726	515,000
*	Monster Beverage Corp.	40,507	3,178,989
#*	National Beverage Corp.	6,471	415,115
#	Natura & Co. Holding SA, ADR	31,119	556,719
*	Natural Alternatives International, Inc.	1,014	6,905
	Natural Grocers by Vitamin Cottage, Inc.	2,440	38,625
#	Natural Health Trends Corp.	187	987
*	Nature's Sunshine Products, Inc.	500	4,755
	Nu Skin Enterprises, Inc., Class A	16,787	752,897
	Oil-Dri Corp. of America	489	17,003
	PepsiCo, Inc.	100,458	13,829,048
*	Performance Food Group Co.	31,086	871,030
*	Post Holdings, Inc.	11,585	1,028,053
	PriceSmart, Inc.	6,839	447,065
	Procter & Gamble Co. (The)	191,684	25,133,606
#*	Revlon, Inc., Class A	3,567	22,543
#*	Rite Aid Corp.	5,998	90,930
	Rocky Mountain Chocolate Factory, Inc.	501	1,663
*	S&W Seed Co.	2,831	6,596

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp., Class A	504	$19,747
*	Simply Good Foods Co. (The)	12,695	305,188
	SpartanNash Co.	16,618	349,393
	Spectrum Brands Holdings, Inc.	9,330	505,313
*	Sprouts Farmers Market, Inc.	35,722	942,346
	Sysco Corp.	74,223	3,922,686
#	Tootsie Roll Industries, Inc.	3,006	95,290
*	TreeHouse Foods, Inc.	7,815	342,453
*	United Natural Foods, Inc.	25,138	498,989
	United-Guardian, Inc.	1,797	25,913
*	US Foods Holding Corp.	46,767	949,370
*	USANA Health Sciences, Inc.	5,627	456,800
	Village Super Market, Inc., Class A	1,201	30,325
	Walgreens Boots Alliance, Inc.	174,858	7,118,469
	Walmart, Inc.	162,036	20,967,458
#	Weis Markets, Inc.	7,918	394,475
*	Willamette Valley Vineyards, Inc.	500	3,175
TOTAL CONSUMER STAPLES			186,166,467
ENERGY — (0.9%)
	Adams Resources & Energy, Inc.	101	2,138
	Archrock, Inc.	42,279	281,578
	Baker Hughes Co.	132,901	2,058,637
	Cactus, Inc., Class A	16,888	382,007
*	ChampionX Corp.	59,052	561,585
*	Cheniere Energy, Inc.	12,538	620,380
*	Clean Energy Fuels Corp.	43,049	102,457
#	CVR Energy, Inc.	26,824	515,021
*	Dawson Geophysical Co.	868	1,562
#	Delek US Holdings, Inc.	31,369	548,330
#	DMC Global, Inc.	6,010	176,574
*	Dril-Quip, Inc.	13,427	446,985
#	EnLink Midstream LLC	26,374	64,616
	Equitrans Midstream Corp.	30,063	290,108
*	Exterran Corp.	10,898	54,163
*	Forum Energy Technologies, Inc.	24,623	12,326
*	Frank's International NV	59,327	135,266
*	Geospace Technologies Corp.	400	3,020
*	Green Plains, Inc.	5,254	67,934
*	Gulf Island Fabrication, Inc.	1,300	3,848
*	Helix Energy Solutions Group, Inc.	44,922	188,223
	Helmerich & Payne, Inc.	17,534	312,631
	HollyFrontier Corp.	49,027	1,348,243
	Liberty Oilfield Services, Inc., Class A	6,100	34,465
	Marathon Petroleum Corp.	41,069	1,568,836
*	Matrix Service Co.	7,677	67,212
#	Nabors Industries, Ltd.	1,666	70,655
	National Oilwell Varco, Inc.	106,669	1,227,760
*	Natural Gas Services Group, Inc.	2,367	15,102
*	Newpark Resources, Inc.	6,799	12,850
*	NexTier Oilfield Solutions, Inc.	7,666	19,318
*	Oceaneering International, Inc.	29,359	164,998
*	Oil States International, Inc.	19,217	86,092
	ONEOK, Inc.	23,631	659,541
*	Overseas Shipholding Group, Inc., Class A	8,155	18,838
#	Patterson-UTI Energy, Inc.	45,976	178,157
#	PBF Energy, Inc., Class A	35,222	305,727
	Phillips 66	49,914	3,095,666
*	ProPetro Holding Corp.	21,994	118,108

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Renewable Energy Group, Inc.	15,339	$423,050
*	REX American Resources Corp.	1,381	94,115
#*	RPC, Inc.	36,702	109,005
	Schlumberger, Ltd.	281,449	5,105,485
*	SEACOR Marine Holdings, Inc.	2,940	7,232
*	Select Energy Services, Inc., Class A	16,044	71,235
	TechnipFMC P.L.C.	54,638	438,743
*	TETRA Technologies, Inc.	36,989	24,897
#*	Transocean, Ltd.	10,300	21,012
#	US Silica Holdings, Inc.	4,144	14,628
	Valero Energy Corp.	68,019	3,824,708
	World Fuel Services Corp.	6,885	162,004
TOTAL ENERGY			26,117,071
FINANCIALS — (13.4%)
*	1347 Property Insurance Holdings, Inc.	1,900	8,474
	1st Constitution Bancorp	1,118	13,818
	1st Source Corp.	4,284	141,886
	ACNB Corp.	674	13,884
#	Affiliated Managers Group, Inc.	18,861	1,297,448
	Aflac, Inc.	125,948	4,479,970
	Alleghany Corp.	3,037	1,586,286
	Allegiance Bancshares, Inc.	4,927	120,170
	Allstate Corp. (The)	58,215	5,494,914
	Ally Financial, Inc.	81,920	1,646,592
	Altabancorp	1,091	20,456
*	A-Mark Precious Metals, Inc.	800	19,272
*	Ambac Financial Group, Inc.	4,904	62,771
	American Equity Investment Life Holding Co.	31,978	813,840
	American Express Co.	90,222	8,419,517
	American Financial Group, Inc.	32,279	1,961,595
	American International Group, Inc.	131,205	4,216,929
	American National Bankshares, Inc.	1,300	28,548
	American National Group, Inc.	8,086	595,534
	American River Bankshares	700	6,874
	Ameriprise Financial, Inc.	45,122	6,932,093
	Ameris Bancorp	19,499	449,939
	AMERISAFE, Inc.	6,014	381,648
#	AmeriServ Financial, Inc.	3,000	8,610
#	Ames National Corp.	512	9,472
	Aon P.L.C., Class A	28,221	5,791,514
*	Arch Capital Group, Ltd.	79,667	2,449,760
	Ares Management Corp., Class A	16,295	650,822
	Argo Group International Holdings, Ltd.	10,244	343,276
	Arrow Financial Corp.	1,758	47,993
	Arthur J Gallagher & Co.	26,957	2,897,608
	Artisan Partners Asset Management, Inc., Class A	17,508	634,315
	Associated Banc-Corp	40,448	519,352
#	Associated Capital Group, Inc., Class A	670	27,095
	Assurant, Inc.	13,431	1,443,430
	Assured Guaranty, Ltd.	34,145	745,385
*	Asta Funding, Inc.	35	454
*	Athene Holding, Ltd., Class A	62,630	2,019,817
*	Atlantic Capital Bancshares, Inc.	4,603	46,030
	Atlantic Union Bankshares Corp.	12,755	287,880
*	Atlanticus Holdings Corp.	1,500	12,255
	Auburn National BanCorp, Inc.	400	18,200
	Axis Capital Holdings, Ltd.	21,073	845,449
*	Axos Financial, Inc.	17,851	400,041

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	10,033	$107,554
	BancFirst Corp.	4,962	216,145
*	Bancorp, Inc. (The)	13,671	128,918
	BancorpSouth Bank	26,681	558,433
	Bank of America Corp.	687,153	17,096,367
	Bank of Commerce Holdings	1,070	8,079
	Bank of Hawaii Corp.	10,975	621,514
	Bank of Marin Bancorp	1,638	51,450
	Bank of New York Mellon Corp. (The)	102,118	3,660,930
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	235,207
	Bank of Princeton (The)	708	12,737
	Bank of South Carolina Corp.	550	9,278
	Bank OZK	18,100	435,305
	BankFinancial Corp.	1,550	11,299
	BankUnited, Inc.	15,139	304,899
	Bankwell Financial Group, Inc.	459	6,839
	Banner Corp.	6,670	236,318
	Bar Harbor Bankshares	1,356	26,957
*	Baycom Corp.	656	6,744
	BCB Bancorp, Inc.	1,421	11,439
	Berkshire Hills Bancorp, Inc.	7,992	79,600
	BGC Partners, Inc., Class A	51,967	143,949
	BlackRock, Inc.	13,912	7,999,539
	Blackstone Group, Inc. (The), Class A	57,039	3,039,038
*	Blucora, Inc.	3,816	44,991
#	BOK Financial Corp.	11,038	614,817
	Boston Private Financial Holdings, Inc.	16,548	97,385
	Bridge Bancorp, Inc.	1,706	30,862
*	Bridgewater Bancshares, Inc.	1,630	15,143
*	Brighthouse Financial, Inc.	34,115	966,819
*	BrightSphere Investment Group P.L.C.	20,386	273,988
	Brookline Bancorp, Inc.	14,077	135,069
	Brown & Brown, Inc.	48,819	2,219,800
	Bryn Mawr Bank Corp.	4,630	120,565
#	Business First Bancshares, Inc.	925	12,617
	Byline Bancorp, Inc.	3,649	47,291
	C&F Financial Corp.	202	5,929
	Cadence BanCorp	19,766	154,372
#	Cambridge Bancorp	1,038	56,249
	Camden National Corp.	1,950	61,795
*	Cannae Holdings, Inc.	15,701	591,614
	Capital City Bank Group, Inc.	2,327	43,817
	Capital One Financial Corp.	51,458	3,283,020
	Capitol Federal Financial, Inc.	45,411	438,216
	Capstar Financial Holdings, Inc.	607	6,161
	Cathay General Bancorp	14,235	344,202
	Cboe Global Markets, Inc.	9,829	862,003
	CBTX, Inc.	2,095	33,080
	Central Pacific Financial Corp.	3,622	56,358
	Central Valley Community Bancorp	1,512	19,868
#	Century Bancorp, Inc., Class A	255	17,758
*	CF Bankshares, Inc.	1,038	11,034
	Charles Schwab Corp. (The)	111,583	3,698,976
	Chemung Financial Corp.	900	24,309
	Chubb, Ltd.	44,547	5,668,160
	Cincinnati Financial Corp.	25,770	2,008,256
#	CIT Group, Inc.	14,073	266,965
	Citigroup, Inc.	162,021	8,102,670
	Citizens & Northern Corp.	1,544	27,329

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Community Bancorp, Inc.	800	$5,296
	Citizens Financial Group, Inc.	56,467	1,400,946
#*	Citizens, Inc.	4,745	27,236
	City Holding Co.	2,664	166,393
	Civista Bancshares, Inc.	2,072	27,205
	CME Group, Inc.	14,925	2,480,236
	CNA Financial Corp.	13,819	460,173
	CNB Financial Corp.	2,020	32,987
	CNO Financial Group, Inc.	7,390	111,589
*	Coastal Financial Corp.	1,753	23,438
	Codorus Valley Bancorp, Inc.	849	9,976
	Cohen & Steers, Inc.	11,580	696,884
	Colony Bankcorp, Inc.	989	10,553
#	Columbia Banking System, Inc.	18,353	530,952
*	Columbia Financial, Inc.	29,218	351,493
	Comerica, Inc.	13,464	518,633
#	Commerce Bancshares, Inc.	25,234	1,444,899
	Community Bank System, Inc.	13,327	749,377
	Community Bankers Trust Corp.	1,900	9,804
	Community Financial Corp. (The)	92	2,072
*	Community First Bancshares, Inc.	1,900	13,490
	Community Trust Bancorp, Inc.	5,088	155,744
	Community West Bancshares	1,400	11,284
	ConnectOne Bancorp, Inc.	5,971	82,340
*	Consumer Portfolio Services, Inc.	2,632	8,607
#	County Bancorp, Inc.	489	9,076
	Cowen, Inc., Class A	6,629	109,180
	Crawford & Co., Class A	2,485	18,215
	Crawford & Co., Class B	3,005	19,983
#*	Credit Acceptance Corp.	5,243	2,453,409
#	Cullen/Frost Bankers, Inc.	8,231	593,126
#	Curo Group Holdings Corp.	5,521	38,592
*	Customers Bancorp, Inc.	7,263	86,067
	CVB Financial Corp.	22,596	408,310
	Diamond Hill Investment Group, Inc.	1,753	199,895
	Dime Community Bancshares, Inc.	9,366	110,004
	Discover Financial Services	66,074	3,266,038
	Donegal Group, Inc., Class A	3,292	46,022
*	Donnelley Financial Solutions, Inc.	8,339	72,132
	E*TRADE Financial Corp.	39,120	1,986,122
	Eagle Bancorp Montana, Inc.	696	10,753
	Eagle Bancorp, Inc.	7,950	239,136
	East West Bancorp, Inc.	37,844	1,311,673
	Eaton Vance Corp.	39,057	1,411,520
*	eHealth, Inc.	5,136	355,103
#	Elmira Savings Bank	444	4,649
	Employers Holdings, Inc.	10,615	345,200
*	Encore Capital Group, Inc.	7,869	287,455
*	Enova International, Inc.	15,218	244,858
*	Enstar Group, Ltd.	5,559	933,634
	Enterprise Bancorp, Inc.	881	18,941
	Enterprise Financial Services Corp.	5,162	150,008
	Equitable Holdings, Inc.	113,312	2,318,364
*	Equity Bancshares, Inc., Class A	1,838	25,989
	Erie Indemnity Co., Class A	7,186	1,509,922
*	Esquire Financial Holdings, Inc.	910	14,150
	ESSA Bancorp, Inc.	1,868	23,537
#	Essent Group, Ltd.	30,070	1,077,408
	Evans Bancorp, Inc.	394	8,688

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evercore, Inc., Class A	14,746	$815,454
	Everest Re Group, Ltd.	7,867	1,721,221
*	EZCORP, Inc., Class A	15,632	89,415
	FactSet Research Systems, Inc.	3,350	1,160,105
	Farmers & Merchants Bancorp, Inc.	657	14,119
	Farmers National Banc Corp.	1,526	16,496
#	FB Financial Corp.	5,474	139,094
	FBL Financial Group, Inc., Class A	9,708	337,644
	Federal Agricultural Mortgage Corp., Class C	4,638	276,007
	Federated Hermes, Inc., Class B	30,478	803,400
	FedNat Holding Co.	1,868	17,484
	Fidelity National Financial, Inc.	88,022	2,848,392
	Fifth Third Bancorp	43,396	861,845
	Financial Institutions, Inc.	3,311	48,903
	First American Financial Corp.	47,603	2,428,229
	First Bancorp	5,408	111,729
	First BanCorp	47,566	258,759
	First Bancorp, Inc. (The)	1,624	32,707
	First Bancshares, Inc. (The)	400	7,964
	First Bank	1,208	7,888
	First Busey Corp.	16,705	285,655
	First Business Financial Services, Inc.	1,369	20,357
#	First Capital, Inc.	400	21,404
	First Citizens BancShares, Inc., Class A	1,532	652,433
	First Commonwealth Financial Corp.	14,111	111,054
	First Community Bancshares, Inc.	2,068	40,450
	First Community Corp.	1,506	20,180
	First Financial Bancorp	16,483	229,361
#	First Financial Bankshares, Inc.	17,338	518,753
	First Financial Corp.	1,687	56,396
	First Financial Northwest, Inc.	1,300	11,830
	First Foundation, Inc.	11,508	176,878
#	First Guaranty Bancshares, Inc.	605	7,133
#	First Hawaiian, Inc.	24,560	426,853
	First Horizon National Corp.	91,386	847,148
	First Internet Bancorp	909	13,317
	First Interstate BancSystem, Inc., Class A	6,869	199,957
	First Merchants Corp.	9,025	220,481
	First Mid Bancshares, Inc.	350	8,544
	First Midwest Bancorp, Inc.	18,539	224,971
	First Northwest Bancorp	817	8,374
	First of Long Island Corp. (The)	2,544	37,931
	First Republic Bank	20,662	2,324,062
	First Savings Financial Group, Inc.	238	10,115
	First United Corp.	402	4,346
	First US Bancshares, Inc.	700	4,200
*	First Western Financial, Inc.	900	12,699
	FirstCash, Inc.	9,158	527,867
	Flagstar Bancorp, Inc.	18,894	592,894
	Flushing Financial Corp.	6,093	67,510
	FNB Corp.	88,933	658,994
	Franklin Financial Network, Inc.	2,002	52,853
	Franklin Financial Services Corp.	387	9,334
#	Franklin Resources, Inc.	66,528	1,400,414
	FS Bancorp, Inc.	606	23,028
	Fulton Financial Corp.	37,205	360,888
*	Genworth Financial, Inc., Class A	36,151	73,748
	German American Bancorp, Inc.	7,528	214,096
	Glacier Bancorp, Inc.	13,617	480,816

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Glen Burnie Bancorp	300	$2,496
	Global Indemnity, Ltd.	1,893	43,255
	Globe Life, Inc	26,656	2,121,818
	Goldman Sachs Group, Inc. (The)	25,735	5,094,501
#*	Goosehead Insurance, Inc., Class A	5,264	543,929
*	Great Elm Capital Group, Inc.	393	1,022
	Great Southern Bancorp, Inc.	2,513	90,644
	Great Western Bancorp, Inc.	8,761	113,893
*	Green Dot Corp., Class A	14,062	712,803
#	Greene County Bancorp, Inc.	3,316	71,393
	Greenhill & Co., Inc.	3,044	36,467
*	Greenlight Capital Re, Ltd., Class A	10,083	65,136
	Guaranty Bancshares, Inc.	529	14,336
	Guaranty Federal Bancshares, Inc.	101	1,491
*	Hallmark Financial Services, Inc.	1,500	4,260
	Hamilton Lane, Inc., Class A	5,707	412,274
	Hancock Whitney Corp.	12,291	234,266
	Hanmi Financial Corp.	4,876	45,005
	Hanover Insurance Group, Inc. (The)	11,094	1,130,257
*	HarborOne Bancrop, Inc.	5,886	50,973
	Hartford Financial Services Group, Inc. (The)	120,268	5,089,742
	Hawthorn Bancshares, Inc.	635	10,490
	HCI Group, Inc.	1,344	59,969
	Heartland Financial USA, Inc.	5,450	170,258
#	Hennessy Advisors, Inc.	1,267	9,933
	Heritage Commerce Corp.	6,579	44,606
#	Heritage Financial Corp.	6,341	119,940
	Heritage Insurance Holdings, Inc.	5,231	62,092
	Hilltop Holdings, Inc.	10,662	207,589
	Hingham Institution For Savings (The)	221	38,896
*	HMN Financial, Inc.	600	8,400
	Home Bancorp, Inc.	196	4,582
	Home BancShares, Inc.	28,778	469,945
	HomeStreet, Inc.	7,077	187,116
	HomeTrust Bancshares, Inc.	2,385	34,392
	Hope Bancorp, Inc.	19,777	166,720
	Horace Mann Educators Corp.	14,657	550,810
	Horizon Bancorp, Inc.	4,743	47,952
	Houlihan Lokey, Inc.	12,242	670,862
*	Howard Bancorp, Inc.	900	8,559
	IF Bancorp, Inc.	1,300	20,956
	Independence Holding Co.	479	15,836
	Independent Bank Corp.	5,340	344,537
	Independent Bank Corp.	2,690	37,566
	Independent Bank Group, Inc.	5,478	240,649
	Interactive Brokers Group, Inc., Class A	16,415	814,184
	Intercontinental Exchange, Inc.	24,428	2,364,142
	International Bancshares Corp.	9,298	282,845
#	Invesco, Ltd.	110,745	1,111,880
	Investar Holding Corp.	440	5,865
	Investors Bancorp, Inc.	40,340	327,561
	Investors Title Co.	67	7,710
	James River Group Holdings, Ltd.	11,855	549,124
#	Janus Henderson Group P.L.C.	57,893	1,209,385
	JPMorgan Chase & Co.	373,571	36,101,901
	Kearny Financial Corp.	20,820	167,393
	Kemper Corp.	26,711	2,097,348
	Kentucky First Federal Bancorp	1,169	7,026
	KeyCorp	115,623	1,388,632

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kingstone Cos., Inc.	1,394	$7,528
	Kinsale Capital Group, Inc.	5,810	1,132,369
	KKR & Co., Inc., Class A	73,499	2,599,660
	Lake Shore Bancorp, Inc.	663	7,671
	Lakeland Bancorp, Inc.	7,907	80,493
#	Lakeland Financial Corp.	4,437	196,382
	Landmark Bancorp, Inc.	456	9,394
	Lazard, Ltd., Class A	36,115	1,058,892
	LCNB Corp.	917	11,481
	Legg Mason, Inc.	30,463	1,522,845
#*	LendingClub Corp.	19,364	101,080
#*	LendingTree, Inc.	2,645	915,937
	Level One Bancorp, Inc.	511	8,263
*	Limestone Bancorp, Inc.	1,000	10,580
	Lincoln National Corp.	45,016	1,677,746
	Live Oak Bancshares, Inc.	6,544	111,313
	Loews Corp.	5,495	200,073
	LPL Financial Holdings, Inc.	31,297	2,473,089
	Luther Burbank Corp.	1,713	16,393
	M&T Bank Corp.	10,486	1,110,992
	Macatawa Bank Corp.	3,313	23,854
	Mackinac Financial Corp.	4,036	36,728
*	Magyar Bancorp, Inc.	1,100	8,404
*	Maiden Holdings, Ltd.	29,972	42,261
*	MainStreet Bancshares, Inc.	515	6,659
*	Malvern Bancorp, Inc.	515	6,221
#	Manning & Napier, Inc.	1,200	4,200
*	Markel Corp.	2,274	2,375,284
	MarketAxess Holdings, Inc.	3,022	1,561,467
	Marlin Business Services Corp.	1,642	12,052
	Marsh & McLennan Cos., Inc.	44,822	5,226,245
#*	MBIA, Inc.	3,063	24,535
	Mercantile Bank Corp.	1,891	40,259
	Merchants Bancorp	1,535	28,290
	Mercury General Corp.	16,058	689,049
	Meridian Bancorp, Inc.	11,329	129,207
#*	Meridian Corp.	1,050	15,771
	Meta Financial Group, Inc.	6,639	123,884
	MetLife, Inc.	178,611	6,760,426
*	Metropolitan Bank Holding Corp.	500	14,790
	MGIC Investment Corp.	3,341	27,630
	Mid Penn Bancorp, Inc.	810	15,568
	Middlefield Banc Corp.	954	16,829
	Midland States Bancorp, Inc.	1,527	21,515
	MidWestOne Financial Group, Inc.	1,531	27,680
*	MMA Capital Holdings, Inc.	709	17,569
#	Moelis & Co., Class A	14,707	438,122
	Moody's Corp.	17,242	4,850,175
	Morgan Stanley	136,727	6,683,216
	Morningstar, Inc.	11,133	1,870,789
*	Mr Cooper Group, Inc.	28,660	468,018
	MSCI, Inc.	8,051	3,027,015
	MVB Financial Corp.	945	12,493
	Nasdaq, Inc.	20,553	2,698,814
	National Bank Holdings Corp., Class A	6,516	181,014
	National Bankshares, Inc.	507	12,716
	National General Holdings Corp.	35,124	1,193,865
	National Western Life Group, Inc., Class A	764	148,820
	Navient Corp.	49,070	390,597

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	NBT Bancorp, Inc.	7,504	$223,544
	Nelnet, Inc., Class A	7,371	427,518
	New York Community Bancorp, Inc.	111,565	1,174,779
»	NewStar Financial, Inc.	4,932	501
*	NI Holdings, Inc.	962	15,854
*	Nicholas Financial, Inc.	2,510	20,482
*	Nicolet Bankshares, Inc.	399	22,352
*	NMI Holdings, Inc., Class A	22,133	343,504
*	Northeast Bank	1,100	20,944
	Northern Trust Corp.	28,610	2,241,593
	Northfield Bancorp, Inc.	16,416	157,758
	Northrim BanCorp, Inc.	383	8,817
	Northwest Bancshares, Inc.	31,083	306,168
	Norwood Financial Corp.	600	14,532
#	Oak Valley Bancorp	817	10,458
	OceanFirst Financial Corp.	15,616	239,237
*	Ocwen Financial Corp.	1,348	1,604
	OFG Bancorp	7,001	91,573
#	Ohio Valley Banc Corp.	243	4,787
	Old National Bancorp	23,041	322,344
	Old Point Financial Corp.	189	2,903
	Old Republic International Corp.	94,300	1,515,401
	Old Second Bancorp, Inc.	1,641	13,653
*	On Deck Capital, Inc.	19,130	27,930
	OneMain Holdings, Inc.	40,852	1,172,452
	Oppenheimer Holdings, Inc., Class A	2,150	45,558
	Origin Bancorp, Inc.	1,651	39,195
	Orrstown Financial Services, Inc.	1,386	18,850
*	Pacific Mercantile Bancorp	1,500	5,565
	Pacific Premier Bancorp, Inc.	12,393	260,377
	PacWest Bancorp	16,013	292,638
*	Palomar Holdings, Inc.	4,697	429,024
	Park National Corp.	2,132	182,840
	Parke Bancorp, Inc.	661	7,727
	Pathfinder Bancorp, Inc.	900	8,370
	PCB Bancorp	653	6,008
	PCSB Financial Corp.	610	6,783
	Peapack-Gladstone Financial Corp.	2,215	36,060
	Penns Woods Bancorp, Inc.	853	17,231
	Pennymac Financial Services, Inc.	29,177	1,408,082
	Peoples Bancorp of North Carolina, Inc.	1,287	21,300
#	Peoples Bancorp, Inc.	2,291	45,980
	Peoples Financial Services Corp.	500	17,955
	People's United Financial, Inc.	57,627	621,795
	Pinnacle Financial Partners, Inc.	9,098	360,463
	Piper Sandler Cos.	4,756	294,444
	PJT Partners, Inc., Class A	3,092	165,515
#	Plumas Bancorp	646	13,482
	PNC Financial Services Group, Inc. (The)	22,952	2,448,290
#*	Ponce de Leon Federal Bank	877	7,981
	Popular, Inc.	13,454	499,278
#*	PRA Group, Inc.	11,603	459,015
	Preferred Bank	1,425	53,081
	Premier Financial Bancorp, Inc.	1,616	17,130
	Premier Financial Corp.	3,939	69,642
	Primerica, Inc.	14,804	1,771,447
	Principal Financial Group, Inc.	50,872	2,158,499
	ProAssurance Corp.	14,357	211,048
	Progressive Corp. (The)	68,118	6,153,780

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	11,543	$641,329
	Protective Insurance Corp., Class A	1,036	15,183
	Protective Insurance Corp., Class B	1,722	22,042
	Provident Bancorp, Inc.	1,077	8,454
	Provident Financial Holdings, Inc.	990	12,078
	Provident Financial Services, Inc.	17,626	240,595
	Prudential Bancorp, Inc.	879	9,845
	Prudential Financial, Inc.	77,746	4,926,764
	Pzena Investment Management, Inc., Class A	2,038	10,679
	QCR Holdings, Inc.	1,402	41,892
	Radian Group, Inc.	1,600	23,872
*	Randolph Bancorp, Inc.	800	8,584
	Raymond James Financial, Inc.	24,905	1,730,399
#	RBB Bancorp	2,496	31,949
*	Regional Management Corp.	1,439	21,858
	Regions Financial Corp.	96,306	1,045,883
	Reinsurance Group of America, Inc.	15,307	1,304,922
	RenaissanceRe Holdings, Ltd.	10,960	1,976,965
	Renasant Corp.	11,564	268,632
	Republic Bancorp, Inc., Class A	2,095	63,311
*	Republic First Bancorp, Inc.	3,400	7,922
	Riverview Bancorp, Inc.	1,676	8,179
	RLI Corp.	10,868	957,797
	S&P Global, Inc.	23,240	8,139,810
	S&T Bancorp, Inc.	5,643	121,324
	Safety Insurance Group, Inc.	4,726	357,616
	Salisbury Bancorp, Inc.	800	29,128
	Sandy Spring Bancorp, Inc.	6,112	141,309
	Santander Consumer USA Holdings, Inc.	70,611	1,296,418
	SB Financial Group, Inc.	1,621	20,133
	SB One Bancorp	492	9,107
*	Seacoast Banking Corp. of Florida	5,406	102,065
*	Security National Financial Corp., Class A	949	5,836
	SEI Investments Co.	48,837	2,555,640
*	Select Bancorp, Inc.	1,607	12,551
	Selective Insurance Group, Inc.	17,456	948,559
	ServisFirst Bancshares, Inc.	7,396	270,620
	Severn Bancorp, Inc.	1,832	11,029
	Shore Bancshares, Inc.	1,820	16,871
	Sierra Bancorp	1,779	31,275
	Signature Bank	13,415	1,375,440
	Silvercrest Asset Management Group, Inc., Class A	953	10,483
	Simmons First National Corp., Class A	14,970	248,352
	SLM Corp.	137,726	932,405
	SmartFinancial, Inc.	900	12,834
	Sound Financial Bancorp, Inc.	200	5,630
	South State Corp.	12,280	585,265
*	Southern First Bancshares, Inc.	700	17,080
	Southern Missouri Bancorp, Inc.	700	15,267
	Southern National Bancorp of Virginia, Inc.	1,339	11,274
	Southside Bancshares, Inc.	5,959	165,064
*	Spirit of Texas Bancshares, Inc.	722	8,411
	State Auto Financial Corp.	13,521	209,711
	State Street Corp.	44,369	2,830,299
	Sterling Bancorp	29,373	330,446
	Sterling Bancorp, Inc.	6,145	18,742
	Stewart Information Services Corp.	9,052	379,731
	Stifel Financial Corp.	16,240	787,315
	Stock Yards Bancorp, Inc.	2,229	87,132

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	StoneX Group, Inc.	4,536	$238,049
	Summit Financial Group, Inc.	488	7,340
	Summit State Bank	845	8,332
*	SVB Financial Group	10,425	2,338,015
	Synchrony Financial	130,209	2,881,525
	Synovus Financial Corp.	20,080	404,612
	T Rowe Price Group, Inc.	41,129	5,679,915
	TCF Financial Corp.	26,474	727,770
	TD Ameritrade Holding Corp.	71,267	2,557,773
	Territorial Bancorp, Inc.	1,317	28,934
*	Texas Capital Bancshares, Inc.	7,459	247,788
	TFS Financial Corp.	29,817	431,750
*	Third Point Reinsurance, Ltd.	23,306	181,554
	Timberland Bancorp, Inc.	618	10,296
	Tiptree, Inc.	3,518	17,766
#	Tompkins Financial Corp.	2,031	131,060
	Towne Bank	10,259	180,969
	Travelers Cos., Inc. (The)	83,651	9,571,347
	TriCo Bancshares	3,293	92,204
*	TriState Capital Holdings, Inc.	3,298	43,698
*	Triumph Bancorp, Inc.	3,953	103,569
	Truist Financial Corp.	106,664	3,995,633
	TrustCo Bank Corp. NY	18,825	108,997
	Trustmark Corp.	15,984	359,960
	U.S. Bancorp.	92,375	3,403,095
	UMB Financial Corp.	11,046	550,091
	Umpqua Holdings Corp.	49,953	541,990
	United Bancorp, Inc.	1,200	12,804
	United Bancshares, Inc.	300	6,000
	United Bankshares, Inc.	27,579	725,879
	United Community Banks, Inc.	9,221	165,333
	United Fire Group, Inc.	7,187	182,334
	United Insurance Holdings Corp.	7,255	53,687
	United Security Bancshares	3,542	22,173
	Unity Bancorp, Inc.	600	7,506
#	Universal Insurance Holdings, Inc.	9,298	162,808
	Univest Financial Corp.	5,773	88,269
	Unum Group	39,562	681,653
	Valley National Bancorp	63,226	472,298
	Value Line, Inc.	245	6,039
#	Veritex Holdings, Inc.	3,046	50,929
	Virtu Financial, Inc., Class A	27,281	676,569
#	Virtus Investment Partners, Inc.	2,433	330,693
	Voya Financial, Inc.	32,858	1,623,185
#	Waddell & Reed Financial, Inc., Class A	16,366	238,780
	Walker & Dunlop, Inc.	10,779	543,369
	Washington Federal, Inc.	23,065	538,337
	Washington Trust Bancorp, Inc.	2,655	88,518
	Waterstone Financial, Inc.	6,401	97,807
	Webster Financial Corp.	14,318	390,452
	Wells Fargo & Co.	243,418	5,905,321
	WesBanco, Inc.	8,597	170,479
	West BanCorp, Inc.	2,622	43,027
#	Westamerica BanCorp	4,107	247,899
	Western Alliance Bancorp	14,858	534,145
	Western New England Bancorp, Inc.	2,300	11,592
	Westwood Holdings Group, Inc.	1,098	12,473
	White Mountains Insurance Group, Ltd.	926	815,000
	Willis Towers Watson P.L.C.	24,666	5,180,107

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wintrust Financial Corp.	12,587	$538,724
	WisdomTree Investments, Inc.	22,588	81,317
#*	World Acceptance Corp.	2,207	163,980
	WR Berkley Corp.	48,523	2,996,295
	WSFS Financial Corp.	10,338	294,943
	WVS Financial Corp.	100	1,306
	Zions Bancorp NA	34,432	1,118,007
TOTAL FINANCIALS			415,744,507
HEALTH CARE — (14.3%)
	Abbott Laboratories	56,978	5,734,266
	AbbVie, Inc.	216,068	20,507,014
*	ABIOMED, Inc.	8,278	2,482,903
#*	ACADIA Pharmaceuticals, Inc.	5,713	237,489
#*	Accuray, Inc.	13,007	29,006
»	Achillion Pharmaceuticals, Inc.	15,963	7,343
#*	Acorda Therapeutics, Inc.	6,995	4,398
*	Addus HomeCare Corp.	1,000	96,410
*	Adverum Biotechnologies, Inc.	3,621	60,724
*	Aeglea BioTherapeutics, Inc.	2,100	14,385
*	Affimed NV	9,000	31,770
	Agilent Technologies, Inc.	33,698	3,246,128
*	Agios Pharmaceuticals, Inc.	2,444	110,762
*	Akebia Therapeutics, Inc.	32,390	361,796
*	Albireo Pharma, Inc.	500	14,130
*	Alexion Pharmaceuticals, Inc.	30,655	3,141,831
*	Align Technology, Inc.	8,882	2,609,709
*	Alkermes P.L.C.	3,026	54,498
*	Allscripts Healthcare Solutions, Inc.	61,122	550,098
*	Alnylam Pharmaceuticals, Inc.	6,298	917,997
#*	AMAG Pharmaceuticals, Inc.	5,353	51,148
*	Amedisys, Inc.	6,299	1,474,974
*	American Renal Associates Holdings, Inc.	5,278	34,043
	AmerisourceBergen Corp.	47,826	4,791,687
	Amgen, Inc.	71,108	17,397,994
*	Amicus Therapeutics, Inc.	6,358	91,873
*	AMN Healthcare Services, Inc.	15,534	853,438
*	Amphastar Pharmaceuticals, Inc.	2,833	56,717
*	AnaptysBio, Inc.	6,277	112,735
*	AngioDynamics, Inc.	7,077	58,456
*	ANI Pharmaceuticals, Inc.	1,307	38,700
*	Anika Therapeutics, Inc.	4,935	179,634
*	Antares Pharma, Inc.	16,300	42,543
	Anthem, Inc.	43,418	11,887,848
*	Applied Genetic Technologies Corp.	3,753	19,816
*	Ardelyx, Inc.	4,277	24,165
*	Arena Pharmaceuticals, Inc.	2,544	156,176
#*	Arrowhead Pharmaceuticals, Inc.	11,562	497,975
*	Arvinas Inc.	4,106	129,339
*	Assembly Biosciences, Inc.	3,400	75,480
*	Assertio Holdings, Inc.	1,202	1,083
*	Atara Biotherapeutics, Inc.	19,660	243,587
*	AtriCure, Inc.	7,571	308,973
	Atrion Corp.	364	225,716
*	Avanos Medical, Inc.	15,266	468,208
#*	Avrobio, Inc.	4,993	84,631
#*	AxoGen, Inc.	6,135	69,755
	Becton Dickinson and Co.	23,012	6,474,196
*	BioDelivery Sciences International, Inc.	3,149	13,194

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Biogen, Inc.	32,889	$9,034,279
*	BioMarin Pharmaceutical, Inc.	13,794	1,652,659
*	Bio-Rad Laboratories, Inc., Class A	2,790	1,464,443
*	BioSpecifics Technologies Corp.	1,276	79,954
	Bio-Techne Corp.	6,140	1,689,482
*	BioTelemetry, Inc.	8,869	377,465
#*	Bluebird Bio, Inc.	12,506	759,114
*	Boston Scientific Corp.	95,945	3,700,599
	Bristol-Myers Squibb Co.	212,721	12,478,214
	Bruker Corp.	40,101	1,789,307
*	Calithera Biosciences, Inc.	5,200	24,440
#	Cantel Medical Corp.	4,819	227,698
*	Capital Senior Living Corp.	3,685	2,388
	Cardinal Health, Inc.	55,014	3,004,865
*	Cardiovascular Systems, Inc.	4,231	128,961
#*	Castlight Health, Inc., Class B	100	110
*	Catalent, Inc.	19,724	1,722,694
#*	Catalyst Pharmaceuticals, Inc.	22,500	96,750
*	Centene Corp.	77,743	5,072,731
	Cerner Corp.	47,205	3,278,387
*	Change Healthcare, Inc.	70,950	827,277
*	Charles River Laboratories International, Inc.	8,160	1,623,758
#*	Chembio Diagnostics, Inc.	1,787	9,882
	Chemed Corp.	1,971	970,107
*	ChemoCentryx, Inc.	5,216	274,935
*	Chiasma, Inc.	4,800	20,976
*	Chimerix, Inc.	5,901	18,352
#*	Cidara Therapeutics, Inc.	1,946	7,103
*	Cigna Corp.	68,560	11,839,626
#*	Codexis, Inc.	10,600	125,398
#*	Collegium Pharmaceutical, Inc.	5,728	90,388
	Computer Programs and Systems, Inc.	5,689	140,405
*	Concert Pharmaceuticals, Inc.	800	7,416
	CONMED Corp.	5,320	439,113
	Cooper Cos., Inc. (The)	6,571	1,859,133
#*	Corcept Therapeutics, Inc.	12,907	192,960
*	CorVel Corp.	8,512	676,619
#*	Corvus Pharmaceuticals, Inc.	2,175	9,222
*	Covetrus, Inc.	26,758	592,957
#*	CRISPR Therapeutics AG	6,184	528,485
*	Cross Country Healthcare, Inc.	9,956	64,565
*	CryoLife, Inc.	11,098	215,412
*	Cumberland Pharmaceuticals, Inc.	1,705	5,678
	CVS Health Corp.	180,268	11,346,068
*	Cymabay Therapeutics, Inc.	3,616	12,837
*	CytomX Therapeutics, Inc.	3,708	25,993
	Danaher Corp.	33,937	6,916,361
*	DaVita, Inc.	30,314	2,649,140
*	Deciphera Pharmaceuticals, Inc.	5,780	268,019
*	Denali Therapeutics, Inc.	4,274	100,097
	DENTSPLY SIRONA, Inc.	28,139	1,254,999
*	DexCom, Inc.	3,552	1,547,038
#*	Digirad Corp.	150	420
#*	Eagle Pharmaceuticals, Inc.	2,161	100,249
*	Edwards Lifesciences Corp.	55,128	4,322,587
*	Eiger BioPharmaceuticals, Inc.	2,909	29,235
*	Elanco Animal Health, Inc.	53,978	1,275,500
»	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	38,157

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	12,685	$1,411,079
*	Enanta Pharmaceuticals, Inc.	6,247	286,425
	Encompass Health Corp.	2,644	180,004
*	Endo International P.L.C.	20,988	73,038
	Envista Holdings Corp.	40,939	895,336
*	Enzo Biochem, Inc.	1,646	3,917
#*	Epizyme, Inc.	6,900	95,496
#*	Evolent Health, Inc., Class A	24,987	291,099
#*	Exact Sciences Corp.	6,068	574,943
*	Exelixis, Inc.	36,889	851,767
#*	FibroGen, Inc.	14,154	572,812
*	Fluidigm Corp.	13,456	94,730
*	FONAR Corp.	776	19,105
#*	G1 Therapeutics, Inc.	6,400	93,888
	Gilead Sciences, Inc.	189,592	13,182,332
*	Global Blood Therapeutics, Inc.	4,426	298,666
*	Globus Medical, Inc., Class A	15,569	750,114
#*	GlycoMimetics, Inc.	3,034	11,954
*	Guardant Health, Inc.	2,015	171,638
*	Haemonetics Corp.	9,765	856,000
*	Hanger, Inc.	11,376	198,625
*	Harvard Bioscience, Inc.	3,317	10,316
*	HealthStream, Inc.	11,750	257,971
*	Henry Schein, Inc.	32,715	2,248,502
#*	Heska Corp.	1,107	106,516
	Hill-Rom Holdings, Inc.	17,285	1,680,448
*	HMS Holdings Corp.	22,382	727,415
*	Hologic, Inc.	44,675	3,117,422
*	Horizon Therapeutics P.L.C.	19,600	1,199,324
	Humana, Inc.	15,217	5,971,912
#*	ICU Medical, Inc.	4,229	776,994
*	IDEXX Laboratories, Inc.	4,139	1,646,287
*	Illumina, Inc.	7,290	2,785,946
#*	Immunomedics, Inc.	13,245	559,336
*	Incyte Corp.	5,565	549,599
#*	Innoviva, Inc.	10,187	137,983
*	Inogen, Inc.	4,712	144,658
*	Inovalon Holdings, Inc., Class A	17,522	412,293
#*	Insulet Corp.	7,715	1,568,922
*	Integer Holdings Corp.	8,957	589,102
#*	Integra LifeSciences Holdings Corp.	18,336	875,544
#*	Intellia Therapeutics, Inc.	7,157	127,466
*	Intra-Cellular Therapies, Inc.	2,471	48,988
#*	IntriCon Corp.	1,700	18,360
*	Intuitive Surgical, Inc.	6,439	4,413,548
	Invacare Corp.	3,836	27,005
#*	Ionis Pharmaceuticals, Inc.	27,047	1,556,825
*	IQVIA Holdings, Inc.	37,755	5,980,014
#*	iRadimed Corp.	1,652	36,807
*	Ironwood Pharmaceuticals, Inc.	40,019	366,974
*	Jazz Pharmaceuticals P.L.C.	9,652	1,044,829
	Johnson & Johnson	253,484	36,947,828
#*	Joint Corp. (The)	1,721	24,851
#*	Kala Pharmaceuticals, Inc.	3,757	32,874
#*	Karyopharm Therapeutics, Inc.	3,622	58,133
	Kewaunee Scientific Corp.	534	5,084
*	Kindred Biosciences, Inc.	1,675	5,511
#*	Krystal Biotech, Inc.	1,552	64,082
*	Laboratory Corp. of America Holdings	11,180	2,156,846

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Lannett Co., Inc.	400	$2,380
*	Lantheus Holdings, Inc.	7,641	103,001
#	LeMaitre Vascular, Inc.	4,355	127,732
*	LHC Group, Inc.	6,641	1,295,726
#*	Ligand Pharmaceuticals, Inc.	1,699	199,089
*	LivaNova P.L.C.	12,736	592,733
	Luminex Corp.	6,816	248,102
#*	Lumos Pharma, Inc.	215	3,057
*	MacroGenics, Inc.	2,879	73,127
#*	Madrigal Pharmaceuticals, Inc.	2,874	294,901
*	Magellan Health, Inc.	7,291	540,773
*	Masimo Corp.	6,732	1,481,848
	McKesson Corp.	35,732	5,365,517
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	21,892	437,402
*	Medpace Holdings, Inc.	6,869	819,815
	Medtronic P.L.C.	86,235	8,319,953
	Merck & Co., Inc.	137,789	11,056,189
*	Meridian Bioscience, Inc.	4,317	105,723
*	Merit Medical Systems, Inc.	9,378	419,384
#	Merrimack Pharmaceuticals, Inc.	2,200	7,304
*	Mersana Therapeutics, Inc.	5,538	110,095
#	Mesa Laboratories, Inc.	200	47,388
*	Mettler-Toledo International, Inc.	2,889	2,701,215
#*	Minerva Neurosciences, Inc.	5,400	18,819
*	Molecular Templates, Inc.	3,072	33,700
*	Molina Healthcare, Inc.	22,528	4,160,922
*	Momenta Pharmaceuticals, Inc.	4,100	120,909
*	MyoKardia, Inc.	718	64,713
*	Myriad Genetics, Inc.	6,538	78,914
	National Research Corp.	3,799	217,265
*	Natus Medical, Inc.	6,951	129,150
#*	Nektar Therapeutics	21,192	469,615
*	Neogen Corp.	4,152	318,749
*	NeoGenomics, Inc.	13,156	502,954
#	Neoleukin Therapeutics, Inc.	3,400	32,912
*	Neurocrine Biosciences, Inc.	3,014	362,765
*	NextGen Healthcare, Inc.	17,664	258,248
*	Novocure, Ltd.	7,457	565,166
*	NuVasive, Inc.	10,233	584,714
*	Omnicell, Inc.	8,486	596,481
#*	OPKO Health, Inc.	72,128	371,459
*	OraSure Technologies, Inc.	11,284	204,805
*	Orthofix Medical, Inc.	1,449	44,499
#*	OrthoPediatrics Corp.	1,393	58,771
#*	Ovid therapeutics, Inc.	4,442	28,651
	Owens & Minor, Inc.	22,214	357,201
#*	Oxford Immunotec Global P.L.C.	6,134	80,233
#*	Pacira BioSciences, Inc.	1,924	101,222
*	PDL BioPharma, Inc.	17,391	55,303
#*	Penumbra, Inc.	3,586	795,769
	PerkinElmer, Inc.	19,121	2,273,678
	Perrigo Co. P.L.C.	28,524	1,512,343
#*	PetIQ, Inc.	3,429	125,124
*	Pfenex, Inc.	2,224	15,768
	Pfizer, Inc.	314,539	12,103,461
*	PRA Health Sciences, Inc.	19,117	2,037,108
*	Premier, Inc., Class A	19,266	673,732
#*	Prestige Consumer Healthcare, Inc.	5,817	216,334

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pro-Dex, Inc.	1,452	$27,588
*	Protagonist Therapeutics, Inc.	4,126	64,902
*	Prothena Corp. P.L.C.	8,464	103,599
*	Providence Service Corp. (The)	1,646	133,342
	Psychemedics Corp.	600	2,766
	Quest Diagnostics, Inc.	8,777	1,115,293
*	Quidel Corp.	2,490	703,350
*	R1 RCM, Inc.	21,161	289,271
*	RadNet, Inc.	10,158	161,411
*	Regeneron Pharmaceuticals, Inc.	5,551	3,508,621
*	REGENXBIO, Inc.	6,400	211,840
*	Repligen Corp.	7,320	1,104,661
	ResMed, Inc.	13,718	2,778,032
*	Retrophin, Inc.	3,350	66,598
#*	Revance Therapeutics, Inc.	6,156	144,543
#*	Rhythm Pharmaceuticals, Inc.	8,744	168,060
*	Rigel Pharmaceuticals, Inc.	10,783	24,801
#*	Rocket Pharmaceuticals, Inc.	7,702	181,228
#*	Sage Therapeutics, Inc.	2,948	134,340
#*	Sangamo Therapeutics, Inc.	18,200	197,106
#*	Sarepta Therapeutics, Inc.	2,812	431,698
*	SeaSpine Holdings Corp.	289	2,708
*	Seattle Genetics, Inc.	8,855	1,472,321
#*	Shockwave Medical, Inc.	3,170	156,344
*	SI-BONE, Inc.	3,000	51,300
#*	SIGA Technologies, Inc.	2,512	16,127
#	Simulations Plus, Inc.	2,272	159,949
*	Spectrum Pharmaceuticals, Inc.	6,748	20,177
#*	Spero Therapeutics, Inc.	1,266	14,812
*	STAAR Surgical Co.	2,806	163,281
	STERIS P.L.C.	4,871	777,558
	Stryker Corp.	22,270	4,304,791
*	Supernus Pharmaceuticals, Inc.	4,614	102,731
*	Surgalign Holdings, Inc.	7,852	22,064
*	Surmodics, Inc.	1,314	62,139
#*	Syndax Pharmaceuticals, Inc.	5,336	75,291
*	Syneos Health, Inc.	22,312	1,392,046
#*	Syros Pharmaceuticals, Inc.	52	493
#*	Tabula Rasa HealthCare, Inc.	2,922	164,216
#*	Tactile Systems Technology, Inc.	2,040	83,599
*	Tandem Diabetes Care, Inc.	2,348	245,272
*	Taro Pharmaceutical Industries, Ltd.	3,972	258,220
#*	Teladoc Health, Inc.	6,190	1,470,930
	Teleflex, Inc.	4,236	1,580,452
	Thermo Fisher Scientific, Inc.	19,732	8,168,061
#*	Tivity Health, Inc.	7,350	96,432
*	Triple-S Management Corp., Class B	7,807	151,924
#*	Ultragenyx Pharmaceutical, Inc.	4,287	335,072
*	United Therapeutics Corp.	8,846	986,064
	UnitedHealth Group, Inc.	144,901	43,873,125
	US Physical Therapy, Inc.	1,213	100,752
	Utah Medical Products, Inc.	407	33,171
*	Vanda Pharmaceuticals, Inc.	2,458	24,777
*	Varex Imaging Corp.	5,760	90,317
*	Varian Medical Systems, Inc.	11,161	1,592,898
*	Veeva Systems, Inc., Class A	7,607	2,012,584
*	Vericel Corp.	4,909	80,949
*	Vertex Pharmaceuticals, Inc.	13,991	3,805,552
#*	Vocera Communications, Inc.	6,299	193,820

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Waters Corp.	8,030	$1,711,595
*	Wright Medical Group NV	7,475	224,400
*	Xencor, Inc.	10,123	304,601
#*	Xenon Pharmaceuticals, Inc.	1,372	14,996
	Zimmer Biomet Holdings, Inc.	25,949	3,499,482
	Zoetis, Inc.	42,587	6,459,596
#*	Zogenix, Inc.	4,233	100,703
TOTAL HEALTH CARE			444,217,884
INDUSTRIALS — (11.7%)
	3M Co.	41,115	6,186,574
	AAON, Inc.	11,510	681,910
	AAR Corp.	6,170	106,247
	ABM Industries, Inc.	29,232	1,049,429
*	Acacia Research Corp.	3,806	15,072
	ACCO Brands Corp.	15,408	100,460
	Acme United Corp.	500	10,835
	Acuity Brands, Inc.	9,487	940,162
#	ADT, Inc.	116,203	1,000,508
	Advanced Drainage Systems, Inc.	7,577	371,273
*	AECOM	57,654	2,086,498
*	Aegion Corp.	9,894	152,565
#*	Aerojet Rocketdyne Holdings, Inc.	21,792	898,920
*	Aerovironment, Inc.	5,825	445,904
	AGCO Corp.	24,766	1,625,393
	Air Lease Corp.	35,451	929,525
	Alamo Group, Inc.	3,597	370,887
	Albany International Corp., Class A	9,939	477,867
	Allegion P.L.C.	8,381	833,574
	Allied Motion Technologies, Inc.	500	18,850
	Allison Transmission Holdings, Inc.	32,924	1,230,041
	Altra Industrial Motion Corp.	14,256	487,983
	AMERCO	6,642	2,110,363
*	Ameresco, Inc., Class A	6,493	179,726
*	American Woodmark Corp.	2,700	217,674
	AMETEK, Inc.	29,032	2,707,234
	AO Smith Corp.	20,554	989,470
	Apogee Enterprises, Inc.	4,771	103,006
	Applied Industrial Technologies, Inc.	12,975	818,982
	ARC Document Solutions, Inc.	2,577	2,527
	ArcBest Corp.	5,840	177,478
	Arcosa, Inc.	7,135	301,240
	Argan, Inc.	6,356	272,672
*	Armstrong Flooring, Inc.	2,090	6,207
	Armstrong World Industries, Inc.	5,964	424,875
*	ASGN, Inc.	19,521	1,336,408
	Astec Industries, Inc.	7,209	320,728
*	Astronics Corp.	5,151	44,814
*	Astronics Corp., Class B	1,188	10,246
*	Atkore International Group, Inc.	8,777	234,083
*	Avis Budget Group, Inc.	19,037	493,058
	AZZ, Inc.	8,565	270,483
	Barnes Group, Inc.	13,327	491,366
	Barrett Business Services, Inc.	2,644	139,286
*	Beacon Roofing Supply, Inc.	21,110	657,788
	BG Staffing, Inc.	2,546	23,118
*	Blue Bird Corp.	5,216	65,356
*	BMC Stock Holdings, Inc.	24,206	619,674
	Brady Corp., Class A	5,547	254,996

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	BrightView Holdings, Inc.	17,697	$214,488
	Brink's Co. (The)	19,350	858,172
*	Builders FirstSource, Inc.	36,646	868,144
	BWX Technologies, Inc.	21,818	1,189,517
*	CAI International, Inc.	7,027	120,935
	Carlisle Cos., Inc.	7,448	886,908
	Carrier Global Corp.	119,038	3,242,595
	Caterpillar, Inc.	92,005	12,225,624
*	CBIZ, Inc.	15,062	364,199
*	CECO Environmental Corp.	2,011	13,474
#	CH Robinson Worldwide, Inc.	25,425	2,382,831
*	Chart Industries, Inc.	6,173	423,036
#*	Cimpress P.L.C.	4,714	471,400
	Cintas Corp.	17,544	5,296,007
*	CIRCOR International, Inc.	2,327	61,014
*	Civeo Corp.	519	431
*	Clean Harbors, Inc.	8,582	511,487
*	Colfax Corp.	30,346	882,462
	Columbus McKinnon Corp.	5,285	175,092
	Comfort Systems USA, Inc.	14,478	719,701
*	Commercial Vehicle Group, Inc.	3,200	7,488
*	Construction Partners, Inc., Class A	8,566	141,767
*	Copart, Inc.	35,332	3,294,709
	CoreLogic, Inc.	33,261	2,267,070
*	Cornerstone Building Brands, Inc.	26,877	152,393
*	CoStar Group, Inc.	5,179	4,400,907
*	Covenant Logistics Group, Inc.	3,969	66,878
#*	CPI Aerostructures, Inc.	1,133	3,705
	CRA International, Inc.	2,412	100,749
	Crane Co.	14,105	797,920
	CSW Industrials, Inc.	2,666	178,062
	CSX Corp.	30,595	2,182,647
#	Cubic Corp.	10,446	438,732
	Cummins, Inc.	28,731	5,552,553
	Curtiss-Wright Corp.	11,570	1,031,118
	Deere & Co.	37,719	6,650,237
	Deluxe Corp.	11,500	324,645
	Donaldson Co., Inc.	40,376	1,951,776
	Douglas Dynamics, Inc.	7,828	276,720
	Dover Corp.	28,680	2,952,032
*	Ducommun, Inc.	3,219	115,723
*	DXP Enterprises, Inc.	5,236	88,384
*	Dycom Industries, Inc.	8,472	362,856
	Eastern Co. (The)	406	6,622
	Eaton Corp. P.L.C.	46,069	4,290,406
*	Echo Global Logistics, Inc.	5,738	143,823
	EMCOR Group, Inc.	20,038	1,372,603
	Emerson Electric Co.	120,187	7,452,796
	Encore Wire Corp.	6,362	319,309
#*	Energy Recovery, Inc.	12,528	95,088
	Enerpac Tool Group Corp.	19,790	374,031
	EnerSys	12,751	857,632
	Ennis, Inc.	7,441	128,729
	EnPro Industries, Inc.	5,521	263,517
	Equifax, Inc.	19,266	3,131,881
	ESCO Technologies, Inc.	5,661	486,506
*	Evoqua Water Technologies Corp.	33,587	645,878
*	ExOne Co. (The)	1,400	12,264
	Expeditors International of Washington, Inc.	36,963	3,123,743

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Exponent, Inc.	10,538	$885,824
	Fastenal Co.	84,075	3,954,888
	Federal Signal Corp.	20,957	647,781
	FedEx Corp.	25,063	4,220,609
	Flowserve Corp.	25,118	700,039
#	Fluor Corp.	3,625	36,939
*	Forrester Research, Inc.	3,927	137,877
	Fortive Corp.	62,984	4,420,847
	Fortune Brands Home & Security, Inc.	26,458	2,024,037
	Forward Air Corp.	5,320	276,587
*	Franklin Covey Co.	1,000	18,090
	Franklin Electric Co., Inc.	10,886	588,388
*	FTI Consulting, Inc.	9,087	1,085,351
*	Gates Industrial Corp. P.L.C.	21,201	223,459
#	GATX Corp.	7,015	427,845
*	Gencor Industries, Inc.	1,295	15,501
#*	Generac Holdings, Inc.	15,058	2,372,840
	General Dynamics Corp.	28,732	4,216,134
	General Electric Co.	722,776	4,387,250
*	Gibraltar Industries, Inc.	8,289	428,707
*	GMS, Inc.	10,337	242,196
*	Goldfield Corp. (The)	3,131	12,180
	Gorman-Rupp Co. (The)	7,675	232,245
*	GP Strategies Corp.	2,804	20,834
	Graco, Inc.	38,858	2,068,800
#	GrafTech International, Ltd.	53,420	324,259
	Graham Corp.	400	5,264
#	Granite Construction, Inc.	9,174	155,591
*	Great Lakes Dredge & Dock Corp.	18,814	157,285
#	Greenbrier Cos., Inc. (The)	8,751	225,163
	Griffon Corp.	6,042	138,181
	H&E Equipment Services, Inc.	11,912	209,532
*	Harsco Corp.	18,453	294,510
*	HD Supply Holdings, Inc.	59,080	2,073,708
	Healthcare Services Group, Inc.	18,168	475,820
	Heartland Express, Inc.	13,348	270,764
	HEICO Corp.	9,237	887,860
	HEICO Corp., Class A	12,935	990,174
	Heidrick & Struggles International, Inc.	6,882	139,223
	Helios Technologies, Inc.	9,166	346,750
*	Herc Holdings, Inc.	7,086	237,664
	Herman Miller, Inc.	10,085	236,292
	Hexcel Corp.	14,657	546,706
	Hillenbrand, Inc.	12,211	356,928
	HNI Corp.	14,042	417,047
	Honeywell International, Inc.	65,153	9,731,904
*	Houston Wire & Cable Co.	1,900	4,769
	Howmet Aerospace, Inc.	46,899	693,167
*	Hub Group, Inc., Class A	11,242	594,702
	Hubbell, Inc.	14,861	2,005,789
	Huntington Ingalls Industries, Inc.	15,881	2,758,689
	Hurco Cos., Inc.	600	16,644
*	Huron Consulting Group, Inc.	6,601	315,000
#*	Huttig Building Products, Inc.	1,587	3,555
	Hyster-Yale Materials Handling, Inc.	3,600	134,316
*	IAA, Inc.	32,747	1,419,582
	ICF International, Inc.	9,198	621,877
	IDEX Corp.	10,431	1,719,237
*	IES Holdings, Inc.	1,364	32,504

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	30,465	$5,635,720
*	Ingersoll Rand, Inc.	64,596	2,040,588
*	InnerWorkings, Inc.	7,179	19,742
	Insperity, Inc.	12,243	818,567
	Insteel Industries, Inc.	2,902	54,093
	Interface, Inc.	9,097	72,594
	ITT, Inc.	37,138	2,143,977
	Jacobs Engineering Group, Inc.	36,642	3,127,395
	JB Hunt Transport Services, Inc.	10,926	1,413,824
*	JELD-WEN Holding, Inc.	11,594	227,242
	John Bean Technologies Corp.	9,076	850,966
	Johnson Controls International P.L.C.	94,191	3,624,470
	Kadant, Inc.	2,282	247,620
	Kaman Corp.	7,816	308,654
	Kansas City Southern	2,527	434,265
#	KAR Auction Services, Inc.	51,021	771,948
	Kelly Services, Inc., Class A	9,921	146,930
	Kennametal, Inc.	21,642	583,468
	Kforce, Inc.	9,003	259,647
	Kimball International, Inc., Class B	5,382	58,879
#	Knight-Swift Transportation Holdings, Inc.	35,735	1,554,115
	Knoll, Inc.	8,667	101,491
	Korn Ferry	24,085	676,788
*	Kratos Defense & Security Solutions, Inc.	21,690	390,637
	L3Harris Technologies, Inc.	23,527	3,960,300
	Landstar System, Inc.	5,228	636,666
*	Lawson Products, Inc.	796	23,784
*	LB Foster Co., Class A	958	13,469
	Lennox International, Inc.	7,785	2,087,470
	Lincoln Electric Holdings, Inc.	17,143	1,549,556
#	Lindsay Corp.	2,270	220,122
*	LS Starrett Co. (The), Class A	1,000	3,210
	LSI Industries, Inc.	1,800	10,548
*	Lydall, Inc.	2,892	46,850
	Macquarie Infrastructure Corp.	14,562	436,278
*	Manitex International, Inc.	3,706	16,714
*	Manitowoc Co., Inc. (The)	12,841	136,885
	ManpowerGroup, Inc.	24,850	1,709,431
	Marten Transport, Ltd.	10,043	267,345
	Masco Corp.	28,748	1,643,236
*	Masonite International Corp.	2,605	219,732
#*	MasTec, Inc.	29,492	1,173,192
	Matthews International Corp., Class A	7,666	165,586
	McGrath RentCorp	8,054	467,293
*	Mercury Systems, Inc.	11,130	861,796
*	Meritor, Inc.	18,878	429,474
*	Middleby Corp. (The)	11,190	929,441
	Miller Industries, Inc.	1,500	42,525
*	Mistras Group, Inc.	3,871	13,665
	Moog, Inc., Class A	7,788	418,371
*	Morgan Group Holding Co.	15	185
*	MRC Global, Inc.	17,222	102,471
	MSA Safety, Inc.	8,946	1,060,369
	MSC Industrial Direct Co., Inc., Class A	14,524	958,729
	Mueller Industries, Inc.	5,807	162,364
	Mueller Water Products, Inc., Class A	34,298	347,096
*	MYR Group, Inc.	7,511	275,428
*	Navistar International Corp.	17,069	546,720
	Nielsen Holdings P.L.C.	177,101	2,555,567

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	NL Industries, Inc.	1,570	$5,746
#	NN, Inc.	3,098	16,295
	Nordson Corp.	9,703	1,878,792
	Northrop Grumman Corp.	18,254	5,932,733
*	Northwest Pipe Co.	1,100	27,335
*	NOW, Inc.	36,096	284,436
#*	NV5 Global, Inc.	2,181	123,750
	nVent Electric P.L.C.	43,362	787,454
	Old Dominion Freight Line, Inc.	11,572	2,115,593
#	Omega Flex, Inc.	391	47,604
*	Orion Group Holdings, Inc.	1,224	3,525
	Oshkosh Corp.	23,164	1,823,470
	Otis Worldwide Corp.	42,237	2,649,949
	Owens Corning	1,937	117,130
	PACCAR, Inc.	101,979	8,676,373
*	PAM Transportation Services, Inc.	48	1,347
	Park Aerospace Corp.	565	6,091
	Parker-Hannifin Corp.	21,686	3,880,059
	Park-Ohio Holdings Corp.	4,324	62,352
	Patrick Industries, Inc.	5,754	367,968
	Patriot Transportation Holding, Inc.	404	3,640
	Pentair P.L.C.	52,126	2,233,599
*	PGT Innovations, Inc.	4,692	80,092
#	Pitney Bowes, Inc.	47,933	160,096
	Powell Industries, Inc.	1,050	27,877
	Preformed Line Products Co.	500	24,630
	Primoris Services Corp.	9,291	148,935
*	Proto Labs, Inc.	4,789	575,255
	Quad/Graphics, Inc.	5,242	16,303
	Quanex Building Products Corp.	2,223	31,233
	Quanta Services, Inc.	34,830	1,392,155
*	Radiant Logistics, Inc.	3,151	13,392
	Raven Industries, Inc.	2,635	56,942
	Raytheon Technologies Corp.	178,535	10,119,364
*	RBC Bearings, Inc.	5,104	624,832
	Regal Beloit Corp.	10,838	996,771
*	Resideo Technologies, Inc.	9,762	129,639
	Resources Connection, Inc.	6,015	67,969
	REV Group, Inc.	4,519	29,373
	Rexnord Corp.	27,902	808,321
	Robert Half International, Inc.	53,366	2,714,728
	Rockwell Automation, Inc.	16,803	3,665,406
#	Rollins, Inc.	26,335	1,379,954
	Roper Technologies, Inc.	9,681	4,186,548
	Rush Enterprises, Inc., Class A	9,820	467,236
	Rush Enterprises, Inc., Class B	348	13,850
	Ryder System, Inc.	9,464	346,666
*	Saia, Inc.	3,500	418,075
	Schneider National, Inc., Class B	20,115	505,490
*	Sensata Technologies Holding P.L.C.	42,595	1,617,758
	Shyft Group, Inc. (The)	3,151	59,491
#*	SiteOne Landscape Supply, Inc.	9,588	1,227,552
	Snap-on, Inc.	14,576	2,126,201
*	SP Plus Corp.	2,747	43,650
	Spirit AeroSystems Holdings, Inc., Class A	22,017	430,873
*	SPX Corp.	11,212	470,904
*	SPX FLOW, Inc.	10,558	423,165
	Standex International Corp.	3,482	186,461
	Stanley Black & Decker, Inc.	18,598	2,851,445

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	18,524	$198,763
*	Sterling Construction Co., Inc.	1,372	14,132
#*	Sunrun, Inc.	30,039	1,102,131
	Systemax, Inc.	13,866	310,737
*	Team, Inc.	3,960	15,642
*	Teledyne Technologies, Inc.	5,889	1,806,156
	Tennant Co.	3,370	224,509
	Terex Corp.	21,502	405,313
	Tetra Tech, Inc.	11,813	1,047,222
*	Textainer Group Holdings, Ltd.	15,586	131,546
	Textron, Inc.	48,179	1,683,374
*	Thermon Group Holdings, Inc.	3,145	42,615
	Timken Co. (The)	23,746	1,084,242
*	Titan Machinery, Inc.	1,852	20,122
	Toro Co. (The)	23,603	1,684,074
*	TPI Composites, Inc.	6,062	155,066
	Trane Technologies P.L.C.	40,246	4,502,320
*	Transcat, Inc.	923	25,752
	TransDigm Group, Inc.	5,150	2,222,637
	TransUnion	31,181	2,792,882
#*	Trex Co., Inc.	7,022	978,375
*	TriMas Corp.	4,787	112,016
*	TriNet Group, Inc.	30,298	1,999,668
#	Trinity Industries, Inc.	37,607	734,465
	Triton International, Ltd.	26,095	821,210
	Triumph Group, Inc.	7,373	49,989
*	TrueBlue, Inc.	9,340	144,116
*	Tutor Perini Corp.	10,903	128,328
*	Twin Disc, Inc.	1,000	5,860
	UFP Industries, Inc.	9,153	532,888
*	Ultralife Corp.	1,376	9,770
	UniFirst Corp.	4,272	796,643
	Union Pacific Corp.	16,350	2,834,272
	United Parcel Service, Inc., Class B	39,400	5,624,744
*	United Rentals, Inc.	18,265	2,837,833
*	Univar Solutions, Inc.	61,482	1,086,387
	Universal Logistics Holdings, Inc.	1,639	30,108
#*	Upwork, Inc.	17,390	261,198
*	USA Truck, Inc.	1,300	12,701
	Valmont Industries, Inc.	6,567	795,920
*	Vectrus, Inc.	1,788	78,654
	Verisk Analytics, Inc.	28,705	5,416,921
*	Veritiv Corp.	1,263	19,337
	Viad Corp.	2,443	35,326
*	Vicor Corp.	2,080	169,458
	VSE Corp.	1,028	28,918
	Wabash National Corp.	8,546	97,339
	Watsco, Inc.	8,571	2,023,356
	Watts Water Technologies, Inc., Class A	4,878	409,215
*	Welbilt, Inc.	19,187	116,657
	Werner Enterprises, Inc.	20,925	920,386
*	WESCO International, Inc.	19,246	748,092
	Westinghouse Air Brake Technologies Corp.	30,319	1,885,539
*	Willis Lease Finance Corp.	474	9,243
*	WillScot Mobile Mini Holdings Corp.	63,064	949,744
	Woodward, Inc.	13,450	1,007,943
	WW Grainger, Inc.	12,966	4,428,278
#*	XPO Logistics, Inc.	16,377	1,228,603

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	29,613	$2,161,157
TOTAL INDUSTRIALS			361,969,708
INFORMATION TECHNOLOGY — (23.6%)
#*	2U, Inc.	16,968	799,108
#*	A10 Networks Inc.	8,790	71,023
*	Acacia Communications, Inc.	6,401	435,140
	Accenture P.L.C., Class A	58,175	13,076,576
*	ACI Worldwide, Inc.	25,898	693,807
*	Adobe, Inc.	31,019	13,782,362
	ADTRAN, Inc.	9,073	112,687
*	Advanced Micro Devices, Inc.	69,710	5,397,645
*	Agilysys, Inc.	5,872	123,077
*	Airgain, Inc.	869	11,123
*	Akamai Technologies, Inc.	10,100	1,135,644
*	Alarm.com Holdings, Inc.	9,879	691,925
	Alliance Data Systems Corp.	1,088	48,264
#*	Altair Engineering, Inc., Class A	4,698	189,329
#*	Alteryx, Inc., Class A	4,215	739,690
	Amdocs, Ltd.	20,463	1,270,752
	American Software, Inc., Class A	10,000	164,700
*	Amkor Technology, Inc.	40,886	555,845
*	Amtech Systems, Inc.	1,892	9,744
	Analog Devices, Inc.	29,825	3,425,401
*	Anaplan, Inc.	7,389	335,534
*	ANSYS, Inc.	6,849	2,127,299
#*	Appfolio, Inc., Class A	2,345	326,471
	Apple, Inc.	400,855	170,379,409
	Applied Materials, Inc.	87,181	5,608,354
*	Arista Networks, Inc.	12,026	3,123,994
*	Arlo Technologies, Inc.	11,974	50,530
*	Arrow Electronics, Inc.	23,009	1,647,905
*	Aspen Technology, Inc.	12,742	1,239,287
	AstroNova, Inc.	667	4,589
#*	Asure Software, Inc.	1,020	6,579
#*	Atlassian Corp. P.L.C., Class A	3,409	602,200
*	Autodesk, Inc.	19,939	4,714,178
	Automatic Data Processing, Inc.	52,830	7,021,635
*	Avalara, Inc.	9,130	1,227,528
*	Avaya Holdings Corp.	27,392	346,783
#*	Avid Technology, Inc.	10,113	83,230
	Avnet, Inc.	29,979	801,039
*	Aware, Inc.	500	1,485
*	Axcelis Technologies, Inc.	3,800	111,796
*	AXT, Inc.	2,116	10,136
	Badger Meter, Inc.	4,664	291,966
	Bel Fuse, Inc., Class B	878	10,712
	Belden, Inc.	5,498	173,737
	Benchmark Electronics, Inc.	8,185	166,647
*	Black Knight, Inc.	19,943	1,494,130
	Blackbaud, Inc.	9,252	578,620
#*	Blackline Inc.	3,619	321,765
	Booz Allen Hamilton Holding Corp.	30,831	2,520,743
*	Bottomline Technologies De, Inc.	9,806	473,238
*	Brightcove, Inc.	4,594	48,605
	Broadcom, Inc.	19,394	6,143,049
	Broadridge Financial Solutions, Inc.	17,792	2,390,177
	Brooks Automation, Inc.	7,442	405,217
	Cabot Microelectronics Corp.	6,858	1,033,638

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CACI International, Inc., Class A	6,502	$1,351,246
*	Cadence Design Systems, Inc.	26,998	2,949,531
*	CalAmp Corp.	13,929	109,761
*	Calix, Inc.	12,725	260,990
*	Cardtronics P.L.C., Class A	12,806	285,958
	Cass Information Systems, Inc.	3,680	131,854
	CDK Global, Inc.	26,832	1,219,783
	CDW Corp.	16,981	1,974,041
#	Cerence, Inc.	5,365	212,776
#*	Ceridian HCM Holding, Inc.	21,481	1,681,747
*	CEVA, Inc.	2,935	117,987
*	ChannelAdvisor Corp.	5,802	118,187
*	Ciena Corp.	35,560	2,116,176
*	Cirrus Logic, Inc.	9,107	624,103
	Cisco Systems, Inc.	413,336	19,468,126
	Citrix Systems, Inc.	14,044	2,004,921
*	Clearfield, Inc.	1,200	22,368
*	ClearOne, Inc.	858	2,008
#*	Cloudera, Inc.	38,032	428,621
	Cognex Corp.	11,193	748,476
	Cognizant Technology Solutions Corp., Class A	79,453	5,428,229
*	Coherent, Inc.	4,777	663,191
	Cohu, Inc.	14,632	275,521
*	CommVault Systems, Inc.	9,409	414,749
*	Computer Task Group, Inc.	2,600	12,558
	Comtech Telecommunications Corp.	4,990	81,936
*	Conduent, Inc.	29,489	56,324
*	Cornerstone OnDemand, Inc.	8,215	291,715
#*	Coupa Software, Inc.	2,543	779,302
	CSG Systems International, Inc.	10,554	444,640
*	CyberOptics Corp.	2,083	81,966
	Daktronics, Inc.	4,036	16,830
*	DASAN Zhone Solutions, Inc.	1,582	15,994
*	Dell Technologies, Inc., Class C	19,316	1,155,676
*	Digi International, Inc.	9,912	120,133
#*	Digital Turbine, Inc.	30,444	422,563
*	DocuSign, Inc.	6,661	1,444,305
	Dolby Laboratories, Inc., Class A	8,090	563,064
*	Dropbox, Inc., Class A	28,072	638,638
*	DSP Group, Inc.	1,896	28,156
	DXC Technology Co.	10,350	185,368
#	Ebix, Inc.	4,775	105,313
*	EchoStar Corp., Class A	15,251	416,352
*	eGain Corp.	5,400	53,514
*	Elastic N.V.	6,855	659,382
*	EMCORE Corp.	1,184	4,144
*	Endurance International Group Holdings, Inc.	39,008	221,175
*	Envestnet, Inc.	10,407	845,048
*	EPAM Systems, Inc.	5,011	1,453,591
*	ePlus, Inc.	4,342	323,653
*	Euronet Worldwide, Inc.	15,261	1,467,193
	EVERTEC, Inc.	17,184	533,563
*	Evo Payments, Inc., Class A	10,429	236,634
*	ExlService Holdings, Inc.	6,245	400,055
*	F5 Networks, Inc.	18,143	2,465,634
*	Fabrinet	3,800	275,994
*	Fair Isaac Corp.	3,664	1,609,192
*	FARO Technologies, Inc.	3,724	222,807
	Fidelity National Information Services, Inc.	51,547	7,541,842

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FireEye, Inc.	35,595	$537,484
*	Fiserv, Inc.	47,018	4,691,926
#*	Fitbit, Inc., Class A	36,521	238,847
#*	Five9, Inc.	3,291	397,619
*	FleetCor Technologies, Inc.	14,364	3,714,099
*	Flex, Ltd.	92,773	1,065,962
	FLIR Systems, Inc.	28,944	1,205,807
*	FormFactor, Inc.	11,485	331,227
*	Fortinet, Inc.	13,542	1,872,859
*	Frequency Electronics, Inc.	1,723	18,040
*	Gartner, Inc.	16,808	2,094,949
*	Genasys, Inc.	2,697	11,327
	Genpact, Ltd.	32,446	1,292,000
	Global Payments, Inc.	24,792	4,413,472
	GlobalSCAPE, Inc.	2,764	26,341
*	Globant SA	7,014	1,213,001
*	GoDaddy, Inc., Class A	14,978	1,052,654
*	GSI Technology, Inc.	2,247	12,853
#*	GTT Communications, Inc.	9,048	57,002
*	Guidewire Software, Inc.	11,462	1,348,619
	Hackett Group, Inc. (The)	6,800	93,772
*	Harmonic, Inc.	18,582	103,688
	Hewlett Packard Enterprise Co.	194,227	1,917,020
	HP, Inc.	155,240	2,729,119
#*	HubSpot, Inc.	5,323	1,248,829
#*	I3 Verticals, Inc., Class A	1,689	40,840
*	Ichor Holdings, Ltd.	4,111	134,923
*	Identiv, Inc.	2,402	12,298
*	Immersion Corp.	4,600	31,050
#*	Infinera Corp.	27,228	214,829
*	Information Services Group, Inc.	4,171	8,551
*	Inphi Corp.	3,230	422,032
*	Insight Enterprises, Inc.	10,803	538,422
	Intel Corp.	289,471	13,816,451
	InterDigital, Inc.	4,928	295,779
	International Business Machines Corp.	126,050	15,496,587
*	Intevac, Inc.	1,900	11,248
	Intuit, Inc.	28,744	8,806,299
*	Iteris, Inc.	2,900	13,456
*	Itron, Inc.	7,455	518,570
#*	j2 Global, Inc.	13,336	756,418
	Jabil, Inc.	28,489	993,127
	Jack Henry & Associates, Inc.	7,040	1,255,232
	Juniper Networks, Inc.	70,654	1,793,198
	KBR, Inc.	44,201	983,030
*	Key Tronic Corp.	334	2,261
*	Keysight Technologies, Inc.	24,651	2,462,388
*	Kimball Electronics, Inc.	1,207	16,029
	KLA Corp.	19,196	3,835,937
*	Knowles Corp.	27,403	418,170
	Kulicke & Soffa Industries, Inc.	16,980	402,426
*	KVH Industries, Inc.	1,119	9,086
	Lam Research Corp.	20,609	7,772,890
*	Lantronix, Inc.	3,255	13,020
*	Lattice Semiconductor Corp.	13,590	422,513
	Leidos Holdings, Inc.	23,259	2,213,326
*	LGL Group, Inc. (The)	400	3,492
#*	Limelight Networks, Inc.	9,772	61,270
*	LiveRamp Holdings, Inc.	16,075	732,538

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	LogMeIn, Inc.	11,094	$951,976
*	Lumentum Holdings, Inc.	7,330	680,444
*	Luna Innovations, Inc.	6,774	38,409
#*	MagnaChip Semiconductor Corp.	3,441	39,159
#*	Majesco	2,700	35,235
*	Manhattan Associates, Inc.	10,444	1,000,431
	ManTech International Corp., Class A	7,348	511,274
	Marvell Technology Group, Ltd.	66,106	2,410,886
	Mastercard, Inc., Class A	103,010	31,781,675
	MAXIMUS, Inc.	17,751	1,317,302
*	MaxLinear, Inc.	8,648	219,227
	Methode Electronics, Inc.	5,836	164,575
	Microsoft Corp.	428,337	87,813,368
*	MicroStrategy, Inc., Class A	1,106	137,056
*	Mimecast, Ltd.	8,213	385,436
*	Mitek Systems, Inc.	5,200	53,352
	MKS Instruments, Inc.	5,684	724,369
*	MoneyGram International, Inc.	4,365	15,190
#*	MongoDB, Inc.	2,008	459,993
	Monolithic Power Systems, Inc.	3,635	963,311
	Motorola Solutions, Inc.	16,825	2,352,135
*	Napco Security Technologies, Inc.	2,904	76,608
	National Instruments Corp.	31,936	1,133,728
*	NCR Corp.	39,182	722,124
*	NeoPhotonics Corp.	13,287	121,045
	NetApp, Inc.	26,018	1,152,597
*	NETGEAR, Inc.	6,047	185,945
*	Netscout Systems, Inc.	17,095	435,239
*	New Relic, Inc.	7,021	497,859
	NIC, Inc.	15,000	328,800
	NortonLifeLock, Inc.	88,965	1,908,299
*	Novanta, Inc.	5,473	567,441
#*	Nuance Communications, Inc.	57,866	1,582,635
	NVE Corp.	386	20,937
	NVIDIA Corp.	42,616	18,094,327
*	Okta, Inc.	4,595	1,015,403
*	OneSpan, Inc.	5,689	177,155
*	Onto Innovation, Inc.	5,962	225,483
	Oracle Corp.	268,373	14,881,283
*	OSI Systems, Inc.	4,892	347,136
*	Palo Alto Networks, Inc.	5,883	1,505,577
#*	PAR Technology Corp.	1,359	41,803
	Paychex, Inc.	52,175	3,752,426
*	Paycom Software, Inc.	6,879	1,956,181
*	Paylocity Holding Corp.	8,275	1,102,230
*	PayPal Holdings, Inc.	63,827	12,514,560
#	Paysign, Inc.	4,194	39,172
	PC Connection, Inc.	7,567	330,678
	PC-Tel, Inc.	8,847	57,948
*	PDF Solutions, Inc.	2,200	54,076
	Pegasystems, Inc.	9,516	1,112,325
*	Perficient, Inc.	5,864	229,927
	Perspecta, Inc.	42,076	900,426
*	PFSweb, Inc.	1,693	13,425
*	Photronics, Inc.	20,910	248,411
*	Pixelworks, Inc.	4,600	14,674
	Power Integrations, Inc.	3,872	472,500
#*	Powerfleet, Inc.	452	2,025
*	PRGX Global, Inc.	1,900	10,260

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Progress Software Corp.	11,017	$384,053
*	Proofpoint, Inc.	6,476	749,079
*	PTC, Inc.	10,817	925,502
*	Pure Storage, Inc., Class A	42,499	759,032
	QAD, Inc., Class A	1,155	45,634
	QUALCOMM, Inc.	106,832	11,282,527
*	Qualys, Inc.	7,225	892,143
*	Rambus, Inc.	16,625	245,385
#*	RealPage, Inc.	18,469	1,163,732
	RF Industries, Ltd.	1,338	5,981
*	Ribbon Communications, Inc.	4,779	21,028
	Richardson Electronics, Ltd.	500	2,165
*	RingCentral, Inc., Class A	3,191	926,252
*	Rosetta Stone, Inc.	3,020	80,845
	Sabre Corp.	37,534	283,757
#*	Sailpoint Technologies Holdings, Inc.	17,435	549,202
*	salesforce.com, Inc.	47,779	9,309,738
#	Sapiens International Corp. NV	11,123	339,919
*	ScanSource, Inc.	5,587	128,222
	Science Applications International Corp.	19,623	1,569,448
*	Seachange International, Inc.	5,000	7,850
*	Semtech Corp.	7,248	403,931
*	ServiceNow, Inc.	4,909	2,156,033
*	ServiceSource International, Inc.	4,898	7,641
#*	ShotSpotter, Inc.	1,286	29,629
*	Sigmatron International, Inc.	497	1,541
*	Silicon Laboratories, Inc.	4,564	458,728
#*	Slack Technologies, Inc., Class A	15,071	445,348
#*	SolarWinds Corp.	29,663	544,613
#*	Splunk, Inc.	9,233	1,937,268
*	SPS Commerce, Inc.	3,834	288,202
#*	Square, Inc., Class A	15,006	1,948,529
	SS&C Technologies Holdings, Inc.	40,334	2,319,205
*	StarTek, Inc.	1,400	6,832
#*	Stratasys, Ltd.	11,873	177,858
*	Super Micro Computer, Inc.	13,901	421,270
	Switch, Inc., Class A	2,831	50,930
*	Sykes Enterprises, Inc.	10,168	279,213
*	Synaptics, Inc.	3,918	313,518
*	Synchronoss Technologies, Inc.	5,296	17,477
	SYNNEX Corp.	16,665	2,078,792
*	Synopsys, Inc.	13,290	2,647,634
	TE Connectivity, Ltd.	3,794	337,932
*	Telenav, Inc.	2,293	11,889
#*	Teradata Corp.	22,482	472,122
	Teradyne, Inc.	36,238	3,223,732
	TESSCO Technologies, Inc.	626	3,856
*	Trade Desk, Inc. (The), Class A	1,853	836,296
	TransAct Technologies, Inc.	300	1,053
*	Trimble, Inc.	43,198	1,922,743
	TTEC Holdings, Inc.	11,998	569,425
#*	Twilio, Inc., Class A	12,089	3,353,730
*	Tyler Technologies, Inc.	3,271	1,168,565
	Ubiquiti, Inc.	5,840	1,082,152
#*	Unisys Corp.	7,040	83,706
#	Universal Display Corp.	4,566	796,539
*	Upland Software, Inc.	3,755	129,247
*	Verint Systems, Inc.	11,933	535,672
*	VeriSign, Inc.	11,886	2,516,028

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verra Mobility Corp.	31,169	$318,859
*	ViaSat, Inc.	6,684	253,725
*	Viavi Solutions, Inc.	43,655	603,749
*	Virtusa Corp.	6,944	281,926
	Visa, Inc., Class A	180,112	34,293,325
*	Vishay Precision Group, Inc.	335	8,526
#*	VMware, Inc., Class A	5,786	811,255
	Wayside Technology Group, Inc.	401	9,275
	Western Union Co. (The)	66,478	1,614,086
*	WEX, Inc.	8,730	1,382,570
*	Workday, Inc., Class A	6,998	1,266,078
*	Xerox Holdings Corp.	45,026	749,683
	Xilinx, Inc.	23,672	2,541,189
	Xperi Holding Corp.	11,148	205,569
*	Zebra Technologies Corp., Class A	4,005	1,124,404
#*	Zendesk, Inc.	4,176	380,642
*	Zscaler, Inc.	6,657	864,411
TOTAL INFORMATION TECHNOLOGY			732,383,969
MATERIALS — (3.2%)
*	AdvanSix, Inc.	3,859	48,045
*	AgroFresh Solutions, Inc.	3,791	9,250
#	Albemarle Corp.	19,807	1,633,285
*	Amcor, P.L.C.	193,061	1,988,528
	American Vanguard Corp.	8,803	118,488
	AptarGroup, Inc.	20,621	2,375,539
*	Arconic Corp.	11,724	190,984
	Ashland Global Holdings, Inc.	10,742	810,806
	Avery Dennison Corp.	21,600	2,448,144
	Avient Corp.	24,886	594,775
*	Axalta Coating Systems, Ltd.	126,183	2,801,263
	Balchem Corp.	8,472	849,403
	Ball Corp.	47,581	3,503,389
*	Berry Global Group, Inc.	47,445	2,371,776
	Boise Cascade Co.	14,623	681,286
	Celanese Corp.	15,108	1,468,498
	Chase Corp.	2,929	294,540
	Chemours Co. (The)	13,483	249,840
*	Clearwater Paper Corp.	2,428	89,642
*	Coeur Mining, Inc.	34,478	273,411
	Commercial Metals Co.	15,594	322,484
#	Compass Minerals International, Inc.	9,551	486,528
*	Corteva, Inc.	96,856	2,766,207
*	Crown Holdings, Inc.	34,904	2,498,428
	Domtar Corp.	8,755	183,767
*	Dow, Inc.	69,381	2,848,784
	DuPont de Nemours, Inc.	25,264	1,351,119
	Ecolab, Inc.	32,917	6,158,112
*	Element Solutions, Inc.	72,375	785,993
*	Ferro Corp.	22,476	262,744
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	21,416	2,271,167
#*	Forterra, Inc.	4,008	52,064
	FutureFuel Corp.	5,003	65,940
*	GCP Applied Technologies, Inc.	13,183	300,836
	Graphic Packaging Holding Co.	63,486	884,995
	Greif, Inc., Class A	10,196	354,719
	Greif, Inc., Class B	1,339	52,609
	Hawkins, Inc.	1,225	63,124

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Haynes International, Inc.	347	$6,371
	HB Fuller Co.	16,130	731,334
	Hecla Mining Co.	95,364	526,409
	Huntsman Corp.	55,125	1,019,812
*	Ingevity Corp.	6,430	376,026
	Innospec, Inc.	8,186	615,342
#	International Flavors & Fragrances, Inc.	12,655	1,593,897
	International Paper Co.	41,258	1,435,366
*	Koppers Holdings, Inc.	2,305	58,017
*	Kraton Corp.	10,965	144,190
	Kronos Worldwide, Inc.	15,336	172,377
#*	Livent Corp.	41,022	257,208
	Louisiana-Pacific Corp.	14,818	469,286
	LyondellBasell Industries NV, Class A	27,579	1,724,239
	Martin Marietta Materials, Inc.	6,116	1,267,113
	Materion Corp.	3,829	219,861
	Mercer International, Inc.	9,541	71,080
	Minerals Technologies, Inc.	8,295	388,870
	Mosaic Co. (The)	32,104	432,441
	Myers Industries, Inc.	8,836	133,070
	Neenah, Inc.	3,136	139,897
	NewMarket Corp.	3,112	1,166,409
	Newmont Corp.	16,564	1,146,229
	Packaging Corp. of America	10,637	1,022,428
	PH Glatfelter Co.	6,681	106,428
	PPG Industries, Inc.	64,102	6,900,580
*	PQ Group Holdings, Inc.	2,891	35,473
	Rayonier Advanced Materials, Inc.	8,900	25,899
	Reliance Steel & Aluminum Co.	27,252	2,677,782
	Royal Gold, Inc.	21,206	2,967,356
	RPM International, Inc.	24,608	2,007,767
*	Ryerson Holding Corp.	4,643	26,140
	Schnitzer Steel Industries, Inc., Class A	10,435	192,004
	Scotts Miracle-Gro Co. (The)	15,624	2,477,498
	Sealed Air Corp.	37,703	1,345,243
	Sensient Technologies Corp.	8,535	445,612
	Sherwin-Williams Co. (The)	14,163	9,176,491
	Silgan Holdings, Inc.	25,977	993,620
	Sonoco Products Co.	27,900	1,443,546
	Steel Dynamics, Inc.	33,565	920,017
	Stepan Co.	6,143	670,816
#	Tecnoglass, Inc.	2,017	9,984
#	Trinseo SA	9,167	198,924
#*	US Concrete, Inc.	1,620	40,208
	Valvoline, Inc.	58,037	1,190,919
	Vulcan Materials Co.	15,108	1,773,981
	Westlake Chemical Corp.	10,076	549,142
	WestRock Co.	28,966	778,027
	Worthington Industries, Inc.	17,536	656,197
	WR Grace & Co.	8,334	384,447
TOTAL MATERIALS			97,621,885
REAL ESTATE — (0.2%)
#*	Altisource Portfolio Solutions SA	510	6,849
*	CBRE Group, Inc., Class A	72,827	3,190,551
	CTO Realty Growth, Inc.	572	22,674
#*	Cushman & Wakefield P.L.C.	49,097	525,338
*	Forestar Group, Inc.	1,437	24,875
*	FRP Holdings, Inc.	837	32,744

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Griffin Industrial Realty, Inc.	600	$29,520
*	Howard Hughes Corp. (The)	4,175	222,068
	Jones Lang LaSalle, Inc.	14,574	1,441,514
*	JW Mays, Inc.	248	4,687
*	Marcus & Millichap, Inc.	6,835	186,186
*	Maui Land & Pineapple Co., Inc.	7,404	77,076
	Newmark Group, Inc., Class A	27,848	113,341
*	Rafael Holdings, Inc., Class B	1,730	24,168
	RE/MAX Holdings, Inc., Class A	6,670	215,908
#	Realogy Holdings Corp.	19,187	173,834
	RMR Group, Inc. (The), Class A	3,772	108,483
#*	St Joe Co. (The)	5,730	118,095
*	Stratus Properties, Inc.	321	6,131
TOTAL REAL ESTATE			6,524,042
UTILITIES — (0.9%)
	American States Water Co.	9,309	715,676
	American Water Works Co., Inc.	25,044	3,688,230
	Atmos Energy Corp.	14,528	1,539,823
	Avangrid, Inc.	10,807	538,081
	California Water Service Group	17,475	819,053
	Chesapeake Utilities Corp.	2,228	188,244
	Clearway Energy, Inc., Class A	5,815	133,222
	Clearway Energy, Inc., Class C	10,478	257,130
	Consolidated Edison, Inc.	31,905	2,451,261
	Consolidated Water Co., Ltd.	163	2,000
	Essential Utilities, Inc.	55,299	2,507,810
	Eversource Energy	43,173	3,888,592
	Genie Energy, Ltd., Class B	102	829
	Middlesex Water Co.	3,825	245,029
	New Jersey Resources Corp.	29,214	907,387
#	Northwest Natural Holding Co.	6,141	328,482
	ONE Gas, Inc.	10,092	763,964
#	Ormat Technologies, Inc.	22,226	1,322,447
	SJW Group	5,528	345,279
#	South Jersey Industries, Inc.	30,799	718,541
	Southwest Gas Holdings, Inc.	16,924	1,178,587
	Spire, Inc.	9,561	589,531
»	TerraForm Power, Inc., Class A	49,572	1,060,973
	UGI Corp.	67,682	2,256,518
	Unitil Corp.	2,002	86,386
	York Water Co. (The)	1,961	90,814
TOTAL UTILITIES			26,623,889
TOTAL COMMON STOCKS			3,020,748,066
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
	WESCO International, Inc.	4,748	128,766
TOTAL INVESTMENT SECURITIES (Cost $2,198,359,012)			3,020,876,832

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.092%	13,602,576	13,602,576

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	5,482,292	$63,435,605
TOTAL INVESTMENTS — (100.0%)
(Cost $2,275,390,309)^^			$3,097,915,013
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$294,953,737	—	—	$294,953,737
Consumer Discretionary	428,424,189	$718	—	428,424,907
Consumer Staples	186,166,467	—	—	186,166,467
Energy	26,117,071	—	—	26,117,071
Financials	415,744,006	501	—	415,744,507
Health Care	444,210,541	7,343	—	444,217,884
Industrials	361,969,708	—	—	361,969,708
Information Technology	732,383,969	—	—	732,383,969
Materials	97,621,885	—	—	97,621,885
Real Estate	6,524,042	—	—	6,524,042
Utilities	25,562,916	1,060,973	—	26,623,889
Preferred Stocks
Industrials	128,766	—	—	128,766
Temporary Cash Investments	13,602,576	—	—	13,602,576
Securities Lending Collateral	—	63,435,605	—	63,435,605
TOTAL	$3,033,409,873	$64,505,140	—	$3,097,915,013

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (3.1%)
*	AMC Networks, Inc., Class A	4,050	$93,555
	ATN International, Inc.	1,350	77,800
*	Boston Omaha Corp., Class A	2,459	39,098
*	Cars.com, Inc.	3,000	24,360
	Cinemark Holdings, Inc.	3,800	44,954
*	comScore, Inc.	7,603	22,809
*	Consolidated Communications Holdings, Inc.	5,653	41,267
	EW Scripps Co. (The), Class A	5,781	65,788
*	Gray Television, Inc.	9,102	130,523
*	IMAX Corp.	4,414	49,834
	Interpublic Group of Cos., Inc. (The)	3,978	71,803
*	Iridium Communications, Inc.	1,536	42,071
	John Wiley & Sons, Inc., Class A	3,030	102,505
*	Liberty Latin America, Ltd., Class A	3,446	35,425
*	Liberty Latin America, Ltd., Class C	2,200	22,506
*	Liberty Media Corp.-Liberty Braves, Class A	1,232	23,297
*	Liberty Media Corp.-Liberty Braves, Class C	2,255	42,056
#*	Lions Gate Entertainment Corp., Class A	7,500	57,450
*	Lions Gate Entertainment Corp., Class B	12,410	88,235
	Marcus Corp. (The)	1,400	19,334
	Meredith Corp.	2,500	35,900
	Nexstar Media Group, Inc., Class A	3,720	326,058
*	ORBCOMM, Inc.	7,900	33,259
*	QuinStreet, Inc.	4,196	48,988
	Scholastic Corp.	2,967	71,000
	TEGNA, Inc.	3,753	44,210
	Telephone and Data Systems, Inc.	9,752	189,384
	Tribune Publishing Co.	3,433	33,472
	TripAdvisor, Inc.	2,175	44,000
*	TrueCar, Inc.	3,577	13,450
*	United States Cellular Corp.	3,314	98,326
*	Yelp, Inc.	7,097	177,283
TOTAL COMMUNICATION SERVICES			2,210,000
CONSUMER DISCRETIONARY — (13.8%)
	Abercrombie & Fitch Co., Class A	5,192	49,999
*	Adient P.L.C.	4,829	80,355
*	Adtalem Global Education, Inc.	4,698	161,329
*	American Axle & Manufacturing Holdings, Inc.	9,532	67,296
	American Eagle Outfitters, Inc.	10,959	109,590
*	American Public Education, Inc.	1,300	37,843
	Aramark	9,321	196,860
*	Asbury Automotive Group, Inc.	233	23,335
*	AutoNation, Inc.	7,888	404,970
	BBX Capital Corp.	1,472	20,490
	BJ's Restaurants, Inc.	596	11,956
*	Boot Barn Holdings, Inc.	1,969	38,120
	BorgWarner, Inc.	16,108	589,553
	Buckle, Inc. (The)	3,127	50,126
	Caleres, Inc.	2,300	14,513
	Callaway Golf Co.	7,933	151,124
*	Capri Holdings, Ltd.	4,578	68,578
*	Carrols Restaurant Group, Inc.	5,394	33,119

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Cavco Industries, Inc.	163	$32,654
*	Century Communities, Inc.	3,033	108,035
*	Chuy's Holdings, Inc.	1,645	26,172
*	Container Store Group, Inc. (The)	292	1,007
	Cooper Tire & Rubber Co.	4,500	139,770
	Dana, Inc.	13,134	150,122
*	Del Taco Restaurants, Inc.	3,664	28,030
	Designer Brands, Inc., Class A	3,600	21,276
	Dick's Sporting Goods, Inc.	6,731	307,068
*	El Pollo Loco Holdings, Inc.	3,254	64,299
	Escalade, Inc.	1,340	20,569
	Ethan Allen Interiors, Inc.	2,297	27,196
	Extended Stay America, Inc.	14,958	170,671
*	Fiesta Restaurant Group, Inc.	3,600	23,328
	Foot Locker, Inc.	2,524	74,180
#*	Fossil Group, Inc.	5,300	17,543
*	Genesco, Inc.	1,400	21,770
*	Gentherm, Inc.	818	31,714
*	G-III Apparel Group, Ltd.	1,977	19,553
	Goodyear Tire & Rubber Co. (The)	19,360	174,434
	Group 1 Automotive, Inc.	795	66,796
	Guess?, Inc.	3,600	37,224
	Harley-Davidson, Inc.	14,879	387,300
	Haverty Furniture Cos., Inc.	1,700	24,174
*	Hibbett Sports, Inc.	1,300	30,147
*	Houghton Mifflin Harcourt Co.	4,700	13,912
	Johnson Outdoors, Inc., Class A	400	35,024
*	K12, Inc.	3,457	158,296
	KB Home	7,629	256,640
	Kohl's Corp.	5,768	109,823
*	Lands' End, Inc.	2,685	23,145
*	Laureate Education, Inc., Class A	9,909	125,646
	La-Z-Boy, Inc.	3,867	110,055
	Lear Corp.	5,823	642,743
	Lithia Motors, Inc., Class A	800	183,320
*	LKQ Corp.	2,628	74,083
*	MarineMax, Inc.	500	13,870
	Marriott Vacations Worldwide Corp.	1,979	167,542
	MDC Holdings, Inc.	3,261	146,191
*	Modine Manufacturing Co.	2,800	15,232
*	Mohawk Industries, Inc.	5,093	406,676
*	Monarch Casino & Resort, Inc.	691	25,007
	Monro, Inc.	2,808	158,090
*	Motorcar Parts of America, Inc.	1,943	32,341
	OneSpaWorld Holdings Ltd.	3,795	21,100
	Oxford Industries, Inc.	727	31,217
	Penske Automotive Group, Inc.	3,495	156,646
*	Perdoceo Education Corp.	4,517	65,045
*	Playa Hotels & Resorts NV	3,818	13,859
	PVH Corp.	2,796	136,053
*	Qurate Retail, Inc., Class A	32,259	351,946
	Ralph Lauren Corp.	3,274	233,436
	Shoe Carnival, Inc.	800	19,640
	Signet Jewelers, Ltd.	4,793	51,477
*	Skechers U.S.A., Inc., Class A	13,228	387,316
	Sonic Automotive, Inc., Class A	1,832	69,836
	Standard Motor Products, Inc.	1,884	85,684
	Steven Madden, Ltd.	5,300	112,254
*	Stoneridge, Inc.	2,503	51,862

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Group of Cos, Inc.	1,430	$27,527
*	Taylor Morrison Home Corp.	4,500	105,525
*	Tenneco, Inc., Class A	5,086	37,687
	Thor Industries, Inc.	844	96,208
	Toll Brothers, Inc.	6,497	248,185
*	TravelCenters of America, Inc.	1,668	23,319
*	TRI Pointe Group, Inc.	11,800	197,296
*	Unifi, Inc.	900	10,764
*	Universal Electronics, Inc.	1,176	54,178
*	Universal Technical Institute, Inc.	3,020	22,439
*	Urban Outfitters, Inc.	8,137	134,586
	Winnebago Industries, Inc.	1,078	65,122
	Wolverine World Wide, Inc.	4,105	98,684
*	Zumiez, Inc.	500	11,550
TOTAL CONSUMER DISCRETIONARY			9,732,265
CONSUMER STAPLES — (3.1%)
	Andersons, Inc. (The)	3,015	42,873
*	Central Garden & Pet Co.	956	36,194
*	Central Garden & Pet Co., Class A	3,518	121,899
*	Chefs' Warehouse, Inc. (The)	900	10,377
	Coty, Inc., Class A	26,414	97,996
*	Edgewell Personal Care Co.	5,294	158,238
	Fresh Del Monte Produce, Inc.	3,132	70,720
*	Hostess Brands, Inc.	12,000	152,160
	Inter Parfums, Inc.	500	20,445
*	Landec Corp.	2,899	27,367
	MGP Ingredients, Inc.	900	32,643
	Molson Coors Beverage Co., Class B	5,342	200,432
	Natural Grocers by Vitamin Cottage, Inc.	2,117	33,512
	Nu Skin Enterprises, Inc., Class A	998	44,760
	Oil-Dri Corp. of America	612	21,279
*	Performance Food Group Co.	6,428	180,112
*	Post Holdings, Inc.	5,873	521,170
	PriceSmart, Inc.	600	39,222
*	Simply Good Foods Co. (The)	1,570	37,743
#	Tootsie Roll Industries, Inc.	1,410	44,697
*	TreeHouse Foods, Inc.	752	32,953
*	United Natural Foods, Inc.	5,328	105,761
	Village Super Market, Inc., Class A	1,020	25,755
	Weis Markets, Inc.	2,623	130,678
TOTAL CONSUMER STAPLES			2,188,986
ENERGY — (2.2%)
	Archrock, Inc.	13,901	92,581
*	ChampionX Corp.	5,775	54,920
*	Clean Energy Fuels Corp.	13,725	32,665
	CVR Energy, Inc.	713	13,690
	Delek US Holdings, Inc.	6,100	106,628
	DMC Global, Inc.	1,169	34,345
*	Dril-Quip, Inc.	2,476	82,426
	EnLink Midstream LLC	4,300	10,535
*	Exterran Corp.	4,343	21,585
*	Green Plains, Inc.	1,700	21,981
*	Helix Energy Solutions Group, Inc.	5,049	21,155
	HollyFrontier Corp.	12,407	341,192
*	Matrix Service Co.	1,200	10,506
*	NexTier Oilfield Solutions, Inc.	9,200	23,184

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	5,557	$31,230
*	Oil States International, Inc.	4,192	18,780
	Patterson-UTI Energy, Inc.	5,609	21,735
	PBF Energy, Inc., Class A	5,925	51,429
*	ProPetro Holding Corp.	5,306	28,493
*	Renewable Energy Group, Inc.	3,552	97,964
*	REX American Resources Corp.	617	42,049
*	RPC, Inc.	13,434	39,899
*	Select Energy Services, Inc., Class A	7,600	33,744
	Solaris Oilfield Infrastructure, Inc., Class A	2,472	17,947
	TechnipFMC P.L.C.	17,696	142,099
*	Tidewater, Inc.	1,700	10,574
	US Silica Holdings, Inc.	6,760	23,863
	World Fuel Services Corp.	5,200	122,356
TOTAL ENERGY			1,549,555
FINANCIALS — (29.0%)
	1st Source Corp.	1,313	43,487
#	Alerus Financial Corp.	800	15,504
	Alleghany Corp.	1,145	598,056
	Allegiance Bancshares, Inc.	1,918	46,780
	Ally Financial, Inc.	32,580	654,858
	Altabancorp	1,101	20,644
	American Equity Investment Life Holding Co.	9,324	237,296
	American National Bankshares, Inc.	983	21,587
	Ameris Bancorp	5,806	133,973
	Arrow Financial Corp.	1,022	27,901
	Associated Banc-Corp	12,845	164,930
*	Athene Holding, Ltd., Class A	14,884	480,009
*	Atlantic Capital Bancshares, Inc.	2,000	20,000
	Atlantic Union Bankshares Corp.	6,896	155,643
	Axis Capital Holdings, Ltd.	6,968	279,556
*	Axos Financial, Inc.	6,131	137,396
	Banc of California, Inc.	4,666	50,020
	BancFirst Corp.	1,764	76,840
*	Bancorp, Inc. (The)	5,902	55,656
	BancorpSouth Bank	10,644	222,779
	Bank of Marin Bancorp	977	30,688
	Bank of NT Butterfield & Son, Ltd. (The)	2,842	73,977
	Bank OZK	10,875	261,544
	Banner Corp.	2,941	104,200
	Bar Harbor Bankshares	1,590	31,609
	BOK Financial Corp.	5,816	323,951
	Boston Private Financial Holdings, Inc.	5,431	31,961
*	Bridgewater Bancshares, Inc.	1,192	11,074
	Brookline Bancorp, Inc.	6,598	63,308
	Bryn Mawr Bank Corp.	1,874	48,799
	Business First Bancshares, Inc.	502	6,847
	Byline Bancorp, Inc.	2,819	36,534
	Cambridge Bancorp	700	37,933
	Capital City Bank Group, Inc.	1,405	26,456
	Capitol Federal Financial, Inc.	11,900	114,835
	Cathay General Bancorp	2,831	68,454
	CBTX, Inc.	2,345	37,028
	Central Valley Community Bancorp	1,568	20,604
	Civista Bancshares, Inc.	1,528	20,063
	CNB Financial Corp.	1,400	22,862
	Columbia Banking System, Inc.	6,550	189,491
	Comerica, Inc.	10,656	410,469

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Community Trust Bancorp, Inc.	1,321	$40,436
	ConnectOne Bancorp, Inc.	3,730	51,437
	Donegal Group, Inc., Class A	1,170	16,357
*	Donnelley Financial Solutions, Inc.	3,460	29,929
	Employers Holdings, Inc.	2,782	90,471
*	Encore Capital Group, Inc.	1,763	64,402
*	Enova International, Inc.	2,508	40,354
*	Enstar Group, Ltd.	1,574	264,353
	Enterprise Financial Services Corp.	2,190	63,641
*	Equity Bancshares, Inc., Class A	709	10,025
	Essent Group, Ltd.	8,737	313,047
	Farmers National Banc Corp.	2,396	25,901
	FB Financial Corp.	2,410	61,238
	FBL Financial Group, Inc., Class A	1,562	54,326
	Federal Agricultural Mortgage Corp., Class C	599	35,646
	Financial Institutions, Inc.	1,500	22,155
	First American Financial Corp.	9,123	465,364
	First Bancorp	2,400	49,584
	First BanCorp	13,801	75,077
	First Bancshares, Inc. (The)	816	16,247
	First Busey Corp.	4,979	85,141
	First Commonwealth Financial Corp.	8,200	64,534
	First Community Bancshares, Inc.	1,920	37,555
	First Financial Bancorp	8,190	113,964
	First Foundation, Inc.	3,764	57,853
#	First Hawaiian, Inc.	10,852	188,608
	First Interstate BancSystem, Inc., Class A	1,747	50,855
	First Merchants Corp.	4,500	109,935
	First Mid Bancshares, Inc.	1,080	26,363
	First Midwest Bancorp, Inc.	9,500	115,282
	First of Long Island Corp. (The)	900	13,419
	Flagstar Bancorp, Inc.	4,368	137,068
	Flushing Financial Corp.	1,509	16,720
	FNB Corp.	27,000	200,070
	Fulton Financial Corp.	13,524	131,183
	German American Bancorp, Inc.	2,236	63,592
	Global Indemnity, Ltd.	1,156	26,415
	Great Southern Bancorp, Inc.	1,325	47,793
*	Greenlight Capital Re, Ltd., Class A	1,669	10,782
	Guaranty Bancshares, Inc.	800	21,680
*	HarborOne Bancrop, Inc.	6,991	60,542
	Heartland Financial USA, Inc.	3,079	96,188
	Heritage Commerce Corp.	5,610	38,036
	Heritage Financial Corp.	3,286	62,155
	Heritage Insurance Holdings, Inc.	3,378	40,097
	Hope Bancorp, Inc.	10,298	86,812
	Horace Mann Educators Corp.	3,483	130,891
	Horizon Bancorp, Inc.	4,112	41,572
	Independent Bank Corp.	2,779	179,301
	Independent Bank Group, Inc.	3,940	173,084
	International Bancshares Corp.	5,791	176,162
	Invesco, Ltd.	35,162	353,026
	Investors Bancorp, Inc.	22,885	185,826
	Investors Title Co.	193	22,210
	Janus Henderson Group P.L.C.	15,592	325,717
	Kearny Financial Corp.	6,900	55,476
	Lakeland Bancorp, Inc.	4,740	48,253
	Live Oak Bancshares, Inc.	3,877	65,948
	Luther Burbank Corp.	4,158	39,792

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Macatawa Bank Corp.	2,792	$20,102
	Mercantile Bank Corp.	1,524	32,446
	Merchants Bancorp	717	13,214
	Mercury General Corp.	2,842	121,950
	Meridian Bancorp, Inc.	4,922	56,135
*	Metropolitan Bank Holding Corp.	782	23,132
	MidWestOne Financial Group, Inc.	1,514	27,373
*	Mr Cooper Group, Inc.	8,415	137,417
	National Bank Holdings Corp., Class A	2,500	69,450
	Navient Corp.	16,201	128,960
	NBT Bancorp, Inc.	3,620	107,840
	New York Community Bancorp, Inc.	39,115	411,881
*	Nicolet Bankshares, Inc.	1,065	59,661
	Northfield Bancorp, Inc.	1,442	13,858
	Northwest Bancshares, Inc.	10,600	104,410
	OceanFirst Financial Corp.	5,544	84,934
	OFG Bancorp	4,294	56,165
	Old National Bancorp	15,105	211,319
	OneMain Holdings, Inc.	9,196	263,925
	Origin Bancorp, Inc.	1,626	38,601
	Pacific Premier Bancorp, Inc.	7,889	165,748
	Park National Corp.	1,377	118,091
	PCSB Financial Corp.	1,860	20,683
	Peapack-Gladstone Financial Corp.	1,773	28,864
	Pennymac Financial Services, Inc.	6,708	323,728
	Peoples Financial Services Corp.	592	21,259
	People's United Financial, Inc.	35,803	386,314
	Pinnacle Financial Partners, Inc.	1,253	49,644
	Popular, Inc.	6,571	243,850
	Preferred Bank	1,000	37,250
	Prosperity Bancshares, Inc.	7,815	434,201
	Provident Financial Services, Inc.	5,511	75,225
	QCR Holdings, Inc.	1,900	56,772
	RBB Bancorp	1,856	23,757
	Red River Bancshares, Inc.	588	23,544
*	Regional Management Corp.	1,330	20,203
	Reinsurance Group of America, Inc.	400	34,100
	Reliant Bancorp, Inc.	1,025	15,119
	Renasant Corp.	5,140	119,402
	Republic Bancorp, Inc., Class A	873	26,382
	S&T Bancorp, Inc.	3,283	70,584
	Sandy Spring Bancorp, Inc.	1,768	40,876
	Santander Consumer USA Holdings, Inc.	14,035	257,683
*	Seacoast Banking Corp. of Florida	3,958	74,727
	Sierra Bancorp	1,400	24,612
	Simmons First National Corp., Class A	3,460	57,401
*	Southern First Bancshares, Inc.	900	21,960
	Southern National Bancorp of Virginia, Inc.	2,535	21,345
	Southside Bancshares, Inc.	2,785	77,144
	State Auto Financial Corp.	2,800	43,428
	Sterling Bancorp	16,253	182,846
	Stewart Information Services Corp.	1,999	83,858
	Stifel Financial Corp.	5,801	281,232
	Territorial Bancorp, Inc.	1,139	25,024
*	Third Point Reinsurance, Ltd.	8,482	66,075
	Tompkins Financial Corp.	1,260	81,308
	Towne Bank	6,073	107,128
	TriCo Bancshares	1,850	51,800
*	TriState Capital Holdings, Inc.	2,800	37,100

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Bancorp, Inc.	2,265	$59,343
	TrustCo Bank Corp. NY	8,634	49,991
	Trustmark Corp.	5,804	130,706
	UMB Financial Corp.	4,406	219,419
	Umpqua Holdings Corp.	18,405	199,694
	United Bankshares, Inc.	10,931	287,704
	United Community Banks, Inc.	6,400	114,752
	United Fire Group, Inc.	2,094	53,125
	United Insurance Holdings Corp.	3,336	24,686
	Universal Insurance Holdings, Inc.	2,700	47,277
	Univest Financial Corp.	2,700	41,283
	Unum Group	15,589	268,598
	Valley National Bancorp	34,045	254,316
	Veritex Holdings, Inc.	4,200	70,224
	Voya Financial, Inc.	10,637	525,468
	Washington Federal, Inc.	6,382	148,956
	Washington Trust Bancorp, Inc.	1,443	48,110
	WesBanco, Inc.	5,607	111,187
	West BanCorp, Inc.	1,689	27,716
	Western Alliance Bancorp	3,922	140,996
	White Mountains Insurance Group, Ltd.	265	233,234
*	World Acceptance Corp.	773	57,434
	WSFS Financial Corp.	4,237	120,882
	Zions Bancorp NA	12,558	407,758
TOTAL FINANCIALS			20,361,391
HEALTH CARE — (5.8%)
*	Acadia Healthcare Co., Inc.	9,144	272,583
*	Allscripts Healthcare Solutions, Inc.	15,831	142,479
*	AMAG Pharmaceuticals, Inc.	3,141	30,012
*	Amphastar Pharmaceuticals, Inc.	4,400	88,088
*	AnaptysBio, Inc.	1,677	30,119
*	AngioDynamics, Inc.	3,454	28,530
*	ANI Pharmaceuticals, Inc.	1,000	29,610
*	Anika Therapeutics, Inc.	1,337	48,667
*	Avanos Medical, Inc.	4,654	142,738
*	Brookdale Senior Living, Inc.	13,000	36,010
	Computer Programs and Systems, Inc.	1,366	33,713
*	CryoLife, Inc.	1,100	21,351
*	Enanta Pharmaceuticals, Inc.	1,960	89,866
	Envista Holdings Corp.	15,466	338,241
*	Evolent Health, Inc., Class A	8,438	98,303
*	HealthStream, Inc.	2,700	59,279
*	Inogen, Inc.	2,350	72,145
*	Integer Holdings Corp.	2,970	195,337
	Invacare Corp.	2,657	18,705
*	Jounce Therapeutics, Inc.	2,527	11,574
*	Lannett Co., Inc.	4,008	23,848
*	Lantheus Holdings, Inc.	1,411	19,020
*	Merit Medical Systems, Inc.	253	11,314
*	Mylan NV	5,298	85,351
*	Myriad Genetics, Inc.	2,915	35,184
	National HealthCare Corp.	1,499	88,921
*	Natus Medical, Inc.	2,539	47,175
*	NextGen Healthcare, Inc.	4,815	70,395
*	Orthofix Medical, Inc.	1,806	55,462
	Owens & Minor, Inc.	6,200	99,696
	Patterson Cos., Inc.	2,766	73,465
*	PDL BioPharma, Inc.	11,311	35,969

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Perrigo Co. P.L.C.	5,787	$306,827
*	Premier, Inc., Class A	6,255	218,737
*	Prestige Consumer Healthcare, Inc.	4,913	182,714
*	Select Medical Holdings Corp.	10,054	191,428
*	Supernus Pharmaceuticals, Inc.	5,379	119,763
*	Surgery Partners, Inc.	3,424	52,285
*	Taro Pharmaceutical Industries, Ltd.	400	26,004
*	Triple-S Management Corp., Class B	2,366	46,042
*	United Therapeutics Corp.	3,792	422,694
*	Vanda Pharmaceuticals, Inc.	4,600	46,368
*	Varex Imaging Corp.	1,366	21,419
TOTAL HEALTH CARE			4,067,431
INDUSTRIALS — (23.1%)
	AAR Corp.	1,226	21,112
	ABM Industries, Inc.	4,753	170,633
	Acuity Brands, Inc.	1,076	106,632
	ADT, Inc.	29,004	249,724
	AGCO Corp.	6,426	421,738
	Air Lease Corp.	10,293	269,882
	Alamo Group, Inc.	1,126	116,102
	Albany International Corp., Class A	503	24,184
	Allied Motion Technologies, Inc.	300	11,310
	Altra Industrial Motion Corp.	6,790	232,422
	AMERCO	1,672	531,245
*	American Woodmark Corp.	1,462	117,866
	Apogee Enterprises, Inc.	1,082	23,360
	Arcosa, Inc.	677	28,583
*	ASGN, Inc.	4,861	332,784
	Astec Industries, Inc.	2,404	106,954
*	Astronics Corp.	2,100	18,270
	AZZ, Inc.	935	29,527
	Barnes Group, Inc.	1,244	45,866
	Barrett Business Services, Inc.	644	33,926
*	Beacon Roofing Supply, Inc.	6,461	201,325
*	BMC Stock Holdings, Inc.	6,534	167,270
*	BrightView Holdings, Inc.	8,862	107,407
*	CAI International, Inc.	1,200	20,652
	Carlisle Cos., Inc.	531	63,232
*	CBIZ, Inc.	4,597	111,155
*	CECO Environmental Corp.	1,796	12,033
*	Chart Industries, Inc.	3,033	207,852
*	Colfax Corp.	11,005	320,025
	Columbus McKinnon Corp.	2,011	66,624
	Comfort Systems USA, Inc.	1,317	65,468
*	Construction Partners, Inc., Class A	2,768	45,810
	Cubic Corp.	2,641	110,922
	Curtiss-Wright Corp.	2,854	254,349
	Douglas Dynamics, Inc.	300	10,605
*	Dycom Industries, Inc.	2,669	114,313
*	Echo Global Logistics, Inc.	2,544	63,765
	EMCOR Group, Inc.	4,763	326,266
	Encore Wire Corp.	1,932	96,967
	Ennis, Inc.	2,000	34,600
	EnPro Industries, Inc.	1,928	92,023
	ESCO Technologies, Inc.	2,197	188,810
	Flowserve Corp.	8,910	248,322
	Forward Air Corp.	2,300	119,577
*	FTI Consulting, Inc.	271	32,368

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. P.L.C.	10,744	$113,242
	GATX Corp.	3,277	199,864
*	Gibraltar Industries, Inc.	2,734	141,403
*	GMS, Inc.	3,500	82,005
	Granite Construction, Inc.	3,892	66,008
*	Great Lakes Dredge & Dock Corp.	6,188	51,732
	Greenbrier Cos., Inc. (The)	800	20,584
	Griffon Corp.	2,572	58,822
	H&E Equipment Services, Inc.	613	10,783
*	Harsco Corp.	5,921	94,499
	Heartland Express, Inc.	544	11,035
	Heidrick & Struggles International, Inc.	1,768	35,767
	Helios Technologies, Inc.	2,707	102,406
*	Herc Holdings, Inc.	2,187	73,352
	Herman Miller, Inc.	4,412	103,373
	Hexcel Corp.	1,486	55,428
	HNI Corp.	3,597	106,831
*	Hub Group, Inc., Class A	2,829	149,654
*	Huron Consulting Group, Inc.	1,718	81,983
	Hyster-Yale Materials Handling, Inc.	1,000	37,310
	ICF International, Inc.	1,590	107,500
	Insteel Industries, Inc.	1,842	34,335
	Interface, Inc.	3,600	28,728
	ITT, Inc.	2,041	117,827
*	JELD-WEN Holding, Inc.	7,541	147,804
	Kaman Corp.	2,077	82,021
	KAR Auction Services, Inc.	10,752	162,678
	Kelly Services, Inc., Class A	2,500	37,025
	Kennametal, Inc.	2,990	80,610
	Kimball International, Inc., Class B	3,120	34,133
	Knight-Swift Transportation Holdings, Inc.	1,833	79,717
	Korn Ferry	4,471	125,635
*	Lawson Products, Inc.	740	22,111
*	Lydall, Inc.	1,810	29,322
	Macquarie Infrastructure Corp.	8,239	246,840
*	Manitowoc Co., Inc. (The)	3,162	33,707
	ManpowerGroup, Inc.	5,269	362,455
	Marten Transport, Ltd.	4,626	123,144
*	MasTec, Inc.	5,051	200,929
	Matthews International Corp., Class A	1,900	41,040
*	Maxar Technologies, Inc.	3,776	67,175
	McGrath RentCorp	200	11,604
*	Middleby Corp. (The)	4,321	358,902
	Miller Industries, Inc.	748	21,206
	Moog, Inc., Class A	2,499	134,246
	Mueller Industries, Inc.	4,787	133,845
	Mueller Water Products, Inc., Class A	12,972	131,277
*	MYR Group, Inc.	1,390	50,971
	Nielsen Holdings P.L.C.	8,884	128,196
*	Northwest Pipe Co.	1,003	24,925
*	NOW, Inc.	10,257	80,825
*	NV5 Global, Inc.	1,102	62,527
	nVent Electric P.L.C.	16,017	290,869
	Oshkosh Corp.	5,984	471,061
	Park Aerospace Corp.	1,000	10,780
*	PGT Innovations, Inc.	3,060	52,234
	Powell Industries, Inc.	486	12,903
	Primoris Services Corp.	4,530	72,616
	Quanta Services, Inc.	1,500	59,955

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Radiant Logistics, Inc.	3,253	$13,825
*	Resideo Technologies, Inc.	11,555	153,450
	Resources Connection, Inc.	2,864	32,363
	REV Group, Inc.	1,700	11,050
	Rexnord Corp.	995	28,825
	Rush Enterprises, Inc., Class A	2,507	119,283
	Ryder System, Inc.	300	10,989
	Schneider National, Inc., Class B	9,046	227,326
*	Sensata Technologies Holding P.L.C.	13,325	506,084
	Snap-on, Inc.	4,226	616,447
*	SP Plus Corp.	642	10,201
	Spirit AeroSystems Holdings, Inc., Class A	1,974	38,631
	Standex International Corp.	559	29,934
	Steelcase, Inc., Class A	7,300	78,329
	Terex Corp.	5,202	98,058
*	Textainer Group Holdings, Ltd.	5,609	47,340
	Textron, Inc.	19,318	674,971
*	Thermon Group Holdings, Inc.	2,800	37,940
	Timken Co. (The)	6,961	317,839
*	TriMas Corp.	3,661	85,667
	Trinity Industries, Inc.	1,531	29,900
	Triton International, Ltd.	6,596	207,576
*	TrueBlue, Inc.	2,397	36,986
*	U.S. Xpress Enterprises, Inc., Class A	3,436	31,474
	UFP Industries, Inc.	5,353	311,652
*	Univar Solutions, Inc.	16,006	282,826
	Universal Logistics Holdings, Inc.	1,545	28,382
*	Vectrus, Inc.	1,110	48,829
*	Veritiv Corp.	1,624	24,863
	Viad Corp.	1,500	21,690
	VSE Corp.	400	11,252
	Wabash National Corp.	5,048	57,497
	Werner Enterprises, Inc.	686	30,174
*	Willdan Group, Inc.	1,100	27,126
	Woodward, Inc.	922	69,095
*	XPO Logistics, Inc.	378	28,358
TOTAL INDUSTRIALS			16,229,851
INFORMATION TECHNOLOGY — (9.9%)
	Alliance Data Systems Corp.	700	31,052
*	Alpha & Omega Semiconductor, Ltd.	2,593	28,238
	Amdocs, Ltd.	1,822	113,146
*	Amkor Technology, Inc.	24,923	338,828
*	Arlo Technologies, Inc.	5,911	24,944
*	Arrow Electronics, Inc.	6,985	500,266
	Avnet, Inc.	1,669	44,596
*	Axcelis Technologies, Inc.	2,774	81,611
*	AXT, Inc.	4,947	23,696
*	CACI International, Inc., Class A	2,540	527,863
	Cass Information Systems, Inc.	1,356	48,585
	Cohu, Inc.	3,517	66,225
	Comtech Telecommunications Corp.	1,361	22,348
	CTS Corp.	2,400	47,664
	Daktronics, Inc.	4,340	18,098
*	Digi International, Inc.	2,654	32,166
*	Diodes, Inc.	800	41,160
	DXC Technology Co.	10,393	186,139
	Ebix, Inc.	2,541	56,042
*	EchoStar Corp., Class A	1,400	38,220

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ePlus, Inc.	1,141	$85,050
*	Fabrinet	600	43,578
*	First Solar, Inc.	8,932	531,901
*	Flex, Ltd.	50,347	578,487
*	Harmonic, Inc.	7,384	41,203
*	Insight Enterprises, Inc.	2,900	144,536
	InterDigital, Inc.	2,595	155,752
*	j2 Global, Inc.	3,269	185,418
	Jabil, Inc.	3,052	106,393
*	Kimball Electronics, Inc.	2,368	31,447
*	Knowles Corp.	8,321	126,978
	Kulicke & Soffa Industries, Inc.	5,200	123,240
	ManTech International Corp., Class A	489	34,025
	Methode Electronics, Inc.	764	21,545
	MTS Systems Corp.	1,256	23,299
*	NCR Corp.	2,200	40,546
*	NeoPhotonics Corp.	4,900	44,639
*	NETGEAR, Inc.	2,600	79,950
*	Netscout Systems, Inc.	6,500	165,490
*	ON Semiconductor Corp.	4,171	85,923
*	OSI Systems, Inc.	812	57,619
	PC Connection, Inc.	2,203	96,271
*	Plexus Corp.	2,463	182,976
*	Ribbon Communications, Inc.	11,907	52,391
*	Rogers Corp.	300	35,757
*	Sanmina Corp.	6,202	184,075
*	ScanSource, Inc.	1,866	42,825
*	SMART Global Holdings, Inc.	1,088	30,344
*	StarTek, Inc.	2,568	12,532
*	Super Micro Computer, Inc.	4,379	132,706
	SYNNEX Corp.	4,942	616,465
*	Telenav, Inc.	2,051	10,634
*	TTM Technologies, Inc.	9,659	118,902
*	Ultra Clean Holdings, Inc.	1,988	59,819
*	ViaSat, Inc.	1,167	44,299
*	Virtusa Corp.	2,542	103,205
	Vishay Intertechnology, Inc.	11,172	175,289
*	Vishay Precision Group, Inc.	1,180	30,031
*	Zix Corp.	3,535	25,151
TOTAL INFORMATION TECHNOLOGY			6,931,578
MATERIALS — (6.6%)
*	AdvanSix, Inc.	2,567	31,959
	Albemarle Corp.	342	28,201
	American Vanguard Corp.	3,000	40,380
	Boise Cascade Co.	3,306	154,027
	Caledonia Mining Corp., P.L.C.	800	18,344
	Domtar Corp.	4,595	96,449
*	Element Solutions, Inc.	21,124	229,407
*	Ferro Corp.	1,100	12,859
	Graphic Packaging Holding Co.	800	11,152
	Greif, Inc., Class A	2,231	77,616
	Greif, Inc., Class B	1,321	51,902
	Hawkins, Inc.	1,003	51,685
	HB Fuller Co.	4,348	197,138
	Hecla Mining Co.	49,355	272,440
	Huntsman Corp.	18,728	346,468
	Innospec, Inc.	2,073	155,827
*	Kraton Corp.	1,100	14,465

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Kronos Worldwide, Inc.	5,844	$65,687
#*	Livent Corp.	12,321	77,253
	Materion Corp.	1,700	97,614
	Mercer International, Inc.	4,342	32,348
	Minerals Technologies, Inc.	1,136	53,256
	Neenah, Inc.	1,418	63,257
	PH Glatfelter Co.	4,160	66,269
*	PQ Group Holdings, Inc.	3,038	37,276
	Rayonier Advanced Materials, Inc.	6,900	20,079
	Reliance Steel & Aluminum Co.	5,407	531,292
	Sensient Technologies Corp.	200	10,442
	Steel Dynamics, Inc.	18,142	497,272
	Stepan Co.	442	48,266
	Tecnoglass, Inc.	2,164	10,712
	Trinseo SA	1,381	29,968
*	UFP Technologies, Inc.	718	30,974
	Westlake Chemical Corp.	7,321	398,994
	WestRock Co.	22,016	591,350
	Worthington Industries, Inc.	4,605	172,319
TOTAL MATERIALS			4,624,947
REAL ESTATE — (1.6%)
	CTO Realty Growth, Inc.	23	912
*	Cushman & Wakefield P.L.C.	3,500	37,450
*	Five Point Holdings LLC, Class A	5,774	27,715
*	Forestar Group, Inc.	4,397	76,112
*	FRP Holdings, Inc.	1,100	43,032
*	Howard Hughes Corp. (The)	1,319	70,158
	Jones Lang LaSalle, Inc.	3,959	391,585
	Kennedy-Wilson Holdings, Inc.	2,400	35,616
*	Marcus & Millichap, Inc.	3,313	90,246
	Newmark Group, Inc., Class A	13,000	52,910
	RE/MAX Holdings, Inc., Class A	1,441	46,645
	Realogy Holdings Corp.	10,545	95,538
*	St Joe Co. (The)	4,966	102,349
*	Tejon Ranch Co.	3,140	45,059
TOTAL REAL ESTATE			1,115,327
UTILITIES — (0.0%)
	Genie Energy, Ltd., Class B	1,300	10,569
TOTAL COMMON STOCKS Cost ($65,353,162)			69,021,900

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	871,297	871,297
SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	34,743	402,015
TOTAL INVESTMENTS — (100.0%)
(Cost $66,626,474)^^			$70,295,212

U.S. Sustainability Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,210,000	—	—	$2,210,000
Consumer Discretionary	9,732,265	—	—	9,732,265
Consumer Staples	2,188,986	—	—	2,188,986
Energy	1,549,555	—	—	1,549,555
Financials	20,361,391	—	—	20,361,391
Health Care	4,067,431	—	—	4,067,431
Industrials	16,229,851	—	—	16,229,851
Information Technology	6,931,578	—	—	6,931,578
Materials	4,624,947	—	—	4,624,947
Real Estate	1,115,327	—	—	1,115,327
Utilities	10,569	—	—	10,569
Temporary Cash Investments	871,297	—	—	871,297
Securities Lending Collateral	—	$402,015	—	402,015
TOTAL	$69,893,197	$402,015	—	$70,295,212

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.0%)
	A2B Australia, Ltd.	17,255	$10,916
	Accent Group, Ltd.	106,423	105,706
#	Adairs, Ltd.	73,277	129,257
*	Afterpay, Ltd.	18,498	899,720
*	Ainsworth Game Technology, Ltd.	11,413	3,332
#*	Alkane Resources, Ltd.	42,032	37,282
	ALS, Ltd.	147,978	897,138
	Altium, Ltd.	26,789	625,904
	AMA Group, Ltd.	49,486	18,408
*	AMP, Ltd.	1,350,578	1,405,280
	Ampol, Ltd.	104,785	1,964,196
#	AP Eagers, Ltd.	29,034	166,793
	APA Group	62,345	488,391
	Appen, Ltd.	6,940	176,771
	ARB Corp., Ltd.	13,043	178,500
#*	Ardent Leisure Group, Ltd.	46,049	10,703
	Aristocrat Leisure, Ltd.	56,540	1,060,097
	Atlas Arteria, Ltd.	252,197	1,178,725
	AUB Group, Ltd.	21,409	199,922
	Aurelia Metals, Ltd.	163,081	63,930
	Austal, Ltd.	74,939	176,957
	Australia & New Zealand Banking Group, Ltd.	160,648	2,040,341
#	Australian Ethical Investment, Ltd.	12,237	52,925
	Australian Finance Group, Ltd.	45,548	54,586
	Australian Pharmaceutical Industries, Ltd.	123,165	97,471
#*	Australian Strategic Materials, Ltd.	8,406	7,627
	Auswide Bank, Ltd.	3,218	10,421
	Baby Bunting Group, Ltd.	14,204	35,250
#	Bank of Queensland, Ltd.	160,543	679,293
	Bapcor, Ltd.	98,549	441,903
	Beacon Lighting Group, Ltd.	16,134	12,878
	Bell Financial Group, Ltd.	28,791	24,417
	Bingo Industries, Ltd.	49,484	67,989
	Blackmores, Ltd.	5,191	260,757
	Boral, Ltd.	85,772	219,411
	Brambles, Ltd.	180,917	1,396,819
	Bravura Solutions, Ltd.	48,295	144,064
	Breville Group, Ltd.	23,386	431,310
	Brickworks, Ltd.	8,530	99,609
	BWX, Ltd.	36,233	101,131
#*	Cardno, Ltd.	42,097	9,656
	Carsales.com, Ltd.	75,398	985,685
#*	Catapult Group International, Ltd.	36,268	42,356
	Cedar Woods Properties, Ltd.	23,018	83,723
	Challenger, Ltd.	275,746	850,272
*	Champion Iron, Ltd.	43,774	87,823
	Citadel Group, Ltd. (The)	4,449	11,486
	City Chic Collective, Ltd.	6,211	15,136
	Class, Ltd.	10,274	9,861
	Clean Seas Seafood, Ltd.	14,344	5,651
#	Clinuvel Pharmaceuticals, Ltd.	6,242	98,454
	CML Group, Ltd.	68,344	17,008
	Coca-Cola Amatil, Ltd.	109,260	637,696
	Cochlear, Ltd.	12,828	1,750,556
	Codan, Ltd.	36,432	212,600

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Coles Group, Ltd.	133,704	$1,733,433
#	Collection House, Ltd.	24,532	14,263
	Collins Foods, Ltd.	23,791	160,832
	Commonwealth Bank of Australia	124,911	6,354,828
	Computershare, Ltd.	185,306	1,773,535
#	Corporate Travel Management, Ltd.	21,698	135,742
	Credit Corp. Group, Ltd.	11,811	158,907
	Crown Resorts, Ltd.	30,309	193,773
	CSL, Ltd.	30,936	6,017,134
	CSR, Ltd.	144,017	359,068
	Data#3, Ltd.	43,983	177,602
	Decmil Group, Ltd.	72,680	2,825
	Dicker Data, Ltd.	14,724	79,812
	Domain Holdings Australia, Ltd.	86,188	202,902
	Domino's Pizza Enterprises, Ltd.	10,182	537,646
	DWS, Ltd.	10,135	6,075
*	Eclipx Group, Ltd.	112,092	110,066
	Elanor Investor Group	5,923	4,395
	Elders, Ltd.	31,351	229,256
#*	Emeco Holdings, Ltd.	89,549	64,868
*	EML Payments, Ltd.	96,238	214,993
	EQT Holdings, Ltd.	1,779	32,711
	Estia Health, Ltd.	35,289	36,620
#	EVENT Hospitality and Entertainment, Ltd.	14,335	76,015
	Evolution Mining, Ltd.	151,678	647,970
*	Fleetwood Corp., Ltd.	38,317	41,643
#	FlexiGroup, Ltd.	71,549	63,809
	Flight Centre Travel Group, Ltd.	27,363	207,650
	Fortescue Metals Group, Ltd.	409,002	5,090,933
	Freedom Foods Group, Ltd.	19,712	42,391
#*	Galaxy Resources, Ltd.	28,503	22,360
	Genworth Mortgage Insurance Australia, Ltd.	97,139	117,512
*	Gold Road Resources, Ltd.	19,058	25,656
	GUD Holdings, Ltd.	14,479	115,532
#	GWA Group, Ltd.	76,429	155,366
	Hansen Technologies, Ltd.	35,326	73,901
#	Harvey Norman Holdings, Ltd.	103,542	273,727
	Healius, Ltd.	132,352	306,800
	Helloworld Travel, Ltd.	3,146	3,531
#	HT&E, Ltd.	96,349	82,406
	HUB24, Ltd.	6,184	59,217
	Huon Aquaculture Group, Ltd.	3,674	8,205
	IGO, Ltd.	149,524	492,163
	Iluka Resources, Ltd.	70,153	455,212
	Imdex, Ltd.	131,514	124,396
*	Imugene, Ltd.	1,293,602	54,713
	Infigen Energy	410,061	268,840
	Infomedia, Ltd.	90,028	118,828
	Insurance Australia Group, Ltd.	352,601	1,283,679
#*	Intega Group, Ltd.	42,097	9,345
	Integral Diagnostics, Ltd.	21,732	57,537
#	Integrated Research, Ltd.	29,009	84,236
#	InvoCare, Ltd.	23,676	161,371
*	ioneer, Ltd.	197,318	17,650
#	IOOF Holdings, Ltd.	45,615	148,034
	IPH, Ltd.	16,637	88,163
	IRESS, Ltd.	73,649	541,055
	IVE Group, Ltd.	31,659	17,799
	James Hardie Industries P.L.C.	70,949	1,464,340

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Japara Healthcare, Ltd.	60,696	$20,680
#	JB Hi-Fi, Ltd.	52,162	1,708,286
	Johns Lyng Group, Ltd.	16,885	29,047
#	Jumbo Interactive, Ltd.	3,096	23,971
#	Jupiter Mines, Ltd.	210,857	44,354
*	Karoon Energy, Ltd.	195,371	99,049
#	Kogan.com, Ltd.	5,729	68,155
	Lendlease Corp., Ltd.	123,422	1,002,627
	Lifestyle Communities, Ltd.	18,152	112,041
	Link Administration Holdings, Ltd.	235,682	669,296
#	Lovisa Holdings, Ltd.	11,914	53,849
	Lycopodium, Ltd.	4,037	12,966
#*	Lynas Corp., Ltd.	138,897	223,285
	MACA, Ltd.	80,843	53,955
	Macmahon Holdings, Ltd.	458,170	83,279
	Macquarie Group, Ltd.	40,189	3,531,907
*	Macquarie Telecom Group, Ltd.	851	27,458
	Magellan Financial Group, Ltd.	34,708	1,507,898
	McMillan Shakespeare, Ltd.	35,589	224,676
	McPherson's, Ltd.	44,716	94,130
	Medibank Pvt, Ltd.	1,017,217	2,031,480
*	Medusa Mining, Ltd.	27,561	16,890
#*	Mesoblast, Ltd.	49,950	132,801
#*	Metals X, Ltd.	37,047	2,262
	Metcash, Ltd.	531,517	1,025,020
	Michael Hill International, Ltd.	11,133	2,622
	Mineral Resources, Ltd.	50,388	927,837
#*	MMA Offshore, Ltd.	57,644	2,225
	MNF Group, Ltd.	4,580	17,806
	Moelis Australia, Ltd.	1,893	4,452
	Monadelphous Group, Ltd.	36,458	230,152
	Monash IVF Group, Ltd.	94,248	35,245
#	Money3 Corp., Ltd.	40,376	48,903
	Mortgage Choice, Ltd.	17,757	8,809
	Mount Gibson Iron, Ltd.	167,974	84,848
#*	Myer Holdings, Ltd.	113,042	16,442
	MyState, Ltd.	14,331	38,755
	National Australia Bank, Ltd.	314,094	3,921,173
	Navigator Global Investments, Ltd.	42,354	40,004
	Netwealth Group, Ltd.	22,543	193,598
	Newcrest Mining, Ltd.	17,257	439,636
	nib holdings, Ltd.	176,824	556,306
#	Nick Scali, Ltd.	24,435	127,796
	Nine Entertainment Co. Holdings, Ltd.	475,801	456,797
	Northern Star Resources, Ltd.	147,760	1,677,036
	NRW Holdings, Ltd.	80,653	105,262
*	Nufarm, Ltd.	132,937	380,466
	Objective Corp., Ltd.	7,029	53,124
	OM Holdings, Ltd.	12,020	2,819
	Omni Bridgeway, Ltd.	43,274	141,609
#*	Onevue Holdings, Ltd.	67,609	18,075
	oOh!media, Ltd.	165,742	87,430
	Orica, Ltd.	30,047	372,191
	Orora, Ltd.	262,648	429,388
#	Over the Wire Holdings, Ltd.	3,409	9,288
	OZ Minerals, Ltd.	113,447	1,101,102
	Pacific Current Group, Ltd.	24,203	98,157
*	Pact Group Holdings, Ltd.	95,712	143,635
	Peet, Ltd.	170,712	104,465

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Pendal Group, Ltd.	82,654	$341,627
	Perenti Global, Ltd.	266,230	227,943
#	Perpetual, Ltd.	13,703	297,800
#*	Perseus Mining, Ltd.	136,097	154,929
*	Pioneer Credit, Ltd.	5,734	1,188
	Platinum Asset Management, Ltd.	59,485	158,137
*	Praemium, Ltd.	32,007	9,974
	Premier Investments, Ltd.	20,434	243,301
	Pro Medicus, Ltd.	16,551	282,884
	Propel Funeral Partners, Ltd.	6,597	12,790
	PWR Holdings, Ltd.	9,899	30,966
	QBE Insurance Group, Ltd.	226,801	1,588,394
	Qube Holdings, Ltd.	140,873	272,207
	Ramelius Resources, Ltd.	127,762	201,966
	Ramsay Health Care, Ltd.	30,049	1,328,139
#	REA Group, Ltd.	9,090	701,928
	Reckon, Ltd.	5,948	2,917
#	Reece, Ltd.	46,533	329,918
#	Regis Healthcare, Ltd.	41,808	39,533
	Regis Resources, Ltd.	61,978	252,547
*	Reject Shop, Ltd. (The)	3,970	17,411
	Reliance Worldwide Corp., Ltd.	181,940	346,171
*	Resolute Mining, Ltd.	190,084	181,643
#	Rhipe, Ltd.	11,565	15,481
	Rio Tinto, Ltd.	10,096	738,913
#*	RPMGlobal Holdings, Ltd.	20,564	13,832
	Sandfire Resources, Ltd.	73,383	249,403
*	Saracen Mineral Holdings, Ltd.	113,838	496,213
	Seek, Ltd.	98,673	1,517,645
	Servcorp, Ltd.	11,029	16,358
	Service Stream, Ltd.	118,480	151,078
#	Seven Group Holdings, Ltd.	35,927	434,723
#*	Seven West Media, Ltd.	246,158	17,408
	SG Fleet Group, Ltd.	32,586	35,097
	Sigma Healthcare, Ltd.	201,340	95,821
*	Silver Lake Resources, Ltd.	85,282	152,645
	Sims Metal Management, Ltd., Sponsored ADR	819	4,595
	Sims, Ltd.	95,028	534,720
	SmartGroup Corp., Ltd.	14,052	60,451
*	SolGold P.L.C.	103,298	33,687
	Sonic Healthcare, Ltd.	42,816	980,255
	Southern Cross Media Group, Ltd.	520,980	60,421
#	SRG Global, Ltd.	57,132	11,540
	St Barbara, Ltd.	132,309	325,059
	Star Entertainment Grp, Ltd. (The)	170,014	307,396
	Steadfast Group, Ltd.	127,278	305,320
	Suncorp Group, Ltd.	164,946	1,007,458
#	Sunland Group, Ltd.	10,665	8,976
	Super Retail Group, Ltd.	37,761	238,667
*	Superloop, Ltd.	19,932	15,868
	Sydney Airport	74,003	277,166
#*	Syrah Resources, Ltd.	20,646	4,921
	Tabcorp Holdings, Ltd.	616,692	1,559,504
	Tassal Group, Ltd.	51,172	131,544
	Technology One, Ltd.	77,271	463,702
*	Tiger Resources, Ltd.	41,785	8
*	TPG Telecom, Ltd.	61,955	355,881
	Transurban Group	224,618	2,221,811
	Treasury Wine Estates, Ltd.	120,307	923,685

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Tuas, Ltd.	30,977	$15,603
#	Virtus Health, Ltd.	13,263	27,557
	Vita Group, Ltd.	31,300	22,914
	Viva Energy Group, Ltd.	339,522	387,646
*	Vocus Group, Ltd.	53,910	111,186
#	Webjet, Ltd.	33,562	67,020
	Wesfarmers, Ltd.	48,914	1,626,280
	Western Areas, Ltd.	92,696	159,010
*	Westgold Resources, Ltd.	94,982	163,300
	Westpac Banking Corp.	336,892	4,045,658
#	Westpac Banking Corp., Sponsored ADR	3,800	46,170
	WiseTech Global, Ltd.	13,304	195,590
	Woolworths Group, Ltd.	81,912	2,267,655
	Worley, Ltd.	141,812	822,879
	WPP AUNZ, Ltd.	117,442	25,158
*	Xero, Ltd.	10,814	693,109
TOTAL AUSTRALIA			108,342,479
AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	2,065	42,686
	ANDRITZ AG	27,149	911,510
*	CA Immobilien Anlagen AG	17,925	561,821
*	DO & CO AG	711	36,661
*	Erste Group Bank AG	13,436	300,741
#*	FACC AG	2,711	16,769
*	Flughafen Wien AG	1,870	56,494
*	IMMOFINANZ AG	14,671	241,986
*	Lenzing AG	1,020	47,458
	Mayr Melnhof Karton AG	2,933	454,441
#	Oesterreichische Post AG	10,635	340,284
*	Palfinger AG	3,765	103,308
#*	POLYTEC Holding AG	633	3,750
#*	Porr AG	1,946	31,661
	Raiffeisen Bank International AG	50,122	862,192
#	Rosenbauer International AG	1,549	57,326
#	S IMMO AG	8,477	148,317
*	S&T AG	11,559	313,462
	Schoeller-Bleckmann Oilfield Equipment AG	2,586	67,742
*	Semperit AG Holding	1,318	25,993
	Strabag SE	3,193	94,140
	UBM Development AG	1,355	44,751
	UNIQA Insurance Group AG	39,836	251,808
	Verbund AG	6,109	320,567
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,332	296,431
*	Wienerberger AG	7,824	180,056
	Zumtobel Group AG	9,377	71,476
TOTAL AUSTRIA			5,883,831
BELGIUM — (1.0%)
	Ageas SA	46,619	1,745,231
*	AGFA-Gevaert NV	41,929	169,986
*	Argenx SE, ADR	1,656	381,095
	Atenor	431	29,485
	Banque Nationale de Belgique	8	18,168
	Barco NV	29,323	577,679
	Bekaert SA	16,523	321,703
#*	Biocartis NV	1,000	5,224
*	bpost SA	38,773	252,197

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Cie d'Entreprises CFE	3,011	$191,189
	Colruyt SA	22,440	1,303,239
*	Deceuninck NV	9,767	14,585
	D'ieteren SA	7,659	413,450
	Econocom Group SA	47,430	131,667
	Elia Group SA	9,036	983,453
	EVS Broadcast Equipment SA	2,905	52,663
#*	Exmar NV	1,527	3,592
	Fagron	19,167	428,649
*	Galapagos NV	1,355	251,549
*	Galapagos NV	817	151,734
*	Galapagos NV, Sponsored ADR	491	90,413
	Gimv NV	5,738	309,192
	Immobel SA	3,531	272,631
*	Jensen-Group NV	1,156	28,717
	KBC Group NV	28,974	1,651,992
*	Kinepolis Group NV	2,000	71,132
	Lotus Bakeries NV	54	178,774
	Melexis NV	5,690	487,782
#*	Ontex Group NV	26,241	375,259
	Orange Belgium SA	14,983	250,870
#*	Oxurion NV	5,875	19,375
	Picanol	86	5,025
	Proximus SADP	79,116	1,627,496
	Recticel SA	12,958	131,206
	Resilux	110	16,251
*	Roularta Media Group NV	245	3,367
*	Sioen Industries NV	1,156	23,711
	Telenet Group Holding NV	12,366	479,707
*	Tessenderlo Group SA	9,945	295,363
	UCB SA	35,783	4,597,820
#	Umicore SA	66,751	3,152,457
*	Van de Velde NV	2,854	64,211
TOTAL BELGIUM			21,559,289
CANADA — (7.8%)
*	5N Plus, Inc.	31,797	41,306
	Absolute Software Corp.	13,600	160,830
	Acadian Timber Corp.	2,500	30,199
	Aecon Group, Inc.	19,264	202,211
#*	Africa Oil Corp.	13,871	11,495
	AG Growth International, Inc.	2,900	64,995
	AGF Management, Ltd., Class B	24,318	96,041
	Agnico Eagle Mines, Ltd.	6,728	534,292
#	Agnico Eagle Mines, Ltd.	29,001	2,305,289
#*	Aimia, Inc.	40,823	94,785
	AirBoss of America Corp.	4,300	79,005
*	Alacer Gold Corp.	51,456	397,603
	Alamos Gold, Inc., Class A	38,649	408,867
	Alamos Gold, Inc., Class A	48,744	516,691
#	Alaris Royalty Corp.	9,789	97,053
*	Alcanna, Inc.	5,628	17,689
#*	Alexco Resource Corp.	5,397	15,351
	Algoma Central Corp.	1,600	12,423
#	Algonquin Power & Utilities Corp.	84,000	1,158,923
	Algonquin Power & Utilities Corp.	9,626	132,743
#	Alimentation Couche-Tard, Inc., Class B	126,739	4,404,569
#	AltaGas, Ltd.	47,456	594,506
	Altus Group, Ltd.	7,075	225,331

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Andrew Peller, Ltd., Class A	9,100	$57,204
#*	Aphria, Inc.	9,300	44,407
*	Argonaut Gold, Inc.	95,000	198,589
*	Aritzia, Inc.	28,727	380,253
*	ATS Automation Tooling Systems, Inc.	13,150	170,235
#*	Aurora Cannabis, Inc.	2,673	27,239
#	AutoCanada, Inc.	2,455	25,751
	B2Gold Corp.	186,891	1,294,821
	B2Gold Corp.	215,095	1,484,155
#	Badger Daylighting, Ltd.	13,735	297,064
#	Bank of Montreal	25,837	1,413,517
	Bank of Montreal	26,327	1,461,675
	Bank of Nova Scotia (The)	92,027	3,779,465
	Bank of Nova Scotia (The)	42,323	1,740,322
	Barrick Gold Corp.	1,016	29,362
	Barrick Gold Corp.	141,048	4,077,698
	Barrick Gold Corp.	13,245	385,791
*	Bausch Health Cos., Inc.	5,662	103,445
	BCE, Inc.	4,008	168,045
	BCE, Inc.	15,082	632,388
#	Bird Construction, Inc.	13,800	70,677
*	BlackBerry, Ltd.	52,256	247,733
*	BlackBerry, Ltd.	81,364	385,665
	BMTC Group, Inc.	1,803	12,195
#	Boralex, Inc., Class A	42,788	1,116,139
	Bridgemarq Real Estate Services	1,000	9,384
	BRP, Inc.	8,987	402,568
	BRP, Inc.	2,100	94,038
	CAE, Inc.	47,504	708,951
	CAE, Inc.	56,370	841,604
	Calian Group, Ltd.	2,800	123,857
	Cameco Corp.	32,176	327,177
#	Cameco Corp.	72,214	733,694
#	Canaccord Genuity Group, Inc.	32,340	187,842
#*	Canada Goose Holdings, Inc.	6,300	140,209
#*	Canada Goose Holdings, Inc.	9,772	217,720
	Canadian Imperial Bank of Commerce	45,712	3,164,638
	Canadian Imperial Bank of Commerce	21,605	1,498,307
#	Canadian Tire Corp., Ltd., Class A	21,914	2,020,352
	Canadian Western Bank	13,782	234,596
*	Canfor Corp.	17,314	206,561
#	Canfor Pulp Products, Inc.	12,900	53,162
#*	Canopy Growth Corp.	6,700	122,350
#*	Canopy Growth Corp.	7,400	135,272
	CanWel Building Materials Group, Ltd.	6,923	30,184
*	Capstone Mining Corp.	19,300	15,273
	Cascades, Inc.	23,997	273,571
	CCL Industries, Inc., Class B	55,529	1,847,305
*	Celestica, Inc.	12,726	105,244
*	Celestica, Inc.	10,522	86,881
	Centerra Gold, Inc.	65,507	821,614
	Cervus Equipment Corp.	4,800	25,443
#	CES Energy Solutions Corp.	67,953	47,181
*	CGI, Inc.	29,764	2,124,852
*	CGI, Inc.	20,323	1,451,567
#	Chesswood Group, Ltd.	1,100	3,950
#*	China Gold International Resources Corp., Ltd.	34,632	33,871
	CI Financial Corp.	87,586	1,203,821
#	Cineplex, Inc.	16,175	96,607

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Clearwater Seafoods, Inc.	3,100	$13,655
	Cogeco Communications, Inc.	7,025	535,483
	Cogeco, Inc.	2,229	135,642
	Colliers International Group, Inc.	4,681	253,192
	Colliers International Group, Inc.	8,051	434,834
#	Computer Modelling Group, Ltd.	33,554	124,000
	Constellation Software, Inc.	2,445	2,892,071
#*	Copper Mountain Mining Corp.	14,100	7,369
	Corby Spirit and Wine, Ltd.	4,000	48,259
	Corus Entertainment, Inc., Class B	81,390	145,833
*	CRH Medical Corp.	36,301	85,098
*	CRH Medical Corp.	3,300	7,722
#*	Denison Mines Corp.	45,000	20,829
*	Descartes Systems Group, Inc. (The)	600	33,780
*	Descartes Systems Group, Inc. (The)	7,600	428,108
#*	DIRTT Environmental Solutions	4,500	7,492
	Dollarama, Inc.	32,616	1,192,677
	Dorel Industries, Inc., Class B	5,728	41,438
	DREAM Unlimited Corp., Class A	11,824	158,101
	Dundee Precious Metals, Inc.	16,725	126,113
	ECN Capital Corp.	80,062	282,125
*	EcoSynthetix, Inc.	10,000	17,246
	E-L Financial Corp., Ltd.	600	311,768
*	Eldorado Gold Corp.	38,946	489,343
*	Eldorado Gold Corp.	12,039	151,571
	Element Fleet Management Corp.	153,207	1,285,637
	Empire Co., Ltd., Class A	48,998	1,258,741
	Enbridge, Inc.	32,057	1,026,015
#	Enbridge, Inc.	51,016	1,632,512
*	Endeavour Mining Corp.	34,834	938,557
#*	Endeavour Silver Corp.	13,413	58,381
#	Enerflex, Ltd.	47,080	174,689
#*	Energy Fuels, Inc.	205	351
	Enghouse Systems, Ltd.	11,900	674,403
#	Ensign Energy Services, Inc.	27,178	13,595
*	Equinox Gold Corp.	8,688	103,995
	Equitable Group, Inc.	1,900	109,976
#*	ERO Copper Corp.	17,456	210,079
*	Essential Energy Services Trust	12,100	1,220
	Evertz Technologies, Ltd.	9,230	85,929
	Exco Technologies, Ltd.	6,124	29,078
#	Extendicare, Inc.	14,600	61,258
	Fairfax Financial Holdings, Ltd.	4,080	1,278,356
	Fiera Capital Corp.	16,994	131,314
	Finning International, Inc.	57,042	813,395
	Firm Capital Mortgage Investment Corp.	4,200	36,373
#*	First Majestic Silver Corp.	8,237	109,954
#*	First Majestic Silver Corp.	7,400	98,642
	First National Financial Corp.	2,500	64,411
	First Quantum Minerals, Ltd.	90,650	766,103
	FirstService Corp.	6,501	777,195
	FirstService Corp.	4,815	575,880
#*	Fission Uranium Corp.	18,500	5,387
#*	Fortuna Silver Mines, Inc.	43,326	290,145
#*	Galiano Gold, Inc.	10,852	20,255
	Gamehost, Inc.	900	3,951
*	GDI Integrated Facility Services, Inc.	3,500	79,383
*	Gear Energy, Ltd.	26,600	3,277
#	Genworth MI Canada, Inc.	14,538	360,235

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	George Weston, Ltd.	31,411	$2,372,504
	Gibson Energy, Inc.	53,836	886,649
#	GMP Capital, Inc.	20,837	18,823
#	goeasy, Ltd.	1,700	71,315
	GoldMoney, Inc.	13,300	21,348
*	Great Canadian Gaming Corp.	13,700	271,862
	Great-West Lifeco, Inc.	38,890	687,532
	Guardian Capital Group, Ltd., Class A	4,250	65,743
*	Guyana Goldfields, Inc.	21,834	29,341
	Hardwoods Distribution, Inc.	3,900	50,226
*	Headwater Exploration, Inc.	21,500	20,064
*	Heroux-Devtek, Inc.	5,777	40,973
#	High Liner Foods, Inc.	1,530	6,328
	HLS Therapeutics, Inc.	2,100	27,813
*	Home Capital Group, Inc.	20,300	341,453
#	Horizon North Logistics, Inc.	2,800	7,358
	Hudbay Minerals, Inc.	15,613	49,337
#	Hudbay Minerals, Inc.	64,431	202,512
#	Hydro One, Ltd.	56,529	1,204,478
	iA Financial Corp., Inc.	48,472	1,701,921
*	IAMGOLD Corp.	80,946	404,292
*	IAMGOLD Corp.	30,334	151,063
*	IBI Group, Inc.	11,900	50,285
#	IGM Financial, Inc.	34,200	840,797
*	Imperial Metals Corp.	2,300	5,169
	Information Services Corp.	2,743	36,186
	Innergex Renewable Energy, Inc.	58,333	1,001,214
	Intact Financial Corp.	12,313	1,344,323
#	Inter Pipeline, Ltd.	23,499	220,174
*	Interfor Corp.	16,742	194,362
*	Intertain Group, Ltd. (The)	1,300	11,629
#	Intertape Polymer Group, Inc.	25,100	299,825
	Invesque, Inc.	4,700	9,964
*	IPL Plastics, Inc.	1,800	13,385
*	Ivanhoe Mines, Ltd., Class A	98,358	346,597
	Jamieson Wellness, Inc.	9,874	284,252
	K-Bro Linen, Inc.	900	18,881
	Keyera Corp.	21,257	323,112
*	Kinaxis, Inc.	3,980	604,376
*	Kinross Gold Corp.	298,651	2,787,067
*	Kinross Gold Corp.	106,246	995,525
	Kirkland Lake Gold, Ltd.	34,944	1,908,381
	Kirkland Lake Gold, Ltd.	3,908	213,377
*	Knight Therapeutics, Inc.	23,582	121,832
	KP Tissue, Inc.	2,300	20,056
	Labrador Iron Ore Royalty Corp.	10,700	204,981
	Lassonde Industries, Inc., Class A	600	73,373
#	Laurentian Bank of Canada	6,444	127,730
	Leon's Furniture, Ltd.	11,036	110,323
	Linamar Corp.	9,576	285,968
	Loblaw Cos., Ltd.	30,057	1,559,334
	Logistec Corp., Class B	600	14,849
	Lucara Diamond Corp.	75,030	32,489
#*	Lundin Gold, Inc.	8,600	76,597
	Lundin Mining Corp.	113,400	634,962
	Magellan Aerospace Corp.	3,300	16,433
	Magna International, Inc.	8,200	379,008
	Magna International, Inc.	56,739	2,619,640
*	Mainstreet Equity Corp.	540	27,515

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Martinrea International, Inc.	20,800	$154,666
*	Mav Beauty Brands, Inc.	1,700	3,059
	Mediagrif Interactive Technologies, Inc.	1,302	6,075
	Melcor Developments, Ltd.	3,500	19,389
	Metro, Inc.	39,942	1,752,192
	Morguard Corp.	1,253	115,146
	Morneau Shepell, Inc.	15,709	364,505
#*	Mountain Province Diamonds, Inc.	5,600	1,254
#	MTY Food Group, Inc.	1,707	36,828
#	Mullen Group, Ltd.	27,221	195,096
#	National Bank of Canada	120,580	5,692,993
	Neo Performance Materials, Inc.	3,000	22,330
*	New Gold, Inc.	108,698	178,533
	NFI Group, Inc.	12,878	144,120
#	Norbord, Inc.	4,800	156,100
	Norbord, Inc.	4,516	147,086
	North American Construction Group, Ltd.	16,830	106,029
	North West Co., Inc. (The)	21,305	473,992
*	Novagold Resources, Inc.	8,500	77,520
	Nutrien, Ltd.	8,946	291,550
*	OceanaGold Corp.	201,841	528,920
	Open Text Corp.	9,500	427,605
	Open Text Corp.	29,850	1,344,145
	Osisko Gold Royalties, Ltd.	21,631	253,542
#	Osisko Gold Royalties, Ltd.	15,112	177,264
#*	Osisko Mining, Inc.	6,095	19,385
	Pan American Silver Corp.	8,533	318,858
	Pan American Silver Corp.	47,708	1,782,374
	Park Lawn Corp.	3,070	57,414
	Parkland Corp.	82,198	2,164,413
	Pason Systems, Inc.	45,541	217,259
	Pembina Pipeline Corp.	61,115	1,487,539
*	Photon Control, Inc.	21,000	36,373
	Pinnacle Renewable Energy, Inc.	3,100	10,600
	Pizza Pizza Royalty Corp.	3,756	24,256
*	Points International, Ltd.	4,835	44,724
	Polaris Infrastructure, Inc.	6,700	71,579
	Pollard Banknote, Ltd.	1,300	15,403
*	Precision Drilling Corp.	66,846	42,420
*	Precision Drilling Corp.	12,221	7,698
#*	Premier Gold Mines, Ltd.	36,029	73,433
#	Premium Brands Holdings Corp.	5,547	391,845
#*	Pretium Resources, Inc.	7,900	74,813
*	Pretium Resources, Inc.	10,824	102,628
	Quarterhill, Inc.	37,800	55,877
	Quebecor, Inc., Class B	45,480	1,037,641
#*	Questerre Energy Corp., Class A	7,500	616
*	Real Matters, Inc.	23,445	521,603
	Recipe Unlimited Corp.	2,400	17,470
	Reitmans Canada, Ltd., Class A	4,300	241
	Restaurant Brands International, Inc.	6,200	350,166
	Restaurant Brands International, Inc.	16,764	947,501
	Richelieu Hardware, Ltd.	16,153	400,373
	Ritchie Bros Auctioneers, Inc.	5,562	257,161
	Ritchie Bros Auctioneers, Inc.	25,756	1,191,988
	Rocky Mountain Dealerships, Inc.	4,200	14,267
	Rogers Communications, Inc., Class B	14,000	571,727
	Rogers Communications, Inc., Class B	31,509	1,286,828
#	Rogers Sugar, Inc.	13,200	47,007

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Roxgold, Inc.	20,000	$24,786
	Royal Bank of Canada	103,517	7,140,969
	Royal Bank of Canada	79,396	5,485,470
	Russel Metals, Inc.	16,915	226,552
*	Sabina Gold & Silver Corp.	10,300	16,687
#*	Sandstorm Gold, Ltd.	26,231	252,626
	Saputo, Inc.	9,564	234,057
#	Savaria Corp.	6,400	64,647
#	Secure Energy Services, Inc.	57,057	70,286
	Shaw Communications, Inc., Class B	32,143	587,930
	Shaw Communications, Inc., Class B	85,775	1,568,825
#	ShawCor, Ltd.	23,000	45,504
*	Shopify, Inc., Class A	2,505	2,565,120
#	Sienna Senior Living, Inc.	8,300	63,701
#*	Sierra Wireless, Inc.	3,326	44,249
#*	Sierra Wireless, Inc.	8,319	110,476
	Sleep Country Canada Holdings, Inc.	17,205	246,749
#	SNC-Lavalin Group, Inc.	57,551	913,031
#*	Spin Master Corp.	11,565	215,681
#	Sprott, Inc.	1,570	59,638
#*	SSR Mining, Inc.	5,994	143,647
#*	SSR Mining, Inc.	28,100	674,400
	Stantec, Inc.	31,658	1,018,908
	Stantec, Inc.	9,260	298,079
#	Stelco Holdings, Inc.	5,170	29,798
	Stella-Jones, Inc.	28,343	860,796
*	Storm Resources, Ltd.	22,900	25,816
#	Sun Life Financial, Inc.	20,011	780,002
#	Sun Life Financial, Inc.	24,439	952,388
*	SunOpta, Inc.	5,100	33,430
#	Superior Plus Corp.	85,262	742,848
*	Taseko Mines, Ltd.	44,100	28,315
	TELUS Corp.	9,416	163,301
*	TeraGo, Inc.	1,600	7,155
*	Teranga Gold Corp.	4,340	50,643
	TerraVest Industries, Inc.	4,200	47,975
	TFI International, Inc.	21,982	953,820
	Thomson Reuters Corp.	4,883	340,711
#	Thomson Reuters Corp.	6,702	468,068
#	Tidewater Midstream and Infrastructure, Ltd.	47,657	29,175
#	Timbercreek Financial Corp.	26,030	163,823
*	TMAC Resources, Inc.	3,200	3,584
	TMX Group, Ltd.	3,726	380,876
*	Torex Gold Resources, Inc.	20,300	356,002
	Toromont Industries, Ltd.	31,164	1,698,903
	Toronto-Dominion Bank (The)	61,496	2,721,168
	Toronto-Dominion Bank (The)	64,586	2,859,868
	Total Energy Services, Inc.	16,870	26,449
	Transcontinental, Inc., Class A	16,600	191,350
	TransGlobe Energy Corp.	3,755	2,187
#*	Trevali Mining Corp.	30,400	2,270
#*	Trican Well Service, Ltd.	145,160	98,619
	Tricon Residential, Inc.	43,980	315,210
*	Trisura Group, Ltd.	600	35,715
*	Turquoise Hill Resources, Ltd.	209,324	175,029
#	Uni-Select, Inc.	11,719	67,018
	VersaBank	2,200	11,399
	Wajax Corp.	7,400	52,705
	Wall Financial Corp.	300	4,166

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Wesdome Gold Mines Ltd.	21,000	$214,946
#	West Fraser Timber Co., Ltd.	17,793	880,982
#	Western Forest Products, Inc.	149,553	117,235
#	Wheaton Precious Metals Corp.	43,448	2,360,530
#*	WildBrain, Ltd.	18,132	15,974
	Winpak, Ltd.	4,811	168,634
#	WSP Global, Inc.	25,125	1,577,710
	Yamana Gold, Inc.	202,845	1,317,519
	Yamana Gold, Inc.	47,495	309,192
#*	Yangarra Resources, Ltd.	5,600	2,467
#	Yellow Pages, Ltd.	6,064	36,082
TOTAL CANADA			168,132,295
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	29,250	9,065
	CITIC Telecom International Holdings, Ltd.	226,000	71,739
*	Hanfeng Evergreen, Inc.	2,300	0
	K Wah International Holdings, Ltd.	236,000	99,601
*	Leyou Technologies Holdings, Ltd.	315,000	124,463
	TK Group Holdings, Ltd.	52,000	14,022
TOTAL CHINA			318,890
DENMARK — (2.7%)
*	ALK-Abello A.S.	1,357	385,043
*	Alm Brand A.S.	21,070	214,640
	Ambu A.S., Class B	26,770	934,637
*	Bang & Olufsen A.S.	19,113	36,536
*	BankNordik P/F	744	12,590
*	Bavarian Nordic A.S.	3,967	122,254
*	Brodrene Hartmann A.S.	410	29,424
	Carlsberg A.S., Class B	7,227	1,067,352
#	Chr Hansen Holding A.S.	24,643	2,812,075
	Coloplast A.S., Class B	14,486	2,472,720
#*	Columbus A.S.	6,523	8,128
	D/S Norden A.S.	6,475	97,770
*	Danske Bank A.S.	155,918	2,525,236
#*	Demant A.S.	34,795	1,080,132
#*	Drilling Co. of 1972 A.S. (The)	583	13,386
	DSV Panalpina A.S.	579	79,194
*	FLSmidth & Co. A.S.	6,922	206,574
*	Genmab A.S.	6,386	2,198,102
	GN Store Nord A.S.	33,366	2,051,842
	H Lundbeck A.S.	35,153	1,281,681
*	H+H International A.S., Class B	1,880	32,247
#*	ISS A.S.	36,166	558,128
*	Jeudan A.S.	930	34,239
*	Jyske Bank A.S.	20,310	647,620
*	Matas A.S.	14,681	147,319
*	Netcompany Group A.S.	9,785	707,272
*	Nilfisk Holding A.S.	7,602	103,920
*	NKT A.S.	2,878	80,026
#	NNIT A.S.	5,720	107,846
#	Novo Nordisk A.S., Sponsored ADR	14,665	958,064
	Novo Nordisk A.S., Class B	279,098	18,312,337
	Novozymes A.S., Class B	35,995	2,153,196
#	Orsted A.S.	18,823	2,691,412
	Pandora A.S.	48,757	3,101,007
*	Parken Sport & Entertainment A.S.	758	9,232

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Per Aarsleff Holding A.S.	7,318	$280,258
	Ringkjoebing Landbobank A.S.	5,368	399,192
*	Royal Unibrew A.S.	22,246	2,250,578
	RTX A.S.	2,621	97,337
	Schouw & Co., A.S.	2,836	232,073
	SimCorp A.S.	11,513	1,344,314
	Solar A.S., Class B	3,406	139,834
*	Spar Nord Bank A.S.	14,753	121,548
*	Sydbank A.S.	12,677	240,775
*	Tivoli A.S.	451	48,827
	Topdanmark A.S.	17,420	744,987
	Tryg A.S.	20,202	594,468
#	Vestas Wind Systems A.S.	37,216	4,770,532
#*	Vestjysk Bank A.S.	80,297	36,913
*	Zealand Pharma A.S.	8,046	282,277
TOTAL DENMARK			58,857,094
FINLAND — (2.0%)
	Ahlstrom-Munksjo Oyj	10,736	166,104
*	Aktia Bank Oyj	19,393	198,280
	Alma Media Oyj	11,511	100,161
	Altia Oyj	9,107	85,732
	Aspo Oyj	7,277	50,354
*	BasWare Oyj	1,360	55,958
#*	Bittium Oyj	1,503	11,395
#	Cargotec Oyj, Class B	13,989	417,133
*	Caverion Oyj	43,041	320,620
#	Citycon Oyj	10,844	78,803
	Digia Oyj	6,198	39,028
	Elisa Oyj	32,879	1,950,008
	Enento Group Oyj	3,129	132,726
#	Fiskars Oyj Abp	7,258	101,413
*	F-Secure Oyj	24,377	84,917
*	Huhtamaki Oyj	36,068	1,607,777
	Ilkka-Yhtyma Oyj	2,760	9,881
	Kamux Corp.	7,138	71,585
	Kemira Oyj	28,360	375,623
	Kesko Oyj, Class A	57,207	1,165,141
	Kesko Oyj, Class B	141,195	2,993,902
	Kojamo Oyj	21,006	522,045
	Kone Oyj, Class B	49,145	3,902,542
	Konecranes Oyj	14,094	358,040
	Lassila & Tikanoja Oyj	12,490	191,836
#*	Lehto Group Oyj	2,244	3,619
	Metsa Board Oyj	38,283	299,695
	Metso Outotec Oyj	173,356	1,118,820
	Neles Oyj	29,888	426,234
	Neste Oyj	99,198	4,556,317
	Nokia Oyj	725,369	3,481,859
	Nokia Oyj	4,241	20,587
	Nokian Renkaat Oyj	21,052	502,258
*	Nordea Bank Abp	126,848	979,784
*	Nordea Bank Abp	363,535	2,799,576
	Olvi Oyj, Class A	2,822	140,702
	Oriola Oyj, Class A	365	867
	Oriola Oyj, Class B	67,247	146,175
	Orion Oyj, Class A	5,695	248,011
	Orion Oyj, Class B	25,871	1,128,727
#*	Outokumpu Oyj	114,172	304,977

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
*	Pihlajalinna Oyj	935	$15,989
	Ponsse Oyj	4,349	128,611
*	QT Group Oyj	3,164	105,039
	Raisio Oyj, Class V	25,934	94,882
#	Revenio Group Oyj	4,236	139,810
#	Rovio Entertainment Oyj	6,030	40,388
	Sampo Oyj, Class A	64,426	2,328,630
	Sanoma Oyj	35,518	397,890
*	Stockmann Oyj Abp, Class B	4,541	5,328
	Stora Enso Oyj, Class R	166,447	2,087,530
*	Teleste Oyj	1,086	5,449
	Terveystalo Oyj	23,870	248,245
	TietoEVRY Oyj	27,852	818,073
	Tikkurila Oyj	14,731	239,297
	Tokmanni Group Corp.	17,345	325,414
	UPM-Kymmene Oyj	55,197	1,473,411
	Uponor Oyj	18,454	309,072
	Vaisala Oyj, Class A	7,386	271,054
#	Valmet Oyj	61,103	1,711,881
#	Wartsila Oyj Abp	97,577	816,123
	YIT Oyj	52,566	305,455
TOTAL FINLAND			43,016,783
FRANCE — (8.1%)
	ABC arbitrage	2,990	24,522
#	Aeroports de Paris	4,757	448,449
*	Airbus SE	60,476	4,426,601
	Akka Technologies	4,578	95,315
#	AKWEL	1,450	22,916
*	Alstom SA	30,325	1,689,804
	Altamir	1,314	23,983
*	Alten SA	13,232	1,037,440
#*	Amplitude Surgical SAS	1,872	4,697
*	Amundi SA	9,438	718,066
	Arkema SA	26,085	2,713,757
	Assystem SA	1,932	48,561
*	Atos SE	36,852	3,151,182
	Aubay	2,680	105,022
#	AXA SA	237,796	4,771,065
*	Axway Software SA	4,228	98,216
*	Bastide le Confort Medical	836	37,746
	Beneteau SA	13,553	97,842
	Bigben Interactive	7,624	125,124
	BioMerieux	7,454	1,201,369
*	BNP Paribas SA	101,925	4,112,037
	Boiron SA	1,586	62,306
	Bonduelle SCA	4,870	116,318
*	Bouygues SA	44,143	1,559,421
*	Bureau Veritas SA	84,521	1,859,445
	Burelle SA	22	12,790
	Capgemini SE	24,429	3,168,304
	Carrefour SA	177,239	2,816,845
#*	Casino Guichard Perrachon SA	9,818	272,145
*	Cegedim SA	3,576	115,154
*	CGG SA	163,986	140,366
#	Chargeurs SA	2,501	41,750
	Cie des Alpes	3,810	67,154
	Cie Plastic Omnium SA	11,556	232,585
*	Claranova SADIR	1,540	9,790

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	CNP Assurances	51,881	$630,141
*	Coface SA	28,171	223,423
*	Credit Agricole SA	177,223	1,705,905
	Danone SA	59,879	4,007,897
*	Dassault Aviation SA	244	200,087
	Dassault Systemes SE	10,462	1,905,062
	Dassault Systemes SE, Sponsored ADR	1,000	180,840
	Derichebourg SA	33,712	97,473
	Devoteam SA	2,269	260,521
	Edenred	53,752	2,666,327
*	Eiffage SA	35,292	3,084,270
	Elior Group SA	24,381	135,028
*	Elis SA	25,478	309,555
#*	Erytech Pharma SA	1,777	13,066
#*	EssilorLuxottica SA	10,256	1,366,048
*	Esso SA Francaise	838	12,711
*	Eurofins Scientific SE	4,522	2,959,768
#*	Europcar Mobility Group	29,582	45,957
	Eutelsat Communications SA	90,718	917,400
*	Exel Industries, Class A	246	10,404
*	Faurecia SE	36,465	1,408,196
*	Fnac Darty SA	7,034	275,391
	Gaztransport Et Technigaz SA	8,725	811,258
*	Getlink SE	50,652	762,082
*	GL Events	2,714	35,143
*	Groupe Crit	1,234	68,679
	Groupe Gorge	547	7,738
*	Groupe Open	640	11,327
	Guerbet	757	26,778
	Haulotte Group SA	9,012	48,077
	Hermes International	4,620	3,745,617
*	HEXAOM	929	34,905
*	ID Logistics Group	701	153,101
#	Iliad SA	5,578	1,090,898
#	Imerys SA	3,586	132,864
*	Ingenico Group SA	16,142	2,612,315
	Ipsen SA	17,707	1,698,144
	IPSOS	16,678	442,656
	Jacquet Metal Service SA	4,428	55,920
*	JCDecaux SA	28,099	475,302
	Kaufman & Broad SA	11,998	518,002
	Kering SA	11,053	6,263,581
*	Korian SA	11,368	466,008
#*	Lagardere SCA	30,741	467,678
	Laurent-Perrier	417	36,823
*	Le Belier	180	8,018
	Lectra	10,147	214,187
	Legrand SA	42,791	3,310,238
	Linedata Services	868	24,270
*	LISI	5,977	134,374
	LNA Sante SA	837	50,503
#	L'Oreal SA	22,652	7,602,643
	LVMH Moet Hennessy Louis Vuitton SE	42,622	18,533,882
*	Maisons du Monde SA	10,690	163,682
*	Manitou BF SA	3,459	63,888
	Manutan International	280	17,819
*	Mersen SA	3,538	95,446
*	Metropole Television SA	12,534	151,373
*	MGI Digital Graphic Technology	227	10,849

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Natixis SA	121,987	$298,379
*	Nexans SA	9,508	495,555
	Nexity SA	24,607	838,034
	NRJ Group	6,886	49,630
*	Oeneo SA	5,443	72,752
*	OL Groupe SA	2,891	7,357
	Orange SA, Sponsored ADR	5,900	68,735
	Orange SA	362,309	4,246,580
#*	Orpea	7,757	989,613
	Pernod Ricard SA	15,406	2,647,517
*	Peugeot SA	163,553	2,629,068
*	Plastivaloire	1,658	7,009
	Publicis Groupe SA	105,444	3,371,683
	Quadient	11,879	175,626
*	Rallye SA	3,965	27,178
#*	Recylex SA	633	1,378
#	Remy Cointreau SA	7,173	1,150,392
*	Renault SA	16,671	396,190
*	Rexel SA	141,444	1,678,750
	Robertet SA	52	56,674
*	Rothschild & Co.	6,956	177,465
	Rubis SCA	39,007	1,840,042
*	Safran SA	29,946	3,184,809
	Samse SA	4	588
	Sanofi	69,950	7,344,548
	Sartorius Stedim Biotech	3,659	1,144,469
*	Savencia SA	995	57,316
	Schneider Electric SE	48,655	5,578,951
	Schneider Electric SE	278	32,161
*	SCOR SE	67,903	1,747,618
	SEB SA	8,991	1,484,610
	Seche Environnement SA	652	24,780
	SES SA	76,760	542,973
	Societe BIC SA	6,833	404,803
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	27,478
*	Societe Generale SA	99,268	1,528,262
	Societe pour l'Informatique Industrielle	3,205	71,417
	Sodexo SA	25,987	1,793,470
#*	Solocal Group	102,434	11,569
	Somfy SA	1,778	214,387
*	Sopra Steria Group	9,209	1,375,125
	SPIE SA	43,053	700,823
*	Stef SA	699	53,624
#	Suez SA	77,542	1,022,683
*	Sword Group	3,773	142,879
	Synergie SA	3,765	88,682
*	Tarkett SA	6,273	78,243
*	Technicolor SA	1,045	3,256
	Teleperformance	10,663	3,120,690
*	Television Francaise 1	23,792	136,483
	Thales SA	24,256	1,753,500
	Thermador Groupe	1,388	92,912
	Total Gabon	88	12,171
	Trigano SA	1,559	177,937
*	Ubisoft Entertainment SA	33,116	2,765,928
	Union Financiere de France BQE SA	1,214	22,201
	Valeo SA	37,177	954,050
*	Valneva SE	6,094	33,902
	Vetoquinol SA	354	28,551

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	VIEL & Cie SA	300	$1,786
	Vilmorin & Cie SA	2,228	130,883
	Vinci SA	66,622	5,733,827
*	Virbac SA	1,307	285,345
	Vivendi SA	51,516	1,367,040
*	Vranken-Pommery Monopole SA	575	8,856
#*	Worldline SA	13,322	1,146,083
TOTAL FRANCE			175,846,901
GERMANY — (7.2%)
	1&1 Drillisch AG	21,231	562,288
*	Aareal Bank AG	16,779	307,021
*	Adidas AG	34,373	9,479,291
*	ADO Properties SA	10,627	299,260
*	ADVA Optical Networking SE	23,206	193,418
*	AIXTRON SE	5,902	72,372
	All for One Group SE	641	32,834
*	Allgeier SE	2,685	137,954
	Allianz SE	42,631	8,844,835
	Allianz SE, Sponsored ADR	3,199	65,931
*	Amadeus Fire AG	2,493	288,087
*	Aroundtown SA	298,964	1,800,234
#	Atoss Software AG	992	120,248
	Aurubis AG	14,661	977,786
	Basler AG	534	37,110
#*	Bauer AG	3,061	33,613
	Bayerische Motoren Werke AG	70,712	4,522,064
	BayWa AG	5,351	168,009
	Bechtle AG	10,511	2,045,677
	Beiersdorf AG	13,328	1,591,437
	Bertrandt AG	2,343	87,291
	bet-at-home.com AG	948	36,751
*	Bijou Brigitte AG	1,158	34,982
	Bilfinger SE	8,588	149,976
	Borussia Dortmund GmbH & Co. KGaA	15,308	100,865
	Brenntag AG	52,812	3,259,187
	CANCOM SE	10,445	628,168
*	Carl Zeiss Meditec AG	10,128	1,059,987
*	CECONOMY AG	48,906	174,294
*	CENIT AG	4,619	53,171
*	Centrotec SE	1,404	23,299
	Cewe Stiftung & Co. KGAA	2,455	276,196
*	comdirect bank AG	1,558	25,227
#*	Commerzbank AG	269,423	1,384,608
	CompuGroup Medical SE & Co. KgaA	11,887	1,037,570
	Continental AG	16,279	1,572,531
#*	Corestate Capital Holding SA	1,650	35,171
	Covestro AG	63,725	2,473,002
	CropEnergies AG	9,008	96,684
#*	CTS Eventim AG & Co. KGaA	17,669	701,380
	Daimler AG	129,040	5,642,147
#*	Delivery Hero SE	11,033	1,266,494
#*	Deutsche Bank AG	42,112	378,691
*	Deutsche Bank AG	107,067	955,038
	Deutsche Beteiligungs AG	5,290	196,909
	Deutsche Boerse AG	31,291	5,693,204
*	Deutsche EuroShop AG	6,634	98,346
*	Deutsche Pfandbriefbank AG	23,846	151,065
*	Deutsche Post AG	75,322	3,057,333

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Deutsche Telekom AG, Sponsored ADR	6,013	$100,177
	Deutsche Telekom AG	246,436	4,114,187
*	Deutz AG	35,387	177,305
	DIC Asset AG	16,864	218,179
	DMG Mori AG	2,478	117,970
	Dr Hoenle AG	428	23,088
*	Draegerwerk AG & Co. KGaA	1,074	84,336
#	Duerr AG	26,290	720,181
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	234,439
*	EDAG Engineering Group AG	1,820	12,977
#*	ElringKlinger AG	6,586	39,932
	Energiekontor AG	1,687	51,588
	Evonik Industries AG	14,698	397,084
#*	Ferratum Oyj	315	1,240
*	Fielmann AG	7,465	543,892
	First Sensor AG	411	19,121
#*	Fraport AG Frankfurt Airport Services Worldwide	5,797	226,615
	Freenet AG	55,371	945,098
*	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	302,170
*	Fresenius Medical Care AG & Co. KGaA	35,797	3,153,790
*	Fresenius SE & Co. KGaA	58,242	2,905,909
	Fuchs Petrolub SE	12,159	414,079
	GEA Group AG	38,677	1,396,070
	Gesco AG	3,348	60,515
	GFT Technologies SE	8,513	105,581
*	Grammer AG	139	2,915
	Grand City Properties SA	32,168	765,804
*	GRENKE AG	357	27,041
*	H&R GmbH & Co. KGaA	5,787	38,722
	Hamburger Hafen und Logistik AG	4,178	72,159
	Hannover Rueck SE	9,366	1,584,449
	Hawesko Holding AG	712	32,694
#*	Heidelberger Druckmaschinen AG	73,333	61,435
	Hella GmbH & Co KGaA	7,122	311,068
*	HelloFresh SE	20,253	1,099,369
	Henkel AG & Co. KGaA	6,403	556,363
	Hochtief AG	4,498	367,260
	HolidayCheck Group AG	8,681	11,266
	Hornbach Baumarkt AG	3,332	122,459
	Hornbach Holding AG & Co. KGaA	3,685	354,593
	Hugo Boss AG	16,186	440,907
*	Hypoport SE	860	403,468
*	Indus Holding AG	10,640	363,440
	Infineon Technologies AG	107,240	2,734,124
*	Instone Real Estate Group AG	7,319	187,591
	Jenoptik AG	11,944	299,313
*	JOST Werke AG	4,245	155,232
#	K+S AG	23,964	158,959
	KION Group AG	25,576	1,954,671
*	Kloeckner & Co. SE	27,440	173,262
	Knorr-Bremse AG	8,392	981,925
*	Koenig & Bauer AG	4,322	94,327
	Krones AG	6,004	364,779
	KWS Saat SE & Co., KGaA	2,304	178,514
*	Lanxess AG	28,160	1,460,538
*	LEG Immobilien AG	10,878	1,516,790
*	Leifheit AG	843	26,833
#*	Leoni AG	6,219	51,072
	LPKF Laser & Electronics AG	2,930	75,845

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Manz AG	207	$5,120
*	Medigene AG	1,388	8,406
	Merck KGaA	7,368	941,673
	METRO AG	50,461	460,375
	MLP SE	13,290	81,580
*	MTU Aero Engines AG	7,660	1,328,147
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	14,292	3,788,429
	Nemetschek SE	17,430	1,277,721
	New Work SE	869	286,052
	Nexus AG	3,994	199,078
*	Nordex SE	12,619	130,637
	Norma Group SE	9,702	269,864
*	OHB SE	1,625	77,481
	Patrizia AG	7,089	194,321
	Pfeiffer Vacuum Technology AG	1,554	311,705
	PNE AG	7,350	43,495
*	ProSiebenSat.1 Media SE	86,317	895,942
	PSI Software AG	1,841	45,886
*	Puma SE	30,164	2,347,902
*	Puma SE	2,960	229,567
*	PVA TePla AG	1,542	19,554
*	QIAGEN NV	5,630	278,413
*	QIAGEN NV	14,881	737,803
	QSC AG	22,904	35,155
	Rational AG	1,015	602,864
	Rheinmetall AG	7,291	689,338
*	Rocket Internet SE	28,999	629,268
*	RTL Group SA	19,673	649,108
*	SAF-Holland SE	16,245	109,871
	SAP SE, Sponsored ADR	15,059	2,397,694
	SAP SE	93,916	14,824,955
#	Scout24 AG	16,308	1,401,795
	Secunet Security Networks AG	212	50,136
#*	Shop Apotheke Europe NV	417	62,400
	Siemens AG	59,109	7,532,614
*	Sixt SE	5,115	378,467
*	SMA Solar Technology AG	983	28,787
	Software AG	15,847	736,667
	Stabilus SA	9,463	476,318
	STRATEC SE	1,427	167,286
#	Stroeer SE & Co. KGaA	10,278	703,774
*	SUESS MicroTec SE	1,948	28,287
	Symrise AG	22,036	2,754,737
	TAG Immobilien AG	35,940	945,019
*	Takkt AG	12,576	154,877
*	Talanx AG	16,587	603,825
*	Technotrans SE	943	16,485
*	Tele Columbus AG	30,558	126,060
	Telefonica Deutschland Holding AG	222,884	608,152
#*	Thyssenkrupp AG	89,997	699,538
	Traffic Systems SE	982	37,267
	Uniper SE	17,829	615,513
	United Internet AG	40,248	1,826,329
#	VERBIO Vereinigte BioEnergie AG	10,721	133,420
	Vonovia SE	57,107	3,691,173
*	Vossloh AG	3,018	136,305
*	Wacker Chemie AG	4,374	396,834
*	Wacker Neuson SE	10,215	181,300
*	Washtec AG	3,329	137,342

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Wuestenrot & Wuerttembergische AG	8,776	$147,823
*	Zalando SE	10,399	750,706
	Zeal Network SE	3,022	123,451
TOTAL GERMANY			155,173,837
HONG KONG — (1.8%)
	Aeon Credit Service Asia Co., Ltd.	28,000	19,307
	AIA Group, Ltd.	1,317,200	11,877,112
	Allied Properties HK, Ltd.	226,000	55,722
*	Apollo Future Mobility Group, Ltd.	84,000	5,041
	Asia Standard International Group, Ltd.	80,000	9,193
	Asiasec Properties, Ltd.	17,000	2,608
	ASM Pacific Technology, Ltd.	50,500	570,007
#	Associated International Hotels, Ltd.	4,000	7,147
	Bank of East Asia, Ltd. (The)	187,207	426,363
	BOC Aviation, Ltd.	90,400	523,276
	BOC Hong Kong Holdings, Ltd.	402,000	1,120,799
	BOCOM International Holdings Co., Ltd.	245,000	31,956
	Bright Smart Securities & Commodities Group, Ltd.	72,000	17,860
*	Brightoil Petroleum Holdings, Ltd.	229,000	8,312
#	Cathay Pacific Airways, Ltd.	86,000	58,067
	Century City International Holdings, Ltd.	232,000	12,575
*	China Energy Development Holdings, Ltd.	504,000	9,818
	China Motor Bus Co., Ltd.	1,000	11,950
	China New Higher Education Group, Ltd.	42,000	29,166
	China Star Entertainment, Ltd.	200,000	42,031
*	China Strategic Holdings, Ltd.	1,640,000	12,495
	Chinese Estates Holdings, Ltd.	104,000	68,731
	Chong Hing Bank, Ltd.	29,000	33,412
	Chow Sang Sang Holdings International, Ltd.	121,000	128,985
	Chow Tai Fook Jewellery Group, Ltd.	452,000	487,158
#	Chuang's Consortium International, Ltd.	92,000	11,627
	CK Asset Holdings, Ltd.	300,500	1,668,577
	CK Life Sciences Intl Holdings, Inc.	716,000	94,366
	CMBC Capital Holdings, Ltd.	2,090,000	37,723
	CNQC International Holdings, Ltd.	45,000	3,606
	Convenience Retail Asia, Ltd.	114,000	54,400
*	Convoy Global Holdings, Ltd.	528,000	2,132
*	Cosmopolitan International Holdings, Ltd.	80,000	11,556
	Cowell e Holdings, Inc.	52,000	22,568
	Cross-Harbour Holdings, Ltd. (The)	66,000	92,003
	CSI Properties, Ltd.	2,220,000	68,165
#*	CW Group Holdings, Ltd.	85,500	478
	Dah Sing Banking Group, Ltd.	85,600	77,389
	Dah Sing Financial Holdings, Ltd.	28,400	78,482
	Dickson Concepts International, Ltd.	43,000	25,552
*	Digital Domain Holdings, Ltd.	2,170,000	15,121
	Dynamic Holdings, Ltd.	12,000	18,484
	Eagle Nice International Holdings, Ltd.	24,000	8,424
*	Emperor Capital Group, Ltd.	444,000	9,243
	Emperor International Holdings, Ltd.	402,000	63,315
	Emperor Watch & Jewellery, Ltd.	350,000	5,249
*	ENM Holdings, Ltd.	208,000	19,062
*	Esprit Holdings, Ltd.	605,400	71,970
	Far East Consortium International, Ltd.	267,000	79,244
*	FIH Mobile, Ltd.	666,000	73,854
*	First Shanghai Investments, Ltd.	112,000	5,571
	Fountain SET Holdings, Ltd.	74,000	8,592
	Galaxy Entertainment Group, Ltd.	189,000	1,288,930

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Genting Hong Kong, Ltd.	96,000	$6,137
	Get Nice Holdings, Ltd.	2,608,000	56,896
	Giordano International, Ltd.	424,000	62,438
	Glorious Sun Enterprises, Ltd.	129,000	13,980
	Golden Resources Development International, Ltd.	312,000	20,147
#*	Gold-Finance Holdings, Ltd.	44,000	77
*	Goodbaby International Holdings, Ltd.	275,000	45,785
	Great Eagle Holdings, Ltd.	49,000	110,926
*	G-Resources Group, Ltd.	7,803,000	49,319
	Guoco Group, Ltd.	10,000	136,218
	Guotai Junan International Holdings, Ltd.	854,000	121,387
	Haitong International Securities Group, Ltd.	902,349	243,679
#	Hang Seng Bank, Ltd.	89,700	1,411,388
	Hanison Construction Holdings, Ltd.	89,806	11,820
	Harbour Centre Development, Ltd.	9,000	9,033
	Henderson Land Development Co., Ltd.	168,740	631,515
	HKBN, Ltd.	102,500	189,348
	HKR International, Ltd.	275,600	109,921
	Hon Kwok Land Investment Co., Ltd.	26,000	8,724
*	Hong Kong Finance Investment Holding Group, Ltd.	396,000	33,717
	Hongkong Chinese, Ltd.	58,000	5,057
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	24,248
	Hypebeast, Ltd.	92,500	8,256
	Hysan Development Co., Ltd.	89,000	245,877
*	I-CABLE Communications, Ltd.	80,392	643
*	Imagi International Holdings, Ltd.	56,000	5,818
	International Housewares Retail Co., Ltd.	105,000	29,947
	IT, Ltd.	120,000	15,496
	ITC Properties Group, Ltd.	47,000	5,271
	Jacobson Pharma Corp., Ltd.	128,000	18,521
	Johnson Electric Holdings, Ltd.	137,000	252,136
	Karrie International Holdings, Ltd.	74,000	10,608
	Kerry Logistics Network, Ltd.	128,000	209,806
	Kerry Properties, Ltd.	174,000	414,051
	Kingston Financial Group, Ltd.	232,000	21,281
	Kowloon Development Co., Ltd.	123,000	131,049
	Lai Sun Development Co., Ltd.	36,900	39,478
	Lai Sun Garment International, Ltd.	6,044	6,132
*	Landing International Development, Ltd.	244,800	7,683
	Landsea Green Properties Co., Ltd.	96,000	8,177
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	261,500	32,123
	Lifestyle International Holdings, Ltd.	133,000	107,860
	Liu Chong Hing Investment, Ltd.	86,000	72,910
	L'Occitane International SA	144,750	243,465
	Luk Fook Holdings International, Ltd.	166,000	356,084
	Lung Kee Bermuda Holdings	18,000	4,878
	Man Wah Holdings, Ltd.	386,400	438,862
	Mason Group Holdings, Ltd.	2,620,000	13,884
	Melco International Development, Ltd.	146,000	275,619
	Melco Resorts & Entertainment, Ltd., ADR	1,858	30,583
	MGM China Holdings, Ltd.	182,800	227,801
	Microport Scientific Corp.	9,000	43,750
*	Midland Holdings, Ltd.	173,026	16,304
	Miramar Hotel & Investment	17,000	27,291
	Modern Dental Group, Ltd.	116,000	19,783
	MTR Corp., Ltd.	49,358	245,292
	NagaCorp., Ltd.	330,000	352,744
	Nameson Holdings, Ltd.	26,000	1,208

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	New World Development Co., Ltd.	113,000	$551,753
#*	NewOcean Energy Holdings, Ltd.	382,000	35,038
#	NOVA Group Holdings, Ltd.	120,000	2,243
#	NWS Holdings, Ltd.	255,242	197,849
	OP Financial, Ltd.	80,000	10,952
	Oriental Watch Holdings	176,000	44,499
#	Oshidori International Holdings, Ltd.	288,000	36,079
	Pacific Textiles Holdings, Ltd.	372,000	173,866
	Paliburg Holdings, Ltd.	52,000	12,271
*	PC Partner Group, Ltd.	30,000	5,969
	Perfect Shape Medical, Ltd.	60,000	23,188
	Pico Far East Holdings, Ltd.	244,000	32,117
	Playmates Holdings, Ltd.	90,000	9,872
#	Polytec Asset Holdings, Ltd.	98,300	9,142
	Power Assets Holdings, Ltd.	166,500	927,249
*	Prada SpA	152,700	589,465
#*	PT International Development Co., Ltd.	390,000	13,826
	Public Financial Holdings, Ltd.	50,000	12,269
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	540,000	5,987
	Regina Miracle International Holdings, Ltd.	58,000	16,686
	Sa Sa International Holdings, Ltd.	285,472	41,333
	SEA Holdings, Ltd.	13,170	10,304
	Singamas Container Holdings, Ltd.	276,000	12,818
	Sino Land Co., Ltd.	486,197	589,118
	Sitoy Group Holdings, Ltd.	91,000	4,348
	SmarTone Telecommunications Holdings, Ltd.	47,500	24,807
	Soundwill Holdings, Ltd.	11,500	10,097
	Stella International Holdings, Ltd.	47,500	46,197
#*	Summit Ascent Holdings, Ltd.	60,000	3,723
	Sun Hung Kai & Co., Ltd.	193,000	74,519
	Sun Hung Kai Properties, Ltd.	145,207	1,765,977
	SUNeVision Holdings, Ltd.	169,000	126,327
	Swire Properties, Ltd.	70,200	162,232
#	TAI Cheung Holdings, Ltd.	170,000	107,528
#	Tao Heung Holdings, Ltd.	83,000	9,430
	Techtronic Industries Co., Ltd.	320,500	3,352,121
	Television Broadcasts, Ltd.	90,900	105,941
	Texwinca Holdings, Ltd.	266,000	37,768
#*	TOM Group, Ltd.	136,000	24,142
	Tradelink Electronic Commerce, Ltd.	156,000	17,921
	Transport International Holdings, Ltd.	21,349	39,728
	Union Medical Healthcare, Ltd.	32,000	16,935
	United Laboratories International Holdings, Ltd. (The)	152,000	141,868
	Value Partners Group, Ltd.	27,000	13,604
	Valuetronics Holdings, Ltd.	128,810	53,584
	Vitasoy International Holdings, Ltd.	132,000	501,808
	VPower Group International Holdings, Ltd.	28,000	11,170
#	VSTECS Holdings, Ltd.	204,400	120,149
	VTech Holdings, Ltd.	25,200	136,715
	Wai Kee Holdings, Ltd.	74,000	36,238
	Wang On Group, Ltd.	1,820,000	16,439
	Wharf Holdings, Ltd. (The)	360,000	611,612
	Wharf Real Estate Investment Co., Ltd.	220,000	778,108
	Wing Tai Properties, Ltd.	18,000	9,834
	Wynn Macau, Ltd.	153,600	269,386
	Yue Yuen Industrial Holdings, Ltd.	127,500	202,361
#*	Zhaobangji Properties Holdings, Ltd.	376,000	54,340
TOTAL HONG KONG			38,978,055

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.6%)
*	AIB Group P.L.C.	119,458	$149,815
*	Bank of Ireland Group P.L.C.	249,726	518,828
	C&C Group P.L.C.	56,898	171,999
	Cairn Homes P.L.C	244,327	244,503
*	Datalex P.L.C.	3,175	935
*	FBD Holdings P.L.C.	8,527	66,771
*	Flutter Entertainment P.L.C.	20,408	3,092,177
*	Flutter Entertainment P.L.C.	5,348	800,971
	Glanbia P.L.C.	31,501	382,422
	Greencore Group P.L.C.	132,695	221,321
	Kerry Group P.L.C., Class A	6,832	904,874
	Kingspan Group P.L.C.	40,559	2,909,702
*	Permanent TSB Group Holdings P.L.C.	16,548	9,488
	Smurfit Kappa Group P.L.C.	99,292	3,354,393
TOTAL IRELAND			12,828,199
ISRAEL — (0.5%)
#	Adgar Investment and Development, Ltd.	5,179	5,570
*	AFI Properties, Ltd.	6,420	144,747
	Africa Israel Residences, Ltd.	198	5,842
*	Airport City, Ltd.	11,458	131,568
*	Allot, Ltd.	5,136	61,204
	Alony Hetz Properties & Investments, Ltd.	18,135	197,809
	Alrov Properties and Lodgings, Ltd.	935	21,851
	Amot Investments, Ltd.	28,914	140,819
	Arad, Ltd.	2,137	31,186
*	Arko Holdings, Ltd.	84,673	44,280
	Ashtrom Group, Ltd.	5,914	69,924
	Ashtrom Properties, Ltd.	2,396	8,980
	Atreyu Capital Markets, Ltd.	692	11,315
	AudioCodes, Ltd.	711	26,021
	AudioCodes, Ltd.	12,756	460,364
*	Avgol Industries 1953, Ltd.	36,631	45,450
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	15,401
	Azrieli Group, Ltd.	2,180	106,031
	Bank Leumi Le-Israel BM	2,982	15,117
	Bayside Land Corp.	306	188,100
#*	Bet Shemesh Engines Holdings 1997, Ltd.	1,480	25,812
*	Bezeq The Israeli Telecommunication Corp., Ltd.	302,204	301,544
	Big Shopping Centers, Ltd.	847	60,654
#	Blue Square Real Estate, Ltd.	1,148	43,246
*	Brack Capital Properties NV	664	47,012
	Camtek, Ltd.	12,246	185,876
	Carasso Motors, Ltd.	7,327	21,135
*	Cellcom Israel, Ltd.	7,235	28,365
*	Clal Insurance Enterprises Holdings, Ltd.	9,665	84,175
*	Compugen, Ltd.	6,256	88,707
	Danel Adir Yeoshua, Ltd.	2,125	219,931
	Delek Automotive Systems, Ltd.	6,963	33,008
	Delta-Galil Industries, Ltd.	2,033	21,142
*	Dor Alon Energy in Israel 1988, Ltd.	1,244	22,048
	Duniec Brothers, Ltd.	642	17,247
	Electra Consumer Products 1970, Ltd.	2,703	70,421
	Electra, Ltd.	532	246,162
*	Electreon Wireless, Ltd.	236	15,640
*	Energix-Renewable Energies, Ltd.	35,588	160,051
*	Enlight Renewable Energy, Ltd.	115,446	203,085
	First International Bank Of Israel, Ltd.	8,330	191,681
	FMS Enterprises Migun, Ltd.	2,021	50,671

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985, Ltd.	1,851	$163,853
	Formula Systems 1985, Ltd., Sponsored ADR	379	33,591
	Fox Wizel, Ltd.	3,070	114,654
*	Gilat Satellite Networks, Ltd.	2,508	13,816
*	Hadera Paper, Ltd.	1,025	34,200
*	Hamlet Israel-Canada, Ltd.	723	12,005
	Harel Insurance Investments & Financial Services, Ltd.	38,369	254,431
*	Hilan, Ltd.	2,338	105,188
	ICL Group, Ltd.	56,668	176,885
	IDI Insurance Co., Ltd.	3,478	79,368
*	IES Holdings, Ltd.	199	8,211
	Inrom Construction Industries, Ltd.	19,281	66,417
	Israel Canada T.R, Ltd.	12,050	14,414
	Israel Discount Bank, Ltd., Class A	181,769	558,868
	Israel Land Development - Urban Renewal, Ltd.	4,076	25,616
	Isras Investment Co., Ltd.	704	98,418
*	Itamar Medical, Ltd.	21,662	18,647
	Kamada Ltd.	4,001	35,449
*	Kamada, Ltd.	2,586	21,435
	Kerur Holdings, Ltd.	1,061	32,768
*	Klil Industries, Ltd.	140	9,410
	Levinstein Properties, Ltd.	392	7,120
	Magic Software Enterprises, Ltd.	7,555	90,584
	Magic Software Enterprises, Ltd.	4,166	49,101
	Malam - Team, Ltd.	287	54,636
	Matrix IT, Ltd.	9,274	242,173
	Maytronics, Ltd.	9,928	153,093
*	Mediterranean Towers, Ltd.	7,618	15,301
	Mega Or Holdings, Ltd.	1,064	24,466
*	Mehadrin, Ltd.	180	6,470
	Meitav Dash Investments, Ltd.	4,702	13,665
	Melisron, Ltd.	5,370	205,044
	Menora Mivtachim Holdings, Ltd.	9,951	117,894
	Migdal Insurance & Financial Holdings, Ltd.	97,673	60,076
	Minrav Holdings, Ltd.	66	8,231
*	Mivne Real Estate KD, Ltd.	15,483	30,296
*	Mivtach Shamir Holdings, Ltd.	1,141	20,277
	Mizrahi Tefahot Bank, Ltd.	19,738	413,706
*	Nawi Brothers, Ltd.	5,461	20,572
	Neto ME Holdings, Ltd.	281	11,584
*	Nice, Ltd.	1,948	400,093
#*	Nice, Ltd., Sponsored ADR	5,315	1,090,851
*	Nova Measuring Instruments, Ltd.	5,347	273,727
*	Novolog, Ltd.	56,868	52,128
	NR Spuntech Industries, Ltd.	3,315	9,603
	Oil Refineries, Ltd.	459,051	85,616
	One Software Technologies, Ltd.	1,003	76,215
	OPC Energy, Ltd.	9,616	78,905
*	Partner Communications Co., Ltd.	5,874	24,165
	Paz Oil Co., Ltd.	2,835	225,277
*	Perion Network, Ltd.	4,755	29,810
*	Phoenix Holdings, Ltd. (The)	55,924	253,729
	Plasson Industries, Ltd.	466	17,927
	Priortech, Ltd.	1,051	13,831
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,855	112,457
#	Scope Metals Group, Ltd.	1,901	28,047
*	Shalag Industries, Ltd.	2,338	8,063
#*	Shapir Engineering and Industry, Ltd.	30,138	222,840
#	Shikun & Binui, Ltd.	46,240	210,803

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Shufersal, Ltd.	41,493	$292,201
	Summit Real Estate Holdings, Ltd.	8,875	77,615
	Tadiran Holdings, Ltd.	643	35,330
	Telsys	1,027	24,055
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	52,468	605,481
	Union Bank of Israel	2,519	12,731
	Victory Supermarket Chain, Ltd.	2,523	61,251
#	YH Dimri Construction & Development, Ltd.	1,401	39,547
TOTAL ISRAEL			11,653,423
ITALY — (2.1%)
	ACEA SpA	32,542	666,035
*	Aeffe SpA	3,089	3,227
#*	Amplifon SpA	43,118	1,476,097
	Anima Holding SpA	73,284	330,637
#*	Aquafil SpA	1,840	7,584
*	Arnoldo Mondadori Editore SpA	59,870	75,192
	Ascopiave SpA	12,034	46,824
	Assicurazioni Generali SpA	128,689	1,932,355
#*	Atlantia SpA	80,572	1,290,856
*	Autogrill SpA	23,397	111,904
*	Autostrade Meridionali SpA	304	7,340
*	Avio SpA	4,827	78,201
	Azimut Holding SpA	31,298	596,270
*	B&C Speakers SpA	864	10,155
*	Banca Farmafactoring SpA	37,643	213,708
*	Banca Generali SpA	20,159	603,078
*	Banca IFIS SpA	4,579	47,196
#*	Banca Monte dei Paschi di Siena SpA	519	948
*	Banca Popolare di Sondrio SCPA	63,681	142,227
#*	Banca Sistema SpA	7,802	15,990
*	Banco BPM SpA	378,573	572,106
*	Banco di Desio e della Brianza SpA	5,932	15,521
	BasicNet SpA	13,609	56,565
	Be Shaping The Future SpA	21,403	28,907
#	BF SpA	4,090	17,349
#*	Biesse SpA	5,151	73,936
#*	BPER Banca	147,406	374,186
*	Brunello Cucinelli SpA	11,554	336,548
*	Cairo Communication SpA	27,194	43,705
	Carel Industries SpA	9,633	181,926
#*	Carraro SpA	4,563	7,429
*	Cerved Group SpA	75,993	630,081
*	CIR SpA-Compagnie Industriali	143,654	65,204
*	CNH Industrial NV	172,286	1,170,663
*	Credito Emiliano SpA	18,908	96,750
	Danieli & C Officine Meccaniche SpA	8,236	66,354
	Danieli & C Officine Meccaniche SpA	3,599	47,025
	Datalogic SpA	4,311	60,682
	Davide Campari-Milano NV	20,238	204,310
*	De' Longhi SpA	6,670	208,791
	DeA Capital SpA	18,750	25,246
	DiaSorin SpA	6,371	1,256,683
*	Elica SpA	6,100	18,232
*	Emak SpA	7,007	6,498
	Enav SpA	25,046	102,430
*	Esprinet SpA	14,964	74,671
#*	Eurotech SpA	3,709	20,785
	Falck Renewables SpA	34,844	227,916

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ferrari NV	8,345	$1,492,316
	Ferrari NV	6,293	1,143,438
*	Fiat Chrysler Automobiles NV	111,776	1,136,359
#*	Fiat Chrysler Automobiles NV	200,789	2,038,008
#	Fiera Milano SpA	15,355	43,751
#*	Fila SpA	870	8,089
#*	Fincantieri SpA	63,031	43,069
*	FinecoBank Banca Fineco SpA	109,429	1,595,230
*	FNM SpA	43,781	23,012
#*	Geox SpA	18,566	14,271
	Gruppo MutuiOnline SpA	7,943	188,203
*	Guala Closures SpA	2,263	17,082
	Hera SpA	322,839	1,241,019
	Illimity Bank SpA	9,073	75,355
#*	IMA Industria Macchine Automatiche SpA	7,778	619,543
*	IMMSI SpA	53,304	25,800
#*	Intek Group SpA	9,436	2,723
	Interpump Group SpA	20,755	682,482
*	Intesa Sanpaolo SpA	1,356,008	2,764,012
	Iren SpA	58,641	148,132
	Italgas SpA	175,037	1,124,037
	Italmobiliare SpA	1,641	57,009
*	IVS Group SA	966	5,477
#*	Juventus Football Club SpA	75,941	80,490
	La Doria SpA	1,145	14,557
	Leonardo SpA	67,936	436,234
#*	Maire Tecnimont SpA	22,476	40,308
*	MARR SpA	13,695	203,407
	Massimo Zanetti Beverage Group SpA	3,293	15,552
#*	Mediaset SpA	106,584	189,859
	Mediobanca Banca di Credito Finanziario SpA	143,070	1,155,442
*	Moncler SpA	73,470	2,840,487
	Openjobmetis SpA agenzia per il lavoro	1,095	7,260
#*	OVS SpA	26,998	29,489
	Piaggio & C SpA	38,388	107,650
#*	Prima Industrie SpA	1,531	23,318
	Prysmian SpA	47,146	1,205,604
	RAI Way SpA	27,312	179,847
	Recordati SpA	29,360	1,576,932
	Reno de Medici SpA	63,546	65,400
	Reply SpA	5,554	511,032
*	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	34,441
*	Sabaf SpA	883	11,443
	SAES Getters SpA	341	10,130
#*	Safilo Group SpA	6,117	5,014
#	Saipem SpA	155,225	332,430
*	Salvatore Ferragamo SpA	33,455	450,428
*	Saras SpA	41,476	30,760
	Sesa SpA	2,004	152,627
	Snam SpA	159,072	846,813
#*	Societa Cattolica di Assicurazioni SC	78,463	475,186
#*	Sogefi SpA	15,342	15,975
	SOL SpA	10,854	137,802
	Tamburi Investment Partners SpA	20,828	137,325
#*	Technogym SpA	27,430	233,503
	Telecom Italia SpA	1,921,018	779,079
	Telecom Italia SpA	1,068,081	429,349
	Telecom Italia SpA, Sponsored ADR	6,420	25,487
	Tenaris SA	6,392	37,672

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Tenaris SA, ADR	1,806	$21,130
	Terna Rete Elettrica Nazionale SpA	77,373	577,415
*	Tinexta S.p.A.	5,992	102,515
*	UniCredit SpA	93,265	855,980
*	Unieuro SpA	1,671	16,860
*	Unione di Banche Italiane SpA	238,561	1,015,456
*	Unipol Gruppo SpA	142,550	598,887
	UnipolSai Assicurazioni SpA	134,616	345,721
#	Webuild SpA	12,528	16,175
	Wiit SpA	108	15,653
	Zignago Vetro SpA	1,344	21,075
TOTAL ITALY			44,549,939
JAPAN — (22.8%)
	77 Bank, Ltd. (The)	11,200	150,589
	A&A Material Corp.	800	7,562
	A&D Co., Ltd.	7,000	41,618
	ABC-Mart, Inc.	3,100	163,325
	Abist Co., Ltd.	500	12,173
	Achilles Corp.	4,400	76,208
	Acom Co., Ltd.	58,800	207,709
	Adastria Co., Ltd.	10,700	146,687
	ADEKA Corp.	40,300	535,258
	Ad-sol Nissin Corp.	1,500	34,562
	Advan Co., Ltd.	3,300	39,386
	Advantage Risk Management Co., Ltd.	1,200	8,602
	Advantest Corp.	32,300	1,763,550
*	Adventure, Inc.	300	8,620
	Adways, Inc.	9,200	26,937
	Aeon Co., Ltd.	85,999	2,033,322
	Aeon Delight Co., Ltd.	6,700	202,471
#	Aeon Fantasy Co., Ltd.	2,500	32,330
	AEON Financial Service Co., Ltd.	31,600	238,604
	Aeon Hokkaido Corp.	3,500	24,824
#	Aeria, Inc.	1,500	6,187
	AFC-HD AMS Life Science Co., Ltd.	2,000	13,073
	Ahresty Corp.	1,800	5,216
	Ai Holdings Corp.	4,400	58,532
	Aica Kogyo Co., Ltd.	6,800	218,445
	Aichi Bank, Ltd. (The)	2,000	50,399
	Aichi Corp.	11,000	80,317
	Aichi Steel Corp.	3,200	76,778
	Aichi Tokei Denki Co., Ltd.	800	33,327
	Aida Engineering, Ltd.	19,900	124,563
#*	Aiful Corp.	102,800	210,585
	Ain Holdings, Inc.	8,800	560,013
	Aiphone Co., Ltd.	3,600	46,670
	Air Water, Inc.	59,000	764,971
	Airport Facilities Co., Ltd.	2,400	9,074
	Aisan Industry Co., Ltd.	8,200	34,147
	Aisin Seiki Co., Ltd.	16,800	485,205
#	Aizawa Securities Co., Ltd.	5,900	38,125
	Ajis Co., Ltd.	2,400	53,327
	Akatsuki Corp.	6,800	16,664
#	Akatsuki, Inc.	2,100	73,384
*	Akebono Brake Industry Co., Ltd.	17,600	25,657
	Akita Bank, Ltd. (The)	4,000	53,137
	Albis Co., Ltd.	2,400	56,498
	Alconix Corp.	2,300	26,425

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alfresa Holdings Corp.	27,200	$556,984
	Alinco, Inc.	5,700	46,509
#	Alleanza Holdings Co., Ltd.	1,400	18,271
#	Alpen Co., Ltd.	5,500	77,155
	Alpha Corp.	800	6,652
	Alpha Systems, Inc.	1,000	37,551
	Alps Alpine Co., Ltd.	47,016	592,687
	Alps Logistics Co., Ltd.	3,600	24,328
	Altech Corp.	10,500	175,289
	Amada Co., Ltd.	87,200	586,021
	Amano Corp.	9,300	176,326
	Amiyaki Tei Co., Ltd.	1,100	26,312
	Amuse, Inc.	3,200	56,516
	Anabuki Kosan, Inc.	2,300	30,432
	Anest Iwata Corp.	7,400	55,742
#	Anritsu Corp.	44,700	1,077,839
	AOI TYO Holdings, Inc.	7,300	25,516
	AOKI Holdings, Inc.	5,800	29,846
	Aomori Bank, Ltd. (The)	2,400	46,939
	Aoyama Trading Co., Ltd.	12,300	66,119
#	Aoyama Zaisan Networks Co., Ltd.	5,000	72,484
	Aozora Bank, Ltd.	17,800	284,744
	Apaman Co., Ltd.	1,700	8,350
	Arakawa Chemical Industries, Ltd.	5,000	53,320
	Arata Corp.	3,000	142,290
	Arcland Sakamoto Co., Ltd.	6,200	114,906
	Arcland Service Holdings Co., Ltd.	3,700	62,445
	Arcs Co., Ltd.	14,223	330,000
	Ardepro Co., Ltd.	83,300	40,781
#	Arealink Co., Ltd.	5,400	46,119
	Argo Graphics, Inc.	4,700	143,423
	Ariake Japan Co., Ltd.	1,900	118,067
	Arisawa Manufacturing Co., Ltd.	4,400	33,094
	Artiza Networks, Inc.	1,900	32,014
	Artnature, Inc.	4,700	25,255
#	As One Corp.	2,200	234,653
	Asahi Broadcasting Group Holdings Corp.	2,300	15,538
	Asahi Co., Ltd.	2,300	35,342
	Asahi Diamond Industrial Co., Ltd.	14,700	61,989
	Asahi Group Holdings, Ltd.	47,700	1,554,823
	Asahi Holdings, Inc.	24,300	846,640
	Asahi Intecc Co., Ltd.	33,200	926,319
	Asahi Intelligence Service Co., Ltd.	700	8,002
	Asahi Kasei Corp.	307,400	2,211,164
	Asahi Kogyosha Co., Ltd.	2,100	57,794
	Asahi Net, Inc.	7,400	75,766
	Asahi Yukizai Corp.	5,300	65,755
	Asante, Inc.	900	11,864
	Asanuma Corp.	2,500	91,727
	Asax Co., Ltd.	1,700	10,539
	Ashimori Industry Co., Ltd.	800	6,704
	Asia Pile Holdings Corp.	3,100	13,190
	Asics Corp.	39,100	436,211
	ASKA Pharmaceutical Co., Ltd.	5,600	58,450
	ASKUL Corp.	8,900	269,680
	Astellas Pharma, Inc.	215,500	3,361,360
	Asukanet Co., Ltd.	700	9,151
	Ateam, Inc.	6,100	48,522
#	Atom Corp.	13,700	96,246

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Atsugi Co., Ltd.	3,300	$16,592
*	Aucnet, Inc.	600	6,475
	Autobacs Seven Co., Ltd.	39,300	457,894
#	Avant Corp.	8,000	75,177
	Avantia Co., Ltd.	4,000	32,738
	Avex, Inc.	8,900	71,358
	Awa Bank, Ltd. (The)	4,000	85,692
	Axial Retailing, Inc.	4,600	194,451
	Azbil Corp.	16,000	533,372
	Bandai Namco Holdings, Inc.	25,100	1,386,080
	Bando Chemical Industries, Ltd.	5,300	30,386
	Bank of Iwate, Ltd. (The)	3,300	76,282
	Bank of Kochi, Ltd. (The)	2,500	15,460
	Bank of Kyoto, Ltd. (The)	7,600	278,831
	Bank of Nagoya, Ltd. (The)	1,900	39,616
	Bank of Okinawa, Ltd. (The)	4,080	112,460
	Bank of Saga, Ltd. (The)	2,600	28,582
	Bank of the Ryukyus, Ltd.	6,200	51,397
#	Bank of Toyama, Ltd. (The)	600	12,782
	Baroque Japan, Ltd.	6,000	32,994
	BayCurrent Consulting, Inc.	4,800	581,426
*	Beaglee, Inc.	1,800	36,966
	Beauty Garage, Inc.	1,000	16,982
	Beenos, Inc.	6,500	72,315
	Belc Co., Ltd.	3,100	223,317
	Bell System24 Holdings, Inc.	14,500	236,177
	Belluna Co., Ltd.	17,600	125,844
	Benefit One, Inc.	21,100	462,773
	Benesse Holdings, Inc.	22,000	573,762
	BeNEXT Group, Inc.	18,800	176,592
*	Bengo4.com, Inc.	1,300	114,642
	Bic Camera, Inc.	26,900	271,057
	Biofermin Pharmaceutical Co., Ltd.	1,000	21,922
	BML, Inc.	5,500	136,968
	Bourbon Corp.	1,000	18,471
	BP Castrol K.K.	2,500	24,850
	Br Holdings Corp.	2,900	16,521
*	BrainPad, Inc.	600	22,229
	Broadleaf Co., Ltd.	34,300	182,574
	BRONCO BILLY Co., Ltd.	1,000	18,285
	Brother Industries, Ltd.	52,700	820,233
	Bull-Dog Sauce Co., Ltd.	1,100	11,917
	Bunka Shutter Co., Ltd.	19,800	130,166
#	Business Brain Showa-Ota, Inc.	2,800	34,271
	C Uyemura & Co., Ltd.	2,500	147,076
	CAC Holdings Corp.	5,100	56,041
	Calbee, Inc.	3,200	101,687
#	Can Do Co., Ltd.	2,000	44,326
	Canare Electric Co., Ltd.	1,100	15,831
	Canon Electronics, Inc.	3,600	49,918
	Canon Marketing Japan, Inc.	14,600	275,456
	Canon, Inc., Sponsored ADR	14,250	230,423
	Canon, Inc.	26,300	423,233
	Capcom Co., Ltd.	15,700	617,023
	Career Design Center Co., Ltd.	1,800	12,792
	Carlit Holdings Co., Ltd.	6,900	29,907
#	Casa, Inc.	3,100	29,868
	Casio Computer Co., Ltd.	27,700	442,713
	Cawachi, Ltd.	5,100	153,310

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Automotive Products, Ltd.	2,300	$46,336
	Central Japan Railway Co.	7,055	855,838
	Central Security Patrols Co., Ltd.	3,400	104,760
	Central Sports Co., Ltd.	1,100	20,858
	Ceres, Inc.	600	6,722
*	Change, Inc.	2,000	170,148
	Charm Care Corp. KK	2,200	15,080
	Chiba Bank, Ltd. (The)	13,800	63,229
	Chiba Kogyo Bank, Ltd. (The)	8,900	17,921
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	3,700	54,637
	CHIMNEY Co., Ltd.	1,700	17,675
	Chino Corp.	2,000	25,507
	Chiyoda Co., Ltd.	5,300	50,650
	Chiyoda Integre Co., Ltd.	1,700	27,292
	Chodai Co., Ltd.	2,900	27,398
	Chofu Seisakusho Co., Ltd.	5,400	110,847
	Chori Co., Ltd.	700	9,364
*	Choushimaru Co., Ltd.	1,100	9,417
	Chubu Shiryo Co., Ltd.	4,100	63,330
	Chudenko Corp.	11,100	230,890
	Chuetsu Pulp & Paper Co., Ltd.	2,000	27,134
	Chugai Pharmaceutical Co., Ltd.	80,100	3,616,454
	Chugai Ro Co., Ltd.	1,900	27,292
	Chugoku Bank, Ltd. (The)	26,800	230,830
	Chugoku Marine Paints, Ltd.	16,500	156,094
	Chukyo Bank, Ltd. (The)	1,900	33,853
	Chuo Spring Co., Ltd.	500	11,477
	Chuo Warehouse Co., Ltd.	1,000	9,067
	CI Takiron Corp.	15,400	98,125
	Citizen Watch Co., Ltd.	49,700	135,466
	CK-San-Etsu Co., Ltd.	900	25,481
	Cleanup Corp.	7,400	36,573
	CMIC Holdings Co., Ltd.	4,200	48,404
	Coca-Cola Bottlers Japan Holdings, Inc.	18,500	276,008
	cocokara fine, Inc.	5,600	304,746
#	Colowide Co., Ltd.	10,500	117,745
	Computer Engineering & Consulting, Ltd.	10,700	153,708
	Computer Institute of Japan, Ltd.	1,600	11,663
	COMSYS Holdings Corp.	30,621	900,933
	Comture Corp.	7,000	184,958
	Concordia Financial Group, Ltd.	87,832	260,436
	CONEXIO Corp.	9,700	117,775
	Core Corp.	1,700	19,298
	Corona Corp.	4,800	44,697
	Cosel Co., Ltd.	9,300	71,888
	Cosmos Pharmaceutical Corp.	4,000	735,039
	Cota Co., Ltd.	4,011	42,274
	Create Medic Co., Ltd.	1,600	14,517
#	Create Restaurants Holdings, Inc.	13,700	66,480
	Create SD Holdings Co., Ltd.	8,800	315,918
	Creek & River Co., Ltd.	8,200	85,844
	Cresco, Ltd.	5,100	63,421
	CTI Engineering Co., Ltd.	5,900	92,955
	CTS Co., Ltd.	5,700	40,868
*	Curves Holdings Co., Ltd.	4,300	20,903
	CyberAgent, Inc.	18,200	1,029,505
	Cybernet Systems Co., Ltd.	7,300	43,718
	Cyberstep, Inc.	3,400	29,166
	Cybozu, Inc.	6,800	201,521

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Printing Co., Ltd.	17,100	$371,511
	Dai Nippon Toryo Co., Ltd.	10,800	83,239
	Daibiru Corp.	8,900	81,769
	Daicel Corp.	55,500	371,156
	Dai-Dan Co., Ltd.	7,000	172,352
	Daido Kogyo Co., Ltd.	1,000	5,395
	Daido Metal Co., Ltd.	9,000	41,831
	Daido Steel Co., Ltd.	8,300	234,119
	Daidoh, Ltd.	5,000	8,974
	Daifuku Co., Ltd.	13,400	1,221,090
	Daihatsu Diesel Manufacturing Co., Ltd.	4,300	16,345
	Daihen Corp.	5,000	184,279
	Daiho Corp.	4,200	95,595
	Dai-Ichi Cutter Kogyo K.K.	1,000	22,061
	Daiichi Jitsugyo Co., Ltd.	2,700	90,037
	Daiichi Kensetsu Corp.	2,300	37,025
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	54,416
	Dai-ichi Life Holdings, Inc.	107,800	1,271,651
	Daiichi Sankyo Co., Ltd.	29,500	2,610,353
	Dai-ichi Seiko Co., Ltd.	1,300	23,189
	Daiken Corp.	5,400	87,134
	Daiken Medical Co., Ltd.	1,900	10,003
	Daiki Aluminium Industry Co., Ltd.	12,800	61,014
	Daikin Industries, Ltd.	18,000	3,167,036
	Daikoku Denki Co., Ltd.	2,000	22,286
	Daikokutenbussan Co., Ltd.	2,800	158,941
	Dainichi Co., Ltd.	4,100	25,817
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,200	152,805
	Daiohs Corp.	1,000	8,910
	Daiseki Co., Ltd.	4,900	105,480
	Daishi Hokuetsu Financial Group, Inc.	5,500	101,130
	Daisue Construction Co., Ltd.	2,300	17,262
	Daito Bank, Ltd. (The)	2,000	10,968
	Daito Pharmaceutical Co., Ltd.	3,600	106,783
	Daito Trust Construction Co., Ltd.	21,600	1,693,920
	Daitron Co., Ltd.	1,100	14,385
	Daiwa House Industry Co., Ltd.	116,300	2,566,417
	Daiwa Industries, Ltd.	11,000	86,153
	Daiwa Securities Group, Inc.	105,200	467,113
	Daiwabo Holdings Co., Ltd.	6,500	472,525
#	DCM Holdings Co., Ltd.	33,300	418,260
#	DD Holdings Co., Ltd.	4,100	22,654
	Dear Life Co., Ltd.	13,500	60,889
	Delica Foods Holdings Co., Ltd.	2,200	12,871
	DeNA Co., Ltd.	21,200	239,154
	Denka Co., Ltd.	11,100	266,943
#	Densan System Co., Ltd.	3,200	126,601
	Denso Corp.	43,200	1,598,080
	Dentsu Group, Inc.	45,000	1,003,958
	Denyo Co., Ltd.	6,000	109,993
*	Descente, Ltd.	4,400	71,365
	Dexerials Corp.	11,300	102,897
	DIC Corp.	33,400	804,093
	Digital Arts, Inc.	3,000	248,729
	Digital Garage, Inc.	5,500	184,093
	Digital Hearts Holdings Co., Ltd.	5,000	38,928
	Digital Information Technologies Corp.	1,100	12,925
	Dip Corp.	10,900	205,128
	Disco Corp.	1,600	387,738

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DKK Co., Ltd.	1,700	$36,571
	DKS Co., Ltd.	2,300	97,097
	DMG Mori Co., Ltd.	58,500	628,259
	Doshisha Co., Ltd.	8,900	140,776
#	Double Standard, Inc.	500	26,389
	Doutor Nichires Holdings Co., Ltd.	6,100	81,203
	Dowa Holdings Co., Ltd.	16,500	484,215
*	Dream Incubator, Inc.	1,600	19,278
*	Drecom Co., Ltd.	4,200	28,356
	DTS Corp.	10,900	208,579
	Duskin Co., Ltd.	7,900	196,580
#	Dvx, Inc.	1,300	10,940
#	DyDo Group Holdings, Inc.	3,100	130,478
	Eagle Industry Co., Ltd.	6,100	36,241
	East Japan Railway Co.	14,800	853,141
#	EAT&Co, Ltd.	1,300	20,949
	Ebara Corp.	26,100	620,006
	Ebara Foods Industry, Inc.	1,900	38,577
	Ebara Jitsugyo Co., Ltd.	1,000	27,111
	Ebase Co., Ltd.	5,200	74,383
#	Eco's Co., Ltd.	5,100	107,592
	EDION Corp.	23,600	227,390
	EF-ON, Inc.	8,900	48,119
	eGuarantee, Inc.	8,800	198,693
	E-Guardian, Inc.	3,000	84,691
	Ehime Bank, Ltd. (The)	6,199	66,289
	Eidai Co., Ltd.	3,400	8,908
	Eiken Chemical Co., Ltd.	3,000	53,354
	Eisai Co., Ltd.	17,400	1,404,294
	Eizo Corp.	5,400	200,488
	Elan Corp.	1,800	30,381
	Elecom Co., Ltd.	4,500	224,656
	Elematec Corp.	8,200	66,188
	EM Systems Co., Ltd.	4,000	32,557
	Endo Lighting Corp.	1,800	10,718
	Enigmo, Inc.	6,800	87,256
	en-japan, Inc.	22,500	541,812
	Enplas Corp.	2,000	39,709
#	Entrust, Inc.	2,900	22,996
	EPS Holdings, Inc.	7,100	61,097
	eRex Co., Ltd.	11,600	155,029
	ES-Con Japan, Ltd.	14,500	94,963
*	Escrow Agent Japan, Inc.	4,000	10,944
	Eslead Corp.	3,100	35,407
#	ESPEC Corp.	4,200	71,409
	Exedy Corp.	8,700	107,433
	Ezaki Glico Co., Ltd.	9,200	426,249
#	Faith, Inc.	2,300	14,704
	FALCO HOLDINGS Co., Ltd.	2,000	27,057
	FAN Communications, Inc.	18,100	72,564
	Fancl Corp.	36,400	1,050,055
	FANUC Corp.	8,900	1,501,636
	Fast Retailing Co., Ltd.	8,300	4,413,954
	FCC Co., Ltd.	13,700	212,010
*	FDK Corp.	900	7,075
	Feed One Co., Ltd.	16,600	31,886
	Ferrotec Holdings Corp.	6,000	36,095
#*	FFRI Security, Inc.	1,900	39,136
	Fibergate, Inc.	1,200	23,018

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co., Ltd.	35,900	$33,416
	Fields Corp.	3,500	10,718
	Financial Products Group Co., Ltd.	28,500	128,036
	FINDEX, Inc.	5,100	45,571
	First Bank of Toyama, Ltd. (The)	8,100	19,869
*	First Brothers Co., Ltd.	900	6,248
	First Juken Co., Ltd.	2,300	19,444
#	Fixstars Corp.	3,700	37,651
#	FJ Next Co., Ltd.	5,400	40,674
	Focus Systems Corp.	3,300	24,120
	Forval Corp.	1,100	10,328
	Foster Electric Co., Ltd.	6,000	57,515
	FP Corp.	9,000	728,390
	France Bed Holdings Co., Ltd.	3,800	29,099
	Freebit Co., Ltd.	1,600	11,335
#	Freund Corp.	800	5,088
	F-Tech, Inc.	1,700	6,946
#	FTGroup Co., Ltd.	2,400	27,674
	Fudo Tetra Corp.	3,400	42,122
	Fuji Co., Ltd.	3,700	63,303
	Fuji Corp.	15,400	272,054
	Fuji Corp.	1,100	20,266
	Fuji Corp., Ltd.	9,000	40,825
	Fuji Die Co., Ltd.	1,600	10,047
	Fuji Electric Co., Ltd.	21,700	591,515
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	10,436
	Fuji Media Holdings, Inc.	13,300	117,158
*	Fuji Oil Co., Ltd.	14,000	20,427
	Fuji Pharma Co., Ltd.	2,800	27,898
	Fuji Seal International, Inc.	15,000	266,557
	Fuji Soft, Inc.	5,600	252,647
	Fujicco Co., Ltd.	3,200	61,329
	FUJIFILM Holdings Corp.	13,700	612,699
	Fujikura Composites, Inc.	5,200	16,884
	Fujikura Kasei Co., Ltd.	12,000	58,460
	Fujikura, Ltd.	76,000	205,887
	Fujimori Kogyo Co., Ltd.	6,100	196,541
#	Fujio Food Group, Inc.	2,400	26,583
	Fujisash Co., Ltd.	25,100	18,117
	Fujishoji Co., Ltd.	2,500	16,211
	Fujitec Co., Ltd.	17,600	301,604
	Fujitsu Frontech, Ltd.	5,800	84,613
	Fujitsu General, Ltd.	10,200	249,984
	Fujitsu, Ltd.	21,800	2,918,915
	Fujiya Co., Ltd.	500	9,751
	FuKoKu Co., Ltd.	2,000	11,808
	Fukuda Corp.	2,100	92,836
	Fukuda Denshi Co., Ltd.	1,300	88,374
	Fukui Bank, Ltd. (The)	4,700	68,134
	Fukui Computer Holdings, Inc.	2,800	64,725
	Fukuoka Financial Group, Inc.	26,332	382,961
	Fukushima Bank, Ltd. (The)	3,300	4,757
	Fukushima Galilei Co., Ltd.	3,100	100,257
	Fukuyama Transporting Co., Ltd.	3,900	135,310
	FULLCAST Holdings Co., Ltd.	12,500	144,151
*	Funai Electric Co., Ltd.	5,700	26,257
	Funai Soken Holdings, Inc.	13,550	285,706
#	Furukawa Battery Co., Ltd. (The)	2,000	19,865
	Furukawa Co., Ltd.	9,100	88,025

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Electric Co., Ltd.	12,800	$306,269
	Furuno Electric Co., Ltd.	3,500	30,876
	Furusato Industries, Ltd.	3,800	47,309
	Furyu Corp.	5,900	51,055
	Fuso Chemical Co., Ltd.	5,600	215,662
	Fuso Pharmaceutical Industries, Ltd.	1,300	27,973
	Futaba Corp.	6,100	48,126
	Futaba Industrial Co., Ltd.	16,200	63,305
	Future Corp.	8,100	135,713
	Fuyo General Lease Co., Ltd.	10,100	571,722
	G-7 Holdings, Inc.	4,700	119,122
#*	GA Technologies Co., Ltd.	900	54,276
	Gakkyusha Co., Ltd.	3,400	32,705
	Gakujo Co., Ltd.	1,900	16,009
	GCA Corp.	4,100	21,928
	Gecoss Corp.	3,400	28,394
	Genki Sushi Co., Ltd.	900	16,455
	Genky DrugStores Co., Ltd.	4,300	150,286
	Geo Holdings Corp.	13,700	186,873
	Giken, Ltd.	5,400	196,979
	GL Sciences, Inc.	1,000	18,995
	GLOBERIDE, Inc.	3,500	63,171
	Glory, Ltd.	17,500	381,473
	Glosel Co., Ltd.	3,100	12,244
#	GMO Cloud K.K.	2,700	186,544
	GMO Financial Holdings, Inc.	12,400	76,679
	GMO internet, Inc.	22,000	637,328
	GMO Payment Gateway, Inc.	8,000	838,683
	Goldcrest Co., Ltd.	6,000	74,216
	Goldwin, Inc.	5,800	346,776
	Grace Technology, Inc.	1,500	78,296
	Grandy House Corp.	4,800	15,434
#	Gree, Inc.	38,300	157,885
#	Greens Co., Ltd.	1,400	5,202
	GS Yuasa Corp.	14,800	230,138
#	GSI Creos Corp.	1,800	19,262
	G-Tekt Corp.	7,000	58,086
	Gun-Ei Chemical Industry Co., Ltd.	1,700	38,726
	GungHo Online Entertainment, Inc.	18,710	343,990
	Gunma Bank, Ltd. (The)	20,700	65,242
	Gurunavi, Inc.	10,700	46,033
	H.U. Group Holdings, Inc.	16,500	371,288
	H2O Retailing Corp.	29,760	171,432
	HABA Laboratories, Inc.	700	26,067
	Hachijuni Bank, Ltd. (The)	59,300	220,301
	Hagihara Industries, Inc.	3,200	40,601
	Hagiwara Electric Holdings Co., Ltd.	2,100	36,976
	Hagoromo Foods Corp.	700	20,045
	Hakudo Co., Ltd.	2,100	26,513
	Hakuhodo DY Holdings, Inc.	91,300	1,002,271
	Hakuto Co., Ltd.	6,500	54,660
	Halows Co., Ltd.	2,600	88,305
	Hamakyorex Co., Ltd.	3,400	101,330
	Hamamatsu Photonics KK	5,500	239,047
	Hamee Corp.	1,600	30,161
	Hankyu Hanshin Holdings, Inc.	17,300	495,474
	Hanwa Co., Ltd.	16,700	296,752
	Happinet Corp.	7,500	79,337
	Hard Off Corp. Co., Ltd.	1,800	11,333

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Harima Chemicals Group, Inc.	5,900	$51,228
	Harmonic Drive Systems, Inc.	5,300	296,921
	Haruyama Holdings, Inc.	2,900	18,917
	Haseko Corp.	143,000	1,689,545
	Hashimoto Sogyo Holdings Co., Ltd.	1,100	20,736
	Hazama Ando Corp.	56,100	299,919
	Heiwa Corp.	11,300	189,327
	Heiwa Real Estate Co., Ltd.	8,100	197,711
	Heiwado Co., Ltd.	9,900	186,494
	Helios Techno Holding Co., Ltd.	4,500	12,104
	Hibino Corp.	800	7,447
	Hibiya Engineering, Ltd.	6,300	106,019
	Hiday Hidaka Corp.	4,523	62,892
	Hikari Tsushin, Inc.	3,600	780,482
	HI-LEX Corp.	4,100	42,451
	Hino Motors, Ltd.	111,900	645,251
	Hinokiya Group Co., Ltd.	3,400	46,895
	Hioki EE Corp.	1,900	61,831
	Hirakawa Hewtech Corp.	3,700	31,014
*	Hiramatsu, Inc.	2,800	4,110
#	Hirano Tecseed Co., Ltd.	2,700	33,511
	Hirata Corp.	400	21,985
	Hirose Electric Co., Ltd.	1,625	170,435
#	Hirose Tusyo, Inc.	800	14,935
	Hiroshima Bank, Ltd. (The)	37,000	170,048
	Hiroshima Gas Co., Ltd.	11,900	39,931
#	HIS Co., Ltd.	13,100	154,337
	Hisaka Works, Ltd.	6,700	45,461
	Hisamitsu Pharmaceutical Co., Inc.	3,600	158,204
	Hitachi Capital Corp.	28,900	695,190
	Hitachi Construction Machinery Co., Ltd.	23,400	678,086
	Hitachi Metals, Ltd.	29,210	381,284
	Hitachi Transport System, Ltd.	19,400	571,249
	Hitachi Zosen Corp.	54,400	191,947
	Hitachi, Ltd.	43,100	1,291,019
	Hitachi, Ltd., ADR	3,100	184,698
	Hito Communications Holdings, Inc.	800	7,243
	Hochiki Corp.	3,700	37,769
	Hodogaya Chemical Co., Ltd.	1,800	77,243
	Hogy Medical Co., Ltd.	2,900	87,403
	Hokkaido Coca-Cola Bottling Co., Ltd.	1,100	38,789
	Hokkaido Gas Co., Ltd.	5,700	83,163
	Hokkan Holdings, Ltd.	3,800	61,233
	Hokko Chemical Industry Co., Ltd.	6,700	38,994
	Hokkoku Bank, Ltd. (The)	2,700	70,526
	Hokuetsu Corp.	37,500	125,564
	Hokuetsu Industries Co., Ltd.	5,200	53,176
	Hokuhoku Financial Group, Inc.	23,900	201,063
	Hokuriku Electric Industry Co., Ltd.	1,800	14,402
#	Hokuriku Electrical Construction Co., Ltd.	6,100	52,117
#	Honda Motor Co., Ltd., Sponsored ADR	20,519	499,638
	Honda Motor Co., Ltd.	101,600	2,476,993
	Honda Tsushin Kogyo Co., Ltd.	3,200	11,894
	H-One Co., Ltd.	6,200	28,170
	Honeys Holdings Co., Ltd.	6,200	60,417
#	Honma Golf, Ltd.	11,500	4,884
	Hoosiers Holdings	13,800	68,086
	Horiba, Ltd.	14,400	742,623
	Hoshizaki Corp.	6,700	510,744

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hosokawa Micron Corp.	1,600	$83,467
#	Hotland Co., Ltd.	4,400	39,383
	House Foods Group, Inc.	14,800	452,307
	Howa Machinery, Ltd.	1,900	14,003
	Hulic Co., Ltd.	78,800	677,338
	Hyakugo Bank, Ltd. (The)	45,200	133,536
	Hyakujushi Bank, Ltd. (The)	2,500	40,139
	I K K, Inc.	1,800	7,995
#	IBJ, Inc.	8,500	45,959
	Ichibanya Co., Ltd.	2,100	92,620
	Ichigo, Inc.	117,200	274,808
	Ichiken Co., Ltd.	2,100	28,531
	Ichikoh Industries, Ltd.	9,000	38,358
	Ichimasa Kamaboko Co., Ltd.	1,300	11,881
	Ichinen Holdings Co., Ltd.	8,600	85,975
	Ichiyoshi Securities Co., Ltd.	9,800	35,642
	Icom, Inc.	3,400	89,392
	ID Holdings Corp.	1,800	25,029
	Idec Corp.	8,500	137,252
	IDOM, Inc.	23,100	106,244
	Ihara Science Corp.	1,300	17,278
	IHI Corp.	61,500	766,646
	Iida Group Holdings Co., Ltd.	22,120	342,370
	IJTT Co., Ltd.	2,200	9,013
	Ikegami Tsushinki Co., Ltd.	1,000	7,212
#	Imagica Group, Inc.	4,300	13,693
	Imasen Electric Industrial	2,500	15,867
	Imuraya Group Co., Ltd.	900	19,004
	Inaba Denki Sangyo Co., Ltd.	9,100	208,207
	Inaba Seisakusho Co., Ltd.	3,300	38,672
	Inabata & Co., Ltd.	8,200	90,427
	Ines Corp.	500	6,695
	I-Net Corp.	2,600	36,095
	Infocom Corp.	9,300	296,381
	Infomart Corp.	63,800	396,181
	Information Services International-Dentsu, Ltd.	3,900	204,804
	Innotech Corp.	2,000	17,952
	Insource Co., Ltd.	1,425	28,257
	Intage Holdings, Inc.	12,400	101,104
	Intelligent Wave, Inc.	3,200	23,786
#	Inter Action Corp.	1,700	26,767
	Internet Initiative Japan, Inc.	12,600	447,293
	Inui Global Logistics Co., Ltd.	1,600	12,011
	I-O Data Device, Inc.	5,200	48,106
	IR Japan Holdings, Ltd.	3,800	419,684
#	I'rom Group Co., Ltd.	1,500	29,624
	ISB Corp.	1,100	23,097
	Iseki & Co., Ltd.	5,600	59,127
	Isetan Mitsukoshi Holdings, Ltd.	88,940	405,834
	Ishihara Chemical Co., Ltd.	3,100	58,807
	Ishihara Sangyo Kaisha, Ltd.	8,000	50,423
	Ishii Iron Works Co., Ltd.	500	11,863
#	Ishizuka Glass Co., Ltd.	700	11,660
	Isolite Insulating Products Co., Ltd.	1,800	6,832
	Isuzu Motors, Ltd.	117,500	958,389
	Itfor, Inc.	5,400	36,072
	ITmedia, Inc.	3,800	64,802
	Ito En, Ltd.	14,000	828,699
	Itochu Enex Co., Ltd.	28,700	225,416

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu Techno-Solutions Corp.	13,900	$564,547
	Itochu-Shokuhin Co., Ltd.	1,900	86,459
	Itoki Corp.	10,500	34,640
*	Itokuro, Inc.	1,000	10,045
	IwaiCosmo Holdings, Inc.	3,900	44,126
	Iwaki & Co., Ltd.	8,200	34,974
	Iwasaki Electric Co., Ltd.	1,900	29,565
#	Iwatani Corp.	14,900	526,251
*	Iwatsu Electric Co., Ltd.	1,800	14,141
	Iwatsuka Confectionery Co., Ltd.	800	27,338
	Iyo Bank, Ltd. (The)	43,700	258,541
	Izumi Co., Ltd.	13,500	520,493
	J Front Retailing Co., Ltd.	33,300	192,566
#	J Trust Co., Ltd.	11,200	24,805
	JAC Recruitment Co., Ltd.	10,500	96,791
	Jaccs Co., Ltd.	7,000	106,883
	Jafco Co., Ltd.	9,100	321,532
	Jalux, Inc.	1,700	24,688
	Jamco Corp.	1,600	9,418
	Janome Sewing Machine Co., Ltd.	1,200	4,990
#	Japan Airport Terminal Co., Ltd.	8,700	298,714
*	Japan Animal Referral Medical Center Co., Ltd.	600	11,189
	Japan Asia Group, Ltd.	6,800	17,735
*	Japan Asset Marketing Co., Ltd.	39,200	38,683
	Japan Aviation Electronics Industry, Ltd.	10,000	126,576
#	Japan Best Rescue System Co., Ltd.	6,900	47,837
	Japan Cash Machine Co., Ltd.	3,800	18,343
#*	Japan Display, Inc.	48,200	21,585
	Japan Electronic Materials Corp.	2,800	33,206
	Japan Elevator Service Holdings Co., Ltd.	6,300	209,241
	Japan Exchange Group, Inc.	60,800	1,443,752
	Japan Foundation Engineering Co., Ltd.	11,300	41,001
#	Japan Investment Adviser Co., Ltd.	1,500	11,186
	Japan Lifeline Co., Ltd.	17,100	211,966
	Japan Material Co., Ltd.	9,800	149,200
	Japan Medical Dynamic Marketing, Inc.	4,600	67,763
	Japan Post Holdings Co., Ltd.	86,600	591,460
	Japan Post Insurance Co., Ltd.	25,300	336,345
	Japan Property Management Center Co., Ltd.	900	10,223
	Japan Pulp & Paper Co., Ltd.	3,900	133,211
	Japan Securities Finance Co., Ltd.	30,400	134,455
	Japan Steel Works, Ltd. (The)	11,400	162,498
	Japan Transcity Corp.	3,000	13,021
	Japan Wool Textile Co., Ltd. (The)	15,200	130,712
	Jastec Co., Ltd.	1,600	16,496
	JBCC Holdings, Inc.	3,900	57,660
	JCR Pharmaceuticals Co., Ltd.	1,900	186,878
	JCU Corp.	10,300	307,273
	Jeol, Ltd.	10,300	288,154
	JFE Systems, Inc.	800	26,887
	JGC Holdings Corp.	57,200	578,753
*	JIG-SAW, Inc.	300	13,824
	Jimoto Holdings, Inc.	10,800	9,540
	JINS Holdings, Inc.	3,800	257,949
	JK Holdings Co., Ltd.	4,400	30,231
	JM Holdings Co., Ltd.	3,700	128,804
	JMS Co., Ltd.	3,800	27,495
	Joban Kosan Co., Ltd.	1,000	11,761
	J-Oil Mills, Inc.	1,700	64,094

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Joshin Denki Co., Ltd.	4,300	$82,955
	Joyful Honda Co., Ltd.	8,900	128,515
	JP-Holdings, Inc.	20,800	49,520
	JSB Co., Ltd.	600	16,475
	JSP Corp.	7,700	99,928
	JSR Corp.	26,600	580,021
	JTEKT Corp.	45,600	303,478
	Juki Corp.	10,400	41,555
	Juroku Bank, Ltd. (The)	4,800	82,217
	Justsystems Corp.	8,900	690,845
	JVCKenwood Corp.	44,520	56,300
	K&O Energy Group, Inc.	2,600	36,779
	Kadokawa Corp.	13,002	266,043
	Kadoya Sesame Mills, Inc.	500	17,620
	Kagome Co., Ltd.	7,600	231,890
	Kajima Corp.	115,601	1,269,887
	Kakaku.com, Inc.	25,800	622,914
	Kaken Pharmaceutical Co., Ltd.	9,700	440,828
	Kamakura Shinsho, Ltd.	3,400	24,725
	Kameda Seika Co., Ltd.	1,100	54,928
	Kamei Corp.	3,000	27,031
	Kamigumi Co., Ltd.	17,300	315,738
	Kanaden Corp.	7,800	97,094
	Kanagawa Chuo Kotsu Co., Ltd.	1,100	38,604
	Kanamic Network Co., Ltd.	7,600	64,610
	Kanamoto Co., Ltd.	11,600	234,418
	Kandenko Co., Ltd.	28,500	223,384
	Kaneka Corp.	15,100	356,828
	Kaneko Seeds Co., Ltd.	2,800	37,214
	Kanematsu Corp.	27,700	301,767
	Kanematsu Electronics, Ltd.	3,500	134,345
	Kanemi Co., Ltd.	400	12,054
	Kansai Mirai Financial Group, Inc.	22,215	84,133
	Kansai Paint Co., Ltd.	21,700	415,880
	Kansai Super Market, Ltd.	3,700	43,357
	Kanto Denka Kogyo Co., Ltd.	1,700	13,311
	Kao Corp.	33,200	2,408,460
*	Kappa Create Co., Ltd.	3,200	38,703
	Kasai Kogyo Co., Ltd.	13,800	50,451
	Katakura Industries Co., Ltd.	7,900	83,806
	Katitas Co., Ltd.	16,600	379,751
	Kato Sangyo Co., Ltd.	4,200	132,124
	Kato Works Co., Ltd.	3,900	41,936
	KAWADA TECHNOLOGIES, Inc.	900	35,601
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	29,514
	Kawasaki Heavy Industries, Ltd.	55,300	754,106
	Kawasumi Laboratories, Inc.	3,700	27,544
	KDDI Corp.	220,600	7,014,515
	KeePer Technical Laboratory Co., Ltd.	3,300	47,794
	Keihan Holdings Co., Ltd.	10,800	440,270
	Keihanshin Building Co., Ltd.	4,500	55,102
	Keihin Corp.	5,800	138,791
	Keikyu Corp.	23,500	306,826
	Keio Corp.	11,000	549,273
	Keisei Electric Railway Co., Ltd.	14,600	356,972
	Keiyo Bank, Ltd. (The)	14,900	67,421
	Keiyo Co., Ltd.	12,200	106,415
	Kenedix, Inc.	47,800	217,407
	Kenko Mayonnaise Co., Ltd.	1,800	29,890

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kewpie Corp.	26,400	$469,910
	Keyence Corp.	11,200	4,722,892
	KFC Holdings Japan, Ltd.	6,700	169,371
#	KH Neochem Co., Ltd.	11,500	210,297
	Kikkoman Corp.	12,100	567,876
	Kinden Corp.	33,100	513,087
	Kintetsu Department Store Co., Ltd.	4,100	96,756
	Kintetsu Group Holdings Co., Ltd.	18,300	713,007
	Kintetsu World Express, Inc.	21,800	372,694
	Kirin Holdings Co., Ltd.	85,600	1,649,398
	Kirindo Holdings Co., Ltd.	5,500	141,487
	Kissei Pharmaceutical Co., Ltd.	9,000	188,142
	Ki-Star Real Estate Co., Ltd.	2,000	33,694
	Kitagawa Corp.	1,000	13,723
	Kita-Nippon Bank, Ltd. (The)	1,600	24,888
	Kitano Construction Corp.	1,200	30,134
#	Kitanotatsujin Corp.	8,500	37,772
	Kito Corp.	11,000	115,626
	Kitz Corp.	21,400	135,285
	Kiyo Bank, Ltd. (The)	7,300	102,692
*	KLab, Inc.	11,100	66,737
	Koa Corp.	3,300	28,389
	Kobayashi Pharmaceutical Co., Ltd.	6,700	595,471
	Kobe Bussan Co., Ltd.	9,400	583,398
*	Kobe Electric Railway Co., Ltd.	900	28,173
	Koei Tecmo Holdings Co., Ltd.	6,000	230,990
	Kohnan Shoji Co., Ltd.	8,200	305,989
	Kohsoku Corp.	3,100	40,251
	Koito Manufacturing Co., Ltd.	27,400	1,072,890
#	Kojima Co., Ltd.	9,900	51,133
	Kokusai Pulp & Paper Co., Ltd.	9,600	24,694
	Kokuyo Co., Ltd.	34,000	357,933
	KOMAIHALTEC, Inc.	1,200	14,987
	Komatsu Matere Co., Ltd.	8,900	58,354
	Komatsu Wall Industry Co., Ltd.	1,100	17,353
	Komatsu, Ltd.	112,100	2,202,417
	KOMEDA Holdings Co., Ltd.	10,700	168,107
	Komehyo Co., Ltd.	2,000	12,277
	Komeri Co., Ltd.	9,100	286,433
	Komori Corp.	14,800	97,984
	Konaka Co., Ltd.	8,100	20,140
	Konami Holdings Corp.	12,000	366,708
	Kondotec, Inc.	2,500	26,528
	Konica Minolta, Inc.	73,000	193,367
	Konishi Co., Ltd.	8,600	118,380
	Konoike Transport Co., Ltd.	5,100	49,039
	Kose Corp.	8,300	840,674
#	Koshidaka Holdings Co., Ltd.	8,400	26,510
	Kotobuki Spirits Co., Ltd.	5,500	164,506
	Kourakuen Holdings Corp.	1,800	23,742
	Kozo Keikaku Engineering, Inc.	1,300	30,845
	Krosaki Harima Corp.	1,800	54,794
	KRS Corp.	1,000	13,302
	K's Holdings Corp.	44,776	574,830
	KU Holdings Co., Ltd.	5,300	41,777
	Kubota Corp.	74,200	1,056,605
	Kumagai Gumi Co., Ltd.	12,100	277,374
	Kumiai Chemical Industry Co., Ltd.	14,200	137,617
	Kunimine Industries Co., Ltd.	3,100	28,467

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kura Sushi, Inc.	2,200	$91,037
	Kurabo Industries, Ltd.	3,700	68,969
	Kuraray Co., Ltd.	50,900	498,392
	Kureha Corp.	5,400	222,778
	Kurimoto, Ltd.	3,100	47,076
	Kurita Water Industries, Ltd.	13,100	352,336
	Kuriyama Holdings Corp.	8,000	39,789
	Kushikatsu Tanaka Holdings Co.	200	2,191
	Kusuri no Aoki Holdings Co., Ltd.	4,700	437,488
*	KYB Corp.	5,800	95,543
	Kyocera Corp.	17,800	991,287
	Kyoden Co., Ltd.	3,100	8,052
	Kyodo Printing Co., Ltd.	2,100	52,935
#	Kyokuto Boeki Kaisha, Ltd.	1,800	22,067
	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,000	151,590
	Kyokuto Securities Co., Ltd.	5,600	29,152
	Kyokuyo Co., Ltd.	4,700	117,538
	KYORIN Holdings, Inc.	8,600	156,229
	Kyoritsu Printing Co., Ltd.	3,900	4,729
#	Kyosan Electric Manufacturing Co., Ltd.	21,800	107,314
	Kyowa Electronic Instruments Co., Ltd.	3,500	13,628
	Kyowa Exeo Corp.	36,600	864,860
	Kyowa Leather Cloth Co., Ltd.	6,600	34,382
	Kyudenko Corp.	13,400	379,805
	Kyushu Financial Group, Inc.	54,140	221,267
#	Kyushu Leasing Service Co., Ltd.	2,100	10,183
	Kyushu Railway Co.	14,300	282,495
	LAC Co., Ltd.	5,200	51,631
	Lacto Japan Co., Ltd.	1,800	58,773
*	LAND Co., Ltd.	263,800	22,513
*	Laox Co., Ltd.	13,500	17,476
	Lasertec Corp.	13,400	1,183,147
#	Lawson, Inc.	14,900	741,972
	Lecip Holdings Corp.	1,700	8,302
*	Leopalace21 Corp.	16,100	23,706
	Life Corp.	7,000	325,778
	LIFULL Co., Ltd.	9,500	36,472
#	Like Co., Ltd.	1,800	28,431
*	LINE Corp.	3,100	164,040
	Linical Co., Ltd.	2,500	18,263
	Link And Motivation, Inc.	13,000	37,930
	Lintec Corp.	13,600	317,314
	Lion Corp.	19,100	496,457
*	Litalico, Inc.	2,700	52,462
	LIXIL Group Corp.	29,300	391,092
	Look Holdings, Inc.	1,900	11,621
*	M&A Capital Partners Co., Ltd.	4,100	149,406
	M3, Inc.	49,400	2,536,816
	Mabuchi Motor Co., Ltd.	5,500	165,098
	Macnica Fuji Electronics Holdings, Inc.	25,000	376,906
	Macromill, Inc.	16,900	112,850
	Maeda Corp.	43,100	294,302
	Maeda Road Construction Co., Ltd.	2,500	45,455
	Maezawa Kasei Industries Co., Ltd.	2,600	24,130
	Maezawa Kyuso Industries Co., Ltd.	3,700	65,484
	Makino Milling Machine Co., Ltd.	6,200	175,858
	Makita Corp.	21,000	807,000
	Mani, Inc.	9,900	252,830
	MarkLines Co., Ltd.	3,500	76,098

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mars Group Holdings Corp.	1,900	$26,791
#	Marubun Corp.	2,800	12,938
	Maruha Nichiro Corp.	7,700	147,971
	Marui Group Co., Ltd.	24,400	354,793
	Maruichi Steel Tube, Ltd.	3,400	80,511
	Maruka Corp.	2,300	41,830
	Marusan Securities Co., Ltd.	18,100	68,417
	Maruwa Unyu Kikan Co., Ltd.	3,600	121,816
#	Maruzen CHI Holdings Co., Ltd.	9,400	32,233
	Maruzen Co., Ltd.	3,300	55,976
	Maruzen Showa Unyu Co., Ltd.	2,800	83,499
	Marvelous, Inc.	6,600	40,551
	Matching Service Japan Co., Ltd.	800	6,030
	Matsuda Sangyo Co., Ltd.	5,600	86,398
	Matsui Construction Co., Ltd.	6,700	39,317
	Matsui Securities Co., Ltd.	2,500	20,466
	Matsumotokiyoshi Holdings Co., Ltd.	17,600	587,951
	Matsuoka Corp.	1,200	19,099
	Matsuyafoods Holdings Co., Ltd.	1,700	51,772
	Max Co., Ltd.	4,300	64,765
	Maxell Holdings, Ltd.	8,900	76,474
	Maxvalu Tokai Co., Ltd.	2,100	47,469
	Mazda Motor Corp.	152,400	879,160
	McDonald's Holdings Co. Japan, Ltd.	5,300	253,649
	MCJ Co., Ltd.	20,000	172,731
	Mebuki Financial Group, Inc.	121,100	269,395
	MEC Co., Ltd.	4,700	85,202
	Media Do Co., Ltd.	2,900	164,234
*	Medical & Biological Laboratories Co., Ltd.	600	16,479
*	Medical Data Vision Co., Ltd.	7,500	100,065
	Medical System Network Co., Ltd.	14,700	65,203
	Medipal Holdings Corp.	26,500	485,311
#	Medius Holdings Co., Ltd.	2,000	17,890
	Megmilk Snow Brand Co., Ltd.	10,800	244,722
	Meidensha Corp.	11,000	164,042
	Meiji Electric Industries Co., Ltd.	2,500	31,482
	MEIJI Holdings Co., Ltd.	10,300	808,802
	Meisei Industrial Co., Ltd.	12,600	95,422
	Meitec Corp.	10,500	488,691
	Meito Sangyo Co., Ltd.	1,800	22,935
#	Meiwa Corp.	9,600	38,336
	Meiwa Estate Co., Ltd.	2,500	8,750
	Melco Holdings, Inc.	900	22,420
	Members Co., Ltd.	1,400	17,121
	Menicon Co., Ltd.	6,700	325,979
#*	Mercari, Inc.	9,600	406,741
	Mercuria Investment Co., Ltd.	900	4,915
*	Metaps, Inc.	1,000	7,204
	METAWATER Co., Ltd.	1,900	82,620
	Michinoku Bank, Ltd. (The)	3,100	28,835
	Mie Kotsu Group Holdings, Inc.	12,800	52,039
	Mikuni Corp.	1,500	3,593
	Milbon Co., Ltd.	7,100	323,972
	Mimaki Engineering Co., Ltd.	4,800	17,477
	Mimasu Semiconductor Industry Co., Ltd.	4,600	99,342
	Minebea Mitsumi, Inc.	45,600	747,810
	Ministop Co., Ltd.	3,700	50,665
	Mirait Holdings Corp.	27,500	378,857
#	Miroku Jyoho Service Co., Ltd.	5,500	110,683

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MISUMI Group, Inc.	25,700	$608,092
	Mitani Corp.	2,800	173,656
	Mitani Sangyo Co., Ltd.	8,700	25,581
	Mitani Sekisan Co., Ltd.	500	25,846
#	Mito Securities Co., Ltd.	15,500	28,400
*	Mitsuba Corp.	5,100	15,954
	Mitsubishi Chemical Holdings Corp.	255,600	1,373,293
	Mitsubishi Electric Corp.	129,600	1,691,807
	Mitsubishi Estate Co., Ltd.	64,300	923,688
	Mitsubishi Gas Chemical Co., Inc.	27,600	438,380
	Mitsubishi Heavy Industries, Ltd.	96,200	2,237,956
	Mitsubishi Kakoki Kaisha, Ltd.	1,500	24,417
	Mitsubishi Logisnext Co., Ltd.	19,400	167,220
	Mitsubishi Logistics Corp.	18,099	488,826
	Mitsubishi Motors Corp.	94,800	186,803
	Mitsubishi Paper Mills, Ltd.	2,600	7,914
	Mitsubishi Pencil Co., Ltd.	5,300	57,135
	Mitsubishi Research Institute, Inc.	1,800	72,182
	Mitsubishi Shokuhin Co., Ltd.	5,000	124,203
*	Mitsubishi Steel Manufacturing Co., Ltd.	1,000	5,060
	Mitsubishi UFJ Financial Group, Inc.	1,171,800	4,391,107
	Mitsubishi UFJ Lease & Finance Co., Ltd.	164,700	699,130
	Mitsuboshi Belting, Ltd.	4,000	66,205
	Mitsui Chemicals, Inc.	36,000	685,134
*	Mitsui E&S Holdings Co., Ltd.	28,700	110,481
	Mitsui Fudosan Co., Ltd.	84,300	1,317,943
	Mitsui Mining & Smelting Co., Ltd.	19,200	407,751
	Mitsui-Soko Holdings Co., Ltd.	4,800	65,550
	Mitsuuroko Group Holdings Co., Ltd.	11,100	111,569
	Miura Co., Ltd.	3,100	117,872
#	Mixi, Inc.	15,600	304,670
	Miyaji Engineering Group, Inc.	1,000	14,456
	Miyazaki Bank, Ltd. (The)	2,300	48,976
	Miyoshi Oil & Fat Co., Ltd.	1,900	21,276
	Mizuho Financial Group, Inc.	1,304,715	1,590,509
	Mizuho Financial Group, Inc., ADR	19,384	48,460
	Mizuho Leasing Co., Ltd.	7,300	161,581
	Mizuho Medy Co., Ltd.	700	7,195
	Mizuno Corp.	7,600	126,666
*	Mobile Factory, Inc.	900	9,636
	Mochida Pharmaceutical Co., Ltd.	1,600	59,140
	Modec, Inc.	10,900	145,395
	Monex Group, Inc.	57,800	125,481
	Money Partners Group Co., Ltd.	3,000	5,422
	Monogatari Corp. (The)	1,200	82,137
	MonotaRO Co., Ltd.	20,800	884,603
	Morinaga & Co., Ltd.	14,400	522,059
	Morinaga Milk Industry Co., Ltd.	7,600	354,763
	Moriroku Holdings Co., Ltd.	600	8,672
	Morita Holdings Corp.	6,200	107,452
	Morito Co., Ltd.	5,400	29,350
	Morningstar Japan KK	3,100	11,824
#	Morozoff, Ltd.	300	14,683
	Mory Industries, Inc.	400	7,812
	MrMax Holdings, Ltd.	9,200	69,020
	MS&AD Insurance Group Holdings, Inc.	47,552	1,194,888
	MTI, Ltd.	4,000	30,927
	Mugen Estate Co., Ltd.	5,700	25,405
	Murakami Corp.	1,300	27,931

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Murata Manufacturing Co., Ltd.	5,000	$321,153
	Musashino Bank, Ltd. (The)	3,800	51,383
	N Field Co., Ltd.	2,900	11,957
	Nabtesco Corp.	33,200	1,010,068
#	NAC Co., Ltd.	5,200	42,822
	Nachi-Fujikoshi Corp.	3,500	97,331
	Nafco Co., Ltd.	4,400	76,660
	Nagano Bank, Ltd. (The)	1,400	13,988
	Nagano Keiki Co., Ltd.	4,600	41,937
	Nagase & Co., Ltd.	35,400	408,065
#	Nagatanien Holdings Co., Ltd.	2,800	55,616
	Nagawa Co., Ltd.	600	42,922
	Nagoya Railroad Co., Ltd.	19,900	503,591
	Nakabayashi Co., Ltd.	8,000	43,271
	Nakamuraya Co., Ltd.	600	22,421
	Nakanishi, Inc.	4,600	72,697
	Nakano Corp.	6,500	23,019
#	Nakayamafuku Co., Ltd.	4,800	20,689
	Namura Shipbuilding Co., Ltd.	16,000	22,665
	Nankai Electric Railway Co., Ltd.	14,900	293,203
	Nanto Bank, Ltd. (The)	4,100	74,046
	Natori Co., Ltd.	2,000	32,904
	NEC Capital Solutions, Ltd.	4,700	78,467
	NEC Corp.	38,400	2,151,380
	NEC Networks & System Integration Corp.	18,600	395,137
	NET One Systems Co., Ltd.	35,300	1,375,250
	Neturen Co., Ltd.	14,100	63,007
#	New Art Holdings Co., Ltd.	1,600	9,181
	Nexon Co., Ltd.	34,200	878,660
	Nextage Co., Ltd.	15,000	134,331
	Nexyz Group Corp.	4,900	35,904
	NF Corp.	1,100	17,117
#	NFC Holdings, Inc.	600	14,076
	NGK Insulators, Ltd.	18,900	234,888
	NGK Spark Plug Co., Ltd.	23,600	317,384
	NHK Spring Co., Ltd.	66,200	372,547
	Nicca Chemical Co., Ltd.	3,100	24,989
	Nichia Steel Works, Ltd.	1,000	2,583
	Nichias Corp.	10,100	218,419
	Nichiban Co., Ltd.	1,500	20,897
	Nichiden Corp.	4,700	98,380
	Nichiha Corp.	4,800	97,466
	NichiiGakkan Co., Ltd.	16,000	233,937
	Nichi-iko Pharmaceutical Co., Ltd.	10,500	119,215
	Nichirei Corp.	18,000	513,968
	Nichireki Co., Ltd.	5,000	74,936
	Nichirin Co., Ltd.	1,430	16,604
	Nidec Corp.	22,500	1,787,332
	Nidec Corp., Sponsored ADR	10,600	211,152
	Nifco, Inc.	55,600	1,249,229
	Nihon Chouzai Co., Ltd.	4,500	67,149
*	Nihon Dempa Kogyo Co., Ltd.	4,500	12,808
	Nihon Dengi Co., Ltd.	900	29,698
	Nihon Flush Co., Ltd.	3,000	40,895
	Nihon House Holdings Co., Ltd.	14,000	30,917
#	Nihon Kagaku Sangyo Co., Ltd.	2,300	21,634
	Nihon Kohden Corp.	23,700	813,013
	Nihon M&A Center, Inc.	26,500	1,290,364
	Nihon Nohyaku Co., Ltd.	14,300	64,879

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Parkerizing Co., Ltd.	25,100	$243,592
	Nihon Plast Co., Ltd.	4,600	16,442
	Nihon Unisys, Ltd.	35,200	1,065,187
#	Nihon Yamamura Glass Co., Ltd.	1,200	9,496
	Niitaka Co., Ltd.	500	14,111
#	Nikkiso Co., Ltd.	21,800	181,997
	Nikko Co., Ltd.	9,800	55,479
	Nikkon Holdings Co., Ltd.	10,000	182,239
	Nikon Corp.	79,200	553,720
	Nintendo Co., Ltd.	17,100	7,520,753
	Nippi, Inc.	600	18,376
	Nippo Corp.	7,300	193,603
	Nippon Air Conditioning Services Co., Ltd.	2,400	16,523
	Nippon Aqua Co., Ltd.	2,000	11,638
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	28,430
	Nippon Carbide Industries Co., Inc.	2,000	21,382
	Nippon Carbon Co., Ltd.	1,400	41,982
	Nippon Chemical Industrial Co., Ltd.	1,300	25,243
	Nippon Chemiphar Co., Ltd.	500	11,586
	Nippon Coke & Engineering Co., Ltd.	41,900	23,868
	Nippon Commercial Development Co., Ltd.	3,900	52,458
	Nippon Concept Corp.	1,200	13,387
	Nippon Concrete Industries Co., Ltd.	700	1,700
	Nippon Densetsu Kogyo Co., Ltd.	12,400	250,346
	Nippon Dry-Chemical Co., Ltd.	2,100	30,870
	Nippon Express Co., Ltd.	23,400	1,112,414
	Nippon Felt Co., Ltd.	2,900	12,272
	Nippon Fine Chemical Co., Ltd.	5,100	70,048
	Nippon Flour Mills Co., Ltd.	8,900	140,288
	Nippon Gas Co., Ltd.	17,700	830,840
	Nippon Hume Corp.	3,300	23,073
	Nippon Kayaku Co., Ltd.	50,700	497,353
	Nippon Kodoshi Corp.	800	7,476
	Nippon Koei Co., Ltd.	3,500	89,786
	Nippon Light Metal Holdings Co., Ltd.	185,600	305,816
	Nippon Paint Holdings Co., Ltd.	15,500	1,059,909
	Nippon Paper Industries Co., Ltd.	9,200	115,859
#	Nippon Parking Development Co., Ltd., Class C	53,600	61,694
	Nippon Pillar Packing Co., Ltd.	12,000	164,342
	Nippon Piston Ring Co., Ltd.	900	9,482
	Nippon Road Co., Ltd. (The)	1,000	70,224
	Nippon Seiki Co., Ltd.	9,100	102,224
	Nippon Seisen Co., Ltd.	1,200	34,031
*	Nippon Sharyo, Ltd.	3,700	82,720
	Nippon Shinyaku Co., Ltd.	4,600	355,876
	Nippon Shokubai Co., Ltd.	5,000	248,529
	Nippon Signal Co., Ltd.	12,900	122,724
	Nippon Soda Co., Ltd.	9,900	254,248
	Nippon Steel Trading Corp.	5,300	158,026
	Nippon Suisan Kaisha, Ltd.	98,700	414,079
	Nippon Systemware Co., Ltd.	2,000	34,724
	Nippon Telegraph & Telephone Corp.	122,800	2,850,367
	Nippon Thompson Co., Ltd.	19,900	57,534
	Nippon Yakin Kogyo Co., Ltd.	1,140	15,765
	Nipro Corp.	56,900	609,239
	Nishimatsu Construction Co., Ltd.	15,000	278,508
#	Nishimatsuya Chain Co., Ltd.	17,400	175,493
	Nishimoto Co., Ltd.	2,100	36,831
	Nishi-Nippon Financial Holdings, Inc.	18,000	112,383

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Railroad Co., Ltd.	8,200	$205,831
	Nishio Rent All Co., Ltd.	7,600	144,725
	Nissan Chemical Corp.	27,600	1,461,734
	Nissan Motor Co., Ltd.	278,200	951,601
	Nissan Shatai Co., Ltd.	21,900	162,884
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	11,962
	Nissei ASB Machine Co., Ltd.	2,600	65,984
	Nissei Plastic Industrial Co., Ltd.	4,000	29,696
	Nissha Co., Ltd.	6,800	70,527
	Nisshin Group Holdings Co., Ltd.	14,600	48,931
	Nisshin Oillio Group, Ltd. (The)	8,400	254,558
	Nisshin Seifun Group, Inc.	14,480	221,804
	Nisshinbo Holdings, Inc.	26,604	159,125
	Nissin Electric Co., Ltd.	10,200	95,566
	Nissin Foods Holdings Co., Ltd.	600	54,199
	Nissin Kogyo Co., Ltd.	5,300	109,587
	Nissin Sugar Co., Ltd.	2,600	43,199
	Nisso Corp.	4,200	21,966
	Nissui Pharmaceutical Co., Ltd.	3,800	36,909
	Nitori Holdings Co., Ltd.	7,900	1,729,596
	Nitta Corp.	4,200	89,016
	Nitta Gelatin, Inc.	5,200	29,488
	Nitto Denko Corp.	27,900	1,581,384
	Nitto Fuji Flour Milling Co., Ltd.	300	17,063
	Nitto Kogyo Corp.	7,600	123,637
	Nitto Kohki Co., Ltd.	3,300	63,500
	Nitto Seiko Co., Ltd.	8,700	38,902
	Nittoc Construction Co., Ltd.	4,800	32,862
	NJS Co., Ltd.	3,300	48,034
	Noda Corp.	1,400	7,671
	Noevir Holdings Co., Ltd.	5,600	231,741
	NOF Corp.	18,600	696,445
	Nohmi Bosai, Ltd.	4,900	94,491
	Nojima Corp.	15,400	386,102
	Nomura Co., Ltd.	32,200	205,799
	Nomura Holdings, Inc.	297,600	1,400,557
	Nomura Holdings, Inc., Sponsored ADR	22,606	106,022
	Nomura Real Estate Holdings, Inc.	36,900	610,059
	Nomura Research Institute, Ltd.	33,266	878,003
	Noritake Co., Ltd.	1,700	51,121
	Noritsu Koki Co., Ltd.	5,700	81,748
	Noritz Corp.	9,800	119,122
	NS Solutions Corp.	11,100	292,308
#	NS Tool Co., Ltd.	1,900	45,068
	NSD Co., Ltd.	19,500	354,604
	NSK, Ltd.	53,000	356,776
	NTN Corp.	106,000	185,332
	NTT Data Corp.	101,000	1,148,294
	NTT DOCOMO, Inc.	94,800	2,609,950
	Obara Group, Inc.	2,600	83,636
	Obayashi Corp.	233,500	2,084,779
	OBIC Business Consultants Co., Ltd.	1,800	105,929
	Obic Co., Ltd.	2,800	502,122
	Ochi Holdings Co., Ltd.	800	11,598
	Odakyu Electric Railway Co., Ltd.	20,700	433,186
	Oenon Holdings, Inc.	11,900	45,081
	Ogaki Kyoritsu Bank, Ltd. (The)	5,600	109,987
	Ohara, Inc.	700	6,331
	Ohashi Technica, Inc.	2,500	34,836

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ohba Co., Ltd.	3,000	$18,256
	Ohmoto Gumi Co., Ltd.	100	4,139
	Ohsho Food Service Corp.	2,300	109,680
	Oiles Corp.	5,300	67,872
	Oita Bank, Ltd. (The)	1,900	42,501
	Oji Holdings Corp.	130,900	549,338
	Okabe Co., Ltd.	12,800	85,756
	Okamoto Industries, Inc.	3,000	113,553
	Okamoto Machine Tool Works, Ltd.	400	7,511
	Okamura Corp.	20,900	135,910
#	Okasan Securities Group, Inc.	44,000	125,181
	Oki Electric Industry Co., Ltd.	32,200	285,778
	Okinawa Cellular Telephone Co.	3,400	136,114
	OKUMA Corp.	7,800	301,332
	Okumura Corp.	10,600	251,377
	Okura Industrial Co., Ltd.	3,400	44,796
	Okuwa Co., Ltd.	8,300	115,709
	Olympic Group Corp.	2,900	26,367
	Olympus Corp.	138,900	2,498,319
	Omron Corp.	8,700	626,659
	Ono Pharmaceutical Co., Ltd.	17,900	503,122
	Onoken Co., Ltd.	6,400	69,802
	Onward Holdings Co., Ltd.	40,800	100,199
#	Ootoya Holdings Co., Ltd.	1,200	31,660
#*	Open Door, Inc.	2,900	26,270
	Open House Co., Ltd.	41,700	1,176,932
	Optex Group Co., Ltd.	4,600	47,482
*	Optim Corp.	5,000	162,297
	Oracle Corp.	4,600	554,127
	Organo Corp.	2,200	111,083
	Orient Corp.	133,000	128,209
#	Oriental Consultants Holdings Co., Ltd.	2,100	41,335
	Oriental Land Co., Ltd.	7,900	953,077
	Origin Co., Ltd.	1,200	14,028
#	Oro Co., Ltd.	1,800	50,057
	Osaka Gas Co., Ltd.	25,800	478,376
	Osaka Organic Chemical Industry, Ltd.	1,300	31,994
	Osaka Soda Co., Ltd.	2,800	60,456
	Osaki Electric Co., Ltd.	9,400	44,202
	OSG Corp.	19,400	264,346
	OSJB Holdings Corp.	40,000	85,226
	Otsuka Corp.	28,000	1,459,898
	Otsuka Holdings Co., Ltd.	7,300	302,757
	OUG Holdings, Inc.	1,000	25,263
	Outsourcing, Inc.	57,700	319,073
	Oyo Corp.	6,700	85,860
#	Ozu Corp.	700	11,230
	Pacific Industrial Co., Ltd.	8,800	64,570
	Pack Corp. (The)	3,300	82,700
	PAL GROUP Holdings Co., Ltd.	5,900	60,757
	PALTAC Corp.	6,300	341,237
	Pan Pacific International Holdings Corp.	53,300	1,208,044
	Panasonic Corp.	339,600	2,941,403
	Panasonic Corp., Sponsored ADR	24,160	210,917
	PAPYLESS Co., Ltd.	1,300	32,212
	Paraca, Inc.	900	12,878
	Paramount Bed Holdings Co., Ltd.	4,800	204,639
	Paris Miki Holdings, Inc.	2,800	6,845
	Park24 Co., Ltd.	50,200	668,808

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Parker Corp.	5,500	$23,077
#	Pasco Corp.	2,100	25,732
	Pasona Group, Inc.	16,200	190,440
	PC Depot Corp.	9,220	55,191
	PCA Corp.	600	26,100
	PCI Holdings, Inc.	2,900	28,382
	Pegasus Sewing Machine Manufacturing Co., Ltd.	7,900	18,817
	Penta-Ocean Construction Co., Ltd.	114,900	603,966
#*	Pepper Food Service Co., Ltd.	600	2,331
*	PeptiDream, Inc.	13,400	539,836
	Persol Holdings Co., Ltd.	114,700	1,450,076
	Phil Co., Inc.	300	4,284
#	PIA Corp.	1,700	39,995
	Pickles Corp.	1,200	30,108
	Pigeon Corp.	11,500	447,098
	Pilot Corp.	11,100	308,454
	Piolax, Inc.	5,600	77,257
	Pola Orbis Holdings, Inc.	24,500	407,344
	Poletowin Pitcrew Holdings, Inc.	14,300	122,099
	Premium Group Co., Ltd.	3,300	51,537
	Press Kogyo Co., Ltd.	12,400	32,118
	Pressance Corp.	12,300	135,130
	Prestige International, Inc.	28,100	219,491
	Pronexus, Inc.	4,500	47,742
*	Prored Partners Co., Ltd.	500	23,330
	Pro-Ship, Inc.	2,100	27,258
	Prospect Co., Ltd.	140,700	45,329
	PS Mitsubishi Construction Co., Ltd.	11,100	53,218
	Punch Industry Co., Ltd.	8,400	31,134
*	QB Net Holdings Co., Ltd.	2,700	43,837
	Qol Holdings Co., Ltd.	9,500	92,689
	Quick Co., Ltd.	7,200	69,758
	Raccoon Holdings, Inc.	2,900	32,126
	Raito Kogyo Co., Ltd.	9,700	134,753
	Raiznext Corp.	11,000	124,280
	Rakus Co., Ltd.	12,500	288,613
	Rakuten, Inc.	77,600	713,091
	Rasa Corp.	2,500	22,148
#	Rasa Industries, Ltd.	4,100	55,523
	Raysum Co., Ltd.	5,700	46,519
	Recruit Holdings Co., Ltd.	260,500	8,126,516
	Relia, Inc.	16,800	177,825
	Relo Group, Inc.	38,000	660,436
	Renaissance, Inc.	3,900	27,799
	Rengo Co., Ltd.	71,100	534,816
#*	RENOVA, Inc.	6,300	63,413
#	Retail Partners Co., Ltd.	7,900	159,157
	Rheon Automatic Machinery Co., Ltd.	1,500	17,245
	Rhythm Watch Co., Ltd.	900	5,051
	Ricoh Co., Ltd.	125,500	808,190
	Ricoh Leasing Co., Ltd.	8,200	207,468
	Ride On Express Holdings Co., Ltd.	3,000	70,861
#*	Right On Co., Ltd.	4,800	24,368
	Riken Keiki Co., Ltd.	2,700	62,866
	Riken Technos Corp.	13,600	48,798
	Rinnai Corp.	4,900	401,622
	Rion Co., Ltd.	1,600	29,512
	Riso Kagaku Corp.	4,400	51,460
	Rix Corp.	900	13,147

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Rock Field Co., Ltd.	2,200	$25,423
	Rohto Pharmaceutical Co., Ltd.	26,400	814,875
	Rokko Butter Co., Ltd.	1,000	14,614
	Roland DG Corp.	3,000	31,560
	Rorze Corp.	2,000	102,832
#	Round One Corp.	15,100	89,871
#*	Rozetta Corp.	600	19,360
	Ryobi, Ltd.	4,800	45,836
	Ryoden Corp.	7,900	104,129
	Ryohin Keikaku Co., Ltd.	116,900	1,409,021
	Ryosan Co., Ltd.	10,000	190,123
#	Ryoyo Electro Corp.	7,100	197,715
	S Foods, Inc.	2,300	55,047
	S&B Foods, Inc.	1,300	53,996
	Sac's Bar Holdings, Inc.	5,000	22,447
	Sagami Rubber Industries Co., Ltd.	2,000	30,758
#	Saibu Gas Co., Ltd.	13,000	276,463
	Saison Information Systems Co., Ltd.	3,100	62,777
	Saizeriya Co., Ltd.	3,900	60,770
	Sakai Chemical Industry Co., Ltd.	3,600	65,776
	Sakai Heavy Industries, Ltd.	1,000	20,403
	Sakai Moving Service Co., Ltd.	1,800	76,915
	Sakai Ovex Co., Ltd.	1,400	28,868
	Sakata INX Corp.	23,000	212,629
#	Sakura Internet, Inc.	8,400	42,142
	Sala Corp.	17,200	88,214
	SAMTY Co., Ltd.	14,700	159,760
	San Holdings, Inc.	1,000	10,505
	San ju San Financial Group, Inc.	3,210	38,062
	San-A Co., Ltd.	3,100	116,901
	San-Ai Oil Co., Ltd.	30,700	248,730
#*	Sanden Holdings Corp.	2,700	6,653
	Sanei Architecture Planning Co., Ltd.	3,700	41,775
	Sangetsu Corp.	9,700	132,679
	San-In Godo Bank, Ltd. (The)	19,900	93,055
*	Sanix, Inc.	16,200	36,165
	Sanken Electric Co., Ltd.	3,399	65,448
	Sanki Engineering Co., Ltd.	20,800	228,507
	Sankyo Co., Ltd.	8,000	200,124
	Sankyo Frontier Co., Ltd.	1,000	31,473
	Sankyo Seiko Co., Ltd.	13,500	53,156
	Sankyo Tateyama, Inc.	4,500	33,890
	Sankyu, Inc.	13,500	465,468
	Sanoh Industrial Co., Ltd.	2,800	16,164
#	Sansei Technologies, Inc.	1,300	7,476
	Sansha Electric Manufacturing Co., Ltd.	1,000	5,340
	Sanshin Electronics Co., Ltd.	5,000	83,008
	Santen Pharmaceutical Co., Ltd.	21,000	354,322
	Sanwa Holdings Corp.	90,200	773,019
	Sanyo Chemical Industries, Ltd.	3,200	136,405
	Sanyo Denki Co., Ltd.	2,800	125,484
	Sanyo Electric Railway Co., Ltd.	1,400	27,870
	Sanyo Shokai, Ltd.	4,300	22,507
	Sanyo Trading Co., Ltd.	8,000	68,398
	Sapporo Holdings, Ltd.	24,100	415,026
	Sato Holdings Corp.	8,500	176,515
	Sato Shoji Corp.	3,800	31,029
	Satori Electric Co., Ltd.	2,400	17,218
#	Sawada Holdings Co., Ltd.	4,800	40,825

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sawai Pharmaceutical Co., Ltd.	5,400	$256,527
*	Saxa Holdings, Inc.	1,300	17,307
	SB Technology Corp.	3,000	92,145
	SBI Holdings, Inc.	58,800	1,238,145
*	SBI Insurance Group Co., Ltd.	1,900	21,038
	SBS Holdings, Inc.	4,500	95,781
#	Scala, Inc.	6,000	32,420
#	SCREEN Holdings Co., Ltd.	9,400	472,454
	Scroll Corp.	7,900	41,462
	SCSK Corp.	10,243	521,331
#	SEC Carbon, Ltd.	200	11,189
	Secom Co., Ltd.	12,400	1,072,339
	Secom Joshinetsu Co., Ltd.	200	6,236
	Seed Co., Ltd.	2,100	12,540
	Sega Sammy Holdings, Inc.	39,900	449,816
	Seibu Holdings, Inc.	38,000	339,622
	Seika Corp.	4,100	43,606
	Seikagaku Corp.	7,100	67,345
	Seikitokyu Kogyo Co., Ltd.	4,600	31,273
	Seiko Epson Corp.	50,400	534,695
	Seiko Holdings Corp.	5,200	71,180
	Seiko PMC Corp.	3,900	25,158
	Seino Holdings Co., Ltd.	19,500	240,002
	Seiren Co., Ltd.	12,500	144,165
	Sekisui Chemical Co., Ltd.	19,200	261,355
#	Sekisui House, Ltd.	59,500	1,086,693
	Sekisui Jushi Corp.	5,800	109,281
	Sekisui Kasei Co., Ltd.	9,600	46,505
	Senko Group Holdings Co., Ltd.	37,520	280,557
	Senshu Electric Co., Ltd.	4,100	115,879
	Senshu Ikeda Holdings, Inc.	30,200	44,467
*	Senshukai Co., Ltd.	11,400	36,361
	Seria Co., Ltd.	16,200	648,175
	Seven & I Holdings Co., Ltd.	97,600	2,949,424
	Seven Bank, Ltd.	282,000	691,755
	SFP Holdings Co., Ltd.	2,000	22,932
	SG Holdings Co., Ltd.	18,400	675,255
	Sharp Corp.	25,500	251,682
	Shibaura Electronics Co., Ltd.	1,200	22,954
	Shibaura Machine Co., Ltd.	4,700	88,061
	Shibaura Mechatronics Corp.	1,700	41,836
	Shibusawa Warehouse Co., Ltd. (The)	900	15,201
	Shibuya Corp.	3,000	77,717
*	Shidax Corp.	3,800	7,546
	Shikibo, Ltd.	3,500	33,441
	Shikoku Bank, Ltd. (The)	3,800	25,385
	Shikoku Chemicals Corp.	14,500	149,611
	Shima Seiki Manufacturing, Ltd.	8,300	97,971
	Shimachu Co., Ltd.	7,300	198,650
	Shimadzu Corp.	19,200	489,970
#	Shimamura Co., Ltd.	5,800	403,324
	Shimano, Inc.	2,600	564,558
	Shimizu Bank, Ltd. (The)	1,900	26,933
	Shimizu Corp.	164,100	1,176,371
	Shimojima Co., Ltd.	4,600	50,059
	Shin Nippon Air Technologies Co., Ltd.	3,000	61,435
	Shin Nippon Biomedical Laboratories, Ltd.	3,700	21,970
	Shinagawa Refractories Co., Ltd.	1,700	32,727
	Shindengen Electric Manufacturing Co., Ltd.	1,600	29,900

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co., Ltd.	36,800	$4,307,025
	Shin-Etsu Polymer Co., Ltd.	18,500	149,966
	Shin-Keisei Electric Railway Co., Ltd.	600	11,967
	Shinki Bus Co., Ltd.	800	23,244
	Shinko Electric Industries Co., Ltd.	8,000	120,454
	Shinko Shoji Co., Ltd.	6,600	52,990
	Shinmaywa Industries, Ltd.	12,400	108,511
	Shinnihon Corp.	8,500	62,975
	Shinoken Group Co., Ltd.	16,300	118,156
	Shinsei Bank, Ltd.	53,800	607,792
	Shinsho Corp.	800	13,147
	Shinwa Co., Ltd.	2,600	47,453
	Shinwa Co., Ltd.	2,600	16,434
	Shionogi & Co., Ltd.	22,500	1,338,546
	Ship Healthcare Holdings, Inc.	12,600	542,459
	Shiseido Co., Ltd.	75,000	4,178,713
	Shizuki Electric Co., Inc.	1,200	5,881
	Shizuoka Bank, Ltd. (The)	31,500	204,569
	Shizuoka Gas Co., Ltd.	17,900	144,162
	SHO-BOND Holdings Co., Ltd.	5,900	254,458
	Shoei Co., Ltd.	7,000	186,517
	Shoei Foods Corp.	1,500	51,985
	Shofu, Inc.	2,000	25,491
	Showa Corp.	8,700	183,871
	Showa Denko K.K.	44,100	914,287
#	Showa Sangyo Co., Ltd.	2,600	84,164
	Sigma Koki Co., Ltd.	700	6,853
#	SIGMAXYZ, Inc.	3,900	57,623
*	Silver Life Co., Ltd.	500	8,858
	Sinanen Holdings Co., Ltd.	3,000	81,379
	Sinfonia Technology Co., Ltd.	7,000	66,706
	Sinko Industries, Ltd.	5,800	76,734
	Sintokogio, Ltd.	8,900	58,884
	SK-Electronics Co., Ltd.	3,800	34,888
	SKY Perfect JSAT Holdings, Inc.	42,800	157,498
#	Skylark Holdings Co., Ltd.	49,100	680,908
	SMC Corp.	2,400	1,261,318
	SMK Corp.	800	17,463
	SMS Co., Ltd.	29,600	734,489
	Snow Peak, Inc.	2,500	26,887
	SNT Corp.	2,900	5,754
	Soda Nikka Co., Ltd.	6,600	31,529
	Sodick Co., Ltd.	14,600	113,866
	Soft99 Corp.	1,100	8,511
	Softbank Corp.	80,400	1,076,251
	SoftBank Group Corp.	232,868	14,687,726
	Softbrain Co., Ltd.	5,000	16,100
	Softcreate Holdings Corp.	3,500	76,046
	Software Service, Inc.	900	93,229
	Sohgo Security Services Co., Ltd.	7,500	353,813
#	Soiken Holdings, Inc.	9,300	44,787
	Soken Chemical & Engineering Co., Ltd.	3,500	38,266
	Solasto Corp.	14,400	139,365
	SoldOut, Inc.	800	13,169
	Soliton Systems K.K.	5,500	77,316
	Sompo Holdings, Inc.	37,500	1,235,782
	Sony Corp.	156,300	12,143,729
	Sotetsu Holdings, Inc.	13,100	312,430
	Sotoh Co., Ltd.	2,400	21,529

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Space Co., Ltd.	2,900	$24,658
	Space Value Holdings Co., Ltd.	5,400	16,721
	Sparx Group Co., Ltd.	29,800	53,494
	SPK Corp.	2,500	31,725
	S-Pool, Inc.	26,800	166,824
	Sprix, Ltd.	3,000	18,598
	Square Enix Holdings Co., Ltd.	13,200	709,232
	SRA Holdings	5,500	118,892
*	SRS Holdings Co., Ltd.	2,600	20,260
	St Marc Holdings Co., Ltd.	3,900	53,868
	Star Mica Holdings Co., Ltd.	5,300	58,489
	Star Micronics Co., Ltd.	9,000	100,903
	Starts Corp., Inc.	13,600	248,250
	St-Care Holding Corp.	1,700	6,636
	Stella Chemifa Corp.	2,700	69,383
	Step Co., Ltd.	1,000	13,678
	Strike Co., Ltd.	2,000	87,826
	Studio Alice Co., Ltd.	3,300	44,360
	Subaru Corp.	53,900	1,018,030
	Subaru Enterprise Co., Ltd.	500	33,905
	Sugi Holdings Co., Ltd.	11,100	802,038
	Sugimoto & Co., Ltd.	3,600	59,398
	Sumida Corp.	6,400	38,869
	Suminoe Textile Co., Ltd.	500	7,813
	Sumitomo Bakelite Co., Ltd.	13,400	325,138
	Sumitomo Chemical Co., Ltd.	326,931	943,398
	Sumitomo Dainippon Pharma Co., Ltd.	38,000	474,590
	Sumitomo Densetsu Co., Ltd.	6,500	132,897
	Sumitomo Electric Industries, Ltd.	78,500	877,050
	Sumitomo Forestry Co., Ltd.	48,800	545,606
	Sumitomo Heavy Industries, Ltd.	32,500	633,264
	Sumitomo Metal Mining Co., Ltd.	29,500	886,757
	Sumitomo Mitsui Construction Co., Ltd.	61,200	237,696
	Sumitomo Mitsui Financial Group, Inc.	94,700	2,523,417
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	147,256	787,820
	Sumitomo Mitsui Trust Holdings, Inc.	32,400	831,841
*	Sumitomo Precision Products Co., Ltd.	700	13,389
	Sumitomo Realty & Development Co., Ltd.	36,900	941,024
	Sumitomo Riko Co., Ltd.	4,100	19,187
	Sumitomo Seika Chemicals Co., Ltd.	3,000	95,213
	Sumitomo Warehouse Co., Ltd. (The)	11,800	133,286
	Sun Frontier Fudousan Co., Ltd.	15,400	119,271
	Suncall Corp.	2,600	9,172
	Sundrug Co., Ltd.	16,500	561,510
	Suntory Beverage & Food, Ltd.	14,700	554,869
	Sun-Wa Technos Corp.	4,000	29,203
	Suruga Bank, Ltd.	100	337
	Sushiro Global Holdings, Ltd.	16,400	347,823
	Suzuden Corp.	2,200	24,224
	Suzuken Co., Ltd.	15,290	543,897
	Suzuki Co., Ltd.	2,800	16,823
	Suzuki Motor Corp.	47,200	1,548,794
	SWCC Showa Holdings Co., Ltd.	7,100	82,702
	Sysmex Corp.	24,600	1,891,656
	System Information Co., Ltd.	1,100	14,394
	System Research Co., Ltd.	2,300	40,426
	Systems Engineering Consultants Co., Ltd.	1,000	27,126
	Systena Corp.	19,700	295,615
	Syuppin Co., Ltd.	10,000	58,441

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	T Hasegawa Co., Ltd.	7,500	$149,807
	T RAD Co., Ltd.	800	9,966
	T&D Holdings, Inc.	68,900	567,149
	T&K Toka Co., Ltd.	9,500	69,716
	Tachibana Eletech Co., Ltd.	3,100	47,585
	Tachikawa Corp.	2,200	24,010
	Tachi-S Co., Ltd.	6,400	51,009
	Tadano, Ltd.	33,700	270,148
	Taihei Dengyo Kaisha, Ltd.	4,500	91,261
	Taiho Kogyo Co., Ltd.	1,600	7,576
	Taikisha, Ltd.	9,400	264,203
	Taiko Bank, Ltd. (The)	1,400	16,514
	Taiko Pharmaceutical Co., Ltd.	3,600	78,944
	Taisei Corp.	43,900	1,507,959
	Taisei Lamick Co., Ltd.	2,300	58,309
	Taisei Oncho Co., Ltd.	1,900	32,306
	Taisho Pharmaceutical Holdings Co., Ltd.	4,500	255,684
	Taiyo Holdings Co., Ltd.	4,700	222,040
	Taiyo Nippon Sanso Corp.	9,700	153,003
	Takachiho Koheki Co., Ltd.	1,200	10,087
	Takamatsu Construction Group Co., Ltd.	5,600	113,783
	Takamiya Co., Ltd.	8,300	42,417
	Takano Co., Ltd.	1,800	10,430
	Takaoka Toko Co., Ltd.	3,000	26,429
	Takara & Co., Ltd.	2,300	47,666
	Takara Bio, Inc.	4,700	125,496
	Takara Holdings, Inc.	1,400	12,066
	Takara Leben Co., Ltd.	37,200	117,657
	Takara Standard Co., Ltd.	12,200	164,736
	Takasago International Corp.	7,500	143,622
	Takasago Thermal Engineering Co., Ltd.	16,000	212,539
	Takashima & Co., Ltd.	700	10,784
	Takashimaya Co., Ltd.	49,100	326,788
	Take And Give Needs Co., Ltd.	1,500	6,795
	TAKEBISHI Corp.	1,000	12,610
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,752	104,686
	Takeda Pharmaceutical Co., Ltd.	81,430	2,953,206
	Takeei Corp.	6,200	68,775
	Takeuchi Manufacturing Co., Ltd.	10,900	181,729
	Takihyo Co., Ltd.	2,000	34,890
	Takisawa Machine Tool Co., Ltd.	1,100	10,246
	Takuma Co., Ltd.	15,000	207,397
#	Tama Home Co., Ltd.	6,300	65,039
	Tamagawa Holdings Co., Ltd.	1,300	26,648
	Tamron Co., Ltd.	3,000	47,685
#	Tanseisha Co., Ltd.	10,000	55,563
	Tatsuta Electric Wire and Cable Co., Ltd.	13,000	71,236
	Tayca Corp.	6,000	72,787
	Tbk Co., Ltd.	3,900	15,611
#	TDC Soft, Inc.	3,600	29,561
	TechMatrix Corp.	10,400	179,399
	TECHNO ASSOCIE Co., Ltd.	3,000	25,370
	Techno Horizon Holdings Co., Ltd.	4,600	42,084
	Techno Ryowa, Ltd.	4,200	35,487
#	Techno Smart Corp.	1,700	12,701
	TechnoPro Holdings, Inc.	15,400	786,940
	Teijin, Ltd.	78,500	1,133,676
	Teikoku Electric Manufacturing Co., Ltd.	2,000	22,278
	Teikoku Sen-I Co., Ltd.	3,900	86,785

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teikoku Tsushin Kogyo Co., Ltd.	900	$9,376
	Tekken Corp.	4,000	71,265
	Temairazu, Inc.	200	6,533
	Tenma Corp.	4,000	58,045
	Tenpos Holdings Co., Ltd.	900	15,563
	Terumo Corp.	25,000	945,776
	T-Gaia Corp.	8,600	154,547
	THK Co., Ltd.	16,500	388,744
	Tigers Polymer Corp.	2,500	10,336
	TIS, Inc.	31,900	683,157
	TKC Corp.	2,600	143,104
	Toa Corp.	2,900	18,301
	Toa Corp.	5,700	83,320
	Toa Oil Co., Ltd.	300	5,375
	TOA ROAD Corp.	900	29,060
	Toagosei Co., Ltd.	38,400	366,107
	Tobishima Corp.	7,330	69,731
	Tobu Railway Co., Ltd.	11,700	327,645
	TOC Co., Ltd.	16,000	95,655
	Tocalo Co., Ltd.	21,200	237,447
	Tochigi Bank, Ltd. (The)	17,000	24,943
	Toda Corp.	57,500	368,844
*	Toda Kogyo Corp.	800	12,888
	Toei Animation Co., Ltd.	3,100	159,555
	Toei Co., Ltd.	1,500	199,359
	Toell Co., Ltd.	2,200	13,991
	Toenec Corp.	3,800	134,566
	Toho Bank, Ltd. (The)	24,600	51,592
	Toho Co., Ltd.	9,400	279,421
	Toho Co., Ltd.	2,300	38,074
	Toho Gas Co., Ltd.	23,200	1,012,429
	Toho Holdings Co., Ltd.	26,100	446,939
	Toho Titanium Co., Ltd.	4,300	23,092
*	Toho Zinc Co., Ltd.	2,300	31,536
	Tohoku Bank, Ltd. (The)	2,400	21,826
	Tohokushinsha Film Corp.	5,900	33,949
	Tohto Suisan Co., Ltd.	700	20,291
	Tokai Carbon Co., Ltd.	53,100	463,285
	Tokai Corp.	4,500	90,353
	TOKAI Holdings Corp.	23,900	222,883
	Tokai Rika Co., Ltd.	9,500	118,821
	Tokai Tokyo Financial Holdings, Inc.	62,600	135,169
	Token Corp.	2,320	147,461
	Tokio Marine Holdings, Inc.	71,500	3,019,084
	Tokushu Tokai Paper Co., Ltd.	1,300	53,234
*	Tokyo Base Co., Ltd.	3,100	8,018
	Tokyo Broadcasting System Holdings, Inc.	9,000	135,903
	Tokyo Century Corp.	22,600	1,271,140
	Tokyo Dome Corp.	14,500	86,773
	Tokyo Electron Device, Ltd.	1,100	33,903
	Tokyo Electron, Ltd.	17,300	4,787,208
	Tokyo Energy & Systems, Inc.	10,800	74,484
	Tokyo Gas Co., Ltd.	37,400	794,080
	Tokyo Individualized Educational Institute, Inc.	6,800	31,639
	Tokyo Keiki, Inc.	2,900	25,003
	Tokyo Kiraboshi Financial Group, Inc.	4,285	43,948
	Tokyo Ohka Kogyo Co., Ltd.	7,100	375,589
*	Tokyo Rope Manufacturing Co., Ltd.	3,300	15,872
	Tokyo Sangyo Co., Ltd.	7,300	32,922

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Seimitsu Co., Ltd.	8,700	$278,019
	Tokyo Tatemono Co., Ltd.	61,500	657,311
#	Tokyo Theatres Co., Inc.	3,200	34,519
	Tokyotokeiba Co., Ltd.	1,600	62,673
	Tokyu Construction Co., Ltd.	30,500	141,830
	Tokyu Corp.	40,683	452,755
	Tokyu Fudosan Holdings Corp.	180,000	687,878
	Tokyu Recreation Co., Ltd.	300	11,599
	Toli Corp.	14,500	33,185
	Tomato Bank, Ltd.	3,000	27,881
	Tomoe Corp.	3,500	10,631
#	Tomoe Engineering Co., Ltd.	3,000	54,552
	Tomoku Co., Ltd.	2,700	43,092
	TOMONY Holdings, Inc.	21,000	64,047
	Tomy Co., Ltd.	34,900	261,856
	Tonami Holdings Co., Ltd.	1,200	64,172
	Topcon Corp.	44,000	287,876
	Toppan Forms Co., Ltd.	17,300	163,391
	Toppan Printing Co., Ltd.	19,640	294,431
	Topre Corp.	7,700	74,178
	Topy Industries, Ltd.	4,600	47,409
	Toray Industries, Inc.	306,507	1,326,734
	Torex Semiconductor, Ltd.	900	10,159
	Toridoll Holdings Corp.	6,400	66,892
	Torigoe Co., Ltd. (The)	3,600	30,849
#	Torikizoku Co., Ltd.	2,700	31,663
	Torishima Pump Manufacturing Co., Ltd.	6,900	55,239
	Tosei Corp.	14,000	108,379
	Toshiba Corp.	23,300	712,541
	Toshiba TEC Corp.	10,000	384,440
	Totech Corp.	2,700	58,349
	Totetsu Kogyo Co., Ltd.	5,200	124,061
	TOTO, Ltd.	10,200	384,761
	Totoku Electric Co., Ltd.	300	6,014
	Tottori Bank, Ltd. (The)	1,400	14,427
#	Tow Co., Ltd.	17,400	43,246
	Towa Bank, Ltd. (The)	3,400	20,464
	Towa Corp.	7,800	90,968
	Towa Pharmaceutical Co., Ltd.	6,400	115,118
	Toyo Construction Co., Ltd.	25,400	88,330
	Toyo Corp.	4,000	34,048
	Toyo Denki Seizo K.K.	2,600	25,528
*	Toyo Engineering Corp.	18,500	53,387
	Toyo Ink SC Holdings Co., Ltd.	19,100	344,344
	Toyo Kanetsu K.K.	5,100	94,840
#	Toyo Logistics Co., Ltd.	7,500	22,057
	Toyo Machinery & Metal Co., Ltd.	5,800	21,039
	Toyo Securities Co., Ltd.	25,300	23,846
	Toyo Seikan Group Holdings, Ltd.	46,300	507,145
	Toyo Suisan Kaisha, Ltd.	3,700	224,942
	Toyo Tanso Co., Ltd.	4,500	67,867
	Toyo Wharf & Warehouse Co., Ltd.	900	11,947
	Toyobo Co., Ltd.	22,223	308,804
	Toyoda Gosei Co., Ltd.	15,500	303,932
	Toyota Boshoku Corp.	31,100	363,821
	Toyota Industries Corp.	8,300	421,666
	Toyota Motor Corp., Sponsored ADR	53,503	6,385,048
	Toyota Motor Corp.	198,118	11,761,064
	TPR Co., Ltd.	7,300	88,723

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trancom Co., Ltd.	3,100	$224,997
	Transaction Co., Ltd.	7,000	70,282
	Transcosmos, Inc.	6,400	154,886
	Trend Micro, Inc.	20,400	1,196,437
	Tri Chemical Laboratories, Inc.	800	79,492
#	Trusco Nakayama Corp.	15,400	362,755
	TS Tech Co., Ltd.	12,800	324,675
	TSI Holdings Co., Ltd.	23,500	66,153
	Tsubaki Nakashima Co., Ltd.	15,700	104,589
	Tsubakimoto Chain Co.	8,400	197,158
	Tsubakimoto Kogyo Co., Ltd.	1,300	35,260
	Tsugami Corp.	17,300	159,302
	Tsukada Global Holdings, Inc.	1,400	2,916
	Tsukui Corp.	20,500	88,306
	Tsuruha Holdings, Inc.	5,100	707,195
	Tsurumi Manufacturing Co., Ltd.	5,900	100,593
	Tsutsumi Jewelry Co., Ltd.	2,500	43,628
#	Tsuzuki Denki Co., Ltd.	600	9,830
	TV Asahi Holdings Corp.	6,800	92,990
	Tv Tokyo Holdings Corp.	4,600	95,516
	UACJ Corp.	12,400	209,323
	Uchida Yoko Co., Ltd.	4,900	296,643
	Ueki Corp.	600	13,846
	Ulvac, Inc.	8,400	249,191
	Unicharm Corp.	29,500	1,334,368
*	Uniden Holdings Corp.	1,000	15,231
	UNIMAT Retirement Community Co., Ltd.	1,400	12,749
	Union Tool Co.	900	21,932
	Unipres Corp.	13,800	103,306
	United Arrows, Ltd.	10,000	132,016
	United Super Markets Holdings, Inc.	13,900	167,467
	UNITED, Inc.	3,400	33,961
*	Universal Entertainment Corp.	3,700	65,140
#	Urbanet Corp. Co., Ltd.	9,800	23,800
	Usen-Next Holdings Co., Ltd.	1,300	14,113
	Ushio, Inc.	32,100	377,468
	USS Co., Ltd.	31,300	464,052
#*	UT Group Co., Ltd.	17,200	350,691
	Utoc Corp.	2,100	9,613
#*	UUUM, Inc.	3,100	56,423
#	V Technology Co., Ltd.	3,700	118,736
	Valor Holdings Co., Ltd.	13,200	286,614
	Valqua, Ltd.	4,800	82,440
#	Value HR Co., Ltd.	1,600	19,612
	ValueCommerce Co., Ltd.	5,900	174,788
	Valuence Holdings, Inc.	1,500	21,728
#	V-Cube, Inc.	4,500	54,201
*	Vector, Inc.	17,100	118,155
	Vertex Corp.	1,600	26,101
#*	VIA Holdings, Inc.	1,700	4,471
*	Vision, Inc.	3,000	16,668
	Vital KSK Holdings, Inc.	15,000	144,401
	VT Holdings Co., Ltd.	37,300	110,404
	Wacoal Holdings Corp.	23,900	403,644
	Wacom Co., Ltd.	39,100	212,313
	Waida Manufacturing Co., Ltd.	800	5,891
	Wakachiku Construction Co., Ltd.	3,200	33,932
	Wakita & Co., Ltd.	12,500	106,432
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	36,216

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Waseda Academy Co., Ltd.	1,200	$10,571
	Watahan & Co., Ltd.	4,300	88,733
	Watts Co., Ltd.	1,800	17,030
	WDB Holdings Co., Ltd.	6,600	156,617
	Weathernews, Inc.	1,600	58,366
	Welbe, Inc.	1,700	20,410
	Welcia Holdings Co., Ltd.	8,000	732,389
*	Wellnet Corp.	9,400	50,271
	West Holdings Corp.	10,680	246,849
	West Japan Railway Co.	9,000	388,664
	Will Group, Inc.	8,400	43,081
	WIN-Partners Co., Ltd.	4,900	42,444
	Wood One Co., Ltd.	3,300	36,114
#	Workman Co., Ltd.	3,500	330,654
	World Co., Ltd.	10,200	119,918
	World Holdings Co., Ltd.	3,600	48,644
	Wowow, Inc.	1,300	30,265
	Xebio Holdings Co., Ltd.	8,300	53,484
	Yahagi Construction Co., Ltd.	7,200	52,000
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	10,551
	Yakult Honsha Co., Ltd.	11,700	668,715
	YAKUODO Holdings Co., Ltd.	4,600	117,301
	YAMABIKO Corp.	11,100	90,505
	YAMADA Consulting Group Co., Ltd.	3,400	36,179
	Yamada Denki Co., Ltd.	79,700	345,786
	Yamagata Bank, Ltd. (The)	4,400	52,278
	Yamaguchi Financial Group, Inc.	7,800	46,058
	Yamaha Corp.	7,300	336,579
	Yamaha Motor Co., Ltd.	87,700	1,278,846
	Yamaichi Electronics Co., Ltd.	3,500	41,668
	YA-MAN, Ltd.	16,600	150,232
	Yamanashi Chuo Bank, Ltd. (The)	3,300	24,616
	Yamatane Corp.	1,400	16,261
	Yamato Corp.	8,000	42,914
	Yamato Holdings Co., Ltd.	23,300	600,805
#	Yamato International, Inc.	6,300	19,429
	Yamaya Corp.	1,000	18,507
	Yamazaki Baking Co., Ltd.	24,800	416,150
	Yamazawa Co., Ltd.	1,400	22,260
	Yamazen Corp.	18,800	169,483
	Yaoko Co., Ltd.	6,900	548,345
	Yashima Denki Co., Ltd.	500	4,122
	Yaskawa Electric Corp.	36,800	1,223,502
	Yasuda Logistics Corp.	2,900	23,564
	Yasunaga Corp.	1,200	10,306
	YE DIGITAL Corp.	3,200	14,357
	Yellow Hat, Ltd.	10,800	141,755
	Yodogawa Steel Works, Ltd.	8,200	135,421
	Yokogawa Bridge Holdings Corp.	8,300	145,993
	Yokogawa Electric Corp.	43,100	662,020
	Yokohama Reito Co., Ltd.	16,900	134,508
	Yokowo Co., Ltd.	3,700	83,564
	Yomeishu Seizo Co., Ltd.	1,400	23,259
	Yomiuri Land Co., Ltd.	900	28,274
	Yondenko Corp.	2,200	46,272
	Yondoshi Holdings, Inc.	3,900	65,127
	Yoshinoya Holdings Co., Ltd.	11,600	198,514
	Yossix Co., Ltd.	1,100	16,011
	Yotai Refractories Co., Ltd.	9,100	60,209

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuasa Funashoku Co., Ltd.	400	$11,172
	Yuasa Trading Co., Ltd.	5,300	141,714
#	Yumeshin Holdings Co., Ltd.	12,000	60,331
	Yurtec Corp.	19,500	112,011
	Yushin Precision Equipment Co., Ltd.	4,400	26,698
	Yushiro Chemical Industry Co., Ltd.	1,500	17,697
	Yutaka Giken Co., Ltd.	900	11,787
	Z Holdings Corp.	195,300	1,038,553
	Zaoh Co., Ltd.	1,600	21,150
	Zenitaka Corp. (The)	900	32,922
	Zenkoku Hosho Co., Ltd.	22,400	782,890
	Zenrin Co., Ltd.	8,650	84,897
	Zensho Holdings Co., Ltd.	15,468	280,020
	Zeon Corp.	49,300	474,084
	ZIGExN Co., Ltd.	29,500	79,333
	ZOZO, Inc.	23,800	643,799
	Zuiko Corp.	400	17,951
TOTAL JAPAN			495,106,384
NETHERLANDS — (4.5%)
	Aalberts NV	30,349	1,083,830
	ABN AMRO Bank NV	38,120	316,617
*	Accell Group NV	6,871	192,771
*	Adyen NV	1,285	2,156,240
	Aegon NV	403,878	1,183,520
	Aegon NV	94,503	274,059
	Akzo Nobel NV	29,854	2,813,019
*	Altice Europe NV	172,034	815,659
*	Altice Europe NV, Class B	5,130	24,366
#	AMG Advanced Metallurgical Group NV	2,691	47,951
	Amsterdam Commodities NV	9,161	203,481
	APERAM SA	22,258	634,009
#*	Arcadis NV	30,947	635,606
*	Argenx SE	2,483	572,956
	ASM International NV	10,890	1,665,824
	ASML Holding NV	5,120	1,820,321
	ASML Holding NV	25,141	8,892,875
	ASR Nederland NV	84,189	2,719,908
*	Basic-Fit NV	8,286	215,658
	BE Semiconductor Industries NV	19,812	885,828
#*	Brunel International NV	8,121	58,693
#	Coca-Cola European Partners P.L.C.	43,303	1,754,431
	Corbion NV	17,966	689,625
	Euronext NV	10,038	1,159,567
	Flow Traders	11,803	433,679
	ForFarmers NV	14,215	91,513
#*	Fugro NV	47,023	189,373
*	GrandVision NV	8,498	243,752
#*	Heijmans NV	8,775	61,637
	Heineken NV	34,074	3,300,277
*	Hunter Douglas NV	1,818	98,660
	IMCD NV	16,137	1,668,688
#	ING Groep NV, Sponsored ADR	52,727	363,816
	ING Groep NV	470,871	3,283,327
	Intertrust NV	29,353	543,911
*	Just Eat Takeaway.com NV	1,499	161,768
*	Just Eat Takeaway.com NV	13,257	1,425,003
*	Kendrion NV	3,348	46,067
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	24,141

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke Ahold Delhaize NV	279,895	$8,061,213
*	Koninklijke BAM Groep NV	59,131	92,135
	Koninklijke DSM NV	28,192	4,315,234
#	Koninklijke KPN NV	1,241,478	3,270,556
*	Koninklijke Philips NV	103,251	5,335,071
*	Koninklijke Philips NV	25,868	1,338,685
	Koninklijke Vopak NV	22,662	1,238,881
*	Lucas Bols NV	3,519	32,110
*	Nederland Apparatenfabriek	2,325	113,754
	NN Group NV	73,770	2,700,137
*	Ordina NV	20,715	52,503
	PostNL NV	118,354	290,292
*	Prosus N.V.	34,685	3,375,785
	Randstad NV	80,099	3,858,159
*	Signify NV	46,032	1,381,109
	Sligro Food Group NV	5,889	92,460
	TKH Group NV	13,161	519,048
*	TomTom NV	24,461	195,863
	Unilever NV	146,981	8,676,288
	Unilever NV	57,621	3,404,841
	Van Lanschot Kempen NV	4,458	77,157
	Wolters Kluwer NV	85,973	6,785,384
TOTAL NETHERLANDS			97,959,091
NEW ZEALAND — (0.4%)
#	Arvida Group, Ltd.	58,199	61,835
	Auckland International Airport, Ltd.	133,485	569,026
	Briscoe Group, Ltd.	5,956	13,510
	Chorus, Ltd.	145,570	719,258
	Chorus, Ltd., ADR	880	21,622
	Contact Energy, Ltd.	41,450	161,246
	EBOS Group, Ltd.	45,515	659,635
	Fisher & Paykel Healthcare Corp., Ltd.	49,037	1,174,653
	Fletcher Building, Ltd.	212,834	478,421
	Fletcher Building, Ltd.	1,711	3,804
	Freightways, Ltd.	36,770	171,206
#	Gentrack Group, Ltd.	3,743	3,183
	Hallenstein Glasson Holdings, Ltd.	15,793	36,018
	Heartland Group Holdings, Ltd.	97,477	85,229
	Infratil, Ltd.	217,264	697,708
#	Investore Property, Ltd.	53,820	71,211
	Kathmandu Holdings, Ltd.	147,266	111,361
	Mainfreight, Ltd.	11,355	354,899
	Mercury NZ, Ltd.	86,179	267,925
	Meridian Energy, Ltd.	160,529	521,202
	Metlifecare, Ltd.	24,037	94,186
	NEW Zealand King Salmon Investments, Ltd.	7,998	9,718
	New Zealand Refining Co., Ltd. (The)	40,839	19,296
#*	NZME, Ltd.	3,265	524
	NZX, Ltd.	50,860	49,331
	Oceania Healthcare, Ltd.	23,137	15,511
	PGG Wrightson, Ltd.	9,271	17,298
#	Port of Tauranga, Ltd.	20,445	104,866
*	Pushpay Holdings, Ltd.	8,107	42,856
*	Restaurant Brands New Zealand, Ltd.	7,513	59,576
	Ryman Healthcare, Ltd.	22,629	200,854
	Sanford, Ltd.	10,196	44,049
	Scales Corp., Ltd.	17,828	62,189
	Skellerup Holdings, Ltd.	41,550	67,294

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
*	SKY Network Television, Ltd.	224,706	$19,255
	SKYCITY Entertainment Group, Ltd.	63,590	105,288
	Spark New Zealand, Ltd.	430,529	1,410,902
	Steel & Tube Holdings, Ltd.	4,051	1,498
	Summerset Group Holdings, Ltd.	44,649	233,484
*	Synlait Milk, Ltd.	4,558	20,862
	Tourism Holdings, Ltd.	31,632	39,543
*	TOWER, Ltd.	110,380	43,960
#	Trustpower, Ltd.	2,332	10,270
	Turners Automotive Group, Ltd.	4,885	7,377
	Vector, Ltd.	58,050	150,175
	Vista Group International, Ltd.	9,200	7,801
	Warehouse Group, Ltd. (The)	32,141	44,231
	Z Energy, Ltd.	178,107	333,199
TOTAL NEW ZEALAND			9,398,345
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	66,881	30,828
#*	Adevinta ASA, Class B	11,925	190,888
	AF Gruppen ASA	10,432	200,474
*	Akastor ASA	49,939	33,135
*	Aker Solutions ASA	39,627	64,742
	American Shipping Co. ASA	3,443	10,084
	Atea ASA	44,158	512,725
	Austevoll Seafood ASA	11,545	97,583
#	Avance Gas Holding, Ltd.	4,868	11,402
#*	B2Holding ASA	88,310	45,548
*	Bakkafrost P/F	3,650	222,666
#	Bonheur ASA	4,820	113,608
	Borr Drilling Ltd.	1,000	894
	Borregaard ASA	29,941	399,393
*	BW Energy, Ltd.	6,728	12,687
*	DNB ASA	158,987	2,441,936
	Entra ASA	53,609	756,793
	Europris ASA	105,581	519,053
	Fjordkraft Holding ASA	21,477	191,072
*	Gjensidige Forsikring ASA	21,417	440,288
	Golar LNG, Ltd.	568	4,260
	Grieg Seafood ASA	15,229	154,119
#*	Hexagon Composites ASA	21,825	114,919
#*	Kongsberg Automotive ASA	191,049	3,151
	Kongsberg Gruppen ASA	23,700	359,653
*	Kvaerner ASA	87,127	92,684
	Leroy Seafood Group ASA	27,355	158,590
	Mowi ASA	43,088	782,531
*	NEL ASA	81,684	170,277
#*	Nordic Nanovector ASA	2,120	5,170
*	Nordic Semiconductor ASA	28,929	286,901
*	Norsk Hydro ASA	52,737	148,968
	Norway Royal Salmon ASA	6,469	160,667
*	Norwegian Finans Holding ASA	26,601	198,721
	Norwegian Property ASA	10,414	13,185
	Ocean Yield ASA	15,224	37,302
#*	Odfjell Drilling, Ltd.	25,534	31,884
*	Olav Thon Eiendomsselskap ASA	2,241	37,766
	Orkla ASA	56,550	556,216
*	Otello Corp. ASA	43,963	60,788
*	PGS ASA	119,512	42,615
*	PhotoCure ASA	2,303	18,641

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Protector Forsikring ASA	21,620	$104,375
*	Salmar ASA	9,747	463,577
*	Sbanken ASA	14,605	105,354
	Scatec Solar ASA	31,690	552,380
#*	Schibsted ASA, Class A	11,049	400,841
*	Schibsted ASA, Class B	13,810	451,738
	Selvaag Bolig ASA	18,981	105,707
*	Solon Eiendom ASA	2,379	7,776
*	SpareBank 1 SR-Bank ASA	90,854	720,560
*	Storebrand ASA	200,358	1,096,431
*	Subsea 7 SA	126,266	967,292
#	TGS NOPEC Geophysical Co. ASA	65,216	970,767
*	Tomra Systems ASA	14,417	593,589
	Treasure ASA	7,397	8,503
*	Veidekke ASA	33,892	460,985
	Wilh Wilhelmsen Holding ASA, Class A	2,067	25,542
*	XXL ASA	11,770	28,356
TOTAL NORWAY			16,798,580
PORTUGAL — (0.2%)
#	Altri SGPS SA	33,575	166,102
*	Banco Espirito Santo SA	18,689	0
*	CTT-Correios de Portugal SA	54,748	146,187
	EDP Renovaveis SA	48,465	792,005
	Jeronimo Martins SGPS SA	55,551	931,383
#*	Mota-Engil SGPS SA	35,962	49,534
	Navigator Co. SA (The)	38,840	96,370
	NOS SGPS SA	125,417	554,257
	REN - Redes Energeticas Nacionais SGPS SA	138,484	398,378
*	Sonae Capital SGPS SA	11,819	6,669
	Sonae SGPS SA	323,749	226,328
TOTAL PORTUGAL			3,367,213
SINGAPORE — (0.7%)
	Accordia Golf Trust	207,400	100,466
	AEM Holdings, Ltd.	37,300	99,614
	Ascendas India Trust	70,300	71,961
#	Best World International, Ltd.	54,600	10,046
	Boustead Projects, Ltd.	5,100	2,899
	Boustead Singapore, Ltd.	50,700	26,278
#	BRC Asia, Ltd.	23,800	20,699
	Bukit Sembawang Estates, Ltd.	50,500	138,516
	Bund Center Investment, Ltd.	5,250	1,896
	CapitaLand, Ltd.	139,000	280,535
	Centurion Corp., Ltd.	64,200	16,354
	China Aviation Oil Singapore Corp., Ltd.	103,700	72,649
	China Sunsine Chemical Holdings, Ltd.	147,900	36,157
	Chip Eng Seng Corp., Ltd.	142,900	46,466
	City Developments, Ltd.	87,100	521,609
*	COSCO Shipping International Singapore Co., Ltd.	268,200	38,720
	CSE Global, Ltd.	175,300	61,292
#	Dairy Farm International Holdings, Ltd.	56,500	242,760
	Dasin Retail Trust	7,900	4,482
	DBS Group Holdings, Ltd.	168,694	2,436,895
	Del Monte Pacific, Ltd.	92,600	8,825
	Delfi, Ltd.	52,600	28,819
*	Ezion Holdings, Ltd.	350,280	2,065
#*	Ezra Holdings, Ltd.	194,482	292

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Far East Orchard, Ltd.	50,200	$35,423
	Food Empire Holdings, Ltd.	66,800	25,465
	Fraser and Neave, Ltd.	73,600	73,371
	Frasers Property, Ltd.	90,300	76,393
	Frencken Group, Ltd.	50,100	42,927
	Fu Yu Corp., Ltd.	139,000	23,837
*	Gallant Venture, Ltd.	272,800	22,862
	Genting Singapore, Ltd.	406,400	218,015
	GL, Ltd.	18,400	7,758
	Great Eastern Holdings, Ltd.	4,400	61,981
	GuocoLand, Ltd.	118,666	120,604
*	Halcyon Agri Corp., Ltd.	28,372	4,843
	Haw Par Corp., Ltd.	22,800	154,174
	Hi-P International, Ltd.	16,200	15,188
	Ho Bee Land, Ltd.	72,400	107,550
	Hong Fok Corp., Ltd.	41,300	19,840
	Hong Leong Asia, Ltd.	47,900	16,460
	Hong Leong Finance, Ltd.	56,000	93,652
	Hongkong Land Holdings, Ltd.	140,000	533,287
	Hour Glass, Ltd. (The)	66,500	32,742
	HRnetgroup, Ltd.	119,200	41,729
	Hutchison Port Holdings Trust	1,183,200	128,299
	iFAST Corp., Ltd.	14,500	18,855
#	IGG, Inc.	570,000	558,442
*	k1 Ventures, Ltd.	17,100	0
	Lian Beng Group, Ltd.	142,400	39,325
	Metro Holdings, Ltd.	79,700	43,173
#*	Midas Holdings, Ltd.	200,100	5,243
*	mm2 Asia, Ltd.	84,400	11,258
	NetLink NBN Trust	108,200	75,828
	NSL, Ltd.	2,000	1,010
	Oversea-Chinese Banking Corp., Ltd.	255,857	1,602,626
	Oxley Holdings, Ltd.	274,337	43,149
	Penguin International, Ltd.	19,400	6,337
	Perennial Real Estate Holdings, Ltd.	30,700	21,167
	Q&M Dental Group Singapore, Ltd.	44,400	15,007
*	Raffles Education Corp., Ltd.	6,903	570
	Raffles Medical Group, Ltd.	48,600	31,054
	Riverstone Holdings, Ltd.	18,900	51,987
	SATS, Ltd.	114,760	230,028
	SBS Transit, Ltd.	12,200	25,303
*	Sembcorp Marine, Ltd.	62,200	17,297
	Sheng Siong Group, Ltd.	187,800	232,809
	SIA Engineering Co., Ltd.	26,900	34,792
	SIIC Environment Holdings, Ltd.	120,700	18,044
	Sinarmas Land, Ltd.	101,700	12,921
	Singapore Exchange, Ltd.	159,400	950,873
	Singapore Post, Ltd.	312,200	162,181
	Singapore Press Holdings, Ltd.	286,500	223,364
	Singapore Technologies Engineering, Ltd.	308,300	737,420
	Singapore Telecommunications, Ltd.	520,900	945,367
	Singapore Telecommunications, Ltd.	9,600	17,485
	Stamford Land Corp., Ltd.	54,500	13,570
	StarHub, Ltd.	111,900	99,621
	Straits Trading Co., Ltd.	44,700	50,374
	Sunningdale Tech, Ltd.	31,900	23,547
*	Swiber Holdings, Ltd.	50,250	746
	Tuan Sing Holdings, Ltd.	71,119	14,311
	UMS Holdings, Ltd.	38,500	28,256

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Industrial Corp., Ltd.	57,900	$88,328
	United Overseas Bank, Ltd.	57,585	810,769
	UOB-Kay Hian Holdings, Ltd.	63,874	55,151
	UOL Group, Ltd.	111,351	539,371
	Venture Corp., Ltd.	46,100	602,039
	Vicom, Ltd.	32,400	50,623
	Wing Tai Holdings, Ltd.	165,700	206,390
	XP Power, Ltd.	5,216	259,378
	Yangzijiang Shipbuilding Holdings, Ltd.	1,037,700	695,368
TOTAL SINGAPORE			15,797,452
SPAIN — (1.9%)
	Acciona SA	11,983	1,330,283
*	Acerinox SA	45,075	388,649
	ACS Actividades de Construccion y Servicios SA	55,635	1,290,538
*	Aena SME SA	6,672	869,930
	Alantra Partners SA	4,315	53,777
*	Almirall SA	20,886	231,166
	Amadeus IT Group SA	90,668	4,527,530
*	Amper SA	117,290	21,319
*	Applus Services SA	36,530	283,151
	Atresmedia Corp. de Medios de Comunicacion SA	35,513	96,394
*	Azkoyen SA	1,659	9,770
	Banco Bilbao Vizcaya Argentaria SA	331,520	1,032,259
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	656,634
	Banco de Sabadell SA	2,356,977	809,005
*	Banco Santander SA	1,560,481	3,346,408
#*	Banco Santander SA, Sponsored ADR	9,998	21,096
	Bankinter SA	181,247	942,337
	Befesa SA	5,104	205,810
	CaixaBank SA	767,099	1,650,066
*	Caja de Ahorros del Mediterraneo	233	0
	Construcciones y Auxiliar de Ferrocarriles SA	6,439	221,039
*	eDreams ODIGEO SA	8,936	18,721
	Elecnor SA	6,979	73,315
	Enagas SA	99,082	2,499,774
	Ence Energia y Celulosa SA	41,710	125,746
	Ercros SA	7,631	15,452
	Euskaltel SA	29,182	271,678
	Faes Farma SA	79,407	334,202
	Ferrovial SA	17,436	426,966
*	Fluidra SA	5,972	98,898
	Gestamp Automocion SA	40,092	96,341
	Global Dominion Access SA	22,427	73,405
	Grifols SA	26,430	770,050
	Grupo Catalana Occidente SA	11,788	278,328
#*	Grupo Empresarial San Jose SA	2,330	12,092
*	Grupo Ezentis SA	13,405	4,546
	Iberdrola SA	340,058	4,395,345
	Iberdrola SA	7,729	99,414
	Iberpapel Gestion SA	809	17,067
*	Indra Sistemas SA	71,490	539,842
	Industria de Diseno Textil SA	135,544	3,591,631
	Laboratorios Farmaceuticos Rovi SA	1,431	49,423
*	Liberbank SA	279,258	54,217
	Mapfre SA	317,829	575,527
*	Masmovil Ibercom SA	7,380	197,307
*	Mediaset Espana Comunicacion SA	62,746	205,242
*	Neinor Homes SA	7,081	84,728

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Obrascon Huarte Lain SA	12,647	$8,277
	Pharma Mar SA	4,088	433,759
*	Promotora de Informaciones SA, Class A	39,368	20,022
	Prosegur Cash SA	153,049	126,263
	Prosegur Cia de Seguridad SA	73,565	195,491
*	Quabit Inmobiliaria SA	34,647	14,791
*	Realia Business SA	163,953	126,553
	Red Electrica Corp. SA	73,441	1,431,717
	Sacyr SA	59,587	134,796
	Siemens Gamesa Renewable Energy SA	50,005	1,179,880
*	Solaria Energia y Medio Ambiente SA	10,198	154,664
*	Talgo SA	14,798	68,085
*	Tecnicas Reunidas SA	15,110	189,798
	Telefonica SA, Sponsored ADR	25,963	109,304
	Telefonica SA	542,613	2,272,471
*	Tubacex SA	26,193	33,584
*	Unicaja Banco SA	166,366	92,647
	Vidrala SA	6,549	718,210
*	Vocento SA	7,149	5,571
	Zardoya Otis SA	50,189	333,171
TOTAL SPAIN			40,545,472
SWEDEN — (4.0%)
	AcadeMedia AB	17,378	126,210
*	Adapteo Oyj	10,119	86,156
*	AddLife AB, Class B	9,864	138,029
*	AddNode Group AB	3,605	80,594
	AddTech AB, Class B	30,597	1,434,250
*	AF POYRY AB	36,672	941,362
*	Alfa Laval AB	85,481	2,024,893
	Alimak Group AB	11,756	146,342
*	Ambea AB	5,401	33,506
*	Arise AB	10,514	42,489
	Arjo AB, Class B	42,199	261,689
	Assa Abloy AB, Class B	55,613	1,227,723
	Atlas Copco AB, Class A	94,522	4,195,970
	Atlas Copco AB, Class B	54,928	2,125,859
	Atrium Ljungberg AB, Class B	10,784	166,833
*	Attendo AB	41,846	218,950
	Avanza Bank Holding AB	53,759	1,048,245
	Axfood AB	37,155	836,106
	Beijer Alma AB	13,531	163,179
*	Beijer Electronics Group AB	10,291	45,060
	Beijer Ref AB	20,129	784,955
	Bergman & Beving AB	4,620	42,342
	Besqab AB	764	10,036
	Betsson AB	61,336	462,478
*	Bilia AB, Class A	48,348	467,815
	BillerudKorsnas AB	75,340	1,203,637
	BioGaia AB, Class B	7,871	503,137
*	Biotage AB	8,847	160,345
#	Boliden AB	102,879	2,809,437
	Bonava AB, Class B	19,165	129,109
*	Bravida Holding AB	50,162	549,945
*	Bufab AB	8,142	105,862
*	Bulten AB	2,524	15,604
	Bure Equity AB	17,396	477,240
*	Byggmax Group AB	39,743	212,910
	Castellum AB	16,152	347,373

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Catena AB	5,333	$220,156
*	Cavotec SA	8,963	19,072
	Clas Ohlson AB, Class B	20,654	232,451
*	Cloetta AB, Class B	73,406	202,956
#*	Collector AB	2,336	3,735
*	Coor Service Management Holding AB	27,349	217,798
	Corem Property Group AB, Class B	16,602	31,602
	Dios Fastigheter AB	14,012	94,958
*	Dometic Group AB	93,233	910,201
*	Doro AB	4,193	18,287
*	Duni AB	10,324	101,273
	Dustin Group AB	21,430	130,183
	Eastnine AB	3,292	43,273
*	Elanders AB, Class B	1,312	9,740
#	Electrolux AB, Class B	49,558	931,376
*	Electrolux Professional AB, Class B	49,558	195,660
#	Elekta AB, Class B	164,785	1,698,204
#*	Eltel AB	18,484	40,858
*	Enea AB	4,907	101,905
#	Epiroc AB, Class A	72,352	1,011,634
	Epiroc AB, Class B	44,531	606,307
#	Evolution Gaming Group AB	10,380	704,395
*	eWork Group AB	1,253	10,127
	Fabege AB	83,636	1,072,642
*	Fagerhult AB	13,271	52,274
*	Fastighets AB Balder, Class B	8,105	335,659
#	FastPartner AB, Class A	6,434	51,397
*	Fingerprint Cards AB, Class B	28,611	53,135
	Getinge AB, Class B	34,549	834,517
*	GHP Specialty Care AB	7,694	17,343
*	Granges AB	22,945	185,335
*	Gunnebo AB	25,329	50,991
*	Haldex AB	8,424	30,942
	Heba Fastighets AB, Class B	7,353	72,841
#	Hennes & Mauritz AB, Class B	89,524	1,395,444
#*	Hexagon AB, Class B	9,336	610,550
*	Hexpol AB	67,205	447,155
*	HIQ International AB	21,968	132,771
*	HMS Networks AB	5,291	118,502
#*	Hoist Finance AB	29,068	93,654
*	Holmen AB, Class B	19,424	669,433
	Hufvudstaden AB, Class A	18,063	234,578
*	Humana AB	6,021	36,288
	Husqvarna AB, Class A	12,734	120,917
	Husqvarna AB, Class B	153,015	1,464,352
	ICA Gruppen AB	21,505	1,056,395
*	Indutrade AB	21,385	1,083,049
#	International Petroleum Corp.	3,960	7,628
	Intrum AB	22,393	536,873
	INVISIO AB	1,988	36,887
*	Inwido AB	18,358	172,009
*	ITAB Shop Concept AB, Class B	2,638	4,295
	JM AB	28,922	857,953
	Kindred Group P.L.C.	136,204	959,128
	Klovern AB, Class B	134,494	216,242
*	KNOW IT AB	7,822	161,658
	Kungsleden AB	51,096	413,279
	Lagercrantz Group AB, Class B	15,372	310,634
	LeoVegas AB	4,691	21,811

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Lifco AB, Class B	11,411	$871,845
	Lindab International AB	25,338	395,994
*	Loomis AB	22,206	530,599
*	Medicover AB	5,580	69,097
#*	Medivir AB, Class B	1,257	2,237
*	Mekonomen AB	12,393	105,492
	Millicom International Cellular SA	18,187	547,419
	MIPS AB	4,221	178,368
*	Modern Times Group MTG AB, Class B	27,624	376,806
	Momentum Group AB, Class B	8,229	132,274
	Mycronic AB	33,855	644,389
	NCC AB, Class B	28,144	488,790
*	Nederman Holding AB	5,019	66,061
*	New Wave Group AB, Class B	15,434	64,083
*	Nibe Industrier AB, Class B	32,522	782,514
*	Nobia AB	30,967	183,728
*	Nobina AB	23,570	148,459
*	Nolato AB, Class B	5,975	496,749
*	Nordic Entertainment Group AB, Class B	16,730	700,967
*	Nordic Waterproofing Holding A.S.	9,203	123,314
	NP3 Fastigheter AB	6,447	67,875
*	Nyfosa AB	29,492	220,740
*	OEM International AB, Class B	2,382	65,834
*	Pandox AB	16,727	211,165
*	Peab AB, Class B	78,233	734,313
	Platzer Fastigheter Holding AB, Class B	14,611	132,899
*	Proact IT Group AB	2,647	55,716
#*	Qliro Group AB	50,338	38,503
*	Ratos AB, Class B	120,121	429,836
#*	RaySearch Laboratories AB	4,605	48,430
	Resurs Holding AB	26,455	132,875
	Rottneros AB	32,778	30,265
#*	Saab AB, Class B	29,463	951,915
	Sagax AB, Class B	14,635	221,707
#	Samhallsbyggnadsbolaget i Norden AB	120,629	328,864
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	56,173
*	Sandvik AB	124,931	2,334,776
	Scandic Hotels Group AB	11,290	39,015
	Sectra AB, Class B	7,209	495,503
*	Securitas AB, Class B	89,899	1,340,435
*	Semcon AB	4,539	29,646
#*	Sinch AB	3,082	241,555
#	Sintercast AB	1,534	25,550
*	Skandinaviska Enskilda Banken AB, Class A	168,605	1,631,267
*	Skandinaviska Enskilda Banken AB, Class C	4,014	40,722
#*	Skanska AB, Class B	97,664	1,971,468
	SKF AB, Class A	3,643	67,713
	SKF AB, Class B	72,964	1,350,770
#	SkiStar AB	13,399	157,115
#*	Svenska Cellulosa AB SCA, Class A	4,573	55,775
#*	Svenska Cellulosa AB SCA, Class B	95,228	1,156,527
*	Svenska Handelsbanken AB, Class A	177,097	1,670,108
#*	Svenska Handelsbanken AB, Class B	4,821	50,463
	Sweco AB, Class B	14,744	849,469
*	Swedbank AB, Class A	107,747	1,749,623
*	Swedish Orphan Biovitrum AB	45,629	958,874
	Systemair AB	5,987	114,396
	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	589,223
	Telefonaktiebolaget LM Ericsson, Class A	4,278	54,108

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson, Class B	147,442	$1,715,498
	Telia Co. AB	420,379	1,638,103
	Thule Group AB	21,693	645,283
*	Trelleborg AB, Class B	39,265	609,809
	Troax Group AB	9,083	171,497
*	VBG Group AB, Class B	3,360	49,406
*	Vitrolife AB	4,957	120,265
*	Volvo AB, Class A	66,571	1,149,176
*	Volvo AB, Class B	348,699	6,026,137
	Wallenstam AB, Class B	68,724	860,140
	Wihlborgs Fastigheter AB	44,089	742,991
TOTAL SWEDEN			86,419,083
SWITZERLAND — (8.2%)
	ABB, Ltd., Sponsored ADR	36,020	900,140
	ABB, Ltd.	131,873	3,311,773
	Adecco Group AG	56,250	2,658,030
#*	Alcon, Inc.	49,416	2,963,972
*	Alcon, Inc.	2,604	157,384
	Allreal Holding AG	4,957	986,222
	ALSO Holding AG	2,262	596,778
*	ams AG	46,186	776,877
*	APG SGA SA	412	76,695
*	Arbonia AG	14,830	169,379
*	Aryzta AG	172,603	109,479
*	Ascom Holding AG	9,499	108,577
	Bachem Holding AG, Class B	784	236,000
	Baloise Holding AG	19,682	3,002,978
	Banque Cantonale de Geneve	319	62,021
	Banque Cantonale Vaudoise	7,610	797,387
	Belimo Holding AG	124	985,076
	Bellevue Group AG	3,163	82,989
	Berner Kantonalbank AG	1,979	481,296
	BKW AG	3,027	292,314
	Bobst Group SA	1,972	117,672
	Bossard Holding AG, Class A	2,135	365,611
	Bucher Industries AG	2,453	807,943
	Burckhardt Compression Holding AG	1,462	367,324
	Burkhalter Holding AG	2,295	149,071
*	Calida Holding AG	1,324	40,433
	Carlo Gavazzi Holding AG	182	31,970
	Cembra Money Bank AG	10,960	1,196,662
	Cicor Technologies, Ltd.	223	8,878
	Cie Financiere Richemont SA	75,494	4,686,752
	Cie Financiere Tradition SA	392	45,539
	Clariant AG	86,839	1,641,312
	Coltene Holding AG	1,811	153,135
	Conzzeta AG	278	257,838
	Credit Suisse Group AG	142,149	1,515,916
	Credit Suisse Group AG, Sponsored ADR	111,513	1,177,577
	Daetwyler Holding AG	667	135,497
	DKSH Holding AG	21,071	1,353,326
	dormakaba Holding AG	857	479,935
*	Dottikon Es Holding AG	35	35,241
*	Dufry AG	11,609	296,429
	EFG International AG	30,794	203,653
	Emmi AG	789	712,607
	EMS-Chemie Holding AG	1,125	971,516
	Energiedienst Holding AG	1,192	39,036

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Feintool International Holding AG	280	$13,827
#*	Fenix Outdoor International AG	1,455	162,008
*	Flughafen Zurich AG	4,499	570,378
	Forbo Holding AG	166	258,899
	Galenica AG	20,640	1,528,142
*	GAM Holding AG	31,976	78,405
	Geberit AG	3,517	1,941,091
	Georg Fischer AG	807	741,469
	Givaudan SA	1,520	6,295,412
	Gurit Holding AG	97	173,085
	Helvetia Holding AG	10,898	987,646
*	Hiag Immobilien Holding AG	90	8,728
*	HOCHDORF Holding AG	97	7,734
	Huber & Suhner AG	5,650	439,848
	Hypothekarbank Lenzburg AG	12	55,150
	Implenia AG	6,444	283,440
*	Ina Invest Holding AG	1,289	26,775
	Inficon Holding AG	331	272,646
	Interroll Holding AG	230	543,982
	Intershop Holding AG	174	106,413
	Investis Holding SA	1,529	137,569
	IWG P.L.C.	141,243	424,616
	Julius Baer Group, Ltd.	73,611	3,231,514
*	Jungfraubahn Holding AG	1,020	139,574
	Kardex Holding AG	2,312	403,099
#*	Komax Holding AG	858	125,273
#	Kudelski SA	3,540	12,976
*	Kuehne + Nagel International AG	10,509	1,811,614
*	Landis & Gyr Group AG	5,215	318,505
#*	Lastminute.com NV	1,649	36,633
	LEM Holding SA	73	114,226
	Liechtensteinische Landesbank AG	4,512	273,822
	Logitech International SA	50,736	3,701,108
#	Logitech International SA	14,496	1,061,397
	Luzerner Kantonalbank AG	640	265,833
*	Meier Tobler Group AG	300	2,991
	Metall Zug AG	56	76,600
	Mobilezone Holding AG	15,152	121,485
#	Mobimo Holding AG	2,504	701,411
	Novartis AG, Sponsored ADR	136,942	11,248,416
	Novartis AG	25,021	2,060,910
	OC Oerlikon Corp. AG	75,787	636,010
*	Orascom Development Holding AG	912	8,577
	Partners Group Holding AG	2,970	2,877,060
	Phoenix Mecano AG	230	83,759
	Plazza AG, Class A	212	65,141
	PSP Swiss Property AG	11,376	1,263,747
	Rieter Holding AG	770	63,131
	Roche Holding AG	3,910	1,347,714
	Roche Holding AG	103,912	35,990,596
	Schaffner Holding AG	38	7,304
	Schindler Holding AG	4,662	1,166,685
#*	Schmolz + Bickenbach AG	87,913	15,884
	Schweiter Technologies AG	385	477,141
	SFS Group AG	5,636	532,383
	SGS SA	1,086	2,844,077
	SIG Combibloc Group AG	112,946	1,975,907
	Sika AG	32,823	7,212,265
*	Sonova Holding AG	8,924	2,017,752

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	St Galler Kantonalbank AG	1,014	$458,528
	Straumann Holding AG	1,700	1,684,021
	Sulzer AG	4,021	333,427
	Sunrise Communications Group AG	19,877	1,853,962
	Swatch Group AG (The)	8,105	1,699,192
	Swatch Group AG (The)	15,537	619,727
	Swiss Life Holding AG	4,137	1,511,832
	Swiss Prime Site AG	21,072	1,923,105
	Swiss Re AG	36,331	2,866,846
	Swisscom AG	13,539	7,196,862
	Swissquote Group Holding SA	3,745	350,339
	Temenos AG	24,757	3,658,646
	TX Group AG	768	56,337
	u-blox Holding AG	1,411	102,510
	UBS Group AG	292,594	3,446,985
#*	UBS Group AG	97,065	1,133,719
	Valiant Holding AG	2,309	215,148
*	Valora Holding AG	845	138,410
#	Varia US Properties AG	791	33,090
	VAT Group AG	6,785	1,293,827
	Vaudoise Assurances Holding SA	364	183,711
*	Vetropack Holding AG	950	52,888
	Vifor Pharma AG	20,069	2,832,685
	Vontobel Holding AG	18,291	1,337,621
	VP Bank AG	1,148	147,591
	VZ Holding AG	3,604	284,532
*	V-ZUG Holding AG	560	45,312
	Walliser Kantonalbank	563	65,262
	Warteck Invest AG	17	39,773
	Ypsomed Holding AG	820	120,377
	Zehnder Group AG	2,142	94,097
	Zug Estates Holding AG, Class B	53	113,166
	Zuger Kantonalbank AG	15	101,697
	Zurich Insurance Group AG	18,140	6,708,221
TOTAL SWITZERLAND			177,599,469
UNITED ARAB EMIRATES — (0.0%)
#*	Borr Drilling Ltd.	1,454	1,304
UNITED KINGDOM — (12.8%)
	3i Group P.L.C.	206,734	2,379,608
	4imprint Group P.L.C.	9,683	300,469
	888 Holdings P.L.C.	109,532	263,119
	A.G. Barr P.L.C.	23,772	133,555
	AA P.L.C.	107,961	33,461
	Admiral Group P.L.C.	44,130	1,376,181
	Advanced Medical Solutions Group P.L.C	9,681	24,124
	Afren P.L.C.	43,528	0
	Air Partner P.L.C.	8,770	10,100
	AJ Bell P.L.C.	38,750	217,882
	Alliance Pharma P.L.C.	58,522	55,071
	Antofagasta P.L.C.	27,235	362,111
*	Appreciate Group P.L.C	10,000	3,830
	Arrow Global Group P.L.C.	34,935	34,524
	Ascential P.L.C.	105,064	369,260
	Ashmore Group P.L.C.	193,607	990,432
	Ashtead Group P.L.C.	86,943	2,768,593
*	ASOS P.L.C.	40,413	1,767,810
	AstraZeneca P.L.C., Sponsored ADR	231,592	12,918,202

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca P.L.C.	26,371	$2,913,457
	Auto Trader Group P.L.C.	478,735	3,344,211
	Avast P.L.C.	286,731	2,149,828
	AVEVA Group P.L.C.	5,434	293,264
	Aviva P.L.C.	794,516	2,732,384
	Avon Rubber P.L.C.	10,138	441,481
	B&M European Value Retail SA	304,643	1,831,597
	Babcock International Group P.L.C.	186,427	702,323
	BAE Systems P.L.C.	336,876	2,159,005
	Balfour Beatty P.L.C.	161,772	507,768
	Barclays P.L.C., Sponsored ADR	234,396	1,228,235
	Barclays P.L.C.	12,130	15,726
	Barratt Developments P.L.C.	293,210	1,947,695
	Beazley P.L.C.	199,228	1,085,278
	Begbies Traynor Group P.L.C.	34,007	41,908
	Bellway P.L.C.	44,688	1,479,845
	Berkeley Group Holdings P.L.C.	45,673	2,649,986
	Bloomsbury Publishing P.L.C.	32,035	85,771
*	Boohoo Group P.L.C.	266,033	900,092
	Braemar Shipping Services P.L.C.	3,084	5,422
	Brewin Dolphin Holdings P.L.C.	83,115	284,458
	Britvic P.L.C.	117,924	1,225,688
	BT Group P.L.C.	2,676,912	3,439,697
	Bunzl P.L.C.	64,327	1,842,713
	Burberry Group P.L.C.	122,109	1,989,616
	Burford Capital, Ltd.	28,915	202,808
	Camellia P.L.C.	85	8,444
*	Capita P.L.C.	398,845	178,801
	Capital & Counties Properties P.L.C.	115,476	211,357
	Card Factory P.L.C.	76,217	42,978
	CareTech Holdings P.L.C.	7,464	41,539
	Carr's Group P.L.C.	17,524	29,563
	Castings P.L.C.	1,710	7,695
	Centamin P.L.C.	79,875	213,820
	Central Asia Metals P.L.C.	27,437	59,740
	Chemring Group P.L.C.	40,377	124,665
	Chesnara P.L.C.	28,219	105,935
*	Circassia Group P.L.C.	9,032	2,832
	City of London Investment Group P.L.C.	8,546	45,052
	Clarkson P.L.C.	10,205	274,137
	Clinigen Group P.L.C.	20,757	190,635
	Clipper Logistics P.L.C.	15,057	65,866
	Close Brothers Group P.L.C.	39,268	562,701
	CLS Holdings P.L.C.	46,767	119,268
	CMC Markets P.L.C.	8,404	35,259
	Coca-Cola HBC AG	17,701	460,824
	Compass Group P.L.C.	432,500	5,950,850
	Computacenter P.L.C.	47,175	1,218,560
*	Concentric AB	21,100	360,867
	ConvaTec Group P.L.C.	292,721	777,954
	Costain Group P.L.C.	23,192	18,440
	Countryside Properties P.L.C.	189,730	700,462
	Crest Nicholson Holdings P.L.C.	88,347	215,663
	Croda International P.L.C.	24,618	1,837,331
	Daily Mail & General Trust P.L.C., Class A	42,055	346,344
	DCC P.L.C.	21,763	1,935,179
	De La Rue P.L.C.	15,036	25,356
	Debenhams P.L.C.	50,413	0
	DFS Furniture P.L.C.	51,904	102,024

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Diageo P.L.C., Sponsored ADR	59,603	$8,775,946
	Diageo P.L.C.	21,285	778,831
*	Dialight P.L.C.	4,837	20,061
*	Dialog Semiconductor P.L.C.	37,115	1,739,763
*	Dignity P.L.C.	10,046	42,698
	Diploma P.L.C.	56,832	1,345,620
	Direct Line Insurance Group P.L.C.	322,245	1,246,985
	DiscoverIE Group P.L.C.	17,015	132,072
	Dixons Carphone P.L.C.	403,855	388,891
	Domino's Pizza Group P.L.C.	124,971	519,746
	Drax Group P.L.C.	61,226	222,815
	DS Smith P.L.C.	358,240	1,211,429
	Dunelm Group P.L.C.	32,109	515,214
*	EKF Diagnostics Holdings P.L.C.	32,850	20,735
	Electrocomponents P.L.C.	241,511	2,068,810
	Elementis P.L.C.	129,567	108,093
	EMIS Group P.L.C.	23,831	309,984
	Epwin Group P.L.C.	23,535	20,203
	Equiniti Group P.L.C.	109,374	182,746
	Euromoney Institutional Investor P.L.C.	27,010	279,972
	Experian P.L.C.	180,547	6,306,526
	FDM Group Holdings P.L.C.	43,721	529,417
	Ferguson P.L.C.	42,921	3,783,617
	Fevertree Drinks P.L.C.	24,159	688,446
	Flowtech Fluidpower P.L.C.	100	95
	Forterra P.L.C.	30,695	61,847
*	Foxtons Group P.L.C.	63,166	29,406
*	Frasers Group P.L.C.	68,899	224,476
	Fresnillo P.L.C.	34,140	554,447
*	Frontier Developments P.L.C.	3,886	98,812
	Fuller Smith & Turner P.L.C., Class A	6,136	47,536
	G4S P.L.C.	505,802	939,650
	Galliford Try Holdings P.L.C.	47,789	59,230
	Games Workshop Group P.L.C.	9,825	1,127,704
*	Gamesys Group P.L.C.	9,416	113,976
	Gamma Communications P.L.C.	11,034	228,919
*	Gem Diamonds, Ltd.	5,103	1,604
	Genel Energy P.L.C.	57,499	107,620
#	GlaxoSmithKline P.L.C., Sponsored ADR	119,518	4,818,966
	GlaxoSmithKline P.L.C.	113,680	2,264,541
	Go-Ahead Group P.L.C. (The)	9,045	74,092
	GoCo Group P.L.C.	127,050	169,494
	Goodwin P.L.C.	549	22,533
	Grafton Group P.L.C.	56,949	476,803
	Grainger P.L.C.	243,627	923,900
	Greggs P.L.C.	26,875	417,945
	GVC Holdings P.L.C.	167,981	1,453,790
	Gym Group P.L.C. (The)	27,078	47,449
	H&T Group P.L.C.	3,020	12,584
	Halfords Group P.L.C.	69,958	134,033
	Halma P.L.C.	64,182	1,823,014
	Hargreaves Lansdown P.L.C.	59,172	1,342,892
	Hastings Group Holdings P.L.C.	113,645	309,151
	Hays P.L.C.	905,106	1,288,767
	Headlam Group P.L.C.	9,316	33,681
	Helical P.L.C.	43,501	174,590
	Henry Boot P.L.C.	10,910	35,775
	Highland Gold Mining, Ltd.	78,597	308,058
	Hikma Pharmaceuticals P.L.C.	24,628	690,100

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hill & Smith Holdings P.L.C.	29,641	$467,311
	Hilton Food Group P.L.C.	29,728	428,204
	Hiscox, Ltd.	89,765	915,956
	Hochschild Mining P.L.C.	98,240	348,119
	Hollywood Bowl Group P.L.C.	27,725	49,129
	HomeServe P.L.C.	121,201	2,098,219
*	Horizon Discovery Group P.L.C.	15,452	19,646
	Hostelworld Group P.L.C.	18,106	14,280
	Howden Joinery Group P.L.C.	237,562	1,515,991
	HSBC Holdings P.L.C.	52,879	238,105
	HSBC Holdings P.L.C., Sponsored ADR	225,791	5,114,166
	Hyve Group P.L.C.	40,515	42,607
	Ibstock P.L.C.	31,885	65,997
*	IDOX P.L.C.	161,469	101,786
	IG Group Holdings P.L.C.	67,884	648,809
	IMI P.L.C.	109,845	1,492,460
	Inchcape P.L.C.	220,891	1,237,448
*	Indivior P.L.C.	391,367	708,125
	Informa P.L.C.	112,507	533,463
	IntegraFin Holdings P.L.C.	6,745	47,738
	Intermediate Capital Group P.L.C.	73,474	1,286,098
	Intertek Group P.L.C.	25,350	1,782,841
	Investec P.L.C.	105,761	207,177
#	iomart Group P.L.C.	30,153	137,884
*	IP Group P.L.C.	322,507	280,262
	ITV P.L.C.	1,421,127	1,047,965
	J D Wetherspoon P.L.C.	16,400	181,680
	J Sainsbury P.L.C.	595,540	1,451,532
	James Fisher & Sons P.L.C.	8,525	128,389
	James Halstead P.L.C.	2,272	14,655
	JD Sports Fashion P.L.C.	123,368	975,269
	John Laing Group P.L.C.	171,325	662,318
	John Menzies P.L.C.	20,176	28,574
	John Wood Group P.L.C.	287,354	714,289
	Johnson Matthey P.L.C.	80,830	2,360,291
	Johnson Service Group P.L.C.	114,696	138,133
	Joules Group P.L.C.	3,174	4,327
	Jupiter Fund Management P.L.C.	149,178	441,222
*	Just Group P.L.C.	568,164	332,978
	Kainos Group P.L.C.	37,041	532,719
	Keller Group P.L.C.	14,297	104,660
*	Kier Group P.L.C.	14,760	12,358
	Kin & Carta P.L.C.	19,522	13,422
	Kingfisher P.L.C.	596,681	1,885,565
*	Lamprell P.L.C.	132,019	45,374
	Lancashire Holdings, Ltd.	62,860	636,275
	Legal & General Group P.L.C.	1,023,695	2,833,874
*	Liberty Global P.L.C., Class A	1,556	36,408
*	Liberty Global P.L.C., Class C	3,809	86,693
	Liontrust Asset Management P.L.C.	14,386	231,950
	Lloyds Banking Group P.L.C.	5,449,981	1,856,865
	London Stock Exchange Group P.L.C.	14,802	1,635,012
	Lookers P.L.C.	96,839	26,620
	LSL Property Services P.L.C.	16,783	42,037
	Luceco P.L.C.	30,984	57,340
	M&C Saatchi P.L.C.	1,389	1,016
	M&G P.L.C.	1,170,847	2,450,517
	Macfarlane Group P.L.C.	19,152	22,117
	Man Group P.L.C.	230,354	371,635

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Marks & Spencer Group P.L.C.	406,030	$500,056
	Marshalls P.L.C.	80,474	624,009
	McBride P.L.C.	67,145	52,809
*	McCarthy & Stone P.L.C.	99,411	86,184
	Mears Group P.L.C.	26,536	47,885
	Mediclinic International P.L.C.	76,341	267,134
	Meggitt P.L.C.	129,355	451,956
	Melrose Industries P.L.C.	511,897	565,247
	Micro Focus International P.L.C., Sponsored ADR	10,594	39,516
	Micro Focus International P.L.C.	44,294	159,463
	Midwich Group P.L.C.	8,550	43,894
*	Mitchells & Butlers P.L.C.	29,869	60,103
	Mitie Group P.L.C.	364,902	154,930
	MJ Gleeson P.L.C.	7,577	61,084
	Mondi P.L.C.	40,143	711,041
	Moneysupermarket.com Group P.L.C.	272,609	1,044,373
	Morgan Sindall Group P.L.C.	19,786	268,974
	Morses Club P.L.C.	11,858	7,619
	Mortgage Advice Bureau Holdings, Ltd.	3,226	25,365
	Motorpoint group P.L.C.	30,228	97,899
	N Brown Group P.L.C.	33,268	14,502
	Naked Wines P.L.C.	16,093	88,261
	National Grid P.L.C.	100,554	1,179,686
	National Grid P.L.C., Sponsored ADR	46,020	2,720,267
	Natwest Group P.L.C.	174,381	240,160
	NCC Group P.L.C.	103,129	232,031
	Next Fifteen Communications Group P.L.C.	16,471	81,536
	Next P.L.C.	19,545	1,379,524
	Nichols P.L.C.	547	9,414
*	Ninety One P.L.C.	52,880	148,874
*	NMC Health P.L.C.	10,120	3,031
	Norcros P.L.C.	12,728	26,038
	Numis Corp. P.L.C.	10,946	40,736
*	Ocado Group P.L.C.	27,188	728,362
	On the Beach Group P.L.C.	42,302	153,668
	OneSavings Bank P.L.C.	61,867	191,261
	Oxford Instruments P.L.C.	21,482	377,159
	Pagegroup P.L.C.	209,262	958,118
	Paragon Banking Group P.L.C.	98,152	402,378
	PayPoint P.L.C.	37,538	296,312
	Pearson P.L.C.	97,772	671,811
	Pearson P.L.C., Sponsored ADR	106,066	742,462
*	Pendragon P.L.C.	619,192	66,622
*	Persimmon P.L.C.	86,888	2,712,660
	Petrofac, Ltd.	142,759	260,084
#*	Petropavlovsk P.L.C.	139,668	65,500
	Pets at Home Group P.L.C.	115,178	470,289
	Phoenix Group Holdings P.L.C.	240,352	2,063,974
	Photo-Me International P.L.C.	46,978	27,746
	Playtech P.L.C.	111,580	436,522
	Plus500, Ltd.	28,082	435,294
	Polar Capital Holdings P.L.C.	20,672	127,363
	Polypipe Group P.L.C.	21,476	113,248
	Porvair P.L.C.	1,478	10,158
	PPHE Hotel Group, Ltd.	317	4,443
*	Premier Foods P.L.C.	225,199	253,752
	Premier Miton Group P.L.C.	2,365	3,069
	Provident Financial P.L.C.	28,916	62,476
#	Prudential P.L.C., ADR	64,461	1,870,014

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Prudential P.L.C.	38,410	$548,908
*	PureTech Health P.L.C.	14,830	53,091
	PZ Cussons P.L.C.	33,538	83,284
	QinetiQ Group P.L.C.	150,681	603,164
	Quilter P.L.C.	480,093	913,811
	Rank Group P.L.C.	31,471	56,196
	Rathbone Brothers P.L.C.	10,256	217,179
*	Raven Property Group, Ltd.	4,297	1,863
	Reach P.L.C.	106,176	85,612
	Reckitt Benckiser Group P.L.C.	87,560	8,779,600
	Redde Northgate P.L.C.	44,894	96,554
	Redrow P.L.C.	125,358	699,876
#	RELX P.L.C., Sponsored ADR	231,703	4,905,148
	RELX P.L.C.	28,808	606,471
	RELX P.L.C.	62,004	1,316,810
	Renew Holdings P.L.C.	36,068	206,443
	Renishaw P.L.C.	7,437	471,037
	Rentokil Initial P.L.C.	346,789	2,419,321
	Restaurant Group P.L.C. (The)	55,831	32,620
	Rhi Magnesita NV	742	23,557
	Ricardo P.L.C.	6,637	29,881
	Rightmove P.L.C.	351,193	2,534,503
	Rio Tinto P.L.C.	18,306	1,114,326
#	Rio Tinto P.L.C., Sponsored ADR	24,745	1,510,435
	RM P.L.C.	16,894	52,654
	Robert Walters P.L.C.	22,331	121,867
	Rolls-Royce Holdings P.L.C.	138,435	415,285
	Rotork P.L.C.	346,286	1,255,883
	Royal Mail P.L.C.	322,380	674,151
	RPS Group P.L.C.	76,025	44,333
	RSA Insurance Group P.L.C.	288,673	1,611,212
	RWS Holdings P.L.C.	23,010	180,257
	S&U P.L.C.	720	14,950
	Sabre Insurance Group P.L.C.	25,126	99,722
	Sage Group P.L.C. (The)	192,819	1,829,827
*	Savannah Energy P.L.C.	50,826	5,204
	Savills P.L.C.	74,138	727,570
*	Scapa Group P.L.C.	13,560	15,123
	Schroders P.L.C.	14,442	557,763
	Schroders P.L.C.	5,429	145,483
	ScS Group P.L.C.	3,909	9,444
*	SDL P.L.C.	23,688	144,088
	Secure Trust Bank P.L.C.	32	239
	Senior P.L.C.	74,168	50,370
*	Serco Group P.L.C.	84,367	175,263
	Severfield P.L.C.	41,825	32,577
	Severn Trent P.L.C.	60,977	1,943,176
	SIG P.L.C.	99,813	36,691
	Signature Aviation P.L.C.	147,795	447,363
	Smart Metering Systems P.L.C.	6,524	52,747
	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,256,921
	Smith & Nephew P.L.C.	32,916	649,678
	Smiths Group P.L.C.	78,808	1,388,318
	Softcat P.L.C.	61,001	1,005,661
	Spectris P.L.C.	21,331	716,056
	Speedy Hire P.L.C.	168,022	110,832
	Spirax-Sarco Engineering P.L.C.	11,165	1,492,040
	Spire Healthcare Group P.L.C.	35,609	35,007
	Spirent Communications P.L.C.	137,794	504,502

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	SSP Group P.L.C.	90,930	$244,131
	St James's Place P.L.C.	349,666	4,276,637
	St. Modwen Properties P.L.C.	96,764	390,702
	Standard Chartered P.L.C.	201,260	1,006,273
	Standard Life Aberdeen P.L.C.	543,593	1,769,298
	SThree P.L.C.	77,063	255,772
	Strix Group P.L.C.	8,429	23,060
*	Studio Retail Group P.L.C.	11,005	30,779
	STV Group P.L.C.	7,035	21,318
	Superdry P.L.C.	5,843	8,884
	Synthomer P.L.C.	123,444	466,444
	T Clarke P.L.C.	8,800	10,363
	TalkTalk Telecom Group P.L.C.	284,040	257,955
	Tatton Asset Management P.L.C.	5,337	19,312
	Taylor Wimpey P.L.C.	1,470,972	2,269,014
*	TBC Bank Group P.L.C.	5,784	59,373
	Ted Baker P.L.C.	14,865	14,213
	Telecom Plus P.L.C.	30,892	543,051
	TEN Entertainment Group P.L.C.	9,777	16,999
	Tesco P.L.C.	1,177,152	3,322,326
	Topps Tiles P.L.C.	40,959	22,766
	TP ICAP P.L.C.	81,088	350,006
	Travis Perkins P.L.C.	67,361	974,289
	Trifast P.L.C.	3,680	5,149
	TT Electronics P.L.C.	28,350	63,268
	Tullow Oil P.L.C.	26,776	8,954
	Tyman P.L.C.	24,402	56,104
	U & I Group P.L.C.	76,204	67,386
	UDG Healthcare P.L.C.	54,360	504,718
	Ultra Electronics Holdings P.L.C.	22,425	693,034
#	Unilever P.L.C., Sponsored ADR	127,666	7,721,240
	Unilever P.L.C.	32,472	1,933,545
	United Utilities Group P.L.C.	185,597	2,176,598
	Urban & Civic P.L.C.	52,150	161,211
	Vectura Group P.L.C.	150,957	195,452
	Vertu Motors P.L.C.	116,710	34,021
	Vesuvius P.L.C.	43,783	232,976
	Victrex P.L.C.	25,118	612,892
*	Virgin Money UK P.L.C.	27,628	31,329
	Vistry Group P.L.C.	73,714	592,657
	Vitec Group P.L.C. (The)	8,133	70,390
	Vodafone Group P.L.C.	577,686	868,174
	Vodafone Group P.L.C., Sponsored ADR	115,120	1,749,827
	Volex P.L.C.	18,288	32,291
	Volution Group P.L.C.	34,330	75,056
	Vp P.L.C.	2,676	25,591
	Watkin Jones P.L.C.	65,232	117,765
	Weir Group P.L.C (The)	56,779	882,883
	WH Smith P.L.C.	26,222	322,295
#*	Whitbread P.L.C.	25,144	713,932
	William Hill P.L.C.	337,655	459,704
	Wilmington P.L.C.	6,622	11,368
	Wincanton P.L.C.	20,741	49,944
	Wm Morrison Supermarkets P.L.C.	709,150	1,720,204
	WPP P.L.C., Sponsored ADR	6,805	253,827
	WPP P.L.C.	147,665	1,095,127
*	Xaar P.L.C.	3,874	4,279
	Young & Co's Brewery P.L.C., Class A	299	3,618

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Zotefoams P.L.C.	1,500	$6,941
TOTAL UNITED KINGDOM			278,537,737
UNITED STATES — (0.0%)
*	Golden Star Resources, Ltd.	6,360	28,394
	Primo Water Corp.	27,947	397,127
*	Samsonite International SA	496,500	465,361
TOTAL UNITED STATES			890,882
TOTAL COMMON STOCKS			2,067,562,027
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,899	604,743
	Biotest AG	2,084	53,162
*	Draegerwerk AG & Co. KGaA	2,885	271,947
	Fuchs Petrolub SE	28,406	1,240,430
	Henkel AG & Co. KGaA	11,183	1,099,567
*	Jungheinrich AG	22,137	676,135
	Porsche Automobil Holding SE	18,780	1,063,003
	Sartorius AG	5,633	2,167,363
	Schaeffler AG	6,250	45,597
	Sixt SE	6,330	319,365
	STO SE & Co. KGaA	1,344	153,659
	Villeroy & Boch AG	866	11,374
TOTAL GERMANY			7,706,345
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	278	0
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	265	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	33,039
*	Pan American Silver Corp. Rights 02/22/29	1,089	909
TOTAL CANADA			33,948
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	54,727	3,142
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	12,034	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0
SWITZERLAND — (0.0%)
#*	Meier Tobler Group AG Rights 08/31/20	300	66
TOTAL RIGHTS/WARRANTS			37,156
TOTAL INVESTMENT SECURITIES (Cost $1,893,229,616)			2,075,305,528

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	7,926,540	$91,717,991
TOTAL INVESTMENTS — (100.0%)
(Cost $1,984,926,935)^^			$2,167,023,519
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$429,876	$107,912,603	—	$108,342,479
Austria	—	5,883,831	—	5,883,831
Belgium	723,057	20,836,232	—	21,559,289
Canada	167,667,616	464,679	—	168,132,295
China	—	318,890	—	318,890
Denmark	958,064	57,899,030	—	58,857,094
Finland	—	43,016,783	—	43,016,783
France	249,575	175,597,326	—	175,846,901
Germany	5,366,560	149,807,277	—	155,173,837
Hong Kong	30,583	38,947,472	—	38,978,055
Ireland	935	12,827,264	—	12,828,199
Israel	2,316,320	9,337,103	—	11,653,423
Italy	3,228,063	41,321,876	—	44,549,939
Japan	8,768,864	486,337,520	—	495,106,384
Netherlands	19,569,864	78,389,227	—	97,959,091
New Zealand	21,622	9,376,723	—	9,398,345
Norway	5,154	16,793,426	—	16,798,580
Portugal	—	3,367,213	—	3,367,213
Singapore	—	15,797,452	—	15,797,452
Spain	886,448	39,659,024	—	40,545,472
Sweden	1,127,450	85,291,633	—	86,419,083
Switzerland	18,557,308	159,042,161	—	177,599,469
United Arab Emirates	—	1,304	—	1,304
United Kingdom	55,748,273	222,789,464	—	278,537,737
United States	425,521	465,361	—	890,882
Preferred Stocks
Germany	—	7,706,345	—	7,706,345
Rights/Warrants
Canada	—	33,948	—	33,948
Hong Kong	—	3,142	—	3,142
Switzerland	—	66	—	66
Securities Lending Collateral	—	91,717,991	—	91,717,991
TOTAL	$286,081,153	$1,880,942,366	—	$2,167,023,519

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.0%)
AUSTRALIA — (6.3%)
*	3P Learning, Ltd.	16,060	$11,991
	Accent Group, Ltd.	97,187	96,532
	Adairs, Ltd.	37,884	66,825
	Adbri, Ltd.	102,443	160,928
	AGL Energy, Ltd.	27,789	329,173
	Alliance Aviation Services, Ltd.	20,675	45,805
	ALS, Ltd.	29,021	175,944
	Altium, Ltd.	17,452	407,752
	Alumina, Ltd.	51,282	55,607
	AMA Group, Ltd.	98,167	36,516
#*	Amaysim Australia, Ltd.	22,467	10,245
*	AMP, Ltd.	726,242	755,657
	Ampol, Ltd.	61,622	1,155,105
	Ansell, Ltd.	14,576	400,211
#	AP Eagers, Ltd.	28,704	164,900
	APA Group	49,995	391,645
	Appen, Ltd.	5,001	127,382
	ARB Corp., Ltd.	10,014	137,047
#*	Ardent Leisure Group, Ltd.	88,209	20,502
	Asaleo Care, Ltd.	73,732	50,013
	ASX, Ltd.	2,768	163,092
	Atlas Arteria, Ltd.	79,861	373,257
	AUB Group, Ltd.	10,844	101,264
	Aurelia Metals, Ltd.	153,576	60,204
	Aurizon Holdings, Ltd.	294,911	940,456
	AusNet Services	182,628	233,346
	Australia & New Zealand Banking Group, Ltd.	105,605	1,341,257
#*	Australian Agricultural Co., Ltd.	85,892	62,510
#	Australian Ethical Investment, Ltd.	4,055	17,538
	Australian Finance Group, Ltd.	38,224	45,809
	Australian Pharmaceutical Industries, Ltd.	117,548	93,026
	Auswide Bank, Ltd.	3,299	10,684
	AVJennings, Ltd.	17,132	7,030
	Bank of Queensland, Ltd.	123,490	522,514
	Bapcor, Ltd.	58,022	260,176
*	Base Resources, Ltd.	44,322	6,610
	Beach Energy, Ltd.	600,978	602,296
	Bega Cheese, Ltd.	50,024	159,780
	Bell Financial Group, Ltd.	31,306	26,550
#	Bendigo & Adelaide Bank, Ltd.	88,419	434,062
	BHP Group, Ltd.	207,542	5,464,341
	BHP Group, Ltd., Sponsored ADR	254	13,421
	Bingo Industries, Ltd.	50,056	68,775
	Blackmores, Ltd.	2,146	107,799
	BlueScope Steel, Ltd.	133,346	1,066,419
	Boral, Ltd.	265,170	678,324
	Brambles, Ltd.	60,252	465,192
	Bravura Solutions, Ltd.	33,088	98,701
	Breville Group, Ltd.	14,676	270,671
	Brickworks, Ltd.	22,854	266,876
	BWX, Ltd.	29,116	81,266
	Capitol Health, Ltd.	106,977	16,796
#*	Cardno, Ltd.	56,221	12,895
	Carsales.com, Ltd.	42,540	556,129
#*	Cash Converters International, Ltd.	147,100	19,014

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties, Ltd.	15,777	$57,386
	Challenger, Ltd.	101,693	313,574
	CIMIC Group, Ltd.	9,027	138,884
	Citadel Group, Ltd. (The)	9,577	24,725
	Class, Ltd.	5,320	5,106
	Cleanaway Waste Management, Ltd.	424,996	630,552
#	Clinuvel Pharmaceuticals, Ltd.	2,420	38,170
	Coca-Cola Amatil, Ltd.	76,642	447,321
	Cochlear, Ltd.	3,878	529,206
	Codan, Ltd.	39,633	231,280
	Coles Group, Ltd.	87,420	1,133,375
#	Collection House, Ltd.	41,771	24,286
	Collins Foods, Ltd.	35,393	239,264
	Commonwealth Bank of Australia	56,784	2,888,877
	Computershare, Ltd.	68,275	653,450
#*	Cooper Energy, Ltd.	325,876	87,086
#	Corporate Travel Management, Ltd.	12,621	78,956
	Costa Group Holdings, Ltd.	49,353	104,866
	Credit Corp. Group, Ltd.	20,264	272,636
	CSR, Ltd.	148,769	370,915
	Data#3, Ltd.	13,503	54,525
	Decmil Group, Ltd.	235,680	9,161
	Dicker Data, Ltd.	10,375	56,238
	Domain Holdings Australia, Ltd.	46,064	108,443
	Domino's Pizza Enterprises, Ltd.	10,129	534,847
	Downer EDI, Ltd.	158,345	463,034
	DWS, Ltd.	4,748	2,846
*	Eclipx Group, Ltd.	76,114	74,738
	Elders, Ltd.	23,286	170,280
#*	Emeco Holdings, Ltd.	16,546	11,986
*	EML Payments, Ltd.	43,688	97,598
#*	Energy World Corp., Ltd.	19,261	794
	Estia Health, Ltd.	58,859	61,079
#	EVENT Hospitality and Entertainment, Ltd.	23,426	124,223
	Evolution Mining, Ltd.	220,024	939,945
#*	FAR, Ltd.	281,998	2,615
	Finbar Group, Ltd.	8,281	3,940
*	Fleetwood Corp., Ltd.	19,034	20,686
#	FlexiGroup, Ltd.	25,812	23,020
	Flight Centre Travel Group, Ltd.	19,842	150,576
	Fortescue Metals Group, Ltd.	325,178	4,047,558
	Freedom Foods Group, Ltd.	8,443	18,157
	G8 Education, Ltd.	194,729	112,024
#*	Galaxy Resources, Ltd.	17,015	13,348
*	Gascoyne Resources, Ltd.	18,229	95
	Genworth Mortgage Insurance Australia, Ltd.	57,287	69,301
	Grange Resources, Ltd.	136,583	24,379
*	Greenland Minerals, Ltd.	279,308	36,554
	GTN, Ltd.	1,005	208
	GUD Holdings, Ltd.	13,326	106,332
#	GWA Group, Ltd.	55,527	112,876
	Hansen Technologies, Ltd.	27,679	57,903
	Harvey Norman Holdings, Ltd.	143,732	379,974
	Helloworld Travel, Ltd.	7,605	8,535
#	HT&E, Ltd.	64,154	54,870
	HUB24, Ltd.	5,016	48,033
	Huon Aquaculture Group, Ltd.	6,086	13,592
	IDP Education, Ltd.	26,622	252,137
	IGO, Ltd.	121,001	398,279

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources, Ltd.	140,618	$912,448
	Imdex, Ltd.	101,591	96,093
	Incitec Pivot, Ltd.	319,892	419,310
	Infigen Energy	211,186	138,455
	Infomedia, Ltd.	73,305	96,755
#	Inghams Group, Ltd.	48,683	114,718
	Insurance Australia Group, Ltd.	143,036	520,738
*	Intega Group, Ltd.	56,221	12,480
	Integral Diagnostics, Ltd.	14,290	37,834
#	Integrated Research, Ltd.	9,550	27,731
#	InvoCare, Ltd.	25,928	176,721
#	IOOF Holdings, Ltd.	56,879	184,589
	IPH, Ltd.	39,526	209,456
	IRESS, Ltd.	30,090	221,053
*	iSelect, Ltd.	55,125	7,461
	IVE Group, Ltd.	23,613	13,275
	James Hardie Industries P.L.C.	37,005	763,759
	Japara Healthcare, Ltd.	51,658	17,600
#	JB Hi-Fi, Ltd.	38,033	1,245,567
	Johns Lyng Group, Ltd.	7,061	12,147
#	Jumbo Interactive, Ltd.	6,105	47,269
	Jupiter Mines, Ltd.	394,182	82,918
*	Karoon Energy, Ltd.	127,496	64,638
*	Kingsgate Consolidated, Ltd.	33,671	13,596
	Kogan.com, Ltd.	4,652	55,343
	Lendlease Corp., Ltd.	50,924	413,685
	Lifestyle Communities, Ltd.	17,655	108,973
	Link Administration Holdings, Ltd.	115,775	328,781
#	Lovisa Holdings, Ltd.	9,718	43,923
	Lycopodium, Ltd.	1,624	5,216
#*	Lynas Corp., Ltd.	74,286	119,419
	MACA, Ltd.	65,560	43,755
	Macmahon Holdings, Ltd.	237,156	43,107
	Macquarie Group, Ltd.	25,126	2,208,147
	Magellan Financial Group, Ltd.	15,570	676,443
	McMillan Shakespeare, Ltd.	27,118	171,198
	McPherson's, Ltd.	30,743	64,716
	Medibank Pvt, Ltd.	210,778	420,944
*	Medusa Mining, Ltd.	45,149	27,668
#*	Mesoblast, Ltd.	61,936	164,668
#*	Metals X, Ltd.	186,167	11,366
	Michael Hill International, Ltd.	22,149	5,216
	Mineral Resources, Ltd.	58,225	1,072,147
#*	MMA Offshore, Ltd.	129,478	4,998
	MNF Group, Ltd.	4,270	16,601
	Monadelphous Group, Ltd.	17,454	110,184
	Monash IVF Group, Ltd.	62,135	23,236
#	Money3 Corp., Ltd.	29,045	35,179
#	Mortgage Choice, Ltd.	32,978	16,360
	Mount Gibson Iron, Ltd.	127,075	64,189
#*	Myer Holdings, Ltd.	244,786	35,603
	MyState, Ltd.	7,273	19,668
	National Australia Bank, Ltd.	190,091	2,373,111
	Navigator Global Investments, Ltd.	29,512	27,874
	Netwealth Group, Ltd.	12,362	106,164
	New Energy Solar, Ltd.	41,665	30,471
#	New Hope Corp., Ltd.	47,377	44,434
	Newcrest Mining, Ltd.	17,675	450,285
*	NEXTDC, Ltd.	17,113	138,526

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	nib holdings, Ltd.	85,198	$268,042
#	Nick Scali, Ltd.	11,735	61,374
	Nine Entertainment Co. Holdings, Ltd.	359,765	345,395
	Northern Star Resources, Ltd.	111,779	1,268,662
	NRW Holdings, Ltd.	154,462	201,592
*	Nufarm, Ltd.	58,546	167,559
	OFX Group, Ltd.	40,584	35,934
#	Oil Search, Ltd.	119,169	245,965
	OM Holdings, Ltd.	98,157	23,022
*	Onevue Holdings, Ltd.	24,977	6,678
	oOh!media, Ltd.	121,863	64,283
	Orica, Ltd.	35,957	445,398
	Origin Energy, Ltd.	153,460	587,579
	Orora, Ltd.	264,618	432,608
	OZ Minerals, Ltd.	87,031	844,711
	Pacific Current Group, Ltd.	11,857	48,087
*	Pact Group Holdings, Ltd.	47,849	71,807
*	Panoramic Resources, Ltd.	433,565	20,882
	Peet, Ltd.	82,024	50,194
	Pendal Group, Ltd.	55,550	229,600
	Perenti Global, Ltd.	188,216	161,149
#	Perpetual, Ltd.	10,952	238,014
*	Perseus Mining, Ltd.	278,562	317,108
	Platinum Asset Management, Ltd.	51,331	136,460
*	Praemium, Ltd.	43,406	13,526
	Premier Investments, Ltd.	12,617	150,227
	Pro Medicus, Ltd.	6,317	107,968
	PWR Holdings, Ltd.	10,450	32,690
	Qantas Airways, Ltd.	84,000	192,592
	QBE Insurance Group, Ltd.	123,120	862,267
	Qube Holdings, Ltd.	233,268	450,741
	Ramelius Resources, Ltd.	127,013	200,782
#	REA Group, Ltd.	4,473	345,404
	Reckon, Ltd.	6,209	3,045
	Reece, Ltd.	26,493	187,835
	Regis Healthcare, Ltd.	30,740	29,067
	Regis Resources, Ltd.	145,748	593,893
*	Reject Shop, Ltd. (The)	5,557	24,371
	Reliance Worldwide Corp., Ltd.	98,493	187,399
*	Resolute Mining, Ltd.	168,251	160,780
	Ridley Corp., Ltd.	62,846	33,317
	Rio Tinto, Ltd.	33,798	2,473,630
	Sandfire Resources, Ltd.	58,335	198,260
	Santos, Ltd.	209,832	783,787
*	Saracen Mineral Holdings, Ltd.	155,921	679,650
	Seek, Ltd.	28,137	432,763
	Select Harvests, Ltd.	21,439	91,544
*	Senex Energy, Ltd.	220,285	42,750
	Servcorp, Ltd.	12,793	18,975
	Service Stream, Ltd.	74,410	94,883
	Seven Group Holdings, Ltd.	12,827	155,209
#*	Seven West Media, Ltd.	334,126	23,628
	SG Fleet Group, Ltd.	15,329	16,510
	Sigma Healthcare, Ltd.	302,534	143,981
*	Silver Lake Resources, Ltd.	210,030	375,929
	Sims, Ltd.	43,506	244,807
	SmartGroup Corp., Ltd.	8,685	37,362
*	SolGold P.L.C.	26,045	8,494
	Sonic Healthcare, Ltd.	25,306	579,371

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	South32, Ltd., ADR	2,251	$16,567
	South32, Ltd.	446,587	655,697
	Southern Cross Media Group, Ltd.	722,510	83,793
	Spark Infrastructure Group	147,861	238,599
*	SpeedCast International, Ltd.	76,666	32,454
	SRG Global, Ltd.	113,718	22,970
	St Barbara, Ltd.	249,395	612,719
	Steadfast Group, Ltd.	32,056	76,897
	Suncorp Group, Ltd.	107,224	654,903
#	Sunland Group, Ltd.	9,056	7,622
	Super Retail Group, Ltd.	52,878	334,214
*	Superloop, Ltd.	27,389	21,804
	Sydney Airport	49,001	183,525
#*	Syrah Resources, Ltd.	105,820	25,224
	Tassal Group, Ltd.	58,013	149,129
	Technology One, Ltd.	50,987	305,972
	Telstra Corp., Ltd.	217,713	521,318
*	Tiger Resources, Ltd.	219,444	41
*	TPG Telecom, Ltd.	88,273	507,056
	Transurban Group	62,453	617,754
*	Troy Resources, Ltd.	583	38
*	Tuas, Ltd.	44,136	22,231
	Village Roadshow, Ltd.	28,418	44,152
*	Virgin Australia Holdings, Ltd.	393,465	0
	Vita Group, Ltd.	23,215	16,995
*	Vocus Group, Ltd.	153,248	316,064
	Wesfarmers, Ltd.	49,629	1,650,052
	Western Areas, Ltd.	61,478	105,459
*	Westgold Resources, Ltd.	62,236	107,000
	Westpac Banking Corp.	134,518	1,615,395
#	Whitehaven Coal, Ltd.	249,261	246,533
	WiseTech Global, Ltd.	1,966	28,903
	Woodside Petroleum, Ltd.	32,881	467,770
	Woolworths Group, Ltd.	48,179	1,333,789
	Worley, Ltd.	59,222	343,642
	WPP AUNZ, Ltd.	68,187	14,607
*	Xero, Ltd.	1,193	76,464
TOTAL AUSTRALIA			78,807,605
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	4,134	85,454
	ANDRITZ AG	9,467	317,848
	AT&S Austria Technologie & Systemtechnik AG	8,985	169,939
	Atrium European Real Estate, Ltd.	24,184	65,532
*	CA Immobilien Anlagen AG	10,722	336,058
*	DO & CO AG	1,322	68,167
*	Erste Group Bank AG	25,825	578,047
	EVN AG	10,674	175,868
#*	FACC AG	1,800	11,134
*	Flughafen Wien AG	986	29,788
*	IMMOFINANZ AG	14,429	237,997
	Kapsch TrafficCom AG	788	13,989
*	Lenzing AG	4,008	186,482
	Mayr Melnhof Karton AG	1,587	245,891
#	Oesterreichische Post AG	5,490	175,661
*	OMV AG	10,464	330,472
*	Palfinger AG	1,670	45,823
#*	POLYTEC Holding AG	2,865	16,972
#*	Porr AG	2,673	43,490

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Raiffeisen Bank International AG	35,344	$607,983
#	Rosenbauer International AG	131	4,848
	S IMMO AG	8,446	147,775
*	S&T AG	7,509	203,632
	Schoeller-Bleckmann Oilfield Equipment AG	1,480	38,770
*	Semperit AG Holding	945	18,637
	Strabag SE	4,197	123,742
*	Telekom Austria AG	26,772	200,996
	UBM Development AG	1,080	35,669
	UNIQA Insurance Group AG	30,482	192,680
	Verbund AG	1,562	81,965
#	voestalpine AG	30,257	670,891
*	Wienerberger AG	9,422	216,831
	Zumtobel Group AG	2,684	20,459
TOTAL AUSTRIA			5,699,490
BELGIUM — (0.9%)
*	Ackermans & van Haaren NV	6,759	868,058
	Ageas SA	30,305	1,134,500
*	AGFA-Gevaert NV	70,197	284,589
*	Argenx SE, ADR	932	214,481
	Atenor	685	46,861
	Banque Nationale de Belgique	19	43,149
	Barco NV	7,567	149,074
	Bekaert SA	10,030	195,284
*	bpost SA	13,289	86,438
*	Cie d'Entreprises CFE	2,314	146,932
	Colruyt SA	10,547	612,534
*	Deceuninck NV	13,585	20,286
	D'ieteren SA	6,984	377,012
	Econocom Group SA	25,591	71,041
#	Elia Group SA	2,878	313,233
	Euronav NV	10,967	106,296
#*	Euronav NV	38,310	375,055
	EVS Broadcast Equipment SA	3,189	57,812
*	Exmar NV	9,024	21,227
	Fagron	10,265	229,566
	Gimv NV	4,779	257,516
	Immobel SA	565	43,624
*	Jensen-Group NV	1,201	29,835
	KBC Group NV	23,794	1,356,647
#*	Kinepolis Group NV	2,693	95,779
	Lotus Bakeries NV	54	178,773
	Melexis NV	3,794	325,245
#*	Ontex Group NV	18,660	266,847
*	Oxurion NV	7,971	26,288
	Picanol	441	25,765
	Proximus SADP	27,141	558,318
	Recticel SA	11,663	118,094
	Resilux	280	41,365
*	Roularta Media Group NV	370	5,085
*	Sioen Industries NV	2,506	51,401
*	Sipef NV	1,654	82,645
	Solvay SA	11,399	884,713
	Telenet Group Holding NV	8,229	319,223
	TER Beke SA	193	22,620
*	Tessenderlo Group SA	6,656	197,681
#	Umicore SA	21,764	1,027,851

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Van de Velde NV	784	$17,639
TOTAL BELGIUM			11,286,382
CANADA — (10.1%)
*	5N Plus, Inc.	14,000	18,187
	Absolute Software Corp.	8,900	105,249
	Acadian Timber Corp.	3,200	38,655
*	Advantage Oil & Gas, Ltd.	49,377	58,982
	Aecon Group, Inc.	18,295	192,040
*	Africa Oil Corp.	14,600	12,099
	AG Growth International, Inc.	4,100	91,890
	AGF Management, Ltd., Class B	17,587	69,458
	Agnico Eagle Mines, Ltd.	6,429	511,041
*	Aimia, Inc.	25,250	58,627
*	Air Canada	19,241	217,053
	AirBoss of America Corp.	3,978	73,089
*	Alacer Gold Corp.	84,338	651,684
	Alamos Gold, Inc., Class A	75,943	803,398
	Alamos Gold, Inc., Class A	18,797	199,243
#	Alaris Royalty Corp.	8,582	85,086
*	Alexco Resource Corp.	1,285	3,662
	Algoma Central Corp.	3,100	24,070
	Algonquin Power & Utilities Corp.	28,007	386,404
	Algonquin Power & Utilities Corp.	11,652	160,681
	Alimentation Couche-Tard, Inc., Class B	39,895	1,386,474
#	AltaGas, Ltd.	60,828	762,025
#	Altius Minerals Corp.	10,201	78,062
	Altus Group, Ltd.	1,916	61,022
*	Americas Gold & Silver Corp.	7,847	26,304
*	Amerigo Resources, Ltd.	32,000	12,423
#*	Aphria, Inc.	11,000	52,525
	ARC Resources, Ltd.	93,291	396,301
*	Argonaut Gold, Inc.	59,774	124,952
*	Aritzia, Inc.	14,550	192,595
	Atco, Ltd., Class I	7,139	222,146
#*	Athabasca Oil Corp.	92,749	11,772
#*	ATS Automation Tooling Systems, Inc.	7,780	100,717
#*	Aurora Cannabis, Inc.	521	5,304
#*	Aurora Cannabis, Inc.	4,146	42,249
#	AutoCanada, Inc.	4,621	48,471
	B2Gold Corp.	176,791	1,224,846
#	Badger Daylighting, Ltd.	6,356	137,469
#	Bank of Montreal	20,320	1,111,687
	Bank of Montreal	29,963	1,663,546
#	Bank of Nova Scotia (The)	5,686	233,519
	Bank of Nova Scotia (The)	45,821	1,884,160
	Barrick Gold Corp.	22,664	655,216
	Barrick Gold Corp.	13,588	395,761
#*	Baytex Energy Corp.	106,367	49,235
*	Baytex Energy Corp.	2,602	1,228
	BCE, Inc.	3,215	134,787
	BCE, Inc.	4,498	188,601
#	Birchcliff Energy, Ltd.	78,147	70,011
*	Black Diamond Group, Ltd.	7,742	9,999
*	BlackBerry, Ltd.	42,433	201,164
#*	BlackBerry, Ltd.	96,667	458,202
	BMTC Group, Inc.	3,210	21,712
#	Bonterra Energy Corp.	6,180	7,151
	Boralex, Inc., Class A	14,866	387,785

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Bridgemarq Real Estate Services	1,100	$10,323
	Brookfield Asset Management, Inc., Class A	27,619	892,922
	BRP, Inc.	5,568	249,416
	Calian Group, Ltd.	1,100	48,658
	Cameco Corp.	12,558	127,694
	Cameco Corp.	62,184	631,789
#	Canaccord Genuity Group, Inc.	25,219	146,481
	Canacol Energy, Ltd.	31,330	82,100
#*	Canada Goose Holdings, Inc.	10,610	236,391
	Canadian Imperial Bank of Commerce	25,483	1,764,186
	Canadian Imperial Bank of Commerce	17,164	1,190,323
	Canadian National Railway Co.	9,800	957,282
	Canadian National Railway Co.	17,171	1,679,152
	Canadian Natural Resources, Ltd.	15,385	271,416
	Canadian Natural Resources, Ltd.	241,708	4,268,563
	Canadian Pacific Railway, Ltd.	2,100	577,533
	Canadian Pacific Railway, Ltd.	2,847	783,437
#	Canadian Tire Corp., Ltd., Class A	11,132	1,026,310
#	Canadian Utilities, Ltd., Class A	6,683	171,434
	Canadian Utilities, Ltd., Class B	500	12,882
#	Canadian Western Bank	27,023	459,983
*	Canfor Corp.	17,127	204,330
	Canfor Pulp Products, Inc.	11,391	46,943
#*	Canopy Growth Corp.	1,399	25,547
#*	Canopy Growth Corp.	12,843	234,770
	CanWel Building Materials Group, Ltd.	20,500	89,380
	Capital Power Corp.	18,001	380,730
*	Capstone Mining Corp.	94,575	74,844
#	Cardinal Energy, Ltd.	26,424	10,061
	Cascades, Inc.	23,294	265,556
	CCL Industries, Inc., Class B	12,050	400,872
*	Celestica, Inc.	31,528	260,737
	Cenovus Energy, Inc.	41,700	185,548
#	Cenovus Energy, Inc.	47,322	211,056
	Centerra Gold, Inc.	67,103	841,637
	Cervus Equipment Corp.	2,500	13,252
#	CES Energy Solutions Corp.	71,198	49,434
*	CGI, Inc.	9,574	683,488
*	CGI, Inc.	5,200	371,409
#	Chesswood Group, Ltd.	2,800	10,055
*	China Gold International Resources Corp., Ltd.	56,934	55,682
	CI Financial Corp.	46,364	637,248
#	Cineplex, Inc.	24,265	144,925
#	Clearwater Seafoods, Inc.	5,177	22,804
	Cogeco Communications, Inc.	6,247	476,180
	Cogeco, Inc.	1,976	120,246
	Colliers International Group, Inc.	1,020	55,171
	Colliers International Group, Inc.	6,483	350,147
#	Computer Modelling Group, Ltd.	15,890	58,722
	Constellation Software, Inc.	1,366	1,615,775
#*	Copper Mountain Mining Corp.	51,894	27,120
	Corus Entertainment, Inc., Class B	63,465	113,715
#	Crescent Point Energy Corp.	81,674	126,221
	Crescent Point Energy Corp.	9,725	14,976
#*	Crew Energy, Inc.	30,233	6,433
*	CRH Medical Corp.	17,856	41,859
#*	Denison Mines Corp.	140,508	65,038
*	Descartes Systems Group, Inc. (The)	1,400	78,862
*	DIRTT Environmental Solutions	5,700	9,490

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Dollarama, Inc.	13,951	$510,150
	Dorel Industries, Inc., Class B	8,016	57,990
	DREAM Unlimited Corp., Class A	9,274	123,997
	Dundee Precious Metals, Inc.	41,531	313,161
*	Echelon Financial Holdings, Inc.	1,200	5,205
	ECN Capital Corp.	64,765	228,221
	E-L Financial Corp., Ltd.	200	103,923
*	Eldorado Gold Corp.	36,906	463,721
*	Eldorado Gold Corp.	5,549	69,857
	Element Fleet Management Corp.	115,952	973,012
#	Emera, Inc.	10,490	436,610
	Empire Co., Ltd., Class A	23,897	613,906
	Enbridge, Inc.	28,266	904,680
	Enbridge, Inc.	23,217	742,944
*	Endeavour Mining Corp.	25,192	678,767
#	Enerflex, Ltd.	27,441	101,819
#*	Energy Fuels, Inc.	5,893	10,075
	Enerplus Corp.	42,400	104,777
	Enerplus Corp.	23,206	57,551
	Enghouse Systems, Ltd.	7,732	438,192
#	Ensign Energy Services, Inc.	37,617	18,816
*	Equinox Gold Corp.	3,409	40,648
	Equitable Group, Inc.	2,750	159,175
#*	ERO Copper Corp.	10,787	129,819
*	Essential Energy Services Trust	19,400	1,955
	Evertz Technologies, Ltd.	4,600	42,825
#	Exchange Income Corp.	4,758	94,524
	Exco Technologies, Ltd.	6,801	32,293
#	Extendicare, Inc.	16,049	67,338
	Fairfax Financial Holdings, Ltd.	2,317	725,969
	Fiera Capital Corp.	15,753	121,724
	Finning International, Inc.	36,935	526,678
	Firm Capital Mortgage Investment Corp.	7,100	61,488
*	First Mining Gold Corp.	44,500	16,445
	First National Financial Corp.	3,000	77,293
	First Quantum Minerals, Ltd.	105,681	893,135
	FirstService Corp.	4,525	540,964
	FirstService Corp.	1,700	203,322
#*	Fission Uranium Corp.	72,500	21,109
	Fortis, Inc.	12,609	513,510
	Fortis, Inc.	8,539	348,220
#*	Fortuna Silver Mines, Inc.	46,259	309,786
*	Fortuna Silver Mines, Inc.	1,312	8,817
	Franco-Nevada Corp.	404	64,576
#	Franco-Nevada Corp.	203	32,450
	Freehold Royalties, Ltd.	27,920	74,623
	Frontera Energy Corp.	2,400	4,945
*	Galiano Gold, Inc.	35,902	67,009
*	GDI Integrated Facility Services, Inc.	2,600	58,970
*	Gear Energy, Ltd.	59,300	7,305
#	Genworth MI Canada, Inc.	10,049	249,002
	George Weston, Ltd.	11,959	903,275
	Gibson Energy, Inc.	29,035	478,190
#	Gildan Activewear, Inc.	4,100	72,759
#	Gildan Activewear, Inc.	7,979	141,707
#	GMP Capital, Inc.	11,400	10,298
#	goeasy, Ltd.	4,750	199,263
	GoldMoney, Inc.	5,800	9,310
#*	Gran Tierra Energy, Inc.	126,076	35,768

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Great-West Lifeco, Inc.	21,953	$388,105
	Guardian Capital Group, Ltd., Class A	5,128	79,325
*	Guyana Goldfields, Inc.	26,400	35,477
*	Heroux-Devtek, Inc.	8,414	59,676
	High Arctic Energy Services, Inc.	8,400	3,700
	High Liner Foods, Inc.	5,650	23,369
*	Home Capital Group, Inc.	23,185	389,980
	Horizon North Logistics, Inc.	16,180	42,520
	Hudbay Minerals, Inc.	31,643	99,992
#	Hudbay Minerals, Inc.	38,089	119,717
	Husky Energy, Inc.	78,524	252,670
#	Hydro One, Ltd.	15,100	321,740
	iA Financial Corp., Inc.	23,900	839,163
*	IAMGOLD Corp.	108,961	544,215
*	IAMGOLD Corp.	4,292	21,374
*	IBI Group, Inc.	1,900	8,029
	IGM Financial, Inc.	5,528	135,904
#*	Imperial Metals Corp.	7,560	16,989
#	Imperial Oil, Ltd.	6,500	101,665
	Imperial Oil, Ltd.	15,507	242,374
	Information Services Corp.	3,800	50,130
#	Innergex Renewable Energy, Inc.	19,986	343,042
	Intact Financial Corp.	3,167	345,770
#	Inter Pipeline, Ltd.	48,315	452,688
*	Interfor Corp.	21,569	250,400
#	Intertape Polymer Group, Inc.	23,559	281,417
#	Invesque, Inc.	3,800	8,056
*	IPL Plastics, Inc.	9,300	69,154
*	Ivanhoe Mines, Ltd., Class A	133,047	468,836
#	Jamieson Wellness, Inc.	4,873	140,284
	Just Energy Group, Inc.	4,023	1,435
	K-Bro Linen, Inc.	1,451	30,440
#*	Kelt Exploration, Ltd.	37,600	48,002
	Keyera Corp.	48,675	739,873
*	Kinaxis, Inc.	1,335	202,724
*	Kinross Gold Corp.	380,521	3,551,094
*	Kinross Gold Corp.	27,330	256,082
	Kirkland Lake Gold, Ltd.	42,618	2,327,463
*	Knight Therapeutics, Inc.	28,671	148,123
	KP Tissue, Inc.	3,500	30,520
	Labrador Iron Ore Royalty Corp.	10,709	205,154
*	Largo Resources, Ltd.	40,433	30,790
	Lassonde Industries, Inc., Class A	459	56,131
#	Laurentian Bank of Canada	11,573	229,395
	Leon's Furniture, Ltd.	6,706	67,037
	Linamar Corp.	14,328	427,877
	Loblaw Cos., Ltd.	16,488	855,410
#	Lucara Diamond Corp.	114,752	49,689
#*	Lundin Gold, Inc.	7,913	70,478
	Lundin Mining Corp.	143,238	802,034
	Magellan Aerospace Corp.	4,737	23,589
	Magna International, Inc.	34,984	1,616,977
	Magna International, Inc.	31,793	1,467,883
*	Mainstreet Equity Corp.	500	25,477
*	Major Drilling Group International, Inc.	21,320	96,934
	Manulife Financial Corp.	73,634	988,168
	Maple Leaf Foods, Inc.	15,900	349,706
	Martinrea International, Inc.	28,236	209,960
	Mediagrif Interactive Technologies, Inc.	2,100	9,799

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Medical Facilities Corp.	14,050	$40,279
*	MEG Energy Corp.	73,856	195,192
#	Melcor Developments, Ltd.	3,200	17,727
	Methanex Corp.	1,735	32,150
	Methanex Corp.	12,874	238,169
	Metro, Inc.	15,143	664,321
	Morguard Corp.	700	64,327
	Morneau Shepell, Inc.	9,000	208,832
#*	Mountain Province Diamonds, Inc.	3,882	869
#	MTY Food Group, Inc.	2,985	64,404
#	Mullen Group, Ltd.	29,081	208,427
#	National Bank of Canada	52,657	2,486,116
#	Neo Performance Materials, Inc.	1,900	14,142
*	New Gold, Inc.	178,103	292,528
	New Look Vision Group, Inc.	100	2,202
	NFI Group, Inc.	16,244	181,789
#	Norbord, Inc.	1,800	58,537
	North American Construction Group, Ltd.	7,400	46,076
#	North American Construction Group, Ltd.	5,792	36,490
	North West Co., Inc. (The)	10,709	238,253
#	Northland Power, Inc.	19,364	530,560
	Nutrien, Ltd.	35,473	1,156,071
#*	NuVista Energy, Ltd.	52,211	25,337
*	OceanaGold Corp.	197,015	516,274
	Onex Corp.	10,524	467,803
	Open Text Corp.	5,600	252,062
	Open Text Corp.	12,999	585,345
	Osisko Gold Royalties, Ltd.	17,337	203,216
#	Osisko Gold Royalties, Ltd.	17,699	207,609
#*	Osisko Mining, Inc.	9,905	31,502
#*	Painted Pony Energy, Ltd.	23,500	8,597
	Pan American Silver Corp.	37,196	1,389,636
#*	Paramount Resources, Ltd., Class A	14,976	21,020
*	Parex Resources, Inc.	58,874	712,053
	Park Lawn Corp.	7,600	142,133
	Parkland Corp.	24,374	641,809
	Pason Systems, Inc.	14,685	70,056
	Pembina Pipeline Corp.	36,942	899,168
#	Peyto Exploration & Development Corp.	50,298	74,727
*	PHX Energy Services Corp.	8,838	6,862
#	Pinnacle Renewable Energy, Inc.	6,100	20,858
	Pizza Pizza Royalty Corp.	7,900	51,017
*	Points International, Ltd.	1,000	9,302
*	Points International, Ltd.	1,715	15,864
	Polaris Infrastructure, Inc.	6,500	69,443
*	PolyMet Mining Corp.	9,900	4,656
	PrairieSky Royalty, Ltd.	12,546	78,773
*	Precision Drilling Corp.	37,964	24,092
*	Precision Drilling Corp.	19,847	12,502
#*	Premier Gold Mines, Ltd.	56,650	115,461
#	Premium Brands Holdings Corp.	9,754	689,032
#*	Pretium Resources, Inc.	39,757	376,499
*	Pulse Seismic, Inc.	4,200	2,822
	Quarterhill, Inc.	31,600	46,712
	Quebecor, Inc., Class B	22,012	502,211
*	Real Matters, Inc.	9,800	218,030
	Recipe Unlimited Corp.	5,300	38,579
	Restaurant Brands International, Inc.	14,891	841,639
	Richelieu Hardware, Ltd.	7,371	182,700

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Ritchie Bros Auctioneers, Inc.	1,000	$46,235
	Ritchie Bros Auctioneers, Inc.	9,931	459,607
	Rocky Mountain Dealerships, Inc.	4,278	14,532
	Rogers Communications, Inc., Class B	10,567	431,532
	Rogers Communications, Inc., Class B	7,076	288,984
#	Rogers Sugar, Inc.	23,918	85,176
*	Roxgold, Inc.	101,700	126,038
	Royal Bank of Canada	34,969	2,412,285
	Royal Bank of Canada	85,089	5,878,799
#	Russel Metals, Inc.	20,065	268,742
*	Sabina Gold & Silver Corp.	40,900	66,261
#*	Sandstorm Gold, Ltd.	3,411	32,851
*	Sandstorm Gold, Ltd.	8,544	82,193
	Saputo, Inc.	13,180	322,551
#	Savaria Corp.	3,800	38,384
#	Secure Energy Services, Inc.	40,209	49,531
*	Seven Generations Energy, Ltd., Class A	91,920	251,854
	Shaw Communications, Inc., Class B	8,213	150,225
	Shaw Communications, Inc., Class B	42,308	773,813
#	ShawCor, Ltd.	16,294	32,236
*	Shopify, Inc., Class A	752	770,048
#	Sienna Senior Living, Inc.	13,800	105,912
#*	Sierra Wireless, Inc.	9,798	130,117
	Sleep Country Canada Holdings, Inc.	13,187	189,124
#	SNC-Lavalin Group, Inc.	39,349	624,261
#*	Spin Master Corp.	4,550	84,855
#*	SSR Mining, Inc.	17,200	412,800
	Stantec, Inc.	15,909	512,111
#	Stelco Holdings, Inc.	8,799	50,714
	Stella-Jones, Inc.	11,395	346,074
*	Storm Resources, Ltd.	19,100	21,532
*	Stornoway Diamond Corp.	47,014	107
	Sun Life Financial, Inc.	24,598	958,584
	Suncor Energy, Inc.	5,800	91,232
	Suncor Energy, Inc.	160,680	2,532,317
*	SunOpta, Inc.	700	4,606
*	SunOpta, Inc.	3,392	22,234
#	Superior Plus Corp.	53,070	462,374
#	Surge Energy, Inc.	70,035	16,732
#*	Tamarack Valley Energy, Ltd.	68,150	41,721
*	Taseko Mines, Ltd.	33,379	21,431
	TC Energy Corp.	44,470	2,027,832
	Teck Resources, Ltd., Class B	58,533	592,999
	Teck Resources, Ltd., Class B	54,379	550,859
	TELUS Corp.	2,996	51,959
*	Teranga Gold Corp.	24,400	284,723
	TerraVest Industries, Inc.	1,300	14,849
#*	Tervita Corp.	759	2,136
	TFI International, Inc.	29,167	1,265,584
	Thomson Reuters Corp.	3,237	226,072
	Tidewater Midstream and Infrastructure, Ltd.	71,300	43,649
#	Timbercreek Financial Corp.	20,935	131,757
*	TMAC Resources, Inc.	1,000	1,120
	TMX Group, Ltd.	6,195	633,259
#	TORC Oil & Gas, Ltd.	40,565	50,576
*	Torex Gold Resources, Inc.	28,014	491,283
	Toromont Industries, Ltd.	11,342	618,308
	Toronto-Dominion Bank (The)	6,758	299,038
	Toronto-Dominion Bank (The)	53,477	2,367,962

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Total Energy Services, Inc.	13,840	$21,698
	Tourmaline Oil Corp.	76,172	774,548
	TransAlta Corp.	59,192	387,116
	TransAlta Corp.	31,016	202,224
	TransAlta Renewables, Inc.	20,584	239,733
#	Transcontinental, Inc., Class A	23,619	272,259
	TransGlobe Energy Corp.	16,500	9,608
#*	Trevali Mining Corp.	127,243	9,500
#*	Trican Well Service, Ltd.	69,115	46,956
	Tricon Residential, Inc.	22,747	163,030
*	Trisura Group, Ltd.	588	34,972
*	Turquoise Hill Resources, Ltd.	157,600	131,779
*	Turquoise Hill Resources, Ltd.	3,396	2,816
	Uni-Select, Inc.	7,611	43,526
#	Vermilion Energy, Inc.	14,286	58,236
	Vermilion Energy, Inc.	30,353	124,447
	VersaBank	2,400	12,435
	Wajax Corp.	6,875	48,966
	Waste Connections, Inc.	7,371	754,569
#	Waste Connections, Inc.	400	40,882
*	Wesdome Gold Mines Ltd.	23,600	241,559
	West Fraser Timber Co., Ltd.	14,904	737,940
#	Western Forest Products, Inc.	128,611	100,819
#	Westshore Terminals Investment Corp.	16,246	208,495
#	Wheaton Precious Metals Corp.	8,900	483,537
	Whitecap Resources, Inc.	87,256	143,966
#*	WildBrain, Ltd.	40,263	35,470
	Winpak, Ltd.	3,432	120,297
#	WSP Global, Inc.	7,551	474,161
	Yamana Gold, Inc.	139,814	908,121
#*	Yangarra Resources, Ltd.	26,719	11,769
	Yellow Pages, Ltd.	5,429	32,304
TOTAL CANADA			127,521,703
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	63,250	19,602
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	10,150
	CITIC Telecom International Holdings, Ltd.	571,000	181,253
	K Wah International Holdings, Ltd.	64,000	27,010
*	Leyou Technologies Holdings, Ltd.	175,000	69,146
	SITC International Holdings Co., Ltd.	364,000	365,152
	TK Group Holdings, Ltd.	54,000	14,561
TOTAL CHINA			686,874
DENMARK — (1.5%)
*	ALK-Abello A.S.	1,030	292,259
*	Alm Brand A.S.	15,888	161,851
	Ambu A.S., Class B	6,829	238,425
	AP Moller - Maersk A.S., Class A	119	141,282
	AP Moller - Maersk A.S., Class B	136	175,091
*	Bang & Olufsen A.S.	23,220	44,387
*	BankNordik P/F	1,197	20,256
*	Bavarian Nordic A.S.	5,256	161,978
*	Brodrene Hartmann A.S.	947	67,962
#	Chr Hansen Holding A.S.	8,059	919,633
	Coloplast A.S., Class B	4,151	708,564
#*	Columbus A.S.	15,956	19,881
	D/S Norden A.S.	8,469	127,878

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Danske Bank A.S.	56,023	$907,344
*	Demant A.S.	23,308	723,544
*	DFDS A.S.	8,218	255,109
	DSV Panalpina A.S.	8,907	1,218,794
*	FLSmidth & Co. A.S.	6,739	201,112
	GN Store Nord A.S.	32,830	2,018,880
*	GronlandsBANKEN A.S.	259	24,405
*	H+H International A.S., Class B	5,954	102,128
*	ISS A.S.	28,004	432,169
*	Jeudan A.S.	1,620	59,641
*	Jyske Bank A.S.	15,138	482,702
*	Matas A.S.	7,747	77,739
*	Nilfisk Holding A.S.	7,830	107,036
*	NKT A.S.	4,615	128,325
	NNIT A.S.	2,649	49,945
	Orsted A.S.	4,475	639,859
	Pandora A.S.	33,757	2,146,988
*	Parken Sport & Entertainment A.S.	1,139	13,872
	Per Aarsleff Holding A.S.	4,485	171,762
	Ringkjoebing Landbobank A.S.	7,451	554,043
	Rockwool International A.S., Class A	949	278,185
	Rockwool International A.S., Class B	2,142	691,038
#	RTX A.S.	1,768	65,659
	Schouw & Co., A.S.	3,662	299,666
	SimCorp A.S.	7,296	851,917
	Solar A.S., Class B	1,580	64,867
*	Spar Nord Bank A.S.	22,279	183,554
*	Sydbank A.S.	13,822	262,522
#*	Tivoli A.S.	409	44,280
	Topdanmark A.S.	8,431	360,562
#	TORM P.L.C.	9,199	68,563
	Tryg A.S.	12,901	379,627
	United International Enterprises, Ltd.	387	79,642
	Vestas Wind Systems A.S.	11,609	1,488,099
#*	Vestjysk Bank A.S.	107,651	49,487
TOTAL DENMARK			18,562,512
FINLAND — (1.8%)
	Ahlstrom-Munksjo Oyj	8,510	131,673
*	Aktia Bank Oyj	12,613	128,959
	Alma Media Oyj	6,819	59,334
	Aspo Oyj	5,171	35,781
	Atria Oyj	2,128	21,363
	Cargotec Oyj, Class B	8,754	261,032
*	Caverion Oyj	2,736	20,381
#	Citycon Oyj	7,699	55,947
	Digia Oyj	3,511	22,108
	Elisa Oyj	15,775	935,593
	Enento Group Oyj	967	41,018
*	Finnair Oyj	154,000	85,850
	Fiskars Oyj Abp	9,262	129,414
#	Fortum Oyj	36,991	750,798
*	F-Secure Oyj	7,922	27,596
*	HKScan Oyj, Class A	10,963	25,292
*	Huhtamaki Oyj	31,301	1,395,282
	Ilkka-Yhtyma Oyj	2,909	10,414
	Kemira Oyj	32,835	434,893
	Kesko Oyj, Class A	16,793	342,025
	Kesko Oyj, Class B	47,840	1,014,401

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kojamo Oyj	4,155	$103,261
	Kone Oyj, Class B	11,103	881,675
	Konecranes Oyj	9,197	233,638
	Lassila & Tikanoja Oyj	12,008	184,433
#*	Lehto Group Oyj	1,807	2,915
	Metsa Board Oyj	34,526	270,284
	Metso Outotec Oyj	132,798	857,064
	Neles Oyj	29,515	420,914
	Neste Oyj	50,616	2,324,871
	Nokia Oyj	303,276	1,455,762
	Nokian Renkaat Oyj	17,103	408,043
*	Nordea Bank Abp	83,521	645,123
*	Nordea Bank Abp	89,208	686,989
	Oriola Oyj, Class A	2,227	5,292
	Oriola Oyj, Class B	38,503	83,694
#*	Outokumpu Oyj	91,094	243,331
#	Ponsse Oyj	2,973	87,919
	Raisio Oyj, Class V	15,215	55,666
#	Raute Oyj, Class A	401	8,758
#	Revenio Group Oyj	4,498	148,457
	Sampo Oyj, Class A	21,786	787,439
	Sanoma Oyj	25,923	290,402
#*	Stockmann Oyj Abp, Class B	5,241	6,150
	Stora Enso Oyj, Class R	116,563	1,461,899
*	Teleste Oyj	1,197	6,006
	TietoEVRY Oyj	11,128	326,853
	Tikkurila Oyj	12,676	205,914
	Tokmanni Group Corp.	20,394	382,617
	UPM-Kymmene Oyj	78,006	2,082,267
	Uponor Oyj	18,691	313,041
	Vaisala Oyj, Class A	621	22,790
	Valmet Oyj	37,202	1,042,263
#	Wartsila Oyj Abp	18,087	151,281
	YIT Oyj	41,269	239,809
TOTAL FINLAND			22,355,974
FRANCE — (7.9%)
	ABC arbitrage	3,204	26,277
*	Accor SA	16,144	406,383
	Aeroports de Paris	2,014	189,863
	Air Liquide SA	19,718	3,243,221
*	Airbus SE	22,232	1,627,293
	Akka Technologies	4,517	94,045
	AKWEL	3,913	61,841
	Albioma SA	8,361	373,777
*	Alstom SA	18,467	1,029,039
	Altamir	3,848	70,233
*	Alten SA	6,197	485,869
#*	Amplitude Surgical SAS	1,826	4,581
*	Amundi SA	3,373	256,626
	Arkema SA	21,109	2,196,078
	Assystem SA	1,573	39,537
*	Atos SE	20,684	1,768,671
	Aubay	1,711	67,049
#	AXA SA	76,328	1,531,421
*	Axway Software SA	1,727	40,118
*	Bastide le Confort Medical	789	35,624
	Beneteau SA	9,994	72,149
	Bigben Interactive	3,072	50,417

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	BNP Paribas SA	39,946	$1,611,572
	Boiron SA	1,900	74,642
#	Bollore SA	140,211	470,457
	Bonduelle SCA	4,816	115,028
#*	Bourbon Corp.	3,477	0
*	Bouygues SA	43,930	1,551,896
*	Bureau Veritas SA	32,581	716,775
	Burelle SA	30	17,441
	Capgemini SE	12,370	1,604,319
	Carrefour SA	83,409	1,325,613
#*	Casino Guichard Perrachon SA	9,663	267,849
*	Cegedim SA	1,561	50,267
#*	CGG SA	161,860	138,547
#	Chargeurs SA	4,080	68,109
*	Cie de Saint-Gobain	52,183	1,930,512
	Cie des Alpes	2,635	46,444
	Cie Generale des Etablissements Michelin SCA	33,532	3,472,778
	Cie Plastic Omnium SA	15,525	312,468
*	CNP Assurances	12,837	155,917
*	Coface SA	26,139	207,307
*	Credit Agricole SA	94,683	911,395
	Danone SA	27,186	1,819,648
	Dassault Systemes SE	1,001	182,276
	Derichebourg SA	26,450	76,476
	Devoteam SA	1,357	155,808
	Edenred	24,983	1,239,263
*	Eiffage SA	24,726	2,160,877
	Electricite de France SA	78,725	797,214
	Electricite de Strasbourg SA	112	14,424
	Elior Group SA	28,156	155,935
*	Elis SA	53,902	654,904
*	Engie SA	78,813	1,049,881
#*	Eramet	2,714	73,911
#*	Erytech Pharma SA	2,355	17,316
*	EssilorLuxottica SA	7,122	948,615
*	Esso SA Francaise	718	10,891
	Etablissements Maurel et Prom SA	7,575	14,992
#*	Europcar Mobility Group	35,933	55,824
	Eutelsat Communications SA	53,695	542,999
*	Exel Industries, Class A	266	11,250
*	Faurecia SE	20,433	789,076
*	Fleury Michon SA	175	5,007
*	Fnac Darty SA	4,763	186,478
	Fnac Darty SA	903	35,819
	Gaztransport Et Technigaz SA	3,911	363,648
*	Getlink SE	40,618	611,116
*	GL Events	2,690	34,832
*	Groupe Crit	826	45,971
	Groupe Gorge	802	11,345
*	Groupe Open	976	17,274
	Guerbet	2,118	74,921
	Haulotte Group SA	2,041	10,888
*	HERIGE SADCS	200	5,408
	Hermes International	940	762,095
*	HEXAOM	901	33,853
*	ID Logistics Group	479	104,616
#	Iliad SA	10,199	1,994,634
	Imerys SA	8,616	319,229
*	Ingenico Group SA	8,340	1,349,691

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	4,120	$395,118
	IPSOS	10,845	287,841
	Jacquet Metal Service SA	3,858	48,722
*	JCDecaux SA	18,864	319,090
	Kaufman & Broad SA	7,894	340,816
	Kering SA	2,248	1,273,910
*	Korian SA	13,870	568,568
#*	Lagardere SCA	28,664	436,079
*	Le Belier	1,008	44,900
	Lectra	6,791	143,347
	Legrand SA	17,950	1,388,581
	Linedata Services	1,500	41,941
*	LISI	5,674	127,562
	LNA Sante SA	1,112	67,096
	L'Oreal SA	1,876	629,638
	LVMH Moet Hennessy Louis Vuitton SE	13,701	5,957,785
*	Maisons du Monde SA	5,716	87,522
*	Manitou BF SA	2,548	47,062
	Manutan International	278	17,692
*	Mersen SA	4,927	132,918
*	METabolic EXplorer SA	7,040	15,091
*	Metropole Television SA	10,154	122,630
*	Natixis SA	83,047	203,132
*	Nexans SA	6,931	361,242
	Nexity SA	11,171	380,448
*	Nicox	1,341	5,836
	NRJ Group	4,221	30,423
*	Oeneo SA	6,216	83,084
*	OL Groupe SA	4,903	12,477
#*	Onxeo SA	7,633	5,911
	Orange SA	218,502	2,561,036
*	Orpea	7,826	998,416
*	Peugeot SA	147,891	2,377,306
*	Pierre & Vacances SA	743	11,860
#*	Plastivaloire	2,229	9,422
#	Publicis Groupe SA	51,273	1,639,508
	Quadient	10,786	159,466
*	Rallye SA	5,260	36,054
*	Recylex SA	3,158	6,874
*	Renault SA	6,123	145,515
*	Rexel SA	65,149	773,231
	Robertet SA	199	216,885
*	Rothschild & Co.	5,200	132,665
	Rubis SCA	13,553	639,324
*	Safran SA	13,247	1,408,841
	Samse SA	48	7,061
*	Savencia SA	1,061	61,118
*	SCOR SE	40,801	1,050,094
	SEB SA	4,923	812,895
	Seche Environnement SA	1,053	40,021
	SES SA	82,028	580,237
	Societe BIC SA	6,130	363,156
*	Societe Generale SA	63,550	978,372
	Societe Marseillaise du Tunnel Prado-Carenage SA	467	9,815
	Societe pour l'Informatique Industrielle	1,640	36,544
	Sodexo SA	11,939	823,960
*	SOITEC	3,223	381,998
#*	Solocal Group	94,864	10,714
	Somfy SA	1,802	217,280

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Sopra Steria Group	3,729	$556,904
	SPIE SA	27,246	443,514
#*	SRP Groupe SA	5,380	4,217
*	Stef SA	1,222	93,746
	STMicroelectronics NV	101,509	2,852,114
#	STMicroelectronics NV	3,197	89,324
#	Suez SA	37,066	488,855
*	Sword Group	1,865	70,626
	Synergie SA	2,431	57,260
*	Tarkett SA	11,085	138,263
	Teleperformance	9,363	2,740,225
*	Television Francaise 1	14,992	86,002
	Thermador Groupe	1,400	93,715
	Total Gabon	250	34,576
	Total SE	240,989	9,119,915
	Trigano SA	1,798	205,216
*	Ubisoft Entertainment SA	13,221	1,104,250
	Union Financiere de France BQE SA	1,264	23,115
	Valeo SA	45,376	1,164,456
#*	Vallourec SA	1,373	45,745
	Veolia Environnement SA	20,894	478,631
	Vetoquinol SA	532	42,907
	Vicat SA	5,467	180,117
	Vilmorin & Cie SA	1,927	113,194
	Vinci SA	41,184	3,544,504
*	Virbac SA	860	187,756
	Vivendi SA	19,449	516,107
#*	Worldline SA	2,377	204,492
TOTAL FRANCE			100,203,729
GERMANY — (6.5%)
	1&1 Drillisch AG	11,388	301,603
	7C Solarparken AG	9,453	39,438
*	Aareal Bank AG	13,417	245,504
*	Adidas AG	6,785	1,871,149
#*	ADO Properties SA	10,942	308,157
*	ADVA Optical Networking SE	14,838	123,672
	All for One Group SE	614	31,450
*	Allgeier SE	901	46,293
	Allianz SE	15,240	3,161,908
*	Amadeus Fire AG	1,150	132,892
*	Aroundtown SA	126,965	764,531
#	Atoss Software AG	486	58,912
	Aurubis AG	9,731	648,990
	BASF SE	33,726	1,860,531
	Basler AG	411	28,562
*	Bauer AG	2,614	28,704
	Bayerische Motoren Werke AG	36,617	2,341,674
	BayWa AG	3,443	108,102
	Bechtle AG	5,456	1,061,860
	Beiersdorf AG	1,922	229,497
	Bertrandt AG	1,821	67,843
*	Bijou Brigitte AG	834	25,194
	Bilfinger SE	8,032	140,266
	Borussia Dortmund GmbH & Co. KGaA	13,186	86,883
	Brenntag AG	27,483	1,696,058
	CANCOM SE	7,158	430,486
*	Carl Zeiss Meditec AG	2,272	237,785
*	CECONOMY AG	33,172	118,220

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	CENIT AG	419	$4,823
*	Centrotec SE	947	15,715
	Cewe Stiftung & Co. KGAA	2,318	260,783
*	comdirect bank AG	2,668	43,200
*	Commerzbank AG	261,387	1,343,307
	CompuGroup Medical SE & Co. KgaA	4,659	406,666
	Continental AG	15,938	1,539,591
*	Corestate Capital Holding SA	3,697	78,805
	Covestro AG	27,077	1,050,788
	CropEnergies AG	9,615	103,199
*	CTS Eventim AG & Co. KGaA	11,889	471,940
	Daimler AG	79,755	3,487,209
#*	Delivery Hero SE	1,082	124,204
*	Deutsche Bank AG	190,769	1,701,659
	Deutsche Beteiligungs AG	2,919	108,653
#	Deutsche Boerse AG	11,706	2,129,834
*	Deutsche EuroShop AG	3,175	47,068
#*	Deutsche Lufthansa AG	29,710	260,660
*	Deutsche Pfandbriefbank AG	35,125	222,518
*	Deutsche Post AG	50,136	2,035,029
	Deutsche Telekom AG	259,943	4,339,683
	Deutsche Wohnen SE	16,729	813,969
*	Deutz AG	10,004	50,125
	DIC Asset AG	8,141	105,325
	DMG Mori AG	3,412	162,434
	Dr Hoenle AG	981	52,919
*	Draegerwerk AG & Co. KGaA	801	62,899
#	Duerr AG	16,230	444,600
	E.ON SE	33,641	394,946
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	255,194
*	EDAG Engineering Group AG	3,367	24,008
	Elmos Semiconductor SE	1,788	43,824
#*	ElringKlinger AG	5,449	33,039
	Energiekontor AG	2,205	67,428
	Evonik Industries AG	27,076	731,491
#*	Ferratum Oyj	573	2,255
*	Fielmann AG	4,381	319,195
	First Sensor AG	731	34,009
	FORTEC Elektronik AG	65	1,294
*	Francotyp-Postalia Holding AG, Class A	2,956	10,646
#*	Fraport AG Frankfurt Airport Services Worldwide	7,592	296,785
	Freenet AG	45,068	769,242
*	Fresenius Medical Care AG & Co. KGaA	28,784	2,535,930
	Fuchs Petrolub SE	5,434	185,057
	GEA Group AG	16,227	585,723
	Gerresheimer AG	9,780	1,125,080
	Gesco AG	2,374	42,910
	GFT Technologies SE	5,152	63,897
	Grand City Properties SA	19,175	456,488
*	H&R GmbH & Co. KGaA	3,109	20,803
	Hamburger Hafen und Logistik AG	10,573	182,608
	Hannover Rueck SE	3,404	575,856
#	Hapag-Lloyd AG	5,475	301,444
	HeidelbergCement AG	14,197	787,868
*	Heidelberger Druckmaschinen AG	78,275	65,575
	Hella GmbH & Co KGaA	12,571	549,065
*	HelloFresh SE	4,334	235,257
	Henkel AG & Co. KGaA	2,096	182,124
*	Highlight Communications AG	1,578	6,633

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hochtief AG	2,264	$184,855
	Hornbach Baumarkt AG	2,192	80,561
	Hornbach Holding AG & Co. KGaA	2,702	260,003
	Hugo Boss AG	13,109	357,090
*	Hypoport SE	472	221,438
*	Indus Holding AG	5,552	189,645
	Infineon Technologies AG	83,750	2,135,238
	Jenoptik AG	7,124	178,525
#	K+S AG	53,489	354,805
	KION Group AG	18,471	1,411,664
*	Kloeckner & Co. SE	17,115	108,068
	Knorr-Bremse AG	2,608	305,155
*	Koenig & Bauer AG	3,583	78,199
	Krones AG	1,826	110,940
	KSB SE & Co. KGaA	11	3,376
	KWS Saat SE & Co., KGaA	1,695	131,329
*	Lanxess AG	21,679	1,124,396
*	LEG Immobilien AG	7,693	1,072,685
*	Leifheit AG	993	31,608
#*	Leoni AG	9,337	76,678
	LPKF Laser & Electronics AG	1,872	48,458
#*	Manz AG	577	14,271
	METRO AG	60,356	550,651
	MLP SE	16,050	98,523
*	MTU Aero Engines AG	6,538	1,133,606
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,493	1,190,975
	Nemetschek SE	10,653	780,928
	New Work SE	503	165,574
	Nexus AG	544	27,115
*	Nordex SE	10,527	108,979
	Norma Group SE	12,279	341,545
*	OHB SE	1,146	54,642
	Patrizia AG	7,619	208,844
	Pfeiffer Vacuum Technology AG	441	88,457
	PNE AG	20,038	118,577
*	Progress-Werk Oberkirch AG	549	10,825
*	ProSiebenSat.1 Media SE	42,290	438,956
	PSI Software AG	1,210	30,159
*	Puma SE	10,480	815,741
*	Puma SE	1,130	87,639
	QSC AG	38,579	59,214
*	R Stahl AG	287	6,748
	Rational AG	420	249,461
*	Rocket Internet SE	16,691	362,189
#*	RTL Group SA	8,129	268,215
	RWE AG	51,318	1,934,400
*	SAF-Holland SE	15,350	103,818
*	Salzgitter AG	9,848	133,704
	SAP SE, Sponsored ADR	2,290	364,614
	SAP SE	22,774	3,594,952
*	Schaltbau Holding AG	438	13,762
#	Scout24 AG	7,183	617,433
	Secunet Security Networks AG	211	49,899
*	SGL Carbon SE	6,998	25,831
	Siltronic AG	3,715	338,919
*	Sixt SE	1,991	147,317
*	SMA Solar Technology AG	840	24,599
*	SMT Scharf AG	570	5,375
	Softing AG	978	5,892

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Software AG	8,736	$406,104
	Stabilus SA	6,518	328,082
#	Stroeer SE & Co. KGaA	7,447	509,924
	Suedzucker AG	20,485	341,902
*	SUESS MicroTec SE	2,792	40,543
	Surteco Group SE	1,977	49,358
	Symrise AG	8,978	1,122,346
	TAG Immobilien AG	20,451	537,746
*	Takkt AG	9,442	116,281
*	Talanx AG	9,209	335,240
*	Technotrans SE	2,825	49,386
*	Tele Columbus AG	4,512	18,613
	Telefonica Deutschland Holding AG	215,475	587,936
#*	Thyssenkrupp AG	19,380	150,639
	Traffic Systems SE	757	28,728
	Uniper SE	19,296	666,158
	United Internet AG	32,890	1,492,446
	VERBIO Vereinigte BioEnergie AG	6,536	81,338
#*	Volkswagen AG	3,803	592,098
	Vonovia SE	21,306	1,377,131
*	Vossloh AG	2,156	97,374
*	Wacker Chemie AG	4,737	429,767
*	Wacker Neuson SE	7,576	134,462
*	Washtec AG	2,225	91,795
	Wuestenrot & Wuerttembergische AG	6,502	109,520
*	Zalando SE	4,302	310,562
TOTAL GERMANY			81,591,987
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	38,000	26,202
	AIA Group, Ltd.	562,400	5,071,126
	Allied Properties HK, Ltd.	342,000	84,323
	APAC Resources, Ltd.	20,000	2,453
#*	Applied Development Holdings, Ltd.	235,000	4,231
	Asia Financial Holdings, Ltd.	40,000	18,720
	Asia Standard International Group, Ltd.	156,000	17,927
	Asiasec Properties, Ltd.	62,000	9,511
	ASM Pacific Technology, Ltd.	88,900	1,003,438
	Bank of East Asia, Ltd. (The)	192,053	437,399
	BOC Aviation, Ltd.	60,000	347,307
	BOC Hong Kong Holdings, Ltd.	262,500	731,865
	BOCOM International Holdings Co., Ltd.	130,000	16,956
#	Bright Smart Securities & Commodities Group, Ltd.	132,000	32,744
*	Brightoil Petroleum Holdings, Ltd.	444,000	16,115
*	Burwill Holdings, Ltd.	1,052,000	1,805
	Cafe de Coral Holdings, Ltd.	124,000	248,515
#*	Camsing International Holding, Ltd.	28,000	786
#	Cathay Pacific Airways, Ltd.	291,000	196,483
	Century City International Holdings, Ltd.	420,000	22,765
	CGN Mining Co., Ltd.	245,000	10,286
	Chevalier International Holdings, Ltd.	12,000	14,997
*	China Best Group Holding, Ltd.	290,000	4,278
*	China Energy Development Holdings, Ltd.	1,680,000	32,726
	China Motor Bus Co., Ltd.	1,400	16,731
	China New Higher Education Group, Ltd.	53,000	36,805
	China Star Entertainment, Ltd.	180,000	37,828
*	China Strategic Holdings, Ltd.	2,830,000	21,561
	Chinese Estates Holdings, Ltd.	121,000	79,966
	Chong Hing Bank, Ltd.	21,000	24,195

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Chow Sang Sang Holdings International, Ltd.	104,000	$110,863
	Chow Tai Fook Jewellery Group, Ltd.	151,000	162,745
	Chuang's China Investments, Ltd.	190,000	8,834
	Chuang's Consortium International, Ltd.	200,000	25,277
	CK Asset Holdings, Ltd.	198,308	1,101,139
	CK Infrastructure Holdings, Ltd.	33,500	174,689
#	CK Life Sciences Intl Holdings, Inc.	264,000	34,794
	CLP Holdings, Ltd.	68,000	642,987
	CNQC International Holdings, Ltd.	147,500	11,820
	CNT Group, Ltd.	128,000	6,204
	Convenience Retail Asia, Ltd.	54,000	25,768
#*	Convoy Global Holdings, Ltd.	576,000	2,326
	Cowell e Holdings, Inc.	141,000	61,194
	Cross-Harbour Holdings, Ltd. (The)	37,939	52,886
	CSI Properties, Ltd.	1,190,000	36,539
*	CST Group, Ltd.	4,280,000	14,301
	Dah Sing Banking Group, Ltd.	131,328	118,731
	Dah Sing Financial Holdings, Ltd.	38,120	105,343
	Dickson Concepts International, Ltd.	43,500	25,849
	Eagle Nice International Holdings, Ltd.	74,000	25,974
*	Emperor Capital Group, Ltd.	888,000	18,486
	Emperor Watch & Jewellery, Ltd.	810,000	12,147
#*	ENM Holdings, Ltd.	156,000	14,296
*	Esprit Holdings, Ltd.	499,500	59,381
*	Eternity Investment, Ltd.	710,000	12,886
	Fairwood Holdings, Ltd.	16,500	35,352
	Far East Consortium International, Ltd.	384,829	114,215
*	Far East Holdings International, Ltd.	138,000	2,600
#*	FIH Mobile, Ltd.	830,000	92,040
	First Pacific Co., Ltd.	622,000	129,860
*	First Shanghai Investments, Ltd.	128,000	6,367
	Fountain SET Holdings, Ltd.	164,000	19,042
*	Freeman Fintech Corp, Ltd.	312,000	2,717
	Get Nice Financial Group, Ltd.	101,500	8,905
	Get Nice Holdings, Ltd.	1,580,000	34,469
	Giordano International, Ltd.	382,000	56,253
	Glorious Sun Enterprises, Ltd.	80,000	8,670
#*	Gold-Finance Holdings, Ltd.	38,000	66
*	Good Resources Holdings, Ltd.	410,000	4,763
*	Goodbaby International Holdings, Ltd.	231,000	38,460
	Great Eagle Holdings, Ltd.	56,597	128,124
*	G-Resources Group, Ltd.	6,825,600	43,141
	Guoco Group, Ltd.	3,000	40,865
#	Guotai Junan International Holdings, Ltd.	974,000	138,444
#	Haitong International Securities Group, Ltd.	731,956	197,664
	Hang Lung Group, Ltd.	147,000	355,740
	Hang Lung Properties, Ltd.	149,000	365,551
	Hang Seng Bank, Ltd.	54,400	855,959
	Hanison Construction Holdings, Ltd.	26,565	3,496
*	Hao Tian Development Group, Ltd.	245,000	9,473
	Henderson Land Development Co., Ltd.	107,249	401,383
	HK Electric Investments & HK Electric Investments, Ltd.	124,500	128,844
	HKBN, Ltd.	110,500	204,126
	HKT Trust & HKT, Ltd.	580,000	854,623
	Hon Kwok Land Investment Co., Ltd.	38,000	12,750
	Hong Kong & China Gas Co., Ltd.	215,437	308,685
	Hong Kong Exchanges & Clearing, Ltd.	45,540	2,168,302
	Hong Kong Ferry Holdings Co., Ltd.	22,000	16,456
*	Hong Kong Finance Investment Holding Group, Ltd.	216,000	18,391

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hongkong & Shanghai Hotels, Ltd. (The)	119,511	$97,987
	Hongkong Chinese, Ltd.	136,000	11,857
	Hung Hing Printing Group, Ltd.	86,000	10,763
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	340,000	55,704
	Hypebeast, Ltd.	200,000	17,852
	Hysan Development Co., Ltd.	81,000	223,776
#*	I-CABLE Communications, Ltd.	63,112	504
*	Imagi International Holdings, Ltd.	31,500	3,272
	International Housewares Retail Co., Ltd.	59,000	16,827
	IT, Ltd.	176,000	22,727
	ITC Properties Group, Ltd.	117,143	13,138
	Jacobson Pharma Corp., Ltd.	72,000	10,418
	Johnson Electric Holdings, Ltd.	100,875	185,651
*	Kader Holdings Co., Ltd.	102,000	8,308
	Karrie International Holdings, Ltd.	110,000	15,768
	Kerry Logistics Network, Ltd.	122,500	200,791
	Kerry Properties, Ltd.	113,000	268,895
	Kingmaker Footwear Holdings, Ltd.	42,000	3,414
	Kingston Financial Group, Ltd.	644,000	59,075
	Kowloon Development Co., Ltd.	101,000	107,610
	Kwoon Chung Bus Holdings, Ltd.	22,000	6,189
	Lai Sun Development Co., Ltd.	55,120	58,971
	Landsea Green Properties Co., Ltd.	264,000	22,487
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	229,000	28,131
*	Lerthai Group, Ltd.	20,000	10,577
	Lifestyle International Holdings, Ltd.	104,000	84,342
	Liu Chong Hing Investment, Ltd.	46,000	38,998
	L'Occitane International SA	108,500	182,494
	Luk Fook Holdings International, Ltd.	97,000	208,073
	Lung Kee Bermuda Holdings	24,000	6,504
	Magnificent Hotel Investment, Ltd.	102,000	1,355
	Man Wah Holdings, Ltd.	494,400	561,525
	Mason Group Holdings, Ltd.	3,999,598	21,195
	Master Glory Group, Ltd.	163,500	1,029
*	Midland Holdings, Ltd.	65,125	6,137
	Ming Fai International Holdings, Ltd.	64,000	5,450
	Miramar Hotel & Investment	47,000	75,452
	Modern Dental Group, Ltd.	72,000	12,279
	MTR Corp., Ltd.	34,420	171,055
	Nameson Holdings, Ltd.	206,000	9,569
	New World Development Co., Ltd.	201,270	982,755
*	NewOcean Energy Holdings, Ltd.	238,000	21,830
	OP Financial, Ltd.	108,000	14,785
	Oriental Watch Holdings	118,000	29,835
	Oshidori International Holdings, Ltd.	1,002,000	125,526
	Pacific Basin Shipping, Ltd.	1,279,000	157,043
	Pacific Textiles Holdings, Ltd.	300,000	140,215
	Paliburg Holdings, Ltd.	58,000	13,687
*	PC Partner Group, Ltd.	60,000	11,937
	PCCW, Ltd.	1,150,000	648,316
	Perfect Shape Medical, Ltd.	88,000	34,008
	Pico Far East Holdings, Ltd.	162,000	21,324
	Playmates Holdings, Ltd.	140,000	15,356
*	Playmates Toys, Ltd.	212,000	6,704
	Polytec Asset Holdings, Ltd.	263,500	24,506
	Power Assets Holdings, Ltd.	59,500	331,359
*	Prada SpA	68,400	264,043
	Public Financial Holdings, Ltd.	104,000	25,521

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	PYI Corp., Ltd.	568,000	$5,128
	Regal Hotels International Holdings, Ltd.	76,000	27,959
	Regina Miracle International Holdings, Ltd.	87,000	25,029
	Sa Sa International Holdings, Ltd.	389,388	56,379
	SAS Dragon Holdings, Ltd.	64,000	19,488
	SEA Holdings, Ltd.	47,706	37,324
	Shangri-La Asia, Ltd.	256,000	185,230
	Shenwan Hongyuan HK, Ltd.	67,500	9,234
	Shun Ho Property Investments, Ltd.	1,683	385
	Shun Tak Holdings, Ltd.	394,000	141,946
	Sing Tao News Corp., Ltd.	118,000	23,132
	Singamas Container Holdings, Ltd.	386,000	17,926
	Sino Land Co., Ltd.	246,188	298,303
	Sitoy Group Holdings, Ltd.	46,000	2,198
	SmarTone Telecommunications Holdings, Ltd.	151,500	79,120
*	SOCAM Development, Ltd.	22,875	4,550
	Soundwill Holdings, Ltd.	25,500	22,389
	Stella International Holdings, Ltd.	99,000	96,284
	Sun Hung Kai & Co., Ltd.	139,000	53,669
	Sun Hung Kai Properties, Ltd.	54,696	665,201
	SUNeVision Holdings, Ltd.	106,000	79,235
	Swire Pacific, Ltd., Class A	50,000	246,208
	Swire Pacific, Ltd., Class B	95,000	84,140
	Swire Properties, Ltd.	51,200	118,323
	TAI Cheung Holdings, Ltd.	82,000	51,866
	Tao Heung Holdings, Ltd.	46,000	5,226
	Techtronic Industries Co., Ltd.	109,000	1,140,035
	Television Broadcasts, Ltd.	73,300	85,429
	Texwinca Holdings, Ltd.	224,000	31,805
#*	TOM Group, Ltd.	124,000	22,012
#*	Town Health International Medical Group, Ltd.	210,998	3,512
	Tradelink Electronic Commerce, Ltd.	164,000	18,841
	Transport International Holdings, Ltd.	56,513	105,163
	Union Medical Healthcare, Ltd.	35,000	18,523
	United Laboratories International Holdings, Ltd. (The)	176,000	164,268
	Value Partners Group, Ltd.	50,000	25,193
	Valuetronics Holdings, Ltd.	117,650	48,942
	Vedan International Holdings, Ltd.	124,000	12,959
#	Vitasoy International Holdings, Ltd.	124,000	471,396
	VPower Group International Holdings, Ltd.	19,000	7,580
	VSTECS Holdings, Ltd.	196,000	115,211
	VTech Holdings, Ltd.	59,200	321,172
	Wai Kee Holdings, Ltd.	56,000	27,424
	Wang On Group, Ltd.	3,440,000	31,071
	WH Group, Ltd.	1,299,500	1,156,759
	Wharf Holdings, Ltd. (The)	211,000	358,473
	Wharf Real Estate Investment Co., Ltd.	103,000	364,296
	Wing On Co. International, Ltd.	9,000	20,442
	Wing Tai Properties, Ltd.	62,000	33,873
	Wonderful Sky Financial Group Holdings, Ltd.	46,000	4,229
*	Xingye Alloy Materials Group, Ltd.	95,000	13,002
	Xinyi Glass Holdings, Ltd.	514,000	754,115
	YT Realty Group, Ltd.	38,309	10,858
	Yue Yuen Industrial Holdings, Ltd.	187,000	296,796
*	Zhaobangji Properties Holdings, Ltd.	176,000	25,436
TOTAL HONG KONG			32,000,885
IRELAND — (1.0%)
*	AIB Group P.L.C.	91,119	114,274

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Bank of Ireland Group P.L.C.	138,912	$288,602
	Cairn Homes P.L.C	176,369	176,496
	CRH P.L.C., Sponsored ADR	137,662	5,009,520
*	Datalex P.L.C.	13,426	3,954
*	FBD Holdings P.L.C.	5,285	41,385
	Glanbia P.L.C.	30,744	373,232
	Greencore Group P.L.C.	90,910	151,628
	Irish Continental Group P.L.C.	65,808	257,079
	Kerry Group P.L.C., Class A	6,529	864,743
	Kingspan Group P.L.C.	36,564	2,623,100
*	Permanent TSB Group Holdings P.L.C.	13,273	7,610
	Smurfit Kappa Group P.L.C.	63,274	2,137,593
TOTAL IRELAND			12,049,216
ISRAEL — (0.8%)
#	Adgar Investment and Development, Ltd.	6,846	7,362
*	AFI Properties, Ltd.	2,148	48,429
	Africa Israel Residences, Ltd.	740	21,834
*	Airport City, Ltd.	11,254	129,227
#	Alony Hetz Properties & Investments, Ltd.	18,392	200,612
	Alrov Properties and Lodgings, Ltd.	1,668	38,996
	Amot Investments, Ltd.	16,980	82,697
	Arad, Ltd.	1,741	25,407
*	Arko Holdings, Ltd.	57,061	29,840
	Ashtrom Group, Ltd.	4,557	53,880
	Ashtrom Properties, Ltd.	4,209	15,776
	Atreyu Capital Markets, Ltd.	1,315	21,501
*	Avgol Industries 1953, Ltd.	23,344	28,964
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	38,875
	Azrieli Group, Ltd.	784	38,132
	Bank Hapoalim BM	110,720	668,078
	Bank Leumi Le-Israel BM	174,840	886,331
	Bayside Land Corp.	149	91,591
*	Bet Shemesh Engines Holdings 1997, Ltd.	331	5,773
*	Bezeq The Israeli Telecommunication Corp., Ltd.	182,440	182,042
	Big Shopping Centers, Ltd.	833	59,651
	Blue Square Real Estate, Ltd.	814	30,664
*	Brack Capital Properties NV	439	31,112
	Camtek, Ltd.	1,544	23,436
	Carasso Motors, Ltd.	2,525	7,283
*	Cellcom Israel, Ltd.	11,947	46,838
	Cellcom Israel, Ltd.	6,437	24,976
#*	Ceragon Networks, Ltd.	7,505	19,663
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	80,631
*	Compugen, Ltd.	2,478	35,137
	Danel Adir Yeoshua, Ltd.	1,077	111,466
	Delek Automotive Systems, Ltd.	9,595	45,485
	Delek Group, Ltd.	588	12,981
	Delta-Galil Industries, Ltd.	3,106	32,301
*	Dor Alon Energy in Israel 1988, Ltd.	2,111	37,414
	Duniec Brothers, Ltd.	455	12,223
*	El Al Israel Airlines	62,551	11,554
	Electra, Ltd.	371	171,665
*	Energix-Renewable Energies, Ltd.	10,003	44,987
*	Enlight Renewable Energy, Ltd.	22,935	40,346
#*	Equital, Ltd.	5,972	104,681
	First International Bank Of Israel, Ltd.	10,866	250,037
	FMS Enterprises Migun, Ltd.	330	8,274
	Formula Systems 1985, Ltd.	2,261	200,147

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Fox Wizel, Ltd.	2,984	$111,442
*	Gilat Satellite Networks, Ltd.	2,199	12,113
*	Hadera Paper, Ltd.	470	15,682
*	Hamlet Israel-Canada, Ltd.	477	7,920
	Harel Insurance Investments & Financial Services, Ltd.	34,538	229,027
*	Hilan, Ltd.	2,773	124,759
	ICL Group, Ltd.	62,038	193,647
	IDI Insurance Co., Ltd.	1,400	31,948
*	IES Holdings, Ltd.	544	22,447
	Inrom Construction Industries, Ltd.	13,747	47,354
	Isracard, Ltd.	3,986	9,216
	Israel Discount Bank, Ltd., Class A	144,689	444,861
	Israel Land Development - Urban Renewal, Ltd.	1,404	8,823
	Isras Investment Co., Ltd.	376	52,564
	Kamada Ltd.	2,600	23,036
	Kenon Holdings, Ltd.	2,757	56,825
	Kerur Holdings, Ltd.	968	29,896
*	Klil Industries, Ltd.	213	14,317
	Magic Software Enterprises, Ltd.	1,344	15,840
	Malam - Team, Ltd.	164	31,221
	Matrix IT, Ltd.	6,841	178,640
	Maytronics, Ltd.	8,431	130,009
	Mega Or Holdings, Ltd.	3,782	86,966
*	Mehadrin, Ltd.	180	6,464
	Meitav Dash Investments, Ltd.	7,248	21,064
	Melisron, Ltd.	1,602	61,170
	Menora Mivtachim Holdings, Ltd.	7,969	94,412
	Migdal Insurance & Financial Holdings, Ltd.	104,926	64,538
*	Mivne Real Estate KD, Ltd.	30,451	59,585
*	Mivtach Shamir Holdings, Ltd.	1,225	21,770
	Mizrahi Tefahot Bank, Ltd.	18,130	380,003
#*	Naphtha Israel Petroleum Corp., Ltd.	12,979	47,772
	Neto ME Holdings, Ltd.	380	15,665
*	Nice, Ltd.	653	134,117
#*	Nice, Ltd., Sponsored ADR	2,458	504,480
*	Nova Measuring Instruments, Ltd.	4,633	237,176
*	Novolog, Ltd.	24,796	22,729
	Oil Refineries, Ltd.	527,463	98,376
	One Software Technologies, Ltd.	588	44,681
	OPC Energy, Ltd.	8,059	66,129
	Palram Industries 1990, Ltd.	1,581	10,734
*	Partner Communications Co., Ltd.	34,075	140,182
*	Partner Communications Co., Ltd., ADR	1,321	5,125
	Paz Oil Co., Ltd.	2,740	217,728
*	Perion Network, Ltd.	3,683	23,090
*	Phoenix Holdings, Ltd. (The)	33,483	151,913
	Plasson Industries, Ltd.	383	14,734
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	72,809
	Scope Metals Group, Ltd.	1,610	23,754
#*	Shapir Engineering and Industry, Ltd.	29,722	219,764
	Shikun & Binui, Ltd.	61,820	281,831
#	Shufersal, Ltd.	27,713	195,160
#	Strauss Group, Ltd.	5,149	146,986
	Summit Real Estate Holdings, Ltd.	8,694	76,032
*	Suny Cellular Communication, Ltd.	24,074	6,082
	Tadiran Holdings, Ltd.	495	27,198
*	Tower Semiconductor, Ltd.	14,875	319,812
*	Tower Semiconductor, Ltd.	5,566	123,637
	Union Bank of Israel	2,641	13,347

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Victory Supermarket Chain, Ltd.	1,493	$36,245
	YH Dimri Construction & Development, Ltd.	1,190	33,591
TOTAL ISRAEL			9,956,737
ITALY — (3.0%)
	A2A SpA	338,403	486,234
	ACEA SpA	15,647	320,246
#*	Aeffe SpA	5,749	6,006
*	Amplifon SpA	24,370	834,280
	Anima Holding SpA	55,509	250,441
#*	Aquafil SpA	2,441	10,060
*	Arnoldo Mondadori Editore SpA	26,239	32,954
	Assicurazioni Generali SpA	66,235	994,564
#*	Atlantia SpA	54,644	875,453
*	Autogrill SpA	25,173	120,398
*	Avio SpA	2,121	34,362
	Azimut Holding SpA	32,545	620,027
*	B&C Speakers SpA	646	7,593
*	Banca Carige SpA	40,876	13
*	Banca Farmafactoring SpA	14,238	80,832
*	Banca Generali SpA	8,183	244,803
*	Banca IFIS SpA	5,863	60,430
#*	Banca Monte dei Paschi di Siena SpA	18,901	34,539
*	Banca Popolare di Sondrio SCPA	125,701	280,744
#*	Banca Profilo SpA	37,962	8,706
*	Banca Sistema SpA	9,819	20,124
*	Banco BPM SpA	373,202	563,989
*	Banco di Desio e della Brianza SpA	6,714	17,568
	BasicNet SpA	5,935	24,669
	Be Shaping The Future SpA	12,564	16,969
#	BF SpA	5,355	22,715
#*	Biesse SpA	2,053	29,468
#*	BPER Banca	99,206	251,832
*	Brunello Cucinelli SpA	5,789	168,623
	Buzzi Unicem SpA	3,573	46,002
	Buzzi Unicem SpA	15,525	353,221
*	Cairo Communication SpA	17,083	27,456
	Carel Industries SpA	954	18,017
	Cementir Holding NV	7,248	50,353
*	Cerved Group SpA	28,334	234,926
*	CIR SpA-Compagnie Industriali	172,644	78,362
*	CNH Industrial NV	223,650	1,519,676
*	Credito Emiliano SpA	25,960	132,834
*	Credito Valtellinese SpA	20,675	153,125
*	d'Amico International Shipping SA	34,823	3,767
	Danieli & C Officine Meccaniche SpA	10,382	83,644
	Danieli & C Officine Meccaniche SpA	3,400	44,425
	Datalogic SpA	776	10,923
*	De' Longhi SpA	9,038	282,916
	DeA Capital SpA	29,586	39,836
	DiaSorin SpA	3,572	704,579
*	Elica SpA	4,248	12,697
*	Emak SpA	12,990	12,046
	Enav SpA	18,390	75,209
	Enel SpA	462,497	4,236,716
	Eni SpA	251,305	2,238,576
	Eni SpA, Sponsored ADR	3,109	54,781
	ERG SpA	9,634	234,904
*	Esprinet SpA	9,762	48,713

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Falck Renewables SpA	29,454	$192,660
	Ferrari NV	5,231	935,397
	Ferrari NV	1,916	348,137
*	Fiat Chrysler Automobiles NV	108,658	1,104,660
#*	Fiat Chrysler Automobiles NV	83,504	847,566
#	Fiera Milano SpA	3,369	9,599
*	FinecoBank Banca Fineco SpA	90,530	1,319,725
*	FNM SpA	35,502	18,660
#*	Freni Brembo SpA	28,667	259,647
#*	Geox SpA	10,145	7,798
	Gruppo MutuiOnline SpA	3,454	81,840
*	Guala Closures SpA	2,227	16,811
	Hera SpA	161,633	621,330
#*	IMA Industria Macchine Automatiche SpA	2,658	211,718
*	IMMSI SpA	64,785	31,357
#	Infrastrutture Wireless Italiane SpA	8,237	83,117
#*	Intek Group SpA	60,280	17,393
	Interpump Group SpA	14,749	484,988
*	Intesa Sanpaolo SpA	626,477	1,276,976
	Iren SpA	97,914	247,339
	Italgas SpA	85,312	547,849
	Italmobiliare SpA	3,339	115,997
*	IVS Group SA	645	3,657
	La Doria SpA	1,769	22,491
#*	Maire Tecnimont SpA	33,875	60,751
*	MARR SpA	5,647	83,873
	Massimo Zanetti Beverage Group SpA	3,336	15,756
#*	Mediaset SpA	130,980	233,316
	Mediobanca Banca di Credito Finanziario SpA	102,622	828,782
*	Moncler SpA	23,775	919,186
	Openjobmetis SpA agenzia per il lavoro	850	5,635
#*	OVS SpA	65,769	71,837
	Piaggio & C SpA	71,436	200,324
*	Pirelli & C SpA	72,434	286,861
	Poste Italiane SpA	25,460	233,939
#*	Prima Industrie SpA	595	9,062
	Prysmian SpA	5,690	145,503
#	RAI Way SpA	18,777	123,645
	Recordati SpA	13,887	745,874
	Reno de Medici SpA	51,419	52,919
	Reply SpA	2,544	234,077
*	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	16,640
*	Sabaf SpA	1,265	16,393
	SAES Getters SpA	395	11,734
#*	Safilo Group SpA	7,495	6,144
	Saipem SpA	37,845	81,048
*	Salvatore Ferragamo SpA	9,438	127,070
*	Saras SpA	153,095	113,539
#	Servizi Italia SpA	2,903	7,929
	Sesa SpA	1,124	85,605
	Snam SpA	146,799	781,478
*	Societa Cattolica di Assicurazioni SC	46,906	284,071
#*	Sogefi SpA	12,614	13,135
	SOL SpA	5,393	68,469
	Tamburi Investment Partners SpA	11,942	78,737
*	Technogym SpA	17,901	152,386
	Telecom Italia SpA	1,877,143	761,286
	Telecom Italia SpA	1,240,179	498,529
#	Tenaris SA	6,644	39,157

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Terna Rete Elettrica Nazionale SpA	111,736	$833,858
*	Tinexta S.p.A.	3,393	58,049
*	UniCredit SpA	160,139	1,469,748
*	Unieuro SpA	2,496	25,184
*	Unione di Banche Italiane SpA	290,836	1,237,969
*	Unipol Gruppo SpA	105,754	444,299
	UnipolSai Assicurazioni SpA	74,796	192,091
#	Webuild SpA	11,659	15,053
	Zignago Vetro SpA	4,955	77,697
TOTAL ITALY			37,671,696
JAPAN — (22.9%)
	77 Bank, Ltd. (The)	12,900	173,446
	A&A Material Corp.	1,500	14,178
	A&D Co., Ltd.	7,100	42,212
	ABC-Mart, Inc.	1,400	73,760
	Abist Co., Ltd.	900	21,911
#	Access Co., Ltd.	4,500	35,035
	Achilles Corp.	3,200	55,424
	Acom Co., Ltd.	13,900	49,101
	Adastria Co., Ltd.	7,780	106,657
	ADEKA Corp.	22,600	300,170
	Ad-sol Nissin Corp.	800	18,433
	Advan Co., Ltd.	2,500	29,838
	Advance Create Co., Ltd.	700	12,575
	Advanex, Inc.	500	6,321
	Advantest Corp.	16,200	884,505
*	Adventure, Inc.	300	8,620
	Adways, Inc.	6,000	17,568
	Aeon Co., Ltd.	51,565	1,219,192
	Aeon Delight Co., Ltd.	4,200	126,922
	Aeon Fantasy Co., Ltd.	2,600	33,623
	AEON Financial Service Co., Ltd.	25,700	194,055
	Aeon Hokkaido Corp.	4,700	33,334
	Aeon Mall Co., Ltd.	12,100	144,145
#	Aeria, Inc.	2,400	9,900
	AFC-HD AMS Life Science Co., Ltd.	2,200	14,380
	AGC, Inc.	23,000	646,550
	Ahresty Corp.	4,600	13,329
	Ai Holdings Corp.	6,700	89,128
	Aica Kogyo Co., Ltd.	4,300	138,134
	Aichi Bank, Ltd. (The)	2,200	55,438
	Aichi Corp.	10,500	76,666
	Aichi Steel Corp.	2,600	62,382
	Aichi Tokei Denki Co., Ltd.	500	20,829
	Aida Engineering, Ltd.	13,100	81,999
#*	Aiful Corp.	71,800	147,081
	Ain Holdings, Inc.	5,300	337,280
	Aiphone Co., Ltd.	3,100	40,188
	Air Water, Inc.	41,100	532,887
	Airport Facilities Co., Ltd.	6,100	23,063
	Aisan Industry Co., Ltd.	10,100	42,060
	Aisin Seiki Co., Ltd.	18,218	526,159
	Aizawa Securities Co., Ltd.	9,400	60,742
	Ajis Co., Ltd.	1,100	24,442
	Akatsuki Corp.	8,400	20,585
	Akatsuki, Inc.	1,700	59,406
*	Akebono Brake Industry Co., Ltd.	28,700	41,839
	Akita Bank, Ltd. (The)	4,100	54,465

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Albis Co., Ltd.	1,400	$32,957
	Alconix Corp.	5,900	67,786
	Alfresa Holdings Corp.	10,000	204,773
	Alinco, Inc.	3,800	31,006
	Alleanza Holdings Co., Ltd.	1,700	22,187
#	Alpen Co., Ltd.	5,700	79,961
	Alpha Corp.	1,500	12,472
	Alps Alpine Co., Ltd.	48,708	614,017
	Alps Logistics Co., Ltd.	4,100	27,707
	Altech Corp.	3,630	60,600
	Amada Co., Ltd.	57,000	383,064
	Amano Corp.	8,500	161,158
	Amiyaki Tei Co., Ltd.	600	14,352
	Amuse, Inc.	600	10,597
*	ANA Holdings, Inc.	5,200	107,663
	Anabuki Kosan, Inc.	1,000	13,231
	Anest Iwata Corp.	3,400	25,611
#	Anritsu Corp.	17,200	414,739
	AOI Electronics Co., Ltd.	900	17,475
#	AOI TYO Holdings, Inc.	8,066	28,193
	AOKI Holdings, Inc.	9,700	49,915
	Aomori Bank, Ltd. (The)	4,600	89,967
	Aoyama Trading Co., Ltd.	12,200	65,582
	Aoyama Zaisan Networks Co., Ltd.	1,800	26,094
	Aozora Bank, Ltd.	20,500	327,935
	Apaman Co., Ltd.	3,300	16,209
	Arakawa Chemical Industries, Ltd.	4,300	45,855
	Arata Corp.	2,600	123,318
	Araya Industrial Co., Ltd.	800	8,691
	Arcland Sakamoto Co., Ltd.	9,600	177,920
	Arcland Service Holdings Co., Ltd.	2,200	37,129
	Arcs Co., Ltd.	10,300	238,979
#	Arealink Co., Ltd.	1,900	16,227
	Argo Graphics, Inc.	1,900	57,979
	Ariake Japan Co., Ltd.	800	49,712
	Arisawa Manufacturing Co., Ltd.	7,900	59,419
#*	Arrk Corp.	1,300	1,259
	Artnature, Inc.	5,000	26,867
	ArtSpark Holdings, Inc.	1,700	12,164
	As One Corp.	600	63,996
	Asahi Broadcasting Group Holdings Corp.	1,500	10,134
	Asahi Co., Ltd.	3,500	53,781
	Asahi Diamond Industrial Co., Ltd.	13,100	55,242
	Asahi Holdings, Inc.	10,600	369,316
#	Asahi Intecc Co., Ltd.	14,400	401,777
	Asahi Kogyosha Co., Ltd.	1,076	29,612
	Asahi Net, Inc.	3,500	35,835
	Asahi Printing Co., Ltd.	1,200	9,937
	Asahi Yukizai Corp.	3,400	42,183
	Asanuma Corp.	1,700	62,374
	Asax Co., Ltd.	2,400	14,878
	Ashimori Industry Co., Ltd.	1,100	9,218
	Asia Pile Holdings Corp.	6,300	26,806
	Asics Corp.	24,100	268,867
	ASKUL Corp.	3,500	106,054
	Asti Corp.	600	6,774
	Asukanet Co., Ltd.	1,300	16,994
	Ateam, Inc.	1,900	15,114
	Atsugi Co., Ltd.	5,100	25,641

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Aucnet, Inc.	1,600	$17,268
	Autobacs Seven Co., Ltd.	16,300	189,915
	Avant Corp.	4,800	45,106
	Avantia Co., Ltd.	2,500	20,461
	Avex, Inc.	10,900	87,394
	Awa Bank, Ltd. (The)	8,600	184,237
	Axell Corp.	1,700	12,165
	Axial Retailing, Inc.	3,400	143,725
	Azbil Corp.	5,300	176,679
	Bandai Namco Holdings, Inc.	11,400	629,534
	Bando Chemical Industries, Ltd.	9,300	53,320
	Bank of Iwate, Ltd. (The)	4,200	97,087
	Bank of Kochi, Ltd. (The)	1,900	11,750
	Bank of Kyoto, Ltd. (The)	9,299	341,164
	Bank of Nagoya, Ltd. (The)	3,399	70,870
	Bank of Okinawa, Ltd. (The)	6,380	175,857
	Bank of Saga, Ltd. (The)	4,700	51,668
	Bank of the Ryukyus, Ltd.	11,900	98,649
	Bank of Toyama, Ltd. (The)	1,000	21,303
	Baroque Japan, Ltd.	3,800	20,896
	BayCurrent Consulting, Inc.	4,600	557,200
*	Beaglee, Inc.	1,200	24,644
	Beenos, Inc.	1,400	15,575
	Belc Co., Ltd.	2,500	180,094
	Bell System24 Holdings, Inc.	8,100	131,933
	Belluna Co., Ltd.	15,900	113,688
	Benefit One, Inc.	6,800	149,140
	Benesse Holdings, Inc.	10,400	271,233
	BeNEXT Group, Inc.	9,100	85,478
*	Bengo4.com, Inc.	700	61,730
	Bic Camera, Inc.	14,800	149,132
	Biofermin Pharmaceutical Co., Ltd.	700	15,345
	BML, Inc.	4,100	102,103
	Bookoff Group Holdings, Ltd.	3,100	22,101
	Bourbon Corp.	2,500	46,178
	BP Castrol K.K.	2,100	20,874
	Br Holdings Corp.	2,800	15,951
#*	BrainPad, Inc.	800	29,638
	Bridgestone Corp.	50,700	1,493,396
	Broadleaf Co., Ltd.	18,600	99,005
	BRONCO BILLY Co., Ltd.	2,100	38,399
	Brother Industries, Ltd.	26,000	404,669
	Bull-Dog Sauce Co., Ltd.	2,700	29,251
	Bunka Shutter Co., Ltd.	13,200	86,778
	Business Brain Showa-Ota, Inc.	1,000	12,240
	C Uyemura & Co., Ltd.	600	35,298
	CAC Holdings Corp.	3,200	35,163
	Calbee, Inc.	6,000	190,664
	Can Do Co., Ltd.	1,300	28,812
	Canare Electric Co., Ltd.	1,700	24,466
	Canon Electronics, Inc.	6,700	92,903
	Canon Marketing Japan, Inc.	8,600	162,255
	Canon, Inc.	37,800	608,297
	Capcom Co., Ltd.	14,200	558,071
	Career Design Center Co., Ltd.	1,500	10,660
	Carlit Holdings Co., Ltd.	5,200	22,539
	Casio Computer Co., Ltd.	15,800	252,522
	Cawachi, Ltd.	3,900	117,237
	Central Automotive Products, Ltd.	1,900	38,278

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Glass Co., Ltd.	9,100	$164,631
	Central Japan Railway Co.	3,500	424,583
	Central Security Patrols Co., Ltd.	1,800	55,461
	Central Sports Co., Ltd.	1,400	26,546
*	Change, Inc.	1,500	127,611
	Charm Care Corp. KK	3,000	20,563
	Chiba Bank, Ltd. (The)	44,700	204,808
	Chiba Kogyo Bank, Ltd. (The)	12,300	24,768
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,800	70,880
	CHIMNEY Co., Ltd.	500	5,198
	Chino Corp.	1,400	17,855
	Chiyoda Co., Ltd.	4,500	43,004
	Chiyoda Integre Co., Ltd.	2,800	44,951
	Chofu Seisakusho Co., Ltd.	5,500	112,900
	Chori Co., Ltd.	2,600	34,781
	Chubu Electric Power Co., Inc.	16,800	199,770
	Chubu Shiryo Co., Ltd.	6,500	100,401
	Chudenko Corp.	8,500	176,808
	Chuetsu Pulp & Paper Co., Ltd.	1,800	24,421
	Chugai Ro Co., Ltd.	1,400	20,110
	Chugoku Bank, Ltd. (The)	25,700	221,356
	Chugoku Electric Power Co., Inc. (The)	18,400	224,535
	Chugoku Marine Paints, Ltd.	13,000	122,983
	Chukyo Bank, Ltd. (The)	2,900	51,671
	Chuo Spring Co., Ltd.	400	9,181
	Chuo Warehouse Co., Ltd.	2,300	20,854
	CI Takiron Corp.	10,600	67,541
	Citizen Watch Co., Ltd.	71,300	194,340
	CK-San-Etsu Co., Ltd.	700	19,818
	Cleanup Corp.	4,700	23,229
	CMC Corp.	800	15,147
	CMIC Holdings Co., Ltd.	2,400	27,659
	CMK Corp.	12,600	43,481
	Coca-Cola Bottlers Japan Holdings, Inc.	9,156	136,594
	cocokara fine, Inc.	3,400	185,024
	Computer Engineering & Consulting, Ltd.	4,800	68,953
	Computer Institute of Japan, Ltd.	1,600	11,663
	COMSYS Holdings Corp.	6,863	201,924
	Comture Corp.	3,400	89,837
	Concordia Financial Group, Ltd.	85,432	253,320
	CONEXIO Corp.	5,900	71,636
	Core Corp.	1,000	11,352
	Corona Corp.	3,800	35,385
	Cosel Co., Ltd.	6,600	51,017
	Cosmo Energy Holdings Co., Ltd.	17,600	254,999
	Cosmos Initia Co., Ltd.	2,100	7,373
	Cosmos Pharmaceutical Corp.	2,200	404,272
	Cota Co., Ltd.	1,936	20,405
	Create Medic Co., Ltd.	2,200	19,961
#	Create Restaurants Holdings, Inc.	15,600	75,699
	Create SD Holdings Co., Ltd.	4,500	161,549
	Credit Saison Co., Ltd.	36,900	345,486
	Creek & River Co., Ltd.	1,300	13,609
	Cresco, Ltd.	4,200	52,229
	CTI Engineering Co., Ltd.	3,300	51,992
	CTS Co., Ltd.	4,000	28,679
*	Curves Holdings Co., Ltd.	7,400	35,973
	CyberAgent, Inc.	8,300	469,500
	Cybozu, Inc.	3,300	97,797

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Toryo Co., Ltd.	5,000	$38,537
	Daibiru Corp.	6,400	58,800
	Daicel Corp.	63,200	422,650
	Dai-Dan Co., Ltd.	3,700	91,100
	Daido Kogyo Co., Ltd.	2,100	11,329
	Daido Metal Co., Ltd.	12,400	57,634
	Daido Steel Co., Ltd.	7,200	203,091
	Daidoh, Ltd.	4,900	8,795
	Daifuku Co., Ltd.	8,600	783,685
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	18,245
	Daihen Corp.	5,000	184,279
	Daiho Corp.	5,000	113,804
	Dai-Ichi Cutter Kogyo K.K.	1,000	22,061
	Daiichi Jitsugyo Co., Ltd.	2,500	83,368
	Daiichi Kensetsu Corp.	1,900	30,586
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	38,091
	Dai-ichi Life Holdings, Inc.	38,600	455,341
	Dai-ichi Seiko Co., Ltd.	3,800	67,783
	Daiichikosho Co., Ltd.	8,700	234,461
	Daiken Corp.	3,000	48,408
	Daiken Medical Co., Ltd.	2,300	12,109
	Daiki Aluminium Industry Co., Ltd.	7,200	34,321
	Daikin Industries, Ltd.	10,100	1,777,059
	Daikokutenbussan Co., Ltd.	2,400	136,235
	Daikyonishikawa Corp.	11,800	49,848
	Dainichi Co., Ltd.	2,000	12,594
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,800	80,647
#	Daio Paper Corp.	18,600	252,594
	Daiohs Corp.	1,500	13,365
	Daiseki Co., Ltd.	2,500	53,816
	Daiseki Eco. Solution Co., Ltd.	1,120	6,789
	Daishi Hokuetsu Financial Group, Inc.	9,200	169,163
	Daishinku Corp.	1,900	36,601
	Daisue Construction Co., Ltd.	1,600	12,008
	Daito Bank, Ltd. (The)	1,500	8,226
	Daito Pharmaceutical Co., Ltd.	3,000	88,986
	Daito Trust Construction Co., Ltd.	6,200	486,218
	Daitron Co., Ltd.	2,500	32,692
	Daiwa House Industry Co., Ltd.	58,300	1,286,518
	Daiwa Industries, Ltd.	9,100	71,272
	Daiwa Securities Group, Inc.	119,504	530,626
	Daiwabo Holdings Co., Ltd.	5,500	399,829
	DCM Holdings Co., Ltd.	29,500	370,531
#	DD Holdings Co., Ltd.	1,400	7,735
	Dear Life Co., Ltd.	3,800	17,139
	DeNA Co., Ltd.	20,900	235,770
	Denka Co., Ltd.	22,100	531,481
	Densan System Co., Ltd.	1,800	71,213
	Denso Corp.	15,900	588,182
	Dentsu Group, Inc.	22,300	497,517
	Denyo Co., Ltd.	4,200	76,995
*	Descente, Ltd.	1,900	30,817
	Dexerials Corp.	14,400	131,126
	DIC Corp.	22,200	534,457
	Digital Arts, Inc.	1,900	157,528
	Digital Garage, Inc.	2,000	66,943
	Digital Hearts Holdings Co., Ltd.	1,600	12,457
	Digital Information Technologies Corp.	1,000	11,750
	Dip Corp.	6,500	122,324

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Disco Corp.	800	$193,869
	DKK Co., Ltd.	2,300	49,479
	DKS Co., Ltd.	1,900	80,211
#	DMG Mori Co., Ltd.	29,400	315,740
	Doshisha Co., Ltd.	7,500	118,631
#	Double Standard, Inc.	800	42,223
	Doutor Nichires Holdings Co., Ltd.	8,000	106,495
	Dowa Holdings Co., Ltd.	13,500	396,176
*	Dream Incubator, Inc.	1,400	16,868
	DTS Corp.	6,100	116,727
	Duskin Co., Ltd.	9,000	223,952
	Dvx, Inc.	1,700	14,306
	DyDo Group Holdings, Inc.	2,900	122,060
	Dynic Corp.	1,100	7,625
	Eagle Industry Co., Ltd.	7,800	46,341
	Earth Corp.	1,200	82,414
	Ebara Corp.	19,300	458,472
	Ebara Foods Industry, Inc.	1,600	32,486
	Ebara Jitsugyo Co., Ltd.	1,200	32,533
	Eco's Co., Ltd.	2,100	44,303
	EDION Corp.	17,700	170,542
	EF-ON, Inc.	6,039	32,651
	eGuarantee, Inc.	3,600	81,283
	E-Guardian, Inc.	1,200	33,876
	Ehime Bank, Ltd. (The)	8,700	93,034
	Eidai Co., Ltd.	6,000	15,719
	Eiken Chemical Co., Ltd.	3,000	53,354
	Eizo Corp.	3,600	133,659
	Elan Corp.	2,000	33,757
	Elecom Co., Ltd.	3,300	164,748
	Electric Power Development Co., Ltd.	8,300	113,225
	Elematec Corp.	4,200	33,901
	EM Systems Co., Ltd.	4,600	37,441
	Endo Lighting Corp.	3,700	22,032
	ENEOS Holdings, Inc.	212,150	743,927
	Enigmo, Inc.	4,600	59,026
	en-japan, Inc.	7,000	168,564
	Enomoto Co., Ltd.	600	5,995
	Enplas Corp.	1,900	37,724
	Enshu, Ltd.	1,300	11,048
	EPS Holdings, Inc.	5,100	43,886
	eRex Co., Ltd.	5,300	70,832
	ES-Con Japan, Ltd.	14,300	93,653
*	Escrow Agent Japan, Inc.	5,500	15,048
	Eslead Corp.	2,600	29,696
#	ESPEC Corp.	2,500	42,505
	Exedy Corp.	7,300	90,145
	Ezaki Glico Co., Ltd.	4,900	227,024
#	Faith, Inc.	1,900	12,146
	FALCO HOLDINGS Co., Ltd.	1,900	25,704
	FamilyMart Co., Ltd.	28,700	644,252
	FAN Communications, Inc.	9,600	38,487
	Fancl Corp.	8,300	239,436
	FANUC Corp.	1,800	303,702
	Fast Retailing Co., Ltd.	2,200	1,169,964
	FCC Co., Ltd.	10,100	156,299
*	FDK Corp.	1,200	9,433
	Feed One Co., Ltd.	38,000	72,992
	Felissimo Corp.	1,000	9,749

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fenwal Controls of Japan, Ltd.	1,200	$16,501
	Ferrotec Holdings Corp.	11,300	67,979
#*	FFRI Security, Inc.	700	14,419
	FIDEA Holdings Co., Ltd.	47,700	44,400
	Financial Products Group Co., Ltd.	17,400	78,169
	FINDEX, Inc.	1,800	16,084
	First Bank of Toyama, Ltd. (The)	13,200	32,379
*	First Brothers Co., Ltd.	1,700	11,801
	First Juken Co., Ltd.	2,200	18,598
#	First-corp, Inc.	1,400	7,514
#	Fixstars Corp.	4,900	49,862
#	FJ Next Co., Ltd.	3,700	27,869
	Forval Corp.	1,100	10,328
	Foster Electric Co., Ltd.	7,000	67,101
	FP Corp.	4,300	348,009
	France Bed Holdings Co., Ltd.	5,400	41,351
	Freebit Co., Ltd.	2,300	16,294
	F-Tech, Inc.	4,000	16,344
	FTGroup Co., Ltd.	1,000	11,531
	Fudo Tetra Corp.	4,390	54,386
	Fuji Co., Ltd.	5,400	92,388
	Fuji Corp.	15,300	270,287
	Fuji Corp.	1,800	33,162
	Fuji Corp., Ltd.	7,000	31,753
	Fuji Die Co., Ltd.	1,600	10,047
	Fuji Electric Co., Ltd.	16,800	457,947
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	10,436
#	Fuji Kyuko Co., Ltd.	4,299	114,853
	Fuji Media Holdings, Inc.	8,600	75,757
*	Fuji Oil Co., Ltd.	12,400	18,092
	Fuji Oil Holdings, Inc.	8,600	230,323
	Fuji Seal International, Inc.	10,100	179,481
	Fuji Soft, Inc.	4,700	212,043
	Fujibo Holdings, Inc.	2,100	61,255
	Fujicco Co., Ltd.	2,400	45,996
	Fujikura Composites, Inc.	4,800	15,585
	Fujikura Kasei Co., Ltd.	5,000	24,358
	Fujikura, Ltd.	81,000	219,432
	Fujimori Kogyo Co., Ltd.	3,900	125,658
#	Fujio Food Group, Inc.	1,400	15,507
	Fujisash Co., Ltd.	13,200	9,527
	Fujita Kanko, Inc.	2,000	25,968
	Fujitec Co., Ltd.	6,800	116,529
	Fujitsu Frontech, Ltd.	2,700	39,389
	Fujitsu General, Ltd.	8,400	205,869
	Fujitsu, Ltd.	10,300	1,379,120
	Fujiya Co., Ltd.	1,000	19,502
	FuKoKu Co., Ltd.	2,600	15,350
	Fukuda Corp.	1,600	70,732
	Fukuda Denshi Co., Ltd.	700	47,586
	Fukui Bank, Ltd. (The)	5,600	81,181
	Fukui Computer Holdings, Inc.	700	16,181
	Fukuoka Financial Group, Inc.	29,228	425,079
	Fukushima Bank, Ltd. (The)	6,100	8,793
	Fukushima Galilei Co., Ltd.	2,000	64,682
	Fukuyama Transporting Co., Ltd.	5,700	197,760
	FULLCAST Holdings Co., Ltd.	4,700	54,201
*	Funai Electric Co., Ltd.	6,100	28,099
	Funai Soken Holdings, Inc.	5,580	117,656

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Battery Co., Ltd. (The)	4,000	$39,731
	Furukawa Co., Ltd.	7,400	71,581
	Furukawa Electric Co., Ltd.	19,200	459,403
	Furuno Electric Co., Ltd.	7,300	64,398
	Furusato Industries, Ltd.	2,200	27,389
#	Furuya Metal Co., Ltd.	600	39,802
	Furyu Corp.	5,800	50,190
	Fuso Chemical Co., Ltd.	5,800	223,364
	Fuso Pharmaceutical Industries, Ltd.	1,700	36,580
	Futaba Corp.	9,100	71,794
	Futaba Industrial Co., Ltd.	15,900	62,133
	Future Corp.	4,600	77,071
	Fuyo General Lease Co., Ltd.	5,500	311,334
	G-7 Holdings, Inc.	4,200	106,450
	Gakken Holdings Co., Ltd.	3,200	40,904
	Gakkyusha Co., Ltd.	1,500	14,429
	GCA Corp.	7,600	40,646
	Gecoss Corp.	3,900	32,570
	Genki Sushi Co., Ltd.	700	12,799
	Genky DrugStores Co., Ltd.	2,000	69,900
	Geo Holdings Corp.	9,700	132,312
	Geostr Corp.	5,000	12,781
#	Gfoot Co., Ltd.	2,000	9,412
	Giken, Ltd.	2,900	105,785
	GL Sciences, Inc.	1,400	26,592
	GLOBERIDE, Inc.	3,200	57,756
	Glory, Ltd.	11,400	248,502
	Glosel Co., Ltd.	4,100	16,193
#	GMO Cloud K.K.	600	41,454
	GMO Financial Holdings, Inc.	10,400	64,311
	GMO internet, Inc.	12,100	350,530
	GMO Payment Gateway, Inc.	3,600	377,407
	Godo Steel, Ltd.	3,000	52,029
*	Gokurakuyu Holdings Co., Ltd.	1,800	5,319
	Goldcrest Co., Ltd.	5,400	66,794
	Goldwin, Inc.	3,000	179,367
	Grace Technology, Inc.	1,300	67,856
	Grandy House Corp.	3,100	9,968
#	Gree, Inc.	35,300	145,518
	Greens Co., Ltd.	1,100	4,087
	GS Yuasa Corp.	18,899	293,877
	GSI Creos Corp.	1,500	16,052
	G-Tekt Corp.	6,700	55,597
	Gun-Ei Chemical Industry Co., Ltd.	1,000	22,780
	GungHo Online Entertainment, Inc.	10,370	190,656
	Gunma Bank, Ltd. (The)	74,700	235,438
	Gurunavi, Inc.	11,400	49,044
	H.U. Group Holdings, Inc.	14,000	315,032
	H2O Retailing Corp.	24,860	143,205
#	HABA Laboratories, Inc.	500	18,619
	Hachijuni Bank, Ltd. (The)	64,100	238,133
	Hagihara Industries, Inc.	3,400	43,138
	Hagiwara Electric Holdings Co., Ltd.	1,800	31,694
	Hakudo Co., Ltd.	1,900	23,988
	Hakuhodo DY Holdings, Inc.	27,300	299,693
	Hakuto Co., Ltd.	3,600	30,273
#	Hakuyosha Co., Ltd.	400	9,786
	Halows Co., Ltd.	2,300	78,116
	Hamakyorex Co., Ltd.	4,500	134,113

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hamamatsu Photonics KK	2,400	$104,312
	Handsman Co., Ltd.	800	11,479
	Hankyu Hanshin Holdings, Inc.	15,400	441,057
	Hanwa Co., Ltd.	8,700	154,595
	Happinet Corp.	4,100	43,371
	Hard Off Corp. Co., Ltd.	1,400	8,814
	Harima Chemicals Group, Inc.	3,800	32,994
	Haruyama Holdings, Inc.	2,200	14,351
	Haseko Corp.	70,600	834,139
	Hashimoto Sogyo Holdings Co., Ltd.	800	15,081
	Hayashikane Sangyo Co., Ltd.	1,800	9,158
	Hazama Ando Corp.	49,100	262,496
	Heiwa Real Estate Co., Ltd.	6,400	156,216
	Heiwado Co., Ltd.	9,000	169,540
	Helios Techno Holding Co., Ltd.	4,900	13,180
	Hibino Corp.	900	8,378
	Hibiya Engineering, Ltd.	4,400	74,045
	Hiday Hidaka Corp.	3,829	53,242
	Hikari Tsushin, Inc.	1,800	390,241
	HI-LEX Corp.	5,900	61,088
	Himaraya Co., Ltd.	1,200	9,139
	Hino Motors, Ltd.	73,400	423,248
	Hinokiya Group Co., Ltd.	1,900	26,206
	Hioki EE Corp.	900	29,288
	Hirakawa Hewtech Corp.	2,600	21,793
*	Hiramatsu, Inc.	9,300	13,652
#	Hirano Tecseed Co., Ltd.	1,800	22,341
	Hirata Corp.	300	16,488
	Hirose Electric Co., Ltd.	1,700	178,301
	Hirose Tusyo, Inc.	900	16,802
	Hiroshima Bank, Ltd. (The)	57,000	261,966
	Hiroshima Gas Co., Ltd.	7,500	25,167
#	HIS Co., Ltd.	9,700	114,280
	Hisaka Works, Ltd.	5,000	33,926
	Hisamitsu Pharmaceutical Co., Inc.	1,100	48,340
	Hitachi Capital Corp.	19,700	473,884
	Hitachi Construction Machinery Co., Ltd.	11,500	333,247
	Hitachi Metals, Ltd.	16,200	211,462
	Hitachi Transport System, Ltd.	7,600	223,788
	Hitachi Zosen Corp.	43,000	151,723
	Hitachi, Ltd.	21,700	650,003
	Hito Communications Holdings, Inc.	1,100	9,959
	Hochiki Corp.	3,600	36,748
	Hodogaya Chemical Co., Ltd.	1,400	60,078
	Hokkaido Coca-Cola Bottling Co., Ltd.	900	31,737
	Hokkaido Electric Power Co., Inc.	29,100	112,445
	Hokkaido Gas Co., Ltd.	2,000	29,180
	Hokkan Holdings, Ltd.	2,500	40,285
	Hokko Chemical Industry Co., Ltd.	6,000	34,920
	Hokkoku Bank, Ltd. (The)	5,400	141,053
	Hokuetsu Corp.	34,700	116,188
	Hokuetsu Industries Co., Ltd.	6,000	61,357
	Hokuhoku Financial Group, Inc.	31,800	267,523
	Hokuriku Electric Industry Co., Ltd.	1,000	8,001
	Hokuriku Electric Power Co.	25,500	163,219
	Hokuriku Electrical Construction Co., Ltd.	2,900	24,777
	Hokuto Corp.	5,800	114,620
	Honda Motor Co., Ltd.	102,000	2,486,745
	Honda Tsushin Kogyo Co., Ltd.	4,400	16,354

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	H-One Co., Ltd.	5,000	$22,717
	Honeys Holdings Co., Ltd.	4,450	43,364
#	Honma Golf, Ltd.	25,000	10,617
	Honshu Chemical Industry Co., Ltd.	1,000	10,961
	Hoosiers Holdings	9,100	44,897
	Horiba, Ltd.	5,600	288,798
	Hoshizaki Corp.	2,000	152,461
	Hosiden Corp.	13,000	111,323
	Hosokawa Micron Corp.	1,800	93,901
#	Hotland Co., Ltd.	3,400	30,432
	House Foods Group, Inc.	6,200	189,480
	Howa Machinery, Ltd.	3,900	28,744
	Hoya Corp.	14,600	1,439,844
	Hulic Co., Ltd.	43,169	371,066
	Hyakugo Bank, Ltd. (The)	59,200	174,897
	Hyakujushi Bank, Ltd. (The)	6,400	102,755
	I K K, Inc.	2,100	9,328
	Ibiden Co., Ltd.	10,800	292,542
#	IBJ, Inc.	2,700	14,599
	Ichibanya Co., Ltd.	1,700	74,978
	Ichigo, Inc.	74,000	173,513
	Ichiken Co., Ltd.	1,200	16,303
	Ichikoh Industries, Ltd.	11,300	48,161
	Ichimasa Kamaboko Co., Ltd.	1,500	13,708
	Ichinen Holdings Co., Ltd.	5,400	53,984
	Ichiyoshi Securities Co., Ltd.	10,100	36,734
	Icom, Inc.	1,900	49,954
	ID Holdings Corp.	1,700	23,638
	IDEA Consultants, Inc.	1,200	19,500
	Idec Corp.	6,300	101,728
	Idemitsu Kosan Co., Ltd.	22,305	464,628
	IDOM, Inc.	19,900	91,526
	Ihara Science Corp.	2,000	26,581
	IHI Corp.	37,000	461,234
	Iida Group Holdings Co., Ltd.	12,740	197,188
	Iino Kaiun Kaisha, Ltd.	18,800	54,720
	IJTT Co., Ltd.	7,800	31,954
	Ikegami Tsushinki Co., Ltd.	1,400	10,097
#	Imagica Group, Inc.	3,000	9,553
	Imasen Electric Industrial	3,600	22,848
	Inaba Denki Sangyo Co., Ltd.	1,000	22,880
#	Inaba Seisakusho Co., Ltd.	2,800	32,813
	Inabata & Co., Ltd.	12,000	132,332
	Ines Corp.	3,800	50,885
	I-Net Corp.	3,730	51,783
	Infocom Corp.	4,800	152,971
	Infomart Corp.	35,400	219,824
	Information Services International-Dentsu, Ltd.	2,600	136,536
	Innotech Corp.	4,100	36,802
	Inpex Corp.	211,900	1,209,528
	Insource Co., Ltd.	2,775	55,028
	Intage Holdings, Inc.	7,700	62,782
#	Inter Action Corp.	1,800	28,341
	Internet Initiative Japan, Inc.	8,500	301,745
	I-O Data Device, Inc.	2,600	24,053
	IR Japan Holdings, Ltd.	1,500	165,665
	Iriso Electronics Co., Ltd.	4,000	120,853
	I'rom Group Co., Ltd.	1,200	23,699
	Ise Chemicals Corp.	400	10,487

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iseki & Co., Ltd.	6,600	$69,686
	Isetan Mitsukoshi Holdings, Ltd.	57,800	263,742
#	Ishihara Chemical Co., Ltd.	1,700	32,249
	Ishihara Sangyo Kaisha, Ltd.	8,500	53,575
	Ishizuka Glass Co., Ltd.	1,000	16,657
	Isolite Insulating Products Co., Ltd.	2,800	10,628
	Isuzu Motors, Ltd.	60,200	491,021
	Itfor, Inc.	4,500	30,060
	Ito En, Ltd.	5,000	295,964
	ITOCHU Corp.	40,100	879,245
	Itochu Enex Co., Ltd.	13,900	109,174
	Itochu Techno-Solutions Corp.	7,200	292,427
	Itoham Yonekyu Holdings, Inc.	40,700	245,565
	Itoki Corp.	9,400	31,011
*	Itokuro, Inc.	1,000	10,045
	IwaiCosmo Holdings, Inc.	5,600	63,361
	Iwaki & Co., Ltd.	6,000	25,590
	Iwasaki Electric Co., Ltd.	2,000	31,121
	Iwatani Corp.	11,500	406,167
*	Iwatsu Electric Co., Ltd.	2,900	22,783
	Iwatsuka Confectionery Co., Ltd.	900	30,755
	Iyo Bank, Ltd. (The)	54,500	322,437
	Izumi Co., Ltd.	8,900	343,140
	J Front Retailing Co., Ltd.	42,200	244,032
#	J Trust Co., Ltd.	17,200	38,094
	JAC Recruitment Co., Ltd.	2,600	23,967
	Jaccs Co., Ltd.	6,700	102,302
	Jafco Co., Ltd.	8,000	282,666
	Jalux, Inc.	1,000	14,522
	Jamco Corp.	2,300	13,539
	Janome Sewing Machine Co., Ltd.	7,199	29,933
	Japan Airlines Co., Ltd.	22,200	359,358
#	Japan Airport Terminal Co., Ltd.	3,100	106,438
	Japan Asia Group, Ltd.	7,100	18,517
*	Japan Asia Investment Co., Ltd.	2,700	5,040
*	Japan Asset Marketing Co., Ltd.	10,100	9,967
	Japan Aviation Electronics Industry, Ltd.	15,000	189,864
	Japan Best Rescue System Co., Ltd.	2,300	15,946
#*	Japan Display, Inc.	142,900	63,994
	Japan Electronic Materials Corp.	2,700	32,020
	Japan Elevator Service Holdings Co., Ltd.	1,000	33,213
	Japan Exchange Group, Inc.	43,100	1,023,449
#	Japan Foundation Engineering Co., Ltd.	6,500	23,585
#	Japan Investment Adviser Co., Ltd.	2,100	15,660
	Japan Lifeline Co., Ltd.	10,100	125,196
	Japan Material Co., Ltd.	10,600	161,380
	Japan Oil Transportation Co., Ltd.	700	20,260
	Japan Petroleum Exploration Co., Ltd.	5,500	89,327
	Japan Property Management Center Co., Ltd.	1,700	19,310
	Japan Pulp & Paper Co., Ltd.	3,100	105,885
	Japan Securities Finance Co., Ltd.	27,400	121,186
	Japan Steel Works, Ltd. (The)	18,200	259,426
	Japan Transcity Corp.	8,700	37,761
	Japan Wool Textile Co., Ltd. (The)	14,300	122,972
	Jastec Co., Ltd.	1,400	14,434
	JBCC Holdings, Inc.	1,700	25,134
	JCR Pharmaceuticals Co., Ltd.	700	68,850
	JCU Corp.	8,700	259,541
	Jeol, Ltd.	9,300	260,178

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JFE Holdings, Inc.	39,400	$258,617
	JGC Holdings Corp.	36,000	364,250
*	JIG-SAW, Inc.	300	13,824
	Jimoto Holdings, Inc.	46,500	41,073
	JINS Holdings, Inc.	2,500	169,703
	JK Holdings Co., Ltd.	3,200	21,986
	JM Holdings Co., Ltd.	2,300	80,067
	JMS Co., Ltd.	5,000	36,178
#	Joban Kosan Co., Ltd.	1,900	22,346
	J-Oil Mills, Inc.	2,700	101,797
	Joshin Denki Co., Ltd.	4,600	88,742
	JP-Holdings, Inc.	7,900	18,808
	JSB Co., Ltd.	600	16,475
	JSP Corp.	3,300	42,826
	JTEKT Corp.	55,600	370,031
	Juki Corp.	9,000	35,961
	Juroku Bank, Ltd. (The)	7,700	131,889
	Justsystems Corp.	4,400	341,541
	JVCKenwood Corp.	45,500	57,540
	K&O Energy Group, Inc.	4,700	66,485
	Kadokawa Corp.	4,885	99,954
	Kadoya Sesame Mills, Inc.	400	14,096
	Kaga Electronics Co., Ltd.	4,200	79,538
	Kagome Co., Ltd.	5,600	170,866
	Kajima Corp.	49,500	543,760
	Kakaku.com, Inc.	12,100	292,142
	Kakiyasu Honten Co., Ltd.	2,400	55,627
	Kameda Seika Co., Ltd.	2,100	104,862
	Kamei Corp.	6,100	54,962
	Kamigumi Co., Ltd.	17,900	326,688
	Kanaden Corp.	4,800	59,750
	Kanagawa Chuo Kotsu Co., Ltd.	1,800	63,170
	Kanamic Network Co., Ltd.	6,700	56,959
	Kanamoto Co., Ltd.	9,800	198,043
	Kandenko Co., Ltd.	25,600	200,653
	Kaneko Seeds Co., Ltd.	2,900	38,543
	Kanematsu Corp.	20,400	222,240
	Kanematsu Electronics, Ltd.	1,800	69,092
	Kansai Electric Power Co., Inc. (The)	27,200	258,733
	Kansai Mirai Financial Group, Inc.	26,523	100,449
	Kansai Paint Co., Ltd.	7,500	143,737
	Kansai Super Market, Ltd.	3,400	39,841
	Kanto Denka Kogyo Co., Ltd.	11,500	90,048
	Kao Corp.	18,700	1,356,572
*	Kappa Create Co., Ltd.	3,000	36,284
	Kasai Kogyo Co., Ltd.	7,000	25,591
	Katakura & Co-op Agri Corp.	700	8,106
	Katakura Industries Co., Ltd.	6,600	70,015
	Kato Works Co., Ltd.	2,500	26,882
	KAWADA TECHNOLOGIES, Inc.	700	27,689
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,400	31,784
	Kawasaki Heavy Industries, Ltd.	36,600	499,101
*	Kawasaki Kisen Kaisha, Ltd.	16,400	149,825
	Kawasumi Laboratories, Inc.	3,000	22,333
	KDDI Corp.	140,500	4,467,540
	KeePer Technical Laboratory Co., Ltd.	900	13,035
	Keihan Holdings Co., Ltd.	13,700	558,491
	Keihanshin Building Co., Ltd.	4,200	51,429
	Keihin Co., Ltd.	900	10,641

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keihin Corp.	13,900	$332,619
	Keikyu Corp.	16,500	215,431
	Keio Corp.	4,500	224,702
	Keisei Electric Railway Co., Ltd.	6,300	154,036
	Keiyo Bank, Ltd. (The)	28,100	127,149
	Keiyo Co., Ltd.	6,600	57,569
	KEL Corp.	1,000	7,486
	Kenedix, Inc.	49,300	224,229
	Kenko Mayonnaise Co., Ltd.	2,600	43,174
	Kewpie Corp.	13,000	231,395
	Keyence Corp.	2,200	927,711
	KFC Holdings Japan, Ltd.	2,700	68,254
	KFC, Ltd.	800	15,550
#	KH Neochem Co., Ltd.	8,400	153,608
	Kimoto Co., Ltd.	4,300	7,423
	Kimura Chemical Plants Co., Ltd.	5,400	21,082
	Kimura Unity Co., Ltd.	1,200	11,341
	Kinden Corp.	19,200	297,621
	King Co., Ltd.	3,600	18,217
#*	Kinki Sharyo Co., Ltd. (The)	1,300	13,707
	Kintetsu Department Store Co., Ltd.	1,800	42,478
	Kintetsu Group Holdings Co., Ltd.	7,500	292,216
	Kintetsu World Express, Inc.	11,300	193,185
	Kirindo Holdings Co., Ltd.	1,900	48,877
	Kissei Pharmaceutical Co., Ltd.	8,000	167,238
	Ki-Star Real Estate Co., Ltd.	3,100	52,225
	Kitagawa Corp.	2,400	32,935
	Kita-Nippon Bank, Ltd. (The)	1,700	26,444
	Kitano Construction Corp.	1,000	25,111
#	Kitanotatsujin Corp.	4,600	20,442
	Kito Corp.	7,900	83,040
	Kitz Corp.	20,200	127,699
	Kiyo Bank, Ltd. (The)	16,100	226,484
*	KLab, Inc.	8,400	50,504
*	KNT-CT Holdings Co., Ltd.	900	6,446
	Koa Corp.	7,100	61,080
	Koatsu Gas Kogyo Co., Ltd.	6,900	49,087
	Kobayashi Pharmaceutical Co., Ltd.	1,400	124,427
	Kobe Bussan Co., Ltd.	8,200	508,922
*	Kobe Electric Railway Co., Ltd.	1,300	40,694
*	Kobe Steel, Ltd.	85,000	275,448
	Kobelco Eco-Solutions Co., Ltd.	1,200	20,499
	Koei Tecmo Holdings Co., Ltd.	800	30,799
	Kohnan Shoji Co., Ltd.	7,300	272,405
	Kohsoku Corp.	2,000	25,968
	Koito Manufacturing Co., Ltd.	14,100	552,108
#	Kojima Co., Ltd.	5,800	29,957
	Kokuyo Co., Ltd.	23,600	248,448
	KOMAIHALTEC, Inc.	500	6,245
	Komatsu Matere Co., Ltd.	7,000	45,896
	Komatsu Wall Industry Co., Ltd.	2,000	31,551
	Komatsu, Ltd.	72,100	1,416,541
	KOMEDA Holdings Co., Ltd.	9,900	155,538
	Komehyo Co., Ltd.	2,300	14,119
	Komeri Co., Ltd.	8,400	264,399
	Komori Corp.	11,900	78,785
	Konaka Co., Ltd.	5,700	14,173
	Konami Holdings Corp.	6,000	183,354
	Kondotec, Inc.	4,900	51,995

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konica Minolta, Inc.	96,100	$254,556
	Konishi Co., Ltd.	6,000	82,591
	Konoike Transport Co., Ltd.	6,500	62,501
	Konoshima Chemical Co., Ltd.	700	4,555
*	Kosaido Co., Ltd.	2,900	21,006
	Kose Corp.	2,800	283,601
#	Koshidaka Holdings Co., Ltd.	13,400	42,289
	Kotobuki Spirits Co., Ltd.	3,400	101,695
	Kourakuen Holdings Corp.	1,800	23,742
	Krosaki Harima Corp.	1,400	42,618
	KRS Corp.	1,500	19,953
	K's Holdings Corp.	29,800	382,570
	KU Holdings Co., Ltd.	3,800	29,953
	Kubota Corp.	39,300	559,631
	Kumagai Gumi Co., Ltd.	10,000	229,235
	Kumiai Chemical Industry Co., Ltd.	6,410	62,121
	Kunimine Industries Co., Ltd.	2,600	23,876
	Kura Sushi, Inc.	2,400	99,314
	Kurabo Industries, Ltd.	3,100	57,785
	Kuraray Co., Ltd.	61,300	600,224
	Kureha Corp.	4,500	185,649
	Kurimoto, Ltd.	2,100	31,890
	Kurita Water Industries, Ltd.	14,600	392,679
	Kuriyama Holdings Corp.	2,000	9,947
	Kushikatsu Tanaka Holdings Co.	400	4,382
	Kusuri no Aoki Holdings Co., Ltd.	1,900	176,857
*	KYB Corp.	5,400	88,954
	Kyocera Corp.	11,300	629,300
	Kyoden Co., Ltd.	6,700	17,403
	Kyodo Printing Co., Ltd.	2,100	52,935
	Kyoei Steel, Ltd.	5,500	65,395
	Kyokuto Boeki Kaisha, Ltd.	1,500	18,390
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	94,744
	Kyokuto Securities Co., Ltd.	5,500	28,632
	Kyokuyo Co., Ltd.	3,000	75,024
	KYORIN Holdings, Inc.	10,100	183,479
	Kyoritsu Maintenance Co., Ltd.	6,480	179,604
	Kyoritsu Printing Co., Ltd.	7,400	8,973
	Kyosan Electric Manufacturing Co., Ltd.	10,000	49,227
	Kyowa Electronic Instruments Co., Ltd.	5,000	19,468
	Kyowa Exeo Corp.	11,919	281,646
	Kyowa Kirin Co., Ltd.	1,500	37,046
	Kyowa Leather Cloth Co., Ltd.	3,800	19,796
	Kyudenko Corp.	6,800	192,737
	Kyushu Electric Power Co., Inc.	16,900	141,933
	Kyushu Financial Group, Inc.	88,550	361,899
	Kyushu Leasing Service Co., Ltd.	2,100	10,183
	LAC Co., Ltd.	1,800	17,872
	Lacto Japan Co., Ltd.	1,200	39,182
*	LAND Co., Ltd.	128,800	10,992
*	Laox Co., Ltd.	4,600	5,955
	Lasertec Corp.	11,600	1,024,217
	Lawson, Inc.	4,700	234,045
	LEC, Inc.	5,400	78,490
*	Leopalace21 Corp.	24,100	35,486
	Life Corp.	5,200	242,007
	LIFULL Co., Ltd.	13,600	52,212
	Like Co., Ltd.	1,100	17,375
	Linical Co., Ltd.	2,200	16,072

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Link And Motivation, Inc.	4,700	$13,713
	Lintec Corp.	9,000	209,987
	Lion Corp.	7,200	187,146
*	Litalico, Inc.	2,100	40,804
	LIXIL Group Corp.	27,200	363,061
	Lonseal Corp.	800	12,967
	Look Holdings, Inc.	2,000	12,233
*	M&A Capital Partners Co., Ltd.	1,800	65,593
	M3, Inc.	22,500	1,155,433
	Mabuchi Motor Co., Ltd.	6,100	183,109
	Macnica Fuji Electronics Holdings, Inc.	13,650	205,791
	Macromill, Inc.	11,800	78,795
	Maeda Corp.	37,000	252,649
	Maeda Kosen Co., Ltd.	4,200	100,945
	Maeda Road Construction Co., Ltd.	900	16,364
	Maezawa Kasei Industries Co., Ltd.	3,600	33,411
	Maezawa Kyuso Industries Co., Ltd.	2,100	37,167
	Makino Milling Machine Co., Ltd.	6,200	175,858
	Makita Corp.	3,800	146,029
	Mamiya-Op Co., Ltd.	1,100	7,039
	Mani, Inc.	4,400	112,369
	MarkLines Co., Ltd.	2,700	58,704
	Marubeni Corp.	136,000	626,133
	Marubun Corp.	3,300	15,249
	Marudai Food Co., Ltd.	5,000	84,818
	Marufuji Sheet Piling Co., Ltd.	400	7,310
	Maruha Nichiro Corp.	10,800	207,543
	Marui Group Co., Ltd.	9,300	135,229
	Maruichi Steel Tube, Ltd.	7,800	184,701
	Maruka Corp.	1,700	30,918
	Marumae Co., Ltd.	1,200	11,006
#	Marusan Securities Co., Ltd.	16,100	60,857
	Maruwa Co., Ltd.	2,700	232,734
	Maruwa Unyu Kikan Co., Ltd.	2,800	94,746
	Maruyama Manufacturing Co., Inc.	600	6,239
#	Maruzen CHI Holdings Co., Ltd.	3,900	13,373
	Maruzen Co., Ltd.	1,000	16,963
	Maruzen Showa Unyu Co., Ltd.	3,100	92,446
	Marvelous, Inc.	10,800	66,357
	Matsuda Sangyo Co., Ltd.	3,100	47,828
	Matsui Construction Co., Ltd.	6,000	35,209
	Matsumotokiyoshi Holdings Co., Ltd.	7,900	263,910
	Matsuyafoods Holdings Co., Ltd.	1,800	54,818
	Max Co., Ltd.	3,500	52,715
	Maxell Holdings, Ltd.	10,500	90,222
	Maxvalu Tokai Co., Ltd.	1,800	40,688
	Mazda Motor Corp.	43,400	250,364
	McDonald's Holdings Co. Japan, Ltd.	3,900	186,647
	MCJ Co., Ltd.	23,800	205,550
	Mebuki Financial Group, Inc.	152,650	339,580
	MEC Co., Ltd.	2,200	39,882
	Media Do Co., Ltd.	1,800	101,938
*	Medical Data Vision Co., Ltd.	6,200	82,721
	Medical System Network Co., Ltd.	7,000	31,049
	Medipal Holdings Corp.	9,900	181,305
#	Medius Holdings Co., Ltd.	1,500	13,418
	Megachips Corp.	3,500	67,490
	Megmilk Snow Brand Co., Ltd.	11,300	256,052
	Meidensha Corp.	11,700	174,481

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiji Electric Industries Co., Ltd.	1,500	$18,889
	Meiji Shipping Co., Ltd.	2,700	8,027
	Meiko Electronics Co., Ltd.	7,500	91,373
#	Meiko Network Japan Co., Ltd.	3,300	21,830
	Meisei Industrial Co., Ltd.	10,800	81,790
	Meitec Corp.	4,400	204,785
	Meito Sangyo Co., Ltd.	2,500	31,854
	Meiwa Corp.	6,500	25,957
	Meiwa Estate Co., Ltd.	2,100	7,350
	Menicon Co., Ltd.	5,200	252,999
	Mercuria Investment Co., Ltd.	1,500	8,192
#	Mesco, Inc.	600	4,650
	METAWATER Co., Ltd.	900	39,136
	Michinoku Bank, Ltd. (The)	4,799	44,639
	Mie Kotsu Group Holdings, Inc.	12,100	49,193
	Mikuni Corp.	7,000	16,765
	Milbon Co., Ltd.	3,080	140,540
	Mimaki Engineering Co., Ltd.	5,500	20,025
	Mimasu Semiconductor Industry Co., Ltd.	4,500	97,183
	Minebea Mitsumi, Inc.	35,490	582,013
	Ministop Co., Ltd.	3,800	52,034
	Miraial Co., Ltd.	1,700	16,449
	Mirait Holdings Corp.	20,210	278,426
	Miroku Jyoho Service Co., Ltd.	2,600	52,323
	MISUMI Group, Inc.	11,100	262,639
	Mitani Corp.	2,000	124,040
	Mitani Sangyo Co., Ltd.	7,800	22,935
	Mitani Sekisan Co., Ltd.	1,600	82,707
	Mito Securities Co., Ltd.	16,800	30,782
*	Mitsuba Corp.	9,300	29,093
	Mitsubishi Corp.	45,200	910,770
	Mitsubishi Electric Corp.	66,300	865,485
#	Mitsubishi Estate Co., Ltd.	25,500	366,315
	Mitsubishi Gas Chemical Co., Inc.	29,600	470,146
	Mitsubishi Heavy Industries, Ltd.	65,300	1,519,112
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	29,301
	Mitsubishi Logisnext Co., Ltd.	8,300	71,543
#	Mitsubishi Logistics Corp.	9,500	256,580
	Mitsubishi Materials Corp.	18,400	376,178
	Mitsubishi Motors Corp.	97,800	192,715
	Mitsubishi Paper Mills, Ltd.	6,500	19,784
	Mitsubishi Pencil Co., Ltd.	1,300	14,014
	Mitsubishi Research Institute, Inc.	1,300	52,131
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,900	14,674
	Mitsubishi UFJ Financial Group, Inc.	440,300	1,649,944
	Mitsubishi UFJ Lease & Finance Co., Ltd.	98,600	418,544
	Mitsuboshi Belting, Ltd.	6,400	105,928
	Mitsui Chemicals, Inc.	23,900	454,853
*	Mitsui E&S Holdings Co., Ltd.	21,900	84,304
	Mitsui Fudosan Co., Ltd.	35,500	555,006
	Mitsui High-Tec, Inc.	3,800	52,142
	Mitsui Matsushima Holdings Co., Ltd.	1,100	7,433
	Mitsui Mining & Smelting Co., Ltd.	17,700	375,895
	Mitsui OSK Lines, Ltd.	24,800	408,171
	Mitsui Sugar Co., Ltd.	4,500	81,773
	Mitsui-Soko Holdings Co., Ltd.	7,300	99,690
	Mitsuuroko Group Holdings Co., Ltd.	8,300	83,425
	Miura Co., Ltd.	1,700	64,640
#	Mixi, Inc.	11,300	220,690

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miyaji Engineering Group, Inc.	1,500	$21,684
	Miyazaki Bank, Ltd. (The)	3,700	78,788
	Miyoshi Oil & Fat Co., Ltd.	2,400	26,875
	Mizuho Financial Group, Inc.	859,799	1,048,136
	Mizuho Leasing Co., Ltd.	7,900	174,861
	Mizuho Medy Co., Ltd.	1,800	18,502
	Mizuno Corp.	5,500	91,667
#*	Mobile Factory, Inc.	1,400	14,989
	Modec, Inc.	7,000	93,373
	Molitec Steel Co., Ltd.	2,000	5,371
	Monex Group, Inc.	45,600	98,996
	Monogatari Corp. (The)	1,300	88,982
	MonotaRO Co., Ltd.	11,400	484,830
	MORESCO Corp.	1,700	15,156
	Mori-Gumi Co., Ltd.	1,900	4,366
	Morinaga & Co., Ltd.	5,600	203,023
	Morinaga Milk Industry Co., Ltd.	11,000	513,473
	Morita Holdings Corp.	5,300	91,854
	Morito Co., Ltd.	5,100	27,719
	Morningstar Japan KK	3,400	12,968
#	Morozoff, Ltd.	500	24,472
	Mory Industries, Inc.	1,200	23,435
	MrMax Holdings, Ltd.	8,700	65,269
	MS&AD Insurance Group Holdings, Inc.	16,800	422,151
	MTI, Ltd.	4,700	36,339
	Mugen Estate Co., Ltd.	2,600	11,588
	Murakami Corp.	1,000	21,485
	Murata Manufacturing Co., Ltd.	20,200	1,297,459
	Musashi Seimitsu Industry Co., Ltd.	15,600	115,849
	Musashino Bank, Ltd. (The)	7,800	105,471
	Mutoh Holdings Co., Ltd.	200	2,764
	N Field Co., Ltd.	1,600	6,597
	Nabtesco Corp.	15,600	474,610
#	NAC Co., Ltd.	2,700	22,235
	Nachi-Fujikoshi Corp.	4,500	125,139
	Nadex Co., Ltd.	1,100	6,937
	Nafco Co., Ltd.	2,900	50,526
	Nagano Bank, Ltd. (The)	1,800	17,985
	Nagano Keiki Co., Ltd.	4,100	37,378
	Nagase & Co., Ltd.	24,600	283,570
	Nagatanien Holdings Co., Ltd.	2,200	43,699
#	Nagawa Co., Ltd.	900	64,383
#	Nagoya Railroad Co., Ltd.	8,300	210,040
	Nakabayashi Co., Ltd.	4,900	26,503
	Nakamoto Packs Co., Ltd.	400	5,689
	Nakamuraya Co., Ltd.	900	33,631
	Nakanishi, Inc.	5,300	83,760
	Nakano Corp.	4,900	17,352
	Nakayama Steel Works, Ltd.	5,100	16,157
	Nakayamafuku Co., Ltd.	1,900	8,189
	Nakayo, Inc.	1,100	14,368
	Namura Shipbuilding Co., Ltd.	12,900	18,274
	Nankai Electric Railway Co., Ltd.	8,300	163,328
	Nanto Bank, Ltd. (The)	7,800	140,869
	Narasaki Sangyo Co., Ltd.	1,000	17,410
	Natori Co., Ltd.	800	13,162
	NEC Capital Solutions, Ltd.	2,400	40,068
	NEC Corp.	19,700	1,103,703
	NEC Networks & System Integration Corp.	7,500	159,329

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NET One Systems Co., Ltd.	9,800	$381,797
	Neturen Co., Ltd.	8,500	37,983
#	New Japan Chemical Co., Ltd.	5,200	7,459
	Nexon Co., Ltd.	10,000	256,918
	Nextage Co., Ltd.	7,600	68,061
	Nexyz Group Corp.	1,100	8,060
	NGK Insulators, Ltd.	24,300	301,999
	NGK Spark Plug Co., Ltd.	22,600	303,935
	NH Foods, Ltd.	5,600	246,130
	NHK Spring Co., Ltd.	53,200	299,388
#	Nicca Chemical Co., Ltd.	1,900	15,316
*	Nice Corp.	1,400	13,325
	Nichia Steel Works, Ltd.	6,500	16,792
	Nichias Corp.	17,700	382,774
	Nichiban Co., Ltd.	2,800	39,008
	Nichicon Corp.	13,300	84,063
	Nichiden Corp.	2,000	41,864
	Nichiha Corp.	7,200	146,200
	NichiiGakkan Co., Ltd.	12,000	175,453
	Nichirei Corp.	15,400	439,728
	Nichireki Co., Ltd.	5,800	86,926
	Nichirin Co., Ltd.	2,810	32,628
	Nidec Corp.	5,800	460,734
	Nifco, Inc.	16,200	363,984
	Nihon Chouzai Co., Ltd.	5,600	83,563
*	Nihon Dempa Kogyo Co., Ltd.	3,900	11,100
	Nihon Dengi Co., Ltd.	600	19,799
	Nihon Denkei Co., Ltd.	900	10,129
	Nihon House Holdings Co., Ltd.	11,100	24,512
	Nihon Kagaku Sangyo Co., Ltd.	2,900	27,278
	Nihon Kohden Corp.	2,900	99,483
	Nihon M&A Center, Inc.	15,500	754,741
#	Nihon Nohyaku Co., Ltd.	9,800	44,462
	Nihon Parkerizing Co., Ltd.	5,000	48,524
	Nihon Plast Co., Ltd.	3,800	13,583
	Nihon Tokushu Toryo Co., Ltd.	2,700	24,166
	Nihon Unisys, Ltd.	16,300	493,254
#	Nihon Yamamura Glass Co., Ltd.	1,600	12,661
	Nikkato Corp.	1,400	8,824
#	Nikkiso Co., Ltd.	16,700	139,420
	Nikko Co., Ltd.	8,000	45,289
	Nikkon Holdings Co., Ltd.	14,900	271,536
	Nikon Corp.	47,800	334,190
	Nintendo Co., Ltd.	3,300	1,451,373
	Nippi, Inc.	400	12,251
	Nippo Corp.	10,000	265,209
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	47,384
	Nippon Carbide Industries Co., Inc.	1,700	18,175
	Nippon Carbon Co., Ltd.	4,200	125,946
	Nippon Ceramic Co., Ltd.	3,000	57,634
	Nippon Chemical Industrial Co., Ltd.	1,799	34,932
*	Nippon Chemi-Con Corp.	3,900	61,979
	Nippon Chemiphar Co., Ltd.	500	11,586
#	Nippon Coke & Engineering Co., Ltd.	51,300	29,222
	Nippon Commercial Development Co., Ltd.	3,100	41,697
	Nippon Concept Corp.	2,200	24,542
	Nippon Concrete Industries Co., Ltd.	13,200	32,052
*	Nippon Denko Co., Ltd.	27,900	37,788
	Nippon Densetsu Kogyo Co., Ltd.	9,600	193,816

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Dry-Chemical Co., Ltd.	900	$13,230
	Nippon Electric Glass Co., Ltd.	21,200	346,753
	Nippon Express Co., Ltd.	14,900	708,332
	Nippon Felt Co., Ltd.	2,300	9,733
	Nippon Filcon Co., Ltd.	1,500	7,333
	Nippon Fine Chemical Co., Ltd.	2,700	37,084
	Nippon Flour Mills Co., Ltd.	13,100	206,491
	Nippon Gas Co., Ltd.	11,600	544,505
	Nippon Hume Corp.	6,600	46,147
*	Nippon Kinzoku Co., Ltd.	1,500	7,679
#	Nippon Kodoshi Corp.	1,600	14,951
	Nippon Koei Co., Ltd.	3,800	97,482
*	Nippon Koshuha Steel Co., Ltd.	2,000	5,811
	Nippon Light Metal Holdings Co., Ltd.	175,500	289,174
	Nippon Paint Holdings Co., Ltd.	2,200	150,439
	Nippon Paper Industries Co., Ltd.	26,900	338,761
#	Nippon Parking Development Co., Ltd., Class C	28,800	33,149
	Nippon Pillar Packing Co., Ltd.	5,000	68,476
	Nippon Piston Ring Co., Ltd.	2,300	24,233
	Nippon Road Co., Ltd. (The)	2,000	140,447
	Nippon Seiki Co., Ltd.	13,400	150,528
	Nippon Seisen Co., Ltd.	1,000	28,359
*	Nippon Sharyo, Ltd.	2,200	49,185
*	Nippon Sheet Glass Co., Ltd.	28,900	94,541
	Nippon Shinyaku Co., Ltd.	900	69,628
	Nippon Shokubai Co., Ltd.	2,900	144,147
	Nippon Signal Co., Ltd.	11,500	109,405
	Nippon Soda Co., Ltd.	6,500	166,930
	Nippon Steel Corp.	65,998	541,142
	Nippon Steel Trading Corp.	4,100	122,246
	Nippon Suisan Kaisha, Ltd.	89,000	373,384
	Nippon Systemware Co., Ltd.	1,300	22,571
	Nippon Telegraph & Telephone Corp.	31,800	738,124
	Nippon Thompson Co., Ltd.	14,800	42,789
	Nippon Yakin Kogyo Co., Ltd.	4,660	64,443
	Nippon Yusen K.K.	36,400	473,635
	Nishikawa Rubber Co., Ltd.	1,200	13,726
	Nishimatsu Construction Co., Ltd.	11,300	209,809
#	Nishimatsuya Chain Co., Ltd.	13,100	132,124
	Nishimoto Co., Ltd.	700	12,277
	Nishi-Nippon Financial Holdings, Inc.	33,700	210,406
	Nishi-Nippon Railroad Co., Ltd.	7,600	190,770
	Nishio Rent All Co., Ltd.	5,600	106,640
	Nissan Motor Co., Ltd.	159,600	545,922
	Nissan Shatai Co., Ltd.	17,700	131,646
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	11,059
	Nissei ASB Machine Co., Ltd.	1,900	48,219
	Nissei Plastic Industrial Co., Ltd.	4,600	34,151
	Nissha Co., Ltd.	11,400	118,237
	Nisshin Group Holdings Co., Ltd.	9,400	31,504
	Nisshin Oillio Group, Ltd. (The)	6,200	187,888
	Nisshin Seifun Group, Inc.	11,540	176,769
	Nisshinbo Holdings, Inc.	47,011	281,184
	Nissin Corp.	3,500	48,377
	Nissin Electric Co., Ltd.	12,400	116,178
	Nissin Foods Holdings Co., Ltd.	1,000	90,331
	Nissin Kogyo Co., Ltd.	10,300	212,971
	Nissin Sugar Co., Ltd.	3,100	51,506
	Nissui Pharmaceutical Co., Ltd.	2,600	25,254

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitori Holdings Co., Ltd.	1,500	$328,404
	Nitta Corp.	5,800	122,927
	Nitta Gelatin, Inc.	3,200	18,146
	Nittan Valve Co., Ltd.	4,000	7,950
	Nittetsu Mining Co., Ltd.	1,700	64,978
	Nitto Denko Corp.	19,000	1,076,928
	Nitto Fuji Flour Milling Co., Ltd.	300	17,063
	Nitto Kogyo Corp.	7,300	118,757
	Nitto Kohki Co., Ltd.	3,400	65,424
#	Nitto Seiko Co., Ltd.	6,900	30,854
	Nittoc Construction Co., Ltd.	6,700	45,870
	NJS Co., Ltd.	1,500	21,833
	Noda Corp.	2,000	10,959
	Noevir Holdings Co., Ltd.	3,100	128,285
	NOF Corp.	7,700	288,313
	Nojima Corp.	9,100	228,151
	NOK Corp.	16,700	181,916
	Nomura Co., Ltd.	20,300	129,743
	Nomura Holdings, Inc.	116,500	548,269
	Nomura Real Estate Holdings, Inc.	25,800	426,545
	Nomura Research Institute, Ltd.	10,989	290,037
	Noritake Co., Ltd.	2,700	81,192
	Noritsu Koki Co., Ltd.	3,600	51,630
	Noritz Corp.	8,000	97,242
	North Pacific Bank, Ltd.	80,000	153,124
	Nozawa Corp.	2,000	12,741
	NS Solutions Corp.	6,700	176,438
	NS Tool Co., Ltd.	2,700	64,043
	NS United Kaiun Kaisha, Ltd.	3,000	40,896
	NSD Co., Ltd.	8,600	156,389
	NSK, Ltd.	65,700	442,268
	NTN Corp.	151,000	264,010
	NTT Data Corp.	33,800	384,280
	NTT DOCOMO, Inc.	94,600	2,604,444
	Oat Agrio Co., Ltd.	600	5,637
	Obara Group, Inc.	1,900	61,119
	Obayashi Corp.	125,600	1,121,406
	Obic Co., Ltd.	900	161,396
	Odakyu Electric Railway Co., Ltd.	12,399	259,472
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	182,657
	Ohara, Inc.	1,700	15,376
	Ohashi Technica, Inc.	3,300	45,983
	Ohsho Food Service Corp.	2,100	100,143
	Oiles Corp.	6,940	88,874
	Oita Bank, Ltd. (The)	3,900	87,239
	Oji Holdings Corp.	167,400	702,514
	Okabe Co., Ltd.	12,300	82,406
	Okada Aiyon Corp.	800	6,486
	Okamoto Machine Tool Works, Ltd.	1,100	20,656
	Okamura Corp.	17,000	110,549
#	Okasan Securities Group, Inc.	38,600	109,818
	Oki Electric Industry Co., Ltd.	28,100	249,390
	Okinawa Cellular Telephone Co.	3,200	128,107
	Okinawa Electric Power Co., Inc. (The)	7,552	117,745
*	OKK Corp.	1,800	5,404
	OKUMA Corp.	5,500	212,478
	Okumura Corp.	6,500	154,146
	Okura Industrial Co., Ltd.	2,600	34,256
	Okuwa Co., Ltd.	5,900	82,251

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Olympus Corp.	43,600	$784,210
	Omron Corp.	3,700	266,510
	Ono Pharmaceutical Co., Ltd.	4,000	112,430
	ONO Sokki Co., Ltd.	3,200	14,492
	Onoken Co., Ltd.	4,000	43,626
	Onward Holdings Co., Ltd.	29,800	73,184
#	Ootoya Holdings Co., Ltd.	600	15,830
#*	Open Door, Inc.	1,200	10,871
	Open House Co., Ltd.	12,800	361,264
	Optex Group Co., Ltd.	4,300	44,385
	Oracle Corp.	2,100	252,971
	Organo Corp.	1,800	90,886
	Orient Corp.	83,000	80,010
	Oriental Land Co., Ltd.	2,700	325,735
	Origin Co., Ltd.	1,400	16,366
	ORIX Corp.	155,200	1,678,505
	Oro Co., Ltd.	1,000	27,810
	Osaka Gas Co., Ltd.	12,000	222,500
	Osaka Organic Chemical Industry, Ltd.	3,500	86,137
	Osaka Soda Co., Ltd.	2,300	49,660
	Osaka Steel Co., Ltd.	3,600	34,031
	OSAKA Titanium Technologies Co., Ltd.	3,400	25,550
	Osaki Electric Co., Ltd.	11,100	52,197
	OSG Corp.	22,000	299,774
	OSJB Holdings Corp.	31,900	67,968
	Otsuka Corp.	7,500	391,044
	Otsuka Holdings Co., Ltd.	10,200	423,030
#	OUG Holdings, Inc.	1,000	25,263
	Outsourcing, Inc.	28,700	158,707
	Oyo Corp.	5,800	74,326
	Pacific Industrial Co., Ltd.	12,700	93,186
	Pacific Metals Co., Ltd.	4,000	56,378
	Pack Corp. (The)	2,800	70,169
	PAL GROUP Holdings Co., Ltd.	3,600	37,072
	PALTAC Corp.	3,200	173,327
	Pan Pacific International Holdings Corp.	28,000	634,620
	Panasonic Corp.	174,200	1,508,811
	PAPYLESS Co., Ltd.	700	17,345
	Paraca, Inc.	1,500	21,463
	Paramount Bed Holdings Co., Ltd.	3,800	162,006
	Paris Miki Holdings, Inc.	8,700	21,268
	Park24 Co., Ltd.	22,000	293,103
	Parker Corp.	3,000	12,587
	Pasona Group, Inc.	6,100	71,709
	PC Depot Corp.	7,800	46,691
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	12,624
	Penta-Ocean Construction Co., Ltd.	92,000	483,593
#*	Pepper Food Service Co., Ltd.	1,600	6,216
*	PeptiDream, Inc.	3,100	124,887
	Persol Holdings Co., Ltd.	21,300	269,282
#	PIA Corp.	900	21,174
	Pickles Corp.	700	17,563
	Pigeon Corp.	9,900	384,893
	Pilot Corp.	5,500	152,837
	Piolax, Inc.	7,100	97,951
	Pola Orbis Holdings, Inc.	6,900	114,721
	Poletowin Pitcrew Holdings, Inc.	8,400	71,722
	Press Kogyo Co., Ltd.	23,000	59,575
	Pressance Corp.	11,700	128,538

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	11,600	$90,608
	Prima Meat Packers, Ltd.	8,599	229,725
	Pronexus, Inc.	1,800	19,097
	Prospect Co., Ltd.	125,000	40,271
	Proto Corp.	4,300	42,439
	PS Mitsubishi Construction Co., Ltd.	8,000	38,355
	Punch Industry Co., Ltd.	4,300	15,938
	Qol Holdings Co., Ltd.	8,200	80,005
	Quick Co., Ltd.	1,500	14,533
	Raccoon Holdings, Inc.	4,100	45,420
	Raito Kogyo Co., Ltd.	8,000	111,137
	Raiznext Corp.	5,900	66,659
	Rakus Co., Ltd.	4,200	96,974
	Rakuten, Inc.	9,700	89,136
	Rasa Corp.	1,700	15,060
#	Rasa Industries, Ltd.	2,100	28,438
	Raysum Co., Ltd.	5,400	44,071
	Recruit Holdings Co., Ltd.	44,400	1,385,095
	Relo Group, Inc.	10,300	179,013
	Renaissance, Inc.	2,600	18,533
*	Renesas Electronics Corp.	163,900	901,525
	Rengo Co., Ltd.	61,700	464,109
*	RENOVA, Inc.	4,400	44,289
	Resona Holdings, Inc.	178,300	584,516
	Resorttrust, Inc.	21,400	239,032
	Restar Holdings Corp.	3,000	53,348
#	Retail Partners Co., Ltd.	8,300	167,215
	Rheon Automatic Machinery Co., Ltd.	1,200	13,796
	Rhythm Watch Co., Ltd.	1,300	7,296
	Riberesute Corp.	1,300	8,403
	Ricoh Co., Ltd.	50,500	325,208
	Ricoh Leasing Co., Ltd.	3,900	98,674
	Ride On Express Holdings Co., Ltd.	1,500	35,430
#*	Right On Co., Ltd.	4,200	21,322
	Riken Corp.	2,100	51,417
	Riken Keiki Co., Ltd.	2,100	48,896
	Riken Technos Corp.	12,300	44,133
	Riken Vitamin Co., Ltd.	3,400	71,059
#	Ringer Hut Co., Ltd.	3,600	71,776
	Rinnai Corp.	1,600	131,142
	Rion Co., Ltd.	1,800	33,201
	Riso Kagaku Corp.	3,500	40,934
	Riso Kyoiku Co., Ltd.	18,500	52,962
	Rix Corp.	800	11,686
	Rock Field Co., Ltd.	2,800	32,357
	Rohm Co., Ltd.	4,700	301,804
	Rohto Pharmaceutical Co., Ltd.	7,200	222,238
	Rokko Butter Co., Ltd.	1,900	27,767
	Roland DG Corp.	3,900	41,028
	Rorze Corp.	2,300	118,257
	Round One Corp.	21,400	127,367
	Royal Holdings Co., Ltd.	5,700	80,530
#*	Royal Hotel, Ltd. (The)	1,000	10,924
#*	Rozetta Corp.	900	29,039
	RS Technologies Co., Ltd.	1,800	68,129
	Ryobi, Ltd.	6,600	63,024
	Ryoden Corp.	3,500	46,133
	Ryohin Keikaku Co., Ltd.	53,000	638,820
	Ryosan Co., Ltd.	5,400	102,667

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ryoyo Electro Corp.	5,100	$142,021
	S Foods, Inc.	3,900	93,341
	S LINE Co., Ltd.	1,300	10,997
	Sac's Bar Holdings, Inc.	4,300	19,304
	Saibu Gas Co., Ltd.	5,500	116,965
	Saison Information Systems Co., Ltd.	800	16,201
	Sakai Chemical Industry Co., Ltd.	3,500	63,949
	Sakai Heavy Industries, Ltd.	500	10,201
	Sakai Moving Service Co., Ltd.	2,300	98,280
	Sakai Ovex Co., Ltd.	1,500	30,930
	Sakata INX Corp.	11,900	110,013
	Sakura Internet, Inc.	2,600	13,044
	Sala Corp.	16,500	84,624
	SAMTY Co., Ltd.	9,600	104,333
	San Holdings, Inc.	2,600	27,312
	San ju San Financial Group, Inc.	6,050	71,737
	San-A Co., Ltd.	3,400	128,214
	San-Ai Oil Co., Ltd.	13,200	106,946
#*	Sanden Holdings Corp.	5,500	13,553
	Sanei Architecture Planning Co., Ltd.	3,900	44,033
	Sangetsu Corp.	1,400	19,150
	San-In Godo Bank, Ltd. (The)	39,100	182,837
*	Sanix, Inc.	7,600	16,966
	Sanken Electric Co., Ltd.	7,700	148,264
	Sanki Engineering Co., Ltd.	11,700	128,535
	Sanko Gosei, Ltd.	4,500	10,720
	Sanko Metal Industrial Co., Ltd.	800	15,756
	Sankyo Frontier Co., Ltd.	1,100	34,620
	Sankyo Seiko Co., Ltd.	8,500	33,468
	Sankyo Tateyama, Inc.	6,600	49,705
	Sankyu, Inc.	9,500	327,552
	Sanoh Industrial Co., Ltd.	8,500	49,069
#	Sansei Landic Co., Ltd.	2,000	14,344
	Sansei Technologies, Inc.	2,400	13,803
	Sanshin Electronics Co., Ltd.	3,200	53,125
	Santen Pharmaceutical Co., Ltd.	8,600	145,103
	Sanwa Holdings Corp.	41,500	355,657
	Sanyei Corp.	500	10,355
	Sanyo Chemical Industries, Ltd.	3,100	132,142
	Sanyo Denki Co., Ltd.	2,200	98,594
	Sanyo Electric Railway Co., Ltd.	3,200	63,702
	Sanyo Engineering & Construction, Inc.	2,300	13,058
	Sanyo Shokai, Ltd.	3,599	18,838
	Sanyo Special Steel Co., Ltd.	6,500	46,820
	Sanyo Trading Co., Ltd.	4,800	41,039
	Sata Construction Co., Ltd.	3,000	11,167
	Sato Holdings Corp.	6,600	137,059
	Sato Shoji Corp.	3,600	29,396
	Satori Electric Co., Ltd.	3,200	22,958
#	Sawada Holdings Co., Ltd.	4,600	39,124
	Sawai Pharmaceutical Co., Ltd.	7,500	356,288
*	Saxa Holdings, Inc.	1,300	17,307
	SB Technology Corp.	1,200	36,858
	SBI Holdings, Inc.	44,500	937,032
	SBS Holdings, Inc.	6,000	127,708
#	Scala, Inc.	4,600	24,855
	SCREEN Holdings Co., Ltd.	5,300	266,384
	Scroll Corp.	7,000	36,739
	SCSK Corp.	5,700	290,109

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	SEC Carbon, Ltd.	500	$27,974
	Secom Joshinetsu Co., Ltd.	420	13,095
#	Seed Co., Ltd.	3,600	21,498
	Seibu Electric & Machinery Co., Ltd.	1,200	11,088
	Seibu Holdings, Inc.	35,000	312,810
	Seika Corp.	2,100	22,335
	Seikagaku Corp.	8,300	78,728
	Seikitokyu Kogyo Co., Ltd.	9,100	61,866
	Seiko Epson Corp.	55,500	588,801
	Seiko Holdings Corp.	7,499	102,650
	Seiko PMC Corp.	3,600	23,223
	Seino Holdings Co., Ltd.	27,200	334,771
	Seiren Co., Ltd.	9,300	107,259
	Sekisui Chemical Co., Ltd.	50,600	688,780
	Sekisui House, Ltd.	24,200	441,983
	Sekisui Jushi Corp.	2,800	52,756
	Sekisui Kasei Co., Ltd.	7,400	35,847
	Senko Group Holdings Co., Ltd.	36,100	269,939
	Senshu Electric Co., Ltd.	2,500	70,658
	Senshu Ikeda Holdings, Inc.	61,400	90,407
*	Senshukai Co., Ltd.	8,300	26,473
	Seria Co., Ltd.	7,900	316,086
	Seven & I Holdings Co., Ltd.	74,100	2,239,265
	Seven Bank, Ltd.	132,600	325,272
	Sharp Corp.	22,000	217,137
	Shibaura Electronics Co., Ltd.	2,300	43,995
	Shibaura Machine Co., Ltd.	4,900	91,808
	Shibaura Mechatronics Corp.	1,200	29,532
	Shibusawa Warehouse Co., Ltd. (The)	2,600	43,914
	Shibuya Corp.	3,900	101,032
*	Shidax Corp.	6,100	12,113
	Shiga Bank, Ltd. (The)	9,500	207,466
#	Shikibo, Ltd.	2,900	27,708
	Shikoku Bank, Ltd. (The)	9,300	62,128
	Shikoku Chemicals Corp.	11,400	117,625
	Shikoku Electric Power Co., Inc.	14,900	100,260
	Shima Seiki Manufacturing, Ltd.	8,500	100,332
	Shimachu Co., Ltd.	6,900	187,765
	Shimamura Co., Ltd.	4,400	305,970
	Shimano, Inc.	900	195,424
	Shimizu Bank, Ltd. (The)	3,400	48,197
	Shimizu Corp.	113,300	812,205
	Shimojima Co., Ltd.	2,400	26,118
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	31,471
	Shinagawa Refractories Co., Ltd.	1,600	30,802
	Shindengen Electric Manufacturing Co., Ltd.	2,200	41,112
	Shin-Etsu Chemical Co., Ltd.	14,200	1,661,950
	Shin-Etsu Polymer Co., Ltd.	10,400	84,305
	Shin-Keisei Electric Railway Co., Ltd.	700	13,962
	Shinki Bus Co., Ltd.	600	17,433
	Shinko Electric Industries Co., Ltd.	13,700	206,277
	Shinko Shoji Co., Ltd.	9,800	78,682
	Shinmaywa Industries, Ltd.	12,000	105,011
	Shinnihon Corp.	8,500	62,975
#	Shinoken Group Co., Ltd.	7,200	52,192
	Shinsei Bank, Ltd.	26,700	301,637
	Shinsho Corp.	1,400	23,007
	Shinwa Co., Ltd.	2,300	41,978
	Ship Healthcare Holdings, Inc.	7,500	322,892

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shiseido Co., Ltd.	15,500	$863,601
	Shizuki Electric Co., Inc.	3,200	15,683
	Shizuoka Bank, Ltd. (The)	33,600	218,207
	Shizuoka Gas Co., Ltd.	12,000	96,645
*	Shobunsha Holdings, Inc.	3,000	12,048
	Shoei Co., Ltd.	3,800	101,252
	Shoei Foods Corp.	2,200	76,244
	Shofu, Inc.	2,600	33,139
*	Shoko Co., Ltd.	1,400	7,731
	Showa Corp.	17,300	365,629
	Showa Denko K.K.	39,300	814,773
#	Showa Sangyo Co., Ltd.	3,400	110,061
	Showa Shinku Co., Ltd.	700	8,901
	Sigma Koki Co., Ltd.	700	6,853
#	SIGMAXYZ, Inc.	2,600	38,416
	Siix Corp.	7,900	62,023
	Sinanen Holdings Co., Ltd.	2,400	65,103
	Sinfonia Technology Co., Ltd.	6,900	65,753
	Sinko Industries, Ltd.	4,500	59,535
	Sintokogio, Ltd.	10,000	66,162
	SK Kaken Co., Ltd.	200	72,829
	SK-Electronics Co., Ltd.	2,100	19,280
	SKY Perfect JSAT Holdings, Inc.	38,100	140,203
#	Skylark Holdings Co., Ltd.	36,900	511,721
	SMC Corp.	400	210,220
	SMK Corp.	1,100	24,011
	SMS Co., Ltd.	9,200	228,287
#	Snow Peak, Inc.	200	2,151
	SNT Corp.	8,200	16,270
	Soda Nikka Co., Ltd.	4,200	20,064
	Sodick Co., Ltd.	13,900	108,407
	Soft99 Corp.	3,800	29,403
	SoftBank Group Corp.	139,300	8,786,079
#	Softbrain Co., Ltd.	2,500	8,050
	Softcreate Holdings Corp.	800	17,382
	Software Service, Inc.	400	41,435
	Sohgo Security Services Co., Ltd.	3,200	150,960
	Sojitz Corp.	216,400	453,936
	Soken Chemical & Engineering Co., Ltd.	2,200	24,053
	Solasto Corp.	7,600	73,554
	Soliton Systems K.K.	2,100	29,521
	Sompo Holdings, Inc.	14,700	484,426
	Sony Corp.	50,200	3,900,289
	Soshin Electric Co., Ltd.	2,500	9,215
	Sotetsu Holdings, Inc.	6,500	155,023
	Sotoh Co., Ltd.	2,900	26,014
	Space Co., Ltd.	1,890	16,070
	Space Value Holdings Co., Ltd.	10,900	33,752
	Sparx Group Co., Ltd.	19,200	34,466
	SPK Corp.	2,200	27,918
	S-Pool, Inc.	8,900	55,401
	Square Enix Holdings Co., Ltd.	4,300	231,038
	SRA Holdings	2,600	56,204
#*	SRS Holdings Co., Ltd.	1,200	9,351
	St Marc Holdings Co., Ltd.	4,900	67,680
	Stanley Electric Co., Ltd.	12,500	299,435
	Star Mica Holdings Co., Ltd.	2,200	24,278
	Star Micronics Co., Ltd.	8,300	93,055
	Starts Corp., Inc.	10,500	191,664

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Starzen Co., Ltd.	2,100	$75,112
	St-Care Holding Corp.	2,700	10,540
	Stella Chemifa Corp.	2,100	53,965
	Step Co., Ltd.	2,300	31,460
	Strike Co., Ltd.	1,700	74,652
	Studio Alice Co., Ltd.	3,800	51,081
	Subaru Corp.	38,000	717,721
	Subaru Enterprise Co., Ltd.	400	27,124
	Sugi Holdings Co., Ltd.	5,700	411,857
	Sugimoto & Co., Ltd.	2,600	42,898
	SUMCO Corp.	60,900	944,864
	Sumida Corp.	8,500	51,622
	Suminoe Textile Co., Ltd.	1,500	23,438
	Sumiseki Holdings, Inc.	13,600	14,449
	Sumitomo Corp.	41,800	464,386
	Sumitomo Densetsu Co., Ltd.	4,100	83,827
	Sumitomo Electric Industries, Ltd.	81,900	915,037
	Sumitomo Forestry Co., Ltd.	35,800	400,260
	Sumitomo Heavy Industries, Ltd.	22,300	434,517
	Sumitomo Metal Mining Co., Ltd.	19,700	592,173
	Sumitomo Mitsui Construction Co., Ltd.	55,620	216,024
	Sumitomo Mitsui Financial Group, Inc.	45,800	1,220,407
	Sumitomo Mitsui Trust Holdings, Inc.	12,100	310,657
	Sumitomo Osaka Cement Co., Ltd.	10,300	346,483
*	Sumitomo Precision Products Co., Ltd.	600	11,476
	Sumitomo Realty & Development Co., Ltd.	16,800	428,434
	Sumitomo Riko Co., Ltd.	10,700	50,073
	Sumitomo Rubber Industries, Ltd.	52,525	436,975
	Sumitomo Seika Chemicals Co., Ltd.	2,400	76,170
	Sumitomo Warehouse Co., Ltd. (The)	12,900	145,711
	Sun Frontier Fudousan Co., Ltd.	9,900	76,674
	Suncall Corp.	3,600	12,700
	Sundrug Co., Ltd.	10,700	364,131
	Suntory Beverage & Food, Ltd.	5,300	200,055
	Sun-Wa Technos Corp.	3,300	24,092
	Suruga Bank, Ltd.	27,400	92,223
	Sushiro Global Holdings, Ltd.	10,000	212,087
	Suzuken Co., Ltd.	4,950	176,082
	Suzuki Co., Ltd.	2,100	12,618
	Suzuki Motor Corp.	38,000	1,246,910
	SWCC Showa Holdings Co., Ltd.	5,900	68,724
	Sysmex Corp.	9,000	692,069
#	System Information Co., Ltd.	4,200	54,958
	System Research Co., Ltd.	1,200	21,092
	Systena Corp.	12,500	187,573
	Syuppin Co., Ltd.	3,700	21,623
	T Hasegawa Co., Ltd.	7,500	149,807
	T RAD Co., Ltd.	1,500	18,686
	T&D Holdings, Inc.	45,400	373,709
	T&K Toka Co., Ltd.	6,000	44,031
	Tachibana Eletech Co., Ltd.	4,880	74,908
	Tachikawa Corp.	2,800	30,559
	Tachi-S Co., Ltd.	7,100	56,588
	Tadano, Ltd.	26,800	214,835
	Taihei Dengyo Kaisha, Ltd.	3,900	79,093
	Taiheiyo Cement Corp.	30,000	651,087
	Taiheiyo Kouhatsu, Inc.	2,400	13,744
	Taiho Kogyo Co., Ltd.	3,300	15,625
	Taikisha, Ltd.	2,600	73,077

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiko Bank, Ltd. (The)	1,900	$22,412
	Taiko Pharmaceutical Co., Ltd.	1,000	21,929
	Taisei Corp.	25,800	886,227
	Taisei Lamick Co., Ltd.	1,500	38,028
	Taisei Oncho Co., Ltd.	1,100	18,703
	Taisho Pharmaceutical Holdings Co., Ltd.	3,100	176,138
	Taiyo Holdings Co., Ltd.	3,500	165,349
	Taiyo Yuden Co., Ltd.	34,500	1,093,628
	Takachiho Koheki Co., Ltd.	1,900	15,971
	Takamatsu Construction Group Co., Ltd.	4,400	89,401
#	Takamatsu Machinery Co., Ltd.	900	5,572
	Takamiya Co., Ltd.	4,700	24,020
	Takano Co., Ltd.	2,300	13,328
	Takaoka Toko Co., Ltd.	3,000	26,429
	Takara Leben Co., Ltd.	27,900	88,242
	Takara Standard Co., Ltd.	9,200	124,227
	Takasago International Corp.	4,200	80,428
	Takasago Thermal Engineering Co., Ltd.	1,900	25,239
	Takashima & Co., Ltd.	600	9,243
	Takashimaya Co., Ltd.	37,800	251,580
	Take And Give Needs Co., Ltd.	3,100	14,043
	TAKEBISHI Corp.	2,200	27,743
	Takeei Corp.	5,700	63,228
	Takemoto Yohki Co., Ltd.	2,500	18,858
	Takeuchi Manufacturing Co., Ltd.	8,900	148,384
	Takihyo Co., Ltd.	1,600	27,912
	Takisawa Machine Tool Co., Ltd.	1,800	16,767
	Takuma Co., Ltd.	7,400	102,316
#	Tama Home Co., Ltd.	4,700	48,521
	Tamron Co., Ltd.	4,300	68,349
	Tamura Corp.	18,000	72,000
	Tanabe Engineering Corp.	1,100	7,146
	Tanseisha Co., Ltd.	9,100	50,563
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	58,085
	Tayca Corp.	4,200	50,951
	Tbk Co., Ltd.	6,200	24,818
	TDC Soft, Inc.	2,800	22,992
	TDK Corp.	18,600	2,070,866
	Tear Corp.	1,600	6,436
	TechMatrix Corp.	3,800	65,550
	TECHNO ASSOCIE Co., Ltd.	1,500	12,685
	Techno Horizon Holdings Co., Ltd.	4,200	38,425
	Techno Medica Co., Ltd.	900	14,830
	Techno Ryowa, Ltd.	1,600	13,519
#	Techno Smart Corp.	2,600	19,425
	TechnoPro Holdings, Inc.	6,600	337,260
	Teijin, Ltd.	61,700	891,055
	Teikoku Electric Manufacturing Co., Ltd.	1,500	16,709
	Teikoku Sen-I Co., Ltd.	2,300	51,181
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	16,669
	Tekken Corp.	3,300	58,794
	Tenma Corp.	4,400	63,849
	Tenpos Holdings Co., Ltd.	1,200	20,750
	Teraoka Seisakusho Co., Ltd.	2,100	7,824
	T-Gaia Corp.	3,700	66,491
	THK Co., Ltd.	15,400	362,828
	Tigers Polymer Corp.	3,500	14,471
	TIS, Inc.	29,100	623,194
	TKC Corp.	2,400	132,096

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toa Corp.	6,200	$39,127
	Toa Corp.	4,100	59,932
	Toa Oil Co., Ltd.	2,100	37,625
	TOA ROAD Corp.	1,500	48,433
	Toagosei Co., Ltd.	33,800	322,250
	Toba, Inc.	500	13,074
	Tobishima Corp.	5,970	56,793
	Tobu Railway Co., Ltd.	8,200	229,632
	TOC Co., Ltd.	12,700	75,926
	Tocalo Co., Ltd.	20,500	229,607
	Tochigi Bank, Ltd. (The)	29,200	42,844
	Toda Corp.	40,600	260,436
*	Toda Kogyo Corp.	800	12,888
	Toei Animation Co., Ltd.	2,700	138,967
	Toei Co., Ltd.	700	93,034
	Toell Co., Ltd.	1,900	12,083
	Toenec Corp.	2,000	70,824
	Togami Electric Manufacturing Co., Ltd.	1,000	14,124
	Toho Bank, Ltd. (The)	57,400	120,382
	Toho Co., Ltd.	3,400	101,067
#	Toho Co., Ltd.	2,500	41,385
	Toho Gas Co., Ltd.	4,700	205,104
	Toho Holdings Co., Ltd.	13,300	227,751
	Toho Titanium Co., Ltd.	3,900	20,944
*	Toho Zinc Co., Ltd.	3,500	47,989
	Tohoku Bank, Ltd. (The)	1,800	16,369
	Tohoku Electric Power Co., Inc.	17,800	168,213
	Tohoku Steel Co., Ltd.	900	11,908
	Tohokushinsha Film Corp.	5,700	32,798
	Tokai Carbon Co., Ltd.	46,500	405,702
	Tokai Corp.	2,700	54,212
	TOKAI Holdings Corp.	28,600	266,714
	Tokai Lease Co., Ltd.	1,100	13,286
	Tokai Rika Co., Ltd.	17,700	221,381
	Tokai Tokyo Financial Holdings, Inc.	55,700	120,271
	Token Corp.	1,910	121,401
	Tokio Marine Holdings, Inc.	18,800	793,829
	Tokushu Tokai Paper Co., Ltd.	2,300	94,183
	Tokuyama Corp.	21,100	494,202
*	Tokyo Base Co., Ltd.	1,800	4,656
	Tokyo Broadcasting System Holdings, Inc.	7,800	117,782
	Tokyo Century Corp.	7,600	427,463
#	Tokyo Dome Corp.	22,900	137,042
*	Tokyo Electric Power Co. Holdings, Inc.	83,700	223,248
	Tokyo Electron Device, Ltd.	1,800	55,478
	Tokyo Electron, Ltd.	6,000	1,660,303
	Tokyo Energy & Systems, Inc.	7,100	48,966
	Tokyo Gas Co., Ltd.	10,400	220,814
	Tokyo Individualized Educational Institute, Inc.	6,700	31,174
	Tokyo Keiki, Inc.	2,000	17,244
	Tokyo Kiraboshi Financial Group, Inc.	7,022	72,019
	Tokyo Ohka Kogyo Co., Ltd.	4,100	216,889
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	5,611
#	Tokyo Rakutenchi Co., Ltd.	900	32,436
*	Tokyo Rope Manufacturing Co., Ltd.	2,600	12,505
	Tokyo Sangyo Co., Ltd.	6,600	29,765
	Tokyo Seimitsu Co., Ltd.	8,200	262,041
	Tokyo Steel Manufacturing Co., Ltd.	28,400	160,402
	Tokyo Tatemono Co., Ltd.	47,300	505,542

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Tekko Co., Ltd.	2,300	$33,451
	Tokyo Theatres Co., Inc.	1,900	20,495
	Tokyu Construction Co., Ltd.	28,040	130,391
	Tokyu Corp.	17,000	189,193
	Tokyu Fudosan Holdings Corp.	114,843	438,878
	Tokyu Recreation Co., Ltd.	600	23,197
	Toli Corp.	10,700	24,488
	Tomato Bank, Ltd.	2,600	24,163
	Tomoe Corp.	5,400	16,402
	Tomoe Engineering Co., Ltd.	2,000	36,368
*	Tomoegawa Co., Ltd.	1,200	10,174
	Tomoku Co., Ltd.	2,200	35,112
	TOMONY Holdings, Inc.	38,500	117,420
	Tomy Co., Ltd.	26,400	198,080
	Tonami Holdings Co., Ltd.	1,300	69,520
	Topcon Corp.	33,400	218,524
	Toppan Forms Co., Ltd.	12,800	120,890
	Toppan Printing Co., Ltd.	20,200	302,827
	Topre Corp.	11,400	109,822
	Topy Industries, Ltd.	4,000	41,226
	Toray Industries, Inc.	148,900	644,522
	Torex Semiconductor, Ltd.	2,700	30,477
	Toridoll Holdings Corp.	11,600	121,242
	Torigoe Co., Ltd. (The)	4,100	35,134
	Torii Pharmaceutical Co., Ltd.	3,700	118,370
	Torishima Pump Manufacturing Co., Ltd.	4,500	36,025
	Tosei Corp.	8,900	68,898
	Toshiba Corp.	9,500	290,521
	Toshiba TEC Corp.	8,800	338,307
	Tosho Co., Ltd.	3,200	31,421
	Tosoh Corp.	51,200	687,213
	Totech Corp.	1,700	36,739
	Totetsu Kogyo Co., Ltd.	4,800	114,518
	TOTO, Ltd.	5,799	218,748
	Totoku Electric Co., Ltd.	500	10,024
	Tottori Bank, Ltd. (The)	2,400	24,733
	Toukei Computer Co., Ltd.	700	25,283
#	Tow Co., Ltd.	10,200	25,351
	Towa Bank, Ltd. (The)	9,200	55,373
	Towa Corp.	7,800	90,968
	Towa Pharmaceutical Co., Ltd.	5,100	91,735
	Toyo Construction Co., Ltd.	21,000	73,029
	Toyo Corp.	5,600	47,667
	Toyo Denki Seizo K.K.	1,200	11,782
*	Toyo Engineering Corp.	7,500	21,643
#	Toyo Gosei Co., Ltd.	1,400	115,725
	Toyo Ink SC Holdings Co., Ltd.	10,400	187,496
	Toyo Kanetsu K.K.	2,200	40,912
	Toyo Logistics Co., Ltd.	6,300	18,528
	Toyo Machinery & Metal Co., Ltd.	4,900	17,774
	Toyo Securities Co., Ltd.	14,000	13,195
	Toyo Seikan Group Holdings, Ltd.	25,200	276,027
	Toyo Tanso Co., Ltd.	3,500	52,786
	Toyo Tire Corp	33,000	439,082
	Toyo Wharf & Warehouse Co., Ltd.	1,500	19,912
	Toyobo Co., Ltd.	28,900	401,591
	Toyoda Gosei Co., Ltd.	20,200	396,092
	Toyota Boshoku Corp.	16,400	191,854
	Toyota Industries Corp.	4,800	243,855

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TPR Co., Ltd.	6,600	$80,215
#*	Traders Holdings Co., Ltd.	27,700	21,417
	Trancom Co., Ltd.	2,400	174,191
	Transaction Co., Ltd.	2,200	22,089
	Transcosmos, Inc.	1,300	31,461
	Trend Micro, Inc.	10,500	615,813
	Tri Chemical Laboratories, Inc.	1,400	139,111
	Trinity Industrial Corp.	2,000	11,401
	Trusco Nakayama Corp.	7,400	174,311
	TS Tech Co., Ltd.	11,700	296,774
	TSI Holdings Co., Ltd.	13,100	36,877
	Tsubaki Nakashima Co., Ltd.	14,500	96,595
	Tsubakimoto Chain Co.	7,100	166,645
	Tsubakimoto Kogyo Co., Ltd.	1,200	32,548
*	Tsudakoma Corp.	1,200	9,600
	Tsugami Corp.	14,000	128,915
	Tsukada Global Holdings, Inc.	5,000	10,413
	Tsukishima Kikai Co., Ltd.	6,600	71,037
	Tsukuba Bank, Ltd.	28,700	43,606
	Tsukui Corp.	16,000	68,922
	Tsumura & Co.	6,000	149,521
	Tsuruha Holdings, Inc.	2,500	346,664
	Tsurumi Manufacturing Co., Ltd.	4,800	81,839
	Tsutsumi Jewelry Co., Ltd.	1,500	26,177
#	Tsuzuki Denki Co., Ltd.	1,700	27,853
	TV Asahi Holdings Corp.	5,300	72,477
	Tv Tokyo Holdings Corp.	2,500	51,911
	TYK Corp.	5,500	14,028
	UACJ Corp.	10,100	170,497
	Ube Industries, Ltd.	33,900	553,659
	Uchida Yoko Co., Ltd.	2,300	139,241
	Uchiyama Holdings Co., Ltd.	3,100	8,148
	Ueki Corp.	200	4,615
	Ulvac, Inc.	10,200	302,589
*	Umenohana Co., Ltd.	800	7,240
	Unicharm Corp.	6,300	284,967
*	Uniden Holdings Corp.	1,300	19,801
	UNIMAT Retirement Community Co., Ltd.	1,200	10,927
	Union Tool Co.	1,200	29,243
	Unipres Corp.	13,400	100,312
	United Arrows, Ltd.	5,400	71,289
	United Super Markets Holdings, Inc.	11,400	137,347
	UNITED, Inc.	2,400	23,972
*	Unitika, Ltd.	18,800	56,505
#	Urbanet Corp. Co., Ltd.	3,300	8,014
	Usen-Next Holdings Co., Ltd.	2,700	29,312
	Ushio, Inc.	22,600	265,756
	USS Co., Ltd.	13,900	206,080
#*	UT Group Co., Ltd.	5,200	106,023
	Utoc Corp.	3,900	17,853
#	V Technology Co., Ltd.	2,400	77,018
	Valor Holdings Co., Ltd.	12,400	269,244
	Valqua, Ltd.	4,800	82,440
	Value HR Co., Ltd.	1,400	17,161
	ValueCommerce Co., Ltd.	2,700	79,988
#	V-Cube, Inc.	4,000	48,179
*	Vector, Inc.	4,800	33,166
	Vertex Corp.	2,060	33,605
*	Village Vanguard Co., Ltd.	1,200	10,883

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Vision, Inc.	3,000	$16,668
#*	Visionary Holdings Co., Ltd.	2,390	6,519
	Vital KSK Holdings, Inc.	11,600	111,670
	VT Holdings Co., Ltd.	25,500	75,478
	Wacoal Holdings Corp.	12,400	209,422
	Wacom Co., Ltd.	22,600	122,718
	Wakachiku Construction Co., Ltd.	3,700	39,234
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	10,940
	Wakita & Co., Ltd.	11,200	95,363
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	55,048
	Waseda Academy Co., Ltd.	2,000	17,618
	Watahan & Co., Ltd.	1,100	22,699
	WATAMI Co., Ltd.	4,400	32,358
	Watts Co., Ltd.	1,800	17,030
	WDB Holdings Co., Ltd.	1,400	33,222
	Weathernews, Inc.	900	32,831
	Welcia Holdings Co., Ltd.	3,530	323,167
	West Holdings Corp.	6,890	159,250
	Will Group, Inc.	3,100	15,899
	WIN-Partners Co., Ltd.	1,900	16,458
	Wood One Co., Ltd.	1,900	20,793
#	Workman Co., Ltd.	800	75,578
	World Holdings Co., Ltd.	2,600	35,132
	Wowow, Inc.	1,700	39,577
	Xebio Holdings Co., Ltd.	6,300	40,596
#	YAC Holdings Co., Ltd.	1,700	9,727
	Yachiyo Industry Co., Ltd.	900	3,211
	Yagi & Co., Ltd.	800	11,609
	Yahagi Construction Co., Ltd.	6,700	48,389
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	13,798
	Yakult Honsha Co., Ltd.	2,700	154,319
	YAKUODO Holdings Co., Ltd.	2,500	63,750
	YAMABIKO Corp.	8,100	66,045
	YAMADA Consulting Group Co., Ltd.	1,400	14,897
	Yamada Denki Co., Ltd.	60,200	261,184
	Yamagata Bank, Ltd. (The)	7,399	87,909
	Yamaguchi Financial Group, Inc.	50,300	297,015
	Yamaha Motor Co., Ltd.	61,400	895,338
	Yamaichi Electronics Co., Ltd.	3,200	38,097
	YA-MAN, Ltd.	5,800	52,491
	Yamanashi Chuo Bank, Ltd. (The)	7,300	54,453
	Yamatane Corp.	2,600	30,198
	Yamato Corp.	4,700	25,212
	Yamato Holdings Co., Ltd.	16,300	420,306
#	Yamato International, Inc.	3,200	9,869
	Yamato Kogyo Co., Ltd.	11,100	226,442
#	Yamaura Corp.	2,200	16,786
	Yamazaki Baking Co., Ltd.	13,200	221,499
	Yamazawa Co., Ltd.	900	14,310
	Yamazen Corp.	15,300	137,931
	Yaoko Co., Ltd.	3,700	294,040
	Yashima Denki Co., Ltd.	4,900	40,395
	Yaskawa Electric Corp.	7,200	239,381
	Yasuda Logistics Corp.	3,400	27,626
	Yasunaga Corp.	2,300	19,753
	Yellow Hat, Ltd.	9,400	123,379
	Yodogawa Steel Works, Ltd.	5,700	94,134
	Yokogawa Bridge Holdings Corp.	6,500	114,332
	Yokogawa Electric Corp.	39,400	605,188

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yokohama Reito Co., Ltd.	12,100	$96,304
	Yokohama Rubber Co., Ltd. (The)	40,200	514,204
	Yokowo Co., Ltd.	1,800	40,653
	Yondenko Corp.	1,100	23,136
	Yondoshi Holdings, Inc.	3,700	61,787
	Yorozu Corp.	5,900	56,390
	Yoshinoya Holdings Co., Ltd.	10,000	171,133
	Yotai Refractories Co., Ltd.	4,900	32,420
	Yuasa Trading Co., Ltd.	4,400	117,650
	Yuken Kogyo Co., Ltd.	700	9,917
#	Yumeshin Holdings Co., Ltd.	7,900	39,718
	Yurtec Corp.	10,600	60,888
	Yushin Precision Equipment Co., Ltd.	4,600	27,911
	Yushiro Chemical Industry Co., Ltd.	2,000	23,597
	Yutaka Giken Co., Ltd.	200	2,619
	Z Holdings Corp.	116,500	619,516
	Zaoh Co., Ltd.	800	10,575
	Zenitaka Corp. (The)	600	21,948
	Zenkoku Hosho Co., Ltd.	11,400	398,435
	Zenrin Co., Ltd.	5,700	55,944
	Zensho Holdings Co., Ltd.	10,400	188,273
	Zeon Corp.	40,100	385,614
	ZIGExN Co., Ltd.	9,400	25,279
	ZOZO, Inc.	13,700	370,590
	Zuiko Corp.	700	31,414
TOTAL JAPAN			288,734,746
NETHERLANDS — (3.8%)
	Aalberts NV	27,666	988,014
	ABN AMRO Bank NV	26,025	216,159
*	Accell Group NV	5,059	141,934
*	Adyen NV	277	464,808
	Aegon NV	214,942	629,864
	Aegon NV	76,768	222,627
	Akzo Nobel NV	16,598	1,563,958
*	Altice Europe NV	82,141	389,452
*	Altice Europe NV, Class B	3,103	14,738
#	AMG Advanced Metallurgical Group NV	6,267	111,672
	Amsterdam Commodities NV	4,113	91,357
	APERAM SA	13,547	385,880
*	Arcadis NV	20,168	414,221
*	ArcelorMittal SA	58,288	639,419
	ASM International NV	10,610	1,622,993
	ASML Holding NV	1,474	524,062
	ASML Holding NV	11,471	4,057,483
	ASR Nederland NV	40,203	1,298,845
*	Basic-Fit NV	9,132	237,677
	BE Semiconductor Industries NV	28,622	1,279,739
#*	Beter Bed Holding NV	3,857	10,962
*	Boskalis Westminster	19,683	371,790
#*	Brunel International NV	1,267	9,157
#	Coca-Cola European Partners P.L.C.	30,139	1,221,088
	Corbion NV	15,816	607,098
	Euronext NV	11,989	1,384,942
	Flow Traders	13,664	502,058
	ForFarmers NV	11,164	71,872
#*	Fugro NV	17,870	71,967
*	GrandVision NV	15,221	436,592
#*	Heijmans NV	6,603	46,381

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Hunter Douglas NV	1,198	$65,014
	IMCD NV	6,809	704,102
	ING Groep NV	182,241	1,270,745
	Intertrust NV	22,243	412,163
*	Just Eat Takeaway.com NV	5,495	590,704
*	Kendrion NV	4,270	58,753
	Koninklijke Ahold Delhaize NV	197,838	5,697,894
#*	Koninklijke BAM Groep NV	84,466	131,611
	Koninklijke DSM NV	15,226	2,330,581
#	Koninklijke KPN NV	629,613	1,658,656
*	Koninklijke Philips NV	16,602	857,840
*	Koninklijke Philips NV	15,815	818,396
	Koninklijke Vopak NV	14,905	814,823
*	Nederland Apparatenfabriek	1,294	63,311
	NN Group NV	21,581	789,910
*	OCI NV	19,329	230,312
*	Ordina NV	25,878	65,589
	PostNL NV	56,376	138,276
*	Prosus N.V.	11,347	1,104,369
	Randstad NV	33,352	1,606,478
	SBM Offshore NV	44,687	695,386
*	Signify NV	35,687	1,070,726
	Sligro Food Group NV	7,241	113,688
	TKH Group NV	11,860	467,738
*	TomTom NV	17,116	137,054
	Unilever NV	55,845	3,296,530
	Unilever NV	14,403	851,077
	Van Lanschot Kempen NV	3,124	54,068
	Wolters Kluwer NV	23,004	1,815,581
TOTAL NETHERLANDS			47,940,184
NEW ZEALAND — (0.6%)
*	a2 Milk Co., Ltd.	56,401	785,938
	Abano Healthcare Group, Ltd.	2,986	5,442
	Air New Zealand, Ltd.	201,351	179,242
#	Arvida Group, Ltd.	101,944	108,313
	Auckland International Airport, Ltd.	72,736	310,061
*	CBL Corp., Ltd.	8,101	3,193
	Chorus, Ltd.	129,413	639,426
#*	Comvita, Ltd.	3,935	7,776
	Contact Energy, Ltd.	48,151	187,314
	EBOS Group, Ltd.	18,896	273,854
*	Eroad, Ltd.	3,923	8,858
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	728,190
	Fletcher Building, Ltd.	149,957	337,082
*	Fonterra Co-operative Group, Ltd.	11,016	27,974
	Freightways, Ltd.	28,554	132,951
	Genesis Energy, Ltd.	71,072	137,836
#	Gentrack Group, Ltd.	5,468	4,649
	Hallenstein Glasson Holdings, Ltd.	9,781	22,307
	Heartland Group Holdings, Ltd.	101,356	88,621
	Infratil, Ltd.	107,828	346,272
#	Investore Property, Ltd.	32,045	42,400
	Kathmandu Holdings, Ltd.	112,029	84,715
	Mainfreight, Ltd.	12,273	383,591
	Mercury NZ, Ltd.	24,238	75,354
	Meridian Energy, Ltd.	28,632	92,962
	Metlifecare, Ltd.	46,591	182,561
	NEW Zealand King Salmon Investments, Ltd.	12,378	15,041

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	New Zealand Refining Co., Ltd. (The)	33,462	$15,811
*	NZME, Ltd.	18,597	2,982
	NZX, Ltd.	70,464	68,346
	Oceania Healthcare, Ltd.	27,338	18,328
	PGG Wrightson, Ltd.	9,143	17,060
#	Port of Tauranga, Ltd.	23,836	122,259
*	Restaurant Brands New Zealand, Ltd.	7,836	62,137
	Ryman Healthcare, Ltd.	23,391	207,618
	Sanford, Ltd.	19,210	82,992
#	Scales Corp., Ltd.	27,860	97,184
#	Skellerup Holdings, Ltd.	28,994	46,958
*	SKY Network Television, Ltd.	330,175	28,292
	Spark New Zealand, Ltd.	148,854	487,815
	Steel & Tube Holdings, Ltd.	26,145	9,671
	Summerset Group Holdings, Ltd.	59,063	308,859
*	Synlait Milk, Ltd.	9,559	43,751
	Tourism Holdings, Ltd.	28,830	36,040
*	TOWER, Ltd.	132,447	52,748
	Trustpower, Ltd.	7,314	32,212
	Vector, Ltd.	17,959	46,460
	Vista Group International, Ltd.	16,899	14,330
	Warehouse Group, Ltd. (The)	25,303	34,821
	Z Energy, Ltd.	105,160	196,731
TOTAL NEW ZEALAND			7,245,328
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	85,449	39,387
*	Adevinta ASA, Class B	3,392	54,297
	AF Gruppen ASA	5,581	107,251
*	Akastor ASA	34,023	22,575
	Aker ASA, Class A	1,789	76,202
#	Aker BP ASA	14,802	281,861
#*	Aker Solutions ASA	32,032	52,333
	American Shipping Co. ASA	14,670	42,966
	Atea ASA	17,327	201,186
	Austevoll Seafood ASA	22,138	187,120
#	Avance Gas Holding, Ltd.	10,487	24,563
#*	Axactor SE	15,198	11,421
#*	B2Holding ASA	87,665	45,216
*	Bakkafrost P/F	1,831	111,699
	Bonheur ASA	6,002	141,468
	Borregaard ASA	29,576	394,524
*	BW Energy, Ltd.	5,512	10,394
	BW LPG, Ltd.	22,221	92,000
	BW Offshore, Ltd.	27,016	94,090
*	DNB ASA	47,752	733,440
	DNO ASA	210,457	133,675
	Entra ASA	10,273	145,023
	Equinor ASA	97,963	1,468,773
	Equinor ASA, Sponsored ADR	3,101	46,236
	Europris ASA	35,896	176,470
#	FLEX LNG, Ltd.	9,540	52,895
#	Frontline, Ltd.	17,943	144,709
*	Gjensidige Forsikring ASA	4,661	95,820
	Grieg Seafood ASA	5,914	59,850
#	Hoegh LNG Holdings, Ltd.	11,854	14,341
#*	Kongsberg Automotive ASA	558,700	9,216
*	Kvaerner ASA	31,962	34,000
	Leroy Seafood Group ASA	13,669	79,246

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Mowi ASA	20,357	$369,708
*	NEL ASA	38,804	80,890
*	Nordic Semiconductor ASA	7,727	76,632
*	Norsk Hydro ASA	117,409	331,648
	Norway Royal Salmon ASA	1,206	29,953
#*	Norwegian Air Shuttle ASA	8,639	2,173
*	Norwegian Finans Holding ASA	33,922	253,412
	Norwegian Property ASA	1,195	1,513
	Ocean Yield ASA	15,119	37,045
*	Odfjell Drilling, Ltd.	26,164	32,671
*	Odfjell SE, Class A	3,280	7,451
*	Olav Thon Eiendomsselskap ASA	3,755	63,280
	Orkla ASA	17,331	170,465
*	Otello Corp. ASA	37,717	52,151
*	PGS ASA	89,474	31,904
*	Protector Forsikring ASA	15,499	74,825
#*	REC Silicon ASA	28,794	11,309
*	Salmar ASA	4,507	214,357
*	Sbanken ASA	22,150	159,781
	Scatec Solar ASA	13,859	241,573
*	Schibsted ASA, Class A	2,182	79,160
*	Schibsted ASA, Class B	2,783	91,034
	Selvaag Bolig ASA	9,716	54,110
*	Solon Eiendom ASA	3,787	12,376
*	SpareBank 1 SR-Bank ASA	50,194	398,087
	Stolt-Nielsen, Ltd.	7,288	65,617
*	Storebrand ASA	83,073	454,605
*	Subsea 7 SA	41,132	315,102
	Telenor ASA	23,788	367,734
#	TGS NOPEC Geophysical Co. ASA	28,530	424,685
*	Tomra Systems ASA	9,964	410,246
	Treasure ASA	11,954	13,741
*	Veidekke ASA	20,274	275,759
	Wilh Wilhelmsen Holding ASA, Class A	2,180	26,939
#*	XXL ASA	10,335	24,899
	Yara International ASA	10,096	425,888
TOTAL NORWAY			10,866,970
PORTUGAL — (0.2%)
#	Altri SGPS SA	17,850	88,307
*	Banco Comercial Portugues SA, Class R	1,456,963	168,024
*	Banco Espirito Santo SA	114,362	0
*	CTT-Correios de Portugal SA	26,952	71,967
	EDP - Energias de Portugal SA	67,830	340,920
	EDP Renovaveis SA	18,674	305,167
	Galp Energia SGPS SA	63,721	667,210
	Jeronimo Martins SGPS SA	27,162	455,405
#*	Mota-Engil SGPS SA	24,656	33,961
	Navigator Co. SA (The)	58,061	144,063
	NOS SGPS SA	86,892	384,000
	REN - Redes Energeticas Nacionais SGPS SA	25,119	72,260
	Semapa-Sociedade de Investimento e Gestao	7,457	67,082
*	Sonae Capital SGPS SA	22,088	12,464
	Sonae SGPS SA	248,597	173,791
TOTAL PORTUGAL			2,984,621
SINGAPORE — (1.0%)
	Accordia Golf Trust	210,700	102,065

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	AEM Holdings, Ltd.	25,700	$68,635
	Amara Holdings, Ltd.	40,200	9,929
	Ascendas India Trust	141,900	145,253
*	Banyan Tree Holdings, Ltd.	72,700	11,417
#	Best World International, Ltd.	53,300	9,807
	Boustead Projects, Ltd.	2,700	1,535
	Boustead Singapore, Ltd.	79,500	41,205
	Bukit Sembawang Estates, Ltd.	34,300	94,081
	CapitaLand, Ltd.	85,600	172,761
	Centurion Corp., Ltd.	37,000	9,425
	China Aviation Oil Singapore Corp., Ltd.	71,400	50,020
	China Sunsine Chemical Holdings, Ltd.	214,800	52,512
	Chip Eng Seng Corp., Ltd.	104,700	34,044
	Chuan Hup Holdings, Ltd.	81,300	11,612
	City Developments, Ltd.	32,100	192,235
	ComfortDelGro Corp., Ltd.	272,800	271,414
*	COSCO Shipping International Singapore Co., Ltd.	312,900	45,173
	CSE Global, Ltd.	79,800	27,901
	Dairy Farm International Holdings, Ltd.	20,000	85,933
	DBS Group Holdings, Ltd.	101,177	1,461,568
	Del Monte Pacific, Ltd.	53,748	5,122
	Delfi, Ltd.	70,200	38,462
*	Ezion Holdings, Ltd.	982,352	5,791
#*	Ezra Holdings, Ltd.	190,010	285
	Far East Orchard, Ltd.	39,600	27,943
	First Resources, Ltd.	102,800	103,071
	Food Empire Holdings, Ltd.	42,400	16,164
	Fragrance Group, Ltd.	64,000	5,409
	Fraser and Neave, Ltd.	43,400	43,265
	Frasers Property, Ltd.	85,400	72,247
	Frencken Group, Ltd.	61,500	52,695
	Fu Yu Corp., Ltd.	102,100	17,509
*	Gallant Venture, Ltd.	52,000	4,358
*	Geo Energy Resources, Ltd.	113,700	9,503
	GL, Ltd.	85,500	36,049
	Golden Agri-Resources, Ltd.	1,746,000	200,787
	Golden Energy & Resources, Ltd.	34,500	3,954
	Great Eastern Holdings, Ltd.	3,500	49,303
	GuocoLand, Ltd.	70,700	71,855
*	Halcyon Agri Corp., Ltd.	43,213	7,376
	Hanwell Holdings, Ltd.	88,400	13,283
	Haw Par Corp., Ltd.	29,200	197,451
	Hi-P International, Ltd.	51,800	48,564
	Ho Bee Land, Ltd.	39,400	58,529
	Hong Fok Corp., Ltd.	66,700	32,041
	Hong Leong Asia, Ltd.	59,600	20,480
	Hong Leong Finance, Ltd.	79,500	132,953
	Hongkong Land Holdings, Ltd.	92,300	351,589
	Hotel Grand Central, Ltd.	28,891	19,393
	Hour Glass, Ltd. (The)	49,200	24,224
	Hutchison Port Holdings Trust	1,246,300	135,141
*	Hyflux, Ltd.	78,700	1,033
	iFAST Corp., Ltd.	17,500	22,757
	IGG, Inc.	161,000	157,735
*	Indofood Agri Resources, Ltd.	119,900	25,070
	Japfa, Ltd.	182,930	88,167
	Jardine Cycle & Carriage, Ltd.	16,866	247,300
*	k1 Ventures, Ltd.	16,400	0
	Keppel Corp., Ltd.	92,900	365,831

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Keppel Infrastructure Trust	516,571	$205,529
	KSH Holdings, Ltd.	38,300	9,626
	Lian Beng Group, Ltd.	68,800	19,000
	Lum Chang Holdings, Ltd.	70,700	17,251
	Metro Holdings, Ltd.	98,700	53,465
#*	Midas Holdings, Ltd.	218,800	5,733
*	mm2 Asia, Ltd.	101,700	13,566
	NetLink NBN Trust	160,900	112,762
	Oversea-Chinese Banking Corp., Ltd.	137,201	859,394
	Oxley Holdings, Ltd.	188,056	29,578
	Pan-United Corp., Ltd.	47,875	10,139
	Penguin International, Ltd.	28,666	9,363
	Q&M Dental Group Singapore, Ltd.	44,700	15,108
	QAF, Ltd.	44,382	25,121
*	Raffles Education Corp., Ltd.	133,900	11,048
	Riverstone Holdings, Ltd.	41,600	114,427
	Roxy-Pacific Holdings, Ltd.	25,150	5,826
	SATS, Ltd.	95,100	190,621
	SBS Transit, Ltd.	6,200	12,859
	Sembcorp Industries, Ltd.	308,600	389,586
	Sheng Siong Group, Ltd.	98,700	122,355
	SIA Engineering Co., Ltd.	20,500	26,515
	SIIC Environment Holdings, Ltd.	190,400	28,464
	Sinarmas Land, Ltd.	175,900	22,349
	Sing Holdings, Ltd.	67,700	18,309
	Singapore Airlines, Ltd.	341,250	851,268
	Singapore Exchange, Ltd.	55,400	330,479
	Singapore Post, Ltd.	342,600	177,973
	Singapore Press Holdings, Ltd.	272,600	212,527
	Singapore Reinsurance Corp., Ltd.	60,800	12,182
	Singapore Telecommunications, Ltd.	217,800	395,279
	Singapore Telecommunications, Ltd.	32,500	59,193
	Stamford Land Corp., Ltd.	122,800	30,577
	StarHub, Ltd.	98,600	87,780
	Straits Trading Co., Ltd.	19,800	22,313
	Sunningdale Tech, Ltd.	49,000	36,170
*	Swiber Holdings, Ltd.	23,999	356
#	Tuan Sing Holdings, Ltd.	108,685	21,871
	UMS Holdings, Ltd.	71,875	52,751
	United Industrial Corp., Ltd.	6,800	10,374
	United Overseas Bank, Ltd.	50,870	716,225
	UOB-Kay Hian Holdings, Ltd.	66,943	57,801
	UOL Group, Ltd.	59,151	286,521
	Venture Corp., Ltd.	46,200	603,345
	Vicom, Ltd.	10,800	16,874
	Wee Hur Holdings, Ltd.	81,000	10,624
	Wing Tai Holdings, Ltd.	114,900	143,116
	XP Power, Ltd.	1,423	70,762
	Yangzijiang Shipbuilding Holdings, Ltd.	760,700	509,749
TOTAL SINGAPORE			12,655,318
SPAIN — (2.1%)
	Acciona SA	6,672	740,687
*	Acerinox SA	44,968	387,727
	ACS Actividades de Construccion y Servicios SA	43,465	1,008,237
*	Aena SME SA	4,633	604,074
	Alantra Partners SA	3,441	42,885
*	Almirall SA	13,405	148,366
	Amadeus IT Group SA	22,819	1,139,473

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Amper SA	166,633	$30,287
*	Applus Services SA	42,510	329,503
	Atresmedia Corp. de Medios de Comunicacion SA	12,702	34,477
*	Azkoyen SA	1,900	11,189
	Banco Bilbao Vizcaya Argentaria SA	250,085	778,694
	Banco de Sabadell SA	1,288,208	442,162
*	Banco Santander SA	693,511	1,487,215
	Bankia SA	346,671	441,703
	Bankinter SA	113,933	592,359
	Befesa SA	276	11,129
	CaixaBank SA	280,319	602,980
	Cellnex Telecom SA	10,331	650,175
	CIE Automotive SA	8,712	137,819
	Construcciones y Auxiliar de Ferrocarriles SA	2,098	72,020
	Ebro Foods SA	10,278	230,516
*	eDreams ODIGEO SA	7,637	15,999
	Elecnor SA	7,592	79,754
	Enagas SA	37,728	951,853
	Ence Energia y Celulosa SA	24,877	74,999
	Endesa SA	20,349	580,494
	Ercros SA	32,968	66,755
	Euskaltel SA	29,850	277,897
	Faes Farma SA	92,588	389,673
	Ferrovial SA	4,601	112,664
*	Fluidra SA	5,799	96,033
	Fomento de Construcciones y Contratas SA	6,849	59,014
	Global Dominion Access SA	32,538	106,497
	Grifols SA	11,967	348,664
	Grupo Catalana Occidente SA	5,481	129,413
#*	Grupo Empresarial San Jose SA	5,655	29,349
*	Grupo Ezentis SA	9,294	3,152
	Iberdrola SA	402,706	5,205,093
	Iberdrola SA	9,152	117,729
	Iberpapel Gestion SA	774	16,318
*	Indra Sistemas SA	31,444	237,443
	Industria de Diseno Textil SA	31,700	839,983
*	Liberbank SA	583,259	113,238
	Mapfre SA	167,424	303,173
*	Masmovil Ibercom SA	13,260	354,510
*	Mediaset Espana Comunicacion SA	58,553	191,526
*	Melia Hotels International SA	28,859	106,836
	Naturgy Energy Group SA	36,458	678,410
#*	Obrascon Huarte Lain SA	27,745	18,159
	Pharma Mar SA	1,866	198,023
*	Promotora de Informaciones SA, Class A	63,603	32,347
	Prosegur Cia de Seguridad SA	35,857	95,286
*	Quabit Inmobiliaria SA	21,153	9,031
*	Realia Business SA	45,114	34,823
	Red Electrica Corp. SA	35,355	689,238
	Repsol SA	85,740	676,124
	Sacyr SA	107,429	243,020
*	Solaria Energia y Medio Ambiente SA	7,125	108,058
*	Talgo SA	3,146	14,475
*	Tecnicas Reunidas SA	2,606	32,734
	Telefonica SA, Sponsored ADR	2,253	9,485
	Telefonica SA	398,142	1,667,425
*	Tubacex SA	25,843	33,135
*	Unicaja Banco SA	226,737	126,267
	Vidrala SA	5,114	560,781

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Viscofan SA	4,791	$351,029
*	Vocento SA	7,738	6,030
	Zardoya Otis SA	25,889	171,858
TOTAL SPAIN			26,487,474
SWEDEN — (3.4%)
*	AAK AB	21,762	385,533
	AcadeMedia AB	13,812	100,312
*	Adapteo Oyj	9,188	78,229
*	AddLife AB, Class B	11,140	155,885
*	AddNode Group AB	5,324	119,024
	AddTech AB, Class B	9,863	462,333
*	AF POYRY AB	17,697	454,278
*	Alfa Laval AB	41,354	979,603
#	Alimak Group AB	8,324	103,620
*	Arise AB	2,979	12,039
	Arjo AB, Class B	44,131	273,670
	Assa Abloy AB, Class B	12,751	281,494
	Atlas Copco AB, Class A	25,253	1,121,018
	Atlas Copco AB, Class B	14,445	559,060
	Atrium Ljungberg AB, Class B	5,609	86,774
*	Attendo AB	23,033	120,515
	Avanza Bank Holding AB	20,530	400,314
	Axfood AB	7,378	166,029
*	BE Group AB	2,614	9,318
	Beijer Alma AB	8,702	104,943
*	Beijer Electronics Group AB	6,458	28,277
	Beijer Ref AB	8,919	347,807
	Bergman & Beving AB	6,396	58,619
	Besqab AB	1,035	13,596
*	Bilia AB, Class A	33,505	324,194
	BillerudKorsnas AB	50,615	808,629
	BioGaia AB, Class B	3,627	231,849
*	Biotage AB	9,092	164,785
	Boliden AB	51,310	1,401,182
	Bonava AB, Class B	21,002	141,484
*	Bravida Holding AB	34,487	378,094
*	Bufab AB	8,811	114,560
*	Bulten AB	2,966	18,337
	Bure Equity AB	17,729	486,376
*	Byggmax Group AB	18,910	101,304
	Castellum AB	8,453	181,795
	Catena AB	3,861	159,389
*	Cavotec SA	8,277	17,612
	Clas Ohlson AB, Class B	8,494	95,596
*	Cloetta AB, Class B	60,701	167,829
#*	Collector AB	2,194	3,508
*	Coor Service Management Holding AB	4,123	32,834
	Dios Fastigheter AB	16,550	112,157
*	Dometic Group AB	47,882	467,455
*	Doro AB	5,800	25,295
*	Duni AB	9,006	88,344
	Dustin Group AB	12,279	74,592
	Eastnine AB	4,136	54,367
*	Elanders AB, Class B	1,369	10,163
#	Electrolux AB, Class B	30,114	565,952
*	Electrolux Professional AB, Class B	30,114	118,893
#	Elekta AB, Class B	21,330	219,818
#*	Eltel AB	14,557	32,177

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Enea AB	3,517	$73,039
	Epiroc AB, Class A	20,192	282,327
	Epiroc AB, Class B	11,238	153,010
*	Essity AB, Class A	1,061	34,949
*	Essity AB, Class B	33,701	1,111,944
	Fabege AB	18,006	230,929
*	Fagerhult AB	13,677	53,873
*	Fastighets AB Balder, Class B	7,208	298,511
#	FastPartner AB, Class A	5,997	47,906
*	Fingerprint Cards AB, Class B	19,879	36,918
	Getinge AB, Class B	20,588	497,295
*	Granges AB	25,022	202,111
*	Gunnebo AB	15,756	31,719
*	Haldex AB	9,561	35,118
	Hennes & Mauritz AB, Class B	37,777	588,844
#*	Hexagon AB, Class B	6,501	425,148
*	Hexpol AB	41,759	277,847
*	HIQ International AB	9,322	56,341
*	HMS Networks AB	752	16,842
#*	Hoist Finance AB	12,304	39,642
*	Holmen AB, Class B	10,168	350,432
	Hufvudstaden AB, Class A	8,902	115,607
*	Humana AB	8,389	50,560
	Husqvarna AB, Class A	7,516	71,369
	Husqvarna AB, Class B	62,729	600,316
	ICA Gruppen AB	3,974	195,216
*	Indutrade AB	10,578	535,726
#	International Petroleum Corp.	14,208	27,367
	Intrum AB	14,527	348,285
*	Inwido AB	16,779	157,214
#*	ITAB Shop Concept AB, Class B	2,085	3,395
	JM AB	17,307	513,401
	Klovern AB, Class B	92,370	148,514
*	KNOW IT AB	5,488	113,421
	Kungsleden AB	16,633	134,532
	Lagercrantz Group AB, Class B	15,291	308,997
	Lifco AB, Class B	5,335	407,615
	Lindab International AB	19,129	298,957
*	Loomis AB	24,059	574,875
	Lundin Energy AB	8,160	190,337
#*	Medivir AB, Class B	2,235	3,977
*	Mekonomen AB	10,277	87,480
	Millicom International Cellular SA	8,549	257,320
*	Modern Times Group MTG AB, Class B	19,257	262,676
	Momentum Group AB, Class B	4,954	79,631
	Mycronic AB	9,725	185,104
	NCC AB, Class B	5,480	95,174
*	Nederman Holding AB	5,462	71,892
*	Net Insight AB, Class B	19,401	4,760
*	New Wave Group AB, Class B	14,821	61,537
*	Nibe Industrier AB, Class B	12,755	306,899
*	Nobia AB	31,165	184,903
*	Nobina AB	39,899	251,310
*	Nolato AB, Class B	3,468	288,322
*	Nordic Entertainment Group AB, Class B	7,318	306,615
*	Nordic Waterproofing Holding A.S.	7,292	97,708
	NP3 Fastigheter AB	6,024	63,421
*	Nyfosa AB	31,889	238,681
*	OEM International AB, Class B	1,603	44,304

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Pandox AB	11,193	$141,303
*	Peab AB, Class B	57,999	544,392
	Platzer Fastigheter Holding AB, Class B	8,730	79,406
	Pricer AB, Class B	31,342	93,029
*	Proact IT Group AB	3,942	82,974
*	Qliro Group AB	33,776	25,835
*	Ratos AB, Class B	62,494	223,626
#*	RaySearch Laboratories AB	3,756	39,502
#*	Recipharm AB, Class B	16,642	267,661
	Resurs Holding AB	20,316	102,041
	Rottneros AB	22,228	20,524
	Sagax AB, Class B	10,830	164,065
#	Samhallsbyggnadsbolaget i Norden AB	127,297	347,042
*	Sandvik AB	40,388	754,792
#*	SAS AB	88,072	79,335
*	Scandi Standard AB	16,388	122,231
	Scandic Hotels Group AB	13,093	45,246
	Sectra AB, Class B	4,544	312,327
*	Securitas AB, Class B	41,478	618,456
*	Semcon AB	4,640	30,306
*	Sinch AB	333	26,099
#	Sintercast AB	448	7,462
*	Skandinaviska Enskilda Banken AB, Class A	78,203	756,620
*	Skandinaviska Enskilda Banken AB, Class C	1,001	10,155
*	Skanska AB, Class B	45,102	910,439
	SKF AB, Class A	2,637	49,014
	SKF AB, Class B	74,873	1,386,111
	SkiStar AB	10,368	121,574
	SSAB AB, Class A	2,180	6,403
*	SSAB AB, Class A	41,934	123,880
	SSAB AB, Class B, Share, Class B	12,326	35,014
*	SSAB AB, Class B	111,791	317,839
#*	Svenska Cellulosa AB SCA, Class A	2,239	27,308
*	Svenska Cellulosa AB SCA, Class B	54,248	658,832
*	Svenska Handelsbanken AB, Class A	60,068	566,469
*	Svenska Handelsbanken AB, Class B	1,480	15,492
	Sweco AB, Class B	13,082	753,713
*	Swedbank AB, Class A	32,068	520,728
*	Swedish Orphan Biovitrum AB	12,327	259,047
	Systemair AB	4,558	87,091
	Tele2 AB, Class B	38,860	551,323
	Telefonaktiebolaget LM Ericsson, Class B	35,061	407,937
	Telia Co. AB	281,819	1,098,172
	Thule Group AB	17,181	511,069
*	Trelleborg AB, Class B	39,255	609,654
	Troax Group AB	5,952	112,380
*	VBG Group AB, Class B	2,264	33,291
*	Volvo AB, Class A	26,300	454,001
*	Volvo AB, Class B	164,207	2,837,788
	Wallenstam AB, Class B	9,785	122,468
	Wihlborgs Fastigheter AB	21,978	370,375
TOTAL SWEDEN			43,394,864
SWITZERLAND — (5.2%)
	ABB, Ltd.	60,836	1,527,796
	Adecco Group AG	32,662	1,543,406
#*	Alcon, Inc.	20,324	1,219,034
	Allreal Holding AG	4,218	839,194
	ALSO Holding AG	1,645	433,996

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	ams AG	2,344	$39,428
*	APG SGA SA	313	58,266
*	Arbonia AG	12,911	147,462
*	Aryzta AG	163,610	103,775
*	Ascom Holding AG	5,979	68,342
*	Autoneum Holding AG	854	86,611
	Baloise Holding AG	9,807	1,496,301
	Banque Cantonale de Geneve	500	97,212
	Banque Cantonale Vaudoise	5,550	581,537
	Belimo Holding AG	87	691,142
	Bell Food Group AG	632	161,907
	Bellevue Group AG	2,601	68,243
	Berner Kantonalbank AG	1,225	297,922
	BKW AG	2,693	260,060
	Bobst Group SA	2,128	126,980
	Bossard Holding AG, Class A	2,664	456,200
	Bucher Industries AG	1,973	649,846
	Burckhardt Compression Holding AG	403	101,253
	Burkhalter Holding AG	843	54,757
*	Calida Holding AG	1,402	42,815
	Carlo Gavazzi Holding AG	117	20,552
	Cembra Money Bank AG	7,525	821,613
	Cicor Technologies, Ltd.	650	25,878
	Cie Financiere Richemont SA	18,359	1,139,747
	Cie Financiere Tradition SA	555	64,475
	Clariant AG	54,449	1,029,120
	Coltene Holding AG	1,138	96,228
	Conzzeta AG	328	304,212
	Credit Suisse Group AG	71,491	762,400
	Credit Suisse Group AG, Sponsored ADR	31,476	332,387
	Daetwyler Holding AG	859	174,501
	DKSH Holding AG	9,959	639,636
#	dormakaba Holding AG	602	337,130
*	Dottikon Es Holding AG	48	48,330
	EFG International AG	26,058	172,332
	Emmi AG	566	511,199
	EMS-Chemie Holding AG	737	636,451
	Energiedienst Holding AG	346	11,331
*	Evolva Holding SA	22,215	6,112
*	Feintool International Holding AG	721	35,606
#*	Fenix Outdoor International AG	573	63,801
*	Flughafen Zurich AG	4,044	512,693
	Forbo Holding AG	316	492,844
#*	GAM Holding AG	40,315	98,852
	Geberit AG	2,995	1,652,990
	Georg Fischer AG	1,075	987,707
	Givaudan SA	375	1,553,144
	Gurit Holding AG	111	198,066
	Helvetia Holding AG	9,409	852,704
*	Hiag Immobilien Holding AG	870	84,371
*	HOCHDORF Holding AG	269	21,449
	Huber & Suhner AG	4,158	323,697
	Hypothekarbank Lenzburg AG	7	32,171
	Implenia AG	3,739	164,460
*	Ina Invest Holding AG	748	15,536
	Inficon Holding AG	453	373,138
	Interroll Holding AG	152	359,501
	Intershop Holding AG	192	117,421
	Investis Holding SA	821	73,868

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	IWG P.L.C.	224,713	$675,551
	Julius Baer Group, Ltd.	37,018	1,625,086
*	Jungfraubahn Holding AG	867	118,638
	Kardex Holding AG	3,375	588,434
#*	Komax Holding AG	807	117,826
#	Kudelski SA	5,386	19,742
*	Kuehne + Nagel International AG	4,290	739,540
	LafargeHolcim, Ltd.	42,561	2,013,579
#*	Lastminute.com NV	1,394	30,968
	LEM Holding SA	86	134,567
	Liechtensteinische Landesbank AG	3,082	187,039
	Logitech International SA	19,106	1,393,751
#	Logitech International SA	9,093	665,789
	Luzerner Kantonalbank AG	797	331,046
*	MCH Group AG	114	1,918
*	Meier Tobler Group AG	721	7,188
	Metall Zug AG	47	64,289
*	Mikron Holding AG	1,918	10,554
	Mobilezone Holding AG	7,762	62,234
	Mobimo Holding AG	1,711	479,279
	OC Oerlikon Corp. AG	54,611	458,300
#	Orell Fuessli AG	12	1,168
	Orior AG	1,160	95,092
	Partners Group Holding AG	1,398	1,354,253
	Phoenix Mecano AG	139	50,619
	Plazza AG, Class A	201	61,761
	PSP Swiss Property AG	7,189	798,618
	Rieter Holding AG	320	26,236
	Romande Energie Holding SA	35	39,998
#	Schaffner Holding AG	178	34,212
#	Schindler Holding AG	2,515	629,389
#*	Schmolz + Bickenbach AG	119,472	21,585
	Schweiter Technologies AG	283	350,933
	SFS Group AG	4,476	422,808
	SGS SA	427	1,118,251
	SIG Combibloc Group AG	28,853	504,762
	Sika AG	10,331	2,270,052
*	Sonova Holding AG	4,149	938,106
	St Galler Kantonalbank AG	745	336,887
	Straumann Holding AG	321	317,983
	Sulzer AG	4,076	337,988
	Sunrise Communications Group AG	12,635	1,178,488
	Swatch Group AG (The)	4,735	992,681
	Swatch Group AG (The)	9,270	369,754
	Swiss Life Holding AG	2,631	961,477
	Swiss Prime Site AG	15,599	1,423,620
	Swiss Re AG	18,210	1,436,934
	Swisscom AG	5,200	2,764,139
	Swissquote Group Holding SA	2,546	238,175
#	Temenos AG	8,199	1,211,667
	Thurgauer Kantonalbank	103	11,747
	TX Group AG	707	51,862
	u-blox Holding AG	1,941	141,014
#*	UBS Group AG	132,413	1,546,584
	Valiant Holding AG	3,154	293,884
*	Valora Holding AG	987	161,670
	VAT Group AG	8,623	1,644,314
	Vaudoise Assurances Holding SA	240	121,128
*	Vetropack Holding AG	3,200	178,150

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vifor Pharma AG	6,395	$902,637
#*	Von Roll Holding AG	5,887	5,344
	Vontobel Holding AG	7,247	529,973
	VP Bank AG	977	125,607
	VZ Holding AG	2,505	197,767
*	V-ZUG Holding AG	470	38,030
	Walliser Kantonalbank	126	14,606
	Warteck Invest AG	23	53,810
#	Ypsomed Holding AG	385	56,518
	Zehnder Group AG	2,871	126,121
	Zug Estates Holding AG, Class B	44	93,949
	Zuger Kantonalbank AG	23	155,936
	Zurich Insurance Group AG	5,942	2,197,368
TOTAL SWITZERLAND			64,962,111
UNITED KINGDOM — (12.1%)
	3i Group P.L.C.	84,503	972,670
	4imprint Group P.L.C.	3,742	116,116
	A.G. Barr P.L.C.	16,244	91,261
	AA P.L.C.	92,061	28,533
	Admiral Group P.L.C.	17,663	550,816
#*	Afren P.L.C.	38,660	0
	Aggreko P.L.C.	76,852	385,634
	Air Partner P.L.C.	9,325	10,739
	Alliance Pharma P.L.C.	14,491	13,636
	Allied Minds P.L.C.	21,013	11,127
	Anglo American P.L.C.	130,011	3,147,316
	Anglo Pacific Group P.L.C.	44,965	69,969
	Anglo-Eastern Plantations P.L.C.	3,681	22,733
	Antofagasta P.L.C.	35,962	478,144
	Arrow Global Group P.L.C.	41,043	40,561
	Ascential P.L.C.	33,021	116,056
	Ashmore Group P.L.C.	65,852	336,878
	Ashtead Group P.L.C.	49,049	1,561,905
*	ASOS P.L.C.	5,832	255,113
	Associated British Foods P.L.C.	19,900	455,794
	Auto Trader Group P.L.C.	164,268	1,147,497
	Avast P.L.C.	26,237	196,718
	AVEVA Group P.L.C.	1,995	107,667
	Aviva P.L.C.	340,295	1,170,292
	Avon Rubber P.L.C.	5,568	242,471
	B&M European Value Retail SA	144,685	869,886
	Balfour Beatty P.L.C.	91,434	286,992
*	Bank of Georgia Group P.L.C.	7,070	71,923
	Barclays P.L.C., Sponsored ADR	113,659	595,573
	Barclays P.L.C.	152,565	197,800
	Barratt Developments P.L.C.	122,547	814,038
	Beazley P.L.C.	70,995	386,739
	Begbies Traynor Group P.L.C.	10,387	12,800
	Bellway P.L.C.	40,001	1,324,635
	Berkeley Group Holdings P.L.C.	23,683	1,374,108
	BHP Group P.L.C., ADR	75,901	3,317,633
	BHP Group P.L.C.	12,358	267,222
	Biffa P.L.C.	30,301	80,590
	Bloomsbury Publishing P.L.C.	10,127	27,114
	Bodycote P.L.C.	53,188	388,073
*	Boohoo Group P.L.C.	100,272	339,259
#	BP P.L.C., Sponsored ADR	254,160	5,601,684
	BP P.L.C.	511,686	1,853,073

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Braemar Shipping Services P.L.C.	6,415	$11,279
	Brewin Dolphin Holdings P.L.C.	48,153	164,802
	Britvic P.L.C.	52,617	546,895
	BT Group P.L.C.	1,438,972	1,849,007
	Bunzl P.L.C.	19,825	567,907
	Burberry Group P.L.C.	31,082	506,443
	Burford Capital, Ltd.	7,666	53,769
*	Cairn Energy P.L.C.	162,750	253,164
*	Capita P.L.C.	77,891	34,918
	Capital & Counties Properties P.L.C.	83,419	152,683
	Card Factory P.L.C.	111,232	62,723
	CareTech Holdings P.L.C.	11,897	66,210
	Carnival P.L.C., ADR	4,479	50,344
	Centamin P.L.C.	286,277	766,344
	Centrica P.L.C.	1,303,199	821,688
	Chesnara P.L.C.	23,799	89,342
	Cineworld Group P.L.C.	152,705	76,768
*	Circassia Group P.L.C.	29,532	9,260
	City of London Investment Group P.L.C.	7,175	37,825
	Clarkson P.L.C.	4,236	113,792
	Clipper Logistics P.L.C.	10,168	44,479
	Close Brothers Group P.L.C.	31,400	449,955
	CLS Holdings P.L.C.	26,474	67,516
	CMC Markets P.L.C.	13,684	57,412
	Coca-Cola HBC AG	13,883	361,427
	Compass Group P.L.C.	102,294	1,407,480
	Computacenter P.L.C.	24,302	627,756
*	Concentric AB	9,782	167,298
	ConvaTec Group P.L.C.	183,044	486,469
	Costain Group P.L.C.	29,107	23,143
	Countryside Properties P.L.C.	70,684	260,957
	Cranswick P.L.C.	9,017	419,978
	Crest Nicholson Holdings P.L.C.	69,001	168,438
	Croda International P.L.C.	10,918	814,841
	CVS Group P.L.C.	2,449	36,513
	Daily Mail & General Trust P.L.C., Class A	17,486	144,002
	Dart Group P.L.C.	13,505	113,807
	DCC P.L.C.	4,000	355,682
	De La Rue P.L.C.	30,988	52,257
*	Debenhams P.L.C.	140,138	0
	Dechra Pharmaceuticals P.L.C.	5,148	191,574
	Devro P.L.C.	60,589	129,098
	DFS Furniture P.L.C.	24,652	48,457
*	Dialog Semiconductor P.L.C.	17,913	839,671
*	Dignity P.L.C.	9,279	39,439
	Diploma P.L.C.	23,659	560,178
	Direct Line Insurance Group P.L.C.	172,861	668,917
	DiscoverIE Group P.L.C.	5,122	39,758
	Dixons Carphone P.L.C.	267,484	257,573
#	Domino's Pizza Group P.L.C.	83,305	346,460
	Drax Group P.L.C.	100,175	364,560
	DS Smith P.L.C.	229,150	774,897
	Dunelm Group P.L.C.	21,181	339,866
	easyJet P.L.C.	37,457	240,910
	Electrocomponents P.L.C.	133,391	1,142,642
	Elementis P.L.C.	65,114	54,322
	EMIS Group P.L.C.	7,994	103,983
*	EnQuest P.L.C.	385,681	66,433
	Equiniti Group P.L.C.	63,280	105,730

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Euromoney Institutional Investor P.L.C.	15,368	$159,296
	Evraz P.L.C.	44,279	163,963
	Experian P.L.C.	66,671	2,328,825
	FDM Group Holdings P.L.C.	12,138	146,979
	Ferguson P.L.C.	13,617	1,200,387
	Ferrexpo P.L.C.	122,170	282,695
	Fevertree Drinks P.L.C.	10,661	303,801
*	Firstgroup P.L.C.	399,229	185,488
	Forterra P.L.C.	60,604	122,111
*	Foxtons Group P.L.C.	38,161	17,765
*	Frasers Group P.L.C.	44,943	146,426
	Fresnillo P.L.C.	14,547	236,249
	G4S P.L.C.	472,272	877,360
	Galliford Try Holdings P.L.C.	31,809	39,424
	Games Workshop Group P.L.C.	6,452	740,554
	Gamma Communications P.L.C.	7,515	155,911
*	Gem Diamonds, Ltd.	29,324	9,220
	Genel Energy P.L.C.	24,692	46,216
	Glencore P.L.C.	657,917	1,505,678
	Go-Ahead Group P.L.C. (The)	17,444	142,893
	GoCo Group P.L.C.	52,665	70,259
	Grafton Group P.L.C.	30,844	258,240
	Grainger P.L.C.	97,337	369,128
	Greggs P.L.C.	45,157	702,257
	Gulf Keystone Petroleum, Ltd.	61,826	74,369
	Gym Group P.L.C. (The)	12,823	22,470
	H&T Group P.L.C.	3,000	12,501
	Halfords Group P.L.C.	61,248	117,346
	Halma P.L.C.	45,737	1,299,105
	Hargreaves Lansdown P.L.C.	22,581	512,470
	Hastings Group Holdings P.L.C.	59,373	161,514
	Hays P.L.C.	433,514	617,274
	Headlam Group P.L.C.	12,033	43,504
	Helical P.L.C.	31,554	126,641
	Henry Boot P.L.C.	3,282	10,762
	Highland Gold Mining, Ltd.	36,420	142,747
	Hill & Smith Holdings P.L.C.	18,971	299,091
	Hilton Food Group P.L.C.	11,038	158,992
	Hiscox, Ltd.	44,491	453,983
	Hochschild Mining P.L.C.	81,816	289,920
	Hollywood Bowl Group P.L.C.	17,863	31,653
	HomeServe P.L.C.	81,529	1,411,428
*	Horizon Discovery Group P.L.C.	7,750	9,853
	Hostelworld Group P.L.C.	2,529	1,995
	Howden Joinery Group P.L.C.	191,376	1,221,257
	HSBC Holdings P.L.C., Sponsored ADR	150,687	3,413,061
	Hunting P.L.C.	33,325	77,538
	Hyve Group P.L.C.	40,610	42,707
	Ibstock P.L.C.	71,243	147,463
	IG Group Holdings P.L.C.	73,746	704,836
	IMI P.L.C.	92,056	1,250,760
	Inchcape P.L.C.	133,755	749,305
*	Indivior P.L.C.	210,297	380,503
	Informa P.L.C.	86,785	411,500
#	InterContinental Hotels Group P.L.C., ADR	6,252	291,522
	InterContinental Hotels Group P.L.C.	4,909	226,113
	Intermediate Capital Group P.L.C.	33,198	581,104
	International Consolidated Airlines Group SA	96,938	208,933
	International Personal Finance P.L.C.	63,650	45,601

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Intertek Group P.L.C.	12,670	$891,069
	Investec P.L.C.	104,829	205,351
*	IP Group P.L.C.	151,319	131,498
	ITV P.L.C.	327,353	241,396
	J Sainsbury P.L.C.	294,799	718,525
	James Fisher & Sons P.L.C.	11,386	171,476
	James Halstead P.L.C.	1,678	10,824
	JD Sports Fashion P.L.C.	169,439	1,339,478
	John Laing Group P.L.C.	42,468	164,175
	John Menzies P.L.C.	25,276	35,796
	John Wood Group P.L.C.	152,980	380,269
	Johnson Matthey P.L.C.	32,315	943,617
	Johnson Service Group P.L.C.	8,230	9,912
	Jupiter Fund Management P.L.C.	88,403	261,468
*	Just Group P.L.C.	281,946	165,237
	Kainos Group P.L.C.	9,922	142,697
	KAZ Minerals P.L.C.	64,883	452,390
	Keller Group P.L.C.	17,172	125,706
#*	Kier Group P.L.C.	23,677	19,823
	Kin & Carta P.L.C.	20,775	14,283
	Kingfisher P.L.C.	379,157	1,198,170
*	Lamprell P.L.C.	41,997	14,434
	Lancashire Holdings, Ltd.	30,854	312,307
	Legal & General Group P.L.C.	512,955	1,420,003
*	Liberty Global P.L.C., Class A	3,806	89,078
*	Liberty Global P.L.C., Class C	9,330	212,351
	Liontrust Asset Management P.L.C.	7,244	116,797
	Lloyds Banking Group P.L.C.	3,680,410	1,253,954
	Lloyds Banking Group P.L.C., ADR	153,413	202,505
	London Stock Exchange Group P.L.C.	10,170	1,123,397
	Lookers P.L.C.	75,313	20,703
	LSL Property Services P.L.C.	15,412	38,603
	M&G P.L.C.	311,610	652,182
	Man Group P.L.C.	376,306	607,103
	Marks & Spencer Group P.L.C.	464,047	571,508
	Marshalls P.L.C.	69,132	536,061
	McBride P.L.C.	51,771	40,717
*	McCarthy & Stone P.L.C.	77,447	67,143
	Mears Group P.L.C.	24,782	44,720
	Meggitt P.L.C.	92,288	322,447
	Melrose Industries P.L.C.	324,115	357,893
#	Micro Focus International P.L.C., Sponsored ADR	27,103	101,094
	Micro Focus International P.L.C.	16,455	59,238
	Midwich Group P.L.C.	5,324	27,332
	Mitie Group P.L.C.	226,438	96,141
	MJ Gleeson P.L.C.	3,892	31,377
	Mondi P.L.C.	65,332	1,157,205
	Moneysupermarket.com Group P.L.C.	108,245	414,690
	Morgan Advanced Materials P.L.C.	106,612	303,539
	Morgan Sindall Group P.L.C.	10,265	139,544
	Morses Club P.L.C.	4,863	3,125
	Mortgage Advice Bureau Holdings, Ltd.	1,800	14,153
	Motorpoint group P.L.C.	7,562	24,491
	MP Evans Group P.L.C.	1,424	11,189
	N Brown Group P.L.C.	24,716	10,774
	National Express Group P.L.C.	140,758	280,069
	National Grid P.L.C.	6,526	76,563
#	National Grid P.L.C., Sponsored ADR	14,934	882,749
	Natwest Group P.L.C.	218,512	300,938

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Natwest Group P.L.C., Sponsored ADR	98,252	$271,175
	Next P.L.C.	9,979	704,337
*	Ninety One P.L.C.	52,414	147,564
	Norcros P.L.C.	17,708	36,226
	Numis Corp. P.L.C.	8,389	31,220
*	Ocado Group P.L.C.	16,623	445,327
	On the Beach Group P.L.C.	23,702	86,101
	OneSavings Bank P.L.C.	60,451	186,884
	Oxford Instruments P.L.C.	16,863	296,063
	Pagegroup P.L.C.	121,868	557,980
	Pan African Resources P.L.C.	286,130	92,457
	Paragon Banking Group P.L.C.	76,105	311,995
	PayPoint P.L.C.	11,734	92,624
	Pearson P.L.C.	100,456	690,253
	Pearson P.L.C., Sponsored ADR	38,817	271,719
*	Pendragon P.L.C.	410,508	44,168
	Pennon Group P.L.C.	72,742	1,005,148
*	Persimmon P.L.C.	44,772	1,397,791
*	Petra Diamonds, Ltd.	178,681	2,817
	Petrofac, Ltd.	37,629	68,554
#*	Petropavlovsk P.L.C.	595,412	279,230
	Pets at Home Group P.L.C.	89,971	367,365
*	Pharos Energy P.L.C.	69,861	12,758
	Phoenix Group Holdings P.L.C.	101,852	874,633
	Photo-Me International P.L.C.	91,911	54,284
	Plus500, Ltd.	18,314	283,882
	Polar Capital Holdings P.L.C.	5,107	31,465
	Polypipe Group P.L.C.	50,707	267,390
	Porvair P.L.C.	3,597	24,722
*	Premier Foods P.L.C.	291,640	328,617
	Premier Miton Group P.L.C.	1,993	2,586
*	Premier Oil P.L.C.	266,330	125,344
	Provident Financial P.L.C.	34,288	74,083
#	Prudential P.L.C., ADR	29,732	862,525
	PZ Cussons P.L.C.	40,997	101,806
	Quilter P.L.C.	297,352	565,981
	Rathbone Brothers P.L.C.	5,636	119,347
*	Raven Property Group, Ltd.	42,110	18,261
	Reach P.L.C.	80,674	65,049
	Redde Northgate P.L.C.	40,459	87,016
	Redrow P.L.C.	60,082	335,439
#	RELX P.L.C., Sponsored ADR	40,597	859,431
	RELX P.L.C.	22,194	471,345
	Renewi P.L.C.	222,148	72,933
	Renishaw P.L.C.	6,512	412,450
*	Renold P.L.C.	9,728	1,379
	Rentokil Initial P.L.C.	294,780	2,056,488
	Rhi Magnesita NV	3,146	102,509
	Rhi Magnesita NV	3,685	116,992
	Ricardo P.L.C.	7,238	32,587
	Rightmove P.L.C.	147,870	1,067,154
	Rio Tinto P.L.C.	24,424	1,486,742
#	Rio Tinto P.L.C., Sponsored ADR	64,997	3,967,417
	Robert Walters P.L.C.	10,939	59,697
*	Rockhopper Exploration P.L.C.	43,188	4,018
	Rolls-Royce Holdings P.L.C.	124,927	374,763
	Rotork P.L.C.	125,868	456,488
	Royal Dutch Shell P.L.C., Class A	42,002	613,888
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	23,054	687,240

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	119,901	$3,393,198
	Royal Dutch Shell P.L.C., Class B	133,850	1,878,782
	Royal Mail P.L.C.	203,642	425,850
	RPS Group P.L.C.	41,122	23,980
	RSA Insurance Group P.L.C.	116,006	647,481
	S&U P.L.C.	377	7,828
	Saga P.L.C.	204,926	40,824
	Sage Group P.L.C. (The)	49,050	465,478
	Savills P.L.C.	38,477	377,603
	Schroders P.L.C.	7,945	306,843
	Schroders P.L.C.	3,290	88,163
*	SDL P.L.C.	14,020	85,280
	Senior P.L.C.	97,428	66,167
	Severfield P.L.C.	44,779	34,878
	Severn Trent P.L.C.	23,750	756,850
	SIG P.L.C.	113,835	41,845
	Signature Aviation P.L.C.	111,516	337,550
	Smith & Nephew P.L.C., Sponsored ADR	1,231	49,006
	Smith & Nephew P.L.C.	31,617	624,039
	Smiths Group P.L.C.	29,902	526,767
	Softcat P.L.C.	23,174	382,046
	Spectris P.L.C.	18,340	615,652
	Speedy Hire P.L.C.	79,422	52,389
	Spirax-Sarco Engineering P.L.C.	7,791	1,041,151
	Spirent Communications P.L.C.	104,099	381,135
	SSE P.L.C.	88,935	1,508,546
	SSP Group P.L.C.	88,000	236,264
	St James's Place P.L.C.	76,722	938,359
	St. Modwen Properties P.L.C.	55,303	223,296
	Stagecoach Group P.L.C.	149,645	92,952
	Standard Chartered P.L.C.	227,241	1,136,175
	Standard Life Aberdeen P.L.C.	319,642	1,040,378
	SThree P.L.C.	31,635	104,997
	Stobart Group, Ltd.	30,787	10,235
*	Studio Retail Group P.L.C.	18,658	52,183
	STV Group P.L.C.	5,021	15,215
	Superdry P.L.C.	9,884	15,027
	Synthomer P.L.C.	30,517	115,311
	TalkTalk Telecom Group P.L.C.	84,632	76,860
	Tate & Lyle P.L.C.	87,484	744,608
	Taylor Wimpey P.L.C.	674,441	1,040,343
	Ted Baker P.L.C.	10,393	9,937
	Telecom Plus P.L.C.	10,516	184,861
	TEN Entertainment Group P.L.C.	3,146	5,470
	Tesco P.L.C.	565,925	1,597,234
#*	Thomas Cook Group P.L.C.	265,125	0
	Topps Tiles P.L.C.	62,658	34,827
	TP ICAP P.L.C.	88,727	382,979
	Travis Perkins P.L.C.	81,053	1,172,326
	TT Electronics P.L.C.	27,053	60,374
	TUI AG	17,393	65,812
#	TUI AG	20,624	77,964
	Tullow Oil P.L.C.	430,466	143,944
	Tyman P.L.C.	17,179	39,497
	U & I Group P.L.C.	32,804	29,008
	UDG Healthcare P.L.C.	10,131	94,064
#	Unilever P.L.C., Sponsored ADR	34,715	2,099,563
	Unilever P.L.C.	3,266	194,474
	United Utilities Group P.L.C.	68,285	800,816

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Urban & Civic P.L.C.	34,896	$107,874
	Vectura Group P.L.C.	170,435	220,671
	Vertu Motors P.L.C.	95,932	27,964
	Vesuvius P.L.C.	51,019	271,480
	Victrex P.L.C.	10,220	249,373
*	Virgin Money UK P.L.C.	296,084	335,751
	Vistry Group P.L.C.	59,582	479,036
	Vitec Group P.L.C. (The)	6,546	56,655
	Vodafone Group P.L.C.	1,582,603	2,378,412
	Vodafone Group P.L.C., Sponsored ADR	5,740	87,248
	Volex P.L.C.	8,917	15,745
	Volution Group P.L.C.	9,901	21,647
	Vp P.L.C.	2,866	27,408
	Watkin Jones P.L.C.	11,811	21,323
	Weir Group P.L.C (The)	9,122	141,842
	WH Smith P.L.C.	21,764	267,502
*	Whitbread P.L.C.	20,905	593,571
	Wilmington P.L.C.	1,608	2,761
	Wincanton P.L.C.	21,985	52,939
*	Wizz Air Holdings P.L.C.	2,207	92,558
	Wm Morrison Supermarkets P.L.C.	403,379	978,487
	WPP P.L.C.	147,315	1,092,531
*	Xaar P.L.C.	5,723	6,321
TOTAL UNITED KINGDOM			152,259,542
UNITED STATES — (0.1%)
*	Escrow Gcb Penn VA	4,002	0
*	Golden Star Resources, Ltd.	10,349	46,203
#	Ovintiv, Inc.	11,224	108,759
#	Ovintiv, Inc.	21,544	208,455
	Primo Water Corp.	48,298	686,315
*	Samsonite International SA	357,300	334,891
TOTAL UNITED STATES			1,384,623
TOTAL COMMON STOCKS			1,197,310,571
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	6,387	324,607
	Biotest AG	1,499	38,239
*	Draegerwerk AG & Co. KGaA	1,739	163,922
	Fuchs Petrolub SE	12,036	525,587
	Henkel AG & Co. KGaA	3,344	328,798
*	Jungheinrich AG	18,575	567,340
	Porsche Automobil Holding SE	13,444	760,970
	Sartorius AG	3,661	1,408,613
	Sixt SE	2,328	117,453
	STO SE & Co. KGaA	686	78,430
*	Volkswagen AG	21,506	3,147,984
TOTAL GERMANY			7,461,943
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	673	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	51,227	42,775

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

CANADA — (Continued)
*	Pan American Silver Corp. Rights 02/22/29	16,073	$13,421
TOTAL CANADA			56,196
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	185,181	10,632
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	10,331	43,201
SWITZERLAND — (0.0%)
*	Meier Tobler Group AG Rights 08/31/20	721	158
UNITED STATES — (0.0%)
*	Just Energy Group, Inc. Rights 08/28/20	219	64
TOTAL RIGHTS/WARRANTS			110,251
TOTAL INVESTMENT SECURITIES (Cost $1,221,427,360)			1,204,882,765

			Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§	The DFA Short Term Investment Fund	4,755,494	55,025,825
TOTAL INVESTMENTS — (100.0%)
(Cost $1,276,441,039)^^			$1,259,908,590
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$559,275	$78,248,330	—	$78,807,605
Austria	—	5,699,490	—	5,699,490
Belgium	589,536	10,696,846	—	11,286,382
Canada	127,082,309	439,394	—	127,521,703
China	—	686,874	—	686,874
Denmark	—	18,562,512	—	18,562,512
Finland	—	22,355,974	—	22,355,974
France	89,324	100,114,405	—	100,203,729
Germany	2,560,578	79,031,409	—	81,591,987
Hong Kong	—	32,000,885	—	32,000,885
Ireland	5,013,474	7,035,742	—	12,049,216
Israel	897,092	9,059,645	—	9,956,737
Italy	1,250,484	36,421,212	—	37,671,696
Japan	—	288,734,746	—	288,734,746
Netherlands	9,034,455	38,905,729	—	47,940,184
New Zealand	—	7,245,328	—	7,245,328
Norway	57,657	10,809,313	—	10,866,970
Portugal	—	2,984,621	—	2,984,621
Singapore	—	12,655,318	—	12,655,318
Spain	127,214	26,360,260	—	26,487,474
Sweden	602,242	42,792,622	—	43,394,864
Switzerland	3,817,360	61,144,751	—	64,962,111

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$27,306,116	$124,953,426	—	$152,259,542
United States	1,049,732	334,891	—	1,384,623
Preferred Stocks
Germany	—	7,461,943	—	7,461,943
Rights/Warrants
Canada	—	56,196	—	56,196
Hong Kong	—	10,632	—	10,632
Spain	—	43,201	—	43,201
Switzerland	—	158	—	158
United States	—	64	—	64
Securities Lending Collateral	—	55,025,825	—	55,025,825
TOTAL	$180,036,848	$1,079,871,742	—	$1,259,908,590

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,455,386	$40,808,513
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,971,282	22,531,756
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group Inc.	710,305	9,262,371
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,905,229)		$72,602,640

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $29,334)	29,334	29,334
TOTAL INVESTMENTS — (100.0%) (Cost $74,934,563)^^		$72,631,974
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$72,602,640	—	—	$72,602,640
Temporary Cash Investments	29,334	—	—	29,334
TOTAL	$72,631,974	—	—	$72,631,974

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.0%)
BELGIUM — (0.0%)
	Titan Cement International SA	2,095	$27,788
BRAZIL — (5.4%)
	AES Tiete Energia SA	140,293	407,710
	AES Tiete Energia SA	14,760	9,083
	Alliar Medicos A Frente SA	18,837	41,021
	Alupar Investimento SA	69,139	320,079
*	Anima Holding SA	15,000	82,641
	Arezzo Industria e Comercio SA	14,328	144,913
	Atacadao SA	84,533	363,635
#*	Azul SA, ADR	32,469	374,692
*	B2W Cia Digital	23,590	539,582
	B3 SA - Brasil Bolsa Balcao	125,531	1,526,619
	Banco Bradesco SA, ADR	489,394	2,065,244
	Banco Bradesco SA	144,781	575,344
	Banco BTG Pactual SA	27,039	447,942
	Banco do Brasil SA	110,874	713,719
	Banco Santander Brasil SA	91,509	524,332
	BB Seguridade Participacoes SA	177,922	949,204
	BR Malls Participacoes SA	226,537	429,923
	BR Properties SA	81,300	144,473
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,000	68,534
	Braskem SA, Sponsored ADR	32,252	283,495
*	BRF SA	61,349	243,441
	Camil Alimentos SA	40,653	95,933
	CCR SA	397,361	1,139,550
	Centrais Eletricas Brasileiras SA	39,182	277,460
	Cia Brasileira de Distribuicao	48,661	662,302
	Cia de Locacao das Americas	131,121	480,844
	Cia de Saneamento Basico do Estado de Sao Paulo	84,936	990,761
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	174,175
	Cia de Saneamento de Minas Gerais-COPASA	22,620	236,540
	Cia de Saneamento do Parana	151,350	889,262
	Cia de Saneamento do Parana	35,900	43,012
	Cia Energetica de Minas Gerais	34,769	81,449
	Cia Hering	22,800	64,686
	Cia Paranaense de Energia	7,300	92,878
#	Cia Siderurgica Nacional SA, Sponsored ADR	356,608	823,764
	Cia Siderurgica Nacional SA	89,742	210,741
	Cielo SA	449,277	462,493
	Cogna Educacao	464,320	736,995
	Construtora Tenda SA	27,523	176,274
*	Cosan Logistica SA	81,811	317,425
	Cosan SA	39,797	689,661
	CSU Cardsystem SA	25,900	68,318
	CVC Brasil Operadora e Agencia de Viagens SA	52,929	211,044
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,434	75,870
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,100	66,758
	Direcional Engenharia SA	46,496	144,126
	Duratex SA	136,852	422,371
*	EcoRodovias Infraestrutura e Logistica SA	80,044	222,798
	EDP - Energias do Brasil SA	97,712	347,650
*	Embraer SA, Sponsored ADR	70,575	407,923
	Enauta Participacoes SA	18,400	38,659
	Energisa SA	86,055	810,805

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Eneva SA	55,128	$532,305
	Engie Brasil Energia SA	52,911	468,298
	Equatorial Energia SA	310,375	1,518,987
	Even Construtora e Incorporadora SA	60,400	171,131
	Fleury SA	107,360	527,070
	Fras-Le SA	24,000	25,580
*	Gafisa SA	15,152	16,846
*	Gafisa SA	29,170	31,985
#	Gol Linhas Aereas Inteligentes SA, ADR	19,848	135,565
	Grendene SA	67,936	99,237
	Guararapes Confeccoes SA	48,436	165,738
	Hapvida Participacoes e Investimentos SA	8,362	104,418
*	Helbor Empreendimentos SA	199,681	114,070
	Iguatemi Empresa de Shopping Centers SA	18,700	120,268
	Industrias Romi SA	15,100	37,920
	Instituto Hermes Pardini SA	18,968	101,811
*	International Meal Co. Alimentacao SA, Class A	50,116	38,813
	Iochpe-Maxion SA	71,600	176,373
	IRB Brasil Resseguros SA	158,456	242,094
	Itau Unibanco Holding SA	78,939	376,797
	JBS SA	370,435	1,529,588
	JHSF Participacoes SA	113,941	201,385
	JSL SA	28,300	156,295
	Kepler Weber SA	6,872	57,568
	Klabin SA	393,819	1,559,709
*	Light SA	98,537	357,008
	Localiza Rent a Car SA	138,538	1,352,303
	LOG Commercial Properties e Participacoes SA	15,776	111,291
*	Log-in Logistica Intermodal SA	25,395	77,209
	Lojas Americanas SA	35,418	209,050
	Lojas Renner SA	236,125	1,861,733
	M Dias Branco SA	25,598	191,768
	Magazine Luiza SA	216,895	3,355,780
	Mahle-Metal Leve SA	22,637	79,195
	Marcopolo SA	67,500	35,713
*	Marfrig Global Foods SA	84,700	233,972
*	Marisa Lojas SA	55,309	86,517
*	Mills Estruturas e Servicos de Engenharia SA	79,911	117,342
*	Minerva SA	13,600	35,404
	Movida Participacoes SA	27,751	88,575
	MRV Engenharia e Participacoes SA	130,641	479,334
	Natura & Co. Holding SA	192,624	1,736,978
	Odontoprev SA	95,732	253,619
*	Omega Geracao SA	24,093	182,895
*	Paranapanema SA	6,366	15,741
*	Petro Rio SA	27,600	209,465
	Petrobras Distribuidora SA	119,731	521,014
#	Petroleo Brasileiro SA, Sponsored ADR	94,950	809,923
	Petroleo Brasileiro SA, Sponsored ADR	205,156	1,778,703
	Petroleo Brasileiro SA	1,047,556	4,558,477
	Porto Seguro SA	47,191	488,777
	Portobello SA	45,000	37,007
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	21,001
	Qualicorp Consultoria e Corretora de Seguros SA	122,481	657,421
	Raia Drogasil SA	58,499	1,391,672
*	Restoque Comercio e Confeccoes de Roupas SA	10,159	10,847
*	Rumo SA	208,726	889,071
	Sao Carlos Empreendimentos e Participacoes SA	8,500	63,874
	Sao Martinho SA	120,631	495,099

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ser Educacional SA	13,385	$40,105
	SLC Agricola SA	30,400	135,200
	Smiles Fidelidade SA	36,500	106,844
	Sul America SA	87,702	852,383
*	Suzano SA	149,354	1,202,494
*	Suzano SA, Sponsored ADR	597	4,781
*	Tecnisa SA	24,371	53,399
	Tegma Gestao Logistica SA	22,188	110,971
	Telefonica Brasil SA, ADR	27,663	279,120
*	Terra Santa Agro SA	1,900	6,119
	TIM Participacoes SA, ADR	8,526	127,378
	TIM Participacoes SA	246,832	745,244
	TOTVS SA	129,300	640,235
	Transmissora Alianca de Energia Eletrica SA	118,153	655,934
	Trisul SA	43,752	114,820
*	Tupy SA	35,800	124,902
	Ultrapar Participacoes SA	97,988	355,770
#	Ultrapar Participacoes SA, Sponsored ADR	43,722	157,399
	Unipar Carbocloro SA	6,533	38,210
	Usinas Siderurgicas de Minas Gerais SA Usiminas	41,700	68,347
	Vale SA, Sponsored ADR	214,322	2,494,713
	Vale SA	1,202,234	13,991,548
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	61,190
*	Via Varejo SA	150,184	561,979
*	Vulcabras Azaleia SA	46,309	45,896
	WEG SA	115,953	1,497,050
	Wiz Solucoes e Corretagem de Seguros SA	25,000	49,554
	YDUQS Participacoes SA	155,879	1,012,688
TOTAL BRAZIL			78,556,055
CANADA — (0.0%)
	Atlas Corp.	49,382	351,106
CHILE — (0.7%)
	AES Gener SA	1,099,628	188,534
	Aguas Andinas SA, Class A	905,121	318,190
	Banco de Chile, ADR	15,877	295,317
	Banco de Credito e Inversiones SA	7,062	251,861
	Banco Santander Chile, ADR	15,160	259,388
	Besalco SA	205,938	115,610
*	CAP SA	30,941	232,963
	Cencosud SA	393,236	685,122
	Cia Pesquera Camanchaca SA	88,516	6,600
*	Cia Sud Americana de Vapores SA	6,131,591	159,149
	Colbun SA	1,932,355	349,660
	Embotelladora Andina SA, ADR, Class B	12,656	184,778
	Empresa Nacional de Telecomunicaciones SA	89,447	637,800
	Empresas CMPC SA	132,896	294,384
	Empresas COPEC SA	37,172	303,441
	Empresas Hites SA	72,367	12,427
	Enel Americas SA, ADR	200,074	1,514,556
	Enel Americas SA	2,676,676	415,294
	Enel Chile SA, ADR	159,898	668,371
	Engie Energia Chile SA	186,876	267,826
	Falabella SA	52,767	188,190
	Forus SA	49,232	65,908
	Grupo Security SA	634,725	127,438
	Hortifrut SA	9,628	11,264

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Inversiones Aguas Metropolitanas SA	269,993	$235,378
	Inversiones La Construccion SA	12,479	88,187
	Itau CorpBanca Chile SA	31,741,013	112,322
	Itau CorpBanca Chile SA, ADR	4,431	22,820
#*	Latam Airlines Group SA, Sponsored ADR	13,037	23,075
*	Masisa SA	1,158,148	20,193
	Molibdenos y Metales SA	3,068	22,305
	Multiexport Foods SA	327,691	105,212
	Parque Arauco SA	199,176	340,703
	PAZ Corp. SA	103,525	84,783
	Plaza SA	36,124	63,892
	Ripley Corp. SA	438,035	149,857
	Salfacorp SA	182,054	106,290
	Sigdo Koppers SA	166,984	195,204
	SMU SA	443,423	79,078
	Sociedad Matriz SAAM SA	2,661,545	193,360
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	20,736	633,485
	Socovesa SA	166,772	46,692
	SONDA SA	242,411	195,322
TOTAL CHILE			10,272,229
CHINA — (32.4%)
	360 Security Technology, Inc., Class A	15,500	43,115
	361 Degrees International, Ltd.	365,000	51,374
*	3SBio, Inc.	501,500	610,293
*	51job, Inc., ADR	8,245	559,671
*	58.com, Inc., ADR	22,578	1,250,144
	AAC Technologies Holdings, Inc.	311,000	2,451,914
	AAG Energy Holdings, Ltd.	183,860	25,407
	AECC Aero-Engine Control Co., Ltd., Class A	5,700	14,934
	Agile Group Holdings, Ltd.	760,749	965,335
	Agricultural Bank of China, Ltd., Class H	6,482,000	2,300,768
	Aier Eye Hospital Group Co., Ltd., Class A	31,969	207,677
	Air China, Ltd., Class H	716,000	444,880
	Aisino Corp., Class A	16,000	40,056
	Ajisen China Holdings, Ltd.	284,000	45,433
	AKM Industrial Co., Ltd.	70,000	9,430
*	Alibaba Group Holding, Ltd., Sponsored ADR	163,581	41,062,103
*	Alibaba Health Information Technology, Ltd.	274,000	758,456
*	Aluminum Corp. of China, Ltd., ADR	4,838	30,963
*	Aluminum Corp. of China, Ltd., Class H	1,112,000	286,833
	AMVIG Holdings, Ltd.	138,000	23,874
	Angang Steel Co., Ltd., Class H	771,200	216,338
	Anhui Conch Cement Co., Ltd., Class H	485,500	3,671,422
	Anhui Expressway Co., Ltd., Class H	148,000	71,058
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	19,000	14,155
	Anhui Jinhe Industrial Co., Ltd., Class A	5,605	24,063
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	15,600	20,964
	ANTA Sports Products, Ltd.	252,000	2,392,233
#*	Anton Oilfield Services Group	1,034,000	60,245
*	Aowei Holdings, Ltd.	78,000	13,226
	Apeloa Pharmaceutical Co., Ltd., Class A	17,000	58,060
	APT Satellite Holdings, Ltd.	146,000	45,246
	Asia Cement China Holdings Corp.	279,500	316,652
	Asymchem Laboratories Tianjin Co., Ltd., Class A	700	21,910
	Ausnutria Dairy Corp., Ltd.	217,000	363,626
	Autobio Diagnostics Co., Ltd., Class A	1,500	34,971
	Avary Holding Shenzhen Co., Ltd., Class A	6,700	48,873
	AVIC Aircraft Co., Ltd., Class A	6,700	22,765

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Avic Capital Co., Ltd., Class A	79,700	$54,144
*	AVIC Electromechanical Systems Co., Ltd., Class A	10,600	15,571
*	AVIC International Holding HK, Ltd.	1,469,171	24,653
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	4,300	26,850
	AviChina Industry & Technology Co., Ltd., Class H	980,000	583,478
	AVICOPTER PLC, Class A	3,600	26,564
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,200	21,578
	BAIC Motor Corp., Ltd., Class H	936,000	456,453
*	Baidu, Inc., Sponsored ADR	28,368	3,387,139
	BAIOO Family Interactive, Ltd.	254,000	38,694
	Bank of Beijing Co., Ltd., Class A	244,700	169,297
	Bank of Changsha Co., Ltd., Class A	54,996	67,270
	Bank of China, Ltd., Class H	12,256,356	4,081,474
	Bank of Chongqing Co., Ltd., Class H	211,000	110,275
	Bank of Communications Co., Ltd., Class H	1,844,580	1,023,901
	Bank of Guiyang Co., Ltd., Class A	33,817	37,001
	Bank of Hangzhou Co., Ltd., Class A	47,000	63,581
	Bank of Jiangsu Co., Ltd., Class A	146,400	126,851
	Bank of Nanjing Co., Ltd., Class A	176,400	196,032
	Bank of Ningbo Co., Ltd., Class A	117,326	486,662
	Bank of Shanghai Co., Ltd., Class A	164,400	195,094
	Bank of Tianjin Co., Ltd., Class H	45,000	18,115
	Bank of Zhengzhou Co., Ltd., Class H	78,100	18,754
	Baoshan Iron & Steel Co., Ltd., Class A	178,000	125,534
*	Baoye Group Co., Ltd., Class H	98,000	83,006
#*	Baozun, Inc., Sponsored ADR	17,140	720,908
	BBMG Corp., Class H	1,120,282	245,950
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	4,700	13,973
*	Beijing BDStar Navigation Co., Ltd., Class A	4,400	29,271
	Beijing Capital Co., Ltd., Class A	145,700	68,916
	Beijing Capital Development Co., Ltd., Class A	11,300	10,925
	Beijing Capital International Airport Co., Ltd., Class H	948,000	624,509
	Beijing Capital Land, Ltd., Class H	868,000	168,162
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	25,250	149,392
	Beijing E-Hualu Information Technology Co., Ltd., Class A	7,300	52,456
	Beijing Enlight Media Co., Ltd., Class A	9,200	17,556
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	33,452
*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	13,401
	Beijing Enterprises Water Group, Ltd.	2,278,000	968,124
*	Beijing Gas Blue Sky Holdings, Ltd.	2,280,000	42,667
*	Beijing Jetsen Technology Co., Ltd., Class A	21,600	15,985
	Beijing Jingneng Clean Energy Co., Ltd., Class H	482,000	133,137
	Beijing Kunlun Tech Co., Ltd., Class A	3,300	12,755
	Beijing New Building Materials PLC, Class A	18,754	82,798
	Beijing North Star Co., Ltd., Class H	524,000	112,990
	Beijing Orient Landscape & Environment Co., Ltd., Class A	28,800	20,935
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	17,102	134,337
	Beijing Originwater Technology Co., Ltd., Class A	18,700	22,983
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	66,700	57,622
*	Beijing Shougang Co., Ltd., Class A	27,900	17,530
	Beijing Sinnet Technology Co., Ltd., Class A	11,200	42,015
	Beijing Tiantan Biological Products Corp., Ltd., Class A	16,920	120,517
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	37,793
*	Berry Genomics Co., Ltd., Class A	2,300	29,617
#	Best Pacific International Holdings, Ltd.	134,000	18,085
	Betta Pharmaceuticals Co., Ltd., Class A	1,300	25,778
	Better Life Commercial Chain Share Co., Ltd., Class A	10,900	21,799
	BII Railway Transportation Technology Holdings Co., Ltd.	116,000	5,697

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Bitauto Holdings, Ltd., ADR	14,158	$224,829
*	Bohai Leasing Co., Ltd., Class A	90,400	39,789
	Bosideng International Holdings, Ltd.	1,540,000	445,390
*	Boyaa Interactive International, Ltd.	202,000	19,578
	Bright Dairy & Food Co., Ltd., Class A	21,269	57,479
	Brilliance China Automotive Holdings, Ltd.	1,200,000	1,225,382
	BTG Hotels Group Co., Ltd., Class A	9,900	25,074
	BYD Co., Ltd., Class H	204,000	1,922,023
	BYD Electronic International Co., Ltd.	340,500	1,195,367
	C C Land Holdings, Ltd.	726,187	163,050
	C&S Paper Co., Ltd., Class A	14,200	49,662
	CA Cultural Technology Group, Ltd.	208,000	57,991
	Cabbeen Fashion, Ltd.	64,000	16,105
	Caitong Securities Co., Ltd., Class A	23,900	57,277
	Canvest Environmental Protection Group Co., Ltd.	148,000	67,024
*	Capital Environment Holdings, Ltd.	1,962,000	33,212
#*	CAR, Inc.	278,000	84,288
	Carrianna Group Holdings Co., Ltd.	248,000	16,976
*	CCOOP Group Co., Ltd., Class A	34,900	21,768
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,700
	CECEP Solar Energy Co., Ltd., Class A	40,500	28,281
	CECEP Wind-Power Corp., Class A	32,400	14,337
	Central China Real Estate, Ltd.	432,194	213,122
#	Central China Securities Co., Ltd., Class H	387,000	79,477
*	Century Sunshine Group Holdings, Ltd.	680,000	5,089
#*	CGN New Energy Holdings Co., Ltd.	766,000	138,430
	CGN Power Co., Ltd., Class H	2,116,000	445,302
	Chacha Food Co., Ltd., Class A	5,000	41,504
	Changjiang Securities Co., Ltd., Class A	49,100	60,709
	Changsha Jingjia Microelectronics Co., Ltd., Class A	1,400	15,193
*	Changshouhua Food Co., Ltd.	110,000	38,659
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,100	66,191
	Chaowei Power Holdings, Ltd.	282,000	149,463
	Chaozhou Three-Circle Group Co., Ltd., Class A	8,300	34,044
	Cheetah Mobile, Inc., ADR	18,932	46,951
	Chengdu Hongqi Chain Co., Ltd., Class A	14,000	20,128
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	3,200	21,904
	Chengdu Xingrong Environment Co., Ltd., Class A	61,400	44,873
	China Aerospace International Holdings, Ltd.	784,000	49,579
*	China Aerospace Times Electronics Co., Ltd., Class A	82,000	87,273
	China Aircraft Leasing Group Holdings, Ltd.	136,500	105,047
	China Aoyuan Group, Ltd.	642,000	809,620
	China Baoan Group Co., Ltd., Class A	20,100	24,082
	China BlueChemical, Ltd., Class H	973,143	143,306
*	China Chengtong Development Group, Ltd.	1,142,000	29,514
	China Cinda Asset Management Co., Ltd., Class H	2,483,000	468,262
	China CITIC Bank Corp., Ltd., Class H	1,704,000	743,498
	China Coal Energy Co., Ltd., Class H	901,000	223,299
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,898
	China Communications Construction Co., Ltd., Class H	1,011,000	588,929
	China Communications Services Corp., Ltd., Class H	940,800	609,898
	China Conch Venture Holdings, Ltd.	380,000	1,634,646
	China Construction Bank Corp., Class H	20,333,990	14,826,132
*	China CSSC Holdings, Ltd., Class A	5,500	16,330
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	97,174
#*	China Dili Group	828,585	213,756
	China Distance Education Holdings, Ltd., ADR	15,985	139,389
	China Dongxiang Group Co., Ltd.	1,381,000	174,631
*	China Dynamics Holdings, Ltd.	980,000	5,456

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Eastern Airlines Corp., Ltd., ADR	4,656	$82,504
#	China Eastern Airlines Corp., Ltd., Class H	508,000	180,592
	China Electronics Huada Technology Co., Ltd.	270,000	31,810
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	36,193
	China Energy Engineering Corp., Ltd., Class H	676,000	71,567
	China Everbright Bank Co., Ltd., Class H	879,000	330,343
	China Everbright Greentech Ltd.	302,000	132,489
	China Everbright International, Ltd.	1,357,592	839,267
	China Everbright, Ltd.	498,000	798,036
#	China Evergrande Group	701,000	1,969,251
	China Film Co., Ltd., Class A	11,100	23,124
*	China Financial Services Holdings, Ltd.	182,000	3,662
	China Foods, Ltd.	436,000	155,922
	China Fortune Land Development Co., Ltd., Class A	81,809	203,432
	China Galaxy Securities Co., Ltd., Class H	813,000	486,312
	China Gas Holdings, Ltd.	800,200	2,406,781
	China Gezhouba Group Co., Ltd., Class A	64,800	61,935
	China Glass Holdings, Ltd.	200,000	10,473
*	China Grand Automotive Services Group Co., Ltd., Class A	74,000	41,293
	China Greatwall Technology Group Co., Ltd., Class A	20,200	53,087
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	10,210
	China Hanking Holdings, Ltd.	191,000	40,667
	China Harmony Auto Holding, Ltd.	382,000	172,153
*	China High Precision Automation Group, Ltd.	73,000	2,155
	China High Speed Transmission Equipment Group Co., Ltd.	148,000	90,269
	China Hongqiao Group, Ltd.	759,000	435,915
	China Huarong Asset Management Co., Ltd., Class H	3,661,000	416,114
*	China Huiyuan Juice Group, Ltd.	159,000	7,193
#*	China International Capital Corp., Ltd., Class H	306,400	724,625
	China International Marine Containers Group Co., Ltd., Class H	225,600	215,449
	China Jinmao Holdings Group, Ltd.	1,229,120	836,923
	China Jushi Co., Ltd., Class A	35,600	70,532
	China Lesso Group Holdings, Ltd.	563,000	1,089,238
#	China Life Insurance Co., Ltd., ADR	32,164	369,243
	China Life Insurance Co., Ltd., Class H	698,000	1,601,150
	China Lilang, Ltd.	206,000	110,629
#*	China Logistics Property Holdings Co., Ltd.	279,000	131,683
*	China Longevity Group Co., Ltd.	30,000	995
	China Longyuan Power Group Corp., Ltd., Class H	1,122,000	803,775
#*	China Lumena New Materials Corp.	23,400	0
	China Machinery Engineering Corp., Class H	491,000	119,213
#	China Maple Leaf Educational Systems, Ltd.	570,000	197,482
	China Medical System Holdings, Ltd.	718,000	871,828
	China Meheco Co., Ltd., Class A	15,100	35,184
	China Meidong Auto Holdings, Ltd.	188,000	525,442
	China Mengniu Dairy Co., Ltd.	737,000	3,458,348
	China Merchants Bank Co., Ltd., Class H	1,123,598	5,243,815
	China Merchants Land, Ltd.	652,000	108,565
	China Merchants Port Holdings Co., Ltd.	661,731	757,122
#*	China Merchants Securities Co., Ltd., Class H	61,800	75,645
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	52,500	128,246
*	China Metal Recycling Holdings, Ltd.	130,581	0
	China Minsheng Banking Corp., Ltd., Class H	1,603,020	1,009,663
	China Mobile, Ltd.	578,500	3,948,919
	China Mobile, Ltd., Sponsored ADR	315,413	10,742,967
*	China Modern Dairy Holdings, Ltd.	1,337,000	184,913
	China Molybdenum Co., Ltd., Class H	882,000	358,248
	China National Accord Medicines Corp., Ltd., Class A	7,600	54,222
	China National Building Material Co., Ltd., Class H	1,876,000	2,913,398

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Chemical Engineering Co., Ltd., Class A	39,300	$32,430
	China National Medicines Corp., Ltd., Class A	13,200	83,182
	China New Town Development Co., Ltd.	416,254	6,884
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	15,100	26,931
#*	China Oceanwide Holdings, Ltd.	728,000	16,003
*	China Oil & Gas Group, Ltd.	2,350,000	69,884
	China Oilfield Services, Ltd., Class H	714,000	557,092
	China Oriental Group Co., Ltd.	678,000	196,323
	China Overseas Grand Oceans Group, Ltd.	965,250	583,699
	China Overseas Land & Investment, Ltd.	1,510,000	4,601,207
	China Overseas Property Holdings, Ltd.	577,000	602,696
	China Pacific Insurance Group Co., Ltd., Class H	821,000	2,378,783
	China Pioneer Pharma Holdings, Ltd.	119,000	17,360
	China Power International Development, Ltd.	1,625,999	304,416
*	China Properties Group, Ltd.	128,000	7,777
	China Railway Construction Corp., Ltd., Class H	665,000	531,890
	China Railway Group, Ltd., Class H	1,016,000	514,320
	China Railway Hi-tech Industry Co., Ltd., Class A	17,400	23,694
	China Railway Signal & Communication Corp., Ltd., Class H	413,000	179,672
*	China Rare Earth Holdings, Ltd.	1,065,200	63,954
	China Reinsurance Group Corp., Class H	1,652,000	181,245
	China Resources Cement Holdings, Ltd.	1,186,000	1,623,745
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	21,041	43,818
	China Resources Land, Ltd.	978,222	4,077,141
	China Resources Power Holdings Co., Ltd.	521,903	665,370
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	12,816	55,675
	China Sanjiang Fine Chemicals Co., Ltd.	397,000	138,464
	China SCE Group Holdings, Ltd.	1,190,600	548,845
#*	China Shanshui Cement Group, Ltd.	381,000	107,266
#*	China Shengmu Organic Milk, Ltd.	1,109,000	57,996
	China Shenhua Energy Co., Ltd., Class H	1,267,384	2,098,526
	China Shineway Pharmaceutical Group, Ltd.	131,000	87,642
*	China Silver Group, Ltd.	428,000	55,247
	China South City Holdings, Ltd.	3,086,000	314,780
	China South Publishing & Media Group Co., Ltd., Class A	16,200	24,769
*	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	125,665
#*	China Southern Airlines Co., Ltd., Class H	570,000	264,480
	China Spacesat Co., Ltd., Class A	4,600	23,357
	China State Construction Engineering Corp., Ltd., Class A	509,200	366,934
	China State Construction International Holdings, Ltd.	759,408	449,361
*	China Sunshine Paper Holdings Co., Ltd.	178,000	38,893
*	China Suntien Green Energy Corp., Ltd., Class H	647,000	188,058
	China Taiping Insurance Holdings Co., Ltd.	649,212	1,151,955
	China Telecom Corp., Ltd., ADR	24,375	723,206
	China Telecom Corp., Ltd., Class H	302,000	89,672
	China Tian Lun Gas Holdings, Ltd.	105,500	83,006
#*	China Tianrui Group Cement Co., Ltd.	59,000	64,736
*	China Tianying, Inc., Class A	86,200	64,111
	China Tourism Group Duty Free Corp., Ltd., Class A	8,144	283,785
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,092,000	558,491
	China TransInfo Technology Co., Ltd., Class A	6,500	21,847
	China Travel International Investment Hong Kong, Ltd.	1,172,000	173,991
	China Unicom Hong Kong, Ltd.	1,424,000	792,066
#	China Unicom Hong Kong, Ltd., ADR	97,313	540,087
	China United Network Communications, Ltd., Class A	583,400	424,765
	China Vanke Co., Ltd., Class H	517,900	1,632,639
#	China Vast Industrial Urban Development Co., Ltd.	185,000	75,182
	China Water Affairs Group, Ltd.	296,000	255,751
*	China Water Industry Group, Ltd.	236,000	6,851

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co., Ltd., Class A	14,900	$22,351
*	China Wood Optimization Holding, Ltd.	100,000	19,872
	China XLX Fertiliser, Ltd.	238,000	67,292
	China Yangtze Power Co., Ltd., Class A	213,453	561,800
	China Yongda Automobiles Services Holdings, Ltd.	217,500	224,413
	China Yuhua Education Corp., Ltd.	426,000	411,801
*	China Yurun Food Group, Ltd.	301,000	24,883
#	China ZhengTong Auto Services Holdings, Ltd.	700,000	101,309
	China Zhenhua Group Science & Technology Co., Ltd., Class A	4,800	25,404
#	China Zhongwang Holdings, Ltd.	944,318	199,856
#	Chinasoft International, Ltd.	770,000	587,316
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	70,628
*	Chongqing Changan Automobile Co., Ltd., Class A	22,600	35,898
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	5,460	16,046
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	9,800	55,370
	Chongqing Machinery & Electric Co., Ltd., Class H	568,000	36,326
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,151,000	466,563
	Chongqing Zhifei Biological Products Co., Ltd., Class A	16,400	436,808
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	15,877
	CIFI Holdings Group Co., Ltd.	965,465	867,879
	CIMC Enric Holdings, Ltd.	316,000	137,144
	CIMC-TianDa Holdings Co., Ltd.	1,390,000	34,471
*	CITIC Guoan Information Industry Co., Ltd., Class A	24,600	9,763
*	CITIC Resources Holdings, Ltd.	1,424,000	58,761
	CITIC Securities Co., Ltd., Class H	299,000	697,231
	CITIC, Ltd.	1,820,433	1,708,642
#*	Citychamp Watch & Jewellery Group, Ltd.	560,000	112,722
	CNHTC Jinan Truck Co., Ltd., Class A	5,000	26,198
	CNOOC, Ltd.	5,198,000	5,486,490
	CNOOC, Ltd., Sponsored ADR	14,155	1,495,476
	COFCO Biotechnology Co., Ltd., Class A	55,100	63,044
#	COFCO Meat Holdings, Ltd.	258,000	128,352
*	Cogobuy Group	185,000	29,607
#	Colour Life Services Group Co., Ltd.	185,088	94,078
#	Comba Telecom Systems Holdings, Ltd.	334,000	139,695
	Concord New Energy Group, Ltd.	3,084,648	145,292
	Consun Pharmaceutical Group, Ltd.	217,000	83,317
	Contemporary Amperex Technology Co., Ltd., Class A	26,650	802,085
	COSCO SHIPPING Development Co., Ltd., Class H	1,326,000	131,720
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	506,000	225,844
*	COSCO SHIPPING Holdings Co., Ltd., Class H	913,000	344,049
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	69,727
	COSCO SHIPPING Ports, Ltd.	783,441	408,613
#*	Cosmo Lady China Holdings Co., Ltd.	331,000	21,347
	Country Garden Holdings Co., Ltd.	2,741,744	3,520,958
	Country Garden Services Holdings Co., Ltd.	310,287	1,872,071
#	CP Pokphand Co., Ltd.	2,448,000	233,927
	CPMC Holdings, Ltd.	259,000	119,126
	CRCC High-Tech Equipment Corp., Ltd., Class H	162,500	21,618
	CRRC Corp., Ltd., Class H	668,000	290,753
#	CSC Financial Co., Ltd., Class H	142,500	213,955
	CSG Holding Co., Ltd., Class A	32,000	27,690
	CSPC Pharmaceutical Group, Ltd.	1,300,400	2,738,849
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	57,066
*	CT Environmental Group, Ltd.	882,000	7,261
#*	CWT International, Ltd.	960,000	3,072
*	Cybernaut International Holdings Co., Ltd.	1,200,000	16,419
	D&O Home Collection Co., Ltd., Class A	4,200	23,374
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	11,500	71,355

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dali Foods Group Co., Ltd.	942,000	$575,705
	Dalian Port PDA Co., Ltd., Class H	206,000	18,613
	Daqin Railway Co., Ltd., Class A	256,288	238,218
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	4,280	46,911
	Datang International Power Generation Co., Ltd., Class H	882,000	116,140
*	Datong Coal Industry Co., Ltd., Class A	31,400	23,720
	Dawning Information Industry Co., Ltd., Class A	7,400	47,243
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	44,190
*	DBA Telecommunication Asia Holdings, Ltd.	112,000	5,500
	DHC Software Co., Ltd., Class A	6,800	11,874
#*	Differ Group Holding Co., Ltd.	886,000	72,046
	Digital China Group Co., Ltd., Class A	6,000	20,509
	Digital China Holdings, Ltd.	323,250	271,961
#	Dongfang Electric Corp., Ltd., Class H	174,400	99,504
	Dongfeng Motor Group Co., Ltd., Class H	1,068,000	764,562
#	Dongjiang Environmental Co., Ltd., Class H	80,800	50,450
	Dongxing Securities Co., Ltd., Class A	24,500	48,260
	Dongyue Group, Ltd.	700,000	308,430
	East Money Information Co., Ltd., Class A	35,900	137,084
*	Easysight Supply Chain Management Co., Ltd., Class A	33,100	66,069
*	E-Commodities Holdings, Ltd.	864,000	22,213
#	EEKA Fashion Holdings, Ltd.	91,000	111,082
	ENN Ecological Holdings Co., Ltd., Class A	36,300	62,134
	ENN Energy Holdings, Ltd.	213,600	2,589,207
#	Essex Bio-technology, Ltd.	144,000	91,529
	Eternal Asia Supply Chain Management, Ltd., Class A	62,600	51,694
	EVA Precision Industrial Holdings, Ltd.	184,000	9,091
	Eve Energy Co., Ltd., Class A	11,215	96,613
	Everbright Securities Co., Ltd., Class H	67,400	75,417
#*	Fang Holdings, Ltd., ADR	1,934	25,262
*	Fangda Carbon New Material Co., Ltd., Class A	29,600	29,065
*	Fangda Special Steel Technology Co., Ltd., Class A	32,049	26,025
	Fanhua, Inc., ADR	14,830	297,786
	Fantasia Holdings Group Co., Ltd.	814,500	168,218
	Financial Street Holdings Co., Ltd., Class A	56,800	56,145
*	First Tractor Co., Ltd., Class H	84,000	33,848
#	Flat Glass Group Co., Ltd., Class H	130,000	202,995
	Focus Media Information Technology Co., Ltd., Class A	135,200	117,529
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	29,674	637,308
	Founder Securities Co., Ltd., Class A	73,100	89,954
	Fu Shou Yuan International Group, Ltd.	457,000	433,476
	Fufeng Group, Ltd.	835,400	303,299
	Fujian Longking Co., Ltd., Class A	16,400	21,500
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	12,894	46,323
	Fujian Sunner Development Co., Ltd., Class A	20,000	82,311
#*	Fullshare Holdings, Ltd.	4,617,482	87,670
#	Fuyao Glass Industry Group Co., Ltd., Class H	212,000	591,927
	Gansu Qilianshan Cement Group Co., Ltd., Class A	24,100	73,724
	G-bits Network Technology Xiamen Co., Ltd., Class A	900	79,945
*	GCL New Energy Holdings, Ltd.	1,132,000	17,841
#*	GCL-Poly Energy Holdings, Ltd.	6,327,000	196,111
#*	GDS Holdings, Ltd., ADR	7,132	572,628
	Geely Automobile Holdings, Ltd.	1,839,000	3,857,824
	GEM Co., Ltd., Class A	43,700	33,508
	Gemdale Corp., Class A	57,300	114,784
	Gemdale Properties & Investment Corp., Ltd.	2,420,000	428,356
	Genertec Universal Medical Group Co., Ltd.	520,500	333,553
	Genimous Technology Co., Ltd., Class A	17,400	20,746
*	Genscript Biotech Corp.	40,000	86,921

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GF Securities Co., Ltd., Class H	282,400	$338,893
	Gigadevice Semiconductor Beijing, Inc., Class A	1,400	46,726
*	Glorious Property Holdings, Ltd.	1,043,000	40,373
	GoerTek, Inc., Class A	36,200	222,558
	Golden Eagle Retail Group, Ltd.	207,000	203,695
	Golden Throat Holdings Group Co., Ltd.	20,500	4,106
	Goldlion Holdings, Ltd.	159,152	30,183
	Goldpac Group, Ltd.	138,000	26,919
#*	GOME Retail Holdings, Ltd.	3,510,940	507,590
*	Grand Baoxin Auto Group, Ltd.	406,323	66,636
	Great Wall Motor Co., Ltd., Class H	695,000	678,484
	Greatview Aseptic Packaging Co., Ltd.	347,000	131,673
	Gree Electric Appliances, Inc., Class A	44,800	365,099
*	Gree Real Estate Co., Ltd., Class A	35,600	67,699
	Greenland Holdings Corp., Ltd., Class A	105,200	123,051
	Greenland Hong Kong Holdings, Ltd.	445,000	143,765
	Greentown China Holdings, Ltd.	389,000	453,475
	Greentown Service Group Co., Ltd.	328,000	448,978
	GRG Banking Equipment Co., Ltd., Class A	26,400	54,424
	Guangdong Haid Group Co., Ltd., Class A	19,500	178,474
*	Guangdong HEC Technology Holding Co., Ltd., Class A	45,403	47,097
	Guangdong Hongda Blasting Co., Ltd., Class A	9,500	76,629
	Guangdong Investment, Ltd.	568,000	918,328
*	Guangdong Land Holdings, Ltd.	142,000	18,701
	Guangdong Tapai Group Co., Ltd., Class A	23,400	52,516
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	5,900	42,058
*	Guangdong Yueyun Transportation Co., Ltd., Class H	71,000	17,703
*	Guanghui Energy Co., Ltd., Class A	167,900	70,747
	Guangshen Railway Co., Ltd., Sponsored ADR	3,470	33,555
	Guangshen Railway Co., Ltd., Class H	416,000	78,942
	Guangxi Liugong Machinery Co., Ltd., Class A	14,100	14,507
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	44,600	24,355
	Guangzhou Automobile Group Co., Ltd., Class H	666,836	637,346
	Guangzhou Baiyun International Airport Co., Ltd., Class A	28,400	57,831
	Guangzhou Haige Communications Group, Inc. Co., Class A	12,100	25,001
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,200	30,425
	Guangzhou R&F Properties Co., Ltd., Class H	677,200	781,601
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	11,300	168,192
	Guangzhou Wondfo Biotech Co., Ltd., Class A	800	11,193
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	13,900	12,694
	Guizhou Space Appliance Co., Ltd., Class A	4,300	28,212
*	Guolian Securities Co., Ltd., Class H	71,500	32,253
*	Guorui Properties, Ltd.	529,000	78,587
	Guosen Securities Co., Ltd., Class A	28,212	53,316
	Guotai Junan Securities Co., Ltd., Class H	94,800	156,910
	Guoyuan Securities Co., Ltd., Class A	11,500	17,147
*	Haichang Ocean Park Holdings, Ltd.	643,000	39,880
	Haier Electronics Group Co., Ltd.	526,000	1,822,265
	Haier Smart Home Co., Ltd., Class A	80,200	206,834
*	Hailiang Education Group, Inc., ADR	3,382	161,186
*	Hainan Meilan International Airport Co., Ltd., Class H	54,000	326,594
	Hainan Strait Shipping Co., Ltd., Class A	12,100	19,299
	Haisco Pharmaceutical Group Co., Ltd., Class A	5,900	24,456
	Haitian International Holdings, Ltd.	264,000	607,434
*	Haitong Securities Co., Ltd., Class H	540,800	503,123
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	13,600	35,973
	Hangjin Technology Co., Ltd., Class A	6,300	21,278
	Hangzhou Century Co., Ltd., Class A	12,100	22,506
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	100,700	533,906

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	29,900	$78,821
	Hangzhou Shunwang Technology Co., Ltd., Class A	11,700	40,832
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,733	26,739
	Han's Laser Technology Industry Group Co. Ltd., Class A	4,500	25,780
	Harbin Bank Co., Ltd., Class H	312,000	48,366
	Harbin Boshi Automation Co., Ltd., Class A	6,200	12,567
#*	HC Group, Inc.	262,500	40,641
#	Health and Happiness H&H International Holdings, Ltd.	101,000	404,481
	Hefei Meiya Optoelectronic Technology, Inc., Class A	3,000	25,734
	Heilongjiang Agriculture Co., Ltd., Class A	30,900	84,894
	Henan Pinggao Electric Co., Ltd., Class A	18,600	22,180
	Henan Shuanghui Investment & Development Co., Ltd., Class A	36,659	287,077
	Henderson Investment, Ltd.	386,000	20,407
	Hengan International Group Co., Ltd.	296,500	2,489,444
	Hengdeli Holdings, Ltd.	911,200	38,886
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	36,100	61,011
	Hengli Petrochemical Co., Ltd.,, Class A	120,500	280,925
	Hengtong Optic-electric Co., Ltd., Class A	8,800	20,920
	Hengyi Petrochemical Co., Ltd., Class A	73,020	106,176
*	Hesteel Co., Ltd., Class A	74,500	24,041
*	Hi Sun Technology China, Ltd.	1,029,000	130,113
*	Hilong Holding, Ltd.	346,000	9,840
	Hisense Home Appliances Group Co., Ltd., Class H	132,000	143,345
	Hithink RoyalFlush Information Network Co., Ltd., Class A	3,000	61,471
	HKC Holdings, Ltd.	72,723	42,562
	Holitech Technology Co., Ltd., Class A	89,400	67,361
	Hongda Xingye Co., Ltd., Class A	84,400	47,407
	Hongfa Technology Co., Ltd., Class A	10,400	62,704
*	Honghua Group, Ltd.	1,396,000	50,507
	Honworld Group, Ltd.	72,000	26,214
	Hopefluent Group Holdings, Ltd.	126,000	27,508
	Hopson Development Holdings, Ltd.	357,000	468,006
*	Hua Han Health Industry Holdings, Ltd.	1,184,000	30,370
#*	Hua Hong Semiconductor, Ltd.	197,000	867,336
	Huadian Fuxin Energy Corp., Ltd., Class H	782,000	245,399
	Huadian Power International Corp., Ltd., Class H	600,000	182,023
	Huadong Medicine Co., Ltd., Class A	28,100	112,028
	Huafa Industrial Co., Ltd. Zhuhai, Class A	24,665	25,053
	Huafon Microfibre Shanghai Technology Co., Ltd.	34,300	38,311
	Huagong Tech Co., Ltd., Class A	3,500	11,723
	Hualan Biological Engineering, Inc., Class A	8,800	81,923
	Huaneng Power International, Inc., Sponsored ADR	6,108	103,470
	Huaneng Power International, Inc., Class H	780,000	333,234
	Huapont Life Sciences Co., Ltd., Class A	58,350	46,853
	Huatai Securities Co., Ltd., Class H	234,400	423,816
	Huaxia Bank Co., Ltd., Class A	148,336	135,165
	Huaxin Cement Co., Ltd., Class A	19,700	77,397
	Huayu Automotive Systems Co., Ltd., Class A	52,100	156,532
	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	18,756
#	Huazhu Group, Ltd., ADR	33,456	1,148,544
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	79,400	65,332
	Hubei Dinglong Co., Ltd., Class A	19,800	54,484
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	6,500	23,591
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	33,700	50,525
	Huishang Bank Corp., Ltd., Class H	123,900	40,792
	Hunan Aihua Group Co., Ltd., Class A	3,500	15,997
	Hunan Valin Steel Co., Ltd., Class A	128,900	82,727
	Hundsun Technologies, Inc., Class A	5,020	78,758
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	9,400	15,764

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Iflytek Co., Ltd., Class A	14,600	$76,613
	IMAX China Holding, Inc.	65,500	100,306
	Industrial & Commercial Bank of China, Ltd., Class H	13,966,017	8,183,266
	Industrial Bank Co., Ltd., Class A	266,445	597,703
	Industrial Securities Co., Ltd., Class A	59,500	69,838
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	236,500	39,649
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	131,900	141,359
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	119,500	43,328
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	87,600	459,561
	Inner Mongolia Yitai Coal Co., Ltd., Class H	18,900	11,327
	Inspur Electronic Information Industry Co., Ltd., Class A	3,500	19,191
*	Inspur International, Ltd.	62,000	19,219
	Jafron Biomedical Co., Ltd., Class A	4,700	49,443
*	JD.com, Inc., ADR	50,048	3,192,562
	Jiajiayue Group Co., Ltd., Class A	12,300	76,518
	Jiangnan Group, Ltd.	1,488,000	69,176
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	29,200	31,164
	Jiangsu Eastern Shenghong Co., Ltd., Class A	15,000	12,617
	Jiangsu Expressway Co., Ltd., Class H	332,000	356,113
	Jiangsu Guotai International Group Co., Ltd., Class A	11,200	10,721
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,526	153,115
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	8,100	23,362
	Jiangsu Shagang Co., Ltd., Class A	12,200	18,955
	Jiangsu Yangnong Chemical Co., Ltd., Class A	4,393	60,374
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	4,200	22,123
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	47,700	64,619
	Jiangsu Zhongtian Technology Co., Ltd., Class A	31,700	53,330
	Jiangxi Copper Co., Ltd., Class H	465,000	555,785
	Jiangxi Wannianqing Cement Co., Ltd., Class A	27,200	75,710
	Jiangxi Zhengbang Technology Co., Ltd., Class A	40,200	124,330
	Jiayuan International Group, Ltd.	422,319	198,905
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,000	39,824
#	Jinchuan Group International Resources Co., Ltd.	1,549,000	151,923
	Jingrui Holdings, Ltd.	221,000	58,388
	Jinke Properties Group Co., Ltd., Class A	47,100	58,699
*	JinkoSolar Holding Co., Ltd., ADR	18,951	362,912
	Jinneng Science&Technology Co., Ltd., Class A	7,200	15,173
	JINYU BIO-TECHNOLOGY CO LTD, Class A	5,600	23,428
#	JNBY Design, Ltd.	87,000	87,033
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	28,100	80,033
	Joinn Laboratories China Co., Ltd., Class A	800	11,192
	Jointown Pharmaceutical Group Co., Ltd., Class A	4,500	12,075
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	6,000	60,362
	Joy City Property, Ltd.	1,704,000	132,000
	Joyoung Co., Ltd., Class A	5,600	31,363
*	JOYY, Inc., ADR	19,802	1,580,596
	Ju Teng International Holdings, Ltd.	316,000	110,734
	Juewei Food Co., Ltd., Class A	4,300	52,756
	Juneyao Airlines Co., Ltd., Class A	16,300	21,751
	K Wah International Holdings, Ltd.	146,892	61,994
*	Kai Yuan Holdings, Ltd.	1,320,000	8,692
	Kaisa Group Holdings, Ltd.	1,512,000	671,957
#*	Kangda International Environmental Co., Ltd.	250,000	23,540
#*	Kasen International Holdings, Ltd.	393,000	50,267
	Kingboard Holdings, Ltd.	323,400	945,834
	Kingboard Laminates Holdings, Ltd.	542,973	610,831
	Kingdee International Software Group Co., Ltd.	438,000	1,211,433
	Kingsoft Corp., Ltd.	66,000	336,304

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Konka Group Co., Ltd., Class A	48,100	$49,810
	Kunlun Energy Co., Ltd.	1,898,000	1,590,091
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,100	38,593
	KWG Group Holdings, Ltd.	793,830	1,415,917
	Laobaixing Pharmacy Chain JSC, Class A	3,600	53,677
	Lee & Man Chemical Co., Ltd.	86,000	31,972
	Lee & Man Paper Manufacturing, Ltd.	734,000	453,745
	Lee's Pharmaceutical Holdings, Ltd.	124,500	98,315
	Legend Holdings Corp., Class H	257,900	335,461
	Lenovo Group, Ltd.	3,504,000	2,112,374
	Lens Technology Co., Ltd., Class A	35,600	167,262
	Leo Group Co., Ltd., Class A	43,200	22,028
	Lepu Medical Technology Beijing Co., Ltd., Class A	18,507	113,841
*	LexinFintech Holdings, Ltd., ADR	30,709	261,334
	Leyard Optoelectronic Co., Ltd., Class A	15,000	15,450
	Li Ning Co., Ltd.	637,500	2,054,794
	Liaoning Cheng Da Co., Ltd., Class A	26,600	106,571
*	Lifestyle China Group, Ltd.	222,000	45,904
*	Lifetech Scientific Corp.	862,000	248,478
*	Lingyi iTech Guangdong Co., Class A	59,900	101,821
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Livzon Pharmaceutical Group, Inc., Class H	59,371	279,187
	Logan Group Co., Ltd.	656,000	1,136,858
	Lomon Billions Group Co., Ltd., Class A	24,400	82,477
	Long Yuan Construction Group Co., Ltd., Class A	37,800	46,191
	Longfor Group Holdings, Ltd.	552,000	2,728,004
	LONGi Green Energy Technology Co., Ltd., Class A	76,163	622,041
	Lonking Holdings, Ltd.	1,137,000	374,532
	Luenmei Quantum Co., Ltd., Class A	12,500	26,157
*	Luoyang Glass Co., Ltd., Class H	74,000	27,249
	Luxi Chemical Group Co., Ltd., Class A	48,200	77,762
	Luxshare Precision Industry Co., Ltd., Class A	75,818	639,894
	Luye Pharma Group, Ltd.	865,500	547,046
	LVGEM China Real Estate Investment Co., Ltd.	398,000	125,293
	Maccura Biotechnology Co., Ltd., Class A	2,700	19,619
*	Mango Excellent Media Co., Ltd., Class A	14,500	141,540
	Maoye International Holdings, Ltd.	383,000	18,791
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	3,300	59,197
	Min Xin Holdings, Ltd.	66,000	33,968
	Ming Yang Smart Energy Group, Ltd.	32,100	73,499
*	Mingfa Group International Co., Ltd.	374,000	2,717
	Minmetals Land, Ltd.	687,644	85,260
	Minsheng Education Group Co., Ltd.	88,000	12,275
	Minth Group, Ltd.	386,000	1,148,786
	MLS Co., Ltd., Class A	26,200	66,739
*	MMG, Ltd.	1,398,000	369,321
	MOBI Development Co., Ltd.	217,000	23,224
	Modern Land China Co., Ltd.	436,000	56,365
	Momo, Inc., Sponsored ADR	62,693	1,157,940
	Muyuan Foodstuff Co., Ltd., Class A	48,810	639,521
#*	Nan Hai Corp., Ltd.	4,000,000	28,881
	NanJi E-Commerce Co., Ltd., Class A	29,686	83,349
	Nanjing Hanrui Cobalt Co., Ltd., Class A	3,700	38,227
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	1,690	11,440
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	44,800	110,942
	NARI Technology Co., Ltd., Class A	79,200	241,477
*	Nature Home Holding Co., Ltd.	168,000	21,034
	NAURA Technology Group Co., Ltd., Class A	1,400	41,678
	NetDragon Websoft Holdings, Ltd.	107,000	305,897

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetEase, Inc., ADR	13,285	$6,090,110
	New China Life Insurance Co., Ltd., Class H	196,100	767,317
	New Hope Liuhe Co., Ltd., Class A	37,400	174,402
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	22,297	3,126,039
*	New World Department Store China, Ltd.	209,000	33,995
	Newland Digital Technology Co., Ltd., Class A	9,200	22,739
#	Nexteer Automotive Group, Ltd.	510,000	323,358
#	Nine Dragons Paper Holdings, Ltd.	906,000	951,602
	Ninestar Corp., Class A	12,391	67,600
	Ningbo Huaxiang Electronic Co., Ltd., Class A	10,400	24,520
	Ningbo Zhoushan Port Co., Ltd., Class A	43,100	25,741
#*	NIO, Inc., ADR	205,804	2,457,300
*	Noah Holdings, Ltd., ADR	5,159	157,195
	Northeast Securities Co., Ltd., Class A	31,200	50,146
#	NVC Lighting Holdings, Ltd.	1,151,000	18,125
	Offcn Education Technology Co., Ltd., Class A	7,600	34,847
	Offshore Oil Engineering Co., Ltd., Class A	30,300	20,905
	OFILM Group Co., Ltd., Class A	37,700	104,886
*	OneSmart International Education Group, Ltd., ADR	16,504	61,890
	O-Net Technologies Group, Ltd.	141,000	113,464
	Oppein Home Group, Inc., Class A	4,263	54,707
	ORG Technology Co., Ltd., Class A	21,900	16,592
*	Orient Group, Inc., Class A	38,200	28,646
	Orient Securities Co., Ltd., Class H	178,800	120,405
	Oriental Pearl Group Co., Ltd., Class A	24,300	35,295
*	Ourpalm Co., Ltd., Class A	27,500	36,986
	Ovctek China, Inc., Class A	1,200	11,245
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	23,578
#	Pacific Online, Ltd.	173,000	26,298
#*	Panda Green Energy Group, Ltd.	1,888,000	73,075
*	Parkson Retail Group, Ltd.	380,000	15,486
	PAX Global Technology, Ltd.	414,000	192,780
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,270,000	413,207
	Perfect World Co., Ltd., Class A	9,300	51,154
#*	Phoenix Media Investment Holdings, Ltd.	466,000	27,104
	Phoenix New Media, Ltd., ADR	12,224	18,092
	PICC Property & Casualty Co., Ltd., Class H	1,289,582	1,019,080
*	Pinduoduo, Inc., ADR	11,324	1,039,543
	Ping An Bank Co., Ltd., Class A	235,500	449,748
*	Ping An Healthcare and Technology Co., Ltd.	18,700	319,539
	Ping An Insurance Group Co. of China, Ltd., Class H	1,598,000	16,860,852
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	47,390	34,362
*	Polaris Bay Group Co., Ltd., Class A	23,200	44,845
	Poly Culture Group Corp., Ltd., Class H	41,600	24,192
	Poly Developments and Holdings Group Co., Ltd., Class A	96,900	216,265
	Poly Property Group Co., Ltd.	1,180,111	371,675
	Postal Savings Bank of China Co., Ltd., Class H	1,732,000	954,227
*	Pou Sheng International Holdings, Ltd.	966,687	211,309
	Power Construction Corp. of China, Ltd., Class A	82,700	49,908
	Powerlong Real Estate Holdings, Ltd.	777,000	474,829
#*	PW Medtech Group, Ltd.	223,000	45,298
	Q Technology Group Co., Ltd.	159,000	216,605
	Qingdao Hanhe Cable Co., Ltd., Class A	66,900	49,352
	Qingdao Port International Co., Ltd., Class H	141,000	79,850
	Qingdao TGOOD Electric Co., Ltd., Class A	7,900	23,808
	Qingling Motors Co., Ltd., Class H	316,000	57,115
#	Qinhuangdao Port Co., Ltd., Class H	196,000	30,840
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	7,097
*	Qunxing Paper Holdings Co.	124,416	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Rainbow Digital Commercial Co., Ltd., Class A	29,600	$46,169
	Red Star Macalline Group Corp., Ltd., Class H	127,607	87,452
	Redco Properties Group Ltd.	498,000	226,204
*	RISE Education Cayman, Ltd.	6,801	21,695
	RiseSun Real Estate Development Co., Ltd., Class A	93,700	110,393
	Road King Infrastructure, Ltd.	91,000	122,414
	Rongsheng Petro Chemical Co., Ltd., Class A	44,300	106,088
	Ronshine China Holdings, Ltd.	341,500	304,748
	SAIC Motor Corp, Ltd., Class A	59,600	155,216
	Sailun Group Co., Ltd., Class A	39,000	22,167
	Sanan Optoelectronics Co., Ltd., Class A	20,600	79,426
	Sansteel Minguang Co., Ltd. Fujian, Class A	47,700	48,715
	Sany Heavy Equipment International Holdings Co., Ltd.	460,000	240,839
	Sany Heavy Industry Co., Ltd., Class A	167,200	505,740
	Saurer Intelligent Technology Co., Ltd., Class A	62,300	49,029
	Sealand Securities Co., Ltd., Class A	72,500	58,495
	Seazen Group, Ltd.	1,036,000	982,491
	Seazen Holdings Co., Ltd. , Class A	51,700	251,862
#*	Semiconductor Manufacturing International Corp.	622,900	2,438,937
	SF Holding Co., Ltd., Class A	31,800	322,411
	SGIS Songshan Co., Ltd., Class A	82,700	52,544
	Shaanxi Coal Industry Co., Ltd., Class A	107,717	124,960
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	14,718	60,466
	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	74,919
*	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	77,034
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	26,200	86,872
	Shandong Linglong Tyre Co., Ltd., Class A	36,100	121,406
	Shandong Nanshan Aluminum Co., Ltd., Class A	93,100	31,635
	Shandong Publishing & Media Co., Ltd., Class A	24,800	24,094
	Shandong Sinocera Functional Material Co., Ltd., Class A	9,000	46,248
	Shandong Sun Paper Industry JSC, Ltd., Class A	50,400	91,670
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	716,000	1,823,350
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	38,936
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	21,800	48,864
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	71,300	31,575
	Shanghai Baosight Software Co., Ltd., Class A	9,100	93,035
	Shanghai Belling Co., Ltd., Class A	9,200	23,956
*	Shanghai Electric Group Co., Ltd., Class H	726,000	223,949
*	Shanghai Environment Group Co., Ltd., Class A	16,350	31,325
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	86,057
	Shanghai Industrial Holdings, Ltd.	262,000	382,267
	Shanghai Industrial Urban Development Group, Ltd.	1,196,000	131,325
	Shanghai International Airport Co Ltd, Class A	7,800	75,876
	Shanghai International Port Group Co., Ltd., Class A	59,800	38,630
	Shanghai Jahwa United Co., Ltd., Class A	3,300	22,010
	Shanghai Jin Jiang Capital Co., Ltd., Class H	668,000	114,674
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	4,900	10,679
	Shanghai M&G Stationery Inc, Class A	16,500	154,528
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	23,800	59,217
	Shanghai Pudong Development Bank Co., Ltd., Class A	339,700	503,988
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	1,700	25,892
	Shanghai RAAS Blood Products Co., Ltd., Class A	14,000	20,755
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	8,700	13,705
	Shanghai Tunnel Engineering Co., Ltd., Class A	27,300	23,557
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	6,500	14,256
	Shanghai Wanye Enterprises Co., Ltd., Class A	7,200	21,321
#*	Shanghai Zendai Property, Ltd.	2,775,000	11,086
	Shanxi Blue Flame Holding Co., Ltd., Class A	23,300	27,251
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,300	24,571

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	21,500	$19,638
*	Shanxi Meijin Energy Co., Ltd., Class A	71,500	67,725
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	53,000	26,967
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	105,540	63,665
*	Shanying International Holding Co., Ltd., Class A	52,900	24,029
*	Shengjing Bank Co., Ltd., Class H	128,000	117,253
	Shenguan Holdings Group, Ltd.	550,000	18,454
	Shengyi Technology Co., Ltd., Class A	26,000	107,269
	Shennan Circuits Co., Ltd., Class A	4,880	107,657
	Shenwan Hongyuan Group Co., Ltd.	79,200	25,284
	Shenzhen Airport Co., Ltd., Class A	9,200	13,143
	Shenzhen Capchem Technology Co., Ltd., Class A	5,600	45,855
	Shenzhen Desay Battery Technology Co., Class A	6,500	54,783
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	7,600	25,762
	Shenzhen Expressway Co., Ltd., Class H	268,000	255,631
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	18,900	34,805
	Shenzhen Goodix Technology Co., Ltd., Class A	3,900	116,524
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	12,600	29,091
	Shenzhen Inovance Technology Co., Ltd., Class A	12,100	87,185
	Shenzhen International Holdings, Ltd.	543,033	886,198
	Shenzhen Investment, Ltd.	1,666,668	522,937
*	Shenzhen Kangtai Biological Products Co., Ltd., Class A	4,100	132,208
	Shenzhen Kinwong Electronic Co., Ltd., Class A	4,200	21,481
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,200	34,747
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	10,800	537,357
	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	27,500	20,247
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	83,100	85,389
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	15,100	75,347
	Shenzhen SC New Energy Technology Corp., Class A	4,400	60,810
	Shenzhen Sinovatio Technology Co., Ltd., Class A	4,300	51,502
	Shenzhen Sunlord Electronics Co., Ltd., Class A	6,900	27,049
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	10,200	28,757
	Shenzhen Sunway Communication Co., Ltd., Class A	8,400	66,802
	Shenzhen Tagen Group Co., Ltd., Class A	63,800	78,308
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	8,300	42,230
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,300	70,672
	Shenzhou International Group Holdings, Ltd.	199,000	2,377,000
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	11,200	51,209
	Shimao Group Holdings, Ltd.	495,856	2,104,081
	Shougang Fushan Resources Group, Ltd.	1,194,000	273,414
	Shui On Land, Ltd.	1,896,521	281,563
*	Siasun Robot & Automation Co., Ltd., Class A	10,233	22,948
	Sichuan Expressway Co., Ltd., Class H	284,000	64,546
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	230,700	44,652
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	13,400	43,178
	Sichuan Languang Development Co., Ltd., Class A	24,700	18,923
	Sichuan Shuangma Cement Co., Ltd., Class A	11,100	23,776
	Sieyuan Electric Co., Ltd., Class A	7,000	28,381
	Sihuan Pharmaceutical Holdings Group, Ltd.	2,330,000	237,989
*	Silver Grant International Holdings Group, Ltd.	590,000	72,394
*	SINA Corp.	17,434	703,462
	Sino Biopharmaceutical, Ltd.	2,940,000	3,840,780
	Sinochem International Corp., Class A	81,480	66,314
	Sinofert Holdings, Ltd.	1,006,000	90,936
	Sinolink Securities Co., Ltd., Class A	33,500	69,205
*	Sinolink Worldwide Holdings, Ltd.	992,000	60,847
	Sinoma International Engineering Co., Class A	26,800	22,975
	Sinoma Science & Technology Co., Ltd., Class A	22,914	68,296
	Sino-Ocean Group Holding, Ltd.	1,516,503	365,836

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinopec Kantons Holdings, Ltd.	518,000	$225,817
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,264,000	281,428
	Sinopharm Group Co., Ltd., Class H	558,400	1,330,823
	Sino-Platinum Metals Co., Ltd., Class A	10,200	38,655
*	Sinosoft Technology Group, Ltd.	238,800	61,611
	Sinotrans, Ltd., Class H	1,021,000	213,375
	Sinotruk Hong Kong, Ltd.	320,000	998,609
	Skshu Paint Co., Ltd., Class A	1,660	36,345
	Skyfame Realty Holdings, Ltd.	1,318,000	176,871
*	Skyworth Group, Ltd.	919,193	290,577
#*	SMI Holdings Group, Ltd.	323,197	7,819
*	SOHO China, Ltd.	1,086,412	403,840
*	Sohu.com, Ltd., ADR	4,233	97,232
	Songcheng Performance Development Co., Ltd., Class A	21,500	57,512
*	Sparkle Roll Group, Ltd.	456,000	16,769
	Spring Airlines Co., Ltd., Class A	6,300	35,826
*	SPT Energy Group, Inc.	484,000	17,509
*	SRE Group, Ltd.	2,226,857	7,769
	SSY Group, Ltd.	825,719	521,679
*	Starrise Media Holdings, Ltd.	70,000	3,523
	Suchuang Gas Corp., Ltd.	24,000	10,401
	Sun Art Retail Group, Ltd.	894,000	1,242,481
	Sun King Power Electronics Group	340,000	76,346
#	Sunac China Holdings, Ltd.	987,000	4,653,956
	Sungrow Power Supply Co., Ltd., Class A	11,600	34,874
	Suning.com Co., Ltd., Class A	65,400	96,685
	Sunny Optical Technology Group Co., Ltd.	129,400	2,430,014
#*	Sunshine 100 China Holdings, Ltd.	120,000	20,813
	Sunwoda Electronic Co., Ltd., Class A	16,400	56,123
*	Suzhou Anjie Technology Co., Ltd., Class A	12,800	46,895
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	14,900	62,637
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,250	53,044
#	Symphony Holdings, Ltd.	690,000	77,467
	Taiji Computer Corp., Ltd., Class A	3,779	17,664
*	TAL Education Group, ADR	25,856	2,021,164
	Tangshan Jidong Cement Co., Ltd., Class A	36,900	101,314
	TangShan Port Group Co., Ltd., Class A	193,130	67,215
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	29,300	26,167
*	Taung Gold International, Ltd.	4,350,000	19,099
	TBEA Co., Ltd., Class A	35,900	44,919
	TCL Electronics Holdings, Ltd.	309,666	183,606
	TCL Technology Group Corp., Class A	52,500	47,051
*	Tech-Bank Food Co., Ltd., Class A	25,700	68,867
	Tecon Biology Co., Ltd., Class A	18,700	47,850
	Tencent Holdings, Ltd.	971,900	66,670,546
	Tenfu Cayman Holdings Co., Ltd.	66,000	45,892
	Texhong Textile Group, Ltd.	145,500	111,206
	Textainer Group Holdings, Ltd.	16,963	142,497
#	Tian An China Investment Co., Ltd.	164,000	86,827
	Tian Di Science & Technology Co., Ltd., Class A	122,100	54,068
*	Tian Ge Interactive Holdings, Ltd.	204,000	26,008
*	Tian Shan Development Holding, Ltd.	114,000	45,310
	Tiangong International Co., Ltd.	318,000	104,231
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	3,800	24,102
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	176,000	57,265
	Tianjin Development Holdings, Ltd.	124,000	27,538
	Tianjin Guangyu Development Co., Ltd., Class A	9,400	11,162
	Tianjin Port Development Holdings, Ltd.	922,000	68,910
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	25,100	87,975

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianma Microelectronics Co., Ltd., Class A	23,300	$56,116
#	Tianneng Power International, Ltd.	396,000	919,184
	Tianshui Huatian Technology Co., Ltd., Class A	10,500	24,903
	Tibet Summit Resources Co., Ltd., Class A	31,200	55,399
	Tingyi Cayman Islands Holding Corp.	910,000	1,696,419
	Titan Wind Energy Suzhou Co., Ltd., Class A	12,500	13,567
	Toly Bread Co., Ltd., Class A	2,016	17,403
	Tomson Group, Ltd.	236,385	50,304
	Tong Ren Tang Technologies Co., Ltd., Class H	222,000	163,769
	Tongda Group Holdings, Ltd.	2,220,000	129,109
*	TongFu Microelectronics Co., Ltd., Class A	25,400	98,229
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	9,900	19,475
	Tongkun Group Co., Ltd., Class A	37,200	76,993
	Tongling Nonferrous Metals Group Co., Ltd., Class A	120,905	39,536
	Tongwei Co., Ltd., Class A	73,600	287,747
#	Top Spring International Holdings, Ltd.	95,000	13,976
*	Topchoice Medical Corp., Class A	1,100	27,818
	Towngas China Co., Ltd.	304,626	146,721
	TravelSky Technology, Ltd., Class H	355,500	683,799
*	Trigiant Group, Ltd.	420,000	56,452
*	Trip.com Group Ltd., ADR	109,998	2,991,946
*	Truly International Holdings, Ltd.	521,140	61,919
	Tsaker Chemical Group, Ltd.	61,500	9,855
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,100	56,614
*	Tuniu Corp., Sponsored ADR	12,347	12,594
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	42,200	49,553
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,100	38,077
	Uni-President China Holdings, Ltd.	674,966	732,380
*	Unisplendour Corp., Ltd., Class A	8,700	54,718
	United Energy Group, Ltd.	2,996,000	526,090
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	17,100	59,267
*	V1 Group, Ltd.	812,000	24,168
	Valiant Co., Ltd., Class A	8,700	22,098
	Venustech Group Inc.,, Class A	9,400	53,116
	Victory Giant Technology Huizhou Co., Ltd., Class A	10,200	33,638
	Vinda International Holdings, Ltd.	157,000	591,234
#*	Vipshop Holdings, Ltd., ADR	189,188	4,307,811
	Wanhua Chemical Group Co., Ltd., Class A	63,680	616,446
	Want Want China Holdings, Ltd.	1,966,000	1,454,938
	Wasion Holdings, Ltd.	236,000	71,613
	Wasu Media Holding Co., Ltd., Class A	19,500	31,015
#*	Weibo Corp., Sponsored ADR	21,750	751,680
	Weichai Power Co., Ltd., Class H	762,120	1,632,206
	Weifu High-Technology Group Co., Ltd., Class A	11,400	36,002
	Weihai Guangwei Composites Co., Ltd., Class A	4,300	47,800
	Weiqiao Textile Co., Class H	205,500	44,534
	Wens Foodstuffs Group Co., Ltd., Class A	121,800	414,704
	West China Cement, Ltd.	1,432,000	305,195
	Western Region Gold Co., Ltd., Class A	11,400	27,972
	Western Securities Co., Ltd., Class A	31,004	44,062
	Will Semiconductor, Ltd., Class A	4,300	127,567
#	Wisdom Education International Holdings Co., Ltd.	294,000	166,894
	Wolong Electric Group Co., Ltd., Class A	16,100	27,875
	Wuhan Department Store Group Co., Ltd., Class A	20,700	74,373
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	19,200	125,514
	Wuhu Token Science Co., Ltd., Class A	29,600	51,709
	WUS Printed Circuit Kunshan Co., Ltd., Class A	26,000	89,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	WuXi AppTec Co. Ltd., Class H	17,300	$260,848
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	10,800	68,035
	Wuxi Taiji Industry Co., Ltd., Class A	25,800	42,590
	XCMG Construction Machinery Co., Ltd., Class A	82,400	75,042
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	190,190
	Xiamen C & D, Inc., Class A	68,200	91,576
	Xiamen Faratronic Co., Ltd., Class A	2,900	25,085
	Xiamen International Port Co., Ltd., Class H	426,000	42,843
	Xiamen Intretech, Inc., Class A	3,400	29,009
	Xiamen ITG Group Corp., Ltd., Class A	24,900	24,866
	Xiamen Kingdomway Group Co., Class A	6,500	54,737
	Xiamen Tungsten Co., Ltd., Class A	11,700	25,246
	Xinfengming Group Co., Ltd., Class A	7,500	11,402
	Xingda International Holdings, Ltd.	403,723	81,995
	Xingfa Aluminium Holdings, Ltd.	48,000	53,963
	Xinhu Zhongbao Co., Ltd., Class A	73,200	35,751
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	164,000	108,547
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	273,858	275,684
	Xinjiang Tianshan Cement Co., Ltd., Class A	35,900	92,688
*	Xinming China Holdings, Ltd.	18,000	2,366
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	130,100	69,437
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	35,600	58,663
#	Xinyi Solar Holdings, Ltd.	1,183,107	1,298,442
	Xinyu Iron & Steel Co., Ltd., Class A	45,000	28,542
	Xinyuan Real Estate Co., Ltd., ADR	20,746	43,982
	Xtep International Holdings, Ltd.	663,502	198,793
	Xuji Electric Co., Ltd., Class A	11,000	25,306
#*	Xunlei, Ltd., ADR	20,050	73,984
*	Yadea Group Holdings, Ltd.	510,000	429,784
*	Yanchang Petroleum International, Ltd.	2,200,000	15,615
	Yang Quan Coal Industry Group Co., Ltd., Class A	17,700	12,347
	Yango Group Co., Ltd., Class A	80,500	79,907
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	36,000	64,702
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	9,400	44,418
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	16,700	75,086
	Yanzhou Coal Mining Co., Ltd., Class H	910,000	711,331
*	Yashili International Holdings, Ltd.	397,000	30,237
	Yealink Network Technology Corp., Ltd., Class A	12,500	113,311
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	75,200	113,103
*	Yida China Holdings, Ltd.	36,000	9,382
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,800	59,411
	Yihai International Holding, Ltd.	133,000	1,631,699
	Yintai Gold Co., Ltd., Class A	17,800	48,615
	Yip's Chemical Holdings, Ltd.	88,000	24,539
#*	Yiren Digital, Ltd., Sponsored ADR	34,424	123,582
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,300	37,975
	Yonghui Superstores Co., Ltd., Class A	80,300	103,445
	Yonyou Network Technology Co., Ltd., Class A	11,500	77,474
	Youngor Group Co., Ltd., Class A	61,600	58,880
*	Youyuan International Holdings, Ltd.	136,920	862
*	Youzu Interactive Co., Ltd., Class A	6,600	20,963
*	YuanShengTai Dairy Farm, Ltd.	1,424,000	84,580
	Yuexiu Property Co., Ltd.	3,985,292	730,657
	Yuexiu Transport Infrastructure, Ltd.	348,752	221,576
	Yum China Holdings, Inc.	103,926	5,325,168
	Yunda Holding Co., Ltd., Class A	32,492	111,731
	Yunnan Baiyao Group Co Ltd, Class A	7,942	124,777
*	Yunnan Copper Co., Ltd., Class A	7,400	15,657
	Yunnan Energy New Material Co., Ltd., Class A	10,852	124,129

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yunnan Tin Co., Ltd., Class A	54,400	$80,606
	Yunnan Water Investment Co., Ltd., Class H	77,000	14,017
	Yuzhou Group Holdings Co., Ltd.	1,128,353	506,944
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	3,900	114,169
#	Zhaojin Mining Industry Co., Ltd., Class H	269,000	340,852
	Zhejiang Century Huatong Group Co., Ltd., Class A	37,200	64,458
	Zhejiang Chint Electrics Co., Ltd., Class A	17,300	78,575
	Zhejiang Dahua Technology Co., Ltd., Class A	42,000	128,073
	Zhejiang Dingli Machinery Co., Ltd., Class A	6,540	83,227
	Zhejiang Expressway Co., Ltd., Class H	522,000	388,186
	Zhejiang Hailiang Co., Ltd., Class A	41,400	52,715
	Zhejiang Huafeng Spandex Co., Ltd., Class A	28,200	27,367
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,910	82,440
	Zhejiang Huayou Cobalt Co., Ltd., Class A	5,300	32,552
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	87,907
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,900	20,984
	Zhejiang Juhua Co., Ltd., Class A	23,200	24,738
	Zhejiang Longsheng Group Co., Ltd., Class A	52,600	111,450
	Zhejiang NHU Co., Ltd., Class A	27,600	116,404
	Zhejiang Runtu Co., Ltd., Class A	15,900	21,782
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,540	141,144
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	11,000	28,855
	Zhejiang Semir Garment Co., Ltd., Class A	20,300	21,614
	Zhejiang Supor Co., Ltd., Class A	8,000	97,236
	Zhejiang Wanliyang Co., Ltd., Class A	39,600	52,195
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	10,690	33,054
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	25,300	49,513
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	9,700	21,028
	Zhejiang Yasha Decoration Co., Ltd., Class A	18,400	40,477
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	57,306
	Zhengzhou Yutong Bus Co., Ltd., Class A	16,400	32,030
	Zhong An Group, Ltd.	906,000	30,978
	Zhongji Innolight Co., Ltd., Class A	2,600	22,071
	Zhongjin Gold Corp., Ltd., Class A	15,900	26,056
	Zhongsheng Group Holdings, Ltd.	278,500	1,721,621
*	Zhongtian Financial Group Co., Ltd., Class A	41,700	21,459
	Zhongyu Gas Holdings, Ltd.	58,455	54,380
	Zhou Hei Ya International Holdings Co., Ltd.	227,000	182,363
*	Zhuguang Holdings Group Co., Ltd.	344,000	51,043
*	Zhuhai Holdings Investment Group, Ltd.	106,000	18,747
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	236,150	829,531
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,300	17,311
	Zhuzhou Kibing Group Co., Ltd., Class A	91,500	119,462
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	12,300	13,592
	Zijin Mining Group Co., Ltd., Class H	1,808,000	1,136,618
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	327,400	337,548
	ZTE Corp., Class H	163,720	484,867
	ZTO Express Cayman, Inc., ADR	61,995	2,296,915
TOTAL CHINA			475,622,538
COLOMBIA — (0.2%)
	Banco de Bogota SA	15,250	253,608
	Bancolombia SA, Sponsored ADR	14,286	398,865
	Bancolombia SA	35,012	251,359
	Bolsa de Valores de Colombia	3,425	10,093
	Celsia SA ESP	260,090	292,976
	Cementos Argos SA	171,894	168,533
*	CEMEX Latam Holdings SA	49,384	23,415
*	Constructora Conconcreto SA	2,809	288

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
*	Corp. Financiera Colombiana SA	39,515	$263,572
	Ecopetrol SA	758,041	422,375
	Grupo Argos SA	73,509	200,855
	Grupo Aval Acciones y Valores SA, ADR	9,190	41,998
	Grupo de Inversiones Suramericana SA	25,585	132,963
*	Grupo Energia Bogota SA ESP	167,811	102,943
	Grupo Nutresa SA	29,013	156,995
	Interconexion Electrica SA ESP	101,079	519,881
	Mineros SA	29,205	29,729
	Promigas SA ESP	7,608	13,288
TOTAL COLOMBIA			3,283,736
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	34,199	688,949
*	Komercni banka A.S.	12,563	291,379
	Moneta Money Bank A.S.	325,174	740,317
	O2 Czech Republic A.S.	21,410	204,919
TOTAL CZECH REPUBLIC			1,925,564
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	1,029,391
	Commercial International Bank Egypt S.A.E., GDR	14,582	56,214
	Egyptian Financial Group-Hermes Holding Co., GDR	7,191	11,505
	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	2,117
TOTAL EGYPT			1,099,227
GREECE — (0.3%)
	Aegean Airlines SA	15,499	66,017
*	Alpha Bank AE	256,334	161,199
	Athens Water Supply & Sewage Co. SA	18,561	144,802
	Autohellas SA	11,416	43,712
	Bank of Greece	6,492	100,220
*	Ellaktor SA	37,044	47,745
*	Eurobank Ergasias Services and Holdings SA, Class A	390,255	166,774
*	FF Group	11,777	12,485
*	Fourlis Holdings SA	23,710	109,031
*	GEK Terna Holding Real Estate Construction SA	34,895	238,509
	Hellenic Exchanges - Athens Stock Exchange SA	11,028	39,489
	Hellenic Petroleum SA	16,077	99,786
	Hellenic Telecommunications Organization SA	61,265	901,424
	Holding Co. ADMIE IPTO SA	47,833	126,028
*	Intracom Holdings SA	24,302	18,187
	JUMBO SA	18,052	352,212
*	LAMDA Development SA	33,428	224,529
	Motor Oil Hellas Corinth Refineries SA	15,593	212,977
	Mytilineos SA	28,246	264,031
*	National Bank of Greece SA	129,063	171,185
*	Piraeus Bank SA	123,572	170,495
	Piraeus Port Authority SA	3,818	74,118
*	Public Power Corp. SA	23,407	108,797
	Sarantis SA	12,002	119,658
	Terna Energy SA	13,424	176,187
	Titan Cement International SA	9,067	116,810
TOTAL GREECE			4,266,407
HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	784,000	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	China Huirong Financial Holdings, Ltd.	84,000	$10,730
	Fiber Optic Center, Inc.	396,000	2,683
	Fuguiniao Co., Ltd.	51,000	4,787
	Karce International Holdings Open	134,000	0
	Shoucheng Holdings, Ltd.	679,600	171,166
	Tech-Pro, Inc.	1,644,000	2,715
TOTAL HONG KONG			192,081
HUNGARY — (0.3%)
#*	CIG Pannonia Life Insurance P.L.C., Class A	14,978	17,494
	Magyar Telekom Telecommunications P.L.C.	260,648	328,563
*	MOL Hungarian Oil & Gas P.L.C.	260,949	1,537,181
*	OTP Bank P.L.C.	54,118	1,938,338
TOTAL HUNGARY			3,821,576
INDIA — (8.7%)
*	3M India, Ltd.	554	156,075
	Aarti Drugs, Ltd.	2,801	64,949
	Aarti Industries, Ltd.	26,488	350,003
*	Aarti Surfactants, Ltd.	1,324	4,356
	ABB India, Ltd.	5,237	62,692
*	ABB Powar Products & System India, Ltd.	1,047	12,548
	Abbott India, Ltd.	1,520	316,257
	ACC, Ltd.	17,076	325,328
	Adani Enterprises, Ltd.	40,551	95,820
	Adani Gas, Ltd.	83,780	170,664
*	Adani Green Energy, Ltd.	91,396	416,769
*	Adani Power, Ltd.	371,686	175,478
*	Adani Transmissions, Ltd.	110,351	347,031
*	Aditya Birla Capital, Ltd.	163,572	118,793
*	Aditya Birla Fashion and Retail, Ltd.	93,200	154,343
	Advanced Enzyme Technologies, Ltd.	12,879	32,633
	Aegis Logistics, Ltd.	11,934	30,240
	Agro Tech Foods, Ltd.	4,264	33,302
	Ahluwalia Contracts India, Ltd.	2,080	6,017
	AIA Engineering, Ltd.	12,413	273,975
	Ajanta Pharma, Ltd.	12,898	282,010
	Akzo Nobel India, Ltd.	3,881	98,202
	Alembic Pharmaceuticals, Ltd.	27,495	361,416
	Alembic, Ltd.	54,445	57,606
	Alkyl Amines Chemicals	1,210	36,382
	Allcargo Logistics, Ltd.	33,994	42,540
	Amara Raja Batteries, Ltd.	8,371	79,304
	Ambuja Cements, Ltd.	149,619	437,823
*	Amtek Auto, Ltd.	52,973	365
	Apar Industries, Ltd.	7,842	31,644
	APL Apollo Tubes, Ltd.	3,950	95,062
	Apollo Tyres, Ltd.	166,410	240,208
*	Arvind Fashions, Ltd.	28,252	46,283
	Arvind, Ltd.	84,021	32,083
	Asahi India Glass, Ltd.	26,973	62,542
	Ashok Leyland, Ltd.	638,846	414,896
*	Ashoka Buildcon, Ltd.	39,545	26,851
	Asian Paints, Ltd.	65,997	1,515,023
	Astral Poly Technik, Ltd.	13,530	174,963
	Atul, Ltd.	4,562	306,895
	Automotive Axles, Ltd.	3,807	26,193
	Avanti Feeds, Ltd.	18,377	109,554

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Avenue Supermarts, Ltd.	8,273	$227,390
	Axis Bank, Ltd.	283,836	1,637,574
	Bajaj Auto, Ltd.	12,442	498,283
*	Bajaj Consumer Care, Ltd.	33,236	78,107
	Bajaj Electricals, Ltd.	13,193	74,198
	Bajaj Finance, Ltd.	33,376	1,452,130
	Bajaj Finserv, Ltd.	9,248	766,359
*	Bajaj Hindusthan Sugar, Ltd.	210,829	15,766
	Bajaj Holdings & Investment, Ltd.	13,543	476,666
	Balaji Amines, Ltd.	6,470	48,988
	Balkrishna Industries, Ltd.	41,044	724,570
	Balmer Lawrie & Co., Ltd.	30,656	45,235
	Balrampur Chini Mills, Ltd.	78,854	132,410
	Bandhan Bank, Ltd.	16,950	77,776
*	Bank of Baroda	157,380	97,912
*	Bank of Maharashtra	198,041	32,213
	Bannari Amman Sugars, Ltd.	894	15,284
	BASF India, Ltd.	3,352	59,986
	Bata India, Ltd.	9,609	162,649
	BEML, Ltd.	5,626	48,110
	Berger Paints India, Ltd.	80,804	567,155
	Bhansali Engineering Polymers, Ltd.	29,445	16,888
	Bharat Forge, Ltd.	102,023	518,992
	Bharat Petroleum Corp., Ltd.	135,268	746,691
	Bharat Rasayan, Ltd.	365	45,765
*	Bharti Airtel, Ltd.	446,460	3,308,202
	Bharti Infratel, Ltd.	95,502	244,597
*	Biocon, Ltd.	48,885	268,012
	Birla Corp., Ltd.	10,855	86,359
*	Birlasoft, Ltd.	80,994	129,094
*	Blue Dart Express, Ltd.	537	14,725
	Blue Star, Ltd.	14,558	94,322
	Bodal Chemicals, Ltd.	15,834	15,581
	Bombay Dyeing & Manufacturing Co., Ltd.	33,291	26,259
	Borosil Renewables, Ltd.	14,033	14,464
*	Borosil, Ltd.	14,033	27,761
	Bosch, Ltd.	1,732	303,216
	Brigade Enterprises, Ltd.	32,571	61,004
	Britannia Industries, Ltd.	14,010	716,426
	BSE, Ltd.	6,411	44,070
	Can Fin Homes, Ltd.	22,994	112,262
*	Canara Bank	126,670	172,125
	Capacit'e Infraprojects, Ltd.	12,709	15,939
	Carborundum Universal, Ltd.	19,475	64,355
	Care Ratings, Ltd.	7,322	41,445
	Castrol India, Ltd.	106,814	162,348
	CCL Products India, Ltd.	38,497	120,548
	Ceat, Ltd.	12,726	147,478
	Central Depository Services India, Ltd.	4,550	21,265
	Century Plyboards India, Ltd.	37,659	64,502
	Century Textiles & Industries, Ltd.	18,089	74,224
	Cera Sanitaryware, Ltd.	2,844	85,063
	CESC, Ltd.	14,764	108,324
	Chambal Fertilizers & Chemicals, Ltd.	72,529	152,868
*	Chennai Petroleum Corp., Ltd.	17,205	18,377
	Chennai Super Kings Cricket, Ltd.	130,176	734
*	Cholamandalam Financial Holdings, Ltd.	36,595	161,766
	Cholamandalam Investment and Finance Co., Ltd.	117,324	317,007
	City Union Bank, Ltd.	133,999	216,512

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Coal India, Ltd.	250,678	$433,591
	Coforge, Ltd.	6,179	159,106
	Colgate-Palmolive India, Ltd.	18,462	350,675
	Container Corp. Of India, Ltd.	71,149	427,273
	Coromandel International, Ltd.	44,685	464,922
	CRISIL, Ltd.	8,107	183,914
	Crompton Greaves Consumer Electricals, Ltd.	196,701	645,970
	Cummins India, Ltd.	24,447	130,769
	Cyient, Ltd.	23,996	105,877
	Dabur India, Ltd.	92,975	636,156
*	Dalmia Bharat, Ltd.	22,877	232,381
	DB Corp., Ltd.	25,664	24,908
*	DCB Bank, Ltd.	99,628	103,367
	DCM Shriram, Ltd.	26,469	120,211
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	35,916
	Deepak Nitrite, Ltd.	14,093	121,853
	Dhampur Sugar Mills, Ltd.	15,975	26,919
	Dhanuka Agritech, Ltd.	6,469	68,466
	Dilip Buildcon, Ltd.	18,685	69,629
*	Dish TV India, Ltd.	176,773	16,911
	Dishman Carbogen Amcis, Ltd.	29,525	77,426
	Divi's Laboratories, Ltd.	18,285	639,063
	Dixon Technologies India, Ltd.	1,128	115,475
	DLF, Ltd.	123,116	231,273
	Dr Lal PathLabs, Ltd.	10,567	265,266
	eClerx Services, Ltd.	11,671	74,963
	Edelweiss Financial Services, Ltd.	176,449	179,465
	Eicher Motors, Ltd.	3,118	857,894
*	EID Parry India, Ltd.	39,453	153,572
	EIH, Ltd.	53,723	46,220
	Elgi Equipments, Ltd.	25,498	54,086
	Emami, Ltd.	49,436	158,373
	Endurance Technologies, Ltd.	12,236	146,944
	Engineers India, Ltd.	76,414	65,691
	Eris Lifesciences, Ltd.	3,854	25,304
	Escorts, Ltd.	31,617	477,013
	Essel Propack, Ltd.	16,384	51,290
	Excel Industries, Ltd.	733	7,277
	Exide Industries, Ltd.	119,005	246,898
	FDC, Ltd.	24,941	99,843
*	Federal Bank, Ltd.	596,448	428,197
	Fine Organic Industries, Ltd.	406	11,519
	Finolex Cables, Ltd.	31,095	112,431
	Finolex Industries, Ltd.	19,213	118,537
	Firstsource Solutions, Ltd.	118,484	77,232
	Future Lifestyle Fashions, Ltd.	13,486	20,563
	Gabriel India, Ltd.	37,453	42,614
	GAIL India, Ltd.	695,965	900,781
	Galaxy Surfactants, Ltd.	1,107	23,789
	Garware Technical Fibres, Ltd.	5,427	121,331
	Gateway Distriparks, Ltd.	28,293	31,021
	GE T&D India, Ltd.	6,889	7,649
	General Insurance Corp. of India	13,962	26,735
	GHCL, Ltd.	20,516	37,904
	Gillette India, Ltd.	2,205	147,943
	GMM Pfaudler, Ltd.	389	21,201
	Godrej Consumer Products, Ltd.	71,055	657,320
	Godrej Industries, Ltd.	17,871	84,456
*	Godrej Properties, Ltd.	8,798	109,620

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Granules India, Ltd.	79,722	$291,379
	Graphite India, Ltd.	3,594	7,926
	Grasim Industries, Ltd.	59,707	503,996
	Great Eastern Shipping Co., Ltd. (The)	26,241	79,341
*	Greaves Cotton, Ltd.	45,105	48,958
*	Greenpanel Industries, Ltd.	19,337	9,831
	Greenply Industries, Ltd.	19,337	22,103
	Grindwell Norton, Ltd.	9,426	60,548
	Gujarat Alkalies & Chemicals, Ltd.	11,691	49,477
	Gujarat Ambuja Exports, Ltd.	20,394	45,483
*	Gujarat Fluorochemicals, Ltd.	16,368	89,363
	Gujarat Gas, Ltd.	80,245	312,917
	Gujarat Industries Power Co., Ltd.	19,775	18,326
	Gujarat Mineral Development Corp., Ltd.	28,795	15,852
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	56,396
	Gujarat Pipavav Port, Ltd.	113,985	113,681
	Gujarat State Petronet, Ltd.	85,718	233,382
	Gulf Oil Lubricants India, Ltd.	7,008	53,676
	Hatsun Agro Products, Ltd.	11,492	101,333
	Havells India, Ltd.	55,386	431,291
	HCL Technologies, Ltd.	349,533	3,289,966
	HDFC Asset Management Co., Ltd.	1,316	42,499
	HDFC Bank Ltd.	471,538	6,516,274
*	HDFC Life Insurance Co., Ltd.	98,843	828,118
*	HealthCare Global Enterprises, Ltd.	17,375	29,330
	HEG, Ltd.	2,260	22,031
	HeidelbergCement India, Ltd.	39,068	96,901
*	Hemisphere Properties India, Ltd.	33,278	13,912
	Heritage Foods, Ltd.	6,774	28,230
	Hero MotoCorp, Ltd.	39,743	1,412,304
	Hester Biosciences, Ltd.	238	4,192
	Hexaware Technologies, Ltd.	69,847	356,837
	HFCL, Ltd.	362,713	60,132
	Hikal, Ltd.	20,117	41,718
	HIL, Ltd.	1,730	28,693
	Himadri Speciality Chemical, Ltd.	42,228	24,163
	Himatsingka Seide, Ltd.	4,260	3,495
	Hindalco Industries, Ltd.	446,962	982,891
	Hinduja Global Solutions, Ltd.	3,291	35,341
*	Hindustan Oil Exploration Co., Ltd.	7,365	6,346
	Hindustan Unilever, Ltd.	141,308	4,168,664
	Honda India Power Products, Ltd.	1,167	15,676
	Honeywell Automation India, Ltd.	564	203,138
	Housing Development Finance Corp., Ltd.	132,011	3,147,563
	Huhtamaki PPL, Ltd.	11,366	36,577
*	ICICI Bank, Ltd., Sponsored ADR	164,684	1,546,387
*	ICICI Bank, Ltd.	299,400	1,394,909
	ICICI Lombard General Insurance Co., Ltd.	18,593	322,250
	ICICI Prudential Life Insurance Co., Ltd.	36,985	223,230
	ICICI Securities, Ltd.	17,508	106,535
*	IDFC First Bank, Ltd.	718,827	255,461
	IDFC, Ltd.	218,255	55,667
*	IFB Industries, Ltd.	4,858	24,126
*	IFCI, Ltd.	325,050	26,857
	IIFL Finance, Ltd.	99,665	89,642
	IIFL Securities, Ltd.	99,665	51,416
	IIFL Wealth Management, Ltd.	14,238	208,612
	India Cements, Ltd. (The)	84,319	125,950
	Indiabulls Housing Finance, Ltd.	143,708	362,491

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Indiabulls Real Estate, Ltd.	135,430	$92,347
	Indiabulls Ventures, Ltd.	35,876	54,984
	Indiabulls Ventures, Ltd.	6,548	3,192
*	Indian Bank	68,793	53,547
	Indian Energy Exchange, Ltd.	9,357	22,386
	Indian Hotels Co., Ltd. (The)	121,267	123,445
	Indian Hume Pipe Co., Ltd. (The)	8,416	18,620
	Indian Oil Corp., Ltd.	382,933	452,721
*	Indian Overseas Bank	345,326	47,634
	Indo Count Industries, Ltd.	32,201	27,908
	Indoco Remedies, Ltd.	12,214	37,099
*	Indraprastha Gas, Ltd.	78,851	425,717
	IndusInd Bank, Ltd.	26,493	184,715
	INEOS Styrolution India, Ltd.	1,619	11,547
	Infibeam Avenues, Ltd.	79,662	81,166
	Info Edge India, Ltd.	6,840	291,465
	Infosys, Ltd., Sponsored ADR	141,430	1,817,375
	Infosys, Ltd.	714,850	9,208,293
	Inox Leisure, Ltd.	29,769	91,917
*	Intellect Design Arena, Ltd.	22,152	46,728
	InterGlobe Aviation, Ltd.	10,262	133,697
	IRB Infrastructure Developers, Ltd.	52,618	84,794
	ITD Cementation India, Ltd.	35,112	21,240
	J Kumar Infraprojects, Ltd.	12,750	16,243
	Jagran Prakashan, Ltd.	33,883	17,260
	Jai Corp., Ltd.	22,407	25,976
*	Jaiprakash Power Ventures, Ltd.	476,905	13,969
*	Jammu & Kashmir Bank, Ltd. (The)	143,649	30,459
	Jamna Auto Industries, Ltd.	77,992	29,631
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	121,924
	Jindal Poly Films, Ltd.	2,316	11,531
	Jindal Saw, Ltd.	77,246	56,979
*	Jindal Stainless Hisar, Ltd.	35,791	34,231
*	Jindal Stainless, Ltd.	88,742	42,011
*	Jindal Steel & Power, Ltd.	157,433	391,625
	JK Cement, Ltd.	10,543	210,968
	JK Lakshmi Cement, Ltd.	15,807	62,897
	JK Paper, Ltd.	41,108	51,742
	JK Tyre & Industries, Ltd.	33,006	28,794
	JM Financial, Ltd.	82,641	81,908
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,653	100,752
	JSW Energy, Ltd.	211,709	129,837
	JSW Steel, Ltd.	386,000	1,140,535
	JTEKT India, Ltd.	33,878	27,793
	Jubilant Foodworks, Ltd.	30,121	695,523
	Jubilant Life Sciences, Ltd.	50,434	535,657
*	Just Dial, Ltd.	13,206	64,913
	Jyothy Labs, Ltd.	27,180	44,504
	Kajaria Ceramics, Ltd.	32,041	173,410
	Kalpataru Power Transmission, Ltd.	29,121	89,470
	Kalyani Steels, Ltd.	11,486	33,100
	Kansai Nerolac Paints, Ltd.	17,994	104,393
	Karnataka Bank, Ltd. (The)	43,338	24,256
	Karur Vysya Bank, Ltd. (The)	188,782	86,618
	Kaveri Seed Co., Ltd.	11,466	92,342
	KEC International, Ltd.	50,704	184,913
	KEI Industries, Ltd.	25,830	120,887
	Kiri Industries, Ltd.	7,501	49,176
	Kirloskar Oil Engines, Ltd.	25,693	36,141

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KNR Constructions, Ltd.	22,800	$64,455
	Kolte-Patil Developers, Ltd.	11,282	20,739
	Kotak Mahindra Bank, Ltd.	82,488	1,502,677
*	KPIT Technologies, Ltd.	80,994	70,272
	KPR Mill, Ltd.	10,432	58,664
	KRBL, Ltd.	34,591	124,859
	L&T Finance Holdings, Ltd.	305,522	244,442
	LA Opala RG, Ltd.	5,529	13,396
	Lakshmi Machine Works, Ltd.	1,141	45,896
	Larsen & Toubro Infotech, Ltd.	16,865	542,899
	Laurus Labs, Ltd.	7,515	94,644
	LG Balakrishnan & Bros, Ltd.	5,958	18,098
	LIC Housing Finance, Ltd.	151,919	533,296
*	Linde India, Ltd.	11,710	98,049
	LT Foods, Ltd.	64,829	44,968
	LUX Industries, Ltd.	2,738	41,332
	Magma Fincorp, Ltd.	43,757	15,022
	Mahanagar Gas, Ltd.	14,324	186,083
	Maharashtra Scooters, Ltd.	1,746	70,295
	Maharashtra Seamless, Ltd.	11,052	29,085
*	Mahindra & Mahindra Financial Services, Ltd.	118,432	206,053
	Mahindra & Mahindra, Ltd.	198,818	1,618,235
*	Mahindra CIE Automotive, Ltd.	41,536	60,319
*	Mahindra Holidays & Resorts India, Ltd.	6,412	13,603
	Mahindra Lifespace Developers, Ltd.	3,562	10,078
	Majesco, Ltd.	8,575	68,392
	Manappuram Finance, Ltd.	138,949	295,396
	Marico, Ltd.	133,211	647,037
	Maruti Suzuki India, Ltd.	21,237	1,774,209
	MAS Financial Services, Ltd.	4,473	38,226
	Mastek, Ltd.	4,770	36,361
	Mayur Uniquoters, Ltd.	7,210	21,309
	Meghmani Organics, Ltd.	52,538	41,831
	Minda Industries, Ltd.	35,542	134,260
	Mindtree, Ltd.	20,218	292,967
	MOIL, Ltd.	36,155	68,622
	Motherson Sumi Systems, Ltd.	505,639	643,622
	Motilal Oswal Financial Services, Ltd.	12,868	116,434
	Mphasis, Ltd.	45,546	699,109
	MRF, Ltd.	401	327,510
	Muthoot Finance, Ltd.	58,940	1,000,275
	National Aluminium Co., Ltd.	299,608	131,475
	Nava Bharat Ventures, Ltd.	33,300	20,504
	Navin Fluorine International, Ltd.	5,554	131,279
	Navneet Education, Ltd.	37,731	36,949
	NBCC India, Ltd.	111,654	34,685
	NCC, Ltd.	226,588	87,780
	NESCO, Ltd.	5,339	31,160
	NHPC, Ltd.	501,763	135,695
	NIIT, Ltd.	27,465	35,494
	Nilkamal, Ltd.	2,517	41,443
	NLC India, Ltd.	88,191	56,188
	NMDC, Ltd.	93,110	104,614
	NOCIL, Ltd.	29,828	41,982
	NRB Bearings, Ltd.	22,385	23,363
	NTPC, Ltd.	348,211	404,153
	Oberoi Realty, Ltd.	27,402	126,909
	Omaxe, Ltd.	22,851	25,600
	Oracle Financial Services Software, Ltd.	8,255	323,418

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Orient Cement, Ltd.	28,090	$24,083
	Orient Electric, Ltd.	12,508	30,081
	Orient Refractories, Ltd.	20,027	45,716
	Oriental Carbon & Chemicals, Ltd.	1,568	16,380
	Page Industries, Ltd.	1,757	464,671
	Paisalo Digital, Ltd.	1,915	8,242
	Parag Milk Foods, Ltd.	15,727	17,732
*	PC Jeweller, Ltd.	38,909	7,766
	Persistent Systems, Ltd.	24,430	300,248
	Petronet LNG, Ltd.	259,825	859,019
	Phillips Carbon Black, Ltd.	29,375	37,642
	Phoenix Mills, Ltd. (The)	18,240	150,103
	PI Industries, Ltd.	25,165	593,901
	Pidilite Industries, Ltd.	29,684	539,273
*	PNB Housing Finance, Ltd.	15,438	43,529
	PNC Infratech, Ltd.	35,001	62,403
	Poly Medicure, Ltd.	6,882	35,668
	Polyplex Corp., Ltd.	6,276	49,202
	Power Finance Corp., Ltd.	353,810	383,214
	Power Grid Corp. of India, Ltd.	362,101	862,701
	Praj Industries, Ltd.	30,429	24,258
	Prestige Estates Projects, Ltd.	66,478	173,242
*	Procter & Gamble Health, Ltd.	1,462	81,402
	Procter & Gamble Hygiene & Health Care, Ltd.	2,529	348,382
	PSP Projects, Ltd.	3,766	20,118
	PTC India Financial Services, Ltd.	61,047	14,319
	PTC India, Ltd.	115,845	80,414
*	Punjab National Bank	434,318	185,457
	PVR, Ltd.	16,913	245,399
	PVR, Ltd.	1,259	18,252
*	Quess Corp., Ltd.	13,875	67,818
	Rain Industries Ltd.	50,053	61,470
	Rajesh Exports, Ltd.	30,006	183,078
	Rallis India, Ltd.	10,737	41,699
	Ramco Cements, Ltd. (The)	18,701	172,825
	Ramco Industries, Ltd.	17,140	39,145
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	48,230
	Ratnamani Metals & Tubes, Ltd.	6,330	89,289
	RBL Bank, Ltd.	119,186	269,293
	REC, Ltd.	385,974	517,264
	Redington India, Ltd.	143,736	174,079
	Relaxo Footwears, Ltd.	12,658	101,848
*	Reliance Power, Ltd.	229,033	10,090
	Repco Home Finance, Ltd.	15,914	30,681
	Sadbhav Engineering, Ltd.	23,101	13,183
	Savita Oil Technologies, Ltd.	516	4,387
*	SBI Life Insurance Co., Ltd.	21,008	255,611
	Schaeffler India, Ltd.	1,721	82,000
	Security & Intelligence Services India, Ltd.	10,330	49,866
	Sequent Scientific, Ltd.	34,602	56,581
	Seshasayee Paper & Boards, Ltd.	3,845	7,628
	SH Kelkar & Co., Ltd.	11,983	11,438
	Sharda Cropchem, Ltd.	11,070	42,993
*	Sheela Foam, Ltd.	110	2,069
	Shilpa Medicare, Ltd.	10,912	81,514
*	Shipping Corp. of India, Ltd.	49,571	35,652
	Shoppers Stop, Ltd.	5,605	11,838
	Shree Cement, Ltd.	2,077	600,811
	Shriram City Union Finance, Ltd.	6,356	55,755

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shriram Transport Finance Co., Ltd.	62,187	$573,678
	Shriram Transport Finance Co., Ltd.	7,175	66,415
	SKF India, Ltd.	1,307	25,675
	Sobha, Ltd.	31,407	92,006
	Solar Industries India, Ltd.	9,823	130,635
*	Somany Home Innovation, Ltd.	17,822	17,077
	Sonata Software, Ltd.	23,082	81,658
	South Indian Bank, Ltd. (The)	558,317	51,712
	SRF, Ltd.	7,900	399,180
	Srikalahasthi Pipes, Ltd.	7,842	19,016
	Star Cement, Ltd.	33,904	40,195
*	State Bank of India	186,967	475,836
*	State Bank of India, GDR	1,409	35,366
	Steel Authority of India, Ltd.	364,495	166,660
	Sterlite Technologies, Ltd.	61,607	100,370
	Strides Pharma Science, Ltd.	22,732	132,530
	Subros, Ltd.	14,654	35,112
	Sudarshan Chemical Industries	10,535	57,668
	Sun TV Network, Ltd.	50,950	263,328
	Sundaram Finance Holdings, Ltd.	4,466	2,804
	Sundaram Finance, Ltd.	9,801	166,370
	Sundaram-Clayton, Ltd.	1,860	38,663
	Sundram Fasteners, Ltd.	35,624	198,100
	Sunteck Realty, Ltd.	29,355	72,506
	Suprajit Engineering, Ltd.	22,155	45,038
	Supreme Industries, Ltd.	20,001	344,518
	Supreme Petrochem, Ltd.	17,842	43,099
	Swaraj Engines, Ltd.	2,273	41,048
	Symphony, Ltd.	5,585	63,070
	Syngene International, Ltd.	44,968	292,482
	TAKE Solutions, Ltd.	24,685	14,027
	Tasty Bite Eatables, Ltd.	176	28,150
	Tata Chemicals, Ltd.	31,796	130,416
	Tata Communications, Ltd.	33,278	338,259
	Tata Consultancy Services, Ltd.	165,172	5,037,946
	Tata Consumer Products, Ltd.	84,759	484,122
	Tata Elxsi, Ltd.	9,084	114,175
	Tata Metaliks, Ltd.	5,166	33,856
*	Tata Motors, Ltd.	819,291	1,139,840
	Tata Power Co., Ltd. (The)	420,804	274,038
	Tata Steel, Ltd.	126,691	626,032
	TCI Express, Ltd.	8,425	79,234
	Tech Mahindra, Ltd.	169,466	1,538,505
*	Techno Electric & Engineering Co., Ltd.	14,738	35,237
	Texmaco Rail & Engineering, Ltd.	32,187	11,228
	Thermax, Ltd.	7,422	73,900
	Thomas Cook India, Ltd.	47,330	18,467
	Thyrocare Technologies, Ltd.	8,171	76,659
	Tide Water Oil Co India, Ltd.	569	32,271
	Time Technoplast, Ltd.	45,645	22,356
	Timken India, Ltd.	5,771	74,673
	Tinplate Co. of India, Ltd. (The)	23,897	41,752
	Titan Co., Ltd.	68,648	959,556
	Torrent Power, Ltd.	63,788	278,263
	Transport Corp. of India, Ltd.	16,849	38,622
	Trent, Ltd.	23,170	172,334
	Trident, Ltd.	493,708	44,154
	Triveni Engineering & Industries, Ltd.	45,289	32,810
	Triveni Turbine, Ltd.	39,003	32,579

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TTK Prestige, Ltd.	1,165	$91,640
	Tube Investments of India, Ltd.	37,042	253,491
	TV Today Network, Ltd.	13,322	36,271
*	TV18 Broadcast, Ltd.	270,590	120,792
	TVS Srichakra, Ltd.	1,771	33,741
*	UCO Bank	304,304	56,784
	Uflex, Ltd.	15,527	54,932
	UltraTech Cement, Ltd.	23,079	1,271,677
*	Union Bank of India	282,910	109,557
*	UPL, Ltd.	231,364	1,475,355
*	VA Tech Wabag, Ltd.	10,086	15,348
	Vaibhav Global, Ltd.	5,973	106,456
	Vakrangee, Ltd.	180,675	67,808
	Vardhman Textiles, Ltd.	9,151	81,501
	Varun Beverages, Ltd.	4,900	46,347
	Vedanta, Ltd.	656,098	1,000,763
	Venky's India, Ltd.	2,911	40,527
*	Vesuvius India, Ltd.	1,000	11,572
	V-Guard Industries, Ltd.	40,880	88,847
	Vinati Organics, Ltd.	13,167	171,975
	Vindhya Telelinks, Ltd.	1,762	15,330
	VIP Industries, Ltd.	23,109	83,124
	V-Mart Retail, Ltd.	3,123	75,051
*	Vodafone Idea, Ltd.	2,330,694	260,697
	VRL Logistics, Ltd.	15,003	29,424
	VST Tillers Tractors, Ltd.	1,799	32,424
	WABCO India, Ltd.	847	78,543
	Welspun Corp., Ltd.	45,947	53,869
	Welspun Enterprises, Ltd.	26,652	19,952
	Welspun India, Ltd.	187,140	97,968
	West Coast Paper Mills, Ltd.	14,590	33,517
	Wheels India, Ltd.	1,390	7,599
	Whirlpool of India, Ltd.	8,665	240,818
	Wipro, Ltd.	308,377	1,152,670
	Yes Bank, Ltd.	602,119	96,964
	Zee Entertainment Enterprises, Ltd.	252,322	466,398
	Zensar Technologies, Ltd.	39,770	85,161
TOTAL INDIA			128,331,961
INDONESIA — (1.8%)
*	Ace Hardware Indonesia Tbk PT	2,641,700	316,557
	Adaro Energy Tbk PT	8,405,800	628,737
	Adhi Karya Persero Tbk PT	1,039,625	42,879
*	Agung Podomoro Land Tbk PT	1,043,700	8,402
	AKR Corporindo Tbk PT	658,800	130,452
*	Alam Sutera Realty Tbk PT	6,109,300	51,571
	Aneka Tambang Tbk	2,431,589	121,903
	Arwana Citramulia Tbk PT	1,603,400	46,266
	Astra Agro Lestari Tbk PT	154,367	102,952
	Astra International Tbk PT	3,637,400	1,281,323
	Astra Otoparts Tbk PT	444,800	26,537
*	Astrindo Nusantara Infrastructure Tbk PT	5,686,600	19,475
*	Asuransi Kresna Mitra Tbk PT	678,200	54,350
*	Bank Brisyariah Tbk PT	666,300	24,656
*	Bank Bukopin Tbk	3,493,200	42,773
*	Bank Capital Indonesia Tbk PT	722,900	20,977
	Bank Central Asia Tbk PT	1,157,500	2,479,332
	Bank Danamon Indonesia Tbk PT	985,242	185,447
*	Bank Ina Perdana PT	268,700	16,218

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Mandiri Persero Tbk PT	2,313,044	$919,319
	Bank Negara Indonesia Persero Tbk PT	1,139,800	360,343
*	Bank Pan Indonesia Tbk PT	1,806,900	99,890
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	74,801
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	80,566
*	Bank Permata Tbk PT	1,264,758	110,160
	Bank Rakyat Indonesia Persero Tbk PT	13,437,100	2,918,742
	Bank Tabungan Negara Persero Tbk PT	1,402,373	122,361
*	Barito Pacific Tbk PT	12,663,600	828,573
	Bayan Resources Tbk PT	13,000	11,821
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	12,684
	BFI Finance Indonesia Tbk PT	743,500	14,803
*	Bintang Oto Global Tbk PT	442,800	42,436
	BISI International Tbk PT	932,700	53,631
	Blue Bird Tbk PT	291,800	22,296
*	Buana Lintas Lautan Tbk PT	1,266,800	28,081
	Bukit Asam Tbk PT	1,654,405	231,350
*	Bumi Serpong Damai Tbk PT	1,815,500	86,216
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,481
*	Capital Financial Indonesia Tbk PT	1,669,100	45,052
	Charoen Pokphand Indonesia Tbk PT	2,079,015	887,767
*	Citra Marga Nusaphala Persada Tbk PT	896,868	61,029
*	Delta Dunia Makmur Tbk PT	3,936,700	70,157
*	Eagle High Plantations Tbk PT	5,480,000	44,905
	Elnusa Tbk PT	2,138,700	33,378
*	Erajaya Swasembada Tbk PT	789,500	79,471
*	Gajah Tunggal Tbk PT	1,108,600	41,088
*	Garuda Indonesia Persero Tbk PT	2,211,146	36,889
*	Global Mediacom Tbk PT	5,909,100	86,465
*	Hanson International Tbk PT	46,633,300	119,777
*	Harum Energy Tbk PT	320,100	25,932
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,157,600	621,154
	Indika Energy Tbk PT	944,200	63,627
	Indo Tambangraya Megah Tbk PT	256,200	139,435
*	Indocement Tunggal Prakarsa Tbk PT	261,500	222,046
	Indofood CBP Sukses Makmur Tbk PT	640,300	403,524
	Indofood Sukses Makmur Tbk PT	1,482,800	657,195
*	Indosat Tbk PT	493,300	77,912
*	Industri dan Perdagangan Bintraco Dharma Tbk PT	2,427,000	8,231
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,735,600	154,781
*	Inovisi Infracom Tbk PT	668,445	0
*	Inti Agri Resources Tbk PT	3,873,200	9,948
*	Intikeramik Alamasri Industri Tbk PT	2,263,200	7,750
	Japfa Comfeed Indonesia Tbk PT	3,168,300	231,239
	Jasa Marga Persero Tbk PT	566,926	152,949
	Jaya Real Property Tbk PT	1,230,300	34,784
	Kalbe Farma Tbk PT	5,025,600	540,618
	Kapuas Prima Coal Tbk PT	1,774,000	17,762
*	Kawasan Industri Jababeka Tbk PT	8,369,468	90,655
	KMI Wire & Cable Tbk PT	1,523,700	39,741
*	Kresna Graha Investama Tbk PT	3,259,900	24,075
	Link Net Tbk PT	609,400	79,090
*	Lippo Cikarang Tbk PT	1,557,710	87,345
	Malindo Feedmill Tbk PT	779,500	32,783
*	Matahari Department Store Tbk PT	1,262,700	112,558
	Mayora Indah Tbk PT	1,671,725	269,653
*	Medco Energi Internasional Tbk PT	4,101,900	131,384
	Media Nusantara Citra Tbk PT	2,660,600	149,632
	Metrodata Electronics Tbk PT	487,100	48,091

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Mitra Adiperkasa Tbk PT	4,877,000	$227,947
	Mitra Keluarga Karyasehat Tbk PT	1,042,400	171,321
*	MNC Investama Tbk PT	12,227,100	41,874
*	MNC Land Tbk PT	1,069,800	7,851
*	MNC Sky Vision Tbk PT	269,000	20,932
*	Modernland Realty Tbk PT	3,100,000	11,002
	Nippon Indosari Corpindo Tbk PT	741,644	62,752
	Pabrik Kertas Tjiwi Kimia Tbk PT	374,500	173,845
*	Pacific Strategic Financial Tbk PT	1,800,300	102,893
	Pakuwon Jati Tbk PT	3,237,400	94,302
	Pan Brothers Tbk PT	1,955,500	33,404
*	Panin Financial Tbk PT	8,902,100	113,013
*	Paninvest Tbk PT	840,400	42,097
*	Pelayaran Tamarin Samudra Tbk PT	1,797,000	6,755
	Perusahaan Gas Negara Tbk PT	3,122,300	271,420
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,633,300	111,225
*	Pool Advista Indonesia Tbk PT	350,400	1,200
	PP Persero Tbk PT	1,298,742	87,058
	Puradelta Lestari Tbk PT	3,809,400	57,583
	Ramayana Lestari Sentosa Tbk PT	1,095,400	42,299
*	Rimo International Lestari Tbk PT	18,540,300	47,621
*	Salim Ivomas Pratama Tbk PT	1,609,400	35,455
*	Sampoerna Agro Tbk PT	572,600	70,205
	Sarana Menara Nusantara Tbk PT	6,632,200	516,840
	Sawit Sumbermas Sarana Tbk PT	1,413,000	79,335
	Selamat Sempurna Tbk PT	1,169,600	102,773
*	Semen Baturaja Persero Tbk PT	807,400	27,242
	Semen Indonesia Persero Tbk PT	534,500	338,874
*	Sentul City Tbk PT	9,332,500	31,966
	Sinar Mas Agro Resources & Technology Tbk PT	36,000	7,405
*	Sinar Mas Multiartha Tbk PT	16,500	19,450
*	Sitara Propertindo Tbk PT	1,060,900	5,522
*	Smartfren Telecom Tbk PT	8,189,600	80,250
	Sri Rejeki Isman Tbk PT	6,771,700	91,369
*	Sugih Energy Tbk PT	5,670,200	3,641
	Sumber Alfaria Trijaya Tbk PT	1,508,900	76,371
	Summarecon Agung Tbk PT	3,205,000	132,389
	Surya Citra Media Tbk PT	2,807,000	247,490
*	Surya Esa Perkasa Tbk PT	2,146,300	22,736
	Surya Semesta Internusa Tbk PT	2,192,100	56,655
*	Suryainti Permata Tbk PT	1,280,000	0
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	80,904	1,659,341
	Tempo Scan Pacific Tbk PT	107,300	10,172
*	Tiga Pilar Sejahtera Food Tbk	1,372,000	2,960
	Tower Bersama Infrastructure Tbk PT	3,165,200	273,336
*	Trada Alam Minera Tbk PT	12,608,800	32,386
	Transcoal Pacific Tbk PT	155,000	41,617
*	Truba Alam Manuggal Engineering PT	3,328,000	0
	Tunas Baru Lampung Tbk PT	1,989,500	99,830
	Tunas Ridean Tbk PT	238,000	22,735
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	120,052
	Unilever Indonesia Tbk PT	1,480,400	853,308
	United Tractors Tbk PT	828,495	1,214,173
*	Vale Indonesia Tbk PT	366,000	86,264
*	Visi Media Asia Tbk PT	5,092,600	17,455
	Waskita Beton Precast Tbk PT	4,254,600	57,991
	Waskita Karya Persero Tbk PT	1,355,243	58,306
	Wijaya Karya Beton Tbk PT	1,949,300	36,686
	Wijaya Karya Persero Tbk PT	1,331,249	108,840

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk PT	2,090,600	$359,186
TOTAL INDONESIA			26,297,233
MALAYSIA — (1.9%)
	Duopharma Biotech Bhd	128,046	79,488
#	Aeon Co. M Bhd	320,600	64,073
#	AEON Credit Service M Bhd	61,690	134,036
*	AFFIN Bank Bhd	246,399	93,945
*	AirAsia Group Bhd	807,800	122,584
*	AirAsia X Bhd	818,400	13,690
	Ajinomoto Malaysia Bhd	3,400	12,199
	Alliance Bank Malaysia Bhd	424,000	214,496
	Allianz Malaysia Bhd	29,600	93,586
	AMMB Holdings Bhd	727,775	498,584
	Astro Malaysia Holdings Bhd	432,500	81,481
	Axiata Group Bhd	735,948	556,339
*	Bahvest Resources Bhd	117,200	13,510
	Batu Kawan Bhd	34,000	122,810
*	BerMaz Motor Sdn Bhd	328,300	109,250
	BIMB Holdings Bhd	133,431	107,523
#*	Boustead Holdings Bhd	238,660	35,648
	Boustead Plantations Bhd	122,960	11,042
*	Bumi Armada Bhd	1,458,100	78,247
	Bursa Malaysia Bhd	175,000	383,630
*	Cahya Mata Sarawak Bhd	262,400	107,233
	Can-One Bhd	42,900	25,592
	CB Industrial Product Holding Bhd	146,080	30,861
	CIMB Group Holdings Bhd	824,380	699,581
*	Coastal Contracts Bhd	47,000	7,206
	Comfort Glove Bhd	27,800	35,407
	CSC Steel Holdings Bhd	55,500	11,102
*	Cypark Resources Bhd	141,900	31,307
	D&O Green Technologies Bhd	343,200	69,546
	Dagang NeXchange Bhd	247,700	14,660
	Datasonic Group Bhd	375,000	124,299
*	Dayang Enterprise Holdings Bhd	307,945	84,235
	Dialog Group Bhd	425,514	380,732
	DiGi.Com Bhd	631,400	633,066
	DRB-Hicom Bhd	345,800	156,138
	Dufu Technology Corp. Bhd	19,200	31,925
	Dutch Lady Milk Industries Bhd	6,400	60,777
	Eastern & Oriental Bhd	320,580	30,564
*	Eco World Development Group Bhd	536,900	55,378
*	Eco World International Bhd	172,100	18,289
#	Ekovest BHD	546,150	66,190
#	FGV Holdings Bhd	447,500	127,173
	Fraser & Neave Holdings Bhd	25,700	197,082
	Frontken Corp. Bhd	277,200	231,427
#	Gabungan AQRS Bhd	185,778	37,241
	Gadang Holdings Bhd	227,100	23,578
	Gamuda Bhd	311,248	262,155
#	Gas Malaysia Bhd	57,400	37,026
	Genting Plantations Bhd	37,000	88,424
	George Kent Malaysia Bhd	247,900	39,912
	Globetronics Technology Bhd	336,066	203,583
	Glomac Bhd	194,040	12,785
	Guan Chong Bhd	49,000	36,034
	Hai-O Enterprise Bhd	91,300	39,887
#	HAP Seng Consolidated Bhd	267,420	565,306

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hartalega Holdings Bhd	316,900	$1,522,741
*	Hengyuan Refining Co. Bhd	63,600	45,385
	HeveaBoard Bhd	108,600	10,544
	Hiap Teck Venture Bhd	583,500	21,605
	Hong Leong Bank Bhd	83,990	298,175
#	Hong Leong Financial Group Bhd	63,313	202,038
	Hong Leong Industries Bhd	26,900	50,203
	Hup Seng Industries Bhd	164,800	36,216
	IGB Bhd	27,677	17,439
	IJM Corp. Bhd	589,814	223,198
	IJM Plantations Bhd	85,300	35,929
	Inari Amertron Bhd	1,100,363	557,999
	Insas Bhd	133,113	24,854
	IOI Corp. Bhd	191,205	207,199
	IOI Properties Group Bhd	298,010	65,096
*	Iris Corp. Bhd	736,100	55,846
#*	Iskandar Waterfront City Bhd	289,100	41,706
#*	JAKS Resources Bhd	121,800	22,297
*	Jaya Tiasa Holdings Bhd	112,305	15,832
	JHM Consolidation Bhd	137,400	50,170
	Kenanga Investment Bank Bhd	159,100	26,496
#	Kerjaya Prospek Group Bhd	234,960	58,984
	Kim Loong Resources Bhd	89,860	29,582
#*	KNM Group Bhd	634,784	33,244
*	Kretam Holdings Bhd	266,200	30,469
*	KSL Holdings Bhd	229,364	30,451
	Kuala Lumpur Kepong Bhd	27,868	153,340
	Land & General Bhd	1,013,940	25,322
*	Landmarks Bhd	139,100	8,037
#	LBS Bina Group Bhd	271,672	23,032
	Lii Hen Industries Bhd	73,000	48,163
	Lingkaran Trans Kota Holdings Bhd	58,400	55,341
	Lotte Chemical Titan Holding Bhd	191,900	91,159
#	LPI Capital Bhd	63,200	199,735
	Magni-Tech Industries Bhd	117,333	58,541
	Mah Sing Group Bhd	610,152	94,124
	Malakoff Corp. Bhd	570,000	127,932
	Malayan Banking Bhd	643,221	1,164,457
	Malayan Flour Mills Bhd	285,450	36,494
	Malaysia Airports Holdings Bhd	392,667	490,569
	Malaysia Building Society Bhd	666,603	84,309
	Malaysian Pacific Industries Bhd	53,263	165,523
	Malaysian Resources Corp. Bhd	783,400	103,791
	Matrix Concepts Holdings Bhd	335,750	134,001
#	Maxis Bhd	383,500	479,304
	MBM Resources BHD	78,530	57,272
	Media Chinese International, Ltd.	100,600	3,440
#	Mega First Corp. Bhd	78,700	124,603
	MKH Bhd	164,215	50,420
#	MMC Corp. Bhd	193,900	32,448
	MNRB Holdings Bhd	139,467	27,422
*	MPHB Capital Bhd	74,900	14,324
	Muda Holdings Bhd	113,800	44,495
	Muhibbah Engineering M Bhd	112,100	22,608
*	Mulpha International Bhd	55,520	19,287
#	My EG Services Bhd	869,450	276,495
	NTPM Holdings Bhd	103,400	14,475
#	Oriental Holdings BHD	109,500	137,982
	OSK Holdings Bhd	402,764	74,204

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Padini Holdings Bhd	228,200	$114,956
	Panasonic Manufacturing Malaysia Bhd	3,400	24,827
	Pantech Group Holdings Bhd	219,367	18,968
	Paramount Corp. Bhd	183,540	36,293
	Pentamaster Corp. Bhd	96,800	146,801
*	PESTECH International Bhd	51,000	10,283
#	Petron Malaysia Refining & Marketing Bhd	50,500	44,560
	PIE Industrial Bhd	62,100	22,402
	Pos Malaysia Bhd	137,200	32,038
	PPB Group Bhd	68,760	320,053
	Press Metal Aluminium Holdings Bhd	412,000	471,101
	Public Bank Bhd	847,370	3,401,164
	QL Resources Bhd	193,804	445,768
	Ranhill Holdings Bhd	205,800	45,499
	RCE Capital Bhd	23,900	10,715
#	RHB Bank Bhd	452,562	535,900
	Sam Engineering & Equipment M Bhd	16,800	28,756
*	Sapura Energy Bhd	2,326,211	52,838
	Sarawak Oil Palms Bhd	57,114	48,293
	Scientex Bhd	138,700	298,335
	Serba Dinamik Holdings Bhd	597,030	230,360
	Shangri-La Hotels Malaysia Bhd	63,400	62,160
	Sime Darby Plantation Bhd	197,900	243,812
	Sime Darby Property Bhd	817,600	120,570
	SKP Resources Bhd	61,900	20,574
	SP Setia Bhd Group	534,168	97,581
	Sunway Construction Group Bhd	187,510	84,141
#*	Supermax Corp. Bhd	176,302	774,253
	Suria Capital Holdings Bhd	21,720	4,829
	Syarikat Takaful Malaysia Keluarga Bhd	171,600	195,372
	Ta Ann Holdings Bhd	119,126	79,962
	TA Enterprise Bhd	441,000	63,596
#	TA Global Bhd	529,180	33,115
#	Taliworks Corp. Bhd	77,900	15,730
	Tan Chong Motor Holdings Bhd	103,100	25,103
	Telekom Malaysia Bhd	246,460	232,586
	Tenaga Nasional Bhd	474,800	1,281,337
	Thong Guan Industries Bhd	11,900	13,234
	TIME dotCom Bhd	79,100	203,699
*	Tropicana Corp. Bhd	167,491	35,572
*	TSH Resources Bhd	142,500	34,938
*	Tune Protect Group Bhd	184,300	11,964
	Uchi Technologies Bhd	152,170	91,999
	UEM Edgenta Bhd	103,000	54,451
*	UEM Sunrise Bhd	701,564	70,702
	UMW Holdings Bhd	151,000	87,717
	Unisem M Bhd	10,400	6,790
#	United Malacca Bhd	20,100	21,651
	United Plantations Bhd	28,200	93,008
	UOA Development Bhd	317,700	115,512
*	Velesto Energy Bhd	1,287,935	43,022
	ViTrox Corp. Bhd	41,100	119,554
	VS Industry Bhd	677,381	223,720
	Wah Seong Corp. Bhd	112,798	13,198
*	WCT Holdings Bhd	475,002	52,705
	Wellcall Holdings Bhd	272,550	51,681
	Westports Holdings Bhd	322,200	298,340
	Widad Group Bhd	134,700	15,847
	Yinson Holdings Bhd	162,500	240,806

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	YNH Property Bhd	197,408	$127,789
	YTL Corp. Bhd	1,663,730	306,578
#	YTL Power International Bhd	317,846	52,973
TOTAL MALAYSIA			27,620,290
MEXICO — (2.1%)
	Alfa S.A.B. de C.V., Class A	1,973,247	1,071,077
#	Alpek S.A.B. de C.V.	264,386	206,709
#*	Alsea S.A.B. de C.V.	315,933	307,771
	America Movil S.A.B. de C.V.	4,985,903	3,147,694
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,477,983
#	Arca Continental S.A.B. de C.V.	59,357	297,812
#*	Axtel S.A.B. de C.V.	625,205	159,848
*	Banco del Bajio SA	130,899	101,167
*	Bio Pappel S.A.B. de C.V.	11,290	8,117
#	Bolsa Mexicana de Valores S.A.B. de C.V.	210,773	427,797
	Cemex S.A.B. de C.V.	2,960,997	907,392
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	11,926	493,617
*	Consorcio ARA S.A.B. de C.V.	338,198	40,879
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	136,476
	Corp. Actinver S.A.B. de C.V.	9,800	3,963
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	238,242	358,300
	Corp. Moctezuma S.A.B. de C.V.	87,200	184,156
#*	Credito Real S.A.B. de C.V. SOFOM ER	81,877	46,871
#	El Puerto de Liverpool S.A.B. de C.V.	50,513	123,406
*	Elementia S.A.B. de C.V.	36,084	10,539
#*	Empresas ICA S.A.B. de C.V.	72,400	305
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	3,561
	Fomento Economico Mexicano S.A.B. de C.V.	147,942	910,719
*	Gentera S.A.B. de C.V.	552,947	193,798
	Gruma S.A.B. de C.V., Class B	100,347	1,176,389
*	Grupo Aeromexico S.A.B. de C.V.	157,608	34,347
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	183,576	765,897
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	4,815	323,038
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	94,110	634,180
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	3,909	390,235
#	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	106,034
#	Grupo Bimbo S.A.B. de C.V., Class A	435,528	787,493
	Grupo Carso S.A.B. de C.V.	104,041	205,698
	Grupo Cementos de Chihuahua S.A.B. de C.V.	87,450	415,343
	Grupo Comercial Chedraui S.A. de C.V.	225,890	265,425
	Grupo Elektra S.A.B. de C.V.	23,837	1,276,733
*	Grupo Famsa S.A.B. de C.V., Class A	124,890	4,097
	Grupo Financiero Banorte S.A.B. de C.V., Class O	591,335	2,117,964
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	354,238	255,472
*	Grupo GICSA SAB de CV	209,490	30,687
#	Grupo Herdez S.A.B. de C.V.	70,875	107,961
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	3,919
*	Grupo Industrial Saltillo S.A.B. de C.V.	91,927	66,007
	Grupo KUO S.A.B. de C.V., Class B	28,600	64,242
#	Grupo Lala S.A.B. de C.V.	266,979	144,316
#	Grupo Mexico S.A.B. de C.V., Class B	573,379	1,452,320
#*	Grupo Pochteca S.A.B. de C.V.	35,990	10,916
#	Grupo Rotoplas S.A.B. de C.V.	103,658	69,307
	Grupo Sanborns S.A.B. de C.V.	147,588	129,649
	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	17,942
	Grupo Simec S.A.B. de C.V., Class B	38,410	80,531
*	Grupo Sports World S.A.B. de C.V.	42,700	23,523
*	Grupo Televisa S.A.B., Sponsored ADR	15,502	86,656

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Televisa S.A.B.	861,027	$965,681
*	Grupo Traxion S.A.B. de C.V.	60,930	43,120
*	Hoteles City Express S.A.B. de C.V.	177,546	43,479
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,286	46,129
	Industrias Bachoco S.A.B. de C.V., Class B	63,286	186,545
	Industrias CH S.A.B. de C.V., Class B	98,329	382,182
#	Industrias Penoles S.A.B. de C.V.	55,096	821,749
	Infraestructura Energetica Nova S.A.B. de C.V.	85,309	252,995
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	330,498	543,380
#	La Comer S.A.B. de C.V.	266,279	421,045
	Megacable Holdings S.A.B. de C.V.	273,312	817,664
*	Minera Frisco S.A.B. de C.V.	163,510	18,000
#*	Minera Frisco S.A.B. de C.V., Class A1	277,464	49,870
#	Nemak S.A.B. de C.V.	307,423	71,969
	Orbia Advance Corp. S.A.B. de C.V.	570,872	905,238
*	Organizacion Cultiba S.A.B. de C.V.	24,314	12,296
	Organizacion Soriana S.A.B. de C.V., Class B	226,563	165,125
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	36,357	266,514
*	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	54,302
	Qualitas Controladora S.A.B. de C.V.	87,577	354,440
#*	Regional S.A.B. de C.V.	151,482	394,513
#*	Telesites S.A.B. de C.V.	637,365	472,260
#	TV Azteca S.A.B. de C.V.	329,914	4,684
*	Unifin Financiera S.A.B. de C.V.	90,981	73,504
*	Vitro S.A.B. de C.V., Class A	86,697	90,768
#	Wal-Mart de Mexico S.A.B. de C.V.	1,026,541	2,416,096
TOTAL MEXICO			31,539,826
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	6,089	49,625
	Cia de Minas Buenaventura SAA, ADR	15,794	187,317
	Credicorp, Ltd.	12,740	1,620,146
*	Fossal SAA, ADR	455	0
*	Grana y Montero SAA, Sponsored ADR	21,229	49,676
TOTAL PERU			1,906,764
PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	218,000	39,250
	Aboitiz Equity Ventures, Inc.	397,870	391,363
	Aboitiz Power Corp.	235,800	123,355
*	AC Energy Philippines, Inc.	675,000	35,076
*	Altus Property Ventures, Inc.	19,087	5,554
*	Apex Mining Co., Inc.	1,427,000	42,676
*	Atlas Consolidated Mining & Development Corp.	168,700	9,271
	Ayala Corp.	22,756	338,130
	Ayala Land, Inc.	1,500,260	1,017,444
*	AyalaLand Logistics Holdings Corp.	612,000	20,598
	Bank of the Philippine Islands	205,975	286,036
	BDO Unibank, Inc.	350,138	626,163
	Cebu Air, Inc.	151,860	116,550
*	CEMEX Holdings Philippines, Inc.	2,035,499	36,923
	Century Pacific Food, Inc.	491,200	144,901
	Century Properties Group, Inc.	500,000	3,663
	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	7,591
	China Banking Corp.	341,837	139,197
	Cosco Capital, Inc.	842,900	83,968
	D&L Industries, Inc.	1,364,200	127,899
	DMCI Holdings, Inc.	2,181,950	158,304

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	DoubleDragon Properties Corp.	346,690	$112,880
	Eagle Cement Corp.	227,300	45,601
*	East West Banking Corp.	330,450	48,739
*	EEI Corp.	357,100	36,302
*	Empire East Land Holdings, Inc.	1,223,000	6,156
	Filinvest Development Corp.	301,500	53,297
	Filinvest Land, Inc.	4,402,000	78,019
	First Philippine Holdings Corp.	168,570	205,053
*	Global Ferronickel Holdings, Inc.	762,228	17,187
	Globe Telecom, Inc.	7,765	325,871
	GT Capital Holdings, Inc.	15,759	141,362
*	Holcim Philippines, Inc.	104,200	10,209
*	Integrated Micro-Electronics, Inc.	339,960	32,145
	International Container Terminal Services, Inc.	203,530	399,573
	JG Summit Holdings, Inc.	490,170	624,312
	Jollibee Foods Corp.	108,170	297,543
	Lopez Holdings Corp.	1,212,900	57,864
*	MacroAsia Corp.	96,450	10,448
	Manila Electric Co.	52,430	283,059
	Manila Water Co., Inc.	615,600	160,724
	Max's Group, Inc.	216,700	20,615
	Megawide Construction Corp.	345,474	48,240
	Megaworld Corp.	3,069,600	187,810
	Metro Pacific Investments Corp.	3,219,000	205,196
	Metropolitan Bank & Trust Co.	274,235	191,530
	Nickel Asia Corp.	2,019,400	106,862
	Petron Corp.	1,186,800	75,147
	Philex Mining Corp.	819,300	53,646
*	Philippine National Bank	222,652	89,830
*	Philippine Stock Exchange, Inc. (The)	5,304	16,648
	Phoenix Petroleum Philippines, Inc.	189,140	43,860
*	Pilipinas Shell Petroleum Corp.	207,090	73,624
#	PLDT, Inc., Sponsored ADR	9,747	259,660
	PLDT, Inc.	17,425	471,891
	Puregold Price Club, Inc.	458,230	447,314
*	PXP Energy Corp.	151,300	17,794
	RFM Corp.	532,000	47,513
	Rizal Commercial Banking Corp.	339,756	110,140
	Robinsons Land Corp.	1,287,566	404,509
	Robinsons Retail Holdings, Inc.	160,570	201,430
	San Miguel Food and Beverage, Inc.	110,620	146,167
	Security Bank Corp.	69,546	130,607
	Semirara Mining & Power Corp.	637,680	129,399
	Shakey's Pizza Asia Ventures, Inc.	111,400	13,426
	SM Investments Corp.	11,750	214,533
	SM Prime Holdings, Inc.	1,423,012	872,575
	SSI Group, Inc.	945,000	20,257
	STI Education Systems Holdings, Inc.	1,171,000	6,899
*	Top Frontier Investment Holdings, Inc.	10,142	25,318
	Union Bank of the Philippines	135,942	146,395
	Universal Robina Corp.	191,160	477,393
	Vista Land & Lifescapes, Inc.	2,892,400	183,765
	Vistamalls, Inc.	82,400	6,649
	Wilcon Depot, Inc.	493,700	150,119
TOTAL PHILIPPINES			12,297,017
POLAND — (1.1%)
*	Agora SA	20,446	40,997
#*	Alior Bank SA	43,960	171,959

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Alumetal SA	2,578	$25,856
*	Amica SA	3,936	156,054
*	AmRest Holdings SE	22,525	117,194
	Apator SA	5,949	32,628
	Asseco Poland SA	7,054	120,784
	Bank Handlowy w Warszawie SA	9,046	88,472
*	Bank Millennium SA	227,455	173,985
*	Bank Ochrony Srodowiska SA	10,593	16,856
*	Bank Polska Kasa Opieki SA	11,761	158,716
*	Bioton SA	23,777	35,271
*	Boryszew SA	46,467	44,812
	Budimex SA	5,973	369,962
	CCC SA	10,842	160,770
*	CD Projekt SA	5,232	561,390
#*	Ciech SA	23,153	189,954
	ComArch SA	1,142	66,587
	Cyfrowy Polsat SA	76,837	570,925
*	Develia SA	192,214	98,897
*	Dino Polska SA	13,326	737,743
*	Dom Development SA	4,063	106,439
	Echo Investment SA	23,938	24,049
*	Enea SA	137,066	259,991
*	Fabryki Mebli Forte SA	8,318	58,719
	Famur SA	138,692	60,034
	Firma Oponiarska Debica SA	1,289	26,732
*	Getin Noble Bank SA	290,102	17,719
*	Globe Trade Centre SA	66,685	115,819
*	Grupa Azoty SA	24,893	189,553
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	10,115
	Grupa Kety SA	6,769	788,327
	Grupa Lotos SA	50,580	653,526
*	ING Bank Slaski SA	6,365	224,354
*	Inter Cars SA	3,991	211,233
	Jastrzebska Spolka Weglowa SA	28,169	124,513
	Kernel Holding SA	36,301	383,087
*	KGHM Polska Miedz SA	52,006	1,750,825
#	KRUK SA	7,377	255,379
*	LPP SA	361	664,551
*	Lubelski Wegiel Bogdanka SA	7,028	37,290
*	mBank SA	3,107	154,630
*	Netia SA	82,111	96,120
	Neuca SA	1,271	175,904
#*	Orange Polska SA	242,046	453,884
*	PGE Polska Grupa Energetyczna SA	229,403	403,595
#	PKP Cargo SA	17,395	60,172
	Polski Koncern Naftowy Orlen SA	130,076	1,852,109
	Polskie Gornictwo Naftowe i Gazownictwo SA	193,888	264,392
*	Powszechna Kasa Oszczednosci Bank Polski SA	112,230	650,007
	Powszechny Zaklad Ubezpieczen SA	115,035	829,235
#*	Santander Bank Polska SA	5,944	238,422
	Stalexport Autostrady SA	74,167	58,480
#*	Tauron Polska Energia SA	688,539	476,633
*	VRG SA	79,132	48,021
	Warsaw Stock Exchange	13,108	152,509
	Wawel SA	227	34,901
*	Zespol Elektrowni Patnow Adamow Konin SA	2,460	6,180
TOTAL POLAND			15,857,261

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (0.3%)
	Commercial Bank PSQC (The)	115,446	$130,583
	Aamal Co.	256,404	53,896
	Al Khaleej Takaful Group QSC	41,784	20,863
	Al Khalij Commercial Bank PQSC	168,321	71,521
	Al Meera Consumer Goods Co. QSC	7,401	38,865
	Barwa Real Estate Co.	420,181	364,362
*	Doha Bank QPSC	133,375	87,265
	Doha Insurance Co. QSC	74,765	21,215
*	Gulf International Services QSC	171,191	78,915
	Gulf Warehousing Co.	38,043	54,310
	Industries Qatar QSC	63,194	135,602
	Masraf Al Rayan QSC	154,548	167,835
*	Mazaya Qatar Real Estate Development QSC	196,033	47,048
	National Leasing	66,962	16,578
	Ooredoo QPSC	71,215	131,891
	Qatar Electricity & Water Co QSC	36,855	171,917
*	Qatar First Bank	74,417	27,479
	Qatar Fuel QSC	35,608	158,587
	Qatar Gas Transport Co., Ltd.	313,574	241,976
	Qatar Insurance Co. SAQ	305,684	167,121
	Qatar International Islamic Bank QSC	83,222	187,662
	Qatar Islamic Bank SAQ	87,269	386,580
	Qatar Islamic Insurance Group	6,249	10,658
	Qatar National Bank QPSC	253,621	1,262,966
	Qatar National Cement Co. QSC	16,741	16,814
	Qatar Navigation QSC	37,697	61,605
*	Salam International Investment, Ltd. QSC	226,923	28,375
	United Development Co. QSC	426,360	134,872
	Vodafone Qatar QSC	206,308	72,357
TOTAL QATAR			4,349,718
RUSSIA — (1.3%)
	Etalon Group P.L.C., GDR	52,035	75,651
	Etalon Group P.L.C., GDR	4,553	6,647
	Gazprom PJSC, Sponsored ADR	220,702	1,066,901
	Gazprom PJSC, Sponsored ADR	141,681	694,237
	Globaltrans Investment P.L.C., GDR	13,798	82,604
	Globaltrans Investment P.L.C., GDR	16,899	101,394
	Lukoil PJSC, Sponsored ADR	11,970	819,586
	Lukoil PJSC, Sponsored ADR	48,652	3,300,326
	Magnitogorsk Iron & Steel Works PJSC, GDR	37,706	262,794
*	Mail.Ru Group, Ltd., GDR	1,271	33,534
*	Mail.Ru Group, Ltd., GDR	10,141	268,229
*	Mechel PJSC, Sponsored ADR	14,684	24,963
	MMC Norilsk Nickel PJSC, ADR	7,978	210,380
	MMC Norilsk Nickel PJSC, ADR	63,265	1,652,596
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	568,564
	Novatek PJSC, GDR	2,996	439,214
	Novolipetsk Steel PJSC, GDR	17,468	338,314
	Novolipetsk Steel PJSC, GDR	2,526	49,358
	O'Key Group SA, GDR	6,334	4,084
	PhosAgro PJSC, GDR	24,221	286,223
	PhosAgro PJSC, GDR	2,510	29,668
	Polyus PJSC, GDR	4,024	460,748
	QIWI P.L.C., Sponsored ADR	1,601	30,915
	Ros Agro P.L.C., GDR	818	7,832
	Ros Agro P.L.C., GDR	7,201	69,274
	Rosneft Oil Co. PJSC, GDR	117,212	555,351
	Rosneft Oil Co. PJSC, GDR	126,625	600,626

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Rostelecom PJSC, Sponsored ADR	15,006	$107,968
	Rostelecom PJSC, Sponsored ADR	19,115	137,326
	RusHydro PJSC, ADR	240,058	239,968
	Sberbank of Russia PJSC, Sponsored ADR	211,733	2,512,488
	Severstal PAO, GDR	34,964	425,806
	Severstal PAO, GDR	2,373	28,974
*	Tatneft PJSC, Sponsored ADR	14,051	625,403
*	Tatneft PJSC, Sponsored ADR	19,956	894,029
	VEON, Ltd., ADR	156,360	264,248
	VTB Bank PJSC, GDR	171,074	167,854
	VTB Bank PJSC, GDR	314,944	311,795
	X5 Retail Group NV, GDR	22,236	834,516
	X5 Retail Group NV, GDR	820	30,799
TOTAL RUSSIA			18,621,187
SAUDI ARABIA — (0.8%)
	Abdullah Al Othaim Markets Co.	2,764	88,289
	Advanced Petrochemical Co.	8,534	116,310
*	Al Jouf Cement Co.	18,453	45,020
	Al Rajhi Bank	71,616	1,125,550
	Alandalus Property Co.	2,663	11,221
	Aldrees Petroleum and Transport Services Co.	2,251	35,392
*	Alinma Bank	149,012	579,776
*	AlJazira Takaful Ta'awuni Co.	4,978	23,850
	Almarai Co. JSC	19,781	282,666
	Arab National Bank	10,537	54,666
	Arabian Cement Co.	6,104	48,492
*	Arabian Shield Cooperative Insurance Co.	5,778	26,249
	Arriyadh Development Co.	7,150	29,015
*	Astra Industrial Group	4,134	22,372
	Bank AlBilad	29,999	187,695
	Bank Al-Jazira	20,138	64,005
	Banque Saudi Fransi	3,215	25,698
*	Bawan Co.	6,573	24,005
	Bupa Arabia for Cooperative Insurance Co.	2,940	92,929
*	City Cement Co.	9,791	45,322
*	Co. for Cooperative Insurance (The)	6,157	133,472
*	Dar Al Arkan Real Estate Development Co.	146,661	283,466
	Eastern Province Cement Co.	2,907	26,597
*	Electrical Industries Co.	4,749	19,387
*	Etihad Etisalat Co.	57,432	413,610
*	Fawaz Abdulaziz Al Hokair & Co.	807	4,103
	Fitaihi Holding Group	4,845	14,628
*	Hail Cement Co.	4,020	14,287
	Herfy Food Services Co.	1,130	13,408
	Leejam Sports Co. JSC	5,274	80,520
*	Middle East Paper Co.	5,502	21,456
*	Mobile Telecommunications Co. Saudi Arabia	85,756	259,440
*	Najran Cement Co.	10,308	32,645
*	National Agriculture Development Co. (The)	5,492	43,936
	National Commercial Bank	85,606	828,095
	National Gas & Industrialization Co.	5,844	44,451
*	National Industrialization Co.	50,845	140,492
	National Petrochemical Co.	2,819	18,068
	Qassim Cement Co. (The)	2,337	41,648
*	Rabigh Refining & Petrochemical Co.	4,562	15,458
	Riyad Bank	90,314	407,935
	Sahara International Petrochemical Co.	26,436	101,937
	Saudi Airlines Catering Co.	4,173	91,598

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Arabian Fertilizer Co.	19,983	$416,194
*	Saudi Arabian Mining Co.	10,588	102,848
	Saudi Automotive Services Co.	6,192	43,256
	Saudi Basic Industries Corp.	99,521	2,355,443
	Saudi British Bank (The)	10,756	69,418
	Saudi Cement Co.	5,877	88,065
*	Saudi Ceramic Co.	3,663	36,943
	Saudi Co. For Hardware CJSC	2,654	32,282
	Saudi Electricity Co.	60,988	254,038
	Saudi Industrial Investment Group	3,568	17,455
	Saudi Industrial Services Co.	4,981	28,723
*	Saudi Kayan Petrochemical Co.	51,637	111,616
*	Saudi Real Estate Co.	3,248	11,540
*	Saudi Research & Marketing Group	3,548	55,785
	Saudi Telecom Co.	51,349	1,336,565
	Saudia Dairy & Foodstuff Co.	677	31,800
	Savola Group (The)	33,829	418,171
	Seera Group Holding	19,475	86,055
	Southern Province Cement Co.	3,591	62,846
*	Tabuk Cement Co.	3,210	11,431
	Umm Al-Qura Cement Co.	1,475	9,546
	United Electronics Co.	7,399	112,505
	United International Transportation Co.	1,373	11,902
	United Wire Factories Co.	3,310	18,075
	Yamama Cement Co.	1,072	6,849
	Yanbu Cement Co.	5,002	41,725
	Yanbu National Petrochemical Co.	12,548	173,630
*	Zamil Industrial Investment Co.	2,629	11,407
TOTAL SAUDI ARABIA			11,935,272
SOUTH AFRICA — (4.8%)
	Absa Group, Ltd.	289,661	1,342,440
	Adcorp Holdings, Ltd.	61,325	10,045
	Advtech, Ltd.	247,145	107,252
	AECI, Ltd.	85,439	431,724
	African Oxygen, Ltd.	83,411	85,087
	African Rainbow Minerals, Ltd.	71,532	816,680
	Afrimat, Ltd.	59,000	117,242
	Alexander Forbes Group Holdings, Ltd.	252,381	47,866
	Allied Electronics Corp., Ltd., Class A	147,357	173,108
	Alviva Holdings, Ltd.	81,663	26,411
	Anglo American Platinum, Ltd.	13,917	1,068,313
	AngloGold Ashanti, Ltd., Sponsored ADR	146,830	4,726,458
	Astral Foods, Ltd.	35,227	283,529
	AVI, Ltd.	176,752	728,635
#	Barloworld, Ltd.	156,320	602,951
	Bid Corp., Ltd.	79,159	1,305,627
	Bidvest Group, Ltd. (The)	130,939	1,010,737
*	Blue Label Telecoms, Ltd.	273,933	44,024
#*	Brait SE	438,037	70,779
	Capitec Bank Holdings, Ltd.	11,882	614,789
	Cashbuild, Ltd.	17,209	160,472
	Caxton and CTP Publishers and Printers, Ltd.	26,485	6,263
	City Lodge Hotels, Ltd.	18,594	17,397
	Clicks Group, Ltd.	98,151	1,309,845
	Coronation Fund Managers, Ltd.	116,906	268,369
	Curro Holdings, Ltd.	65,841	34,234
	DataTec, Ltd.	159,684	210,797
	Dis-Chem Pharmacies, Ltd.	123,787	125,011

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Discovery, Ltd.	177,163	$1,152,019
	DRDGOLD, Ltd., Sponsored ADR	5,808	87,817
	Evraz Highveld Steel And Vanad	5,882	0
	Exxaro Resources, Ltd.	129,781	1,023,802
	Famous Brands, Ltd.	32,956	81,149
	FirstRand, Ltd.	1,332,731	3,035,374
	Foschini Group, Ltd. (The)	140,001	574,406
	Gold Fields, Ltd., Sponsored ADR	521,793	6,830,270
*	Grand Parade Investments, Ltd.	131,391	15,877
	Grindrod, Ltd.	298,452	64,250
*	Harmony Gold Mining Co., Ltd.	110,175	711,638
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	982,348
	Hudaco Industries, Ltd.	23,402	96,455
	Impala Platinum Holdings, Ltd.	250,367	2,235,031
	Imperial Logistics, Ltd.	117,688	228,963
	Investec, Ltd.	89,431	175,068
	Italtile, Ltd.	143,246	82,613
	JSE, Ltd.	37,666	255,598
	KAP Industrial Holdings, Ltd.	1,458,712	220,664
	Kumba Iron Ore, Ltd.	28,798	931,267
	Lewis Group, Ltd.	42,685	34,865
	Liberty Holdings, Ltd.	102,435	414,990
*	Long4Life, Ltd.	377,832	68,483
*	Massmart Holdings, Ltd.	70,160	80,566
	Merafe Resources, Ltd.	704,578	18,653
*	Metair Investments, Ltd.	117,754	124,930
	MiX Telematics, Ltd., Sponsored ADR	8,700	88,392
	Momentum Metropolitan Holdings	729,985	710,240
*	Motus Holdings Ltd.	90,729	150,156
	Mpact, Ltd.	120,100	55,823
	Mr. Price Group, Ltd.	85,309	630,888
	MTN Group, Ltd.	659,953	2,308,327
*	MultiChoice Group, Ltd.	194,005	1,195,457
	Murray & Roberts Holdings, Ltd.	245,552	82,870
*	Nampak, Ltd.	246,519	16,934
	Naspers, Ltd., Class N	39,634	7,211,455
	Nedbank Group, Ltd.	190,321	1,168,080
	NEPI Rockcastle P.L.C.	83,628	433,458
*	Ninety One, Ltd.	44,715	130,023
*	Northam Platinum, Ltd.	118,470	935,156
	Oceana Group, Ltd.	59,486	250,026
	Old Mutual, Ltd.	1,117,930	750,679
*	Omnia Holdings, Ltd.	98,158	156,508
	Pepkor Holdings, Ltd.	220,197	128,336
*	Peregrine Holdings, Ltd.	147,179	173,515
	Pick n Pay Stores, Ltd.	177,040	463,523
*	PPC, Ltd.	1,097,019	49,799
	PSG Group, Ltd.	51,805	463,491
	PSG Konsult, Ltd.	145,372	59,764
	Raubex Group, Ltd.	103,405	152,825
	RCL Foods, Ltd.	19,226	10,356
	Reunert, Ltd.	117,414	213,644
	RFG Holdings, Ltd.	55,653	44,214
*	Royal Bafokeng Platinum, Ltd.	74,273	219,583
	Sanlam, Ltd.	444,932	1,574,566
	Santam, Ltd.	20,024	310,307
*	Sappi, Ltd.	406,060	582,713
#*	Sasol, Ltd.	11,323	91,531
*	Sasol, Ltd., Sponsored ADR	125,832	1,010,431

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Shoprite Holdings, Ltd.	199,037	$1,215,933
*	Sibanye Stillwater, Ltd.	738,073	2,087,855
*	Sibanye Stillwater, Ltd., ADR	146,127	1,642,471
	SPAR Group, Ltd. (The)	70,571	679,881
	Spur Corp., Ltd.	44,681	42,466
	Standard Bank Group, Ltd.	530,319	3,372,784
#*	Steinhoff International Holdings NV	643,070	37,740
*	Super Group, Ltd.	267,571	296,421
	Telkom SA SOC, Ltd.	176,975	301,737
	Tiger Brands, Ltd.	79,661	820,334
*	Tongaat Hulett, Ltd.	44,268	11,760
	Transaction Capital, Ltd.	191,298	204,461
	Trencor, Ltd.	107,914	31,645
	Truworths International, Ltd.	234,332	449,133
	Vodacom Group, Ltd.	187,616	1,407,838
	Wilson Bayly Holmes-Ovcon, Ltd.	36,659	239,814
	Woolworths Holdings, Ltd.	318,442	588,964
TOTAL SOUTH AFRICA			70,527,488
SOUTH KOREA — (13.5%)
*	3S Korea Co., Ltd.	8,243	17,016
	ABco Electronics Co., Ltd.	3,678	19,068
*	Able C&C Co., Ltd.	2,437	17,084
	ABOV Semiconductor Co., Ltd.	5,668	50,428
*	Abpro Bio Co., Ltd.	45,652	30,911
*	ADTechnology Co., Ltd.	2,041	56,806
	Advanced Nano Products Co., Ltd.	1,159	29,704
	Advanced Process Systems Corp.	2,912	65,081
	Aekyung Petrochemical Co., Ltd.	8,325	47,680
	AfreecaTV Co., Ltd.	3,846	203,667
*	Agabang&Company	7,026	17,344
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	39,954
	Ahnlab, Inc.	1,337	66,247
	AJ Networks Co., Ltd.	12,026	32,239
*	Ajin Industrial Co., Ltd.	15,410	34,642
	AK Holdings, Inc.	3,176	48,275
*	Alpha Holdings, Inc.	4,529	18,370
*	ALUKO Co., Ltd.	21,440	36,481
*	Aminologics Co., Ltd.	18,012	37,773
	Amorepacific Corp.	4,231	591,267
	AMOREPACIFIC Group	3,719	166,578
*	Amotech Co., Ltd.	2,859	80,695
*	Anam Electronics Co., Ltd.	8,387	12,043
*	Ananti, Inc.	8,313	72,864
*	Apact Co., Ltd.	6,201	38,148
*	Aprogen Healthcare & Games, Inc.	25,054	18,712
*	Aprogen KIC, Inc.	2,120	4,820
*	APS Holdings Corp.	6,260	45,301
	Asia Cement Co., Ltd.	944	46,908
	ASIA Holdings Co., Ltd.	649	40,632
	Asia Paper Manufacturing Co., Ltd.	3,151	76,367
*	Asiana Airlines, Inc.	36,792	126,496
	Atinum Investment Co., Ltd.	13,201	20,909
	Aurora World Corp.	2,940	22,700
	Autech Corp.	5,114	51,932
	Avaco Co., Ltd.	3,893	23,591
	Baiksan Co., Ltd.	6,975	29,956
*	Barun Electronics Co., Ltd.	355	1,168
*	Barunson Entertainment & Arts Corp.	15,922	22,851

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Bcworld Pharm Co., Ltd.	1,425	$23,018
	BGF Co., Ltd.	17,273	61,075
	BGF retail Co., Ltd.	2,241	234,169
*	BH Co., Ltd.	12,339	242,830
*	Binex Co., Ltd.	5,448	101,273
	Binggrae Co., Ltd.	2,078	106,257
	BioSmart Co., Ltd.	5,234	38,168
	BIT Computer Co., Ltd.	4,083	40,227
	Bixolon Co., Ltd.	6,510	24,996
*	Bluecom Co., Ltd.	6,343	44,735
	BNK Financial Group, Inc.	90,128	389,553
	Boditech Med, Inc.	5,648	100,160
	BoKwang Industry Co., Ltd.	7,220	44,215
	Bolak Co., Ltd.	8,270	13,283
	Bookook Securities Co., Ltd.	1,360	21,694
*	Bosung Power Technology Co., Ltd.	12,851	20,083
	Bubang Co., Ltd.	6,068	10,962
	Bukwang Pharmaceutical Co., Ltd.	6,987	217,335
	Busan City Gas Co., Ltd.	1,518	46,474
	BYC Co., Ltd.	105	18,102
*	Byucksan Corp.	12,048	18,025
*	CammSys Corp.	22,883	62,041
*	Capro Corp.	21,846	47,628
	Caregen Co., Ltd.	1,154	66,941
	Cell Biotech Co., Ltd.	1,443	21,669
*	Celltrion Pharm, Inc.	703	69,687
	Changhae Ethanol Co., Ltd.	1,423	16,457
*	Charm Engineering Co., Ltd.	22,386	25,983
	Cheil Worldwide, Inc.	23,058	372,180
#	Chemtronics Co., Ltd.	5,669	75,802
	Cheryong Electric Co., Ltd.	2,732	12,876
	Chinyang Holdings Corp.	14,183	28,436
*	Choa Pharmaceutical Co.	4,050	17,098
	Chong Kun Dang Pharmaceutical Corp.	2,829	321,220
	Choong Ang Vaccine Laboratory	2,018	29,451
*	Chorokbaem Media Co., Ltd.	35,546	46,081
	Chosun Refractories Co., Ltd.	661	40,518
	Chungdahm Learning, Inc.	2,075	36,493
*	CJ CGV Co., Ltd.	10,716	177,246
	CJ CheilJedang Corp.	2,344	760,555
	CJ Corp.	8,326	576,455
	CJ ENM Co., Ltd.	4,732	458,276
	CJ Freshway Corp.	3,084	39,305
*	CJ Logistics Corp.	2,016	259,338
*	CJ Seafood Corp.	9,592	28,977
	CKD Bio Corp.	783	26,035
	Clean & Science Co., Ltd.	2,765	86,936
	CLIO Cosmetics Co., Ltd.	1,429	21,518
*	CODI-M Co., Ltd.	16,364	3,471
	Com2uSCorp	1,715	173,645
	Commax Co., Ltd.	3,567	16,416
*	Coreana Cosmetics Co., Ltd.	6,531	28,294
	Cosmax BTI, Inc.	1,847	34,193
	Cosmax, Inc.	2,823	220,463
*	Cosmecca Korea Co., Ltd.	1,651	19,394
*	CosmoAM&T Co., Ltd.	5,719	71,384
*	Cosmochemical Co., Ltd.	5,817	43,355
*	COSON Co., Ltd.	7,465	29,088
	Coway Co., Ltd.	10,343	666,777

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	COWELL FASHION Co., Ltd.	17,951	$94,908
*	Creative & Innovative System	9,155	43,653
	CROWNHAITAI Holdings Co., Ltd.	4,773	33,431
	CS Wind Corp.	913	60,971
*	CTC BIO, Inc.	3,110	23,354
	Cuckoo Holdings Co., Ltd.	516	34,791
	Cuckoo Homesys Co., Ltd.	1,914	57,708
*	Curo Co., Ltd.	45,137	24,673
	Cymechs, Inc.	2,466	28,759
	D.I Corp.	9,428	33,541
*	DA Technology Co., Ltd.	7,655	8,506
	Dae Dong Industrial Co., Ltd.	10,164	65,979
	Dae Han Flour Mills Co., Ltd.	272	37,877
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	40,269
	Dae Hyun Co., Ltd.	11,147	16,789
	Dae Won Kang Up Co., Ltd.	12,691	32,811
*	Dae Young Packaging Co., Ltd.	31,775	28,325
	Daea TI Co., Ltd.	10,645	63,454
	Daechang Co., Ltd.	19,501	19,427
	Daechang Forging Co., Ltd.	807	17,926
	Daeduck Co., Ltd.	1,280	7,379
*	Daeduck Electronics Co., Ltd.	2,212	25,993
	Daehan Steel Co., Ltd.	7,550	40,822
*	Dae-Il Corp.	12,271	17,666
*	Daejoo Electronic Materials Co., Ltd.	1,884	67,396
	Daekyo Co., Ltd.	8,911	30,024
	Daelim B&Co Co., Ltd.	4,387	18,836
	Daelim Construction Co., Ltd.	3,864	88,848
	Daelim Industrial Co., Ltd.	14,003	984,940
*	Daemyung Sonoseason Co., Ltd.	22,117	20,561
	Daesang Corp.	12,237	262,249
	Daesang Holdings Co., Ltd.	8,544	60,237
	Daesung Energy Co., Ltd.	2,270	9,387
*	Daesung Industrial Co., Ltd.	9,382	25,981
*	Daewon Cable Co., Ltd.	22,526	19,499
*	Daewon Media Co., Ltd.	2,653	13,806
	Daewon Pharmaceutical Co., Ltd.	6,068	108,313
	Daewon San Up Co., Ltd.	6,131	25,526
*	Daewoo Engineering & Construction Co., Ltd.	85,948	252,222
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	336,763
	Daewoong Co., Ltd.	2,245	48,441
	Daewoong Pharmaceutical Co., Ltd.	245	22,727
	Daihan Pharmaceutical Co., Ltd.	2,228	55,844
	Daishin Securities Co., Ltd.	11,010	95,876
*	Daiyang Metal Co., Ltd.	5,980	20,382
*	Danal Co., Ltd.	18,356	58,843
	Danawa Co., Ltd.	2,714	62,539
	Daou Data Corp.	8,922	109,492
	Daou Technology, Inc.	15,049	263,090
*	Dasan Networks, Inc.	7,284	69,973
	Dawonsys Co., Ltd.	4,711	80,485
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	20,959
*	Dayou Plus Co., Ltd.	20,668	10,966
	DB Financial Investment Co., Ltd.	12,275	36,740
	DB HiTek Co., Ltd.	13,658	394,575
	DB Insurance Co., Ltd.	27,630	1,092,794
*	DB, Inc.	53,148	32,352
	DCM Corp.	1,241	11,347
*	Dentium Co., Ltd.	2,353	81,126

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Deutsch Motors, Inc.	11,723	$66,211
*	Development Advance Solution Co., Ltd.	6,743	27,033
*	Dexter Studios Co., Ltd.	3,547	17,313
	DGB Financial Group, Inc.	72,683	314,959
	DHP Korea Co., Ltd.	4,848	32,479
	DI Dong Il Corp.	717	43,997
	Digital Chosun Co., Ltd.	13,524	36,741
	Digital Daesung Co., Ltd.	3,077	15,756
	Digital Power Communications Co., Ltd.	3,843	55,612
*	DIO Corp.	4,613	102,016
	Display Tech Co., Ltd.	696	1,942
	DMS Co., Ltd.	10,092	55,142
	Dohwa Engineering Co., Ltd.	1,622	10,775
	Dong A Eltek Co., Ltd.	5,016	30,404
	Dong Ah Tire & Rubber Co., Ltd.	2,864	25,453
	Dong-A ST Co., Ltd.	1,436	111,712
	Dong-Ah Geological Engineering Co., Ltd.	4,846	65,663
	Dongbu Corp.	3,827	35,993
	Dongil Industries Co., Ltd.	730	42,458
	Dongjin Semichem Co., Ltd.	17,598	469,128
	DongKook Pharmaceutical Co., Ltd.	1,511	186,317
	Dongkuk Industries Co., Ltd.	19,628	57,548
*	Dongkuk Steel Mill Co., Ltd.	32,777	167,427
	Dongkuk Structures & Construction Co., Ltd.	16,680	99,344
	Dongsuh Cos., Inc.	4,167	75,599
	DONGSUNG Corp.	11,591	38,358
	Dongsung Finetec Co., Ltd.	7,976	67,153
	Dongwha Enterprise Co., Ltd.	1,322	55,179
	Dongwha Pharm Co., Ltd.	3,311	68,058
	Dongwon Development Co., Ltd.	30,221	91,684
	Dongwon F&B Co., Ltd.	673	102,595
	Dongwon Industries Co., Ltd.	898	141,905
	Dongwon Systems Corp.	2,368	42,128
	Dongyang E&P, Inc.	3,315	42,105
*	Dongyang Steel Pipe Co., Ltd.	18,247	15,829
	Doosan Bobcat, Inc.	18,708	423,713
	Doosan Co., Ltd.	2,583	103,184
*	Doosan Fuel Cell Co., Ltd.	8,641	333,341
*	Doosan Heavy Industries & Construction Co., Ltd.	72,716	641,340
#*	Doosan Infracore Co., Ltd.	77,824	465,937
#*	Doosan Solus Co., Ltd.	4,763	151,214
	DoubleUGames Co., Ltd.	3,829	244,970
	Douzone Bizon Co., Ltd.	5,887	519,063
	DRB Holding Co., Ltd.	3,863	21,737
*	Dreamus Co.	2,691	11,194
	DTR Automotive Corp.	2,675	54,264
*	Duk San Neolux Co., Ltd.	2,327	68,362
	DY Corp.	8,382	28,725
	DY POWER Corp.	3,899	36,889
	e Tec E&C, Ltd.	1,166	68,929
	E1 Corp.	1,823	58,231
*	Easy Bio, Inc.	1,010	44,497
	Easy Holdings Co., Ltd.	24,570	99,624
	Ecopro Co., Ltd.	5,163	158,036
	e-Credible Co., Ltd.	1,402	27,843
	Eehwa Construction Co., Ltd.	2,332	9,309
*	EG Corp.	493	3,682
*	Ehwa Technologies Information Co., Ltd.	240,455	30,118
	Elentec Co., Ltd.	6,192	31,457

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	E-MART, Inc.	4,456	$426,622
*	EMKOREA Co., Ltd.	8,717	35,465
*	EM-Tech Co., Ltd.	2,427	25,852
*	EMW Co., Ltd.	3,658	1,600
#	ENF Technology Co., Ltd.	5,308	214,514
	Eo Technics Co., Ltd.	661	61,844
	Estechpharma Co., Ltd.	2,989	29,966
	Eugene Corp.	28,810	98,149
	Eugene Investment & Securities Co., Ltd.	20,930	67,291
	Eugene Technology Co., Ltd.	3,718	105,745
*	Eusu Holdings Co., Ltd.	6,956	33,542
*	Exem Co., Ltd.	3,347	11,064
	F&F Co., Ltd.	2,309	158,765
	Farmsco	6,812	35,663
*	Feelux Co., Ltd.	12,210	44,431
	Fila Holdings Corp.	20,908	588,085
	Fine Semitech Corp.	6,021	139,240
*	FINETEK Co., Ltd.	15,744	23,913
*	FNC Entertainment Co., Ltd.	1,512	7,758
	Foosung Co., Ltd.	8,919	61,756
*	Fourth-Link, Inc.	6,152	1,414
	Fursys, Inc.	1,797	43,391
	Gabia, Inc.	4,174	58,477
*	Gamevil, Inc.	1,925	54,250
	Gaon Cable Co., Ltd.	1,471	20,518
	Gemvaxlink Co., Ltd.	20,694	25,711
*	Genie Music Corp.	5,644	16,821
	Geumhwa PSC Co., Ltd.	500	10,401
*	Gigalane Co., Ltd.	11,619	10,619
	Global Standard Technology Co., Ltd.	3,167	55,978
	GMB Korea Corp.	4,841	19,863
*	GNCO Co., Ltd.	25,842	27,414
	GOLFZON Co., Ltd.	1,742	111,574
	Golfzon Newdin Holdings Co., Ltd.	11,819	64,264
*	Good People Co., Ltd.	8,494	14,191
	Green Cross Cell Corp.	1,619	57,394
	Green Cross Corp.	851	162,577
	Green Cross Holdings Corp.	4,486	99,774
	GS Engineering & Construction Corp.	30,868	699,936
*	GS Global Corp.	28,138	40,011
	GS Holdings Corp.	30,813	906,861
	GS Home Shopping, Inc.	1,523	135,666
	GS Retail Co., Ltd.	10,407	300,359
	Gunjang Energy Co., Ltd.	1,433	34,737
	Gwangju Shinsegae Co., Ltd.	320	37,102
*	GY Commerce Co., Ltd.	6,187	2,191
	HAESUNG DS Co., Ltd.	3,378	58,836
	Haesung Industrial Co., Ltd.	3,785	39,657
	Haimarrow Food Service Co., Ltd.	22,652	44,876
	Haitai Confectionery & Foods Co., Ltd.	2,525	17,751
*	Halla Corp.	12,823	37,522
	Halla Holdings Corp.	2,959	72,525
*	Han Chang Corp.	12,700	20,222
	Han Kuk Carbon Co., Ltd.	7,373	51,810
	Hana Financial Group, Inc.	65,507	1,625,561
	Hana Micron, Inc.	11,094	51,715
	Hana Tour Service, Inc.	4,480	142,202
*	Hanall Biopharma Co., Ltd.	3,829	93,265
	HanChang Paper Co., Ltd.	7,808	13,062

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hancom MDS, Inc.	2,533	$26,752
*	Hancom, Inc.	3,511	49,975
	Handok, Inc.	3,495	103,022
	Handsome Co., Ltd.	7,877	200,728
	Hanil Holdings Co., Ltd.	878	32,556
	Hanil Hyundai Cement Co., Ltd.	500	11,875
*	Hanjin Heavy Industries & Construction Co., Ltd.	12,117	67,367
	Hanjin Transportation Co., Ltd.	2,980	128,538
	Hankook Cosmetics Manufacturing Co., Ltd.	456	16,216
	Hankook Shell Oil Co., Ltd.	357	70,518
	Hankook Tire & Technology Co., Ltd.	32,716	716,437
	Hanmi Semiconductor Co., Ltd.	7,872	78,792
	HanmiGlobal Co., Ltd.	3,314	25,721
	Hanon Systems	48,780	408,479
	Hans Biomed Corp.	1,476	24,732
	Hansae Co., Ltd.	7,886	70,274
	Hansae Yes24 Holdings Co., Ltd.	6,281	20,745
	Hanshin Construction	5,084	60,661
	Hanshin Machinery Co.	11,420	12,980
	Hansol Chemical Co., Ltd.	3,005	382,401
*	Hansol Holdings Co., Ltd.	24,136	66,273
*	Hansol HomeDeco Co., Ltd.	40,610	38,189
	Hansol Paper Co., Ltd.	11,350	131,279
*	Hansol Technics Co., Ltd.	7,328	57,358
	Hanssem Co., Ltd.	1,154	98,886
*	Hanwha General Insurance Co., Ltd.	37,235	88,443
*	Hanwha Investment & Securities Co., Ltd.	60,940	90,437
	Hanwha Life Insurance Co., Ltd.	130,821	161,176
	Hanwha Solutions Corp.	27,823	597,235
	Hanyang Eng Co., Ltd.	6,152	56,276
	Hanyang Securities Co., Ltd.	5,181	35,975
*	Harim Co., Ltd.	8,916	20,950
	Harim Holdings Co., Ltd.	11,610	65,106
#	HB Technology Co., Ltd.	13,027	25,190
	HDC Hyundai Engineering Plastics Co., Ltd.	9,569	33,149
	HDC I-Controls Co., Ltd.	2,438	16,790
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	64,893
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	48,284
*	HLB Life Science Co., Ltd.	7,491	105,166
#*	HLB, Inc.	5,593	393,450
*	HMM Co., Ltd	50,797	251,435
*	Homecast Co., Ltd.	8,164	24,488
	Hotel Shilla Co., Ltd.	8,743	517,298
	HS Industries Co., Ltd.	19,339	112,434
	HS R&A Co., Ltd.	24,330	37,761
*	HSD Engine Co., Ltd.	10,450	41,387
	Huchems Fine Chemical Corp.	8,498	118,868
*	Hugel, Inc.	468	61,768
*	Humax Co., Ltd.	10,256	37,900
	Humedix Co., Ltd.	1,789	42,859
	Huons Co., Ltd.	2,591	131,197
	Huons Global Co., Ltd.	2,020	55,093
	Huvis Corp.	8,020	44,517
	Huvitz Co., Ltd.	4,994	28,997
	Hwa Shin Co., Ltd.	1,928	3,652
	Hwacheon Machine Tool Co., Ltd.	515	13,782
	Hwangkum Steel & Technology Co., Ltd.	5,147	26,545
	Hwaseung Enterprise Co., Ltd.	7,468	70,209
	HwaSung Industrial Co., Ltd.	4,660	45,586

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hy-Lok Corp.	2,669	$29,532
*	Hyosung Advanced Materials Corp.	1,594	177,519
	Hyosung Chemical Corp.	1,136	102,373
	Hyosung Corp.	2,554	146,754
*	Hyosung Heavy Industries Corp.	1,980	72,341
	Hyosung TNC Co., Ltd.	1,540	147,081
*	Hyulim ROBOT Co., Ltd.	21,742	14,021
*	Hyundai Bioscience Co., Ltd.	6,711	70,195
	Hyundai BNG Steel Co., Ltd.	3,709	23,357
*	Hyundai Construction Equipment Co., Ltd.	6,137	117,610
	Hyundai Corp Holdings, Inc.	2,602	21,894
	Hyundai Corp.	4,149	51,663
	Hyundai Department Store Co., Ltd.	4,948	248,250
*	Hyundai Electric & Energy System Co., Ltd.	10,097	105,857
	Hyundai Elevator Co., Ltd.	5,908	230,133
	Hyundai Engineering & Construction Co., Ltd.	14,003	404,491
	Hyundai Glovis Co., Ltd.	7,950	745,314
	Hyundai Greenfood Co., Ltd.	16,546	109,779
	Hyundai Heavy Industries Holdings Co., Ltd.	2,156	428,796
	Hyundai Home Shopping Network Corp.	2,566	130,594
	Hyundai Hy Communications & Networks Co., Ltd.	21,018	70,161
	Hyundai Livart Furniture Co., Ltd.	4,546	72,984
	Hyundai Marine & Fire Insurance Co., Ltd.	39,083	764,930
	Hyundai Mipo Dockyard Co., Ltd.	5,638	148,115
	Hyundai Mobis Co., Ltd.	7,051	1,220,082
	Hyundai Motor Co.	16,556	1,765,875
	Hyundai Motor Securities Co., Ltd.	7,235	56,735
*	Hyundai Rotem Co., Ltd.	7,471	113,481
	Hyundai Steel Co.	19,982	417,328
	Hyundai Telecommunication Co., Ltd.	2,596	15,373
	Hyundai Wia Corp.	7,392	236,520
	HyVision System, Inc.	2,577	25,835
	i3system, Inc.	1,104	22,670
*	iA, Inc.	39,372	14,745
	ICD Co., Ltd.	4,336	56,877
	IDIS Holdings Co., Ltd.	3,560	41,868
*	IHQ, Inc.	24,866	30,973
	Iljin Diamond Co., Ltd.	1,220	57,172
*	Iljin Display Co., Ltd.	411	1,197
*	Iljin Electric Co., Ltd.	9,122	21,858
	Iljin Holdings Co., Ltd.	8,430	34,494
	Iljin Materials Co., Ltd.	2,223	94,904
	Ilshin Spinning Co., Ltd.	690	39,291
	Ilsung Pharmaceuticals Co., Ltd.	155	10,803
	Ilyang Pharmaceutical Co., Ltd.	1,880	133,234
	iMarketKorea, Inc.	8,309	59,368
	InBody Co., Ltd.	5,197	72,892
*	Incross Co., Ltd.	620	20,455
	Industrial Bank of Korea	86,437	589,804
*	Infinitt Healthcare Co., Ltd.	3,095	18,145
	INITECH Co., Ltd.	6,800	25,476
	Innocean Worldwide, Inc.	2,261	94,854
	InnoWireless, Inc.	1,034	46,135
*	Innox Advanced Materials Co., Ltd.	3,520	154,388
*	Inscobee, Inc.	29,125	48,102
*	Insun ENT Co., Ltd.	8,100	62,460
	Intelligent Digital Integrated Security Co., Ltd.	1,165	37,844
*	Interflex Co., Ltd.	4,085	53,178
	Interojo Co., Ltd.	3,605	67,993

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Interpark Corp.	35,090	$75,561
	INTOPS Co., Ltd.	4,192	50,397
	INZI Display Co., Ltd.	5,255	7,740
*	Iones Co., Ltd.	3,976	25,515
	IS Dongseo Co., Ltd.	6,013	221,336
	ISC Co., Ltd.	2,450	46,149
	i-SENS, Inc.	4,238	101,854
	ISU Chemical Co., Ltd.	7,234	53,059
	IsuPetasys Co., Ltd.	8,407	30,323
	It's Hanbul Co., Ltd.	1,615	35,462
	JASTECH, Ltd.	2,242	18,337
*	Jayjun Cosmetic Co., Ltd.	9,047	22,882
	JB Financial Group Co., Ltd.	75,834	293,158
*	Jcontentree Corp.	983	24,425
*	Jeju Semiconductor Corp.	8,133	20,705
*	Jejuair Co., Ltd.	1,929	25,292
*	Jeongsan Aikang Co., Ltd.	3,986	6,432
	Jinsung T.E.C.	7,638	50,224
	JLS Co., Ltd.	3,636	17,934
*	JNK Heaters Co., Ltd.	4,515	27,589
	Jusung Engineering Co., Ltd.	15,257	89,909
	JVM Co., Ltd.	850	23,653
	JW Life Science Corp.	3,290	54,121
	JYP Entertainment Corp.	9,379	235,719
	Kakao Corp.	2,062	598,218
*	Kanglim Co., Ltd.	7,932	11,250
	Kangnam Jevisco Co., Ltd.	1,835	23,131
	KAON Media Co., Ltd.	4,460	22,330
	KB Financial Group, Inc.	32,365	957,865
	KB Financial Group, Inc., ADR	44,953	1,315,325
	KC Co., Ltd.	2,278	44,451
	KC Green Holdings Co., Ltd.	7,765	26,852
	KC Tech Co., Ltd.	3,975	77,737
	KCC Corp.	1,832	207,066
	KCC Engineering & Construction Co., Ltd.	4,872	28,188
*	KCC Glass Corp.	1,211	32,705
*	KEC Corp.	46,114	31,817
	KEPCO Engineering & Construction Co., Inc.	3,054	41,593
	KEPCO Plant Service & Engineering Co., Ltd.	9,672	239,056
	Keyang Electric Machinery Co., Ltd.	4,824	11,373
#*	KEYEAST Co., Ltd.	7,313	91,974
	KG Eco Technology Service Co., Ltd.	10,678	37,266
	Kginicis Co., Ltd.	5,754	114,833
	KGMobilians Co., Ltd.	6,433	62,219
*	KH Vatec Co., Ltd.	2,618	53,819
	Kia Motors Corp.	71,872	2,446,262
	KINX, Inc.	817	44,417
	KISCO Corp.	7,715	28,955
	KISCO Holdings Co., Ltd.	4,668	44,612
	KISWIRE, Ltd.	4,002	52,740
#*	Kiwi Media Group Co., Ltd.	162,075	3,826
	KIWOOM Securities Co., Ltd.	5,093	411,306
	KL-Net Corp.	4,538	8,982
	KM Corp.	1,902	30,395
	KMH Co., Ltd.	9,025	59,608
#*	KMW Co., Ltd.	8,007	480,250
	Kocom Co., Ltd.	4,026	21,619
*	Kodaco Co., Ltd.	19,992	19,129
	Koentec Co., Ltd.	6,526	49,264

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Koh Young Technology, Inc.	1,722	$142,139
	Kolmar BNH Co., Ltd.	2,751	137,955
	Kolmar Korea Co., Ltd.	3,294	129,636
	Kolmar Korea Holdings Co., Ltd.	3,790	92,655
	Kolon Corp.	3,506	55,421
	Kolon Global Corp.	4,114	36,299
	Kolon Industries, Inc.	9,272	263,154
	KoMiCo, Ltd.	2,410	80,402
*	KONA I Co., Ltd.	3,617	29,714
	Korea Asset In Trust Co., Ltd.	27,658	65,090
	Korea Autoglass Corp.	5,235	63,446
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	34,518
*	Korea Circuit Co., Ltd.	3,884	53,088
*	Korea District Heating Corp.	431	12,376
*	Korea Electric Power Corp., Sponsored ADR	46,929	367,454
*	Korea Electric Power Corp.	26,931	432,055
	Korea Electric Terminal Co., Ltd.	1,954	63,834
	Korea Electronic Certification Authority, Inc.	4,271	20,906
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	14,401
	Korea Flange Co., Ltd.	11,755	23,068
	Korea Gas Corp.	7,769	165,658
*	Korea Information & Communications Co., Ltd.	7,042	54,326
	Korea Information Certificate Authority, Inc.	3,853	19,548
	Korea Investment Holdings Co., Ltd.	19,327	791,635
*	Korea Line Corp.	8,378	114,845
*	Korea Materials & Analysis Corp.	2,500	3,490
	Korea Petrochemical Ind Co., Ltd.	1,472	144,072
	Korea Real Estate Investment & Trust Co., Ltd.	102,201	147,322
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,799	435,484
	Korea Zinc Co., Ltd.	2,019	702,062
*	Korean Air Lines Co., Ltd.	52,012	761,939
	Korean Reinsurance Co.	37,391	223,884
	Kortek Corp.	6,043	45,184
	KPX Chemical Co., Ltd.	1,121	42,279
*	KSIGN Co., Ltd.	12,339	13,296
	KSS LINE, Ltd.	8,802	62,528
	KT Corp., Sponsored ADR	12,498	123,230
*	KT Hitel Co., Ltd.	7,684	32,117
	KT Skylife Co., Ltd.	14,019	99,398
	KT Submarine Co., Ltd.	5,549	22,154
	KTB Investment & Securities Co., Ltd.	14,053	28,971
	KTCS Corp.	20,566	31,336
	Ktis Corp.	11,445	21,090
	Kukdo Chemical Co., Ltd.	1,094	36,220
	Kumho Industrial Co., Ltd.	8,584	49,232
	Kumho Petrochemical Co., Ltd.	9,824	698,749
*	Kumho Tire Co., Inc.	43,365	105,317
	Kumkang Kind Co., Ltd.	12,140	36,758
	Kwang Myung Electric Co., Ltd.	10,184	16,195
	Kyeryong Construction Industrial Co., Ltd.	4,158	89,152
	Kyobo Securities Co., Ltd.	7,880	44,477
	Kyongbo Pharmaceutical Co., Ltd.	4,877	42,884
	Kyung Dong Navien Co., Ltd.	2,649	112,597
	Kyungbang Co., Ltd.	6,289	60,211
	KyungDong City Gas Co., Ltd.	1,501	20,974
#	Kyung-In Synthetic Corp.	8,728	65,726
	L&F Co., Ltd.	2,187	74,588
	LB Semicon, Inc.	11,748	93,726
	Leadcorp, Inc. (The)	9,025	58,717

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Leaders Cosmetics Co., Ltd.	3,392	$11,460
	LEENO Industrial, Inc.	3,418	395,315
*	Leenos Corp.	7,864	7,913
	LF Corp.	9,746	97,851
	LG Chem, Ltd.	4,353	2,084,389
	LG Corp.	12,982	806,148
#*	LG Display Co., Ltd., ADR	158,872	843,610
	LG Electronics, Inc.	54,807	3,259,083
	LG Hausys, Ltd.	3,869	203,532
	LG HelloVision Co., Ltd.	15,905	53,195
	LG Household & Health Care, Ltd.	1,776	2,048,311
	LG Innotek Co., Ltd.	5,850	794,042
	LG International Corp.	15,511	197,161
	LG Uplus Corp.	95,600	920,281
	Lion Chemtech Co., Ltd.	3,023	19,688
*	LIS Co., Ltd.	2,810	22,531
*	Livefinancial Co., Ltd.	9,318	11,032
	LMS Co., Ltd.	3,047	23,334
*	Lock & Lock Co., Ltd.	7,507	70,091
*	LONGTU KOREA, Inc.	2,910	13,203
*	LOT Vacuum Co., Ltd.	4,746	60,273
	Lotte Chemical Corp.	3,722	527,854
	Lotte Confectionery Co., Ltd.	529	48,967
	Lotte Corp.	5,695	148,714
	LOTTE Fine Chemical Co., Ltd.	8,569	315,178
	Lotte Food Co., Ltd.	253	69,939
	LOTTE Himart Co., Ltd.	3,712	95,228
*	Lotte Non-Life Insurance Co., Ltd.	39,836	57,065
	Lotte Shopping Co., Ltd.	2,203	144,406
*	Lotte Tour Development Co., Ltd.	3,991	55,218
	LS Corp.	3,122	110,184
	LS Electric Co., Ltd.	5,301	239,051
*	Lumens Co., Ltd.	11,802	19,095
*	Lutronic Corp.	5,422	26,532
*	LVMC Holdings	9,150	27,740
	Macquarie Korea Infrastructure Fund	57,882	549,539
	Maeil Dairies Co., Ltd.	243	15,145
	Maeil Holdings Co., Ltd.	5,094	34,641
	Mando Corp.	17,448	404,980
	Mcnex Co., Ltd.	5,122	166,923
*	ME2ON Co., Ltd.	11,945	83,484
*	Medience Co., Ltd.	4,697	12,404
	Medy-Tox, Inc.	1,348	195,791
	Meerecompany, Inc.	942	21,395
	MegaStudy Co., Ltd.	3,816	32,649
	MegaStudyEdu Co., Ltd.	3,460	98,733
	Meritz Financial Group, Inc.	20,520	146,682
	Meritz Fire & Marine Insurance Co., Ltd.	33,955	354,040
	Meritz Securities Co., Ltd.	116,273	301,130
	META BIOMED Co., Ltd.	6,026	14,193
*	Mgame Corp.	5,065	24,232
	Mi Chang Oil Industrial Co., Ltd.	382	18,585
	MiCo, Ltd.	9,025	126,771
	Minwise Co., Ltd.	4,370	51,510
	Mirae Asset Daewoo Co., Ltd.	65,668	436,032
	Mirae Asset Life Insurance Co., Ltd.	29,061	78,191
	Miwon Chemicals Co., Ltd.	571	24,847
	Miwon Commercial Co., Ltd.	701	48,154
	Miwon Specialty Chemical Co., Ltd.	727	48,992

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	MK Electron Co., Ltd.	10,839	$90,802
*	MNTech Co., Ltd.	8,025	21,186
	Modetour Network, Inc.	4,014	38,040
	Moorim P&P Co., Ltd.	15,640	39,202
	Moorim Paper Co., Ltd.	14,496	25,280
	Motonic Corp.	6,896	43,366
*	MP Group, Inc.	9,820	2,032
	Multicampus Co., Ltd.	1,164	28,638
*	MyungMoon Pharm Co., Ltd.	5,290	26,291
	Nam Hwa Construction Co., Ltd.	1,461	18,636
	Namhae Chemical Corp.	7,479	48,581
*	Namsun Aluminum Co., Ltd.	8,895	41,578
	Namyang Dairy Products Co., Ltd.	175	44,656
*	NanoenTek, Inc.	6,677	66,358
	Nasmedia Co., Ltd.	1,294	32,393
*	Naturecell Co., Ltd.	9,165	73,231
	NAVER Corp.	8,623	2,190,688
	NCSoft Corp.	1,898	1,293,289
	NeoPharm Co., Ltd.	2,235	59,043
*	Neowiz	1,934	46,067
	NEOWIZ HOLDINGS Corp.	3,627	49,217
	NEPES Corp.	8,827	255,817
*	Netmarble Corp.	1,249	134,358
*	New Power Plasma Co., Ltd.	5,000	25,258
	Nexen Corp.	7,084	23,943
	Nexen Tire Corp.	22,791	100,075
*	Next Entertainment World Co., Ltd.	3,907	16,004
*	Next Science Co Ltd	4,400	18,786
*	NextEye Co., Ltd.	7,648	8,785
	Nexturn Co., Ltd.	1,173	7,428
	NH Investment & Securities Co., Ltd.	26,850	198,241
*	NHN Corp.	2,812	194,853
	NHN KCP Corp.	4,403	231,309
	NICE Holdings Co., Ltd.	11,729	201,078
	Nice Information & Telecommunication, Inc.	3,622	72,203
	NICE Information Service Co., Ltd.	16,441	280,141
	NICE Total Cash Management Co., Ltd.	11,894	62,781
*	NK Co., Ltd.	30,243	26,207
	Nong Shim Holdings Co., Ltd.	900	60,858
	Nong Woo Bio Co., Ltd.	3,988	38,898
	NongShim Co., Ltd.	620	192,359
	Noroo Holdings Co., Ltd.	1,493	11,656
	NOROO Paint & Coatings Co., Ltd.	2,216	13,699
	NPC	1,809	5,212
	NS Shopping Co., Ltd.	4,833	51,161
	Nuri Telecom Co., Ltd.	4,947	27,424
*	OCI Co., Ltd.	7,006	330,918
*	Omnisystem Co., Ltd.	14,815	34,945
	Opto Device Technology Co., Ltd.	5,298	21,066
	OptoElectronics Solutions Co., Ltd.	1,981	100,190
	OPTRON-TEC, Inc.	12,673	67,609
*	Orbitech Co., Ltd.	2,100	5,175
	Orion Corp.	2,406	270,600
	Orion Holdings Corp.	14,570	152,326
*	OSANGJAIEL Co., Ltd.	4,152	44,889
*	Osstem Implant Co., Ltd.	5,214	161,297
*	Osung Advanced Materials Co., Ltd.	18,850	35,218
	Ottogi Corp.	314	146,998
	Paik Kwang Industrial Co., Ltd.	8,646	26,990

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Pan Ocean Co., Ltd.	55,072	$163,014
	Pan-Pacific Co., Ltd.	13,908	20,686
	Partron Co., Ltd.	17,848	168,206
*	Paru Co., Ltd.	9,531	20,293
*	Pearl Abyss Corp.	1,890	299,363
	Pharma Research Products Co., Ltd.	787	39,322
*	Pharmicell Co., Ltd.	5,323	101,700
	PI Advanced Materials Co., Ltd.	5,680	162,786
*	PNE Solution Co., Ltd.	3,058	53,687
	POSCO	15,895	2,564,965
	POSCO Chemical Co., Ltd.	2,201	140,271
	Posco ICT Co., Ltd.	14,876	54,347
	Posco International Corp.	29,075	338,973
	Posco M-Tech Co., Ltd.	10,898	42,068
	Power Logics Co., Ltd.	11,435	72,640
	Protec Co., Ltd.	1,743	42,418
	PSK, Inc.	6,508	169,588
	Pulmuone Co., Ltd.	8,410	125,630
	Pyeong Hwa Automotive Co., Ltd.	3,537	18,814
	Rayence Co., Ltd.	1,915	18,921
*	Redrover Co., Ltd.	16,095	1,545
	Reyon Pharmaceutical Co., Ltd.	1,974	26,889
	RFHIC Corp.	2,343	71,852
*	RFTech Co., Ltd.	4,687	40,060
*	Robostar Co., Ltd.	1,376	16,217
	S&S Tech Corp.	5,602	206,017
*	S&T Corp.	709	9,241
*	S&T Holdings Co., Ltd.	3,470	45,443
*	S&T Motiv Co., Ltd.	4,675	176,439
*	S.Y. Co., Ltd.	2,999	9,041
	S-1 Corp.	4,670	354,755
	Sajo Industries Co., Ltd.	851	23,969
	Sajodaerim Corp.	980	11,759
*	Sajodongaone Co., Ltd.	19,406	13,977
	Sam Young Electronics Co., Ltd.	6,567	43,183
	Sam Yung Trading Co., Ltd.	7,194	78,261
*	Sambo Motors Co., Ltd.	7,570	32,591
*	Sambon Electronics Co., Ltd.	16,340	18,354
	Samchully Co., Ltd.	946	61,623
	Samho Development Co., Ltd.	12,485	45,287
	SAMHWA Paints Industrial Co., Ltd.	6,914	28,978
	Samick Musical Instruments Co., Ltd.	25,745	31,650
	Samick THK Co., Ltd.	2,406	21,590
	Samil Pharmaceutical Co., Ltd.	1,263	20,283
	Samji Electronics Co., Ltd.	5,168	48,444
	Samjin Pharmaceutical Co., Ltd.	5,142	123,917
*	Samkee Automotive Co., Ltd.	12,204	29,240
	Sammok S-Form Co., Ltd.	5,447	36,574
	SAMPYO Cement Co., Ltd.	12,243	37,123
*	Samsung Biologics Co., Ltd.	592	365,002
	Samsung C&T Corp.	7,058	628,699
	Samsung Card Co., Ltd.	9,254	219,783
	Samsung Electro-Mechanics Co., Ltd.	17,691	2,092,872
	Samsung Electronics Co., Ltd., GDR	18,006	21,835,756
	Samsung Electronics Co., Ltd.	928,998	45,403,700
*	Samsung Engineering Co., Ltd.	65,624	658,198
	Samsung Fire & Marine Insurance Co., Ltd.	9,502	1,367,716
*	Samsung Heavy Industries Co., Ltd.	98,875	476,484
	Samsung Life Insurance Co., Ltd.	10,534	420,812

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Pharmaceutical Co., Ltd.	7,247	$25,935
	Samsung SDI Co., Ltd.	2,810	940,616
	Samsung SDS Co., Ltd.	6,985	978,984
	Samsung Securities Co., Ltd.	12,679	308,682
	SAMT Co., Ltd.	28,486	52,482
	Samwha Capacitor Co., Ltd.	3,145	160,607
	Samyang Corp.	1,078	57,706
#	Samyang Foods Co., Ltd.	1,461	146,405
	Samyang Holdings Corp.	1,467	88,025
	Samyang Tongsang Co., Ltd.	1,031	48,879
	Sang-A Frontec Co., Ltd.	2,384	96,471
#	Sangsangin Co., Ltd.	23,106	109,330
	Sangsin Energy Display Precision Co., Ltd.	3,457	30,592
	SaraminHR Co., Ltd.	1,626	34,304
	SAVEZONE I&C Corp.	8,459	15,713
*	SBI Investment Korea Co., Ltd.	24,785	15,283
*	SBS Media Holdings Co., Ltd.	26,174	41,431
*	SBW	29,750	19,987
*	SD Biotechnologies Co., Ltd.	2,244	9,745
*	SDN Co., Ltd.	13,861	30,232
	Seah Besteel Corp.	5,195	47,814
	SeAH Holdings Corp.	419	25,987
	SeAH Steel Corp.	734	38,852
	SeAH Steel Holdings Corp.	1,150	38,743
	Sebang Co., Ltd.	6,490	54,216
	Sebang Global Battery Co., Ltd.	4,466	111,215
	Seegene, Inc.	4,985	1,087,662
	Sejong Industrial Co., Ltd.	6,842	33,848
*	Sejong Telecom, Inc.	163,379	37,400
	Sekonix Co., Ltd.	5,506	22,724
*	Selvas AI, Inc.	5,674	14,787
	Sempio Foods Co.	730	28,741
	S-Energy Co., Ltd.	5,092	28,001
*	Seobu T&D	13,411	81,363
	Seohan Co., Ltd.	55,168	52,192
	Seohee Construction Co., Ltd.	60,032	56,049
	Seojin System Co., Ltd.	7,993	255,575
*	Seoul Auction Co., Ltd.	4,296	14,834
	Seoul Semiconductor Co., Ltd.	13,013	195,173
	SEOWONINTECH Co., Ltd.	5,769	35,970
	Seoyon Co., Ltd.	6,326	35,595
	Seoyon E-Hwa Co., Ltd.	8,658	26,210
*	Sewon Cellontech Co., Ltd.	9,299	21,141
	Sewon Precision Industry Co., Ltd.	1,917	2,441
	SEWOONMEDICAL Co., Ltd.	10,144	31,580
	SFA Engineering Corp.	6,452	191,210
*	SFA Semicon Co., Ltd.	38,399	198,734
*	SG Corp.	28,911	15,310
*	SH Energy & Chemical Co., Ltd.	21,194	14,496
	Shindaeyang Paper Co., Ltd.	1,105	51,572
	Shinhan Financial Group Co., Ltd.	98,685	2,476,334
	Shinhan Financial Group Co., Ltd., ADR	5,731	142,301
	Shinil Electronics Co., Ltd.	12,080	20,228
	Shinsegae Engineering & Construction Co., Ltd.	1,248	24,888
	Shinsegae Food Co., Ltd.	986	44,975
	Shinsegae International, Inc.	685	85,263
	Shinsegae, Inc.	3,300	580,638
*	Shinsung E&G Co., Ltd.	34,402	39,809
*	Shinsung Tongsang Co., Ltd.	28,440	56,525

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinwha Intertek Corp.	21,279	$48,680
*	Shinwon Corp.	24,874	34,751
	Shinyoung Securities Co., Ltd.	2,196	82,568
	SHOWBOX Corp.	12,816	30,342
*	Signetics Corp.	34,301	20,695
	SIGONG TECH Co., Ltd.	4,127	17,898
	Silicon Works Co., Ltd.	4,352	176,289
	Silla Co., Ltd.	2,472	20,718
	SIMMTECH Co., Ltd.	8,384	136,051
	SIMPAC, Inc.	9,760	19,868
	Sindoh Co., Ltd.	2,665	51,967
	SK Bioland Co., Ltd.	1,663	40,521
	SK Chemicals Co., Ltd.	2,985	675,398
	SK D&D Co., Ltd.	2,560	71,996
	SK Discovery Co., Ltd.	4,062	165,387
	SK Gas, Ltd.	1,382	99,949
	SK Holdings Co., Ltd.	3,458	644,557
	SK Hynix, Inc.	127,794	8,947,656
	SK Innovation Co., Ltd.	7,573	810,237
	SK Materials Co., Ltd.	1,552	319,825
	SK Networks Co., Ltd.	98,273	420,564
*	SK Rent A Car Co., Ltd.	4,337	33,745
	SK Securities Co., Ltd.	170,647	120,277
	SK Telecom Co., Ltd., Sponsored ADR	3,174	64,400
	SK Telecom Co., Ltd.	3,393	628,418
	SKC Co., Ltd.	3,506	206,373
*	SKC Solmics Co., Ltd.	13,528	51,317
	SL Corp.	7,707	73,833
*	SM Culture & Contents Co., Ltd.	6,924	9,908
*	SM Entertainment Co., Ltd.	3,887	102,235
*	S-MAC Co., Ltd.	30,774	36,561
	SMCore, Inc.	1,609	11,117
*	SMEC Co., Ltd.	10,746	16,944
*	SNU Precision Co., Ltd.	5,420	16,446
	S-Oil Corp.	3,645	187,326
*	Solborn, Inc.	6,999	20,144
*	Solid, Inc.	8,385	56,861
	Songwon Industrial Co., Ltd.	7,797	84,913
	Soulbrain Holdings Co., Ltd.	3,963	318,996
	SPC Samlip Co., Ltd.	1,112	60,977
	SPG Co., Ltd.	5,560	30,135
	Spigen Korea Co., Ltd.	629	33,950
#	Ssangyong Cement Industrial Co., Ltd.	38,783	164,767
#*	Ssangyong Motor Co.	26,548	82,173
*	ST Pharm Co., Ltd.	1,011	52,244
	Suheung Co., Ltd.	2,902	143,319
	Sun Kwang Co., Ltd.	2,708	37,749
*	SundayToz Corp.	1,704	34,295
	Sung Bo Chemicals Co., Ltd.	5,109	18,976
	Sung Kwang Bend Co., Ltd.	4,576	28,854
*	Sungchang Enterprise Holdings, Ltd.	30,377	45,162
	Sungdo Engineering & Construction Co., Ltd.	7,793	23,596
	Sungshin Cement Co., Ltd.	9,439	62,713
	Sungwoo Hitech Co., Ltd.	34,636	85,549
	Sunjin Co., Ltd.	5,383	44,764
*	Sunny Electronics Corp.	5,164	15,659
*	Suprema, Inc.	1,413	38,126
*	Synopex, Inc.	29,005	108,810
	Systems Technology, Inc.	3,599	58,410

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tae Kyung Industrial Co., Ltd.	9,059	$37,358
	Taekwang Industrial Co., Ltd.	163	93,363
*	Taewoong Co., Ltd.	6,419	69,269
	Taeyoung Engineering & Construction Co., Ltd.	21,766	293,184
*	Taihan Electric Wire Co., Ltd.	81,481	54,935
*	Taihan Fiberoptics Co., Ltd.	15,758	50,006
*	Taihan Textile Co., Ltd.	932	26,014
	Tailim Packaging Co., Ltd.	8,783	26,216
	TechWing, Inc.	5,726	102,893
*	Tego Science, Inc.	1,108	27,845
*	Telcon RF Pharmaceutical, Inc.	12,343	57,193
	Telechips, Inc.	2,727	19,573
	TES Co., Ltd.	2,054	44,177
*	Thinkware Systems Corp.	3,694	31,938
*	TK Chemical Corp.	12,462	21,545
	TK Corp.	5,389	33,693
*	TOBESOFT Co., Ltd.	10,864	13,907
	Tokai Carbon Korea Co., Ltd.	2,655	207,937
	Tongyang Life Insurance Co., Ltd.	27,834	69,976
	Tongyang, Inc.	72,698	72,938
*	Tonymoly Co., Ltd.	1,924	17,170
	Top Engineering Co., Ltd.	7,182	51,060
	Toptec Co., Ltd.	3,657	54,398
	Tovis Co., Ltd.	8,227	49,989
	TS Corp.	2,640	44,325
*	T'way Holdings, Inc.	9,210	7,859
	UBCare Co., Ltd.	6,063	62,324
	Ubiquoss Holdings, Inc.	2,043	54,299
	Ubiquoss, Inc.	1,088	34,220
	UIL Co., Ltd.	5,829	20,131
	Uju Electronics Co., Ltd.	3,162	78,270
*	Uni-Chem Co., Ltd.	14,724	17,372
	Unick Corp.	5,571	33,893
	Unid Co., Ltd.	3,325	134,042
	Union Semiconductor Equipment & Materials Co., Ltd.	13,281	74,378
	Uniquest Corp.	5,700	54,658
*	Unison Co., Ltd.	23,914	40,863
	UniTest, Inc.	4,655	59,063
	Value Added Technology Co., Ltd.	2,860	57,197
*	Viatron Technologies, Inc.	4,608	37,641
	Vieworks Co., Ltd.	1,249	37,894
	Visang Education, Inc.	4,557	26,695
	Vitzrocell Co., Ltd.	4,814	78,148
*	VT GMP Co., Ltd.	3,812	27,608
*	W Holding Co., Ltd.	65,827	14,575
*	Webzen, Inc.	3,368	94,321
	Wemade Co., Ltd.	1,028	32,001
	Whanin Pharmaceutical Co., Ltd.	3,902	50,293
*	WillBes & Co. (The)	20,926	22,572
	Winix, Inc.	2,109	33,963
	Wins Co., Ltd.	1,654	23,090
	WiSoL Co., Ltd.	13,375	176,968
*	WIZIT Co., Ltd.	27,174	16,052
*	WONIK CUBE Corp.	9,926	13,575
*	Wonik Holdings Co., Ltd.	16,118	67,139
*	WONIK IPS Co., Ltd.	2,976	96,327
	Wonik Materials Co., Ltd.	2,003	48,661
*	Wonpung Mulsan Co., Ltd.	6,294	10,727
*	Woori Financial Group, Inc., Sponsored ADR	2,893	62,026

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woori Financial Group, Inc.	100,751	$720,595
*	Woori Investment Bank Co., Ltd.	107,601	52,839
#*	Woori Technology Investment Co., Ltd.	10,713	24,141
*	Wooridul Huebrain, Ltd.	10,189	29,181
*	Wooridul Pharmaceutical, Ltd.	2,913	22,908
	Woorison F&G Co., Ltd.	18,507	29,989
	Woory Industrial Co., Ltd.	2,475	40,016
*	Woosu AMS Co., Ltd.	10,385	34,258
	WooSung Feed Co., Ltd.	14,799	41,371
*	Woowon Development Co., Ltd.	5,296	27,397
	Worldex Industry & Trading Co., Ltd.	1,798	20,224
	Y G-1 Co., Ltd.	8,490	32,404
*	Yest Co., Ltd.	735	5,057
*	YG Entertainment, Inc.	3,238	110,926
*	YIK Corp.	5,142	24,057
*	YJM Games Co., Ltd.	15,504	26,506
*	YMC Co., Ltd.	1,001	10,292
	Yonwoo Co., Ltd.	1,485	20,629
	Yoosung Enterprise Co., Ltd.	10,361	21,644
	Youlchon Chemical Co., Ltd.	3,845	53,362
	Young Poong Corp.	189	82,687
	Young Poong Precision Corp.	4,334	26,757
	Youngone Corp.	8,366	169,705
	Youngone Holdings Co., Ltd.	3,692	107,874
*	Yuanta Securities Korea Co., Ltd.	42,688	102,555
	YuHwa Securities Co., Ltd.	13,635	24,642
*	Yujin Robot Co., Ltd.	4,869	9,312
*	Yungjin Pharmaceutical Co., Ltd.	20,978	115,466
	Zeus Co., Ltd.	3,176	37,463
TOTAL SOUTH KOREA			198,199,777
TAIWAN — (16.9%)
	Sino American Electronic Co.	18,634	0
	Ability Enterprise Co., Ltd.	132,508	55,200
	Ability Opto-Electronics Technology Co., Ltd.	32,528	38,861
	AcBel Polytech, Inc.	122,685	94,381
	Accton Technology Corp.	121,858	954,634
	Acer, Inc.	570,287	393,967
	ACES Electronic Co., Ltd.	56,000	50,115
*	Acon Holding, Inc.	122,000	37,268
	Acter Group Corp., Ltd.	23,300	152,628
	Action Electronics Co., Ltd.	103,000	36,237
	Actron Technology Corp.	19,838	53,596
	A-DATA Technology Co., Ltd.	49,605	102,585
	Addcn Technology Co., Ltd.	10,000	72,260
	Advanced Ceramic X Corp.	14,000	195,350
	Advanced International Multitech Co., Ltd.	82,000	85,284
*	Advanced Optoelectronic Technology, Inc.	49,000	39,431
	Advanced Wireless Semiconductor Co.	51,595	171,172
	Advancetek Enterprise Co., Ltd.	109,908	66,875
	Advantech Co., Ltd.	71,058	747,828
*	AGV Products Corp.	229,172	56,459
	Airtac International Group	18,078	379,229
	Alchip Technologies, Ltd.	19,000	388,729
*	ALI Corp.	67,632	63,546
	Allied Circuit Co., Ltd.	5,000	22,547
	Allis Electric Co., Ltd.	65,090	55,111
	Alltek Technology Corp.	51,410	32,524
	Alltop Technology Co., Ltd.	19,000	58,468

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Alpha Networks, Inc.	78,272	$66,375
	Altek Corp.	79,727	74,588
	Amazing Microelectronic Corp.	14,432	44,398
	Ambassador Hotel (The)	122,000	118,094
	Ampire Co., Ltd.	29,000	22,628
	AMPOC Far-East Co., Ltd.	31,000	34,655
*	AmTRAN Technology Co., Ltd.	393,907	127,101
	Anpec Electronics Corp.	26,317	75,736
	Apacer Technology, Inc.	24,506	36,077
	APAQ Technology Co., Ltd.	24,422	32,685
	APCB, Inc.	91,000	64,040
	Apex Biotechnology Corp.	50,477	45,937
	Apex International Co., Ltd.	67,868	186,309
*	Apex Science & Engineering	68,848	29,159
	Arcadyan Technology Corp.	66,755	176,152
	Ardentec Corp.	285,411	341,374
	Argosy Research, Inc.	20,000	84,621
	ASE Technology Holding Co., Ltd., ADR	247,571	1,240,332
	ASE Technology Holding Co., Ltd.	802,089	2,054,929
#	Asia Cement Corp.	622,696	848,829
#	Asia Optical Co., Inc.	92,000	217,185
*	Asia Pacific Telecom Co., Ltd.	688,139	172,202
*	Asia Plastic Recycling Holding, Ltd.	120,857	20,844
	Asia Polymer Corp.	162,143	94,926
	Asia Tech Image, Inc.	26,000	47,532
	Asia Vital Components Co., Ltd.	93,278	150,532
	ASMedia Technology, Inc.	8,312	525,925
#	ASPEED Technology, Inc.	9,599	383,006
	ASROCK, Inc.	15,000	86,313
	Asustek Computer, Inc.	105,996	781,759
	Aten International Co., Ltd.	23,000	65,868
	AU Optronics Corp., Sponsored ADR	37,101	123,546
*	AU Optronics Corp.	1,654,000	563,443
	Audix Corp.	52,800	71,797
	AURAS Technology Co., Ltd.	18,000	139,715
	Aurona Industries, Inc.	42,000	23,023
	Aurora Corp.	19,585	56,898
	Avalue Technology, Inc.	19,000	37,935
	AVY Precision Technology, Inc.	73,054	59,100
	Awea Mechantronic Co., Ltd.	13,230	14,210
	Axiomtek Co., Ltd.	24,000	46,918
*	Azurewave Technologies, Inc.	24,000	21,699
	Bank of Kaohsiung Co., Ltd.	205,768	69,553
	Baolong International Co., Ltd.	45,000	19,296
	Basso Industry Corp.	46,000	60,978
	BenQ Materials Corp.	87,000	53,842
#	BES Engineering Corp.	626,000	159,681
	Bin Chuan Enterprise Co., Ltd.	53,650	47,087
	Bionime Corp.	13,000	32,944
*	Biostar Microtech International Corp.	91,000	29,942
	Bioteque Corp.	18,010	96,969
	Bizlink Holding, Inc.	63,807	425,985
*	Boardtek Electronics Corp.	60,000	53,415
	Bon Fame Co., Ltd.	7,000	8,794
	Bright Led Electronics Corp.	47,100	22,477
	Brighton-Best International Taiwan, Inc.	102,331	90,859
#	C Sun Manufacturing, Ltd.	48,000	46,070
*	Calin Technology Co., Ltd.	26,000	20,031
*	Cameo Communications, Inc.	111,000	33,864

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Capital Futures Corp.	52,629	$67,691
	Capital Securities Corp.	803,902	326,442
#	Career Technology MFG. Co., Ltd.	234,438	246,528
	Carnival Industrial Corp.	71,499	22,983
	Casetek Holdings, Ltd.	83,504	198,250
	Caswell, Inc.	7,000	35,424
	Catcher Technology Co., Ltd.	167,509	1,236,830
	Cathay Financial Holding Co., Ltd.	1,424,486	1,925,651
	Cathay Real Estate Development Co., Ltd.	243,300	154,877
	Cayman Engley Industrial Co., Ltd.	12,785	31,364
	Celxpert Energy Corp.	37,000	44,518
	Central Reinsurance Co., Ltd.	90,300	57,850
	Chailease Holding Co., Ltd.	414,014	1,732,647
	ChainQui Construction Development Co., Ltd.	37,429	27,380
*	Champion Building Materials Co., Ltd.	168,000	30,386
	Chang Hwa Commercial Bank, Ltd.	1,300,976	843,385
	Chang Wah Electromaterials, Inc.	10,524	65,253
	Chang Wah Technology Co., Ltd.	90,000	97,669
	Channel Well Technology Co., Ltd.	40,000	41,186
	Chant Sincere Co., Ltd.	25,000	29,835
	Charoen Pokphand Enterprise	70,160	160,794
	Chaun-Choung Technology Corp.	7,000	60,312
	CHC Healthcare Group	49,000	72,329
	CHC Resources Corp.	30,379	45,008
	Chen Full International Co., Ltd.	46,000	62,009
	Chenbro Micom Co., Ltd.	37,000	107,597
	Cheng Loong Corp.	423,480	335,564
*	Cheng Mei Materials Technology Corp.	228,250	60,345
	Cheng Shin Rubber Industry Co., Ltd.	492,808	571,647
	Cheng Uei Precision Industry Co., Ltd.	214,159	291,009
	Chenming Electronic Technology Corp.	64,000	27,722
	Chia Chang Co., Ltd.	39,000	50,599
	Chia Hsin Cement Corp.	204,000	115,637
	Chian Hsing Forging Industrial Co., Ltd.	22,000	29,148
	Chicony Electronics Co., Ltd.	185,350	548,997
	Chicony Power Technology Co., Ltd.	73,731	170,297
	Chieftek Precision Co., Ltd.	21,250	60,269
	Chien Kuo Construction Co., Ltd.	80,540	29,557
	Chilisin Electronics Corp.	79,590	255,097
	Chime Ball Technology Co., Ltd.	10,565	12,482
*	China Airlines, Ltd.	2,032,062	554,304
	China Bills Finance Corp.	393,000	196,582
	China Chemical & Pharmaceutical Co., Ltd.	79,000	60,239
	China Development Financial Holding Corp.	2,127,579	627,526
	China Ecotek Corp.	10,000	10,875
	China Electric Manufacturing Corp.	141,300	53,076
	China Fineblanking Technology Co., Ltd.	13,650	18,021
	China General Plastics Corp.	192,526	113,740
	China Glaze Co., Ltd.	60,680	21,557
	China Life Insurance Co., Ltd.	609,503	422,729
	China Man-Made Fiber Corp.	798,390	168,744
	China Metal Products	178,190	163,760
	China Motor Corp.	93,600	123,851
	China Petrochemical Development Corp.	1,740,996	480,730
	China Steel Chemical Corp.	49,227	165,571
	China Steel Corp.	3,299,940	2,232,433
	China Steel Structure Co., Ltd.	51,000	43,778
	China Wire & Cable Co., Ltd.	36,120	35,256
	Chinese Maritime Transport, Ltd.	53,120	42,196

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co., Ltd.	41,000	$42,704
	Chin-Poon Industrial Co., Ltd.	169,113	148,469
	Chipbond Technology Corp.	301,000	614,508
	ChipMOS Techinologies, Inc.	239,594	260,778
	ChipMOS Technologies, Inc., ADR	5,151	112,230
	Chlitina Holding, Ltd.	25,000	177,628
	Chong Hong Construction Co., Ltd.	69,361	211,954
	Chroma ATE, Inc.	77,466	435,316
	Chun YU Works & Co., Ltd.	104,000	56,474
	Chun Yuan Steel Industry Co., Ltd.	200,999	66,901
	Chung Hsin Electric & Machinery Manufacturing Corp.	188,000	196,494
	Chung Hung Steel Corp.	436,889	120,725
*	Chung Hwa Pulp Corp.	241,246	68,534
	Chunghwa Precision Test Tech Co., Ltd.	4,000	114,557
	Chunghwa Telecom Co., Ltd., Sponsored ADR	35,615	1,313,481
	Chunghwa Telecom Co., Ltd.	238,800	892,427
	Cleanaway Co., Ltd.	45,000	237,525
	Clevo Co.	175,869	197,622
#	CMC Magnetics Corp.	348,907	89,607
	Coland Holdings, Ltd.	12,000	10,941
	Compal Electronics, Inc.	1,822,086	1,157,218
#	Compeq Manufacturing Co., Ltd.	444,000	735,998
	Compucase Enterprise	39,000	40,623
*	Concord Securities Co., Ltd.	228,314	79,815
#	Concraft Holding Co., Ltd.	24,526	107,283
	Continental Holdings Corp.	188,250	87,477
	Contrel Technology Co., Ltd.	70,000	34,959
	Coremax Corp.	20,287	41,378
	Coretronic Corp.	186,600	226,347
	Co-Tech Development Corp.	67,541	94,995
	Cowealth Medical Holding Co., Ltd.	27,216	32,189
*	Coxon Precise Industrial Co., Ltd.	36,000	15,019
	Creative Sensor, Inc.	51,000	29,437
*	CSBC Corp. Taiwan	87,031	73,679
	CTBC Financial Holding Co., Ltd.	4,497,612	2,978,512
	CTCI Corp.	203,555	242,619
	C-Tech United Corp.	19,555	9,431
	Cub Elecparts, Inc.	18,087	74,367
	CviLux Corp.	40,902	42,990
	CX Technology Co., Ltd.	35,135	18,565
	Cyberlink Corp.	5,356	19,706
	CyberPower Systems, Inc.	24,000	66,549
	CyberTAN Technology, Inc.	172,576	89,250
	Cypress Technology Co., Ltd.	16,900	44,520
	DA CIN Construction Co., Ltd.	121,000	91,709
	Dadi Early-Childhood Education Group, Ltd.	13,825	83,540
	Dafeng TV, Ltd.	28,396	39,457
	Da-Li Development Co., Ltd.	43,938	42,233
*	Danen Technology Corp.	61,038	14,004
	Darfon Electronics Corp.	96,000	117,407
*	Darwin Precisions Corp.	202,000	82,837
	Daxin Materials Corp.	22,000	66,439
	De Licacy Industrial Co., Ltd.	131,458	81,955
	Delpha Construction Co., Ltd.	60,639	34,035
	Delta Electronics, Inc.	207,940	1,421,366
	Depo Auto Parts Ind Co., Ltd.	65,000	111,762
	Dimerco Data System Corp.	17,000	31,071
	Dimerco Express Corp.	60,000	79,673
	D-Link Corp.	98,148	58,879

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Draytek Corp.	13,000	$12,179
	Dyaco International, Inc.	16,880	43,417
*	Dynamic Electronics Co., Ltd.	158,473	95,739
	Dynapack International Technology Corp.	27,000	76,872
	E Ink Holdings, Inc.	209,000	291,939
	E.Sun Financial Holding Co., Ltd.	3,262,244	3,018,573
	Eastern Media International Corp.	66,000	34,845
#	Eclat Textile Co., Ltd.	50,279	594,284
	ECOVE Environment Corp.	13,000	95,335
	Edison Opto Corp.	54,000	21,038
	Edom Technology Co., Ltd.	117,014	66,956
	eGalax_eMPIA Technology, Inc.	28,909	57,150
#	Egis Technology, Inc.	33,000	219,208
	Elan Microelectronics Corp.	123,959	666,139
*	E-Lead Electronic Co., Ltd.	21,000	11,660
	E-LIFE MALL Corp.	42,000	99,702
	Elite Advanced Laser Corp.	51,928	124,114
#	Elite Material Co., Ltd.	116,909	706,523
	Elite Semiconductor Microelectronics Technology, Inc.	66,000	90,172
*	Elitegroup Computer Systems Co., Ltd.	157,235	64,041
	eMemory Technology, Inc.	22,000	411,377
#	Ennoconn Corp.	23,587	210,881
	EnTie Commercial Bank Co., Ltd.	179,500	87,423
*	Epistar Corp.	413,954	640,841
	Eslite Spectrum Corp. (The)	9,000	23,844
	Eson Precision Ind. Co., Ltd.	50,000	57,865
	Eternal Materials Co., Ltd.	381,075	402,691
*	Etron Technology, Inc.	179,000	60,718
	Eurocharm Holdings Co., Ltd.	6,000	19,523
	Eva Airways Corp.	1,841,990	682,996
*	Everest Textile Co., Ltd.	282,178	89,780
	Evergreen International Storage & Transport Corp.	301,000	137,107
*	Evergreen Marine Corp. Taiwan, Ltd.	1,279,354	480,209
	Everlight Electronics Co., Ltd.	253,149	314,511
	Excellence Opto, Inc.	49,000	42,714
	Excelsior Medical Co., Ltd.	62,197	122,573
	EZconn Corp.	26,250	32,346
	Far Eastern Department Stores, Ltd.	519,370	417,518
	Far Eastern International Bank	1,052,444	395,201
	Far Eastern New Century Corp.	973,560	851,350
	Far EasTone Telecommunications Co., Ltd.	390,000	840,247
	Faraday Technology Corp.	79,000	126,768
	Farglory F T Z Investment Holding Co., Ltd.	30,777	27,875
	Farglory Land Development Co., Ltd.	109,442	158,809
*	Federal Corp.	125,729	96,708
	Feedback Technology Corp.	15,400	41,887
	Feng Hsin Steel Co., Ltd.	175,550	315,992
	Feng TAY Enterprise Co., Ltd.	82,817	496,040
	Firich Enterprises Co., Ltd.	13,000	12,791
*	First Copper Technology Co., Ltd.	84,000	22,475
	First Financial Holding Co., Ltd.	2,317,551	1,867,588
	First Hi-Tec Enterprise Co., Ltd.	28,000	42,168
	First Hotel	107,746	50,422
	First Insurance Co., Ltd. (The)	103,606	45,991
	First Steamship Co., Ltd.	313,234	101,129
#	FLEXium Interconnect, Inc.	133,001	643,970
	Flytech Technology Co., Ltd.	38,373	84,795
	FocalTech Systems Co., Ltd.	82,792	104,387
	Forest Water Environment Engineering Co., Ltd.	21,667	34,063

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Formosa Advanced Technologies Co., Ltd.	93,000	$113,369
	Formosa Chemicals & Fibre Corp.	318,378	732,482
	Formosa International Hotels Corp.	21,905	102,143
	Formosa Oilseed Processing Co., Ltd.	28,000	33,230
	Formosa Optical Technology Co., Ltd.	7,000	15,959
	Formosa Petrochemical Corp.	66,000	183,956
	Formosa Plastics Corp.	319,134	854,705
	Formosa Sumco Technology Corp.	23,000	101,957
	Formosa Taffeta Co., Ltd.	234,000	241,351
	Formosan Rubber Group, Inc.	101,720	59,978
	Formosan Union Chemical	98,847	46,777
#	Fortune Electric Co., Ltd.	42,000	48,198
	Founding Construction & Development Co., Ltd.	87,460	47,927
	Foxconn Technology Co., Ltd.	185,536	343,732
	Foxsemicon Integrated Technology, Inc.	25,562	180,277
	Froch Enterprise Co., Ltd.	95,713	32,635
	FSP Technology, Inc.	78,886	64,364
	Fubon Financial Holding Co., Ltd.	1,543,896	2,198,795
#	Fulgent Sun International Holding Co., Ltd.	39,216	144,029
	Fullerton Technology Co., Ltd.	51,000	30,217
	Fwusow Industry Co., Ltd.	31,756	21,411
	G Shank Enterprise Co., Ltd.	86,382	60,533
	Gallant Precision Machining Co., Ltd.	62,000	44,355
	Gamania Digital Entertainment Co., Ltd.	46,000	104,498
	GCS Holdings, Inc.	30,000	54,592
	GEM Services, Inc.	32,670	66,353
	Gemtek Technology Corp.	120,574	99,228
	General Interface Solution Holding, Ltd.	133,000	624,786
	General Plastic Industrial Co., Ltd.	34,384	31,324
	Generalplus Technology, Inc.	25,000	25,735
	Genesys Logic, Inc.	20,000	52,518
	Genius Electronic Optical Co., Ltd.	25,979	600,806
*	GeoVision, Inc.	37,264	28,999
	Getac Technology Corp.	129,000	185,238
	Giant Manufacturing Co., Ltd.	91,287	961,264
*	Giantplus Technology Co., Ltd.	167,000	55,650
#	Gigabyte Technology Co., Ltd.	121,000	346,657
	Gigasolar Materials Corp.	13,280	46,164
*	Gigastorage Corp.	75,479	22,647
	Ginko International Co., Ltd.	21,000	99,106
	Global Brands Manufacture, Ltd.	192,666	102,153
	Global Lighting Technologies, Inc.	10,000	37,542
	Global Mixed Mode Technology, Inc.	22,000	116,882
	Global PMX Co., Ltd.	22,000	124,491
#	Global Unichip Corp.	31,000	308,170
#	Globalwafers Co., Ltd.	70,000	1,002,033
	Globe Union Industrial Corp.	114,518	47,904
	Gloria Material Technology Corp.	240,708	127,089
*	GlycoNex, Inc.	11,000	11,447
*	Gold Circuit Electronics, Ltd.	109,263	149,898
	Golden Friends Corp.	22,500	43,130
	Goldsun Building Materials Co., Ltd.	346,730	198,198
	Good Will Instrument Co., Ltd.	29,859	23,353
#	Gourmet Master Co., Ltd.	60,052	192,434
	Grand Fortune Securities Co., Ltd.	86,000	27,910
	Grand Ocean Retail Group, Ltd.	42,000	33,939
*	Grand Pacific Petrochemical	570,000	269,645
#	Grand Plastic Technology Corp.	4,000	51,991
	GrandTech CG Systems, Inc.	30,450	41,802

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grape King Bio, Ltd.	54,000	$343,116
	Great China Metal Industry	105,000	74,556
	Great Taipei Gas Co., Ltd.	110,000	115,474
	Great Wall Enterprise Co., Ltd.	242,921	382,483
	Greatek Electronics, Inc.	191,000	340,861
*	Green Energy Technology, Inc.	181,537	372
	GTM Holdings Corp.	63,000	49,171
	Hannstar Board Corp.	186,734	266,540
#*	HannStar Display Corp.	1,030,667	242,717
*	HannsTouch Solution, Inc.	281,781	91,793
	Hanpin Electron Co., Ltd.	38,000	37,213
	Harvatek Corp.	83,052	42,008
	Hi-Clearance, Inc.	5,107	18,753
#	Highlight Tech Corp.	31,136	38,099
	Highwealth Construction Corp.	177,918	259,886
	HIM International Music, Inc.	6,190	22,051
	Hiroca Holdings, Ltd.	35,728	66,049
	Hitron Technology, Inc.	40,799	29,785
	Hiwin Technologies Corp.	56,132	591,999
	Ho Tung Chemical Corp.	333,035	89,228
*	Hocheng Corp.	137,300	37,937
	Holiday Entertainment Co., Ltd.	37,000	83,149
	Holtek Semiconductor, Inc.	99,000	245,023
	Holy Stone Enterprise Co., Ltd.	57,000	210,114
	Hon Hai Precision Industry Co., Ltd.	1,425,599	3,810,096
	Hon Hai Precision Industry Co., Ltd., GDR	92,121	494,901
	Hon Hai Precision Industry Co., Ltd., GDR	78	422
	Hong Pu Real Estate Development Co., Ltd.	107,609	87,269
	Hong TAI Electric Industrial	125,000	48,271
	Hong YI Fiber Industry Co.	68,000	36,567
*	Horizon Securities Co., Ltd.	166,000	52,675
	Hota Industrial Manufacturing Co., Ltd.	67,871	220,482
	Hotai Motor Co., Ltd.	53,000	1,212,158
	Hotron Precision Electronic Industrial Co., Ltd.	33,201	47,607
	Hsin Kuang Steel Co., Ltd.	63,788	58,178
	Hsin Yung Chien Co., Ltd.	16,695	45,194
	Hsing TA Cement Co.	42,000	24,306
	Hu Lane Associate, Inc.	21,151	54,569
	HUA ENG Wire & Cable Co., Ltd.	172,000	50,248
	Hua Nan Financial Holdings Co., Ltd.	1,839,861	1,261,879
	Hua Yu Lien Development Co., Ltd.	11,000	13,811
	Huaku Development Co., Ltd.	86,465	250,849
	Huang Hsiang Construction Corp.	45,000	57,647
	Hung Ching Development & Construction Co., Ltd.	90,000	63,466
	Hung Sheng Construction, Ltd.	219,000	128,595
	Huxen Corp.	10,000	17,236
*	Hwa Fong Rubber Industrial Co., Ltd.	118,430	51,054
	Hwacom Systems, Inc.	43,000	24,724
	Ibase Technology, Inc.	61,076	90,137
	IBF Financial Holdings Co., Ltd.	1,053,639	408,287
	Ichia Technologies, Inc.	148,897	79,792
*	I-Chiun Precision Industry Co., Ltd.	66,000	19,297
	IEI Integration Corp.	61,680	106,102
	Infortrend Technology, Inc.	110,798	47,368
	Info-Tek Corp.	26,000	15,431
#	Innodisk Corp.	35,874	222,835
	Innolux Corp.	1,633,461	462,641
	Inpaq Technology Co., Ltd.	42,750	48,446
	Intai Technology Corp.	14,000	54,719

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Integrated Service Technology, Inc.	25,345	$61,000
	IntelliEPI, Inc.	9,000	14,967
	International CSRC Investment Holdings Co.	271,400	171,480
	International Games System Co., Ltd.	24,000	614,883
	Inventec Corp.	911,181	776,063
	Iron Force Industrial Co., Ltd.	24,000	72,241
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	72,948
	ITE Technology, Inc.	46,202	112,097
	ITEQ Corp.	72,628	331,632
	Jarllytec Co., Ltd.	29,000	61,449
	Jentech Precision Industrial Co., Ltd.	24,000	261,139
	Jess-Link Products Co., Ltd.	42,875	48,462
	Jih Lin Technology Co., Ltd.	24,000	36,623
	Jih Sun Financial Holdings Co., Ltd.	607,800	219,643
	Jinan Acetate Chemical Co., Ltd.	4,400	19,765
	Jinli Group Holdings, Ltd.	81,159	23,909
	JMC Electronics Co., Ltd.	8,000	14,756
	Jourdeness Group, Ltd.	16,000	40,196
*	K Laser Technology, Inc.	47,000	24,103
	Kaimei Electronic Corp.	94,978	112,716
#	Kaori Heat Treatment Co., Ltd.	18,983	42,940
	Kaulin Manufacturing Co., Ltd.	33,000	11,503
	KEE TAI Properties Co., Ltd.	189,226	63,945
#	Kenda Rubber Industrial Co., Ltd.	209,842	199,624
	Kenmec Mechanical Engineering Co., Ltd.	98,000	59,888
#	Kerry TJ Logistics Co., Ltd.	82,000	109,980
	Kindom Development Co., Ltd.	147,000	177,779
	King Chou Marine Technology Co., Ltd.	33,660	34,512
	King Slide Works Co., Ltd.	19,050	219,871
	King Yuan Electronics Co., Ltd.	691,529	837,058
	King's Town Bank Co., Ltd.	334,000	409,140
*	King's Town Construction Co., Ltd.	49,348	59,510
	Kinik Co.	33,000	74,197
*	Kinko Optical Co., Ltd.	43,000	51,275
	Kinpo Electronics	519,028	173,974
	Kinsus Interconnect Technology Corp.	118,009	310,704
	KMC Kuei Meng International, Inc.	34,761	206,877
#	KNH Enterprise Co., Ltd.	45,000	57,712
	KS Terminals, Inc.	45,760	65,088
	Kung Long Batteries Industrial Co., Ltd.	36,000	185,176
*	Kung Sing Engineering Corp.	231,277	79,337
	Kuo Toong International Co., Ltd.	111,625	60,038
	Kuoyang Construction Co., Ltd.	165,652	158,560
	Kwong Fong Industries Corp.	50,442	23,755
	Kwong Lung Enterprise Co., Ltd.	41,000	60,478
	KYE Systems Corp.	146,426	41,897
	L&K Engineering Co., Ltd.	54,000	60,585
	La Kaffa International Co., Ltd.	7,000	31,353
*	LAN FA Textile	159,277	39,883
#	Land Mark Optoelectronics Corp.	21,000	188,242
	Lanner Electronics, Inc.	45,813	89,621
#	Largan Precision Co., Ltd.	18,306	2,388,722
	Leader Electronics, Inc.	67,602	15,686
*	Lealea Enterprise Co., Ltd.	363,981	91,313
	Ledlink Optics, Inc.	15,467	12,670
	LEE CHI Enterprises Co., Ltd.	103,000	35,859
	Lelon Electronics Corp.	31,250	49,715
	Lemtech Holdings Co., Ltd.	8,798	35,076
*	Leofoo Development Co., Ltd.	76,254	43,756

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lextar Electronics Corp.	70,000	$57,645
	Li Cheng Enterprise Co., Ltd.	35,763	38,153
	Li Peng Enterprise Co., Ltd.	261,806	54,197
	Lian HWA Food Corp.	34,562	49,659
	Lida Holdings, Ltd.	31,320	34,920
	Lien Hwa Industrial Holdings Corp.	141,877	227,331
	Lifestyle Global Enterprise, Inc.	8,000	14,621
*	Lingsen Precision Industries, Ltd.	128,000	47,178
	Lion Travel Service Co., Ltd.	10,000	23,377
	Lite-On Semiconductor Corp.	70,213	96,917
	Lite-On Technology Corp.	765,395	1,294,887
	Long Bon International Co., Ltd.	61,180	28,907
	Long Da Construction & Development Corp.	54,000	29,147
	Longchen Paper & Packaging Co., Ltd.	351,070	176,142
	Longwell Co.	18,000	33,346
	Lotes Co., Ltd.	32,509	499,446
	Lu Hai Holding Corp.	20,788	30,789
*	Lucky Cement Corp.	112,000	36,439
	Lumax International Corp., Ltd.	43,492	99,755
	Lung Yen Life Service Corp.	43,000	86,345
*	LuxNet Corp.	39,684	38,353
	Macauto Industrial Co., Ltd.	30,000	74,393
	Machvision, Inc.	17,676	167,207
	Macroblock, Inc.	15,367	48,979
#	Macronix International	633,201	684,215
	Makalot Industrial Co., Ltd.	92,420	569,998
	Marketech International Corp.	31,000	124,151
	Materials Analysis Technology, Inc.	23,160	74,274
	Mayer Steel Pipe Corp.	29,259	15,587
	MediaTek, Inc.	121,360	2,897,841
	Mega Financial Holding Co., Ltd.	861,669	951,243
	Meiloon Industrial Co.	35,650	26,244
	Mercuries & Associates Holding, Ltd.	197,019	198,493
*	Mercuries Life Insurance Co., Ltd.	517,821	167,417
	Merida Industry Co., Ltd.	36,735	338,954
#	Merry Electronics Co., Ltd.	64,870	352,353
*	Microbio Co., Ltd.	152,572	380,939
	Micro-Star International Co., Ltd.	150,233	668,355
	Mildef Crete, Inc.	18,000	26,987
*	MIN AIK Technology Co., Ltd.	83,200	38,636
	Mirle Automation Corp.	103,804	159,228
	Mitac Holdings Corp.	325,125	328,100
	Mobiletron Electronics Co., Ltd.	35,440	36,835
	momo.com, Inc.	9,000	199,752
	Mosel Vitelic, Inc.	26,000	28,125
*	Motech Industries, Inc.	181,097	55,857
	MPI Corp.	31,000	158,926
	Nak Sealing Technologies Corp.	21,000	45,917
	Namchow Holdings Co., Ltd.	91,000	130,400
	Nan Kang Rubber Tire Co., Ltd.	136,139	210,446
	Nan Liu Enterprise Co., Ltd.	18,000	162,155
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	17,795
	Nan Ya Plastics Corp.	410,674	856,385
	Nan Ya Printed Circuit Board Corp.	55,072	187,801
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	30,649
	Nantex Industry Co., Ltd.	99,964	121,571
	Nanya Technology Corp.	296,000	612,513
	National Petroleum Co., Ltd.	37,000	57,503
	Netronix, Inc.	30,000	41,608

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	New Best Wire Industrial Co., Ltd.	27,600	$24,400
	New Era Electronics Co., Ltd.	33,000	17,871
	Nexcom International Co., Ltd.	44,000	35,406
	Nichidenbo Corp.	87,193	141,291
*	Nien Hsing Textile Co., Ltd.	78,110	41,422
	Nien Made Enterprise Co., Ltd.	53,000	581,918
	Nishoku Technology, Inc.	18,400	48,798
	Novatek Microelectronics Corp.	142,000	1,407,625
	Nuvoton Technology Corp.	28,651	45,204
	O-Bank Co., Ltd.	448,000	105,691
*	Ocean Plastics Co., Ltd.	66,000	74,054
*	Oneness Biotech Co., Ltd.	4,000	25,223
	OptoTech Corp.	179,043	119,087
*	Orient Semiconductor Electronics, Ltd.	233,310	94,421
	Oriental Union Chemical Corp.	250,821	132,355
	O-TA Precision Industry Co., Ltd.	26,935	34,390
	Pacific Construction Co.	167,000	52,159
	Pacific Hospital Supply Co., Ltd.	21,000	65,397
	Paiho Shih Holdings Corp.	45,675	44,764
#	Pan Jit International, Inc.	99,300	99,341
	Pan-International Industrial Corp.	259,514	158,833
	Panion & BF Biotech, Inc.	13,000	52,114
	Parade Technologies, Ltd.	12,400	539,767
*	Paragon Technologies Co., Ltd.	30,762	31,696
	PChome Online, Inc.	6,000	24,518
	PCL Technologies, Inc.	10,088	44,728
	P-Duke Technology Co., Ltd.	28,270	63,779
	Pegatron Corp.	530,037	1,111,940
#	Pharmally International Holding Co., Ltd.	27,096	121,403
*	Phihong Technology Co., Ltd.	158,810	48,517
	Phison Electronics Corp.	42,000	421,379
	Phoenix Tours International, Inc.	16,916	17,151
	Pixart Imaging, Inc.	41,030	279,296
	Planet Technology Corp.	16,000	37,536
	Plastron Precision Co., Ltd.	59,628	29,210
	Plotech Co., Ltd.	29,000	18,738
	Polytronics Technology Corp.	27,000	68,426
	Posiflex Technology, Inc.	11,346	32,446
	Pou Chen Corp.	954,144	865,014
#	Power Wind Health Industry, Inc.	15,840	95,024
	Powertech Technology, Inc.	296,400	990,174
	Poya International Co., Ltd.	14,873	312,313
	President Chain Store Corp.	126,000	1,203,569
	President Securities Corp.	313,795	175,716
	Primax Electronics, Ltd.	233,000	333,343
	Prince Housing & Development Corp.	455,087	151,949
*	Princeton Technology Corp.	105,000	25,790
	Pro Hawk Corp.	3,000	16,594
	Promate Electronic Co., Ltd.	85,000	94,898
#	Prosperity Dielectrics Co., Ltd.	52,032	88,980
	Qisda Corp.	820,439	468,414
	QST International Corp.	21,000	31,356
	Qualipoly Chemical Corp.	52,198	45,202
	Quang Viet Enterprise Co., Ltd.	20,000	88,810
	Quanta Computer, Inc.	454,715	1,270,460
	Quanta Storage, Inc.	43,000	47,934
*	Quintain Steel Co., Ltd.	99,306	24,736
	Radiant Opto-Electronics Corp.	227,144	971,135
	Radium Life Tech Co., Ltd.	483,537	160,913

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rafael Microelectronics, Inc.	10,000	$48,584
#	Realtek Semiconductor Corp.	84,268	1,075,102
	Rechi Precision Co., Ltd.	173,173	113,521
#	Rexon Industrial Corp., Ltd.	35,000	96,287
	Rich Development Co., Ltd.	285,254	89,507
	RichWave Technology Corp.	13,100	120,112
*	Ritek Corp.	381,887	70,016
	Rodex Fasteners Corp.	25,000	26,891
*	Roo Hsing Co., Ltd.	200,000	97,867
*	Rotam Global Agrosciences, Ltd.	37,830	17,180
	Ruentex Development Co., Ltd.	206,244	357,528
	Ruentex Industries, Ltd.	113,941	249,569
	Samebest Co., Ltd.	6,860	12,289
	Sampo Corp.	73,200	57,553
	San Fang Chemical Industry Co., Ltd.	76,992	53,499
	San Far Property, Ltd.	103,790	62,671
	San Shing Fastech Corp.	56,479	87,727
	Sanitar Co., Ltd.	24,000	24,242
	Sanyang Motor Co., Ltd.	174,684	124,525
	SCI Pharmtech, Inc.	20,000	83,721
	Scientech Corp.	25,000	49,641
	SDI Corp.	73,000	113,833
	Senao International Co., Ltd.	29,000	27,779
	Senao Networks, Inc.	9,000	29,919
	Sercomm Corp.	83,000	223,916
	Sesoda Corp.	75,519	56,965
	Shan-Loong Transportation Co., Ltd.	48,000	48,382
	Sharehope Medicine Co., Ltd.	31,935	42,780
	Sheng Yu Steel Co., Ltd.	53,000	31,802
	ShenMao Technology, Inc.	35,435	24,763
	Shih Her Technologies, Inc.	20,000	34,799
*	Shih Wei Navigation Co., Ltd.	179,446	35,772
	Shihlin Electric & Engineering Corp.	127,000	197,579
*	Shin Kong Financial Holding Co., Ltd.	1,801,996	523,659
	Shin Zu Shing Co., Ltd.	60,149	316,517
*	Shinih Enterprise Co., Ltd.	17,000	11,939
*	Shining Building Business Co., Ltd.	157,397	50,692
	Shinkong Insurance Co., Ltd.	134,000	156,783
	Shinkong Synthetic Fibers Corp.	495,191	188,477
	Shinkong Textile Co., Ltd.	45,800	69,434
	Shiny Chemical Industrial Co., Ltd.	33,734	130,672
*	Shuttle, Inc.	167,000	53,976
	Sigurd Microelectronics Corp.	250,538	372,806
	Silergy Corp.	8,000	479,924
*	Silicon Integrated Systems Corp.	167,000	70,756
	Simplo Technology Co., Ltd.	37,400	415,700
	Sinbon Electronics Co., Ltd.	107,917	641,525
	Sincere Navigation Corp.	137,240	66,910
	Single Well Industrial Corp.	17,000	12,034
	Sinher Technology, Inc.	29,000	41,723
	Sinmag Equipment Corp.	23,979	63,850
	Sino-American Silicon Products, Inc.	207,000	691,055
	Sinon Corp.	230,000	154,675
	SinoPac Financial Holdings Co., Ltd.	1,827,222	664,207
	Sinopower Semiconductor, Inc.	6,000	18,433
	Sinphar Pharmaceutical Co., Ltd.	66,960	95,995
	Sinyi Realty Co.	93,549	92,035
	Sirtec International Co., Ltd.	18,600	16,878
	Sitronix Technology Corp.	47,434	243,426

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Siward Crystal Technology Co., Ltd.	42,000	$32,844
	Soft-World International Corp.	25,000	86,281
#*	Solar Applied Materials Technology Co.	188,110	277,961
	Solomon Technology Corp.	71,000	46,545
	Solteam, Inc.	30,300	31,208
	Sonix Technology Co., Ltd.	58,000	105,037
	Southeast Cement Co., Ltd.	137,000	76,480
	Spirox Corp.	21,000	21,550
	Sporton International, Inc.	18,892	160,584
#	St Shine Optical Co., Ltd.	26,000	274,942
#	Standard Chemical & Pharmaceutical Co., Ltd.	22,000	31,309
	Standard Foods Corp.	136,642	285,860
	Stark Technology, Inc.	21,200	47,193
	Sun Yad Construction Co., Ltd.	50,000	21,611
*	Sunko INK Co., Ltd.	52,000	17,708
	SunMax Biotechnology Co., Ltd.	5,000	12,929
	Sunny Friend Environmental Technology Co., Ltd.	34,000	302,101
#	Sunonwealth Electric Machine Industry Co., Ltd.	95,000	179,769
	Sunplus Technology Co., Ltd.	121,000	50,877
	Sunrex Technology Corp.	30,631	48,608
	Sunspring Metal Corp.	31,000	24,233
	Supreme Electronics Co., Ltd.	134,608	136,402
	Swancor Holding Co., Ltd.	22,435	80,401
	Sweeten Real Estate Development Co., Ltd.	82,076	61,735
	Symtek Automation Asia Co., Ltd.	13,421	30,247
	Syncmold Enterprise Corp.	72,000	195,055
	Synnex Technology International Corp.	252,967	377,859
	Sysage Technology Co., Ltd.	48,457	69,741
	Systex Corp.	45,000	124,500
	T3EX Global Holdings Corp.	27,000	26,802
	TA Chen Stainless Pipe	349,265	277,636
	Ta Liang Technology Co., Ltd.	27,000	40,154
	Ta Ya Electric Wire & Cable	219,820	84,206
	Ta Yih Industrial Co., Ltd.	16,000	31,133
#	Tah Hsin Industrial Corp.	28,000	49,452
	TA-I Technology Co., Ltd.	39,936	99,124
*	Tai Tung Communication Co., Ltd.	22,373	13,495
	Taichung Commercial Bank Co., Ltd.	1,318,825	526,736
	TaiDoc Technology Corp.	15,458	133,186
	Taiflex Scientific Co., Ltd.	74,540	130,624
#	Taimide Tech, Inc.	35,117	55,496
	Tainan Enterprises Co., Ltd.	43,000	26,946
#	Tainan Spinning Co., Ltd.	537,568	201,814
*	Tainergy Tech Co., Ltd.	65,068	40,084
	Tainet Communication System Corp.	8,000	12,859
	Taishin Financial Holding Co., Ltd.	2,610,895	1,189,879
	Taisun Enterprise Co., Ltd.	97,000	73,403
	Taita Chemical Co., Ltd.	113,464	61,964
	Taiwan Business Bank	1,414,870	488,077
	Taiwan Cement Corp.	1,670,739	2,566,273
	Taiwan Chinsan Electronic Industrial Co., Ltd.	52,663	63,409
	Taiwan Cogeneration Corp.	127,077	170,627
	Taiwan Cooperative Financial Holding Co., Ltd.	1,329,303	970,912
#	Taiwan Fertilizer Co., Ltd.	168,000	320,274
	Taiwan Fire & Marine Insurance Co., Ltd.	114,520	76,796
	Taiwan FU Hsing Industrial Co., Ltd.	63,000	84,146
*	Taiwan Glass Industry Corp.	475,442	164,063
	Taiwan High Speed Rail Corp.	459,000	522,546
	Taiwan Hon Chuan Enterprise Co., Ltd.	165,455	302,192

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	72,000	$55,227
	Taiwan Kolin Co., Ltd.	292,000	0
*	Taiwan Land Development Corp.	335,217	79,549
	Taiwan Mask Corp.	35,000	34,527
	Taiwan Mobile Co., Ltd.	328,800	1,178,119
	Taiwan Navigation Co., Ltd.	55,000	29,250
	Taiwan Paiho, Ltd.	156,068	344,032
	Taiwan PCB Techvest Co., Ltd.	158,733	199,568
*	Taiwan Prosperity Chemical Corp.	33,005	20,077
	Taiwan Sakura Corp.	73,600	126,731
	Taiwan Sanyo Electric Co., Ltd.	23,800	28,209
	Taiwan Secom Co., Ltd.	116,795	342,890
	Taiwan Semiconductor Co., Ltd.	129,000	164,073
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	483,151	38,115,782
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,107,214	30,667,544
	Taiwan Shin Kong Security Co., Ltd.	110,150	141,322
	Taiwan Styrene Monomer	218,164	109,960
#	Taiwan Surface Mounting Technology Corp.	116,845	537,468
#	Taiwan TEA Corp.	303,648	172,631
	Taiwan Union Technology Corp.	84,000	389,313
	Taiyen Biotech Co., Ltd.	51,712	55,990
*	Tatung Co., Ltd.	420,688	229,502
	TCI Co., Ltd.	34,153	329,985
	Te Chang Construction Co., Ltd.	37,247	35,956
	Teco Electric and Machinery Co., Ltd.	391,000	363,426
	Tehmag Foods Corp.	9,700	71,821
	Tera Autotech Corp.	21,000	19,936
	Test Research, Inc.	75,571	139,648
	Test-Rite International Co., Ltd.	130,568	97,212
	Thinking Electronic Industrial Co., Ltd.	28,000	92,989
	Thye Ming Industrial Co., Ltd.	57,125	58,937
*	Ton Yi Industrial Corp.	494,300	152,982
	Tong Hsing Electronic Industries, Ltd.	83,231	399,505
	Tong Yang Industry Co., Ltd.	201,640	238,051
	Tong-Tai Machine & Tool Co., Ltd.	101,711	43,611
	TOPBI International Holdings, Ltd.	43,631	59,260
	Topco Scientific Co., Ltd.	59,249	234,726
	Topco Technologies Corp.	19,122	41,029
	Topkey Corp.	23,000	125,796
	Topoint Technology Co., Ltd.	73,386	55,585
	Toung Loong Textile Manufacturing	43,000	39,700
*	TPK Holding Co., Ltd.	175,000	310,538
	Trade-Van Information Services Co.	9,000	14,588
	Transcend Information, Inc.	47,890	107,669
	Tripod Technology Corp.	111,170	482,573
	Tsang Yow Industrial Co., Ltd.	30,000	15,635
	Tsann Kuen Enterprise Co., Ltd.	69,000	44,182
	TSC Auto ID Technology Co., Ltd.	15,070	89,472
*	TSEC Corp.	192,029	105,076
	TSRC Corp.	310,452	163,892
	Ttet Union Corp.	19,000	76,887
	TTFB Co., Ltd.	5,000	39,584
	TTY Biopharm Co., Ltd.	80,000	191,949
	Tung Ho Steel Enterprise Corp.	462,654	372,503
*	Tung Thih Electronic Co., Ltd.	21,073	53,148
	TURVO International Co., Ltd.	15,843	35,089
	TXC Corp.	103,204	264,876
	TYC Brother Industrial Co., Ltd.	162,091	123,209
*	Tycoons Group Enterprise	247,385	37,597

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tyntek Corp.	67,922	$31,381
	UDE Corp.	37,000	42,073
	Ultra Chip, Inc.	27,000	22,545
	U-Ming Marine Transport Corp.	271,000	256,691
	Unimicron Technology Corp.	476,312	1,046,390
	Union Bank Of Taiwan	659,813	234,282
	Uni-President Enterprises Corp.	983,577	2,400,570
	Unitech Computer Co., Ltd.	50,000	46,776
#	Unitech Printed Circuit Board Corp.	387,498	335,005
#	United Integrated Services Co., Ltd.	72,400	508,071
	United Microelectronics Corp., Sponsored ADR	66,902	247,537
	United Microelectronics Corp.	3,657,081	2,773,145
	United Orthopedic Corp.	36,141	42,142
	United Radiant Technology	48,000	21,890
*	United Renewable Energy Co., Ltd.	1,117,848	344,702
*	Unity Opto Technology Co., Ltd.	275,593	29,070
	Universal Cement Corp.	176,972	103,334
	Universal Microwave Technology, Inc.	13,102	36,159
*	Unizyx Holding Corp.	133,118	77,419
	UPC Technology Corp.	351,532	112,791
	Userjoy Technology Co., Ltd.	9,890	26,524
	USI Corp.	334,332	131,244
*	Usun Technology Co., Ltd.	21,700	24,450
	Utechzone Co., Ltd.	23,000	39,631
	Vanguard International Semiconductor Corp.	194,000	628,813
	Ve Wong Corp.	34,000	34,947
	VHQ Media Holdings, Ltd.	14,000	29,000
	Victory New Materials, Ltd. Co.	79,255	28,816
	Visual Photonics Epitaxy Co., Ltd.	53,757	158,926
	Vivotek, Inc.	10,352	25,973
#	Voltronic Power Technology Corp.	18,207	554,713
	Wafer Works Corp.	178,000	226,059
	Waffer Technology Corp.	56,000	27,227
	Wah Hong Industrial Corp.	43,694	36,179
	Wah Lee Industrial Corp.	104,000	194,196
	Walsin Lihwa Corp.	1,008,000	493,161
#	Walsin Technology Corp.	113,345	679,082
*	Walton Advanced Engineering, Inc.	178,000	58,766
	Wan Hai Lines, Ltd.	359,000	213,387
	WAN HWA Enterprise Co.	12,813	5,315
	Wei Chuan Foods Corp.	118,000	80,999
	Wei Mon Industry Co., Ltd.	72,277	0
	Weikeng Industrial Co., Ltd.	165,725	96,234
	Well Shin Technology Co., Ltd.	46,160	71,354
#	Win Semiconductors Corp.	48,141	519,138
#	Winbond Electronics Corp.	1,357,474	607,366
	Winmate, Inc.	10,000	21,016
	Winstek Semiconductor Co., Ltd.	23,000	18,718
*	Wintek Corp.	461,871	5,409
	Wisdom Marine Lines Co., Ltd.	144,501	106,679
	Wistron Corp.	1,315,017	1,540,794
	Wistron NeWeb Corp.	105,102	231,141
	Wonderful Hi-Tech Co., Ltd.	65,000	32,390
	Wowprime Corp.	43,000	104,722
	WPG Holdings, Ltd.	685,779	932,882
	WT Microelectronics Co., Ltd.	197,089	282,513
	WUS Printed Circuit Co., Ltd.	89,680	98,364
	XAC Automation Corp.	24,000	20,076
	Xxentria Technology Materials Corp.	60,211	104,255

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Yageo Corp.	47,317	$628,308
*	Yang Ming Marine Transport Corp.	381,000	82,030
	YC INOX Co., Ltd.	111,600	88,242
	YCC Parts Manufacturing Co., Ltd.	23,000	34,940
*	Yea Shin International Development Co., Ltd.	106,708	54,359
	Yem Chio Co., Ltd.	201,123	79,342
	Yeong Guan Energy Technology Group Co., Ltd.	34,212	108,873
	YFC-Boneagle Electric Co., Ltd.	57,000	37,235
	YFY, Inc.	732,891	342,085
	Yi Jinn Industrial Co., Ltd.	116,100	52,340
	Yieh Phui Enterprise Co., Ltd.	425,268	120,474
	Yonyu Plastics Co., Ltd.	39,000	43,515
	Young Fast Optoelectronics Co., Ltd.	50,298	40,467
	Youngtek Electronics Corp.	33,257	78,284
	Yuanta Financial Holding Co., Ltd.	2,891,167	1,778,874
	Yuanta Futures Co., Ltd.	38,000	71,329
	Yuen Chang Stainless Steel Co., Ltd.	55,000	27,445
	Yulon Finance Corp.	82,400	295,678
*	Yulon Motor Co., Ltd.	364,783	295,537
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,362	44,395
	Yungshin Construction & Development Co., Ltd.	30,000	34,299
	YungShin Global Holding Corp.	75,000	117,016
	Zeng Hsing Industrial Co., Ltd.	24,837	112,400
	Zenitron Corp.	79,000	50,164
	Zero One Technology Co., Ltd.	28,000	41,125
	Zhen Ding Technology Holding, Ltd.	192,000	885,139
*	Zig Sheng Industrial Co., Ltd.	220,231	51,214
*	Zinwell Corp.	68,010	43,314
	Zippy Technology Corp.	54,000	61,513
#	ZongTai Real Estate Development Co., Ltd.	64,545	80,170
TOTAL TAIWAN			247,845,801
THAILAND — (2.4%)
	AAPICO Hitech PCL	84,120	22,795
	Advanced Info Service PCL	219,100	1,299,880
	Advanced Information Technology PCL, Class F	102,000	56,262
	AEON Thana Sinsap Thailand PCL	41,100	142,349
	After You PCL	87,400	23,964
	Airports of Thailand PCL	692,400	1,143,545
	AJ Plast PCL	60,300	33,841
	Allianz Ayudhya Capital PCL	16,500	18,189
	Amata Corp. PCL	368,700	177,359
	Ananda Development PCL	523,400	24,506
	AP Thailand PCL	759,802	149,853
*	Asia Aviation PCL	1,099,800	63,838
	Asia Plus Group Holdings PCL	1,413,700	78,432
	Asia Sermkij Leasing PCL	94,400	51,465
	Asian Insulators PCL	955,920	40,772
	B Grimm Power PCL	178,400	280,337
	Bangchak Corp. PCL	388,000	241,392
	Bangkok Airways PCL	376,400	68,804
	Bangkok Aviation Fuel Services PCL	121,650	80,365
	Bangkok Bank PCL	9,800	31,271
	Bangkok Bank PCL	69,300	221,129
	Bangkok Expressway & Metro PCL	1,971,835	559,632
	Bangkok Insurance PCL	12,680	115,485
	Bangkok Land PCL	4,424,000	148,968
	Bangkok Life Assurance PCL	198,540	103,146
*	Bangkok Ranch PCL	559,700	31,770

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Banpu PCL	1,428,900	$254,322
	Banpu Power PCL	148,300	71,814
	Beauty Community PCL	1,079,400	48,462
*	BEC World PCL	532,100	78,153
	Berli Jucker PCL	235,600	279,554
*	Better World Green PCL	1,839,200	36,569
	BTS Group Holdings PCL	597,800	201,296
	Cal-Comp Electronics Thailand PCL, Class F	1,659,744	100,599
	Carabao Group PCL, Class F	79,400	309,375
	Central Pattana PCL	427,000	660,715
*	Central Plaza Hotel PCL	253,300	181,958
*	Central Retail Corp. PCL	65,866	62,313
	CH Karnchang PCL	308,672	181,150
	Charoen Pokphand Foods PCL	945,093	1,022,910
	Charoong Thai Wire & Cable PCL, Class F	88,000	14,252
	CIMB Thai Bank PCL	332,100	6,177
*	CK Power PCL	501,500	81,218
*	COL PCL	101,500	51,429
	Com7 PCL, Class F	266,000	326,289
	Communication & System Solution PCL	227,000	11,575
*	Country Group Development PCL	1,320,000	25,399
*	Country Group Holdings PCL	407,500	9,540
*	CP ALL PCL	1,081,900	2,367,984
	Delta Electronics Thailand PCL	20,400	74,253
	Demco PCL	129,500	12,625
	Dhipaya Insurance PCL	214,400	199,394
	Do Day Dream PCL	38,200	18,131
	Dynasty Ceramic PCL	1,772,400	137,552
	Eastern Polymer Group PCL, Class F	261,800	40,971
	Eastern Power Group PCL	147,400	20,043
	Eastern Water Resources Development and Management PCL, Class F	243,900	77,435
*	Ekachai Medical Care PCL	76,900	10,259
	Electricity Generating PCL	40,300	306,297
	Energy Absolute PCL	272,000	412,154
	Erawan Group PCL (The)	613,400	65,309
*	Esso Thailand PCL	414,700	101,073
	Forth Corp. PCL	74,800	14,633
	Forth Smart Service PCL	184,100	38,080
	Fortune Parts Industry PCL, Class F	213,500	10,270
	GFPT PCL	174,900	74,599
	Global Green Chemicals PCL, Class F	109,500	32,307
	Global Power Synergy PCL, Class F	125,968	276,720
*	Group Lease PCL	135,800	14,197
	Gunkul Engineering PCL	1,667,400	143,306
	Haad Thip PCL	50,900	28,892
	Hana Microelectronics PCL	128,701	149,616
	Home Product Center PCL	1,356,527	678,644
*	ICC International PCL	27,800	26,523
	Ichitan Group PCL	172,600	48,986
	Indorama Ventures PCL	388,700	311,633
*	Interlink Communication PCL	87,450	11,498
	Intouch Holdings PCL, Class F	144,100	262,252
	IRPC PCL	2,272,700	185,125
*	Italian-Thai Development PCL	2,181,966	73,473
	Jasmine International PCL	1,948,100	214,911
	JMT Network Services PCL, Class F	59,300	58,953
	Jubilee Enterprise PCL	20,400	11,187
	Kang Yong Electric PCL	300	3,011
	Karmarts PCL	291,400	25,979

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	32,400	$84,682
	Kasikornbank PCL	200,500	520,821
	KCE Electronics PCL	213,200	191,441
	KGI Securities Thailand PCL	751,400	81,929
	Khon Kaen Sugar Industry PCL	682,204	43,756
	Kiatnakin Bank PCL	106,800	132,719
	Krung Thai Bank PCL	557,250	176,025
	Krungthai Card PCL	270,300	266,551
	Lalin Property PCL	98,300	13,997
	Lam Soon Thailand PCL	132,400	18,597
	Land & Houses PCL	1,161,800	275,710
	Land & Houses PCL	518,520	123,051
	Lanna Resources PCL	133,700	30,871
	LH Financial Group PCL	2,249,100	71,406
*	Loxley PCL	948,770	46,552
	LPN Development PCL	353,800	55,369
	Major Cineplex Group PCL	290,400	133,175
	MBK PCL	426,500	161,395
*	MCOT PCL	64,900	9,990
	MCS Steel PCL	208,200	89,469
	Mega Lifesciences PCL	150,500	162,892
	Millcon Steel PCL	547,600	12,117
*	Minor International PCL	807,171	471,114
	MK Restaurants Group PCL	101,900	160,942
	Modernform Group PCL	18,700	1,439
*	Mono Technology PCL, Class F	450,800	38,455
*	Muangthai Capital PCL	178,400	286,058
	Namyong Terminal PCL	417,600	38,837
*	Nava Nakorn PCL	278,000	18,187
*	Nawarat Patanakarn PCL	509,200	8,655
	Netbay PCL	57,700	55,512
	Noble Development PCL	70,100	24,504
*	Nusasiri PCL	500,000	5,291
	Origin Property PCL, Class F	513,950	108,781
	PCS Machine Group Holding PCL	188,600	27,217
	Plan B Media Pcl, Class F	701,600	120,374
	Platinum Group PCL (The), Class F	248,500	20,082
	Polyplex Thailand PCL	243,600	182,803
	Power Solution Technologies PCL, Class F	1,120,200	59,634
*	Precious Shipping PCL	423,650	72,686
	Premier Marketing PCL	152,600	32,299
	Prima Marine PCL	337,700	100,176
	Property Perfect PCL	2,760,900	35,416
	Pruksa Holding PCL	371,100	134,480
	PTG Energy PCL	391,800	237,474
	PTT Exploration & Production PCL	626,086	1,827,109
	PTT Global Chemical PCL	277,356	418,046
	PTT PCL	1,671,600	2,090,673
	Pylon PCL	216,200	35,360
	Quality Houses PCL	2,594,613	176,400
*	Raimon Land PCL	1,149,900	24,338
	Rajthanee Hospital PCL	76,600	53,061
	Ratch Group PCL	33,600	64,382
	Ratch Group PCL	112,700	215,949
	Ratchthani Leasing PCL	783,562	88,954
*	Regional Container Lines PCL	444,300	40,180
	Rojana Industrial Park PCL	470,432	64,872
	RS PCL	154,800	91,344
	S 11 Group PCL	82,400	13,213

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sabina PCL	66,500	$37,321
	Saha Pathana Inter-Holding PCL	18,700	36,731
*	Sahakol Equipment PCL	579,600	29,554
	Sahamitr Pressure Container PCL	114,700	41,933
	Samart Corp. PCL	156,000	25,014
	Samart Telcoms PCL	184,800	32,595
	Sansiri PCL	5,059,133	115,192
	Sappe PCL	66,900	37,760
	SC Asset Corp. PCL	1,139,696	83,332
	SEAFCO PCL	369,980	82,462
	Sena Development PCL	519,350	44,969
*	Sermsang Power Corp. Co., Ltd.	198,800	49,409
	Siam Cement PCL (The)	115,500	1,414,928
	Siam Cement PCL (The)	7,650	93,716
	Siam City Cement PCL	28,543	138,218
	Siam Commercial Bank PCL (The)	178,900	384,392
	Siam Future Development PCL	471,540	64,722
	Siam Global House PCL	508,536	309,859
	Siam Wellness Group PCL, Class F	166,650	29,127
	Siamgas & Petrochemicals PCL	426,100	121,616
	Singha Estate PCL	1,017,100	53,167
	Sino-Thai Engineering & Construction PCL	417,500	198,156
	SNC Former PCL	110,400	31,864
	Somboon Advance Technology PCL	197,550	67,154
	SPCG PCL	286,700	170,094
*	Sri Trang Agro-Industry PCL	172,300	139,520
*	Sriracha Construction PCL	60,500	13,581
*	Srisawad Corp. PCL	215,689	332,015
*	Srithai Superware PCL	898,400	18,439
	Srivichai Vejvivat PCL	184,900	39,432
	Star Petroleum Refining PCL	662,900	147,748
	STP & I PCL	563,480	76,257
	Supalai PCL	860,725	452,686
	Super Energy Corp. PCL	5,585,700	159,425
	Susco PCL	413,400	30,757
	SVI PCL	111,300	12,564
	Synnex Thailand PCL	153,800	56,228
	Syntec Construction PCL	574,800	28,387
	Taokaenoi Food & Marketing PCL, Class F	238,000	70,982
	Tapaco PCL	119,200	14,985
*	Tata Steel Thailand PCL	1,594,700	18,411
	Thai Agro Energy PCL	326,600	27,441
*	Thai Airways International PCL	320,000	30,171
	Thai Central Chemical PCL	23,300	15,019
	Thai Oil PCL	227,100	305,883
	Thai President Foods PCL, Class F	4,100	25,639
*	Thai Reinsurance PCL	1,003,700	33,154
	Thai Solar Energy PCL, Class F	373,632	34,269
	Thai Stanley Electric PCL	3,900	19,949
	Thai Stanley Electric PCL, Class F	11,300	57,800
	Thai Union Group PCL, Class F	1,176,332	505,503
	Thai Vegetable Oil PCL	218,100	204,584
	Thai Wah PCL, Class F	179,500	22,335
	Thaicom PCL	322,800	55,901
	Thaifoods Group PCL	485,500	73,489
	Thaire Life Assurance PCL	194,200	14,698
	Thanachart Capital PCL	77,800	86,701
	Thitikorn PCL	153,300	36,380
	Thoresen Thai Agencies PCL	622,156	60,255

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL	193,900	$174,110
	TIPCO Foods PCL	117,300	29,153
	Tisco Financial Group PCL	82,300	171,555
	TKS Technologies PCL	64,300	11,548
	TMB Bank PCL	6,039,192	183,989
*	TMT Steel PCL	189,600	25,537
	TOA Paint Thailand PCL	133,100	165,401
	Total Access Communication PCL	287,400	338,714
	TPC Power Holdings Co., Ltd.	128,300	53,900
	TPI Polene PCL	2,702,000	110,913
	TPI Polene Power PCL	922,600	118,348
	TQM Corp. PCL	24,800	106,175
	True Corp. PCL	5,985,520	644,956
	TTCL PCL	98,900	9,071
	TTW PCL	519,600	223,287
*	U City PCL, Class F	1,119,200	52,402
	Union Auction PCL	87,100	19,134
	Unique Engineering & Construction PCL	508,650	83,191
	United Paper PCL	171,400	64,311
	Univanich Palm Oil PCL	84,700	12,060
	Univentures PCL	508,800	48,624
*	Vanachai Group PCL	350,320	40,220
	VGI PCL	415,000	87,838
	Vinythai PCL	173,000	132,042
	WHA Corp. PCL	977,300	100,919
	WHA Utilities and Power PCL	458,900	64,753
	Workpoint Entertainment PCL	123,460	39,197
TOTAL THAILAND			35,934,726
TURKEY — (0.8%)
*	Afyon Cimento Sanayi TAS	62,868	38,585
*	Akbank T.A.S.	642,440	483,231
	Akcansa Cimento A.S.	5,535	10,136
	Aksa Akrilik Kimya Sanayii A.S.	86,402	91,964
*	Aksa Enerji Uretim A.S.	107,078	84,363
	Aksigorta A.S.	59,107	64,155
#*	Alarko Holding A.S.	28,066	21,893
*	Albaraka Turk Katilim Bankasi A.S.	336,049	76,492
	Alkim Alkali Kimya A.S.	33,292	63,555
	Anadolu Anonim Turk Sigorta Sirketi	121,131	110,865
	Anadolu Cam Sanayii A.S.	136,622	95,817
	Anadolu Hayat Emeklilik A.S.	43,484	50,471
*	Arcelik A.S.	70,495	233,500
	AvivaSA Emeklilik ve Hayat A.S., Class A	15,566	30,471
	Aygaz A.S.	33,098	60,050
*	Bagfas Bandirma Gubre Fabrikalari A.S.	20,249	49,075
*	Bera Holding A.S.	149,346	176,577
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	28,082
	BIM Birlesik Magazalar A.S.	95,108	970,992
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	19,139	37,648
	Borusan Yatirim ve Pazarlama A.S.	1,351	17,640
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	8,349	13,513
*	Bursa Cimento Fabrikasi A.S.	36,558	31,683
*	Cimsa Cimento Sanayi VE Ticaret A.S.	17,262	28,890
	Coca-Cola Icecek A.S.	35,244	226,670
	Deva Holding A.S.	14,907	44,078
#	Dogan Sirketler Grubu Holding A.S.	721,874	218,061
	EGE Endustri VE Ticaret A.S.	629	65,370
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	66,633	60,135

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Enerjisa Enerji A.S.	95,251	$112,890
	Enka Insaat ve Sanayi A.S.	181,838	169,693
	Eregli Demir ve Celik Fabrikalari TAS	378,140	413,028
*	Fenerbahce Futbol A.S.	20,253	38,881
	Ford Otomotiv Sanayi A.S.	19,089	226,175
*	Global Yatirim Holding A.S.	49,587	33,314
*	Goodyear Lastikleri TAS	36,437	28,642
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	84,526	68,831
	GSD Holding A.S.	76,942	28,387
*	Gubre Fabrikalari TAS	17,211	72,317
	Hektas Ticaret TAS	60,996	129,399
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	55,622	104,848
*	Is Finansal Kiralama A.S.	32,181	18,623
	Is Yatirim Menkul Degerler A.S., Class A	58,271	65,471
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	81,597	51,835
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	268,187	114,731
	Kartonsan Karton Sanayi ve Ticaret A.S.	381	36,729
*	Kerevitas Gida Sanayi ve Ticaret A.S.	55,852	42,890
	KOC Holding A.S.	68,085	157,800
	Kordsa Teknik Tekstil A.S.	40,281	68,762
*	Koza Altin Isletmeleri A.S.	14,464	179,466
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	110,293	225,451
*	Logo Yazilim Sanayi Ve Ticaret A.S.	6,664	86,703
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	28,891
*	Netas Telekomunikasyon A.S.	13,133	31,551
	Nuh Cimento Sanayi A.S.	29,066	73,707
#*	Pegasus Hava Tasimaciligi A.S.	26,485	180,616
#*	Petkim Petrokimya Holding A.S.	459,748	257,341
	Polisan Holding A.S.	94,393	44,679
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	67,621	65,756
*	Sekerbank Turk A.S.	202,387	42,993
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	99,576	121,186
	Soda Sanayii A.S.	208,400	195,055
	Tat Gida Sanayi A.S.	24,980	41,236
#	TAV Havalimanlari Holding A.S.	58,027	138,383
#	Tekfen Holding A.S.	87,658	191,409
	Tofas Turk Otomobil Fabrikasi A.S.	31,448	114,419
	Trakya Cam Sanayii A.S.	333,463	180,703
*	Tupras Turkiye Petrol Rafinerileri A.S.	11,486	136,115
#*	Turcas Petrol A.S.	47,135	24,439
#*	Turk Hava Yollari AO	263,331	400,207
	Turk Telekomunikasyon A.S.	149,160	154,730
	Turk Traktor ve Ziraat Makineleri A.S.	4,170	64,676
	Turkcell Iletisim Hizmetleri A.S.	308,360	654,556
*	Turkiye Garanti Bankasi A.S.	649,866	653,236
#*	Turkiye Halk Bankasi A.S.	271,135	214,758
#*	Turkiye Is Bankasi A.S., Class C	341,525	235,090
#*	Turkiye Sinai Kalkinma Bankasi A.S.	1,075,989	174,741
	Turkiye Sise ve Cam Fabrikalari A.S.	157,969	130,519
#*	Turkiye Vakiflar Bankasi TAO, Class D	279,062	180,731
*	Ulker Biskuvi Sanayi A.S.	68,580	255,071
*	Vestel Elektronik Sanayi ve Ticaret A.S.	29,843	74,912
*	Yapi ve Kredi Bankasi A.S.	787,096	241,461
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	58,215
TOTAL TURKEY			11,320,210
UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	169,658	234,568
	Abu Dhabi Islamic Bank PJSC	105,529	107,043

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Agthia Group PJSC	26,970	$20,626
	Air Arabia PJSC	563,082	176,639
	Aldar Properties PJSC	213,541	101,459
*	Amlak Finance PJSC	254,913	23,518
*	Arabtec Holding PJSC	166,414	58,856
	Aramex PJSC	151,340	133,966
*	DAMAC Properties Dubai Co. PJSC	302,443	74,825
	Dana Gas PJSC	149,240	29,342
*	Deyaar Development PJSC	414,437	30,646
	Dubai Financial Market PJSC	260,636	57,430
	Dubai Investments PJSC	237,076	74,765
	Dubai Islamic Bank PJSC	228,887	233,948
*	DXB Entertainments PJSC	715,745	23,840
*	Emaar Malls PJSC	146,055	53,154
	Emirates Telecommunications Group Co. PJSC	113,686	514,028
	First Abu Dhabi Bank PJSC	351,351	1,065,449
	National Central Cooling Co. PJSC	36,730	19,611
	RAK Properties PJSC	115,009	11,742
	Ras Al Khaimah Ceramics	81,867	29,280
TOTAL UNITED ARAB EMIRATES			3,074,735
TOTAL COMMON STOCKS			1,425,077,573
PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
	AES Tiete Energia SA	486	279
	Alpargatas SA	22,200	133,884
	Banco ABC Brasil SA	39,062	105,282
	Banco do Estado do Rio Grande do Sul SA, Class B	113,573	310,464
	Banco Pan SA	9,052	17,127
	Centrais Eletricas Brasileiras SA, Class B	38,400	283,038
	Centrais Eletricas Santa Catarina	7,850	81,411
	Cia de Saneamento do Parana	513,285	596,277
	Cia de Transmissao de Energia Eletrica Paulista	39,603	171,119
	Cia Energetica de Minas Gerais	262,832	604,610
	Cia Energetica de Sao Paulo, Class B	63,911	392,051
	Cia Energetica do Ceara, Class A	6,382	81,357
	Cia Ferro Ligas da Bahia - FERBASA	25,100	86,513
	Cia Paranaense de Energia	40,026	509,326
*	Eucatex SA Industria e Comercio	23,400	28,260
	Gerdau SA	243,800	815,541
	Grazziotin SA	3,000	14,693
	Itau Unibanco Holding SA	840,800	4,334,112
	Lojas Americanas SA	139,552	912,236
	Marcopolo SA	260,737	148,948
	Petroleo Brasileiro SA	1,681,849	7,157,422
	Randon SA Implementos e Participacoes	72,226	162,685
	Schulz SA	14,600	33,725
	Telefonica Brasil SA	70,769	714,263
	Unipar Carbocloro SA	32,354	169,630
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	189,716	295,673
TOTAL BRAZIL			18,159,926
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	76,479	104,052
	Embotelladora Andina SA, Class B	104,442	262,119
TOTAL CHILE			366,171

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (0.0%)
	Banco Davivienda SA	14,239	$105,276
	Bancolombia SA	2,446	17,364
	Grupo Argos SA	11,723	24,307
	Grupo Aval Acciones y Valores SA	538,218	125,435
	Grupo de Inversiones Suramericana SA	9,589	41,921
TOTAL COLOMBIA			314,303
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	235	6,752
TOTAL PREFERRED STOCKS			18,847,152
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	B2W Cia Digital. Rights 08/25/20	1,563	2,097
*	CVC Brasil Operadora e Agencia de Viagens SA Rights 08/13/20	11,355	35,263
*	IRB Brasil Resseguros SA 08/12/20	56,947	10,917
TOTAL BRAZIL			48,277
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	71,288	0
CHINA — (0.0%)
*	China Merchants Securities Co., Ltd. Rights 08/11/20	18,540	2,799
*	Legend Holdings Corp. Rights 05/23/19	7,100	0
TOTAL CHINA			2,799
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	4,192	867
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	118,432	115,959
TOTAL INDIA			116,826
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	56,000	89,764
SOUTH KOREA — (0.0%)
*	Chorokbaem Media Co., Ltd. Rights 08/04/20	14,490	4,135
*	Jejuair Co., Ltd. Rights 08/06/20	712	1,524
*	Jejuair Co., Ltd. Rights 08/10/20	309	4,007
*	SBW, Inc. Rights 08/10/20	21,349	4,193
TOTAL SOUTH KOREA			13,859
TAIWAN — (0.0%)
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	2,482	3,727
THAILAND — (0.0%)
*	Better World Green PCL Rights 08/14/20	45,980	0
*	Tapaco PCL Rights 03/18/22	59,600	612
TOTAL THAILAND			612
TOTAL RIGHTS/WARRANTS			275,864
TOTAL INVESTMENT SECURITIES (Cost $1,213,814,459)			1,444,200,589

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	2,110,558	$24,421,272
TOTAL INVESTMENTS — (100.0%)
(Cost $1,238,231,347)^^			$1,468,621,861
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$27,788	—	$27,788
Brazil	$78,556,055	—	—	78,556,055
Canada	351,106	—	—	351,106
Chile	10,272,229	—	—	10,272,229
China	103,102,895	372,519,643	—	475,622,538
Colombia	3,283,736	—	—	3,283,736
Czech Republic	—	1,925,564	—	1,925,564
Egypt	67,719	1,031,508	—	1,099,227
Greece	—	4,266,407	—	4,266,407
Hong Kong	—	192,081	—	192,081
Hungary	—	3,821,576	—	3,821,576
India	3,497,660	124,834,301	—	128,331,961
Indonesia	1,678,816	24,618,417	—	26,297,233
Malaysia	—	27,620,290	—	27,620,290
Mexico	31,539,521	305	—	31,539,826
Peru	1,906,764	—	—	1,906,764
Philippines	265,214	12,031,803	—	12,297,017
Poland	—	15,857,261	—	15,857,261
Qatar	—	4,349,718	—	4,349,718
Russia	5,966,341	12,654,846	—	18,621,187
Saudi Arabia	—	11,935,272	—	11,935,272
South Africa	15,368,187	55,159,301	—	70,527,488
South Korea	3,022,752	195,177,025	—	198,199,777
Taiwan	41,153,330	206,692,471	—	247,845,801
Thailand	35,934,726	—	—	35,934,726
Turkey	—	11,320,210	—	11,320,210
United Arab Emirates	—	3,074,735	—	3,074,735
Preferred Stocks
Brazil	18,159,926	—	—	18,159,926
Chile	366,171	—	—	366,171
Colombia	314,303	—	—	314,303
South Korea	—	6,752	—	6,752
Rights/Warrants
Brazil	—	48,277	—	48,277
China	—	2,799	—	2,799
India	—	116,826	—	116,826
South Africa	—	89,764	—	89,764
South Korea	—	13,859	—	13,859
Taiwan	—	3,727	—	3,727
Thailand	—	612	—	612
Securities Lending Collateral	—	24,421,272	—	24,421,272
TOTAL	$354,807,451	$1,113,814,410	—	$1,468,621,861

Tax-Managed U.S. Marketwide Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$4,187,261,910
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,187,261,910
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	148,002	$12,229,405
	Alaska Communications Systems Group, Inc.	1,400	3,192
*	Alphabet, Inc., Class A	41,941	62,406,111
*	Alphabet, Inc., Class C	42,256	62,663,958
*	Altice USA, Inc., Class A	21,272	574,131
#*	AMC Networks, Inc., Class A	5,281	121,991
#*	ANGI Homeservices, Inc., Class A	7,188	113,498
	Anterix, Inc.	1,500	65,370
	AT&T, Inc.	979,086	28,961,364
	ATN International, Inc.	1,149	66,217
*	Boingo Wireless, Inc.	6,700	96,815
	Cable One, Inc.	700	1,275,792
#*	Cargurus, Inc.	3,438	99,324
*	Cars.com, Inc.	7,636	62,004
	CenturyLink, Inc.	125,330	1,209,434
*	Charter Communications, Inc., Class A	20,473	11,874,340
*	Cincinnati Bell, Inc.	7,080	106,271
	Cinemark Holdings, Inc.	5,500	65,065
	Cogent Communications Holdings, Inc.	7,093	639,150
	Comcast Corp., Class A	632,859	27,086,365
*	comScore, Inc.	3,105	9,315
#*	Discovery, Inc., Class A	22,018	464,580
*	Discovery, Inc., Class C	44,464	842,593
*	DISH Network Corp., Class A	33,417	1,073,020
*	Electronic Arts, Inc.	40,040	5,670,465
#	Entercom Communications Corp., Class A	16,950	23,730
	EW Scripps Co. (The), Class A	5,927	67,449
*	Facebook, Inc., Class A	336,279	85,303,894
	Fox Corp., Class A	47,145	1,214,927
*	Fox Corp., Class B	23,405	603,147
#	Gannett Co., Inc.	12,726	18,834
*	GCI Liberty, Inc., Class A	13,072	1,024,714
*	Glu Mobile, Inc.	13,614	128,516
*	Gray Television, Inc.	4,850	69,549
*	IAC/InterActiveCorp	11,168	1,478,867
*	IDT Corp., Class B	1,800	11,718
	Interpublic Group of Cos., Inc. (The)	53,608	967,624
*	Iridium Communications, Inc.	10,799	295,785
	John Wiley & Sons, Inc., Class A	6,114	206,837
*	Liberty Broadband Corp., Class A	3,994	539,230
*	Liberty Broadband Corp., Class C	15,388	2,112,311
*	Liberty Latin America, Ltd., Class A	2,900	29,812
*	Liberty Latin America, Ltd., Class C	15,392	157,460
#*	Liberty Media Corp.-Liberty Braves, Class A	1,077	20,366
*	Liberty Media Corp.-Liberty Braves, Class B	20	372
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	42,242
*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	89,144
*	Liberty Media Corp.-Liberty Formula One, Class C	26,872	952,344
*	Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	412,679
*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	7,388
*	Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	885,877
*	Liberty TripAdvisor Holdings, Inc., Class A	5,545	13,752
#*	Lions Gate Entertainment Corp., Class A	7,777	59,572
*	Lions Gate Entertainment Corp., Class B	12,760	90,724

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Live Nation Entertainment, Inc.	21,437	$1,003,466
*	Madison Square Garden Entertainment Corp.	2,310	163,687
	Marcus Corp. (The)	2,400	33,144
*	Match Group, Inc.	32,193	3,306,221
#	Meredith Corp.	4,576	65,711
#*	MSG Networks, Inc., Class A	5,700	54,321
	National CineMedia, Inc.	6,419	15,855
*	Netflix, Inc.	62,118	30,368,248
	New York Times Co. (The), Class A	18,633	859,727
	News Corp., Class A	52,850	672,252
	News Corp., Class B	16,856	215,083
	Nexstar Media Group, Inc., Class A	4,328	379,349
	Omnicom Group, Inc.	29,484	1,584,175
*	ORBCOMM, Inc.	7,396	31,137
#*	Roku, Inc.	9,914	1,535,579
	Saga Communications, Inc., Class A	575	13,443
	Scholastic Corp.	2,600	62,218
	Shenandoah Telecommunications Co.	7,800	392,106
	Sirius XM Holdings, Inc.	159,411	937,337
#*	Snap, Inc., Class A	85,099	1,907,920
	Spok Holdings, Inc.	2,839	28,447
*	Spotify Technology SA	1,300	335,166
*	Take-Two Interactive Software, Inc.	15,957	2,617,267
	TEGNA, Inc.	23,899	281,530
	Telephone and Data Systems, Inc.	13,284	257,975
*	T-Mobile US, Inc.	60,346	6,479,953
#	TripAdvisor, Inc.	13,717	277,495
*	TrueCar, Inc.	4,430	16,657
*	Twitter, Inc.	96,586	3,515,730
*	United States Cellular Corp.	1,000	29,670
	Verizon Communications, Inc.	577,959	33,221,083
#	ViacomCBS, Inc., Class A	5,128	142,251
#	ViacomCBS, Inc., Class B	70,041	1,825,969
*	Vonage Holdings Corp.	25,192	301,044
	Walt Disney Co. (The)	251,838	29,449,936
	World Wrestling Entertainment, Inc., Class A	5,200	242,372
*	Yelp, Inc.	9,465	236,436
*	Zedge, Inc., Class B	68	95
*	Zillow Group, Inc., Class A	7,369	501,755
#*	Zillow Group, Inc., Class C	18,207	1,245,177
*	Zynga, Inc., Class A	117,300	1,153,059
TOTAL COMMUNICATION SERVICES			440,368,680
CONSUMER DISCRETIONARY — (12.3%)
*	1-800-Flowers.com, Inc., Class A	3,914	110,571
	Aaron's, Inc.	9,084	474,003
	Abercrombie & Fitch Co., Class A	8,298	79,910
	Acushnet Holdings Corp.	2,786	106,007
*	Adient P.L.C.	11,297	187,982
*	Adtalem Global Education, Inc.	7,229	248,244
	Advance Auto Parts, Inc.	9,508	1,427,531
*	Amazon.com, Inc.	60,985	192,998,010
*	American Axle & Manufacturing Holdings, Inc.	13,471	95,105
#	American Eagle Outfitters, Inc.	21,633	216,330
*	America's Car-Mart, Inc.	1,100	104,676
	Aptiv P.L.C.	35,433	2,754,916
	Aramark	31,206	659,071
*	Asbury Automotive Group, Inc.	2,900	290,435
	Autoliv, Inc.	10,143	659,599

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoNation, Inc.	6,833	$350,806
*	AutoZone, Inc.	3,299	3,983,279
	Bassett Furniture Industries, Inc.	306	2,684
*	BBQ Holdings, Inc.	574	1,722
*	Beazer Homes USA, Inc.	779	8,717
#	Bed Bath & Beyond, Inc.	15,716	170,047
	Best Buy Co., Inc.	33,324	3,318,737
	Big Lots, Inc.	5,098	200,555
*	Biglari Holdings, Inc., Class B	7	455
#	BJ's Restaurants, Inc.	2,198	44,092
*	Booking Holdings, Inc.	5,632	9,361,116
#*	Boot Barn Holdings, Inc.	3,837	74,284
	BorgWarner, Inc.	24,622	901,165
	Boyd Gaming Corp.	5,900	139,653
*	Bright Horizons Family Solutions, Inc.	8,347	895,132
#	Brinker International, Inc.	6,176	166,073
	Brunswick Corp.	10,923	731,623
#	Buckle, Inc. (The)	3,112	49,885
*	Burlington Stores, Inc.	9,600	1,804,800
*	Caesars Entertainment, Inc.	6,704	208,159
	Caleres, Inc.	5,187	32,730
	Callaway Golf Co.	13,384	254,965
*	Capri Holdings, Ltd.	16,100	241,178
#*	CarMax, Inc.	23,538	2,282,480
#	Carnival Corp.	59,462	825,333
	Carriage Services, Inc.	2,167	47,912
#*	Carrols Restaurant Group, Inc.	4,867	29,883
#	Carter's, Inc.	5,900	464,448
*	Carvana Co.	6,608	1,023,910
	Cato Corp. (The), Class A	2,761	19,852
*	Cavco Industries, Inc.	1,157	231,782
*	Century Communities, Inc.	1,616	57,562
	Cheesecake Factory, Inc. (The)	5,150	123,600
#*	Chegg, Inc.	14,531	1,176,575
#	Children's Place, Inc. (The)	2,040	49,796
*	Chipotle Mexican Grill, Inc.	3,774	4,359,574
#	Choice Hotels International, Inc.	5,483	460,791
#	Churchill Downs, Inc.	5,691	788,317
*	Chuy's Holdings, Inc.	2,100	33,411
	Citi Trends, Inc.	1,200	20,664
	Collectors Universe, Inc.	600	22,836
#	Columbia Sportswear Co.	4,094	310,489
#*	Conn's, Inc.	2,882	28,705
	Cooper Tire & Rubber Co.	6,429	199,685
	Core-Mark Holding Co., Inc.	5,400	143,208
#	Cracker Barrel Old Country Store, Inc.	2,416	266,896
*	Crocs, Inc.	9,700	348,618
	Culp, Inc.	1,492	16,561
	Dana, Inc.	18,876	215,753
	Darden Restaurants, Inc.	15,362	1,165,976
*	Deckers Outdoor Corp.	4,300	899,775
*	Delphi Technologies P.L.C.	9,836	147,442
*	Denny's Corp.	8,766	77,886
#	Designer Brands, Inc., Class A	3,616	21,371
	Dick's Sporting Goods, Inc.	7,900	360,398
#	Dillard's, Inc., Class A	1,953	45,993
#	Dine Brands Global, Inc.	2,147	97,538
	Dollar General Corp.	35,492	6,757,677
*	Dollar Tree, Inc.	32,938	3,074,762

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino's Pizza, Inc.	5,701	$2,204,064
*	Dorman Products, Inc.	3,795	310,241
	DR Horton, Inc.	49,537	3,277,368
	Dunkin' Brands Group, Inc.	11,985	823,729
	eBay, Inc.	109,532	6,054,929
	Ethan Allen Interiors, Inc.	2,900	34,336
#*	Etsy, Inc.	17,544	2,076,859
#*	Everi Holdings, Inc.	11,576	65,752
#	Expedia Group, Inc.	18,639	1,509,945
	Extended Stay America, Inc.	24,500	279,545
*	Fiesta Restaurant Group, Inc.	2,692	17,444
#*	Five Below, Inc.	7,672	835,558
	Flexsteel Industries, Inc.	300	4,731
*	Floor & Decor Holdings, Inc., Class A	3,288	216,679
	Foot Locker, Inc.	15,542	456,779
	Ford Motor Co.	521,708	3,448,490
*	Fox Factory Holding Corp.	6,502	578,678
*	frontdoor, Inc.	12,501	524,979
#*	GameStop Corp., Class A	3,082	12,359
	Gap, Inc. (The)	27,680	370,082
	Garmin, Ltd.	17,212	1,696,931
*	Garrett Motion, Inc.	10,009	58,853
	General Motors Co.	178,711	4,448,117
*	Genesco, Inc.	1,500	23,325
	Gentex Corp.	37,590	1,014,554
*	Gentherm, Inc.	4,486	173,922
	Genuine Parts Co.	19,850	1,789,477
*	G-III Apparel Group, Ltd.	5,889	58,242
	Goodyear Tire & Rubber Co. (The)	31,675	285,392
	Graham Holdings Co., Class B	588	234,242
*	Grand Canyon Education, Inc.	6,720	596,333
	Group 1 Automotive, Inc.	2,780	233,576
#*	Groupon, Inc.	2,100	32,235
*	GrubHub, Inc.	12,333	890,936
#	Guess?, Inc.	5,581	57,708
#	H&R Block, Inc.	26,484	384,018
	Hamilton Beach Brands Holding Co., Class A	574	8,725
#	Hanesbrands, Inc.	47,887	676,643
	Harley-Davidson, Inc.	19,800	515,394
	Hasbro, Inc.	17,548	1,276,792
#	Haverty Furniture Cos., Inc.	1,700	24,174
*	Helen of Troy, Ltd.	3,400	640,050
#*	Hibbett Sports, Inc.	2,888	66,973
*	Hilton Grand Vacations, Inc.	6,405	130,022
	Hilton Worldwide Holdings, Inc.	37,820	2,838,391
	Home Depot, Inc. (The)	150,722	40,015,184
	Hooker Furniture Corp.	1,300	27,820
#	Hyatt Hotels Corp., Class A	4,900	235,200
*	Installed Building Products, Inc.	3,123	247,061
#	International Game Technology P.L.C.	7,805	76,957
#*	iRobot Corp.	3,667	266,554
*	J Alexander's Holdings, Inc.	1,458	5,861
	Jack in the Box, Inc.	3,400	279,174
	Johnson Outdoors, Inc., Class A	1,187	103,934
*	K12, Inc.	3,115	142,636
	KB Home	8,900	299,396
	Kohl's Corp.	3,719	70,810
#*	Kontoor Brands, Inc.	6,566	125,805
	L Brands, Inc.	17,585	429,250

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lakeland Industries, Inc.	1,000	$23,660
#*	Lands' End, Inc.	1,303	11,232
	Las Vegas Sands Corp.	47,961	2,093,018
*	Laureate Education, Inc., Class A	11,129	141,116
	La-Z-Boy, Inc.	6,000	170,760
	LCI Industries	3,459	435,142
	Lear Corp.	8,400	927,192
	Leggett & Platt, Inc.	18,177	728,716
	Lennar Corp., Class A	37,611	2,721,156
	Lennar Corp., Class B	1,957	105,424
#*	LGI Homes, Inc.	2,722	310,607
	Lifetime Brands, Inc.	300	2,115
	Lithia Motors, Inc., Class A	2,987	684,471
*	LKQ Corp.	40,298	1,136,001
	Lowe's Cos., Inc.	105,694	15,738,894
*	Luby's, Inc.	1,849	2,108
*	Lululemon Athletica, Inc.	14,983	4,878,315
*	M/I Homes, Inc.	2,750	114,483
#	Macy's, Inc.	41,752	253,017
*	Malibu Boats, Inc., Class A	3,500	205,730
	Marine Products Corp.	1,049	13,459
*	MarineMax, Inc.	2,151	59,669
	Marriott International, Inc., Class A	38,616	3,236,986
	Marriott Vacations Worldwide Corp.	4,789	405,437
#*	Mattel, Inc.	25,422	282,438
	McDonald's Corp.	104,417	20,286,135
	MDC Holdings, Inc.	9,204	412,615
»	Media General, Inc.	3,778	354
*	Meritage Homes Corp.	3,700	366,966
#	MGM Resorts International	54,564	877,935
#*	Michaels Cos., Inc. (The)	10,137	72,784
*	Modine Manufacturing Co.	4,337	23,593
*	Mohawk Industries, Inc.	8,319	664,272
*	Monarch Casino & Resort, Inc.	1,845	66,771
#	Monro, Inc.	3,878	218,331
#*	Motorcar Parts of America, Inc.	2,528	42,079
	Movado Group, Inc.	2,362	22,770
*	Murphy USA, Inc.	4,445	588,562
	Nathan's Famous, Inc.	509	25,923
#*	National Vision Holdings, Inc.	7,815	250,002
*	Nautilus, Inc.	4,149	43,274
	Newell Brands, Inc.	43,975	721,190
	NIKE, Inc., Class B	172,541	16,841,727
#	Nordstrom, Inc.	14,674	200,887
#*	Norwegian Cruise Line Holdings, Ltd.	26,978	367,980
*	NVR, Inc.	490	1,925,773
	ODP Corp. (The)	6,365	140,476
#*	Ollie's Bargain Outlet Holdings, Inc.	7,467	784,782
*	O'Reilly Automotive, Inc.	10,272	4,903,647
	Oxford Industries, Inc.	1,082	46,461
	Papa John's International, Inc.	3,800	359,746
#*	Penn National Gaming, Inc.	10,066	340,734
	Penske Automotive Group, Inc.	4,700	210,654
*	Perdoceo Education Corp.	6,800	97,920
#	PetMed Express, Inc.	2,200	68,640
*	Planet Fitness, Inc., Class A	12,471	650,986
*	PlayAGS, Inc.	2,854	9,647
	Polaris, Inc.	8,007	829,765
	Pool Corp.	5,784	1,831,793

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	PulteGroup, Inc.	36,663	$1,598,507
	PVH Corp.	9,783	476,041
*	Quotient Technology, Inc.	8,507	68,141
*	Qurate Retail, Inc., Class A	61,253	668,270
	Ralph Lauren Corp.	6,574	468,726
#	RCI Hospitality Holdings, Inc.	1,000	12,080
#*	Red Lion Hotels Corp.	1,483	3,485
#*	Red Robin Gourmet Burgers, Inc.	1,197	10,462
	Red Rock Resorts, Inc., Class A	8,652	94,826
#*	Regis Corp.	2,300	17,664
	Rent-A-Center, Inc.	6,145	177,713
#*	RH	2,431	698,742
	Rocky Brands, Inc.	231	5,255
	Ross Stores, Inc.	49,509	4,439,472
	Royal Caribbean Cruises, Ltd.	23,200	1,130,072
	Ruth's Hospitality Group, Inc.	4,284	28,681
#*	Sally Beauty Holdings, Inc.	10,500	121,905
#*	Scientific Games Corp., Class A	5,171	90,854
	Service Corp. International	22,783	987,871
*	ServiceMaster Global Holdings, Inc.	18,614	761,126
#*	Shake Shack, Inc., Class A	3,585	174,052
	Shoe Carnival, Inc.	771	18,928
#	Shutterstock, Inc.	2,383	129,492
#	Six Flags Entertainment Corp.	8,978	156,127
*	Skechers U.S.A., Inc., Class A	18,737	548,619
*	Skyline Champion Corp.	3,143	88,727
*	Sleep Number Corp.	5,594	260,121
*	Smith & Wesson Brands, Inc.	5,464	130,535
#	Sonic Automotive, Inc., Class A	4,001	152,518
*	Stamps.com, Inc.	2,013	523,944
	Standard Motor Products, Inc.	2,764	125,707
	Starbucks Corp.	164,426	12,583,522
	Steven Madden, Ltd.	10,338	218,959
*	Stoneridge, Inc.	3,400	70,448
	Strategic Education, Inc.	3,690	465,715
	Superior Group of Cos, Inc.	324	6,237
*	Tandy Leather Factory, Inc.	663	2,082
	Tapestry, Inc.	36,710	490,446
	Target Corp.	70,314	8,851,126
*	Taylor Morrison Home Corp.	15,529	364,155
*	Tempur Sealy International, Inc.	6,523	528,037
#*	Tenneco, Inc., Class A	6,595	48,869
*	Tesla, Inc.	19,769	28,284,694
	Texas Roadhouse, Inc.	7,857	441,485
	Thor Industries, Inc.	4,074	464,395
	Tiffany & Co.	14,675	1,839,658
	TJX Cos., Inc. (The)	166,858	8,674,947
	Toll Brothers, Inc.	18,523	707,579
*	TopBuild Corp.	4,853	640,208
	Tractor Supply Co.	17,053	2,434,145
#*	TRI Pointe Group, Inc.	14,747	246,570
	Tupperware Brands Corp.	6,100	94,123
*	Ulta Beauty, Inc.	7,361	1,420,599
*	Under Armour, Inc., Class A	25,722	270,595
#*	Under Armour, Inc., Class C	15,658	148,594
*	Unifi, Inc.	1,766	21,121
*	Universal Electronics, Inc.	1,700	78,319
*	Urban Outfitters, Inc.	8,745	144,642
#	Vail Resorts, Inc.	5,521	1,060,198

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Veoneer, Inc.	10,946	$110,007
*	Vera Bradley, Inc.	2,206	9,673
	VF Corp.	45,561	2,750,062
*	Vista Outdoor, Inc.	7,300	125,195
*	Visteon Corp.	4,607	334,514
#*	Wayfair, Inc., Class A	7,810	2,078,163
	Wendy's Co. (The)	26,524	614,826
#	Whirlpool Corp.	8,561	1,396,470
	Williams-Sonoma, Inc.	11,160	972,259
	Wingstop, Inc.	4,405	688,281
	Winmark Corp.	300	47,694
	Winnebago Industries, Inc.	5,624	339,746
	Wolverine World Wide, Inc.	10,800	259,632
*	WW International, Inc	5,008	129,106
	Wyndham Destinations, Inc.	13,602	361,813
	Wyndham Hotels & Resorts, Inc.	13,602	600,664
	Wynn Resorts, Ltd.	12,566	910,155
*	YETI Holdings, Inc.	1,348	65,904
	Yum! Brands, Inc.	42,484	3,868,168
*	ZAGG, Inc.	171	487
*	Zumiez, Inc.	2,400	55,440
TOTAL CONSUMER DISCRETIONARY			522,599,630
CONSUMER STAPLES — (6.7%)
	Alico, Inc.	496	14,969
	Altria Group, Inc.	253,616	10,436,298
	Andersons, Inc. (The)	3,670	52,187
	Archer-Daniels-Midland Co.	75,911	3,251,268
#	B&G Foods, Inc.	8,042	232,494
*	BJ's Wholesale Club Holdings, Inc.	15,319	613,526
*	Boston Beer Co., Inc. (The), Class A	1,385	1,122,459
	Brown-Forman Corp., Class A	8,944	565,619
#	Brown-Forman Corp., Class B	45,666	3,166,480
	Bunge, Ltd.	19,314	839,000
	Calavo Growers, Inc.	2,564	148,122
*	Cal-Maine Foods, Inc.	4,200	184,569
	Campbell Soup Co.	22,586	1,119,588
	Casey's General Stores, Inc.	5,202	828,106
*	Central Garden & Pet Co.	1,175	44,486
*	Central Garden & Pet Co., Class A	5,929	205,440
	Church & Dwight Co., Inc.	35,040	3,375,403
	Clorox Co. (The)	18,252	4,316,781
	Coca-Cola Co. (The)	567,590	26,812,952
	Coca-Cola Consolidated, Inc.	781	179,286
	Colgate-Palmolive Co.	114,176	8,814,387
	Conagra Brands, Inc.	61,443	2,301,040
	Constellation Brands, Inc., Class A	22,797	4,062,425
	Costco Wholesale Corp.	62,548	20,361,250
	Coty, Inc., Class A	10,611	39,367
*	Darling Ingredients, Inc.	22,623	631,860
*	Edgewell Personal Care Co.	6,678	199,605
	Energizer Holdings, Inc.	8,994	450,869
	Estee Lauder Cos., Inc. (The), Class A	31,577	6,237,721
*	Farmer Bros Co.	1,300	6,474
	Flowers Foods, Inc.	27,221	619,278
#	Fresh Del Monte Produce, Inc.	3,973	89,710
*	Freshpet, Inc.	5,192	498,692
	General Mills, Inc.	85,449	5,406,358
#*	Hain Celestial Group, Inc. (The)	11,223	381,358

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Herbalife Nutrition, Ltd.	14,868	$761,836
	Hershey Co. (The)	20,744	3,016,385
#	Hormel Foods Corp.	40,953	2,082,870
*	Hostess Brands, Inc.	12,730	161,416
	Ingles Markets, Inc., Class A	1,110	44,678
	Ingredion, Inc.	9,295	804,018
	Inter Parfums, Inc.	3,030	123,897
	J&J Snack Foods Corp.	1,991	245,152
	JM Smucker Co. (The)	15,490	1,693,832
	John B. Sanfilippo & Son, Inc.	1,301	114,709
	Kellogg Co.	35,362	2,439,624
	Keurig Dr Pepper, Inc.	33,927	1,037,827
	Kimberly-Clark Corp.	47,910	7,284,236
	Kraft Heinz Co. (The)	74,990	2,578,156
	Kroger Co. (The)	107,037	3,723,817
	Lamb Weston Holdings, Inc.	20,571	1,235,906
	Lancaster Colony Corp.	3,096	490,995
*	Landec Corp.	3,614	34,116
*	Lifeway Foods, Inc.	315	910
#	McCormick & Co., Inc.	607	118,353
	McCormick & Co., Inc. Non-Voting	17,270	3,365,923
	Medifast, Inc.	2,100	350,973
#	MGP Ingredients, Inc.	1,414	51,286
	Molson Coors Beverage Co., Class B	22,047	827,203
	Mondelez International, Inc., Class A	200,305	11,114,925
*	Monster Beverage Corp.	54,934	4,311,220
#*	National Beverage Corp.	1,044	66,973
#	Natura & Co. Holding SA, ADR	22,293	398,822
*	Natural Alternatives International, Inc.	711	4,842
	Nu Skin Enterprises, Inc., Class A	7,059	316,596
	Oil-Dri Corp. of America	641	22,288
	PepsiCo, Inc.	198,284	27,295,776
*	Performance Food Group Co.	15,639	438,205
	Philip Morris International, Inc.	209,357	16,080,711
*	Pilgrim's Pride Corp.	8,488	130,291
*	Post Holdings, Inc.	9,248	820,668
	PriceSmart, Inc.	2,200	143,814
	Procter & Gamble Co. (The)	352,349	46,200,001
#*	Revlon, Inc., Class A	1,909	12,065
#*	Rite Aid Corp.	3,039	46,071
	Rocky Mountain Chocolate Factory, Inc.	466	1,547
	Sanderson Farms, Inc.	2,754	307,057
*	Seneca Foods Corp., Class A	500	19,590
*	Simply Good Foods Co. (The)	8,484	203,955
	SpartanNash Co.	4,621	97,157
	Spectrum Brands Holdings, Inc.	3,341	180,949
*	Sprouts Farmers Market, Inc.	16,207	427,541
	Sysco Corp.	66,505	3,514,789
#	Tootsie Roll Industries, Inc.	2,444	77,475
#*	TreeHouse Foods, Inc.	6,632	290,614
	Tyson Foods, Inc., Class A	40,495	2,488,418
*	United Natural Foods, Inc.	6,000	119,100
	United-Guardian, Inc.	600	8,652
	Universal Corp.	2,600	109,616
*	US Foods Holding Corp.	27,981	568,014
*	USANA Health Sciences, Inc.	1,600	129,888
	Vector Group, Ltd.	13,792	121,645
	Walgreens Boots Alliance, Inc.	101,345	4,125,755
	Walmart, Inc.	199,076	25,760,434

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	WD-40 Co.	1,826	$358,900
	Weis Markets, Inc.	1,930	96,153
TOTAL CONSUMER STAPLES			286,608,062
ENERGY — (2.4%)
	Adams Resources & Energy, Inc.	300	6,351
	Apache Corp.	42,521	652,697
	Archrock, Inc.	17,886	119,121
	Baker Hughes Co.	83,738	1,297,102
*	Bristow Group, Inc.	733	11,735
	Cabot Oil & Gas Corp.	54,841	1,025,527
	Cactus, Inc., Class A	5,066	114,593
#*	Callon Petroleum Co.	1	1
*	ChampionX Corp.	38,111	362,436
*	Cheniere Energy, Inc.	31,220	1,544,766
	Chevron Corp.	259,026	21,742,642
	Cimarex Energy Co.	12,091	295,746
*	CNX Resources Corp.	26,415	254,905
	Concho Resources, Inc.	25,623	1,346,232
	ConocoPhillips	147,558	5,517,194
#*	CONSOL Energy, Inc.	3,000	17,640
#	Continental Resources, Inc.	5,980	103,394
#	Core Laboratories NV	4,453	94,982
	CVR Energy, Inc.	3,746	71,923
	Delek US Holdings, Inc.	10,116	176,828
	Devon Energy Corp.	42,851	449,507
	DHT Holdings, Inc.	6,363	36,142
	Diamondback Energy, Inc.	9,200	366,712
#	DMC Global, Inc.	1,705	50,093
*	Dorian LPG, Ltd.	487	4,159
#*	Dril-Quip, Inc.	4,787	159,359
	EOG Resources, Inc.	79,577	3,728,182
	EQT Corp.	31,015	450,338
	Equitrans Midstream Corp.	22,884	220,831
	Exxon Mobil Corp.	581,078	24,451,762
*	Frank's International NV	4,232	9,649
*	Geospace Technologies Corp.	1,000	7,550
#*	Green Plains, Inc.	3,514	45,436
*	Gulf Island Fabrication, Inc.	1,100	3,256
	Halliburton Co.	114,112	1,635,225
#*	Helix Energy Solutions Group, Inc.	20,738	86,892
	Helmerich & Payne, Inc.	13,367	238,334
	Hess Corp.	37,822	1,861,221
	HollyFrontier Corp.	17,036	468,490
	International Seaways, Inc.	2,164	37,372
	Kinder Morgan, Inc.	280,047	3,948,663
	Marathon Oil Corp.	103,979	570,845
	Marathon Petroleum Corp.	88,458	3,379,096
#*	Matador Resources Co.	15,199	131,927
*	Matrix Service Co.	3,244	28,401
#	Nabors Industries, Ltd.	975	41,350
	NACCO Industries, Inc., Class A	287	6,268
	National Oilwell Varco, Inc.	45,868	527,941
*	Natural Gas Services Group, Inc.	1,600	10,208
*	NexTier Oilfield Solutions, Inc.	11,007	27,738
	Noble Energy, Inc.	64,676	646,113
	Occidental Petroleum Corp.	105,705	1,663,797
#*	Oceaneering International, Inc.	13,659	76,763
*	Oil States International, Inc.	8,123	36,391

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	ONEOK, Inc.	58,148	$1,622,911
	Panhandle Oil and Gas, Inc., Class A	2,000	4,400
*	Par Pacific Holdings, Inc.	5,285	39,162
	Parsley Energy, Inc., Class A	41,199	452,365
#	Patterson-UTI Energy, Inc.	23,025	89,222
	PBF Energy, Inc., Class A	12,196	105,861
#*	PDC Energy, Inc.	12,654	180,446
	Peabody Energy Corp.	6,060	18,907
*	Penn Virginia Corp.	1,500	14,865
	Phillips 66	60,504	3,752,458
	Pioneer Natural Resources Co.	22,684	2,198,533
*	ProPetro Holding Corp.	11,426	61,358
*	Renewable Energy Group, Inc.	5,800	159,964
*	REX American Resources Corp.	400	27,260
#*	RPC, Inc.	7,405	21,993
	Schlumberger, Ltd.	173,431	3,146,038
#	Scorpio Tankers, Inc.	5,675	75,023
*	SEACOR Holdings, Inc.	2,200	63,976
*	SEACOR Marine Holdings, Inc.	2,211	5,439
	SFL Corp., Ltd.	6,400	53,184
#	SM Energy Co.	14,408	42,504
#*	Southwestern Energy Co.	67,154	163,184
*	Talos Energy, Inc.	1,493	10,167
	Targa Resources Corp.	30,953	565,821
	TechnipFMC P.L.C.	52,104	418,395
#*	Tidewater, Inc.	2,855	17,758
	Valero Energy Corp.	55,700	3,132,011
#*	W&T Offshore, Inc.	6,703	15,149
	Williams Cos., Inc. (The)	159,016	3,041,976
	World Fuel Services Corp.	8,836	207,911
*	WPX Energy, Inc.	53,550	319,693
TOTAL ENERGY			100,189,760
FINANCIALS — (10.4%)
	1st Source Corp.	2,189	72,500
	Affiliated Managers Group, Inc.	6,500	447,135
	Aflac, Inc.	94,611	3,365,313
	Alleghany Corp.	1,969	1,028,448
	Allstate Corp. (The)	43,694	4,124,277
	Ally Financial, Inc.	50,951	1,024,115
*	Ambac Financial Group, Inc.	5,480	70,144
	American Equity Investment Life Holding Co.	11,011	280,230
	American Express Co.	96,072	8,965,439
	American Financial Group, Inc.	10,508	638,571
	American International Group, Inc.	118,507	3,808,815
	American National Group, Inc.	1,169	86,097
	American River Bankshares	693	6,805
	Ameriprise Financial, Inc.	17,114	2,629,224
	Ameris Bancorp	6,188	142,788
	AMERISAFE, Inc.	2,573	163,283
	AmeriServ Financial, Inc.	100	287
	Aon P.L.C., Class A	37,216	7,637,468
*	Arch Capital Group, Ltd.	51,658	1,588,483
	Ares Management Corp., Class A	16,466	657,652
	Argo Group International Holdings, Ltd.	4,563	152,906
	Arrow Financial Corp.	1,060	28,938
	Arthur J Gallagher & Co.	24,432	2,626,196
	Artisan Partners Asset Management, Inc., Class A	1,597	57,859
	Associated Banc-Corp	21,145	271,502

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Assurant, Inc.	8,626	$927,036
	Assured Guaranty, Ltd.	15,300	333,999
*	Asta Funding, Inc.	47	610
*	Athene Holding, Ltd., Class A	17,747	572,341
	Atlantic Union Bankshares Corp.	8,455	190,829
#*	Atlanticus Holdings Corp.	1,196	9,771
	Axis Capital Holdings, Ltd.	12,040	483,045
*	Axos Financial, Inc.	7,388	165,565
#	Banc of California, Inc.	5,496	58,917
	BancFirst Corp.	1,856	80,847
*	Bancorp, Inc. (The)	7,159	67,509
	BancorpSouth Bank	11,034	230,942
	Bank of America Corp.	1,095,536	27,256,936
	Bank of Hawaii Corp.	5,506	311,805
	Bank of New York Mellon Corp. (The)	113,252	4,060,084
	Bank of NT Butterfield & Son, Ltd. (The)	6,637	172,761
	Bank OZK	16,396	394,324
	BankUnited, Inc.	6,614	133,206
	Banner Corp.	3,457	122,482
*	Berkshire Hathaway, Inc., Class B	270,127	52,885,464
	Berkshire Hills Bancorp, Inc.	5,968	59,441
	BGC Partners, Inc., Class A	34,233	94,825
	BlackRock, Inc.	17,755	10,209,303
	Blackstone Group, Inc. (The), Class A	81,522	4,343,492
*	Blucora, Inc.	5,747	67,757
	BOK Financial Corp.	3,544	197,401
	Boston Private Financial Holdings, Inc.	6,705	39,459
	Bridge Bancorp, Inc.	439	7,942
*	Brighthouse Financial, Inc.	1,014	28,737
*	BrightSphere Investment Group P.L.C.	4,335	58,262
	Brookline Bancorp, Inc.	9,168	87,967
	Brown & Brown, Inc.	34,636	1,574,899
	Bryn Mawr Bank Corp.	2,727	71,011
	Cadence BanCorp	17,574	137,253
»	Calamos Asset Management, Inc., Class A	1,676	0
	Camden National Corp.	900	28,521
*	Cannae Holdings, Inc.	8,442	318,095
#	Capital City Bank Group, Inc.	1,069	20,129
	Capital One Financial Corp.	62,251	3,971,614
	Capitol Federal Financial, Inc.	17,910	172,832
	Cathay General Bancorp	10,064	243,348
	Cboe Global Markets, Inc.	15,097	1,324,007
	Central Pacific Financial Corp.	4,331	67,390
	Charles Schwab Corp. (The)	157,643	5,225,865
	Chubb, Ltd.	62,000	7,888,880
	Cincinnati Financial Corp.	20,767	1,618,372
	CIT Group, Inc.	13,727	260,401
	Citigroup, Inc.	292,676	14,636,727
	Citizens Community Bancorp, Inc.	600	3,972
	Citizens Financial Group, Inc.	58,170	1,443,198
#*	Citizens, Inc.	4,015	23,046
	City Holding Co.	2,057	128,480
	CME Group, Inc.	49,592	8,241,199
	CNA Financial Corp.	4,268	142,124
	CNB Financial Corp.	280	4,572
	CNO Financial Group, Inc.	21,200	320,120
	Cohen & Steers, Inc.	3,355	201,904
	Columbia Banking System, Inc.	9,823	284,179
*	Columbia Financial, Inc.	4,380	52,691

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Comerica, Inc.	19,100	$735,732
	Commerce Bancshares, Inc.	15,536	889,591
	Community Bank System, Inc.	7,087	398,502
	Community Trust Bancorp, Inc.	1,749	53,537
	ConnectOne Bancorp, Inc.	3,250	44,818
#*	Consumer Portfolio Services, Inc.	1,025	3,352
	Cowen, Inc., Class A	4,021	66,226
#	Crawford & Co., Class A	3,717	27,246
	Crawford & Co., Class B	1,800	11,970
#*	Credit Acceptance Corp.	1,359	635,930
#	Cullen/Frost Bankers, Inc.	7,481	539,081
*	Customers Bancorp, Inc.	2,950	34,958
	CVB Financial Corp.	13,135	237,349
	Diamond Hill Investment Group, Inc.	388	44,244
	Dime Community Bancshares, Inc.	5,980	70,235
	Discover Financial Services	43,979	2,173,882
	Donegal Group, Inc., Class A	1,374	19,209
*	Donnelley Financial Solutions, Inc.	3,693	31,944
	E*TRADE Financial Corp.	34,791	1,766,339
	Eagle Bancorp, Inc.	4,273	128,532
	East West Bancorp, Inc.	18,946	656,668
	Eaton Vance Corp.	15,676	566,531
*	eHealth, Inc.	3,115	215,371
	Employers Holdings, Inc.	3,900	126,828
#*	Encore Capital Group, Inc.	2,794	102,065
*	Enova International, Inc.	4,161	66,950
*	Enstar Group, Ltd.	1,377	231,267
	Enterprise Financial Services Corp.	3,420	99,385
	Equitable Holdings, Inc.	12,427	254,256
	Erie Indemnity Co., Class A	3,717	781,016
	ESSA Bancorp, Inc.	707	8,908
	Essent Group, Ltd.	11,696	419,068
	Evercore, Inc., Class A	5,480	303,044
	Everest Re Group, Ltd.	5,600	1,225,224
	FactSet Research Systems, Inc.	5,421	1,877,292
#	FB Financial Corp.	2,295	58,316
	FBL Financial Group, Inc., Class A	2,100	73,038
	Federal Agricultural Mortgage Corp., Class C	1,266	75,340
	Federated Hermes, Inc., Class B	12,401	326,890
	FedNat Holding Co.	1,029	9,631
	Fidelity National Financial, Inc.	34,550	1,118,038
	Fifth Third Bancorp	96,778	1,922,011
	Financial Institutions, Inc.	1,243	18,359
	First American Financial Corp.	15,828	807,386
	First Bancorp	2,600	53,716
	First BanCorp	30,017	163,292
	First Busey Corp.	4,518	77,258
	First Citizens BancShares, Inc., Class A	716	304,923
	First Commonwealth Financial Corp.	13,503	106,269
	First Community Bancshares, Inc.	1,700	33,252
	First Financial Bancorp	10,146	141,182
#	First Financial Bankshares, Inc.	18,270	546,638
	First Financial Corp.	1,135	37,943
#	First Hawaiian, Inc.	10,300	179,014
	First Horizon National Corp.	76,127	705,697
	First Interstate BancSystem, Inc., Class A	3,727	108,493
	First Merchants Corp.	6,618	161,678
	First Midwest Bancorp, Inc.	13,632	165,424
	First Republic Bank	23,012	2,588,390

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FirstCash, Inc.	6,034	$347,800
	Flagstar Bancorp, Inc.	3,528	110,709
	Flushing Financial Corp.	3,544	39,268
	FNB Corp.	17,619	130,557
#	Franklin Resources, Inc.	42,000	884,100
	Fulton Financial Corp.	20,459	198,452
	GAMCO Investors, Inc., Class A	467	5,506
*	Genworth Financial, Inc., Class A	57,056	116,394
	German American Bancorp, Inc.	2,097	59,639
	Glacier Bancorp, Inc.	11,940	421,601
	Global Indemnity, Ltd.	1,192	27,237
	Globe Life, Inc	14,850	1,182,060
	Goldman Sachs Group, Inc. (The)	44,542	8,817,534
#*	Goosehead Insurance, Inc., Class A	1,900	196,327
	Great Southern Bancorp, Inc.	1,100	39,677
	Great Western Bancorp, Inc.	7,415	96,395
*	Green Dot Corp., Class A	6,227	315,647
#*	Greenlight Capital Re, Ltd., Class A	2,682	17,326
*	Hallmark Financial Services, Inc.	1,034	2,937
	Hamilton Lane, Inc., Class A	2,969	214,481
	Hancock Whitney Corp.	12,041	229,501
	Hanmi Financial Corp.	4,213	38,886
	Hanover Insurance Group, Inc. (The)	5,229	532,731
	Hartford Financial Services Group, Inc. (The)	49,236	2,083,668
#	HCI Group, Inc.	1,104	49,260
	Heartland Financial USA, Inc.	4,337	135,488
	Heritage Commerce Corp.	6,041	40,958
	Heritage Financial Corp.	2,982	56,405
	Hilltop Holdings, Inc.	10,020	195,089
	Home BancShares, Inc.	20,650	337,214
	HomeStreet, Inc.	2,186	57,798
	HomeTrust Bancshares, Inc.	1,062	15,314
	Hope Bancorp, Inc.	15,457	130,303
	Horace Mann Educators Corp.	5,682	213,530
	Horizon Bancorp, Inc.	2,741	27,712
	Houlihan Lokey, Inc.	5,896	323,101
	Huntington Bancshares, Inc.	139,549	1,293,619
	Independence Holding Co.	2,640	87,278
	Independent Bank Corp.	4,532	292,405
#	Independent Bank Group, Inc.	3,987	175,149
	Interactive Brokers Group, Inc., Class A	9,172	454,931
	Intercontinental Exchange, Inc.	76,149	7,369,700
	International Bancshares Corp.	7,505	228,302
#	Invesco, Ltd.	48,960	491,558
	Investors Bancorp, Inc.	32,700	265,524
	James River Group Holdings, Ltd.	4,178	193,525
	Janus Henderson Group P.L.C.	8,677	181,263
	Jefferies Financial Group, Inc.	13,895	225,099
	JPMorgan Chase & Co.	426,011	41,169,703
	Kearny Financial Corp.	10,367	83,351
	Kemper Corp.	7,586	595,653
	KeyCorp	131,992	1,585,224
	Kinsale Capital Group, Inc.	3,185	620,756
	KKR & Co., Inc., Class A	53,562	1,894,488
	Lakeland Bancorp, Inc.	3,852	39,213
	Lakeland Financial Corp.	3,274	144,907
	Lazard, Ltd., Class A	3,022	88,605
	Legg Mason, Inc.	13,474	673,565
#*	LendingClub Corp.	5,527	28,851

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	LendingTree, Inc.	1,121	$388,191
	Lincoln National Corp.	26,587	990,897
#	Live Oak Bancshares, Inc.	1,853	31,520
	Loews Corp.	34,851	1,268,925
	LPL Financial Holdings, Inc.	12,308	972,578
	M&T Bank Corp.	17,650	1,870,017
	Macatawa Bank Corp.	886	6,379
*	Markel Corp.	1,896	1,980,448
	MarketAxess Holdings, Inc.	5,027	2,597,451
	Marlin Business Services Corp.	1,200	8,808
	Marsh & McLennan Cos., Inc.	69,886	8,148,708
#*	MBIA, Inc.	14,600	116,946
	Mercantile Bank Corp.	285	6,068
	Mercury General Corp.	3,136	134,566
	Meridian Bancorp, Inc.	4,269	48,688
	Meta Financial Group, Inc.	3,312	61,802
	MetLife, Inc.	106,146	4,017,626
	MGIC Investment Corp.	15,500	128,185
#	Moelis & Co., Class A	5,879	175,135
	Moody's Corp.	23,771	6,686,782
	Morgan Stanley	156,407	7,645,174
	Morningstar, Inc.	3,131	526,133
*	Mr Cooper Group, Inc.	5,755	93,979
	MSCI, Inc.	11,679	4,391,070
	Nasdaq, Inc.	15,231	1,999,983
	National Bank Holdings Corp., Class A	4,119	114,426
	National General Holdings Corp.	7,887	268,079
	National Western Life Group, Inc., Class A	328	63,891
#	Navient Corp.	24,123	192,019
	NBT Bancorp, Inc.	5,284	157,410
	Nelnet, Inc., Class A	3,140	182,120
	New York Community Bancorp, Inc.	64,046	674,404
»	NewStar Financial, Inc.	3,834	390
*	NMI Holdings, Inc., Class A	9,277	143,979
	Northern Trust Corp.	27,055	2,119,759
	Northfield Bancorp, Inc.	5,064	48,665
	Northrim BanCorp, Inc.	600	13,812
	Northwest Bancshares, Inc.	13,916	137,073
	OceanFirst Financial Corp.	5,616	86,037
	OFG Bancorp	7,064	92,397
	Old National Bancorp	20,761	290,446
	Old Republic International Corp.	35,057	563,366
	OneMain Holdings, Inc.	9,240	265,188
	Oppenheimer Holdings, Inc., Class A	765	16,210
*	Pacific Mercantile Bancorp	1,425	5,287
	Pacific Premier Bancorp, Inc.	7,195	151,167
	PacWest Bancorp	15,683	286,607
	Park National Corp.	1,287	110,373
#	Patriot National Bancorp, Inc.	20	118
	Peapack-Gladstone Financial Corp.	1,562	25,429
	Pennymac Financial Services, Inc.	6,634	320,157
	Peoples Bancorp, Inc.	1,197	24,024
	People's United Financial, Inc.	56,140	605,751
	Pinnacle Financial Partners, Inc.	10,246	405,947
	Piper Sandler Cos.	1,704	105,495
	PJT Partners, Inc., Class A	2,689	143,942
	PNC Financial Services Group, Inc. (The)	59,674	6,365,426
	Popular, Inc.	11,794	437,675
#*	PRA Group, Inc.	5,700	225,492

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Preferred Bank	1,290	$48,053
	Premier Financial Corp.	3,297	58,291
	Primerica, Inc.	6,182	739,738
	Principal Financial Group, Inc.	36,340	1,541,906
	ProAssurance Corp.	6,800	99,960
	Progressive Corp. (The)	80,974	7,315,191
	Prosperity Bancshares, Inc.	12,750	708,390
	Protective Insurance Corp., Class B	562	7,194
	Provident Financial Services, Inc.	8,616	117,608
	Prudential Financial, Inc.	54,028	3,423,754
	Pzena Investment Management, Inc., Class A	566	2,966
	Radian Group, Inc.	18,341	273,648
	Raymond James Financial, Inc.	16,969	1,179,006
*	Regional Management Corp.	133	2,020
	Regions Financial Corp.	137,240	1,490,426
	Reinsurance Group of America, Inc.	8,590	732,297
	RenaissanceRe Holdings, Ltd.	5,405	974,954
	Renasant Corp.	3,995	92,804
	Republic Bancorp, Inc., Class A	805	24,327
*	Republic First Bancorp, Inc.	500	1,165
	Riverview Bancorp, Inc.	1,205	5,880
	RLI Corp.	6,014	530,014
	S&P Global, Inc.	33,694	11,801,323
	S&T Bancorp, Inc.	5,130	110,295
	Safeguard Scientifics, Inc.	1,767	10,054
	Safety Insurance Group, Inc.	1,800	136,206
	Sandy Spring Bancorp, Inc.	5,289	122,282
	Santander Consumer USA Holdings, Inc.	11,046	202,805
*	Seacoast Banking Corp. of Florida	2,685	50,693
	SEI Investments Co.	18,309	958,110
	Selective Insurance Group, Inc.	8,098	440,045
	ServisFirst Bancshares, Inc.	5,118	187,268
	Sierra Bancorp	240	4,219
	Signature Bank	6,794	696,589
	Simmons First National Corp., Class A	11,400	189,126
	SLM Corp.	53,247	360,482
	South State Corp.	3,226	153,751
	Southside Bancshares, Inc.	3,294	91,244
	State Auto Financial Corp.	1,800	27,918
	State Street Corp.	49,514	3,158,498
	Sterling Bancorp	15,708	176,715
	Stewart Information Services Corp.	2,494	104,623
	Stifel Financial Corp.	8,789	426,091
	Stock Yards Bancorp, Inc.	2,599	101,595
*	StoneX Group, Inc.	2,928	153,661
*	SVB Financial Group	6,992	1,568,096
	Synchrony Financial	58,468	1,293,897
	Synovus Financial Corp.	20,546	414,002
	T Rowe Price Group, Inc.	32,276	4,457,316
	TCF Financial Corp.	769	21,140
	TD Ameritrade Holding Corp.	37,214	1,335,610
	Territorial Bancorp, Inc.	840	18,455
*	Texas Capital Bancshares, Inc.	5,603	186,132
	TFS Financial Corp.	9,945	144,004
*	Third Point Reinsurance, Ltd.	3,922	30,552
	Tompkins Financial Corp.	1,215	78,404
	Towne Bank	7,933	139,938
	Travelers Cos., Inc. (The)	35,582	4,071,292
	TriCo Bancshares	1,628	45,584

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Bancorp, Inc.	3,150	$82,530
	Truist Financial Corp.	183,040	6,856,678
	TrustCo Bank Corp. NY	7,300	42,267
	Trustmark Corp.	8,290	186,691
	U.S. Bancorp.	186,529	6,871,728
	UMB Financial Corp.	4,774	237,745
	Umpqua Holdings Corp.	24,579	266,682
	United Bankshares, Inc.	14,099	371,086
	United Community Banks, Inc.	10,398	186,436
	United Fire Group, Inc.	2,765	70,148
	United Security Bancshares	1,875	11,738
	Universal Insurance Holdings, Inc.	4,236	74,172
	Univest Financial Corp.	2,249	34,387
	Unum Group	27,989	482,250
	Valley National Bancorp	46,678	348,685
	Value Line, Inc.	135	3,328
	Veritex Holdings, Inc.	3,049	50,979
	Virtu Financial, Inc., Class A	6,550	162,440
	Virtus Investment Partners, Inc.	750	101,940
	Voya Financial, Inc.	19,581	967,301
#	Waddell & Reed Financial, Inc., Class A	8,578	125,153
	Walker & Dunlop, Inc.	4,060	204,665
	Washington Federal, Inc.	11,396	265,983
	Washington Trust Bancorp, Inc.	1,700	56,678
	Waterstone Financial, Inc.	1,767	27,000
	Webster Financial Corp.	12,407	338,339
	Wells Fargo & Co.	538,484	13,063,622
	WesBanco, Inc.	5,168	102,481
	West BanCorp, Inc.	2,033	33,362
	Westamerica BanCorp	3,200	193,152
	Western Alliance Bancorp	11,266	405,013
	Westwood Holdings Group, Inc.	700	7,952
	White Mountains Insurance Group, Ltd.	483	425,103
	Willis Towers Watson P.L.C.	16,990	3,568,070
	Wintrust Financial Corp.	7,273	311,284
	WisdomTree Investments, Inc.	6,819	24,548
#*	World Acceptance Corp.	100	7,430
	WR Berkley Corp.	20,598	1,271,926
	WSFS Financial Corp.	7,001	199,739
	Zions Bancorp NA	25,393	824,511
TOTAL FINANCIALS			443,075,814
HEALTH CARE — (14.5%)
	Abbott Laboratories	246,560	24,813,798
	AbbVie, Inc.	243,277	23,089,420
*	ABIOMED, Inc.	6,286	1,885,423
*	Acadia Healthcare Co., Inc.	10,430	310,918
#*	ACADIA Pharmaceuticals, Inc.	15,855	659,092
*	Acceleron Pharma, Inc.	6,187	613,565
#*	Accuray, Inc.	125	279
#»	Achillion Pharmaceuticals, Inc.	1,800	828
*	Addus HomeCare Corp.	2,000	192,820
*	Adverum Biotechnologies, Inc.	9,518	159,617
	Agilent Technologies, Inc.	43,562	4,196,327
*	Akebia Therapeutics, Inc.	9,700	108,349
*	Alexion Pharmaceuticals, Inc.	30,385	3,114,159
*	Align Technology, Inc.	10,219	3,002,547
*	Alkermes P.L.C.	18,500	333,185
*	Allscripts Healthcare Solutions, Inc.	21,926	197,334

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Alnylam Pharmaceuticals, Inc.	16,015	$2,334,346
#*	AMAG Pharmaceuticals, Inc.	3,868	36,959
*	Amedisys, Inc.	4,867	1,139,657
	AmerisourceBergen Corp.	22,133	2,217,505
	Amgen, Inc.	81,839	20,023,548
*	Amicus Therapeutics, Inc.	22,325	322,596
*	AMN Healthcare Services, Inc.	6,328	347,660
*	Amphastar Pharmaceuticals, Inc.	2,755	55,155
#*	AnaptysBio, Inc.	2,444	43,894
*	AngioDynamics, Inc.	4,511	37,261
*	ANI Pharmaceuticals, Inc.	786	23,273
*	Anika Therapeutics, Inc.	1,888	68,723
	Anthem, Inc.	35,221	9,643,510
*	Ardelyx, Inc.	1,511	8,537
*	Arena Pharmaceuticals, Inc.	8,044	493,821
#*	Arrowhead Pharmaceuticals, Inc.	10,653	458,825
*	Atara Biotherapeutics, Inc.	5,420	67,154
*	AtriCure, Inc.	4,507	183,931
	Atrion Corp.	200	124,020
*	Avanos Medical, Inc.	5,003	153,442
	Baxter International, Inc.	68,835	5,945,967
	Becton Dickinson and Co.	37,778	10,628,463
*	BioDelivery Sciences International, Inc.	4,425	18,541
*	Biogen, Inc.	22,336	6,135,476
*	BioMarin Pharmaceutical, Inc.	24,695	2,958,708
*	Bio-Rad Laboratories, Inc., Class A	3,113	1,633,983
*	BioSpecifics Technologies Corp.	324	20,302
	Bio-Techne Corp.	5,489	1,510,353
*	BioTelemetry, Inc.	4,698	199,947
#*	Bluebird Bio, Inc.	6,932	420,772
*	Boston Scientific Corp.	196,577	7,581,975
	Bristol-Myers Squibb Co.	311,076	18,247,718
*	Brookdale Senior Living, Inc.	27,158	75,228
	Bruker Corp.	15,066	672,245
#	Cantel Medical Corp.	601	28,397
#*	Capital Senior Living Corp.	3,849	2,494
	Cardinal Health, Inc.	40,513	2,212,820
*	Cardiovascular Systems, Inc.	5,513	168,036
#*	CareDx, Inc.	2,892	96,448
*	Catalent, Inc.	21,210	1,852,481
*	Centene Corp.	78,710	5,135,828
	Cerner Corp.	41,195	2,860,993
*	Change Healthcare, Inc.	43,238	504,155
*	Charles River Laboratories International, Inc.	7,143	1,421,386
	Chemed Corp.	2,300	1,132,037
*	Cigna Corp.	50,769	8,767,299
*	Community Health Systems, Inc.	12,349	61,498
	Computer Programs and Systems, Inc.	1,145	28,259
#*	Concert Pharmaceuticals, Inc.	2,800	25,956
	CONMED Corp.	3,600	297,144
	Cooper Cos., Inc. (The)	6,772	1,916,002
#*	Corcept Therapeutics, Inc.	14,598	218,240
*	CorVel Corp.	1,800	143,082
#*	Covetrus, Inc.	8,196	181,623
*	Cross Country Healthcare, Inc.	4,897	31,757
*	CryoLife, Inc.	4,361	84,647
#*	Cumberland Pharmaceuticals, Inc.	1,258	4,189
*	Cutera, Inc.	1,500	21,345
	CVS Health Corp.	179,614	11,304,905

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Danaher Corp.	81,280	$16,564,864
*	DaVita, Inc.	12,415	1,084,947
*	Deciphera Pharmaceuticals, Inc.	2,246	104,147
*	Denali Therapeutics, Inc.	8,820	206,564
	DENTSPLY SIRONA, Inc.	30,144	1,344,422
*	DexCom, Inc.	13,074	5,694,250
*	Eagle Pharmaceuticals, Inc.	1,601	74,270
*	Edwards Lifesciences Corp.	87,541	6,864,090
*	Elanco Animal Health, Inc.	59,718	1,411,136
	Eli Lilly and Co.	124,001	18,636,110
*	Emergent BioSolutions, Inc.	6,931	771,004
*	Enanta Pharmaceuticals, Inc.	1,869	85,694
	Encompass Health Corp.	14,301	973,612
#*	Endo International P.L.C.	13,211	45,974
	Ensign Group, Inc. (The)	7,015	322,620
	Envista Holdings Corp.	23,184	507,034
#*	Enzo Biochem, Inc.	3,718	8,849
#*	Epizyme, Inc.	10,206	141,251
#*	Evolent Health, Inc., Class A	7,826	91,173
#*	Exact Sciences Corp.	18,666	1,768,604
*	Exelixis, Inc.	39,633	915,126
#*	FibroGen, Inc.	11,035	446,586
*	Fluidigm Corp.	5,000	35,200
#*	G1 Therapeutics, Inc.	1,524	22,357
	Gilead Sciences, Inc.	172,592	12,000,322
*	Global Blood Therapeutics, Inc.	7,535	508,462
*	Globus Medical, Inc., Class A	11,357	547,180
*	Guardant Health, Inc.	5,322	453,328
*	Haemonetics Corp.	7,032	616,425
*	Hanger, Inc.	3,139	54,807
#*	Harvard Bioscience, Inc.	4,139	12,872
	HCA Healthcare, Inc.	37,570	4,757,865
*	HealthStream, Inc.	2,809	61,672
*	Henry Schein, Inc.	19,692	1,353,431
	Hill-Rom Holdings, Inc.	9,786	951,395
*	HMS Holdings Corp.	13,020	423,150
*	Hologic, Inc.	36,919	2,576,208
*	Horizon Therapeutics P.L.C.	22,573	1,381,242
	Humana, Inc.	18,473	7,249,729
#*	ICU Medical, Inc.	2,432	446,831
*	IDEXX Laboratories, Inc.	12,323	4,901,473
*	Illumina, Inc.	20,622	7,880,904
*	Immunomedics, Inc.	7,541	318,456
*	Incyte Corp.	24,925	2,461,593
#*	Innoviva, Inc.	9,191	124,492
*	Inogen, Inc.	2,436	74,785
*	Inovalon Holdings, Inc., Class A	8,419	198,099
#*	Insmed, Inc.	6,543	170,903
*	Insulet Corp.	9,356	1,902,636
*	Integer Holdings Corp.	5,040	331,481
*	Integra LifeSciences Holdings Corp.	9,923	473,823
#*	Intellia Therapeutics, Inc.	1,500	26,715
#*	Intra-Cellular Therapies, Inc.	7,505	148,787
#*	IntriCon Corp.	800	8,640
*	Intuitive Surgical, Inc.	16,218	11,116,466
#*	Ionis Pharmaceuticals, Inc.	17,930	1,032,051
*	IQVIA Holdings, Inc.	21,731	3,441,973
*	Ironwood Pharmaceuticals, Inc.	19,352	177,458
*	Jazz Pharmaceuticals P.L.C.	7,616	824,432

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Johnson & Johnson	366,567	$53,430,806
*	Laboratory Corp. of America Holdings	14,042	2,708,983
#	LeMaitre Vascular, Inc.	2,283	66,960
*	LHC Group, Inc.	4,672	911,554
#*	Ligand Pharmaceuticals, Inc.	2,138	250,531
*	LivaNova P.L.C.	6,254	291,061
	Luminex Corp.	5,316	193,502
*	MacroGenics, Inc.	2,287	58,090
#*	Madrigal Pharmaceuticals, Inc.	502	51,510
*	Magellan Health, Inc.	2,600	192,842
*	Masimo Corp.	7,494	1,649,579
	McKesson Corp.	21,778	3,270,185
*»	MedCath Corp.	1,565	0
#*	MEDNAX, Inc.	13,100	261,738
#*	Medpace Holdings, Inc.	3,665	437,418
	Medtronic P.L.C.	187,434	18,083,632
	Merck & Co., Inc.	351,125	28,174,270
*	Merit Medical Systems, Inc.	7,199	321,939
#	Mesa Laboratories, Inc.	780	184,813
*	Mettler-Toledo International, Inc.	3,400	3,179,000
*	Molina Healthcare, Inc.	8,093	1,494,777
*	Momenta Pharmaceuticals, Inc.	8,447	249,102
*	Mylan NV	55,136	888,241
*	MyoKardia, Inc.	261	23,524
#*	Myriad Genetics, Inc.	9,000	108,630
	National HealthCare Corp.	1,000	59,320
	National Research Corp.	700	40,033
*	Natus Medical, Inc.	4,206	78,147
#*	Nektar Therapeutics	18,655	413,395
*	Neogen Corp.	6,541	502,153
#*	NeoGenomics, Inc.	15,122	578,114
#*	Neurocrine Biosciences, Inc.	12,846	1,546,145
*	NextGen Healthcare, Inc.	6,093	89,080
#*	Novavax, Inc.	866	123,925
*	Novocure, Ltd.	11,747	890,305
#*	NuVasive, Inc.	7,117	406,665
*	Omnicell, Inc.	5,851	411,267
*	OraSure Technologies, Inc.	4,876	88,499
*	Orthofix Medical, Inc.	2,510	77,082
	Owens & Minor, Inc.	6,767	108,813
#*	Pacira BioSciences, Inc.	6,544	344,280
	Patterson Cos., Inc.	10,936	290,460
*	PDL BioPharma, Inc.	14,616	46,479
*	Pennant Group, Inc.	3,134	78,538
#*	Penumbra, Inc.	4,797	1,064,502
	PerkinElmer, Inc.	16,170	1,922,775
	Perrigo Co. P.L.C.	16,359	867,354
#*	PetIQ, Inc.	3,789	138,261
	Pfizer, Inc.	775,857	29,854,977
*	PRA Health Sciences, Inc.	7,948	846,939
*	Premier, Inc., Class A	9,849	344,420
#*	Prestige Consumer Healthcare, Inc.	6,906	256,834
*	Providence Service Corp. (The)	1,602	129,778
	Quest Diagnostics, Inc.	17,526	2,227,029
*	Quidel Corp.	5,538	1,564,319
*	R1 RCM, Inc.	12,353	168,866
*	RadNet, Inc.	1,992	31,653
*	Regeneron Pharmaceuticals, Inc.	11,305	7,145,551
*	REGENXBIO, Inc.	3,356	111,084

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Repligen Corp.	5,838	$881,013
	ResMed, Inc.	20,050	4,060,326
*	Retrophin, Inc.	4,172	82,939
#*	Revance Therapeutics, Inc.	2,727	64,030
#*	Rocket Pharmaceuticals, Inc.	687	16,165
#*	Sage Therapeutics, Inc.	6,393	291,329
#*	Sangamo Therapeutics, Inc.	14,055	152,216
#*	Sarepta Therapeutics, Inc.	10,848	1,665,385
*	SeaSpine Holdings Corp.	866	8,114
*	Seattle Genetics, Inc.	16,967	2,821,103
*	Select Medical Holdings Corp.	14,748	280,802
*	Spectrum Pharmaceuticals, Inc.	10,623	31,763
*	STAAR Surgical Co.	6,533	380,155
	STERIS P.L.C.	11,989	1,913,804
	Stryker Corp.	46,708	9,028,656
*	Supernus Pharmaceuticals, Inc.	7,081	157,658
*	Surgalign Holdings, Inc.	5,843	16,419
*	Surmodics, Inc.	1,400	66,206
*	Syneos Health, Inc.	9,745	607,991
#*	Tactile Systems Technology, Inc.	1,413	57,905
*	Tandem Diabetes Care, Inc.	1,026	107,176
*	Taro Pharmaceutical Industries, Ltd.	923	60,004
#*	Teladoc Health, Inc.	9,988	2,373,448
	Teleflex, Inc.	6,387	2,382,990
*	Tenet Healthcare Corp.	13,193	348,823
	Thermo Fisher Scientific, Inc.	55,518	22,981,676
#*	Triple-S Management Corp., Class B	2,641	51,394
*	United Therapeutics Corp.	5,524	615,760
	UnitedHealth Group, Inc.	132,866	40,229,168
	Universal Health Services, Inc., Class B	10,687	1,174,501
#	US Physical Therapy, Inc.	1,602	133,062
	Utah Medical Products, Inc.	276	22,494
#*	Varex Imaging Corp.	4,622	72,473
*	Varian Medical Systems, Inc.	12,464	1,778,862
*	Veeva Systems, Inc., Class A	19,050	5,040,059
#*	Vericel Corp.	2,018	33,277
*	Vertex Pharmaceuticals, Inc.	37,127	10,098,544
#*	Vocera Communications, Inc.	2,138	65,786
*	Waters Corp.	8,611	1,835,435
	West Pharmaceutical Services, Inc.	10,103	2,716,394
#*	Wright Medical Group NV	14,322	429,946
*	Xencor, Inc.	5,879	176,899
	Zimmer Biomet Holdings, Inc.	27,872	3,758,818
	Zoetis, Inc.	66,278	10,053,047
#*	Zogenix, Inc.	3,236	76,984
TOTAL HEALTH CARE			620,672,875
INDUSTRIALS — (8.6%)
	3M Co.	78,333	11,786,767
#	AAON, Inc.	7,351	435,547
	AAR Corp.	3,583	61,699
	ABM Industries, Inc.	8,770	314,843
	ACCO Brands Corp.	8,820	57,506
	Acme United Corp.	400	8,668
	Acuity Brands, Inc.	5,496	544,654
#*	Advanced Disposal Services, Inc.	6,342	191,275
	Advanced Drainage Systems, Inc.	7,190	352,310
*	AECOM	22,340	808,485
*	Aegion Corp.	4,222	65,103

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Aerojet Rocketdyne Holdings, Inc.	11,251	$464,104
*	Aerovironment, Inc.	2,727	208,752
	AGCO Corp.	8,730	572,950
	Air Lease Corp.	11,973	313,932
*	Air Transport Services Group, Inc.	8,719	212,482
	Alamo Group, Inc.	1,990	205,189
	Alaska Air Group, Inc.	16,707	575,389
	Albany International Corp., Class A	4,033	193,907
#	Allegiant Travel Co.	1,647	184,513
	Allegion P.L.C.	12,795	1,272,591
	Allison Transmission Holdings, Inc.	17,396	649,915
	Altra Industrial Motion Corp.	5,270	180,392
	AMERCO	1,054	334,887
*	Ameresco, Inc., Class A	1,700	47,056
#	American Airlines Group, Inc.	26,419	293,779
*	American Woodmark Corp.	1,498	120,769
	AMETEK, Inc.	33,042	3,081,166
	AO Smith Corp.	18,589	894,874
	Apogee Enterprises, Inc.	3,000	64,770
	Applied Industrial Technologies, Inc.	4,882	308,152
	ARC Document Solutions, Inc.	3,000	2,942
	ArcBest Corp.	3,000	91,170
	Arcosa, Inc.	6,333	267,379
	Argan, Inc.	1,347	57,786
*	Armstrong Flooring, Inc.	2,523	7,493
	Armstrong World Industries, Inc.	7,082	504,522
*	ASGN, Inc.	5,785	396,041
	Astec Industries, Inc.	2,360	104,996
*	Astronics Corp.	1,186	10,318
#*	Astronics Corp., Class B	2,338	20,165
*	Atkore International Group, Inc.	6,493	173,168
*	Atlas Air Worldwide Holdings, Inc.	3,609	187,957
*	Avis Budget Group, Inc.	10,677	276,534
*	Axon Enterprise, Inc.	8,025	667,118
	AZZ, Inc.	2,800	88,424
	Barnes Group, Inc.	6,594	243,121
	Barrett Business Services, Inc.	825	43,461
*	Beacon Roofing Supply, Inc.	7,578	236,130
*	BMC Stock Holdings, Inc.	7,729	197,862
	Boeing Co. (The)	75,185	11,879,230
	Brady Corp., Class A	6,680	307,080
	Brink's Co. (The)	6,947	308,099
*	Builders FirstSource, Inc.	15,878	376,150
	BWX Technologies, Inc.	12,816	698,728
*	CAI International, Inc.	1,400	24,094
	Carlisle Cos., Inc.	8,398	1,000,034
	Carrier Global Corp.	115,109	3,135,569
*	Casella Waste Systems, Inc., Class A	7,922	438,958
	Caterpillar, Inc.	75,504	10,032,972
*	CBIZ, Inc.	5,600	135,408
*	CECO Environmental Corp.	1,246	8,348
#	CH Robinson Worldwide, Inc.	18,522	1,735,882
*	Chart Industries, Inc.	3,701	253,630
#*	Cimpress P.L.C.	3,505	350,500
	Cintas Corp.	12,331	3,722,359
*	CIRCOR International, Inc.	1,580	41,428
*	Clean Harbors, Inc.	7,136	425,306
*	Colfax Corp.	6,482	188,497
	Columbus McKinnon Corp.	2,000	66,260

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	4,929	$245,021
*	Commercial Vehicle Group, Inc.	1,374	3,215
	Copa Holdings SA, Class A	4,320	179,021
*	Copart, Inc.	29,306	2,732,784
	CoreLogic, Inc.	11,749	800,812
*	CoStar Group, Inc.	5,234	4,447,644
	Covanta Holding Corp.	6,577	64,718
*	Covenant Logistics Group, Inc.	779	13,126
#*	CPI Aerostructures, Inc.	541	1,769
	CRA International, Inc.	1,072	44,777
	Crane Co.	5,850	330,934
	CSW Industrials, Inc.	1,519	101,454
	CSX Corp.	104,822	7,478,001
#	Cubic Corp.	4,150	174,300
	Cummins, Inc.	19,428	3,754,655
	Curtiss-Wright Corp.	5,700	507,984
	Deere & Co.	41,371	7,294,121
	Delta Air Lines, Inc.	83,105	2,075,132
	Deluxe Corp.	5,100	143,973
	Donaldson Co., Inc.	17,602	850,881
	Douglas Dynamics, Inc.	3,141	111,034
	Dover Corp.	19,891	2,047,381
*	Ducommun, Inc.	1,100	39,545
*	DXP Enterprises, Inc.	1,275	21,522
#*	Dycom Industries, Inc.	3,988	170,806
	Eastern Co. (The)	600	9,786
	Eaton Corp. P.L.C.	55,788	5,195,536
*	Echo Global Logistics, Inc.	2,925	73,315
	EMCOR Group, Inc.	8,359	572,591
	Emerson Electric Co.	84,163	5,218,948
	Encore Wire Corp.	3,200	160,608
#	Enerpac Tool Group Corp.	7,200	136,080
	EnerSys	5,842	392,933
	Ennis, Inc.	2,716	46,987
	EnPro Industries, Inc.	3,009	143,620
	Equifax, Inc.	17,466	2,839,273
	ESCO Technologies, Inc.	4,375	375,987
*	Evoqua Water Technologies Corp.	8,192	157,532
	Expeditors International of Washington, Inc.	23,436	1,980,576
	Exponent, Inc.	7,325	615,739
	Fastenal Co.	81,809	3,848,295
	Federal Signal Corp.	8,821	272,657
	FedEx Corp.	34,241	5,766,184
	Flowserve Corp.	13,500	376,245
#	Fluor Corp.	16,171	164,782
*	Forrester Research, Inc.	1,137	39,920
	Fortive Corp.	41,017	2,878,983
	Fortune Brands Home & Security, Inc.	19,232	1,471,248
	Forward Air Corp.	4,083	212,275
*	Franklin Covey Co.	1,500	27,135
	Franklin Electric Co., Inc.	5,400	291,870
*	FTI Consulting, Inc.	5,774	689,647
#	GATX Corp.	4,700	286,653
*	Gencor Industries, Inc.	600	7,182
#*	Generac Holdings, Inc.	8,628	1,359,600
	General Dynamics Corp.	33,550	4,923,127
	General Electric Co.	1,182,401	7,177,174
*	Gibraltar Industries, Inc.	4,240	219,293
*	GMS, Inc.	4,371	102,413

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Goldfield Corp. (The)	1,983	$7,714
	Gorman-Rupp Co. (The)	2,441	73,865
*	GP Strategies Corp.	1,526	11,338
	Graco, Inc.	24,201	1,288,461
	Graham Corp.	1,500	19,740
#	Granite Construction, Inc.	6,432	109,087
*	Great Lakes Dredge & Dock Corp.	6,665	55,719
	Greenbrier Cos., Inc. (The)	4,212	108,375
#	Griffon Corp.	5,003	114,419
	H&E Equipment Services, Inc.	3,851	67,739
#	Hawaiian Holdings, Inc.	5,838	69,414
*	HD Supply Holdings, Inc.	25,171	883,502
	Healthcare Services Group, Inc.	10,385	271,983
	Heartland Express, Inc.	5,162	104,711
	HEICO Corp.	6,163	592,388
	HEICO Corp., Class A	11,035	844,729
	Heidrick & Struggles International, Inc.	1,861	37,648
	Helios Technologies, Inc.	3,335	126,163
*	Herc Holdings, Inc.	1,561	52,356
	Herman Miller, Inc.	7,886	184,769
*	Hertz Global Holdings, Inc.	11,898	17,252
#	Hexcel Corp.	11,488	428,502
	Hillenbrand, Inc.	1	29
	HNI Corp.	5,673	168,488
	Honeywell International, Inc.	97,700	14,593,449
	Howmet Aerospace, Inc.	54,004	798,179
*	Hub Group, Inc., Class A	4,335	229,322
	Hubbell, Inc.	7,536	1,017,134
*	Hudson Global, Inc.	314	2,923
	Huntington Ingalls Industries, Inc.	5,791	1,005,955
	Hurco Cos., Inc.	883	24,494
*	Huron Consulting Group, Inc.	2,384	113,764
	Hyster-Yale Materials Handling, Inc.	1,066	39,772
*	IAA, Inc.	19,875	861,581
	ICF International, Inc.	1,950	131,840
	IDEX Corp.	10,641	1,753,850
*	IES Holdings, Inc.	858	20,446
	Illinois Tool Works, Inc.	44,127	8,163,054
*	Ingersoll Rand, Inc.	43,788	1,383,263
*	Innovative Solutions & Support, Inc.	1,906	9,625
	Insperity, Inc.	5,654	378,026
	Insteel Industries, Inc.	2,000	37,280
	Interface, Inc.	8,046	64,207
	ITT, Inc.	12,990	749,913
	Jacobs Engineering Group, Inc.	18,846	1,608,506
	JB Hunt Transport Services, Inc.	12,057	1,560,176
*	JELD-WEN Holding, Inc.	7,812	153,115
*	JetBlue Airways Corp.	26,500	274,010
	John Bean Technologies Corp.	4,198	393,604
	Johnson Controls International P.L.C.	102,350	3,938,428
	Kadant, Inc.	1,300	141,063
	Kaman Corp.	3,749	148,048
	Kansas City Southern	13,035	2,240,065
#	KAR Auction Services, Inc.	17,779	268,996
	Kelly Services, Inc., Class A	2,829	41,897
	Kennametal, Inc.	11,431	308,180
	Kforce, Inc.	3,290	94,884
	Kimball International, Inc., Class B	5,042	55,159
*	Kirby Corp.	7,885	364,602

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	16,385	$712,584
	Knoll, Inc.	5,103	59,756
	Korn Ferry	6,571	184,645
*	Kratos Defense & Security Solutions, Inc.	11,735	211,347
	L3Harris Technologies, Inc.	30,850	5,192,980
	Landstar System, Inc.	5,210	634,474
*	Lawson Products, Inc.	649	19,392
*	LB Foster Co., Class A	581	8,169
	Lennox International, Inc.	4,757	1,275,542
	Lincoln Electric Holdings, Inc.	8,460	764,699
	Lindsay Corp.	1,349	130,813
	Lockheed Martin Corp.	34,876	13,216,958
	LSI Industries, Inc.	2,400	14,064
#*	Lydall, Inc.	2,435	39,447
	Macquarie Infrastructure Corp.	10,158	304,334
*	Manitowoc Co., Inc. (The)	2,711	28,899
	ManpowerGroup, Inc.	8,043	553,278
	Marten Transport, Ltd.	5,596	148,966
	Masco Corp.	36,440	2,082,910
*	Masonite International Corp.	896	75,578
#*	MasTec, Inc.	8,119	322,974
	Matson, Inc.	5,500	200,310
	Matthews International Corp., Class A	3,280	70,848
	McGrath RentCorp	2,786	161,644
*	Mercury Systems, Inc.	6,319	489,280
*	Meritor, Inc.	9,597	218,332
*	Middleby Corp. (The)	7,648	635,243
	Miller Industries, Inc.	1,421	40,285
*	Mistras Group, Inc.	1,002	3,537
	Moog, Inc., Class A	3,953	212,355
*	MRC Global, Inc.	9,795	58,280
	MSA Safety, Inc.	5,210	617,541
	MSC Industrial Direct Co., Inc., Class A	5,817	383,980
	Mueller Industries, Inc.	5,800	162,168
	Mueller Water Products, Inc., Class A	20,622	208,695
*	MYR Group, Inc.	2,509	92,005
	National Presto Industries, Inc.	737	62,932
*	Navistar International Corp.	7,388	236,638
	Nielsen Holdings P.L.C.	42,748	616,854
	Nordson Corp.	7,302	1,413,886
	Norfolk Southern Corp.	36,173	6,952,812
	Northrop Grumman Corp.	22,019	7,156,395
*	NOW, Inc.	15,254	120,202
#*	NV5 Global, Inc.	1,435	81,422
	nVent Electric P.L.C.	22,197	403,098
	Old Dominion Freight Line, Inc.	13,069	2,389,275
	Omega Flex, Inc.	302	36,769
	Oshkosh Corp.	9,200	724,224
	Otis Worldwide Corp.	56,609	3,551,649
	Owens Corning	13,944	843,194
	PACCAR, Inc.	44,718	3,804,607
*	PAM Transportation Services, Inc.	235	6,594
	Park Aerospace Corp.	2,544	27,424
	Parker-Hannifin Corp.	17,893	3,201,416
	Park-Ohio Holdings Corp.	500	7,210
	Patrick Industries, Inc.	2,550	163,073
	Pentair P.L.C.	22,197	951,141
*	Perma-Pipe International Holdings, Inc.	996	5,886
*	PGT Innovations, Inc.	7,509	128,179

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Pitney Bowes, Inc.	16,640	$55,578
	Powell Industries, Inc.	700	18,585
	Primoris Services Corp.	3,853	61,764
*	Proto Labs, Inc.	4,110	493,693
	Quanex Building Products Corp.	3,800	53,390
	Quanta Services, Inc.	19,209	767,784
	Raven Industries, Inc.	3,878	83,804
	Raytheon Technologies Corp.	205,972	11,674,493
*	RBC Bearings, Inc.	3,951	483,681
	Regal Beloit Corp.	5,376	494,431
	Republic Services, Inc.	31,068	2,710,683
#*	Resideo Technologies, Inc.	16,097	213,768
	Resources Connection, Inc.	4,262	48,161
	Rexnord Corp.	15,137	438,519
	Robert Half International, Inc.	15,993	813,564
	Rockwell Automation, Inc.	16,520	3,603,673
	Rollins, Inc.	21,881	1,146,564
	Roper Technologies, Inc.	14,112	6,102,734
	Rush Enterprises, Inc., Class A	2,916	138,743
	Ryder System, Inc.	6,304	230,916
*	Saia, Inc.	4,202	501,929
	Schneider National, Inc., Class B	7,128	179,127
*	Sensata Technologies Holding P.L.C.	15,620	593,248
	Shyft Group, Inc. (The)	3,375	63,720
*	SIFCO Industries, Inc.	100	381
	Simpson Manufacturing Co., Inc.	6,128	591,720
#*	SiteOne Landscape Supply, Inc.	4,819	616,977
	SkyWest, Inc.	5,941	156,308
#	Snap-on, Inc.	6,986	1,019,048
	Southwest Airlines Co.	68,480	2,115,347
*	SP Plus Corp.	2,343	37,230
	Spirit AeroSystems Holdings, Inc., Class A	11,500	225,055
#*	Spirit Airlines, Inc.	8,251	130,448
*	SPX Corp.	7,521	315,882
*	SPX FLOW, Inc.	5,735	229,859
	Standex International Corp.	1,820	97,461
	Stanley Black & Decker, Inc.	20,397	3,127,268
	Steelcase, Inc., Class A	8,272	88,759
*	Stericycle, Inc.	12,583	760,454
#*	Sunrun, Inc.	12,203	447,728
	Systemax, Inc.	373	8,359
*	Team, Inc.	2,701	10,669
*	Teledyne Technologies, Inc.	4,813	1,476,147
	Tennant Co.	2,411	160,621
	Terex Corp.	7,500	141,375
	Tetra Tech, Inc.	8,557	758,578
*	Textainer Group Holdings, Ltd.	2,100	17,724
	Textron, Inc.	31,299	1,093,587
*	Thermon Group Holdings, Inc.	2,619	35,487
	Timken Co. (The)	8,560	390,850
*	Titan Machinery, Inc.	1,496	16,254
	Toro Co. (The)	14,747	1,052,198
*	TPI Composites, Inc.	2,700	69,066
	Trane Technologies P.L.C.	33,295	3,724,712
	TransDigm Group, Inc.	6,697	2,890,291
	TransUnion	26,686	2,390,265
#*	Trex Co., Inc.	9,432	1,314,161
*	TriMas Corp.	6,804	159,214
*	TriNet Group, Inc.	5,773	381,018

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trinity Industries, Inc.	13,726	$268,069
	Triton International, Ltd.	5,967	187,781
*	TrueBlue, Inc.	4,971	76,703
*	Tutor Perini Corp.	3,160	37,193
*	Twin Disc, Inc.	668	3,914
	UFP Industries, Inc.	8,425	490,503
	UniFirst Corp.	1,640	305,827
	Union Pacific Corp.	94,443	16,371,694
*	United Airlines Holdings, Inc.	30,370	953,011
	United Parcel Service, Inc., Class B	98,260	14,027,598
*	United Rentals, Inc.	7,428	1,154,088
*	Univar Solutions, Inc.	11,753	207,676
	Universal Logistics Holdings, Inc.	741	13,612
#	US Ecology, Inc.	3,770	130,744
*	USA Truck, Inc.	1,136	11,099
	Valmont Industries, Inc.	2,900	351,480
*	Vectrus, Inc.	1,092	48,037
	Verisk Analytics, Inc.	21,763	4,106,896
*	Veritiv Corp.	831	12,723
#	Viad Corp.	2,808	40,604
*	Vicor Corp.	1,200	97,764
*	Virco Manufacturing Corp.	1,620	3,596
	Wabash National Corp.	6,947	79,126
	Waste Management, Inc.	60,861	6,670,366
	Watsco, Inc.	4,339	1,024,308
	Watts Water Technologies, Inc., Class A	3,317	278,263
*	Welbilt, Inc.	17,790	108,163
	Werner Enterprises, Inc.	7,998	351,792
*	WESCO International, Inc.	3,167	123,101
	Westinghouse Air Brake Technologies Corp.	22,450	1,396,165
*	Willis Lease Finance Corp.	400	7,800
*	WillScot Mobile Mini Holdings Corp.	23,851	359,196
	Woodward, Inc.	6,716	503,297
	WW Grainger, Inc.	6,400	2,185,792
#*	XPO Logistics, Inc.	12,998	975,110
	Xylem, Inc.	23,955	1,748,236
TOTAL INDUSTRIALS			367,943,122
INFORMATION TECHNOLOGY — (27.7%)
#*	2U, Inc.	6,992	329,288
#*	3D Systems Corp.	15,000	98,850
*	Acacia Communications, Inc.	2,873	195,307
	Accenture P.L.C., Class A	88,678	19,933,041
*	ACI Worldwide, Inc.	16,100	431,319
#*	ADDvantage Technologies Group, Inc.	400	888
*	Adobe, Inc.	67,212	29,863,636
	ADTRAN, Inc.	5,562	69,080
*	Advanced Energy Industries, Inc.	5,265	387,346
*	Advanced Micro Devices, Inc.	183,772	14,229,466
*	Agilysys, Inc.	2,000	41,920
*	Akamai Technologies, Inc.	23,576	2,650,885
*	Alarm.com Holdings, Inc.	5,092	356,644
*	Alithya Group, Inc., Class A	1,191	1,918
	Alliance Data Systems Corp.	4,582	203,258
*	Alpha & Omega Semiconductor, Ltd.	1,918	20,887
#*	Altair Engineering, Inc., Class A	3,942	158,863
#*	Alteryx, Inc., Class A	7,720	1,354,783
*	Ambarella, Inc.	4,616	209,012
	Amdocs, Ltd.	17,972	1,116,061

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	American Software, Inc., Class A	2,676	$44,074
*	Amkor Technology, Inc.	20,848	283,429
	Amphenol Corp., Class A	41,589	4,398,453
	Analog Devices, Inc.	52,043	5,977,139
*	Anaplan, Inc.	13,462	611,309
*	ANSYS, Inc.	12,159	3,776,585
#*	Appfolio, Inc., Class A	2,372	330,230
	Apple, Inc.	602,833	256,228,138
	Applied Materials, Inc.	128,935	8,294,389
*	Arista Networks, Inc.	7,723	2,006,204
*	Arlo Technologies, Inc.	7,824	33,017
*	Arrow Electronics, Inc.	10,975	786,029
*	Aspen Technology, Inc.	10,312	1,002,945
#*	Atlassian Corp. P.L.C., Class A	16,761	2,960,831
*	Autodesk, Inc.	30,869	7,298,358
	Automatic Data Processing, Inc.	59,878	7,958,385
*	Avalara, Inc.	10,106	1,358,752
*	Avaya Holdings Corp.	10,935	138,437
*	Avid Technology, Inc.	3,837	31,579
	Avnet, Inc.	13,700	366,064
*	Aware, Inc.	2,752	8,173
*	Axcelis Technologies, Inc.	6,777	199,379
*	AXT, Inc.	3,074	14,724
	Badger Meter, Inc.	4,800	300,480
	Bel Fuse, Inc., Class B	1,175	14,335
	Belden, Inc.	5,549	175,348
	Benchmark Electronics, Inc.	4,988	101,556
*	Black Knight, Inc.	21,886	1,639,699
	Blackbaud, Inc.	6,774	423,646
*	Blackline Inc.	1,310	116,472
	Booz Allen Hamilton Holding Corp.	20,028	1,637,489
*	Bottomline Technologies De, Inc.	6,044	291,683
	Broadcom, Inc.	56,582	17,922,348
	Broadridge Financial Solutions, Inc.	16,317	2,192,026
	Brooks Automation, Inc.	8,686	472,953
	Cabot Microelectronics Corp.	4,300	648,096
*	CACI International, Inc., Class A	3,815	792,833
*	Cadence Design Systems, Inc.	40,107	4,381,690
*	CalAmp Corp.	2,813	22,166
*	Calix, Inc.	3,886	79,702
#*	Cardtronics P.L.C., Class A	5,201	116,138
	Cass Information Systems, Inc.	1,475	52,849
	CDK Global, Inc.	16,722	760,182
	CDW Corp.	19,663	2,285,824
#	Cerence, Inc.	5,094	202,028
#*	Ceridian HCM Holding, Inc.	11,796	923,509
*	CEVA, Inc.	3,028	121,726
*	Ciena Corp.	22,310	1,327,668
*	Cirrus Logic, Inc.	7,925	543,100
	Cisco Systems, Inc.	594,140	27,983,994
	Citrix Systems, Inc.	16,501	2,355,683
*	Clearfield, Inc.	574	10,699
	Cognex Corp.	24,173	1,616,449
	Cognizant Technology Solutions Corp., Class A	74,380	5,081,642
*	Coherent, Inc.	3,248	450,920
	Cohu, Inc.	4,183	78,766
	Communications Systems, Inc.	901	4,370
*	CommVault Systems, Inc.	6,055	266,904
	Comtech Telecommunications Corp.	3,063	50,294

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Conduent, Inc.	22,501	$42,977
*	Cornerstone OnDemand, Inc.	6,608	234,650
	Corning, Inc.	108,143	3,352,433
#*	Coupa Software, Inc.	9,364	2,869,598
#*	Cree, Inc.	14,882	1,025,667
	CSG Systems International, Inc.	4,900	206,437
	CTS Corp.	5,571	110,640
*	CyberOptics Corp.	1,199	47,181
	Daktronics, Inc.	4,150	17,305
*	Dell Technologies, Inc., Class C	23,492	1,405,526
*	Digi International, Inc.	2,040	24,725
*	Digital Turbine, Inc.	8,176	113,483
#*	Diodes, Inc.	6,555	337,255
#*	DocuSign, Inc.	15,249	3,306,441
	Dolby Laboratories, Inc., Class A	8,303	577,889
*	Dropbox, Inc., Class A	21,949	499,340
*	DSP Group, Inc.	3,034	45,055
	DXC Technology Co.	34,959	626,116
#	Ebix, Inc.	2,616	57,696
*	EchoStar Corp., Class A	6,561	179,115
*	Elastic N.V.	3,150	302,998
*	EMCORE Corp.	827	2,894
*	Endurance International Group Holdings, Inc.	7,661	43,438
*	Enphase Energy Inc.	13,673	825,302
	Entegris, Inc.	20,172	1,450,569
*	Envestnet, Inc.	7,023	570,268
*	EPAM Systems, Inc.	7,736	2,244,059
*	ePlus, Inc.	1,395	103,983
*	Euronet Worldwide, Inc.	7,286	700,476
#	EVERTEC, Inc.	10,804	335,464
*	Evo Payments, Inc., Class A	5,692	129,151
*	ExlService Holdings, Inc.	4,142	265,337
*	F5 Networks, Inc.	8,448	1,148,083
*	Fabrinet	5,460	396,560
*	Fair Isaac Corp.	4,225	1,855,578
*	FARO Technologies, Inc.	2,100	125,643
	Fidelity National Information Services, Inc.	86,613	12,672,348
*	FireEye, Inc.	23,894	360,799
#*	First Solar, Inc.	10,929	650,822
*	Fiserv, Inc.	78,256	7,809,166
#*	Fitbit, Inc., Class A	36,094	236,055
*	Five9, Inc.	300	36,246
*	FleetCor Technologies, Inc.	11,933	3,085,516
*	Flex, Ltd.	67,259	772,806
	FLIR Systems, Inc.	18,003	750,005
*	FormFactor, Inc.	12,892	371,805
*	Fortinet, Inc.	19,527	2,700,584
*	Frequency Electronics, Inc.	798	8,355
*	Gartner, Inc.	12,270	1,529,333
	Genpact, Ltd.	22,661	902,361
	Global Payments, Inc.	41,646	7,413,821
*	Globant SA	4,910	849,135
*	GoDaddy, Inc., Class A	22,740	1,598,167
*	GSI Technology, Inc.	2,032	11,623
#*	Guidewire Software, Inc.	11,718	1,378,740
	Hackett Group, Inc. (The)	5,500	75,845
#*	Harmonic, Inc.	10,205	56,944
	Hewlett Packard Enterprise Co.	180,706	1,783,568
	HP, Inc.	203,221	3,572,625

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	HubSpot, Inc.	6,133	$1,438,863
*	Ichor Holdings, Ltd.	1,685	55,302
*	IEC Electronics Corp.	638	5,742
#*	II-VI, Inc.	4,886	247,818
#*	Impinj, Inc.	2,300	54,280
#*	Infinera Corp.	23,036	181,754
*	Inphi Corp.	5,422	708,439
*	Insight Enterprises, Inc.	4,020	200,357
	Intel Corp.	594,595	28,380,019
	InterDigital, Inc.	4,500	270,090
	International Business Machines Corp.	121,739	14,966,593
*	Intevac, Inc.	2,384	14,113
	Intuit, Inc.	35,792	10,965,595
*	IPG Photonics Corp.	4,920	880,729
*	Iteris, Inc.	600	2,784
*	Itron, Inc.	5,489	381,815
#*	j2 Global, Inc.	6,237	353,763
	Jabil, Inc.	21,394	745,795
	Jack Henry & Associates, Inc.	11,132	1,984,836
	Juniper Networks, Inc.	45,592	1,157,125
	KBR, Inc.	19,579	435,437
*	Key Tronic Corp.	749	5,071
*	Keysight Technologies, Inc.	25,991	2,596,241
*	Kimball Electronics, Inc.	1,875	24,900
	KLA Corp.	22,115	4,419,240
*	Knowles Corp.	12,593	192,169
	Kulicke & Soffa Industries, Inc.	8,552	202,682
*	KVH Industries, Inc.	2,000	16,240
	Lam Research Corp.	19,485	7,348,963
*	Lattice Semiconductor Corp.	18,052	561,237
	Leidos Holdings, Inc.	18,908	1,799,285
#*	Limelight Networks, Inc.	14,758	92,533
	Littelfuse, Inc.	3,039	539,878
*	LiveRamp Holdings, Inc.	9,839	448,363
	LogMeIn, Inc.	7,314	627,614
#*	Lumentum Holdings, Inc.	9,180	852,179
#*	MACOM Technology Solutions Holdings, Inc.	790	33,385
#*	MagnaChip Semiconductor Corp.	2,100	23,898
*	Manhattan Associates, Inc.	10,041	961,827
	ManTech International Corp., Class A	4,027	280,199
	Marvell Technology Group, Ltd.	94,766	3,456,116
	Mastercard, Inc., Class A	125,230	38,637,212
	Maxim Integrated Products, Inc.	37,289	2,539,008
	MAXIMUS, Inc.	8,503	631,008
*	MaxLinear, Inc.	9,458	239,760
	Methode Electronics, Inc.	5,669	159,866
#	Microchip Technology, Inc.	33,849	3,443,459
*	Micron Technology, Inc.	155,954	7,806,277
	Microsoft Corp.	1,029,553	211,068,661
*	MicroStrategy, Inc., Class A	451	55,888
*	Mimecast, Ltd.	5,710	267,970
	MKS Instruments, Inc.	7,490	954,526
#*	MongoDB, Inc.	6,635	1,519,946
	Monolithic Power Systems, Inc.	5,983	1,585,555
	Motorola Solutions, Inc.	23,431	3,275,654
	MTS Systems Corp.	2,598	48,193
	National Instruments Corp.	16,711	593,240
*	NCR Corp.	16,791	309,458
	NetApp, Inc.	32,943	1,459,375

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NETGEAR, Inc.	3,951	$121,493
*	Netscout Systems, Inc.	9,937	252,996
	NIC, Inc.	8,518	186,715
	NortonLifeLock, Inc.	84,230	1,806,733
*	Novanta, Inc.	4,534	470,085
#*	Nuance Communications, Inc.	40,758	1,114,731
	NVIDIA Corp.	83,317	35,375,565
*	Okta, Inc.	15,927	3,519,548
*	ON Semiconductor Corp.	56,212	1,157,967
*	OneSpan, Inc.	601	18,715
*	Onto Innovation, Inc.	11,380	430,392
*	Optical Cable Corp.	673	1,615
	Oracle Corp.	302,136	16,753,441
*	OSI Systems, Inc.	2,078	147,455
*	Palo Alto Networks, Inc.	13,789	3,528,881
#*	PAR Technology Corp.	1,750	53,830
	Paychex, Inc.	44,428	3,195,262
*	Paycom Software, Inc.	7,182	2,042,345
*	Paylocity Holding Corp.	4,802	639,626
*	PayPal Holdings, Inc.	159,367	31,247,088
#	PC Connection, Inc.	1,900	83,030
*	PDF Solutions, Inc.	3,109	76,419
	Pegasystems, Inc.	4,961	579,891
*	Perceptron, Inc.	528	2,218
*	Perficient, Inc.	2,556	100,221
	Perspecta, Inc.	19,232	411,565
*	Photronics, Inc.	5,488	65,197
*	Plexus Corp.	3,889	288,914
	Power Integrations, Inc.	4,366	532,783
*	PRGX Global, Inc.	2,100	11,340
	Progress Software Corp.	6,750	235,305
*	Proofpoint, Inc.	7,835	906,274
*	PTC, Inc.	15,123	1,293,924
*	Pure Storage, Inc., Class A	32,390	578,485
	QAD, Inc., Class A	739	29,198
	QAD, Inc., Class B	184	5,181
*	Qorvo, Inc.	16,787	2,151,254
	QUALCOMM, Inc.	158,185	16,705,918
*	Qualys, Inc.	4,950	611,226
*	Rambus, Inc.	13,613	200,928
*	RealPage, Inc.	10,877	685,360
*	Ribbon Communications, Inc.	7,000	30,800
*	RingCentral, Inc., Class A	10,730	3,114,597
*	Rogers Corp.	2,468	294,161
*	Rosetta Stone, Inc.	600	16,062
	Sabre Corp.	37,775	285,579
#*	Sailpoint Technologies Holdings, Inc.	5,468	172,242
*	salesforce.com, Inc.	119,858	23,354,331
*	Sanmina Corp.	8,298	246,285
*	ScanSource, Inc.	2,184	50,123
	Science Applications International Corp.	8,020	641,440
#	Seagate Technology P.L.C.	34,199	1,546,479
*	Semtech Corp.	9,964	555,294
*	ServiceNow, Inc.	26,080	11,454,336
*	Silicon Laboratories, Inc.	5,917	594,718
	Skyworks Solutions, Inc.	23,303	3,392,451
#*	Slack Technologies, Inc., Class A	24,226	715,878
*	SolarEdge Technologies, Inc.	6,275	1,098,752
#*	SolarWinds Corp.	2,500	45,900

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Splunk, Inc.	21,856	$4,585,826
*	SPS Commerce, Inc.	5,228	392,989
#*	Square, Inc., Class A	48,753	6,330,577
	SS&C Technologies Holdings, Inc.	30,412	1,748,690
*	Steel Connect, Inc.	5,100	2,703
*	Super Micro Computer, Inc.	2,900	87,884
*	Sykes Enterprises, Inc.	5,295	145,401
*	Synaptics, Inc.	4,600	368,092
	SYNNEX Corp.	4,883	609,105
*	Synopsys, Inc.	20,768	4,137,401
	TE Connectivity, Ltd.	46,031	4,099,981
#*	Teradata Corp.	14,485	304,185
	Teradyne, Inc.	24,034	2,138,065
	Texas Instruments, Inc.	127,731	16,292,089
#*	Trade Desk, Inc. (The), Class A	5,324	2,402,828
	TransAct Technologies, Inc.	600	2,106
*	Trimble, Inc.	33,593	1,495,224
	TTEC Holdings, Inc.	2,400	113,904
#*	TTM Technologies, Inc.	10,121	124,590
#*	Twilio, Inc., Class A	11,933	3,310,453
*	Tyler Technologies, Inc.	5,539	1,978,808
	Ubiquiti, Inc.	940	174,182
#*	Ultra Clean Holdings, Inc.	5,216	156,949
*	Unisys Corp.	8,665	103,027
#	Universal Display Corp.	5,478	955,637
*	Upland Software, Inc.	2,329	80,164
#*	Veeco Instruments, Inc.	5,634	76,172
*	Verint Systems, Inc.	8,843	396,962
*	VeriSign, Inc.	14,705	3,112,754
*	ViaSat, Inc.	5,549	210,640
*	Viavi Solutions, Inc.	31,814	439,988
*	Virtusa Corp.	3,423	138,974
	Visa, Inc., Class A	234,699	44,686,690
	Vishay Intertechnology, Inc.	18,328	287,566
*	Vishay Precision Group, Inc.	1,973	50,213
#*	VMware, Inc., Class A	11,313	1,586,196
	Wayside Technology Group, Inc.	152	3,516
	Western Digital Corp.	37,982	1,637,024
	Western Union Co. (The)	58,396	1,417,855
#*	WEX, Inc.	5,640	893,207
*	Workday, Inc., Class A	23,359	4,226,110
*	Xerox Holdings Corp.	24,892	414,452
	Xilinx, Inc.	34,712	3,726,333
	Xperi Holding Corp.	12,766	235,405
*	Zebra Technologies Corp., Class A	7,337	2,059,863
#*	Zendesk, Inc.	15,467	1,409,817
*	Zscaler, Inc.	9,124	1,184,751
TOTAL INFORMATION TECHNOLOGY			1,183,482,558
MATERIALS — (2.7%)
*	AdvanSix, Inc.	3,590	44,695
	Air Products & Chemicals, Inc.	31,019	8,890,976
	Albemarle Corp.	15,110	1,245,971
*	Alcoa Corp.	25,318	329,134
*	Allegheny Technologies, Inc.	16,928	147,104
*	Amcor, P.L.C.	101,003	1,040,331
	American Vanguard Corp.	2,950	39,707
	AptarGroup, Inc.	8,000	921,600
*	Arconic Corp.	14,750	240,277

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ashland Global Holdings, Inc.	8,944	$675,093
	Avery Dennison Corp.	11,601	1,314,857
	Avient Corp.	10,028	239,669
*	Axalta Coating Systems, Ltd.	16,787	372,671
	Balchem Corp.	4,312	432,321
	Ball Corp.	44,782	3,297,299
*	Berry Global Group, Inc.	18,231	911,368
	Boise Cascade Co.	6,152	286,622
	Cabot Corp.	7,768	283,377
	Carpenter Technology Corp.	6,401	143,126
	Celanese Corp.	17,215	1,673,298
*	Century Aluminum Co.	6,661	58,017
	CF Industries Holdings, Inc.	29,417	921,635
	Chase Corp.	1,300	130,728
	Chemours Co. (The)	19,364	358,815
*	Clearwater Paper Corp.	2,200	81,224
*	Coeur Mining, Inc.	34,065	270,135
	Commercial Metals Co.	14,074	291,050
#	Compass Minerals International, Inc.	4,658	237,279
*	Core Molding Technologies, Inc.	389	1,789
*	Corteva, Inc.	99,955	2,854,715
*	Crown Holdings, Inc.	19,459	1,392,875
	Domtar Corp.	7,594	159,398
*	Dow, Inc.	97,266	3,993,742
	DuPont de Nemours, Inc.	100,714	5,386,185
#	Eagle Materials, Inc.	4,745	380,691
	Eastman Chemical Co.	18,808	1,403,641
	Ecolab, Inc.	34,530	6,459,872
*	Element Solutions, Inc.	23,645	256,785
*	Ferro Corp.	10,185	119,063
»	Ferroglobe Representation & Warranty Insurance Trust	6,858	0
	FMC Corp.	18,100	1,919,505
	Freeport-McMoRan, Inc.	185,978	2,402,836
	Friedman Industries, Inc.	599	3,007
	FutureFuel Corp.	1,256	16,554
*	GCP Applied Technologies, Inc.	6,522	148,832
	Graphic Packaging Holding Co.	38,979	543,367
	Greif, Inc., Class A	3,457	120,269
	Hawkins, Inc.	888	45,759
	Haynes International, Inc.	1,800	33,048
	HB Fuller Co.	6,500	294,710
	Hecla Mining Co.	47,181	260,439
	Huntsman Corp.	27,310	505,235
*	Ingevity Corp.	5,084	297,312
	Innospec, Inc.	3,975	298,801
	International Flavors & Fragrances, Inc.	10,654	1,341,871
	International Paper Co.	51,376	1,787,371
	Kaiser Aluminum Corp.	1,800	111,510
*	Koppers Holdings, Inc.	1,900	47,823
*	Kraton Corp.	4,383	57,636
	Kronos Worldwide, Inc.	2,426	27,268
	Linde P.L.C.	73,362	17,981,760
#*	Livent Corp.	16,928	106,139
	Louisiana-Pacific Corp.	17,000	538,390
	LyondellBasell Industries NV, Class A	36,315	2,270,414
	Martin Marietta Materials, Inc.	8,399	1,740,105
	Materion Corp.	4,330	248,629
	Mercer International, Inc.	3,588	26,731
	Minerals Technologies, Inc.	4,300	201,584

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Mosaic Co. (The)	39,149	$527,337
	Myers Industries, Inc.	3,889	58,568
	Neenah, Inc.	1,500	66,915
	NewMarket Corp.	1,212	454,270
	Newmont Corp.	106,609	7,377,343
	Northern Technologies International Corp.	600	5,178
	Nucor Corp.	40,963	1,718,398
	O-I Glass, Inc.	19,727	205,950
	Olin Corp.	21,720	244,133
	Packaging Corp. of America	12,843	1,234,469
	PH Glatfelter Co.	4,200	66,906
	PPG Industries, Inc.	32,665	3,516,387
	Rayonier Advanced Materials, Inc.	4,767	13,872
	Reliance Steel & Aluminum Co.	9,186	902,616
	Royal Gold, Inc.	9,190	1,285,957
	RPM International, Inc.	18,490	1,508,599
	Schnitzer Steel Industries, Inc., Class A	1,369	25,190
	Schweitzer-Mauduit International, Inc.	3,186	103,641
	Scotts Miracle-Gro Co. (The)	5,865	930,013
	Sealed Air Corp.	21,112	753,276
	Sensient Technologies Corp.	5,521	288,251
	Sherwin-Williams Co. (The)	11,522	7,465,334
	Silgan Holdings, Inc.	11,200	428,400
	Sonoco Products Co.	11,872	614,257
	Southern Copper Corp.	10,534	460,441
	Steel Dynamics, Inc.	28,941	793,273
	Stepan Co.	2,863	312,640
*	Summit Materials, Inc., Class A	11,741	172,828
	SunCoke Energy, Inc.	6,923	22,084
#*	Synalloy Corp.	737	5,233
*	TimkenSteel Corp.	4,280	15,708
*	Trecora Resources	613	3,525
	Tredegar Corp.	2,230	35,412
#	Trinseo SA	4,209	91,335
*	Tronox Holdings P.L.C., Class A	11,867	90,427
	United States Lime & Minerals, Inc.	353	31,844
	United States Steel Corp.	20,893	139,147
*	Universal Stainless & Alloy Products, Inc.	545	3,919
#*	US Concrete, Inc.	1,426	35,393
	Valvoline, Inc.	20,335	417,274
	Verso Corp., Class A	3,938	48,083
	Vulcan Materials Co.	17,700	2,078,334
	Warrior Met Coal, Inc.	4,151	66,084
	Westlake Chemical Corp.	5,120	279,040
	WestRock Co.	30,706	824,763
	Worthington Industries, Inc.	5,620	210,300
	WR Grace & Co.	4,352	200,758
TOTAL MATERIALS			116,797,145
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	43,844	1,920,806
	CTO Realty Growth, Inc.	681	26,995
#*	Forestar Group, Inc.	384	6,647
*	Howard Hughes Corp. (The)	5,344	284,247
	Jones Lang LaSalle, Inc.	7,092	701,470
	Kennedy-Wilson Holdings, Inc.	15,273	226,651
*	Marcus & Millichap, Inc.	2,977	81,093
	Newmark Group, Inc., Class A	19,812	80,635
*	Rafael Holdings, Inc., Class B	900	12,573

Tax-Managed U.S. Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	RE/MAX Holdings, Inc., Class A	2,494	$80,731
*	Redfin Corp.	7,246	301,289
#*	St Joe Co. (The)	4,493	92,601
*	Tejon Ranch Co.	1,978	28,384
TOTAL REAL ESTATE			3,844,122
UTILITIES — (3.1%)
	AES Corp.	92,728	1,412,247
	ALLETE, Inc.	7,126	422,572
	Alliant Energy Corp.	34,330	1,848,670
	Ameren Corp.	34,396	2,759,935
	American Electric Power Co., Inc.	69,469	6,035,467
	American States Water Co.	6,335	487,035
	American Water Works Co., Inc.	25,651	3,777,623
	Artesian Resources Corp., Class A	471	16,523
#	Atlantica Sustainable Infrastructure P.L.C.	9,595	287,562
	Atmos Energy Corp.	16,887	1,789,853
	Avangrid, Inc.	10,600	527,774
	Avista Corp.	9,259	343,787
	Black Hills Corp.	8,634	499,563
	California Water Service Group	6,703	314,170
	CenterPoint Energy, Inc.	69,553	1,322,203
	Chesapeake Utilities Corp.	2,334	197,200
	Clearway Energy, Inc., Class A	4,523	103,622
	Clearway Energy, Inc., Class C	10,697	262,504
	CMS Energy Corp.	39,388	2,527,922
	Consolidated Edison, Inc.	45,970	3,531,875
	Consolidated Water Co., Ltd.	777	9,534
	Dominion Energy, Inc.	117,118	9,490,072
	DTE Energy Co.	26,433	3,056,448
	Duke Energy Corp.	101,131	8,569,841
	Edison International	52,384	2,916,217
	Entergy Corp.	27,541	2,895,385
	Essential Utilities, Inc.	32,599	1,478,365
	Evergy, Inc.	32,392	2,099,973
	Eversource Energy	47,344	4,264,274
	Exelon Corp.	134,005	5,173,933
	FirstEnergy Corp.	74,541	2,161,689
#	Genie Energy, Ltd., Class B	1,704	13,854
	Hawaiian Electric Industries, Inc.	16,851	611,017
	IDACORP, Inc.	6,882	641,747
	MDU Resources Group, Inc.	26,707	560,313
	MGE Energy, Inc.	4,689	311,021
	Middlesex Water Co.	1,620	103,777
	National Fuel Gas Co.	10,913	442,740
	New Jersey Resources Corp.	11,797	366,415
	NextEra Energy, Inc.	68,782	19,307,107
	NiSource, Inc.	52,656	1,287,439
	Northwest Natural Holding Co.	3,823	204,492
	NorthWestern Corp.	6,038	339,698
	NRG Energy, Inc.	35,724	1,207,828
	OGE Energy Corp.	27,542	906,132
	ONE Gas, Inc.	7,274	550,642
#	Ormat Technologies, Inc.	5,235	311,483
	Otter Tail Corp.	5,036	192,627
*	PG&E Corp.	25,300	236,555
	Pinnacle West Capital Corp.	15,304	1,271,456
	PNM Resources, Inc.	10,346	436,912
	Portland General Electric Co.	11,307	498,978

Tax-Managed U.S. Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
PPL Corp.	105,708	$2,813,947
Public Service Enterprise Group, Inc.	68,743	3,845,483
RGC Resources, Inc.	300	6,960
Sempra Energy	40,501	5,040,754
SJW Group	3,581	223,669
South Jersey Industries, Inc.	12,048	281,080
Southern Co. (The)	145,436	7,942,260
Southwest Gas Holdings, Inc.	7,483	521,116
Spire, Inc.	7,050	434,703
» TerraForm Power, Inc., Class A	2,876	61,554
UGI Corp.	24,114	803,961
Unitil Corp.	1,600	69,040
Vistra Corp.	48,697	908,686
WEC Energy Group, Inc.	44,359	4,225,638
Xcel Energy, Inc.	74,189	5,122,009
York Water Co. (The)	900	41,679
TOTAL UTILITIES		132,728,610
TOTAL COMMON STOCKS		4,218,310,378
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc.	3,095	83,936
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	13,213	73,993
TOTAL INVESTMENT SECURITIES (Cost $1,756,515,341)		4,218,468,307

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	5,782,961	5,782,961
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	3,955,900	45,773,723
TOTAL INVESTMENTS — (100.0%)
(Cost $1,808,065,915)^^			$4,270,024,991
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$440,368,680	—	—	$440,368,680
Consumer Discretionary	522,599,276	$354	—	522,599,630
Consumer Staples	286,608,062	—	—	286,608,062
Energy	100,189,760	—	—	100,189,760
Financials	443,075,424	390	—	443,075,814
Health Care	620,672,047	828	—	620,672,875
Industrials	367,943,122	—	—	367,943,122
Information Technology	1,183,482,558	—	—	1,183,482,558
Materials	116,797,145	—	—	116,797,145
Real Estate	3,844,122	—	—	3,844,122

Tax-Managed U.S. Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	$132,667,056	$61,554	—	$132,728,610
Preferred Stocks
Industrials	83,936	—	—	83,936
Rights/Warrants
Energy	—	73,993	—	73,993
Temporary Cash Investments	5,782,961	—	—	5,782,961
Securities Lending Collateral	—	45,773,723	—	45,773,723
TOTAL	$4,224,114,149	$45,910,842	—	$4,270,024,991

Tax-Managed U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (3.1%)
	A.H. Belo Corp., Class A	77,143	$117,257
#*	AMC Networks, Inc., Class A	42,966	992,515
	ATN International, Inc.	58,673	3,381,325
*	Ballantyne Strong, Inc.	83,715	143,990
#*	Boston Omaha Corp., Class A	3,413	54,267
#*	Cars.com, Inc.	218,719	1,775,998
	Cinemark Holdings, Inc.	76,693	907,278
*	Clear Channel Outdoor Holdings, Inc.	31,420	28,796
*	comScore, Inc.	53,376	160,128
*	Consolidated Communications Holdings, Inc.	243,389	1,776,740
*	Cumulus Media, Inc., Class A	9,275	36,451
*	DHI Group, Inc.	98,973	247,433
#	Entercom Communications Corp., Class A	215,824	302,154
	EW Scripps Co. (The), Class A	288,708	3,285,497
*	Fluent, Inc.	35,541	64,685
*	GCI Liberty, Inc., Class A	35,760	2,803,226
*	Gray Television, Inc.	338,702	4,856,987
*	Gray Television, Inc., Class A	2,809	35,983
*	Hemisphere Media Group, Inc.	44,713	393,474
*	IDT Corp., Class B	32,125	209,134
*	IMAX Corp.	134,050	1,513,424
	Interpublic Group of Cos., Inc. (The)	183,962	3,320,514
*	Iridium Communications, Inc.	234,984	6,436,212
	John Wiley & Sons, Inc., Class A	105,387	3,565,242
#*	Liberty Latin America, Ltd., Class A	166,689	1,713,563
*	Liberty Latin America, Ltd., Class C	376,316	3,849,713
#*	Liberty Media Corp.-Liberty Braves, Class A	9,330	176,430
*	Liberty Media Corp.-Liberty Braves, Class C	22,007	410,431
#*	Liberty Media Corp.-Liberty Formula One, Class A	15,054	498,137
*	Liberty Media Corp.-Liberty Formula One, Class C	97,653	3,460,822
*	Liberty TripAdvisor Holdings, Inc., Class A	207,737	515,188
#*	Lions Gate Entertainment Corp., Class A	343,470	2,630,980
*	Lions Gate Entertainment Corp., Class B	427,613	3,040,328
*	Madison Square Garden Entertainment Corp.	1,284	90,984
	Marcus Corp. (The)	108,304	1,495,678
#*	Meet Group, Inc. (The)	378,663	2,359,070
#	Meredith Corp.	49,184	706,282
#*	MSG Networks, Inc., Class A	60,153	573,258
	News Corp., Class A	1,329,513	16,911,405
	News Corp., Class B	634,882	8,101,094
	Nexstar Media Group, Inc., Class A	102,107	8,949,679
*	ORBCOMM, Inc.	187,018	787,346
#*	QuinStreet, Inc.	96,142	1,122,458
*	Reading International, Inc., Class A	66,780	291,161
#*	Reading International, Inc., Class B	6,238	104,487
	Saga Communications, Inc., Class A	32,625	762,772
	Scholastic Corp.	141,084	3,376,140
#	Shenandoah Telecommunications Co.	29,693	1,492,667
	Spok Holdings, Inc.	50,399	504,998
*	TechTarget, Inc.	4,250	154,233
	TEGNA, Inc.	412,001	4,853,372
	Telephone and Data Systems, Inc.	445,566	8,652,892
	Townsquare Media, Inc., Class A	40,358	179,190
	Tribune Publishing Co.	64,995	633,701

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	TripAdvisor, Inc.	15,234	$308,184
*	TrueCar, Inc.	146,446	550,637
*	United States Cellular Corp.	125,117	3,712,221
*	Urban One, Inc.	25,992	39,508
*	Yelp, Inc.	149,230	3,727,765
TOTAL COMMUNICATION SERVICES			123,145,484
CONSUMER DISCRETIONARY — (14.9%)
*	1-800-Flowers.com, Inc., Class A	137,757	3,891,635
	Aaron's, Inc.	188,165	9,818,450
	Abercrombie & Fitch Co., Class A	298,190	2,871,570
	Acushnet Holdings Corp.	60,476	2,301,112
*	Adient P.L.C.	369,212	6,143,688
*	Adtalem Global Education, Inc.	227,790	7,822,309
	AMCON Distributing Co.	388	26,663
*	American Axle & Manufacturing Holdings, Inc.	536,331	3,786,497
	American Eagle Outfitters, Inc.	536,182	5,361,820
#*	American Public Education, Inc.	49,453	1,439,577
#*	America's Car-Mart, Inc.	22,550	2,145,858
	Aramark	302,347	6,385,569
	Ark Restaurants Corp.	11,846	116,802
#*	Asbury Automotive Group, Inc.	21,814	2,184,672
#*	At Home Group, Inc.	111,961	1,390,556
	Autoliv, Inc.	18,942	1,231,798
*	AutoNation, Inc.	339,119	17,410,369
*	Barnes & Noble Education, Inc.	105,440	223,533
	Bassett Furniture Industries, Inc.	43,205	378,908
*	Beazer Homes USA, Inc.	4,951	55,402
#	Bed Bath & Beyond, Inc.	105,528	1,141,813
#	Big Lots, Inc.	42,414	1,668,567
*	Biglari Holdings, Inc., Class A	179	56,602
*	Biglari Holdings, Inc., Class B	6,805	441,849
#	BJ's Restaurants, Inc.	71,615	1,436,597
#*	Boot Barn Holdings, Inc.	72,876	1,410,879
	BorgWarner, Inc.	525,917	19,248,562
	Bowl America, Inc., Class A	10,764	102,796
	Boyd Gaming Corp.	179,677	4,252,955
	Brunswick Corp.	63,235	4,235,480
#	Buckle, Inc. (The)	31,778	509,401
#*	Build-A-Bear Workshop, Inc.	52,901	124,846
*	Caesars Entertainment, Inc.	36,068	1,119,911
	Caleres, Inc.	132,364	835,217
	Callaway Golf Co.	399,069	7,602,264
	Canterbury Park Holding Corp.	7,625	80,520
*	Capri Holdings, Ltd.	123,720	1,853,326
#	Carnival Corp.	61,869	858,742
	Carriage Services, Inc.	112,500	2,487,375
#*	Carrols Restaurant Group, Inc.	11,481	70,493
	Cato Corp. (The), Class A	26,997	194,108
*	Cavco Industries, Inc.	26,805	5,369,846
*	Century Communities, Inc.	134,959	4,807,240
#	Cheesecake Factory, Inc. (The)	13,903	333,672
#	Chico's FAS, Inc.	251,831	319,825
*	Chuy's Holdings, Inc.	84,406	1,342,899
	Citi Trends, Inc.	21,157	364,324
#	Columbia Sportswear Co.	11,554	876,255
#*	Conn's, Inc.	96,120	957,355
#*	Container Store Group, Inc. (The)	50,008	172,528
	Cooper Tire & Rubber Co.	245,566	7,627,280

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Cooper-Standard Holdings, Inc.	12,616	$135,117
	Core-Mark Holding Co., Inc.	203,514	5,397,191
	Culp, Inc.	41,652	462,337
	Dana, Inc.	368,847	4,215,921
*	Deckers Outdoor Corp.	3,822	799,753
*	Del Taco Restaurants, Inc.	147,863	1,131,152
*	Delta Apparel, Inc.	20,134	283,487
#	Designer Brands, Inc., Class A	107,164	633,339
	Dick's Sporting Goods, Inc.	245,711	11,209,336
#	Dillard's, Inc., Class A	154,053	3,627,948
#	Dine Brands Global, Inc.	23,801	1,081,279
*	Dorman Products, Inc.	31,097	2,542,180
	Dover Motorsports, Inc.	50,189	71,268
#*	Drive Shack, Inc.	9,809	17,558
#	Educational Development Corp.	4,552	60,724
#*	El Pollo Loco Holdings, Inc.	129,072	2,550,463
*	Emerson Radio Corp.	19,652	14,778
	Escalade, Inc.	37,711	578,864
	Ethan Allen Interiors, Inc.	84,695	1,002,789
#*	Express, Inc.	156,509	158,074
	Extended Stay America, Inc.	298,941	3,410,917
*	Fiesta Restaurant Group, Inc.	87,861	569,339
*	Flanigan's Enterprises, Inc.	5,416	85,379
	Flexsteel Industries, Inc.	40,620	640,577
	Foot Locker, Inc.	245,423	7,212,982
#*	Fossil Group, Inc.	191,060	632,409
#*	Funko, Inc., Class A	19,702	109,149
#*	GameStop Corp., Class A	58,831	235,912
	Gap, Inc. (The)	512,638	6,853,970
#*	Genesco, Inc.	79,852	1,241,699
	Gentex Corp.	176,930	4,775,341
*	Gentherm, Inc.	36,180	1,402,699
#*	G-III Apparel Group, Ltd.	130,886	1,294,463
	Goodyear Tire & Rubber Co. (The)	105,867	953,862
	Graham Holdings Co., Class B	16,998	6,771,493
*	Green Brick Partners, Inc.	64,969	896,572
	Group 1 Automotive, Inc.	122,299	10,275,562
#	Guess?, Inc.	257,405	2,661,568
	Hamilton Beach Brands Holding Co., Class A	38,918	591,554
#	Harley-Davidson, Inc.	194,872	5,072,518
#	Haverty Furniture Cos., Inc.	108,607	1,544,392
	Haverty Furniture Cos., Inc., Class A	700	9,951
*	Helen of Troy, Ltd.	13,940	2,624,205
#*	Hibbett Sports, Inc.	53,688	1,245,025
	Hooker Furniture Corp.	54,324	1,162,534
#*	Horizon Global Corp.	39,628	162,871
#*	Houghton Mifflin Harcourt Co.	294,437	871,534
*	Hudson, Ltd., Class A	7,317	32,048
#*	iRobot Corp.	1,711	124,373
*	J Alexander's Holdings, Inc.	44,074	177,177
	Johnson Outdoors, Inc., Class A	49,152	4,303,749
*	K12, Inc.	173,455	7,942,504
	KB Home	37,889	1,274,586
#*	Kirkland's, Inc.	1,481	7,968
	Kohl's Corp.	491,469	9,357,570
#*	Lakeland Industries, Inc.	28,884	683,395
#*	Lands' End, Inc.	50,158	432,362
*	Laureate Education, Inc., Class A	211,251	2,678,663
	La-Z-Boy, Inc.	221,667	6,308,643

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LCI Industries	8,768	$1,103,014
*	Leaf Group, Ltd.	25,923	132,985
	Lear Corp.	76,362	8,428,838
#*	LGI Homes, Inc.	35,964	4,103,852
	Lifetime Brands, Inc.	66,679	470,087
*	Lincoln Educational Services Corp.	8,887	46,746
*	Liquidity Services, Inc.	73,515	378,602
	Lithia Motors, Inc., Class A	85,067	19,493,103
*	M/I Homes, Inc.	95,252	3,965,341
#	Macy's, Inc.	87,347	529,323
#*	Magnite, Inc.	65,070	390,745
*	Malibu Boats, Inc., Class A	11,041	648,990
#*	MarineMax, Inc.	127,066	3,524,811
	Marriott Vacations Worldwide Corp.	175,049	14,819,648
*	MasterCraft Boat Holdings, Inc.	15,677	324,514
	MDC Holdings, Inc.	240,641	10,787,936
»	Media General, Inc.	109,358	10,258
*	Meritage Homes Corp.	93,172	9,240,799
*	Modine Manufacturing Co.	216,214	1,176,204
*	Mohawk Industries, Inc.	104,930	8,378,660
*	Monarch Casino & Resort, Inc.	8,637	312,573
#	Monro, Inc.	25,006	1,407,838
#*	Motorcar Parts of America, Inc.	93,098	1,549,616
#	Movado Group, Inc.	70,300	677,692
*	Murphy USA, Inc.	5,751	761,490
	Nathan's Famous, Inc.	8,610	438,507
#*	National Vision Holdings, Inc.	26,616	851,446
*	Nautilus, Inc.	69,378	723,613
	Newell Brands, Inc.	747,371	12,256,884
#*	Norwegian Cruise Line Holdings, Ltd.	88,086	1,201,493
#	ODP Corp. (The)	119,989	2,648,157
	Oxford Industries, Inc.	24,437	1,049,325
	P&F Industries, Inc., Class A	1,423	6,688
	Penske Automotive Group, Inc.	294,235	13,187,613
*	Perdoceo Education Corp.	177,667	2,558,405
#*	Potbelly Corp.	97,036	339,626
	PulteGroup, Inc.	692,549	30,195,136
	PVH Corp.	210,563	10,245,996
*	Qurate Retail, Inc., Class A	405,299	4,421,812
	Ralph Lauren Corp.	74,096	5,283,045
	RCI Hospitality Holdings, Inc.	43,390	524,151
#*	Red Lion Hotels Corp.	6,658	15,646
#*	Red Robin Gourmet Burgers, Inc.	59,806	522,704
#*	Regis Corp.	101,470	779,290
	Rent-A-Center, Inc.	38,638	1,117,411
	Rocky Brands, Inc.	21,274	483,983
#	Royal Caribbean Cruises, Ltd.	120,308	5,860,203
#*	Shiloh Industries, Inc.	83,140	118,059
	Shoe Carnival, Inc.	103,146	2,532,234
#	Signet Jewelers, Ltd.	173,989	1,868,642
*	Skechers U.S.A., Inc., Class A	93,500	2,737,680
*	Skyline Champion Corp.	59,559	1,681,351
#*	Smith & Wesson Brands, Inc.	227,150	5,426,613
	Sonic Automotive, Inc., Class A	128,159	4,885,421
*	Sportsman's Warehouse Holdings, Inc.	25,198	405,436
*	Stamps.com, Inc.	23,133	6,021,057
	Standard Motor Products, Inc.	123,563	5,619,645
	Steven Madden, Ltd.	9,434	199,812
*	Stoneridge, Inc.	115,652	2,396,309

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strattec Security Corp.	8,067	$174,328
	Superior Group of Cos, Inc.	78,672	1,514,436
*	Tandy Leather Factory, Inc.	41,694	130,919
*	Taylor Morrison Home Corp.	166,264	3,898,891
#*	Tenneco, Inc., Class A	21,600	160,056
#	Tilly's, Inc., Class A	77,509	465,829
	Toll Brothers, Inc.	607,942	23,223,384
*	TopBuild Corp.	72,963	9,625,279
#*	TravelCenters of America, Inc.	23,269	325,301
#*	TRI Pointe Group, Inc.	542,445	9,069,680
#	Twin River Worldwide Holding, Inc.	24,466	527,487
*	Unifi, Inc.	90,308	1,080,084
*	Universal Electronics, Inc.	61,052	2,812,666
*	Universal Technical Institute, Inc.	57,245	425,330
#*	Urban Outfitters, Inc.	428,884	7,093,741
*	Vera Bradley, Inc.	102,746	450,541
#*	Vista Outdoor, Inc.	265,916	4,560,459
*	VOXX International Corp.	110,227	718,680
	Weyco Group, Inc.	25,926	477,557
#	Whirlpool Corp.	54,526	8,894,281
	Winnebago Industries, Inc.	133,491	8,064,191
	Wolverine World Wide, Inc.	67,815	1,630,273
*	ZAGG, Inc.	103,897	296,106
*	Zumiez, Inc.	41,247	952,806
TOTAL CONSUMER DISCRETIONARY			587,334,751
CONSUMER STAPLES — (4.6%)
	Alico, Inc.	20,252	611,205
	Andersons, Inc. (The)	124,711	1,773,390
*	Bridgford Foods Corp.	2,376	38,254
	Bunge, Ltd.	460,827	20,018,325
#*	Cal-Maine Foods, Inc.	12,578	552,740
	Casey's General Stores, Inc.	1,766	281,130
*	Central Garden & Pet Co.	61,250	2,318,925
*	Central Garden & Pet Co., Class A	176,558	6,117,735
#*	Chefs' Warehouse, Inc. (The)	72,192	832,374
	Coty, Inc., Class A	1,297,860	4,815,061
#*	Craft Brew Alliance, Inc.	79,524	1,177,750
*	Darling Ingredients, Inc.	704,265	19,670,121
*	Edgewell Personal Care Co.	179,893	5,377,002
*	elf Beauty, Inc.	47,431	847,118
*	Farmer Bros Co.	41,687	207,601
#	Fresh Del Monte Produce, Inc.	237,709	5,367,469
#*	Hain Celestial Group, Inc. (The)	140,289	4,767,020
*	Hostess Brands, Inc.	355,750	4,510,910
	Ingles Markets, Inc., Class A	64,605	2,600,351
	Ingredion, Inc.	148,866	12,876,909
	Inter Parfums, Inc.	11,941	488,267
	J&J Snack Foods Corp.	800	98,504
	John B. Sanfilippo & Son, Inc.	6,896	608,020
#*	Landec Corp.	110,879	1,046,698
	Limoneira Co.	7,961	107,314
	Mannatech, Inc.	7,995	134,316
#	MGP Ingredients, Inc.	11,800	427,986
*	Natural Alternatives International, Inc.	27,320	186,049
	Natural Grocers by Vitamin Cottage, Inc.	85,304	1,350,362
*	Nature's Sunshine Products, Inc.	1,214	11,545
	Nu Skin Enterprises, Inc., Class A	101,883	4,569,453
#	Ocean Bio-Chem, Inc.	7,511	120,251

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	28,763	$1,000,090
*	Performance Food Group Co.	2,300	64,446
*	Pilgrim's Pride Corp.	146,634	2,250,832
*	Post Holdings, Inc.	247,824	21,991,902
#	PriceSmart, Inc.	53,194	3,477,292
	Sanderson Farms, Inc.	31,027	3,459,355
	Seaboard Corp.	2,589	6,998,714
*	Seneca Foods Corp., Class A	25,957	1,016,995
*	Seneca Foods Corp., Class B	1,786	68,761
#*	Simply Good Foods Co. (The)	202,266	4,862,475
	SpartanNash Co.	139,820	2,939,715
	Spectrum Brands Holdings, Inc.	39,407	2,134,283
#	Tootsie Roll Industries, Inc.	2,644	83,815
*	TreeHouse Foods, Inc.	102,330	4,484,101
*	United Natural Foods, Inc.	277,396	5,506,311
	Universal Corp.	108,949	4,593,290
*	US Foods Holding Corp.	362,126	7,351,158
	Village Super Market, Inc., Class A	40,696	1,027,574
	Weis Markets, Inc.	95,707	4,768,123
TOTAL CONSUMER STAPLES			181,989,387
ENERGY — (3.9%)
	Adams Resources & Energy, Inc.	23,204	491,229
#	Antero Midstream Corp.	12,777	72,446
#	Arch Resources, Inc.	49,775	1,544,020
	Archrock, Inc.	409,574	2,727,763
	Ardmore Shipping Corp.	137,151	563,691
#	Berry Corp.	10,510	49,450
#*	Bonanza Creek Energy, Inc.	105,072	1,911,260
*	Bristow Group, Inc.	30,840	493,748
*	ChampionX Corp.	100,690	957,562
	Cimarex Energy Co.	61,986	1,516,178
*	Clean Energy Fuels Corp.	695,235	1,654,659
*	CNX Resources Corp.	628,707	6,067,023
#*	CONSOL Energy, Inc.	41,412	243,503
#*	Contango Oil & Gas Co.	21,131	37,613
#	Continental Resources, Inc.	58,775	1,016,220
	CVR Energy, Inc.	23,748	455,962
#*	Dawson Geophysical Co.	8,079	14,542
	Delek US Holdings, Inc.	319,671	5,587,849
	Devon Energy Corp.	337,303	3,538,308
#	DHT Holdings, Inc.	648,008	3,680,685
	Diamondback Energy, Inc.	28,881	1,151,197
#	DMC Global, Inc.	21,204	622,973
*	Dorian LPG, Ltd.	219,693	1,876,178
#*	Dril-Quip, Inc.	183,061	6,094,101
#*	Earthstone Energy, Inc., Class A	39,273	103,288
	EnLink Midstream LLC	650,528	1,593,794
#	EQT Corp.	633,328	9,195,923
	Equitrans Midstream Corp.	128,745	1,242,389
	Evolution Petroleum Corp.	47,264	123,832
*	Exterran Corp.	46,984	233,510
*	Frank's International NV	250,804	571,833
*	Geospace Technologies Corp.	49,104	370,735
#*	Green Plains, Inc.	153,348	1,982,790
*	Gulf Island Fabrication, Inc.	74,178	219,567
	Halliburton Co.	396,671	5,684,295
#*	Helix Energy Solutions Group, Inc.	6,300	26,397
	Helmerich & Payne, Inc.	295,073	5,261,152

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	HollyFrontier Corp.	513,246	$14,114,265
*	Independence Contract Drilling, Inc.	3,420	11,457
	International Seaways, Inc.	150,445	2,598,185
#	Liberty Oilfield Services, Inc., Class A	35,244	199,129
	Marathon Oil Corp.	781,015	4,287,772
*	Matrix Service Co.	87,138	762,893
	Mind Technology, Inc.	36,682	83,635
#*	Montage Resources Corp.	14,320	61,433
#	Nabors Industries, Ltd.	8,648	366,762
	NACCO Industries, Inc., Class A	24,983	545,629
	National Oilwell Varco, Inc.	416,330	4,791,958
*	Natural Gas Services Group, Inc.	62,900	401,302
	Navios Maritime Acquisition Corp.	1,692	7,783
*	Newpark Resources, Inc.	317,483	600,043
*	NexTier Oilfield Solutions, Inc.	341,681	861,036
	Noble Energy, Inc.	192,662	1,924,693
#	Nordic American Tankers, Ltd.	303,016	1,378,723
*	Oceaneering International, Inc.	50,499	283,804
*	Oil States International, Inc.	199,403	893,325
*	Overseas Shipholding Group, Inc., Class A	36,327	83,915
*	Par Pacific Holdings, Inc.	57,013	422,466
	Parsley Energy, Inc., Class A	648,643	7,122,100
	Patterson-UTI Energy, Inc.	598,418	2,318,870
*	PDC Energy, Inc.	43,741	623,747
	Peabody Energy Corp.	155,467	485,057
#*	PrimeEnergy Resources Corp.	157	11,186
*	ProPetro Holding Corp.	9,262	49,737
#	Range Resources Corp.	212,014	1,369,610
#*	Renewable Energy Group, Inc.	175,759	4,847,433
*	REX American Resources Corp.	39,375	2,683,406
#*	RPC, Inc.	244,914	727,395
#	Scorpio Tankers, Inc.	243,725	3,222,044
*	SEACOR Holdings, Inc.	80,947	2,353,939
*	SEACOR Marine Holdings, Inc.	88,230	217,046
#*	Select Energy Services, Inc., Class A	158,134	702,115
#	SFL Corp., Ltd.	326,636	2,714,345
#	Solaris Oilfield Infrastructure, Inc., Class A	59,244	430,111
#*	Southwestern Energy Co.	1,363,151	3,312,457
*	Talos Energy, Inc.	15,763	107,346
	Targa Resources Corp.	26,706	488,186
	TechnipFMC P.L.C.	398,528	3,200,180
#*	Teekay Corp.	3,847	9,156
#*	Teekay Tankers, Ltd., Class A	98,191	1,469,919
#*	Tidewater, Inc.	72,349	450,011
#	US Silica Holdings, Inc.	42,412	149,714
#	Valaris P.L.C.	54,875	21,516
#*	Westwater Resources, Inc.	3,800	8,930
	World Fuel Services Corp.	287,506	6,765,016
*	WPX Energy, Inc.	1,125,278	6,717,910
TOTAL ENERGY			156,236,355
FINANCIALS — (25.5%)
	1st Constitution Bancorp	4,837	59,785
	1st Source Corp.	126,184	4,179,214
	ACNB Corp.	2,774	57,144
#	Alerus Financial Corp.	360	6,977
	Alleghany Corp.	1,657	865,484
	Allegiance Bancshares, Inc.	49,270	1,201,695
	Ally Financial, Inc.	48,514	975,131

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Altabancorp	16,197	$303,694
*	A-Mark Precious Metals, Inc.	3,456	83,255
*	Ambac Financial Group, Inc.	12,275	157,120
	American Equity Investment Life Holding Co.	347,955	8,855,455
	American Financial Group, Inc.	164,446	9,993,383
	American National Bankshares, Inc.	24,786	544,301
	American National Group, Inc.	48,507	3,572,541
	American River Bankshares	8,728	85,709
	Ameris Bancorp	241,620	5,575,381
	AmeriServ Financial, Inc.	72,711	208,681
	Ames National Corp.	2,159	39,942
	Argo Group International Holdings, Ltd.	141,225	4,732,450
	Arrow Financial Corp.	12,018	328,091
	Associated Banc-Corp	612,689	7,866,927
	Associated Capital Group, Inc., Class A	264	10,676
	Assurant, Inc.	119,360	12,827,619
	Assured Guaranty, Ltd.	448,731	9,795,798
*	Asta Funding, Inc.	6,462	83,812
*	Athene Holding, Ltd., Class A	595,347	19,199,941
*	Atlantic American Corp.	9,523	17,618
*	Atlantic Capital Bancshares, Inc.	68,283	682,830
	Atlantic Union Bankshares Corp.	301,084	6,795,466
*	Atlanticus Holdings Corp.	50,492	412,520
	Auburn National BanCorp, Inc.	513	23,342
	Axis Capital Holdings, Ltd.	257,353	10,325,002
*	Axos Financial, Inc.	227,512	5,098,544
	Banc of California, Inc.	216,414	2,319,958
	BancFirst Corp.	21,586	940,286
*	Bancorp, Inc. (The)	255,380	2,408,233
	BancorpSouth Bank	277,023	5,798,091
	Bank of Commerce Holdings	28,725	216,874
	Bank of Marin Bancorp	28,279	888,243
	Bank of NT Butterfield & Son, Ltd. (The)	21,973	571,957
	Bank of Princeton (The)	770	13,852
	Bank OZK	429,812	10,336,979
	BankFinancial Corp.	50,594	368,830
	BankUnited, Inc.	275,383	5,546,214
	Bankwell Financial Group, Inc.	9,357	139,419
	Banner Corp.	117,771	4,172,627
#	Bar Harbor Bankshares	40,267	800,508
*	Baycom Corp.	11,460	117,809
	BCB Bancorp, Inc.	26,001	209,308
	Berkshire Hills Bancorp, Inc.	168,977	1,683,011
*	Blucora, Inc.	156,597	1,846,279
#	BOK Financial Corp.	127,970	7,127,929
	Boston Private Financial Holdings, Inc.	390,772	2,299,693
	Bridge Bancorp, Inc.	48,777	882,376
*	Bridgewater Bancshares, Inc.	14,615	135,773
*	Brighthouse Financial, Inc.	74,978	2,124,877
	Brookline Bancorp, Inc.	290,101	2,783,519
	Bryn Mawr Bank Corp.	50,093	1,304,422
#	Business First Bancshares, Inc.	800	10,912
	Byline Bancorp, Inc.	21,096	273,404
	C&F Financial Corp.	8,543	250,737
	Cadence BanCorp	206,396	1,611,953
»	Calamos Asset Management, Inc., Class A	26,268	0
	California First National Bancorp	14,758	227,937
#	Cambridge Bancorp	907	49,150
	Camden National Corp.	53,618	1,699,154

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital City Bank Group, Inc.	92,018	$1,732,699
	Capitol Federal Financial, Inc.	405,438	3,912,477
	Capstar Financial Holdings, Inc.	7,299	74,085
	Cathay General Bancorp	281,020	6,795,064
	CBTX, Inc.	5,766	91,045
	CCUR Holdings, Inc.	33,012	104,318
	Central Pacific Financial Corp.	38,844	604,413
	Central Valley Community Bancorp	19,629	257,925
	Century Bancorp, Inc., Class A	9,984	695,286
	Chemung Financial Corp.	1,976	53,372
	CIT Group, Inc.	95,112	1,804,275
	Citizens & Northern Corp.	17,398	307,945
	Citizens Community Bancorp, Inc.	33,725	223,259
	Citizens Holding Co.	1,122	24,190
#*	Citizens, Inc.	93,410	536,173
	City Holding Co.	6,008	375,260
	Civista Bancshares, Inc.	22,397	294,073
	CNA Financial Corp.	1,700	56,610
	CNB Financial Corp.	24,908	406,748
	CNO Financial Group, Inc.	1,201,584	18,143,918
	Codorus Valley Bancorp, Inc.	10,987	129,097
	Colony Bankcorp, Inc.	4,653	49,648
	Columbia Banking System, Inc.	213,971	6,190,181
	Comerica, Inc.	30,293	1,166,886
	Community Bank System, Inc.	63,377	3,563,689
	Community Bankers Trust Corp.	3,617	18,664
	Community Financial Corp. (The)	2,339	52,674
	Community Trust Bancorp, Inc.	60,941	1,865,404
	Community West Bancshares	18,755	151,165
	ConnectOne Bancorp, Inc.	116,953	1,612,782
#*	Consumer Portfolio Services, Inc.	95,806	313,286
	Cowen, Inc., Class A	66,804	1,100,262
*	Customers Bancorp, Inc.	50,467	598,034
	CVB Financial Corp.	34,390	621,427
	Dime Community Bancshares, Inc.	116,730	1,370,994
	Donegal Group, Inc., Class A	80,017	1,118,638
	Donegal Group, Inc., Class B	6,421	76,603
*	Donnelley Financial Solutions, Inc.	60,278	521,405
	E*TRADE Financial Corp.	38,306	1,944,796
	Eagle Bancorp, Inc.	75,230	2,262,918
	East West Bancorp, Inc.	850	29,461
	Employers Holdings, Inc.	130,406	4,240,803
#*	Encore Capital Group, Inc.	96,854	3,538,077
*	Enova International, Inc.	101,552	1,633,972
*	Enstar Group, Ltd.	31,247	5,247,934
	Enterprise Bancorp, Inc.	15,231	327,466
	Enterprise Financial Services Corp.	47,419	1,377,996
	Equitable Holdings, Inc.	62,484	1,278,423
*	Equity Bancshares, Inc., Class A	43,358	613,082
	ESSA Bancorp, Inc.	24,400	307,440
	Evans Bancorp, Inc.	8,795	193,930
*	EZCORP, Inc., Class A	100,102	572,583
	Farmers National Banc Corp.	56,457	610,300
#	FB Financial Corp.	8,635	219,415
	FBL Financial Group, Inc., Class A	116,453	4,050,235
	Federal Agricultural Mortgage Corp., Class A	2,759	158,642
	Federal Agricultural Mortgage Corp., Class C	41,472	2,467,999
	FedNat Holding Co.	65,233	610,581
	Financial Institutions, Inc.	54,704	807,978

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	First Acceptance Corp.	90,168	$70,782
	First American Financial Corp.	291,331	14,860,794
	First Bancorp	69,922	1,444,589
	First BanCorp	726,611	3,952,764
	First Bancorp, Inc. (The)	24,907	501,627
	First Bancshares, Inc. (The)	26,344	524,509
	First Bank	18,472	120,622
	First Busey Corp.	109,910	1,879,461
	First Business Financial Services, Inc.	16,550	246,098
	First Choice Bancorp	1,254	18,973
	First Citizens BancShares, Inc., Class A	21,741	9,258,840
	First Commonwealth Financial Corp.	311,308	2,449,994
	First Community Bancshares, Inc.	77,221	1,510,443
	First Community Corp.	2,111	28,287
	First Financial Bancorp	425,397	5,919,399
	First Financial Corp.	46,892	1,567,600
	First Financial Northwest, Inc.	75,536	687,378
	First Foundation, Inc.	119,755	1,840,634
#	First Hawaiian, Inc.	18,085	314,317
	First Horizon National Corp.	1,723,916	15,980,701
	First Internet Bancorp	14,234	208,528
	First Interstate BancSystem, Inc., Class A	132,391	3,853,902
	First Merchants Corp.	170,693	4,170,030
	First Mid Bancshares, Inc.	19,939	486,711
	First Midwest Bancorp, Inc.	461,754	5,603,385
	First Northwest Bancorp	7,168	73,472
	First of Long Island Corp. (The)	56,952	849,154
	First Savings Financial Group, Inc.	426	18,105
	First United Corp.	7,060	76,319
	Flagstar Bancorp, Inc.	211,532	6,637,874
	Flushing Financial Corp.	119,416	1,323,129
	FNB Corp.	1,095,289	8,116,091
	Franklin Financial Network, Inc.	29,474	778,114
	FS Bancorp, Inc.	5,027	191,026
	Fulton Financial Corp.	760,323	7,375,133
*	Genworth Financial, Inc., Class A	20,742	42,314
	German American Bancorp, Inc.	76,133	2,165,223
	Glacier Bancorp, Inc.	4,033	142,405
	Global Indemnity, Ltd.	56,695	1,295,481
	Great Southern Bancorp, Inc.	40,466	1,459,609
	Great Western Bancorp, Inc.	201,630	2,621,190
*	Green Dot Corp., Class A	36,947	1,872,843
#*	Greenlight Capital Re, Ltd., Class A	152,985	988,283
	Guaranty Bancshares, Inc.	11,062	299,780
	Guaranty Federal Bancshares, Inc.	14,051	207,393
*	Hallmark Financial Services, Inc.	60,574	172,030
	Hancock Whitney Corp.	289,574	5,519,280
	Hanmi Financial Corp.	153,890	1,420,405
	Hanover Insurance Group, Inc. (The)	47,715	4,861,204
*	HarborOne Bancrop, Inc.	71,199	616,583
	Hawthorn Bancshares, Inc.	14,982	247,503
#	HCI Group, Inc.	16,036	715,526
	Heartland Financial USA, Inc.	93,144	2,909,819
	Heritage Commerce Corp.	149,949	1,016,654
	Heritage Financial Corp.	76,874	1,454,072
	Heritage Insurance Holdings, Inc.	71,214	845,310
	Hilltop Holdings, Inc.	306,847	5,974,311
	Hingham Institution For Savings (The)	1,253	220,528
*	HMN Financial, Inc.	17,795	249,130

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	12,176	$284,675
	Home BancShares, Inc.	34,083	556,575
	HomeStreet, Inc.	71,609	1,893,342
	HomeTrust Bancshares, Inc.	21,623	311,804
	Hope Bancorp, Inc.	448,418	3,780,164
	Horace Mann Educators Corp.	167,777	6,305,060
	Horizon Bancorp, Inc.	90,914	919,141
*	Howard Bancorp, Inc.	20,742	197,256
	Independence Holding Co.	8,504	281,142
	Independent Bank Corp.	66,418	4,285,289
	Independent Bank Corp.	43,229	603,693
#	Independent Bank Group, Inc.	140,590	6,176,119
	International Bancshares Corp.	281,542	8,564,508
#	Invesco, Ltd.	1,242,398	12,473,676
	Investar Holding Corp.	3,508	46,762
	Investors Bancorp, Inc.	976,639	7,930,309
	Investors Title Co.	7,512	864,481
	James River Group Holdings, Ltd.	12,755	590,812
#	Janus Henderson Group P.L.C.	576,515	12,043,398
	Jefferies Financial Group, Inc.	29,798	482,728
	Kearny Financial Corp.	314,842	2,531,330
	Kemper Corp.	186,142	14,615,870
	Kentucky First Federal Bancorp	159	956
	Kingstone Cos., Inc.	1,214	6,556
	Lake Shore Bancorp, Inc.	1,066	12,334
	Lakeland Bancorp, Inc.	160,777	1,636,710
	Lakeland Financial Corp.	31,058	1,374,627
	Landmark Bancorp, Inc.	3,430	70,658
	LCNB Corp.	1,670	20,908
	Legg Mason, Inc.	251,673	12,581,133
#*	LendingClub Corp.	87,105	454,688
	Level One Bancorp, Inc.	507	8,198
	Lincoln National Corp.	53,823	2,005,983
#	Live Oak Bancshares, Inc.	74,811	1,272,535
	Luther Burbank Corp.	22,301	213,421
	Macatawa Bank Corp.	92,971	669,391
	Mackinac Financial Corp.	18,725	170,397
*	Magyar Bancorp, Inc.	6,751	51,578
*	Malvern Bancorp, Inc.	4,264	51,509
	Marlin Business Services Corp.	62,483	458,625
#*	MBIA, Inc.	382,403	3,063,048
	Mercantile Bank Corp.	53,113	1,130,776
	Merchants Bancorp	10,488	193,294
	Mercury General Corp.	37,047	1,589,687
	Meridian Bancorp, Inc.	156,109	1,780,423
	Meta Financial Group, Inc.	96,283	1,796,641
*	Metropolitan Bank Holding Corp.	3,724	110,156
	MGIC Investment Corp.	394,009	3,258,454
	Mid Penn Bancorp, Inc.	262	5,036
	Middlefield Banc Corp.	1,934	34,116
	Midland States Bancorp, Inc.	41,270	581,494
	MidWestOne Financial Group, Inc.	23,796	430,232
#*	Mr Cooper Group, Inc.	213,899	3,492,971
	MVB Financial Corp.	1,514	20,015
	National Bank Holdings Corp., Class A	74,644	2,073,610
	National Bankshares, Inc.	1,446	36,266
	National General Holdings Corp.	210,602	7,158,362
	National Security Group, Inc. (The)	193	2,613
	National Western Life Group, Inc., Class A	9,435	1,837,844

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Navient Corp.	860,492	$6,849,516
	NBT Bancorp, Inc.	93,095	2,773,300
	Nelnet, Inc., Class A	122,931	7,129,998
	New York Community Bancorp, Inc.	1,738,230	18,303,562
»	NewStar Financial, Inc.	159,703	16,226
*	NI Holdings, Inc.	6,748	111,207
*	Nicholas Financial, Inc.	23,562	192,266
*	Nicolet Bankshares, Inc.	13,777	771,788
*	NMI Holdings, Inc., Class A	70,866	1,099,840
*	Northeast Bank	14,874	283,201
	Northfield Bancorp, Inc.	208,454	2,003,243
	Northrim BanCorp, Inc.	26,190	602,894
	Northwest Bancshares, Inc.	409,524	4,033,811
	Norwood Financial Corp.	4,180	101,240
	OceanFirst Financial Corp.	138,688	2,124,700
	OFG Bancorp	190,288	2,488,967
	Ohio Valley Banc Corp.	1,614	31,796
	Old National Bancorp	597,463	8,358,507
	Old Republic International Corp.	745,369	11,978,080
	Old Second Bancorp, Inc.	88,537	736,628
*	On Deck Capital, Inc.	128,635	187,807
	OneMain Holdings, Inc.	256,535	7,362,554
	Oppenheimer Holdings, Inc., Class A	14,033	297,359
	Origin Bancorp, Inc.	2,841	67,445
	Orrstown Financial Services, Inc.	9,814	133,470
*	Pacific Mercantile Bancorp	38,847	144,122
	Pacific Premier Bancorp, Inc.	330,106	6,935,527
	PacWest Bancorp	383,091	7,000,988
	Park National Corp.	5,636	483,343
	Parke Bancorp, Inc.	8,523	99,634
	PCSB Financial Corp.	16,708	185,793
	Peapack-Gladstone Financial Corp.	85,826	1,397,247
	Penns Woods Bancorp, Inc.	9,287	187,597
	Pennymac Financial Services, Inc.	24,709	1,192,456
	Peoples Bancorp of North Carolina, Inc.	5,107	84,521
	Peoples Bancorp, Inc.	81,822	1,642,168
	Peoples Financial Services Corp.	2,243	80,546
	People's United Financial, Inc.	1,770,032	19,098,645
	Pinnacle Financial Partners, Inc.	248,663	9,852,028
	Piper Sandler Cos.	45,469	2,814,986
	Plumas Bancorp	600	12,522
	Popular, Inc.	345,889	12,835,941
#*	PRA Group, Inc.	86,380	3,417,193
	Preferred Bank	26,626	991,818
	Premier Financial Bancorp, Inc.	42,453	450,002
	Premier Financial Corp.	130,277	2,303,297
	ProAssurance Corp.	124,253	1,826,519
	Prosperity Bancshares, Inc.	241,735	13,430,797
	Protective Insurance Corp., Class A	276	4,045
	Protective Insurance Corp., Class B	31,157	398,810
	Provident Financial Holdings, Inc.	26,149	319,018
	Provident Financial Services, Inc.	266,361	3,635,828
	Prudential Bancorp, Inc.	2,664	29,837
	QCR Holdings, Inc.	42,932	1,282,808
	Radian Group, Inc.	439,207	6,552,968
	RBB Bancorp	12,893	165,030
	Red River Bancshares, Inc.	532	21,301
*	Regional Management Corp.	23,874	362,646
	Reinsurance Group of America, Inc.	173,013	14,749,358

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RenaissanceRe Holdings, Ltd.	25,086	$4,525,013
	Renasant Corp.	213,528	4,960,255
	Republic Bancorp, Inc., Class A	20,756	627,246
*	Republic First Bancorp, Inc.	31,364	73,078
	Riverview Bancorp, Inc.	63,415	309,465
	S&T Bancorp, Inc.	96,920	2,083,780
	Safety Insurance Group, Inc.	37,898	2,867,742
#	Salisbury Bancorp, Inc.	490	17,841
	Sandy Spring Bancorp, Inc.	137,730	3,184,318
	Santander Consumer USA Holdings, Inc.	714,918	13,125,894
	SB Financial Group, Inc.	1,320	16,394
	SB One Bancorp	11,330	209,718
*	Seacoast Banking Corp. of Florida	64,429	1,216,420
*	Security National Financial Corp., Class A	12,718	78,216
*	Select Bancorp, Inc.	8,275	64,628
	Selective Insurance Group, Inc.	101,187	5,498,502
	Shore Bancshares, Inc.	15,957	147,921
	Sierra Bancorp	39,197	689,083
	Signature Bank	31,475	3,227,132
	Simmons First National Corp., Class A	382,303	6,342,407
	SLM Corp.	98,617	667,637
	SmartFinancial, Inc.	15,413	219,789
	South State Corp.	176,896	8,430,863
*	Southern First Bancshares, Inc.	18,379	448,448
	Southern Missouri Bancorp, Inc.	13,108	285,885
	Southern National Bancorp of Virginia, Inc.	36,453	306,934
	Southside Bancshares, Inc.	31,566	874,378
*	Spirit of Texas Bancshares, Inc.	2,163	25,199
	State Auto Financial Corp.	140,948	2,186,103
	Sterling Bancorp	663,298	7,462,102
	Sterling Bancorp, Inc.	26,520	80,886
	Stewart Information Services Corp.	90,517	3,797,188
	Stifel Financial Corp.	183,296	8,886,190
	Stock Yards Bancorp, Inc.	1,749	68,368
*	StoneX Group, Inc.	45,991	2,413,608
	Summit Financial Group, Inc.	18,930	284,707
	Synovus Financial Corp.	375,385	7,564,008
	TCF Financial Corp.	462,340	12,709,727
	Territorial Bancorp, Inc.	28,290	621,531
*	Texas Capital Bancshares, Inc.	164,712	5,471,733
*	Third Point Reinsurance, Ltd.	324,444	2,527,419
	Timberland Bancorp, Inc.	48,218	803,312
	Tiptree, Inc.	139,954	706,768
	Tompkins Financial Corp.	4,578	295,418
	Towne Bank	178,230	3,143,977
	TriCo Bancshares	65,087	1,822,436
*	TriState Capital Holdings, Inc.	110,903	1,469,465
*	Triumph Bancorp, Inc.	63,332	1,659,298
	TrustCo Bank Corp. NY	293,472	1,699,203
	Trustmark Corp.	303,183	6,827,681
	UMB Financial Corp.	18,792	935,842
	Umpqua Holdings Corp.	838,299	9,095,544
#*	Unico American Corp.	35,600	168,922
	United Bancshares, Inc.	590	11,800
#	United Bankshares, Inc.	378,509	9,962,357
	United Community Banks, Inc.	227,639	4,081,567
	United Fire Group, Inc.	58,477	1,483,561
	United Insurance Holdings Corp.	119,382	883,427
	United Security Bancshares	1,687	10,561

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Unity Bancorp, Inc.	30,640	$383,306
	Universal Insurance Holdings, Inc.	64,657	1,132,144
	Univest Financial Corp.	117,023	1,789,282
	Unum Group	664,142	11,443,167
	Valley National Bancorp	1,435,981	10,726,778
	Veritex Holdings, Inc.	41,993	702,123
#	Victory Capital Holdings, Inc., Class A	1,256	22,294
	Virtus Investment Partners, Inc.	19,929	2,708,750
	Voya Financial, Inc.	459,861	22,717,133
#	Waddell & Reed Financial, Inc., Class A	91,113	1,329,339
	Walker & Dunlop, Inc.	67,092	3,382,108
	Washington Federal, Inc.	320,890	7,489,573
	Washington Trust Bancorp, Inc.	17,053	568,547
	Waterstone Financial, Inc.	99,338	1,517,885
	Webster Financial Corp.	235,820	6,430,811
	WesBanco, Inc.	236,345	4,686,721
	West BanCorp, Inc.	71,042	1,165,799
	Western Alliance Bancorp	48,874	1,757,020
	Western New England Bancorp, Inc.	103,704	522,668
	Westwood Holdings Group, Inc.	9,442	107,261
	White Mountains Insurance Group, Ltd.	8,290	7,296,278
	Wintrust Financial Corp.	191,249	8,185,457
#*	World Acceptance Corp.	2,095	155,658
	WSFS Financial Corp.	182,154	5,196,854
	WVS Financial Corp.	1,304	17,030
	Zions Bancorp NA	457,445	14,853,239
TOTAL FINANCIALS			1,007,257,751
HEALTH CARE — (5.0%)
#*	Abeona Therapeutics, Inc.	6,000	17,100
#*	Acadia Healthcare Co., Inc.	342,876	10,221,134
#»	Achillion Pharmaceuticals, Inc.	98,996	45,538
*	Addus HomeCare Corp.	749	72,211
#*	Adverum Biotechnologies, Inc.	86,143	1,444,618
*	Akebia Therapeutics, Inc.	24,796	276,971
*	Allscripts Healthcare Solutions, Inc.	790,373	7,113,357
#*	AMAG Pharmaceuticals, Inc.	68,988	659,180
#*	American Shared Hospital Services	8,624	17,420
*	AMN Healthcare Services, Inc.	14,829	814,705
*	Amphastar Pharmaceuticals, Inc.	83,105	1,663,762
#*	AnaptysBio, Inc.	26,757	480,556
*	AngioDynamics, Inc.	140,008	1,156,466
*	ANI Pharmaceuticals, Inc.	600	17,766
#*	Anika Therapeutics, Inc.	54,484	1,983,218
*	Applied Genetic Technologies Corp.	52,084	275,004
*	Assembly Biosciences, Inc.	72	1,598
*	Avanos Medical, Inc.	207,829	6,374,115
*	BioTelemetry, Inc.	5,499	234,037
*	Brookdale Senior Living, Inc.	605,701	1,677,792
	Cantel Medical Corp.	3,078	145,436
#*	Catalyst Biosciences, Inc.	58,904	300,999
	Computer Programs and Systems, Inc.	23,392	577,315
#*	Concert Pharmaceuticals, Inc.	3,300	30,591
	CONMED Corp.	66,216	5,465,469
#*	Corvus Pharmaceuticals, Inc.	100	424
*	Covetrus, Inc.	138,787	3,075,520
*	Cross Country Healthcare, Inc.	19,721	127,891
#*	Cumberland Pharmaceuticals, Inc.	64,721	215,521
#*	Cyclerion Therapeutics, Inc.	11,200	42,784

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	DaVita, Inc.	78,022	$6,818,343
#*	Digirad Corp.	5,037	14,104
#*	Electromed, Inc.	22,812	378,451
*	Emergent BioSolutions, Inc.	30,272	3,367,457
*	Enanta Pharmaceuticals, Inc.	37,920	1,738,632
	Ensign Group, Inc. (The)	13,508	621,233
	Envista Holdings Corp.	30,707	671,562
#*	Enzo Biochem, Inc.	212,237	505,124
#*	Evolent Health, Inc., Class A	238,322	2,776,451
*	Five Prime Therapeutics, Inc.	65,631	387,223
#*	Five Star Senior Living, Inc.	48,334	219,436
*	Fluidigm Corp.	3,533	24,872
*	FONAR Corp.	23,111	568,993
#*	G1 Therapeutics, Inc.	219	3,213
#*	GlycoMimetics, Inc.	46,250	182,225
*	Harvard Bioscience, Inc.	146,022	454,128
*	HealthStream, Inc.	60,223	1,322,196
*	HMS Holdings Corp.	42,812	1,391,390
*	Horizon Therapeutics P.L.C.	51,133	3,128,828
*	Inovalon Holdings, Inc., Class A	8,384	197,276
*	Integer Holdings Corp.	126,414	8,314,249
#*	IntriCon Corp.	8,292	89,554
#	Invacare Corp.	163,491	1,150,977
*	IRIDEX Corp.	30,553	61,717
*	Jazz Pharmaceuticals P.L.C.	53,479	5,789,102
#*	Jounce Therapeutics, Inc.	73,691	337,505
	Kewaunee Scientific Corp.	10,719	102,045
*	Kindred Biosciences, Inc.	32,390	106,563
#*	Lannett Co., Inc.	56,891	338,501
#	LeMaitre Vascular, Inc.	15,787	463,033
*	LHC Group, Inc.	17,060	3,328,577
#*	Ligand Pharmaceuticals, Inc.	11,300	1,324,134
	Luminex Corp.	60,401	2,198,596
#*	Lumos Pharma, Inc.	2,277	32,379
*	Magellan Health, Inc.	106,199	7,876,780
*»	MedCath Corp.	116,120	0
*	MEDNAX, Inc.	303,167	6,057,277
*	Meridian Bioscience, Inc.	138,961	3,403,155
*	Merit Medical Systems, Inc.	111,754	4,997,639
#	Merrimack Pharmaceuticals, Inc.	84,806	281,556
#*	Misonix, Inc.	17,988	223,591
#*	MTBC, Inc.	10,138	110,200
*	Mylan NV	72,104	1,161,595
#*	Myriad Genetics, Inc.	243,511	2,939,178
	National HealthCare Corp.	30,775	1,825,573
*	Natus Medical, Inc.	28,915	537,241
#	Neoleukin Therapeutics, Inc.	33,079	320,205
*	NextGen Healthcare, Inc.	90,895	1,328,885
#*	OPKO Health, Inc.	10,855	55,903
*	OraSure Technologies, Inc.	180,521	3,276,456
*	Orthofix Medical, Inc.	23,117	709,923
*	Otonomy, Inc.	85,113	298,747
	Owens & Minor, Inc.	339,710	5,462,537
	Patterson Cos., Inc.	329,835	8,760,418
#*	PDL BioPharma, Inc.	630,444	2,004,812
*	Pennant Group, Inc.	3,724	93,323
	Perrigo Co. P.L.C.	401,917	21,309,639
#*	Pfenex, Inc.	4,871	34,535
*	Premier, Inc., Class A	90,166	3,153,105

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	134,327	$4,995,621
*	Protagonist Therapeutics, Inc.	20,402	320,923
#*	Prothena Corp. P.L.C.	69,351	848,856
*	Providence Service Corp. (The)	23,334	1,890,287
*	Savara, Inc.	7,710	15,343
*	Select Medical Holdings Corp.	360,437	6,862,720
*	Spectrum Pharmaceuticals, Inc.	43,890	131,231
*	Supernus Pharmaceuticals, Inc.	118,681	2,642,432
*	Surgalign Holdings, Inc.	231,024	649,177
#*	Surgery Partners, Inc.	130,385	1,990,979
#*	Syneos Health, Inc.	73,977	4,615,425
#*	Synlogic, Inc.	71,045	160,562
*	Taro Pharmaceutical Industries, Ltd.	9,295	604,268
#*	Triple-S Management Corp., Class B	71,104	1,383,684
	Utah Medical Products, Inc.	1,047	85,331
*	Vanda Pharmaceuticals, Inc.	104,571	1,054,076
*	Varex Imaging Corp.	72,183	1,131,829
#*	Wright Medical Group NV	22,293	669,236
TOTAL HEALTH CARE			199,210,820
INDUSTRIALS — (21.0%)
	AAR Corp.	153,489	2,643,081
	ABM Industries, Inc.	293,844	10,549,000
*	Acacia Research Corp.	94,080	372,557
	ACCO Brands Corp.	258,640	1,686,333
	Acme United Corp.	8,213	177,976
	Acuity Brands, Inc.	370	36,667
#	ADT, Inc.	218,348	1,879,976
#*	Advanced Disposal Services, Inc.	37,476	1,130,276
*	AECOM	123,182	4,457,957
*	Aegion Corp.	85,783	1,322,774
*	Aerovironment, Inc.	13,118	1,004,183
	AGCO Corp.	273,209	17,930,707
	Air Lease Corp.	419,908	11,009,988
*	Air Transport Services Group, Inc.	120,742	2,942,483
	Alamo Group, Inc.	62,459	6,440,147
	Alaska Air Group, Inc.	122,152	4,206,915
	Albany International Corp., Class A	72,670	3,493,974
#	Allegiant Travel Co.	1,325	148,440
	Allied Motion Technologies, Inc.	12,051	454,323
	Altra Industrial Motion Corp.	35,754	1,223,859
	AMERCO	43,390	13,786,305
*	Ameresco, Inc., Class A	58,493	1,619,086
*	American Woodmark Corp.	27,892	2,248,653
*	AMREP Corp.	8,943	39,886
	Apogee Enterprises, Inc.	107,723	2,325,740
	Applied Industrial Technologies, Inc.	102,374	6,461,847
	ARC Document Solutions, Inc.	151,207	148,258
	ArcBest Corp.	84,767	2,576,069
	Arcosa, Inc.	218,632	9,230,643
	Argan, Inc.	29,181	1,251,865
*	Armstrong Flooring, Inc.	43,500	129,195
*	ASGN, Inc.	152,272	10,424,541
	Astec Industries, Inc.	75,731	3,369,272
*	Atlas Air Worldwide Holdings, Inc.	134,989	7,030,227
*	Avalon Holdings Corp., Class A	3,700	6,438
	AZZ, Inc.	19,332	610,505
	Barnes Group, Inc.	136,481	5,032,054
	Barrett Business Services, Inc.	9,363	493,243

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Beacon Roofing Supply, Inc.	293,550	$9,147,018
	BG Staffing, Inc.	5,472	49,686
*	BMC Stock Holdings, Inc.	153,258	3,923,405
	Brady Corp., Class A	78,318	3,600,278
*	BrightView Holdings, Inc.	23,274	282,081
*	Broadwind, Inc.	16,100	74,543
*	Builders FirstSource, Inc.	101,052	2,393,922
*	CAI International, Inc.	77,631	1,336,030
*	CBIZ, Inc.	181,069	4,378,248
*	CECO Environmental Corp.	143,398	960,767
*	Chart Industries, Inc.	165,790	11,361,589
	Chicago Rivet & Machine Co.	1,983	42,109
*	CIRCOR International, Inc.	61,176	1,604,035
*	Clean Harbors, Inc.	115,444	6,880,462
#*	Colfax Corp.	494,489	14,379,740
	Columbus McKinnon Corp.	75,237	2,492,602
	Comfort Systems USA, Inc.	47,713	2,371,813
*	Commercial Vehicle Group, Inc.	29,611	69,290
	CompX International, Inc.	5,744	79,440
*	Construction Partners, Inc., Class A	9,337	154,527
	Copa Holdings SA, Class A	34,708	1,438,300
	CoreLogic, Inc.	71,871	4,898,727
#*	Cornerstone Building Brands, Inc.	41,055	232,782
	Costamare, Inc.	269,613	1,226,739
*	Covenant Logistics Group, Inc.	59,106	995,936
	CRA International, Inc.	29,637	1,237,937
	Crane Co.	10,478	592,740
	CSW Industrials, Inc.	16,461	1,099,430
#	Cubic Corp.	89,173	3,745,266
	Douglas Dynamics, Inc.	70,291	2,484,787
*	Ducommun, Inc.	43,838	1,575,976
*	DXP Enterprises, Inc.	70,622	1,192,099
#*	Dycom Industries, Inc.	26,910	1,152,555
	Eastern Co. (The)	32,147	524,318
*	Echo Global Logistics, Inc.	115,455	2,893,880
	EMCOR Group, Inc.	20,058	1,373,973
	Encore Wire Corp.	91,119	4,573,263
#	Enerpac Tool Group Corp.	78,310	1,480,059
	EnerSys	85,269	5,735,193
	Ennis, Inc.	94,663	1,637,670
	EnPro Industries, Inc.	69,061	3,296,282
	ESCO Technologies, Inc.	81,824	7,031,955
	Espey Manufacturing & Electronics Corp.	13,355	248,804
	Federal Signal Corp.	210,203	6,497,375
	Forward Air Corp.	19,601	1,019,056
*	Franklin Covey Co.	46,828	847,119
	Franklin Electric Co., Inc.	33,384	1,804,405
*	FTI Consulting, Inc.	58,318	6,965,502
#*	Gates Industrial Corp. P.L.C.	51,389	541,640
#	GATX Corp.	190,739	11,633,172
	Genco Shipping & Trading, Ltd.	122,801	833,819
*	Gencor Industries, Inc.	57,031	682,661
*	Gibraltar Industries, Inc.	135,316	6,998,544
*	GMS, Inc.	121,257	2,841,051
*	Goldfield Corp. (The)	14,156	55,067
	Gorman-Rupp Co. (The)	109,503	3,313,561
*	GP Strategies Corp.	90,212	670,275
	Graham Corp.	3,996	52,587
#	Granite Construction, Inc.	185,777	3,150,778

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	216,542	$1,810,291
	Greenbrier Cos., Inc. (The)	128,987	3,318,835
	Griffon Corp.	250,012	5,717,774
	H&E Equipment Services, Inc.	65,215	1,147,132
*	Harsco Corp.	1,956	31,218
#	Hawaiian Holdings, Inc.	151,041	1,795,877
	Heartland Express, Inc.	60,793	1,233,186
	Heidrick & Struggles International, Inc.	78,857	1,595,277
	Helios Technologies, Inc.	25,047	947,528
*	Herc Holdings, Inc.	45,532	1,527,143
*	Heritage-Crystal Clean, Inc.	41,140	573,080
	Herman Miller, Inc.	19,744	462,602
	Hillenbrand, Inc.	27,303	798,067
	HNI Corp.	1,176	34,927
*	Houston Wire & Cable Co.	16,754	42,053
	Howmet Aerospace, Inc.	59,287	876,262
*	Hub Group, Inc., Class A	119,601	6,326,893
*	Hudson Global, Inc.	594	5,530
	Hurco Cos., Inc.	32,038	888,734
*	Huron Consulting Group, Inc.	79,042	3,771,884
	Hyster-Yale Materials Handling, Inc.	43,601	1,626,753
*	IAA, Inc.	466	20,201
	ICF International, Inc.	61,609	4,165,384
*	IES Holdings, Inc.	3,589	85,526
*	InnerWorkings, Inc.	124,475	342,306
*	Innovative Solutions & Support, Inc.	5,621	28,386
	Insteel Industries, Inc.	73,466	1,369,406
	Interface, Inc.	90,555	722,629
	ITT, Inc.	86,313	4,982,849
	Jacobs Engineering Group, Inc.	5,007	427,347
*	JELD-WEN Holding, Inc.	122,916	2,409,154
*	JetBlue Airways Corp.	1,133,626	11,721,693
	Kadant, Inc.	57,227	6,209,702
	Kaman Corp.	87,989	3,474,686
#	KAR Auction Services, Inc.	183,573	2,777,459
	Kelly Services, Inc., Class A	132,061	1,955,823
	Kennametal, Inc.	172,964	4,663,109
	Kforce, Inc.	1,297	37,405
	Kimball International, Inc., Class B	137,692	1,506,350
*	Kirby Corp.	183,892	8,503,166
#	Knight-Swift Transportation Holdings, Inc.	663,046	28,835,871
	Knoll, Inc.	16,846	197,267
	Korn Ferry	202,269	5,683,759
*	Lawson Products, Inc.	26,425	789,579
*	LB Foster Co., Class A	38,491	541,183
	LSI Industries, Inc.	51,779	303,425
#*	Lydall, Inc.	88,401	1,432,096
	Macquarie Infrastructure Corp.	288,370	8,639,565
*	Manitex International, Inc.	5,026	22,667
*	Manitowoc Co., Inc. (The)	152,949	1,630,436
	ManpowerGroup, Inc.	105,156	7,233,681
	Marten Transport, Ltd.	324,263	8,631,881
*	Masonite International Corp.	50,108	4,226,610
#*	MasTec, Inc.	222,715	8,859,603
*	Mastech Digital, Inc.	2,816	60,544
	Matson, Inc.	178,811	6,512,297
	Matthews International Corp., Class A	128,990	2,786,184
#*	Maxar Technologies, Inc.	18,832	335,021
	McGrath RentCorp	70,821	4,109,034

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Mesa Air Group, Inc.	42,710	$132,401
*	Middleby Corp. (The)	1,226	101,832
	Miller Industries, Inc.	59,589	1,689,348
*	Mistras Group, Inc.	53,460	188,714
	Moog, Inc., Class A	71,371	3,834,050
*	Morgan Group Holding Co.	6	73
*	MRC Global, Inc.	67,005	398,680
	MSC Industrial Direct Co., Inc., Class A	77,763	5,133,136
	Mueller Industries, Inc.	133,910	3,744,124
	Mueller Water Products, Inc., Class A	285,621	2,890,485
*	MYR Group, Inc.	70,755	2,594,586
	National Presto Industries, Inc.	18,332	1,565,369
	Nielsen Holdings P.L.C.	165,045	2,381,599
	NL Industries, Inc.	14,037	51,375
#	NN, Inc.	100,462	528,430
*	Northwest Pipe Co.	53,476	1,328,879
*	NOW, Inc.	506,633	3,992,268
#*	NV5 Global, Inc.	32,961	1,870,207
	nVent Electric P.L.C.	165,310	3,002,030
*	Orion Group Holdings, Inc.	78,737	226,763
	Oshkosh Corp.	177,390	13,964,141
	Owens Corning	440,100	26,612,847
*	PAM Transportation Services, Inc.	25,480	714,969
	Park Aerospace Corp.	78,622	847,545
#	Park-Ohio Holdings Corp.	38,885	560,722
	Patrick Industries, Inc.	45,534	2,911,899
	Patriot Transportation Holding, Inc.	9,898	89,181
*	Perma-Pipe International Holdings, Inc.	44,798	264,756
*	PGT Innovations, Inc.	80,772	1,378,778
*	PICO Holdings, Inc.	50,122	406,991
#	Pitney Bowes, Inc.	23,812	79,532
	Powell Industries, Inc.	60,001	1,593,027
	Preformed Line Products Co.	18,288	900,867
	Primoris Services Corp.	107,973	1,730,807
#	Quad/Graphics, Inc.	36,556	113,689
	Quanex Building Products Corp.	79,928	1,122,988
	Quanta Services, Inc.	632,156	25,267,275
*	Radiant Logistics, Inc.	170,866	726,180
	Raven Industries, Inc.	40,179	868,268
*	RBC Bearings, Inc.	1,128	138,090
*	RCM Technologies, Inc.	78,752	120,491
	Regal Beloit Corp.	149,228	13,724,499
#*	Resideo Technologies, Inc.	151,792	2,015,798
	Resources Connection, Inc.	139,360	1,574,768
	REV Group, Inc.	40,303	261,969
	Rexnord Corp.	146,132	4,233,444
	Rush Enterprises, Inc., Class A	180,568	8,591,425
	Rush Enterprises, Inc., Class B	51,902	2,065,700
	Ryder System, Inc.	233,530	8,554,204
*	Saia, Inc.	91,245	10,899,215
	Schneider National, Inc., Class B	64,681	1,625,434
#	Scorpio Bulkers, Inc.	10,098	148,037
*	Sensata Technologies Holding P.L.C.	170,847	6,488,769
	Servotronics, Inc.	7,061	58,748
	Shyft Group, Inc. (The)	144,062	2,719,891
*	SIFCO Industries, Inc.	12,483	47,560
	Simpson Manufacturing Co., Inc.	63,280	6,110,317
	SkyWest, Inc.	240,109	6,317,268
#	Snap-on, Inc.	71,638	10,449,835

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SP Plus Corp.	80,711	$1,282,498
#*	Spirit Airlines, Inc.	223,801	3,538,294
*	SPX Corp.	52,263	2,195,046
*	SPX FLOW, Inc.	73,038	2,927,363
	Standex International Corp.	54,396	2,912,906
	Steelcase, Inc., Class A	280,648	3,011,353
*	Sterling Construction Co., Inc.	94,214	970,404
	Systemax, Inc.	80,391	1,801,562
*	Taylor Devices, Inc.	706	7,102
*	Team, Inc.	103,175	407,541
	Terex Corp.	259,786	4,896,966
	Tetra Tech, Inc.	3,114	276,056
#*	Textainer Group Holdings, Ltd.	97,073	819,296
	Textron, Inc.	32,241	1,126,501
*	Thermon Group Holdings, Inc.	119,085	1,613,602
	Timken Co. (The)	132,287	6,040,224
*	Titan Machinery, Inc.	99,773	1,084,034
*	Transcat, Inc.	8,060	224,874
*	TriMas Corp.	139,851	3,272,513
	Trinity Industries, Inc.	621,127	12,130,610
	Triton International, Ltd.	341,605	10,750,309
*	TrueBlue, Inc.	138,805	2,141,761
*	Tutor Perini Corp.	76,022	894,779
*	Twin Disc, Inc.	52,625	308,382
#*	U.S. Xpress Enterprises, Inc., Class A	9,811	89,869
	UFP Industries, Inc.	262,158	15,262,839
*	Ultralife Corp.	54,582	387,532
	UniFirst Corp.	54,144	10,096,773
*	United Airlines Holdings, Inc.	18,718	587,371
*	United Rentals, Inc.	1,760	273,451
*	Univar Solutions, Inc.	88,108	1,556,868
	Universal Logistics Holdings, Inc.	11,902	218,640
	US Ecology, Inc.	2,197	76,192
*	USA Truck, Inc.	8,900	86,953
	Valmont Industries, Inc.	12,525	1,518,030
*	Vectrus, Inc.	43,249	1,902,523
*	Veritiv Corp.	38,418	588,180
	Viad Corp.	93,779	1,356,044
*	Virco Manufacturing Corp.	23,168	51,433
	VSE Corp.	23,342	656,610
#	Wabash National Corp.	172,617	1,966,108
	Watts Water Technologies, Inc., Class A	67,756	5,684,051
	Werner Enterprises, Inc.	190,431	8,376,108
*	WESCO International, Inc.	161,720	6,286,056
#*	Willdan Group, Inc.	12,038	296,857
*	Willis Lease Finance Corp.	36,581	713,329
*	WillScot Mobile Mini Holdings Corp.	513,308	7,730,418
#*	XPO Logistics, Inc.	160,328	12,027,807
TOTAL INDUSTRIALS			829,194,932
INFORMATION TECHNOLOGY — (9.6%)
#*	2U, Inc.	18,746	882,843
*»	Actua Corp.	11,098	1,110
	ADTRAN, Inc.	76,933	955,508
*	Alithya Group, Inc., Class A	87,929	141,566
*	Alpha & Omega Semiconductor, Ltd.	73,676	802,332
*	Amkor Technology, Inc.	595,912	8,101,424
*	Amtech Systems, Inc.	16,144	83,142
*	Arlo Technologies, Inc.	61,047	257,618

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arrow Electronics, Inc.	366,807	$26,270,717
	AstroNova, Inc.	26,277	180,786
*	Avaya Holdings Corp.	28,002	354,505
*	Aviat Networks, Inc.	7,802	159,941
	Avnet, Inc.	353,311	9,440,470
*	Aware, Inc.	66,795	198,381
*	Axcelis Technologies, Inc.	116,642	3,431,608
*	AXT, Inc.	148,738	712,455
	Bel Fuse, Inc., Class A	9,916	114,034
	Bel Fuse, Inc., Class B	13,145	160,369
	Belden, Inc.	65,005	2,054,158
	Benchmark Electronics, Inc.	200,865	4,089,611
#»	BroadVision, Inc.	6,824	30,127
#	Brooks Automation, Inc.	176,037	9,585,215
*	BSQUARE Corp.	33,602	49,731
	Cabot Microelectronics Corp.	2,892	435,882
*	CACI International, Inc., Class A	72,603	15,088,355
*	CalAmp Corp.	26,471	208,591
	Cass Information Systems, Inc.	1,372	49,159
*	Cirrus Logic, Inc.	96,193	6,592,106
*	Clearfield, Inc.	15,468	288,324
*	Coherent, Inc.	25,555	3,547,801
	Cohu, Inc.	55,411	1,043,389
	Communications Systems, Inc.	16,885	81,892
*	Computer Task Group, Inc.	47,384	228,865
	Comtech Telecommunications Corp.	96,959	1,592,067
	CSG Systems International, Inc.	11,392	479,945
	CSP, Inc.	5,466	40,667
	CTS Corp.	91,183	1,810,894
*	CyberOptics Corp.	26,076	1,026,091
	Daktronics, Inc.	109,480	456,532
*	Data I/O Corp.	18,111	67,916
*	Digi International, Inc.	84,178	1,020,237
*	Diodes, Inc.	224,637	11,557,574
*	DSP Group, Inc.	48,382	718,473
	DXC Technology Co.	45,269	810,768
#	Ebix, Inc.	1,200	26,466
*	EchoStar Corp., Class A	164,257	4,484,216
*	EMCORE Corp.	15,983	55,940
	Entegris, Inc.	13,846	995,666
*	ePlus, Inc.	62,471	4,656,588
*	ExlService Holdings, Inc.	4,788	306,719
*	Fabrinet	97,983	7,116,505
*	FARO Technologies, Inc.	5,622	336,364
#*	Fitbit, Inc., Class A	89,900	587,946
*	Flex, Ltd.	769,480	8,841,325
*	FormFactor, Inc.	248,327	7,161,751
*	Frequency Electronics, Inc.	39,092	409,293
*	GSE Systems, Inc.	23,168	21,778
*	GSI Technology, Inc.	56,662	324,107
	Hackett Group, Inc. (The)	87,795	1,210,693
#*	Harmonic, Inc.	202,135	1,127,913
*	Ichor Holdings, Ltd.	68,339	2,242,886
#*	II-VI, Inc.	104,242	5,287,154
#*	Infinera Corp.	159,869	1,261,366
*	Insight Enterprises, Inc.	137,520	6,853,997
	InterDigital, Inc.	44,066	2,644,841
*	inTEST Corp.	48,779	227,798
*	Intevac, Inc.	55,464	328,347

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Jabil, Inc.	463,044	$16,141,714
	KBR, Inc.	399,723	8,889,840
*	Key Tronic Corp.	54,827	371,179
*	Kimball Electronics, Inc.	104,283	1,384,878
*	Knowles Corp.	356,394	5,438,572
	Kulicke & Soffa Industries, Inc.	168,941	4,003,902
*	KVH Industries, Inc.	50,891	413,235
*	LGL Group, Inc. (The)	9,599	83,799
	Littelfuse, Inc.	3,865	686,617
	LogMeIn, Inc.	70,447	6,045,057
*	Luna Innovations, Inc.	35,024	198,586
#*	MACOM Technology Solutions Holdings, Inc.	39,484	1,668,594
	ManTech International Corp., Class A	69,078	4,806,447
	Methode Electronics, Inc.	159,696	4,503,427
	MKS Instruments, Inc.	96,338	12,277,315
	MTS Systems Corp.	16,183	300,195
#*	Napco Security Technologies, Inc.	22,292	588,063
*	NeoPhotonics Corp.	11,694	106,532
*	NETGEAR, Inc.	95,324	2,931,213
*	Netscout Systems, Inc.	264,974	6,746,238
	Network-1 Technologies, Inc.	4,934	10,707
	NVE Corp.	502	27,228
*	ON Semiconductor Corp.	583,143	12,012,746
#*	OneSpan, Inc.	55,749	1,736,024
*	Onto Innovation, Inc.	159,741	6,041,405
*	Optical Cable Corp.	27,633	66,319
*	OSI Systems, Inc.	46,194	3,277,926
	PC Connection, Inc.	162,970	7,121,789
	PC-Tel, Inc.	46,981	307,726
#*	Perceptron, Inc.	42,485	178,437
*	Perficient, Inc.	116,680	4,575,023
	Perspecta, Inc.	27,228	582,679
*	Photronics, Inc.	209,678	2,490,975
*	Plexus Corp.	96,047	7,135,332
	Progress Software Corp.	7,268	253,362
	QAD, Inc., Class B	465	13,094
#*	Qumu Corp.	8,056	37,622
*	Rambus, Inc.	217,477	3,209,961
#*	RealNetworks, Inc.	16,767	25,989
	RF Industries, Ltd.	15,951	71,301
*	Ribbon Communications, Inc.	9,355	41,162
	Richardson Electronics, Ltd.	36,622	158,573
#*	Rogers Corp.	37,796	4,504,905
*	Sanmina Corp.	275,108	8,165,205
*	ScanSource, Inc.	86,171	1,977,624
	Science Applications International Corp.	19,508	1,560,250
#*	SMART Global Holdings, Inc.	14,238	397,098
*	StarTek, Inc.	2,241	10,936
*	Steel Connect, Inc.	14,429	7,647
#*	Stratasys, Ltd.	89,218	1,336,486
#*	Super Micro Computer, Inc.	3,182	96,430
*	Sykes Enterprises, Inc.	144,986	3,981,316
#*	Synaptics, Inc.	26,044	2,084,041
	SYNNEX Corp.	210,135	26,212,240
*	Telenav, Inc.	31,703	164,380
	TESSCO Technologies, Inc.	38,446	236,827
	TransAct Technologies, Inc.	1,679	5,893
*	Trio-Tech International	5,279	19,955
#*	TTM Technologies, Inc.	377,229	4,643,689

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ultra Clean Holdings, Inc.	126,517	$3,806,897
*	Veeco Instruments, Inc.	31,535	426,353
*	Virtusa Corp.	98,318	3,991,711
	Vishay Intertechnology, Inc.	434,647	6,819,611
*	Vishay Precision Group, Inc.	46,599	1,185,945
	Wayside Technology Group, Inc.	3,889	89,953
*	Xerox Holdings Corp.	413,696	6,888,038
	Xperi Holding Corp.	150,228	2,770,204
TOTAL INFORMATION TECHNOLOGY			380,057,255
MATERIALS — (7.1%)
*	AdvanSix, Inc.	19,028	236,899
	Albemarle Corp.	31,915	2,631,711
*	Alcoa Corp.	28,064	364,832
#*	Allegheny Technologies, Inc.	345,547	3,002,803
	American Vanguard Corp.	108,203	1,456,412
*	Arconic Corp.	14,821	241,434
	Ashland Global Holdings, Inc.	178,236	13,453,253
	Avient Corp.	46,159	1,103,200
	Boise Cascade Co.	126,629	5,899,645
	Cabot Corp.	79,290	2,892,499
	Carpenter Technology Corp.	156,128	3,491,022
*	Century Aluminum Co.	406,035	3,536,565
	CF Industries Holdings, Inc.	209,340	6,558,622
	Chase Corp.	15,612	1,569,943
	Chemours Co. (The)	19,525	361,798
*	Clearwater Paper Corp.	78,347	2,892,571
*	Coeur Mining, Inc.	461,656	3,660,932
	Commercial Metals Co.	515,504	10,660,623
*	Core Molding Technologies, Inc.	23,022	105,901
	Domtar Corp.	211,999	4,449,859
	Eastman Chemical Co.	22,929	1,711,191
*	Element Solutions, Inc.	921,185	10,004,069
#*	Ferro Corp.	83,666	978,056
»	Ferroglobe Representation & Warranty Insurance Trust	20,277	0
	Friedman Industries, Inc.	14,662	73,603
	FutureFuel Corp.	140,455	1,851,197
*	GCP Applied Technologies, Inc.	11,299	257,843
	Gold Resource Corp.	103,656	455,050
	Graphic Packaging Holding Co.	481,436	6,711,218
	Greif, Inc., Class A	76,224	2,651,833
	Greif, Inc., Class B	13,725	539,255
	Hawkins, Inc.	34,699	1,788,039
	Haynes International, Inc.	63,286	1,161,931
	HB Fuller Co.	198,292	8,990,559
	Hecla Mining Co.	2,062,971	11,387,600
	Huntsman Corp.	621,188	11,491,978
	Innospec, Inc.	85,381	6,418,090
	Kaiser Aluminum Corp.	70,836	4,388,290
*	Koppers Holdings, Inc.	1,398	35,188
*	Kraton Corp.	37,607	494,532
	Kronos Worldwide, Inc.	78,569	883,116
#*	Livent Corp.	163,674	1,026,236
	Louisiana-Pacific Corp.	252,677	8,002,281
*	LSB Industries, Inc.	14,191	14,901
	Materion Corp.	86,073	4,942,312
	Mercer International, Inc.	249,899	1,861,748
	Minerals Technologies, Inc.	139,004	6,516,507
	Myers Industries, Inc.	86,603	1,304,241

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Neenah, Inc.	46,921	$2,093,146
#	Nexa Resources SA	25,876	162,760
	Northern Technologies International Corp.	44,731	386,028
	O-I Glass, Inc.	133,672	1,395,536
#	Olin Corp.	553,990	6,226,848
	Olympic Steel, Inc.	50,535	534,660
	PH Glatfelter Co.	229,233	3,651,682
*	PQ Group Holdings, Inc.	59,589	731,157
	Rayonier Advanced Materials, Inc.	157,300	457,743
	Reliance Steel & Aluminum Co.	288,850	28,382,401
*	Resolute Forest Products, Inc.	5,183	15,704
*	Ryerson Holding Corp.	17,335	97,596
	Schnitzer Steel Industries, Inc., Class A	142,319	2,618,670
	Schweitzer-Mauduit International, Inc.	102,745	3,342,295
	Sensient Technologies Corp.	16,762	875,144
	Sonoco Products Co.	79,105	4,092,893
	Steel Dynamics, Inc.	480,716	13,176,426
	Stepan Co.	59,628	6,511,378
*	Summit Materials, Inc., Class A	369,016	5,431,915
	SunCoke Energy, Inc.	398,355	1,270,752
*	Synalloy Corp.	29,722	211,026
*	TimkenSteel Corp.	218,736	802,761
*	Trecora Resources	70,125	403,219
	Tredegar Corp.	115,762	1,838,301
#	Trinseo SA	52,798	1,145,717
*	Tronox Holdings P.L.C., Class A	167,521	1,276,510
*	UFP Technologies, Inc.	14,247	614,616
	United States Lime & Minerals, Inc.	11,985	1,081,167
#	United States Steel Corp.	409,864	2,729,694
*	Universal Stainless & Alloy Products, Inc.	20,469	147,172
#*	US Concrete, Inc.	37,189	923,031
	Valvoline, Inc.	107,752	2,211,071
	Verso Corp., Class A	165,430	2,019,900
	Warrior Met Coal, Inc.	29,112	463,463
	Westlake Chemical Corp.	222,915	12,148,867
	WestRock Co.	50,655	1,360,593
	Worthington Industries, Inc.	110,280	4,126,678
TOTAL MATERIALS			279,469,908
REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	2,866	38,490
#	CTO Realty Growth, Inc.	20,592	816,267
#*	Cushman & Wakefield P.L.C.	65,699	702,979
*	Five Point Holdings LLC, Class A	2,100	10,080
#*	Forestar Group, Inc.	35,300	611,043
*	FRP Holdings, Inc.	26,447	1,034,607
	Griffin Industrial Realty, Inc.	10,709	526,883
*	Howard Hughes Corp. (The)	31,421	1,671,283
	Jones Lang LaSalle, Inc.	31,725	3,137,920
	Kennedy-Wilson Holdings, Inc.	60,047	891,097
*	Marcus & Millichap, Inc.	10,575	288,063
	Newmark Group, Inc., Class A	2,693	10,960
*	Rafael Holdings, Inc., Class B	44,138	616,608
	RE/MAX Holdings, Inc., Class A	60,375	1,954,339
#	Realogy Holdings Corp.	117,149	1,061,370
#*	St Joe Co. (The)	9,556	196,949
*	Stratus Properties, Inc.	25,957	495,779

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
REAL ESTATE — (Continued)
* Tejon Ranch Co.	121,171	$1,738,804
TOTAL REAL ESTATE		15,803,521
UTILITIES — (0.2%)
# Genie Energy, Ltd., Class B	78,472	637,977
# Ormat Technologies, Inc.	75,548	4,495,106
» TerraForm Power, Inc., Class A	57,179	1,223,783
Vistra Corp.	142,213	2,653,695
TOTAL UTILITIES		9,010,561
TOTAL COMMON STOCKS		3,768,710,725
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	13,712	370,087
INDUSTRIALS — (0.0%)
WESCO International, Inc.	66,147	1,793,879
TOTAL PREFERRED STOCKS		2,163,966
TOTAL INVESTMENT SECURITIES (Cost $2,953,245,068)		3,770,874,691

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	3,526,287	3,526,287
SECURITIES LENDING COLLATERAL — (4.6%)
@§	The DFA Short Term Investment Fund	15,604,300	180,557,361
TOTAL INVESTMENTS — (100.0%)
(Cost $3,137,312,860)^^			$3,954,958,339
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$123,145,484	—	—	$123,145,484
Consumer Discretionary	587,324,493	$10,258	—	587,334,751
Consumer Staples	181,989,387	—	—	181,989,387
Energy	156,236,355	—	—	156,236,355
Financials	1,007,241,525	16,226	—	1,007,257,751
Health Care	199,165,282	45,538	—	199,210,820
Industrials	829,194,932	—	—	829,194,932
Information Technology	380,026,018	31,237	—	380,057,255
Materials	279,469,908	—	—	279,469,908
Real Estate	15,803,521	—	—	15,803,521
Utilities	7,786,778	1,223,783	—	9,010,561
Preferred Stocks
Communication Services	370,087	—	—	370,087
Industrials	1,793,879	—	—	1,793,879
Temporary Cash Investments	3,526,287	—	—	3,526,287
Securities Lending Collateral	—	180,557,361	—	180,557,361
TOTAL	$3,773,073,936	$181,884,403	—	$3,954,958,339

Tax-Managed U.S. Targeted Value Portfolio
CONTINUED

Tax-Managed U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (91.8%)
COMMUNICATION SERVICES — (2.6%)
	Alaska Communications Systems Group, Inc.	27,346	$62,349
#*	AMC Networks, Inc., Class A	48,184	1,113,050
#*	ANGI Homeservices, Inc., Class A	2,400	37,896
	Anterix, Inc.	15,886	692,312
	ATN International, Inc.	28,541	1,644,818
*	Bandwidth, Inc., Class A	2,792	404,226
*	Boingo Wireless, Inc.	91,024	1,315,297
#*	Boston Omaha Corp., Class A	8,713	138,537
#*	Cardlytics, Inc.	932	61,903
#*	Cars.com, Inc.	86,889	705,539
*	Central European Media Enterprises, Ltd., Class A	23,816	94,788
*	Cincinnati Bell, Inc.	104,233	1,564,537
	Cinemark Holdings, Inc.	1,040	12,303
	Cogent Communications Holdings, Inc.	88,424	7,967,887
*	comScore, Inc.	26,722	80,166
*	Consolidated Communications Holdings, Inc.	138,962	1,014,423
*	Cumulus Media, Inc., Class A	4,437	17,437
#*	Daily Journal Corp.	249	70,716
*	DHI Group, Inc.	48,516	121,290
#	Emerald Holding, Inc.	20,561	55,926
	Entravision Communications Corp., Class A	75,165	99,218
#*	Eventbrite, Inc., Class A	991	8,443
	EW Scripps Co. (The), Class A	146,894	1,671,654
#*	Gaia, Inc.	21,301	195,543
#	Gannett Co., Inc.	4,270	6,320
*	Glu Mobile, Inc.	148,806	1,404,729
*	Gray Television, Inc.	139,729	2,003,714
*	Gray Television, Inc., Class A	912	11,683
*	Hemisphere Media Group, Inc.	23,962	210,866
*	IDT Corp., Class B	69,409	451,853
#*	IMAX Corp.	56,442	637,230
*	Iridium Communications, Inc.	114,005	3,122,597
	John Wiley & Sons, Inc., Class A	83,594	2,827,985
*	Liberty Latin America, Ltd., Class A	54,286	558,060
*	Liberty Latin America, Ltd., Class C	100,401	1,027,102
#*	Liberty Media Corp.-Liberty Braves, Class A	11,774	222,646
*	Liberty Media Corp.-Liberty Braves, Class C	35,733	666,420
*	Liberty TripAdvisor Holdings, Inc., Class A	93,729	232,448
#*	Lions Gate Entertainment Corp., Class A	103,681	794,196
*	Lions Gate Entertainment Corp., Class B	109,195	776,376
#	Loral Space & Communications, Inc.	2,407	43,735
	Marcus Corp. (The)	41,404	571,789
#*	Meet Group, Inc. (The)	260,953	1,625,737
#	Meredith Corp.	35,880	515,237
#*	MSG Networks, Inc., Class A	34,317	327,041
#	National CineMedia, Inc.	105,242	259,948
	New York Times Co. (The), Class A	44,036	2,031,821
	Nexstar Media Group, Inc., Class A	67,042	5,876,231
*	ORBCOMM, Inc.	117,807	495,967
*	QuinStreet, Inc.	70,942	828,248
*	Reading International, Inc., Class A	26,130	113,927
#*	Reading International, Inc., Class B	2,340	39,195
	Saga Communications, Inc., Class A	16,582	387,687
	Scholastic Corp.	54,523	1,304,735

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Shenandoah Telecommunications Co.	99,217	$4,987,639
	Spok Holdings, Inc.	49,865	499,647
*	Super League Gaming, Inc.	4,966	11,024
*	TechTarget, Inc.	66,320	2,406,753
	TEGNA, Inc.	196,000	2,308,880
	Telephone and Data Systems, Inc.	153,935	2,989,418
	Townsquare Media, Inc., Class A	20,149	89,462
*	Travelzoo	16,527	101,310
	Tribune Publishing Co.	54,940	535,665
	TripAdvisor, Inc.	9,731	196,858
*	TrueCar, Inc.	82,012	308,365
*	United States Cellular Corp.	37,513	1,113,011
*	Urban One, Inc.	36,015	54,743
*	Vonage Holdings Corp.	451,711	5,397,946
	World Wrestling Entertainment, Inc., Class A	9,642	449,414
*	Yelp, Inc.	74,265	1,855,140
*	Zedge, Inc., Class B	17,051	23,701
*	Zynga, Inc., Class A	382,789	3,762,816
TOTAL COMMUNICATION SERVICES			75,617,573
CONSUMER DISCRETIONARY — (13.8%)
*	1-800-Flowers.com, Inc., Class A	93,457	2,640,160
	Aaron's, Inc.	116,009	6,053,350
	Abercrombie & Fitch Co., Class A	91,959	885,565
	Acushnet Holdings Corp.	34,960	1,330,228
*	Adient P.L.C.	115,541	1,922,602
*	Adtalem Global Education, Inc.	79,708	2,737,173
	AMCON Distributing Co.	300	20,616
*	American Axle & Manufacturing Holdings, Inc.	340,043	2,400,704
#	American Eagle Outfitters, Inc.	379,247	3,792,470
#*	American Public Education, Inc.	35,563	1,035,239
*	America's Car-Mart, Inc.	19,498	1,855,430
	Ark Restaurants Corp.	3,229	31,838
*	Asbury Automotive Group, Inc.	46,927	4,699,739
#*	Aspen Group, Inc.	10,446	91,925
*	AutoNation, Inc.	81,631	4,190,936
	Bassett Furniture Industries, Inc.	13,421	117,702
	BBX Capital Corp.	8,157	113,545
*	Beazer Homes USA, Inc.	1,224	13,697
#	Bed Bath & Beyond, Inc.	19,087	206,521
	Big Lots, Inc.	46,381	1,824,629
*	Biglari Holdings, Inc., Class A	59	18,656
*	Biglari Holdings, Inc., Class B	2,903	188,492
	BJ's Restaurants, Inc.	36,142	725,008
#	Bloomin' Brands, Inc.	103,062	1,187,274
#*	Blue Apron Holdings, Inc., Class A	14,100	168,777
#*	Boot Barn Holdings, Inc.	71,231	1,379,032
	Bowl America, Inc., Class A	1,400	13,370
#	Brinker International, Inc.	10,421	280,221
	Brunswick Corp.	32,580	2,182,208
#	Buckle, Inc. (The)	47,294	758,123
#*	Build-A-Bear Workshop, Inc.	25,203	59,479
*	Caesars Entertainment, Inc.	20,755	644,443
	Caleres, Inc.	47,405	299,126
	Callaway Golf Co.	210,547	4,010,920
#	Camping World Holdings, Inc., Class A	3,598	131,759
	Canterbury Park Holding Corp.	6,569	69,369
*	Capri Holdings, Ltd.	4,463	66,856
	Carriage Services, Inc.	54,715	1,209,749

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Carrols Restaurant Group, Inc.	96,631	$593,314
#	Carter's, Inc.	25,825	2,032,944
#	Cato Corp. (The), Class A	27,803	199,904
*	Cavco Industries, Inc.	20,327	4,072,108
*	Century Communities, Inc.	92,459	3,293,390
	Cheesecake Factory, Inc. (The)	53,244	1,277,856
#	Chico's FAS, Inc.	28,567	36,280
#	Children's Place, Inc. (The)	28,465	694,831
	Choice Hotels International, Inc.	55,968	4,703,551
#	Churchill Downs, Inc.	24,903	3,449,564
*	Chuy's Holdings, Inc.	19,701	313,443
	Citi Trends, Inc.	13,796	237,567
	Clarus Corp.	3,214	38,504
	Collectors Universe, Inc.	28,484	1,084,101
#*	Conn's, Inc.	71,920	716,323
#*	Container Store Group, Inc. (The)	34,809	120,091
	Cooper Tire & Rubber Co.	116,557	3,620,260
#*	Cooper-Standard Holdings, Inc.	21,428	229,494
	Core-Mark Holding Co., Inc.	111,988	2,969,922
	Cracker Barrel Old Country Store, Inc.	26,367	2,912,762
*	Crocs, Inc.	125,337	4,504,612
	Culp, Inc.	37,056	411,322
	Dana, Inc.	270,199	3,088,375
#	Dave & Buster's Entertainment, Inc.	10,500	129,570
*	Deckers Outdoor Corp.	34,618	7,243,816
*	Del Taco Restaurants, Inc.	55,002	420,765
*	Delphi Technologies P.L.C.	65,331	979,312
*	Delta Apparel, Inc.	7,163	100,855
#*	Denny's Corp.	66,340	589,431
#	Designer Brands, Inc., Class A	75,807	448,019
	Dick's Sporting Goods, Inc.	78,187	3,566,891
#	Dillard's, Inc., Class A	19,175	451,571
#	Dine Brands Global, Inc.	13,392	608,399
#*	Dorman Products, Inc.	63,309	5,175,511
	Educational Development Corp.	5,452	72,730
*	El Pollo Loco Holdings, Inc.	87,723	1,733,406
	Escalade, Inc.	17,256	264,880
#	Ethan Allen Interiors, Inc.	35,445	419,669
#*	Everi Holdings, Inc.	46,082	261,746
	Extended Stay America, Inc.	214,321	2,445,403
*	Fiesta Restaurant Group, Inc.	58,955	382,028
*	Flanigan's Enterprises, Inc.	1,877	29,590
	Flexsteel Industries, Inc.	10,746	169,464
*	Floor & Decor Holdings, Inc., Class A	33,295	2,194,140
	Foot Locker, Inc.	14,008	411,695
#*	Fossil Group, Inc.	52,269	173,010
#*	Fox Factory Holding Corp.	72,945	6,492,105
*	frontdoor, Inc.	22,856	959,838
#*	Funko, Inc., Class A	3,600	19,944
#*	GameStop Corp., Class A	93,075	373,231
	Gap, Inc. (The)	63,710	851,803
*	Garrett Motion, Inc.	21,634	127,208
#*	Genesco, Inc.	50,484	785,026
#*	Genius Brands International, Inc.	53,305	77,825
*	Gentherm, Inc.	70,882	2,748,095
*	G-III Apparel Group, Ltd.	56,977	563,503
	Goodyear Tire & Rubber Co. (The)	237,164	2,136,848
#*	GoPro, Inc., Class A	22,507	119,062
	Graham Holdings Co., Class B	5,339	2,126,897

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Grand Canyon Education, Inc.	20,127	$1,786,070
*	Green Brick Partners, Inc.	22,165	305,877
	Group 1 Automotive, Inc.	35,286	2,964,730
*	GrubHub, Inc.	40,800	2,947,392
#	Guess?, Inc.	78,240	809,002
	H&R Block, Inc.	14,500	210,250
	Hamilton Beach Brands Holding Co., Class A	21,382	325,006
	Hanesbrands, Inc.	164,586	2,325,600
#	Harley-Davidson, Inc.	85,005	2,212,680
#	Haverty Furniture Cos., Inc.	47,511	675,606
	Haverty Furniture Cos., Inc., Class A	457	6,496
*	Helen of Troy, Ltd.	49,830	9,380,497
#*	Hibbett Sports, Inc.	50,865	1,179,559
*	Hilton Grand Vacations, Inc.	73,530	1,492,659
	Hooker Furniture Corp.	26,595	569,133
*	Horizon Global Corp.	16,767	68,912
*	Hudson, Ltd., Class A	2,820	12,352
*	Installed Building Products, Inc.	54,463	4,308,568
#	International Game Technology P.L.C.	1,000	9,860
#*	iRobot Corp.	40,697	2,958,265
*	J Alexander's Holdings, Inc.	16,914	67,994
#	Jack in the Box, Inc.	44,536	3,656,851
	Johnson Outdoors, Inc., Class A	21,443	1,877,549
*	K12, Inc.	98,463	4,508,621
	KB Home	111,404	3,747,631
#*	Kontoor Brands, Inc.	7,005	134,216
	L Brands, Inc.	12,615	307,932
#*	Lakeland Industries, Inc.	21,414	506,655
#*	Lands' End, Inc.	29,041	250,333
*	Laureate Education, Inc., Class A	86,254	1,093,701
	La-Z-Boy, Inc.	108,239	3,080,482
#*	Lazydays Holdings, Inc.	1,300	16,640
	LCI Industries	45,565	5,732,077
*	Leaf Group, Ltd.	2,900	14,877
#	Leggett & Platt, Inc.	56,546	2,266,929
*	LGI Homes, Inc.	21,484	2,451,539
	Lifetime Brands, Inc.	21,795	153,655
*	Lindblad Expeditions Holdings, Inc.	58,877	426,858
*	Liquidity Services, Inc.	82,478	424,762
	Lithia Motors, Inc., Class A	51,358	11,768,686
#*	Lovesac Co. (The)	3,000	95,340
*	Lumber Liquidators Holdings, Inc.	21,811	486,821
*	M/I Homes, Inc.	42,762	1,780,182
#*	Magnite, Inc.	239,664	1,439,182
*	Malibu Boats, Inc., Class A	51,137	3,005,833
#	Marine Products Corp.	33,814	433,834
#*	MarineMax, Inc.	63,230	1,754,000
	Marriott Vacations Worldwide Corp.	58,456	4,948,885
*	MasterCraft Boat Holdings, Inc.	57,358	1,187,311
#*	Mattel, Inc.	67,426	749,103
	MDC Holdings, Inc.	97,417	4,367,204
»	Media General, Inc.	64,715	6,070
*	Meritage Homes Corp.	43,894	4,353,407
#*	Michaels Cos., Inc. (The)	98,110	704,430
*	Modine Manufacturing Co.	73,054	397,414
*	Monarch Casino & Resort, Inc.	36,281	1,313,009
#	Monro, Inc.	56,870	3,201,781
#*	Motorcar Parts of America, Inc.	50,264	836,644
#	Movado Group, Inc.	38,544	371,564

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Murphy USA, Inc.	57,155	$7,567,894
	Nathan's Famous, Inc.	14,821	754,834
#*	National Vision Holdings, Inc.	38,880	1,243,771
*	Nautilus, Inc.	91,165	950,851
*	Noodles & Co.	53,430	371,338
	Nordstrom, Inc.	69,397	950,045
	ODP Corp. (The)	74,565	1,645,650
#*	Ollie's Bargain Outlet Holdings, Inc.	29,834	3,135,553
	Oxford Industries, Inc.	25,494	1,094,712
	Papa John's International, Inc.	57,440	5,437,845
#*	Penn National Gaming, Inc.	63,991	2,166,095
	Penske Automotive Group, Inc.	101,258	4,538,384
*	Perdoceo Education Corp.	182,469	2,627,554
#	PetMed Express, Inc.	54,000	1,684,800
	Polaris, Inc.	27,279	2,826,923
*	Potbelly Corp.	30,578	107,023
#*	Purple Innovation, Inc.	1,756	42,794
	PVH Corp.	12,121	589,808
*	Quotient Technology, Inc.	54,308	435,007
*	Qurate Retail, Inc., Class A	167,057	1,822,592
#	RCI Hospitality Holdings, Inc.	22,308	269,481
#*	Red Lion Hotels Corp.	37,223	87,474
#*	Red Robin Gourmet Burgers, Inc.	17,122	149,646
#*	Regis Corp.	42,118	323,466
	Rent-A-Center, Inc.	35,162	1,016,885
#*	RH	15,895	4,568,700
	Rocky Brands, Inc.	19,769	449,745
#*	RumbleON, Inc., Class B	1,300	28,275
#	Ruth's Hospitality Group, Inc.	81,244	543,929
#*	Sally Beauty Holdings, Inc.	119,599	1,388,544
#*	Scientific Games Corp., Class A	64,689	1,136,586
#*	SeaWorld Entertainment, Inc.	78,228	1,131,959
*	ServiceMaster Global Holdings, Inc.	29,742	1,216,150
#*	Shake Shack, Inc., Class A	37,763	1,833,394
	Shoe Carnival, Inc.	34,944	857,875
	Shutterstock, Inc.	50,170	2,726,238
#	Signet Jewelers, Ltd.	64,479	692,504
#	Six Flags Entertainment Corp.	1,859	32,328
*	Skechers U.S.A., Inc., Class A	70,830	2,073,902
*	Skyline Champion Corp.	44,599	1,259,030
*	Sleep Number Corp.	70,636	3,284,574
*	Smith & Wesson Brands, Inc.	120,047	2,867,923
#	Sonic Automotive, Inc., Class A	72,077	2,747,575
*	Sonos, Inc.	29,298	468,768
*	Sportsman's Warehouse Holdings, Inc.	129,091	2,077,074
*	Stamps.com, Inc.	27,448	7,144,165
	Standard Motor Products, Inc.	55,338	2,516,772
	Steven Madden, Ltd.	165,451	3,504,252
#*	Stitch Fix, Inc., Class A	10,395	230,249
*	Stoneridge, Inc.	82,341	1,706,105
	Strategic Education, Inc.	22,709	2,866,103
	Strattec Security Corp.	6,329	136,770
	Superior Group of Cos, Inc.	28,568	549,934
*	Tandy Leather Factory, Inc.	14,069	44,177
	Tapestry, Inc.	6,387	85,330
*	Taylor Morrison Home Corp.	166,014	3,893,028
*	Tempur Sealy International, Inc.	36,995	2,994,745
#*	Tenneco, Inc., Class A	18,825	139,493
#	Texas Roadhouse, Inc.	88,757	4,987,256

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tilly's, Inc., Class A	28,871	$173,515
*	TopBuild Corp.	64,007	8,443,803
#*	TravelCenters of America, Inc.	15,642	218,675
*	TRI Pointe Group, Inc.	276,921	4,630,119
	Twin River Worldwide Holding, Inc.	6,187	133,392
*	Unifi, Inc.	37,068	443,333
*	Universal Electronics, Inc.	34,939	1,609,640
*	Universal Technical Institute, Inc.	33,663	250,116
#*	Urban Outfitters, Inc.	152,945	2,529,710
#*	Veoneer, Inc.	6,058	60,883
*	Vera Bradley, Inc.	39,223	171,993
*	Vince Holding Corp.	1,906	8,710
*	Vista Outdoor, Inc.	118,170	2,026,615
*	Visteon Corp.	41,198	2,991,387
*	VOXX International Corp.	50,324	328,112
	Wendy's Co. (The)	223,120	5,171,922
	Weyco Group, Inc.	15,783	290,723
	Williams-Sonoma, Inc.	12,731	1,109,125
	Wingstop, Inc.	28,782	4,497,187
	Winmark Corp.	10,114	1,607,924
	Winnebago Industries, Inc.	75,849	4,582,038
	Wolverine World Wide, Inc.	166,493	4,002,492
*	WW International, Inc	50,703	1,307,123
	Wyndham Destinations, Inc.	13,630	362,558
	Wyndham Hotels & Resorts, Inc.	39,437	1,741,538
*	YETI Holdings, Inc.	20,697	1,011,876
*	ZAGG, Inc.	40,375	115,069
*	Zumiez, Inc.	56,263	1,299,675
TOTAL CONSUMER DISCRETIONARY			399,222,381
CONSUMER STAPLES — (4.3%)
	Alico, Inc.	11,109	335,270
	Andersons, Inc. (The)	42,477	604,023
#*	Arcadia Biosciences, Inc.	2,600	9,256
#	B&G Foods, Inc.	65,549	1,895,022
*	BJ's Wholesale Club Holdings, Inc.	43,951	1,760,238
#*	Boston Beer Co., Inc. (The), Class A	10,541	8,542,848
*	Bridgford Foods Corp.	6,838	110,092
	Calavo Growers, Inc.	36,164	2,089,194
#*	Cal-Maine Foods, Inc.	76,362	3,355,728
	Casey's General Stores, Inc.	544	86,599
*	Central Garden & Pet Co.	25,378	960,811
*	Central Garden & Pet Co., Class A	76,906	2,664,793
#*	Chefs' Warehouse, Inc. (The)	36,397	419,657
	Coca-Cola Consolidated, Inc.	14,285	3,279,265
*	Coffee Holding Co., Inc.	7,765	21,820
*	Craft Brew Alliance, Inc.	37,616	557,093
*	Darling Ingredients, Inc.	292,864	8,179,692
*	Edgewell Personal Care Co.	77,390	2,313,187
*	elf Beauty, Inc.	56,739	1,013,359
#	Energizer Holdings, Inc.	7,262	364,044
*	Farmer Bros Co.	23,645	117,752
	Flowers Foods, Inc.	42,991	978,045
#	Fresh Del Monte Produce, Inc.	91,186	2,058,980
#*	Freshpet, Inc.	5,063	486,301
#*	Hain Celestial Group, Inc. (The)	35,939	1,221,207
*	Hostess Brands, Inc.	131,269	1,664,491
	Ingles Markets, Inc., Class A	35,199	1,416,760
	Inter Parfums, Inc.	63,168	2,582,940

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	J&J Snack Foods Corp.	30,637	$3,772,334
	John B. Sanfilippo & Son, Inc.	22,316	1,967,602
	Lancaster Colony Corp.	38,138	6,048,305
*	Landec Corp.	75,903	716,524
*	Lifevantage Corp.	43,761	561,891
	Limoneira Co.	22,311	300,752
	Mannatech, Inc.	1,440	24,192
	Medifast, Inc.	22,447	3,751,567
#	MGP Ingredients, Inc.	41,900	1,519,713
#*	National Beverage Corp.	65,535	4,204,070
	Natura & Co. Holding SA, ADR	124,653	2,230,042
*	Natural Alternatives International, Inc.	22,059	150,222
#	Natural Grocers by Vitamin Cottage, Inc.	60,243	953,647
#	Natural Health Trends Corp.	1,244	6,568
*	Nature's Sunshine Products, Inc.	216	2,054
	Nu Skin Enterprises, Inc., Class A	77,740	3,486,639
#	Ocean Bio-Chem, Inc.	2,148	34,390
	Oil-Dri Corp. of America	13,411	466,300
*	Performance Food Group Co.	77,695	2,177,014
	PriceSmart, Inc.	55,299	3,614,896
#*	Revlon, Inc., Class A	2,270	14,346
	Rocky Mountain Chocolate Factory, Inc.	6,870	22,808
	Sanderson Farms, Inc.	46,425	5,176,155
	Seaboard Corp.	329	889,369
*	Seneca Foods Corp., Class A	19,872	778,585
*	Seneca Foods Corp., Class B	1,443	55,556
*	Simply Good Foods Co. (The)	66,791	1,605,656
	SpartanNash Co.	74,457	1,565,458
	Spectrum Brands Holdings, Inc.	28,883	1,564,303
*	Sprouts Farmers Market, Inc.	220,745	5,823,253
#	Tootsie Roll Industries, Inc.	40,566	1,285,942
*	TreeHouse Foods, Inc.	91,871	4,025,787
#	Turning Point Brands, Inc.	14,939	491,194
*	United Natural Foods, Inc.	119,969	2,381,385
	United-Guardian, Inc.	14,172	204,360
	Universal Corp.	40,157	1,693,019
*	USANA Health Sciences, Inc.	39,382	3,197,031
	Vector Group, Ltd.	285,066	2,514,282
	Village Super Market, Inc., Class A	19,939	503,460
	WD-40 Co.	19,390	3,811,105
	Weis Markets, Inc.	39,182	1,952,047
TOTAL CONSUMER STAPLES			124,632,290
ENERGY — (1.9%)
	Adams Resources & Energy, Inc.	8,338	176,515
#	Amplify Energy Corp.	12,435	15,171
	Antero Midstream Corp.	133,509	756,996
	Apache Corp.	3,244	49,795
#	Arch Resources, Inc.	16,793	520,919
	Archrock, Inc.	190,372	1,267,878
	Ardmore Shipping Corp.	44,473	182,784
*	Aspen Aerogels, Inc.	8,399	53,334
*	Bonanza Creek Energy, Inc.	25,953	472,085
*	Bristow Group, Inc.	9,601	153,712
	Cactus, Inc., Class A	47,972	1,085,127
#*	Callon Petroleum Co.	1	1
*	ChampionX Corp.	37,471	356,349
	Cimarex Energy Co.	33,800	826,748
*	Clean Energy Fuels Corp.	324,864	773,176

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	CNX Resources Corp.	312,330	$3,013,984
#*	CONSOL Energy, Inc.	30,824	181,245
#*	Contango Oil & Gas Co.	60,993	108,568
#	CVR Energy, Inc.	54,847	1,053,062
#*	Dawson Geophysical Co.	34,164	61,495
	Delek US Holdings, Inc.	91,854	1,605,608
	DHT Holdings, Inc.	323,302	1,836,355
#	DMC Global, Inc.	38,470	1,130,249
*	Dorian LPG, Ltd.	87,266	745,252
*	Dril-Quip, Inc.	50,853	1,692,896
#	EQT Corp.	212,590	3,086,807
	Equitrans Midstream Corp.	111,237	1,073,437
	Evolution Petroleum Corp.	41,562	108,892
*	Exterran Corp.	39,138	194,516
*	Frank's International NV	39,146	89,253
#	GasLog, Ltd.	62,709	183,110
*	Geospace Technologies Corp.	18,111	136,738
#*	Goodrich Petroleum Corp.	7,444	55,458
#*	Green Plains, Inc.	77,888	1,007,092
*	Gulf Island Fabrication, Inc.	24,096	71,324
*	Helix Energy Solutions Group, Inc.	133,384	558,879
	Helmerich & Payne, Inc.	96,493	1,720,470
	HollyFrontier Corp.	61,049	1,678,848
*	Independence Contract Drilling, Inc.	5,705	19,112
	International Seaways, Inc.	56,042	967,845
#*	KLX Energy Services Holdings, Inc.	1,573	15,736
*	Laredo Petroleum, Inc.	3,057	46,344
	Liberty Oilfield Services, Inc., Class A	15,295	86,417
#*	Matador Resources Co.	110,055	955,277
*	Matrix Service Co.	68,675	601,250
*	Montage Resources Corp.	12,836	55,066
#	Murphy Oil Corp.	118,988	1,571,831
#	Nabors Industries, Ltd.	4,847	205,561
	NACCO Industries, Inc., Class A	15,945	348,239
	National Oilwell Varco, Inc.	6,041	69,532
*	Natural Gas Services Group, Inc.	16,981	108,339
	Navios Maritime Acquisition Corp.	4,533	20,852
*	Newpark Resources, Inc.	115,444	218,189
*	NexTier Oilfield Solutions, Inc.	287	723
#	Nordic American Tankers, Ltd.	103,318	470,097
*	Oceaneering International, Inc.	125,413	704,821
*	Oil States International, Inc.	80,387	360,134
*	Overseas Shipholding Group, Inc., Class A	63,874	147,549
	Panhandle Oil and Gas, Inc., Class A	22,081	48,578
*	Par Pacific Holdings, Inc.	45,753	339,030
	Parsley Energy, Inc., Class A	38,850	426,573
#	Patterson-UTI Energy, Inc.	56,436	218,690
#	PBF Energy, Inc., Class A	54,095	469,545
*	PDC Energy, Inc.	124,370	1,773,516
	Peabody Energy Corp.	60,012	187,237
*	Penn Virginia Corp.	12,386	122,745
*	ProPetro Holding Corp.	78,756	422,920
	QEP Resources, Inc.	43,418	63,824
#	Range Resources Corp.	368,889	2,383,023
#*	Renewable Energy Group, Inc.	91,626	2,527,045
*	REX American Resources Corp.	17,205	1,172,521
#*	RPC, Inc.	199,357	592,090
#	Scorpio Tankers, Inc.	73,306	969,105
*	SEACOR Holdings, Inc.	31,945	928,961

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SEACOR Marine Holdings, Inc.	24,313	$59,810
*	Select Energy Services, Inc., Class A	37,670	167,255
#	SFL Corp., Ltd.	135,505	1,126,047
#	SM Energy Co.	31,773	93,730
#	Solaris Oilfield Infrastructure, Inc., Class A	35,785	259,799
#*	Southwestern Energy Co.	932,120	2,265,052
*	Talos Energy, Inc.	43,161	293,926
#*	Teekay Tankers, Ltd., Class A	15,614	233,742
*	TETRA Technologies, Inc.	77,337	52,056
#*	Tidewater, Inc.	26,829	166,876
#	US Silica Holdings, Inc.	30,784	108,668
#	Valaris P.L.C.	58,651	22,997
	World Fuel Services Corp.	79,110	1,861,458
*	WPX Energy, Inc.	167,907	1,002,405
TOTAL ENERGY			55,416,266
FINANCIALS — (17.8%)
	1st Constitution Bancorp	170	2,101
	1st Source Corp.	55,367	1,833,755
	ACNB Corp.	3,796	78,198
	Affiliated Managers Group, Inc.	49,012	3,371,535
#	Alerus Financial Corp.	1,045	20,252
	Allegiance Bancshares, Inc.	20,030	488,532
	Altabancorp	27,845	522,094
*	A-Mark Precious Metals, Inc.	9,829	236,781
*	Ambac Financial Group, Inc.	28,864	369,459
	American Equity Investment Life Holding Co.	175,867	4,475,815
	American National Bankshares, Inc.	14,256	313,062
	American National Group, Inc.	14,672	1,080,593
	American River Bankshares	2,368	23,254
	Ameris Bancorp	133,379	3,077,720
	AMERISAFE, Inc.	45,960	2,916,622
	AmeriServ Financial, Inc.	76,235	218,794
	Ames National Corp.	2,377	43,975
	Argo Group International Holdings, Ltd.	60,193	2,017,067
	Arrow Financial Corp.	37,699	1,029,183
	Artisan Partners Asset Management, Inc., Class A	94,690	3,430,619
	Associated Banc-Corp	277,660	3,565,154
	Associated Capital Group, Inc., Class A	1,064	43,028
	Assured Guaranty, Ltd.	93,574	2,042,720
*	Atlantic American Corp.	4,900	9,065
*	Atlantic Capital Bancshares, Inc.	26,845	268,450
	Atlantic Union Bankshares Corp.	104,185	2,351,455
#*	Atlanticus Holdings Corp.	19,846	162,142
	Auburn National BanCorp, Inc.	300	13,650
	Axis Capital Holdings, Ltd.	47,796	1,917,576
*	Axos Financial, Inc.	116,083	2,601,420
#	Banc of California, Inc.	74,109	794,448
#	BancFirst Corp.	44,276	1,928,663
*	Bancorp, Inc. (The)	165,667	1,562,240
	BancorpSouth Bank	218,894	4,581,451
	Bank of Commerce Holdings	12,843	96,965
	Bank of Hawaii Corp.	69,002	3,907,583
	Bank of Marin Bancorp	21,895	687,722
	Bank of NT Butterfield & Son, Ltd. (The)	50,665	1,318,810
	Bank OZK	120,245	2,891,892
	BankFinancial Corp.	33,214	242,130
	BankUnited, Inc.	109,177	2,198,825
	Bankwell Financial Group, Inc.	3,607	53,744

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banner Corp.	52,066	$1,844,698
#	Bar Harbor Bankshares	23,265	462,508
#*	Baycom Corp.	6,014	61,824
	BCB Bancorp, Inc.	18,200	146,510
#*	Benefytt Technologies, Inc.	19,873	614,473
	Berkshire Hills Bancorp, Inc.	59,448	592,102
	BGC Partners, Inc., Class A	99,678	276,108
*	Blucora, Inc.	92,763	1,093,676
	BOK Financial Corp.	21,167	1,179,002
	Boston Private Financial Holdings, Inc.	203,421	1,197,133
	Bridge Bancorp, Inc.	25,476	460,861
*	Bridgewater Bancshares, Inc.	5,771	53,613
*	Brighthouse Financial, Inc.	84,569	2,396,685
*	BrightSphere Investment Group P.L.C.	69,978	940,504
	Brookline Bancorp, Inc.	153,021	1,468,236
	Bryn Mawr Bank Corp.	41,204	1,072,952
#	Business First Bancshares, Inc.	2,079	28,358
	Byline Bancorp, Inc.	14,001	181,453
	C&F Financial Corp.	3,522	103,371
	Cadence BanCorp	91,598	715,380
#*»	Calamos Asset Management, Inc., Class A	29,630	0
	California First National Bancorp	3,097	47,833
#	Cambridge Bancorp	2,647	143,441
	Camden National Corp.	33,869	1,073,309
*	Cannae Holdings, Inc.	42,339	1,595,334
	Capital City Bank Group, Inc.	21,004	395,505
	Capitol Federal Financial, Inc.	380,131	3,668,264
	Capstar Financial Holdings, Inc.	15,090	153,164
	Cathay General Bancorp	196,272	4,745,857
	CBTX, Inc.	5,430	85,740
	CCUR Holdings, Inc.	10,672	33,724
	Central Pacific Financial Corp.	18,063	281,060
	Central Valley Community Bancorp	7,779	102,216
	Century Bancorp, Inc., Class A	5,733	399,246
	Chemung Financial Corp.	763	20,609
	Citizens & Northern Corp.	14,804	262,031
	Citizens Community Bancorp, Inc.	17,222	114,010
	Citizens Holding Co.	592	12,764
#*	Citizens, Inc.	100,100	574,574
	City Holding Co.	34,366	2,146,500
	Civista Bancshares, Inc.	8,827	115,899
	CNB Financial Corp.	19,472	317,978
	CNO Financial Group, Inc.	336,171	5,076,182
*	Coastal Financial Corp.	1,794	23,986
	Codorus Valley Bancorp, Inc.	3,435	40,361
	Cohen & Steers, Inc.	58,981	3,549,477
	Colony Bankcorp, Inc.	1,629	17,381
	Columbia Banking System, Inc.	154,169	4,460,109
*	Columbia Financial, Inc.	24,193	291,042
	Community Bank System, Inc.	93,818	5,275,386
	Community Bankers Trust Corp.	20,050	103,458
	Community Financial Corp. (The)	1,099	24,749
	Community Trust Bancorp, Inc.	41,334	1,265,234
	Community West Bancshares	1,200	9,672
	ConnectOne Bancorp, Inc.	53,543	738,358
#	County Bancorp, Inc.	952	17,669
	Cowen, Inc., Class A	37,990	625,695
	Crawford & Co., Class A	73,049	535,449
	Crawford & Co., Class B	54,477	362,272

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Cullen/Frost Bankers, Inc.	24,225	$1,745,653
#	Curo Group Holdings Corp.	29,517	206,324
*	Customers Bancorp, Inc.	40,742	482,793
	CVB Financial Corp.	230,262	4,160,834
	Diamond Hill Investment Group, Inc.	8,685	990,351
	Dime Community Bancshares, Inc.	93,580	1,099,097
	Donegal Group, Inc., Class A	52,385	732,342
	Donegal Group, Inc., Class B	870	10,379
*	Donnelley Financial Solutions, Inc.	74,917	648,032
	Eagle Bancorp, Inc.	40,263	1,211,111
	East West Bancorp, Inc.	8,039	278,632
	Eaton Vance Corp.	29,312	1,059,336
*	eHealth, Inc.	46,827	3,237,619
	Employers Holdings, Inc.	66,766	2,171,230
#*	Encore Capital Group, Inc.	61,924	2,262,084
*	Enova International, Inc.	84,427	1,358,430
*	Enstar Group, Ltd.	18,421	3,093,807
	Enterprise Bancorp, Inc.	7,083	152,285
	Enterprise Financial Services Corp.	47,505	1,380,495
*	Equity Bancshares, Inc., Class A	20,156	285,006
*	Esquire Financial Holdings, Inc.	1,700	26,435
	ESSA Bancorp, Inc.	14,300	180,180
	Essent Group, Ltd.	53,129	1,903,612
	Evans Bancorp, Inc.	4,343	95,763
	Evercore, Inc., Class A	63,810	3,528,693
#*	EZCORP, Inc., Class A	69,800	399,256
#	Farmers & Merchants Bancorp, Inc.	674	14,484
	Farmers National Banc Corp.	32,721	353,714
	FB Financial Corp.	14,983	380,718
	FBL Financial Group, Inc., Class A	40,672	1,414,572
	Federal Agricultural Mortgage Corp., Class A	1,115	64,113
	Federal Agricultural Mortgage Corp., Class C	23,397	1,392,355
	Federated Hermes, Inc., Class B	187,479	4,941,946
	FedNat Holding Co.	37,465	350,672
	Financial Institutions, Inc.	21,164	312,592
*	First Acceptance Corp.	96,214	75,528
	First Bancorp	36,284	749,627
	First BanCorp	257,397	1,400,240
	First Bancorp, Inc. (The)	16,801	338,372
	First Bancshares, Inc. (The)	12,923	257,297
	First Bank	9,625	62,851
	First Busey Corp.	85,539	1,462,717
	First Business Financial Services, Inc.	9,599	142,737
	First Choice Bancorp	5,238	79,251
	First Citizens BancShares, Inc., Class A	5,887	2,507,097
	First Commonwealth Financial Corp.	144,780	1,139,419
	First Community Bancshares, Inc.	42,704	835,290
	First Community Corp.	400	5,360
	First Financial Bancorp	187,994	2,615,937
#	First Financial Bankshares, Inc.	171,206	5,122,484
	First Financial Corp.	26,421	883,254
	First Financial Northwest, Inc.	27,065	246,291
	First Foundation, Inc.	66,530	1,022,566
#	First Hawaiian, Inc.	85,762	1,490,544
	First Horizon National Corp.	170,911	1,584,345
	First Internet Bancorp	13,651	199,987
	First Interstate BancSystem, Inc., Class A	80,507	2,343,559
	First Merchants Corp.	72,739	1,777,014
	First Mid Bancshares, Inc.	10,516	256,696

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Midwest Bancorp, Inc.	142,758	$1,732,368
	First Northwest Bancorp	10,347	106,057
	First of Long Island Corp. (The)	30,282	451,505
	First United Corp.	4,814	52,039
	FirstCash, Inc.	83,455	4,810,346
	Flagstar Bancorp, Inc.	95,292	2,990,263
	Flushing Financial Corp.	85,513	947,484
	FNB Corp.	260,357	1,929,245
	Franklin Financial Network, Inc.	32,176	849,446
	FS Bancorp, Inc.	4,439	168,682
	Fulton Financial Corp.	354,646	3,440,066
	GAMCO Investors, Inc., Class A	11,568	136,387
*	Genworth Financial, Inc., Class A	6,100	12,444
	German American Bancorp, Inc.	52,618	1,496,456
	Glacier Bancorp, Inc.	140,060	4,945,519
	Global Indemnity, Ltd.	25,088	573,261
#*	Goosehead Insurance, Inc., Class A	5,144	531,530
	Great Southern Bancorp, Inc.	32,484	1,171,698
	Great Western Bancorp, Inc.	66,552	865,176
*	Green Dot Corp., Class A	108,677	5,508,837
#	Greenhill & Co., Inc.	22,229	266,303
#*	Greenlight Capital Re, Ltd., Class A	52,723	340,591
#	Guaranty Bancshares, Inc.	5,772	156,421
	Guaranty Federal Bancshares, Inc.	2,022	29,845
*	Hallmark Financial Services, Inc.	27,793	78,932
	Hamilton Lane, Inc., Class A	14,641	1,057,666
	Hancock Whitney Corp.	106,359	2,027,203
	Hanmi Financial Corp.	39,529	364,853
	Hanover Insurance Group, Inc. (The)	50,699	5,165,214
*	HarborOne Bancrop, Inc.	40,723	352,661
#	Hawthorn Bancshares, Inc.	2,285	37,748
#	HCI Group, Inc.	33,285	1,485,177
	Heartland Financial USA, Inc.	50,223	1,568,967
#	Hennessy Advisors, Inc.	2,761	21,646
	Heritage Commerce Corp.	70,518	478,112
	Heritage Financial Corp.	54,137	1,024,001
	Heritage Insurance Holdings, Inc.	32,826	389,645
	Hilltop Holdings, Inc.	197,180	3,839,095
	Hingham Institution For Savings (The)	1,923	338,448
*	HMN Financial, Inc.	3,408	47,712
	Home Bancorp, Inc.	3,745	87,558
	Home BancShares, Inc.	238,279	3,891,096
	HomeStreet, Inc.	52,779	1,395,477
	HomeTrust Bancshares, Inc.	11,678	168,397
	Hope Bancorp, Inc.	292,457	2,465,413
	Horace Mann Educators Corp.	77,779	2,922,935
	Horizon Bancorp, Inc.	53,047	536,305
	Houlihan Lokey, Inc.	38,954	2,134,679
*	Howard Bancorp, Inc.	11,146	105,998
	Independence Holding Co.	6,095	201,501
	Independent Bank Corp.	54,031	3,486,080
	Independent Bank Corp.	21,971	306,825
#	Independent Bank Group, Inc.	52,799	2,319,460
#	Interactive Brokers Group, Inc., Class A	114,563	5,682,325
	International Bancshares Corp.	129,425	3,937,108
	Investar Holding Corp.	2,510	33,458
	Investors Bancorp, Inc.	256,821	2,085,387
	Investors Title Co.	2,363	271,934
	James River Group Holdings, Ltd.	37,401	1,732,414

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Janus Henderson Group P.L.C.	137,128	$2,864,604
	Jefferies Financial Group, Inc.	173,044	2,803,313
	Kearny Financial Corp.	175,852	1,413,850
	Kemper Corp.	84,210	6,612,169
	Kentucky First Federal Bancorp	3,402	20,446
	Kingstone Cos., Inc.	12,993	70,162
	Kinsale Capital Group, Inc.	18,294	3,565,501
	Lake Shore Bancorp, Inc.	338	3,911
	Lakeland Bancorp, Inc.	96,928	986,727
	Lakeland Financial Corp.	59,502	2,633,559
	Landmark Bancorp, Inc.	3,294	67,856
	Lazard, Ltd., Class A	40,814	1,196,666
	LCNB Corp.	4,669	58,456
	Legg Mason, Inc.	83,753	4,186,812
#*	LendingClub Corp.	90,781	473,877
#*	LendingTree, Inc.	16,526	5,722,789
*	Limestone Bancorp, Inc.	857	9,067
	Live Oak Bancshares, Inc.	46,115	784,416
	LPL Financial Holdings, Inc.	6,700	529,434
	Luther Burbank Corp.	12,114	115,931
	Macatawa Bank Corp.	71,519	514,937
	Mackinac Financial Corp.	8,480	77,168
*	Magyar Bancorp, Inc.	809	6,181
*	Malvern Bancorp, Inc.	1,300	15,704
	Marlin Business Services Corp.	31,616	232,061
#*	MBIA, Inc.	159,089	1,274,303
	Mercantile Bank Corp.	31,370	667,867
	Merchants Bancorp	6,374	117,473
	Mercury General Corp.	97,946	4,202,863
	Meridian Bancorp, Inc.	106,026	1,209,227
	Meta Financial Group, Inc.	43,239	806,840
*	Metropolitan Bank Holding Corp.	3,622	107,139
	MGIC Investment Corp.	216,764	1,792,638
	Mid Penn Bancorp, Inc.	2,400	46,128
	Middlefield Banc Corp.	614	10,831
	Midland States Bancorp, Inc.	25,979	366,044
	MidWestOne Financial Group, Inc.	12,586	227,555
#	Moelis & Co., Class A	59,450	1,771,015
*	Mr Cooper Group, Inc.	98,446	1,607,623
	MVB Financial Corp.	2,770	36,619
	National Bank Holdings Corp., Class A	64,487	1,791,449
	National Bankshares, Inc.	2,914	73,083
	National General Holdings Corp.	130,302	4,428,965
	National Security Group, Inc. (The)	1,000	13,540
	National Western Life Group, Inc., Class A	4,293	836,233
	Navient Corp.	228,946	1,822,410
	NBT Bancorp, Inc.	88,780	2,644,756
	Nelnet, Inc., Class A	59,149	3,430,642
	New York Community Bancorp, Inc.	193,884	2,041,599
»	NewStar Financial, Inc.	112,900	11,471
*	NI Holdings, Inc.	5,422	89,355
*	Nicholas Financial, Inc.	9,480	77,357
*	Nicolet Bankshares, Inc.	7,629	427,377
*	NMI Holdings, Inc., Class A	102,175	1,585,756
*	Northeast Bank	11,206	213,362
	Northfield Bancorp, Inc.	99,788	958,963
	Northrim BanCorp, Inc.	11,583	266,641
	Northwest Bancshares, Inc.	159,393	1,570,021
	Norwood Financial Corp.	949	22,985

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	88,543	$1,356,479
	OFG Bancorp	83,447	1,091,487
	Ohio Valley Banc Corp.	1,400	27,580
	Old National Bancorp	264,103	3,694,801
	Old Second Bancorp, Inc.	35,549	295,768
*	On Deck Capital, Inc.	81,551	119,064
	OneMain Holdings, Inc.	65,565	1,881,715
	Oppenheimer Holdings, Inc., Class A	10,748	227,750
	Origin Bancorp, Inc.	7,862	186,644
	Orrstown Financial Services, Inc.	5,279	71,794
*	Pacific Mercantile Bancorp	31,574	117,140
	Pacific Premier Bancorp, Inc.	128,224	2,693,986
	PacWest Bancorp	5,639	103,053
*	Palomar Holdings, Inc.	1,562	142,673
	Park National Corp.	19,939	1,709,969
	Parke Bancorp, Inc.	4,986	58,286
	PCSB Financial Corp.	9,558	106,285
	Peapack-Gladstone Financial Corp.	23,551	383,410
	Penns Woods Bancorp, Inc.	9,004	181,881
	Pennymac Financial Services, Inc.	97,037	4,683,006
	Peoples Bancorp of North Carolina, Inc.	1,084	17,940
	Peoples Bancorp, Inc.	25,031	502,372
	Peoples Financial Services Corp.	725	26,035
	Pinnacle Financial Partners, Inc.	66,239	2,624,389
	Piper Sandler Cos.	21,077	1,304,877
	PJT Partners, Inc., Class A	31,874	1,706,215
	Popular, Inc.	75,970	2,819,247
#*	PRA Group, Inc.	110,393	4,367,147
	Preferred Bank	26,839	999,753
	Premier Financial Bancorp, Inc.	21,671	229,713
	Premier Financial Corp.	62,779	1,109,933
	Primerica, Inc.	56,551	6,766,893
	ProAssurance Corp.	67,274	988,928
	Prosperity Bancshares, Inc.	627	34,836
	Protective Insurance Corp., Class A	550	8,060
	Protective Insurance Corp., Class B	10,753	137,638
	Provident Financial Holdings, Inc.	6,061	73,944
	Provident Financial Services, Inc.	105,610	1,441,576
	Prudential Bancorp, Inc.	3,645	40,824
	Pzena Investment Management, Inc., Class A	22,413	117,444
	QCR Holdings, Inc.	19,808	591,863
	Radian Group, Inc.	324,032	4,834,557
	RBB Bancorp	11,365	145,472
	Red River Bancshares, Inc.	161	6,446
*	Regional Management Corp.	16,360	248,508
	Reliant Bancorp, Inc.	700	10,325
	Renasant Corp.	78,372	1,820,582
	Republic Bancorp, Inc., Class A	39,187	1,184,231
*	Republic First Bancorp, Inc.	74,260	173,026
	Riverview Bancorp, Inc.	34,222	167,003
	RLI Corp.	73,080	6,440,540
	S&T Bancorp, Inc.	69,585	1,496,077
	Safeguard Scientifics, Inc.	27,758	157,943
	Safety Insurance Group, Inc.	36,735	2,779,737
	Salisbury Bancorp, Inc.	551	20,062
	Sandy Spring Bancorp, Inc.	56,891	1,315,320
	SB One Bancorp	8,300	153,633
*	Seacoast Banking Corp. of Florida	77,568	1,464,484
*	Security National Financial Corp., Class A	3,942	24,243

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Select Bancorp, Inc.	9,312	$72,727
	Selective Insurance Group, Inc.	96,545	5,246,255
	ServisFirst Bancshares, Inc.	78,168	2,860,167
	Shore Bancshares, Inc.	12,406	115,004
#*	Siebert Financial Corp.	7,500	25,950
	Sierra Bancorp	21,779	382,875
	Silvercrest Asset Management Group, Inc., Class A	4,500	49,500
	Simmons First National Corp., Class A	140,686	2,333,981
	SLM Corp.	93,589	633,598
	SmartFinancial, Inc.	7,605	108,447
	South State Corp.	63,037	3,004,343
*	Southern First Bancshares, Inc.	10,173	248,221
	Southern Missouri Bancorp, Inc.	7,104	154,938
	Southern National Bancorp of Virginia, Inc.	21,155	178,125
	Southside Bancshares, Inc.	62,849	1,740,917
*	Spirit of Texas Bancshares, Inc.	5,459	63,597
	State Auto Financial Corp.	55,728	864,341
	Sterling Bancorp	290,961	3,273,311
	Sterling Bancorp, Inc.	10,431	31,815
	Stewart Information Services Corp.	58,733	2,463,849
	Stifel Financial Corp.	92,246	4,472,086
#	Stock Yards Bancorp, Inc.	47,361	1,851,341
*	StoneX Group, Inc.	38,912	2,042,102
	Summit Financial Group, Inc.	6,683	100,512
	Summit State Bank	1,000	9,860
	Synovus Financial Corp.	29,144	587,252
	TCF Financial Corp.	220,233	6,054,205
	Territorial Bancorp, Inc.	21,850	480,044
*	Texas Capital Bancshares, Inc.	62,538	2,077,512
	TFS Financial Corp.	7,700	111,496
*	Third Point Reinsurance, Ltd.	76,510	596,013
	Timberland Bancorp, Inc.	15,798	263,195
	Tiptree, Inc.	75,610	381,830
	Tompkins Financial Corp.	28,302	1,826,328
	Towne Bank	93,773	1,654,156
	TriCo Bancshares	48,038	1,345,064
*	TriState Capital Holdings, Inc.	37,284	494,013
*	Triumph Bancorp, Inc.	29,521	773,450
	TrustCo Bank Corp. NY	221,868	1,284,616
	Trustmark Corp.	175,568	3,953,791
	UMB Financial Corp.	93,869	4,674,676
	Umpqua Holdings Corp.	189,154	2,052,321
*	Unico American Corp.	4,300	20,404
	United Bancshares, Inc.	110	2,200
	United Bankshares, Inc.	170,024	4,475,032
	United Community Banks, Inc.	107,993	1,936,314
	United Fire Group, Inc.	39,695	1,007,062
	United Insurance Holdings Corp.	69,671	515,565
	United Security Bancshares	7,256	45,423
	Unity Bancorp, Inc.	11,850	148,244
	Universal Insurance Holdings, Inc.	81,685	1,430,304
	Univest Financial Corp.	36,467	557,580
	Unum Group	8,761	150,952
	Valley National Bancorp	577,248	4,312,043
	Value Line, Inc.	3,333	82,158
	Veritex Holdings, Inc.	29,944	500,664
	Virtu Financial, Inc., Class A	13,617	337,702
	Virtus Investment Partners, Inc.	20,228	2,749,390
#	Waddell & Reed Financial, Inc., Class A	155,869	2,274,129

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Walker & Dunlop, Inc.	72,976	$3,678,720
	Washington Federal, Inc.	174,146	4,064,568
	Washington Trust Bancorp, Inc.	37,710	1,257,251
	Waterstone Financial, Inc.	66,623	1,017,999
	Webster Financial Corp.	35,000	954,450
	WesBanco, Inc.	83,784	1,661,437
	West BanCorp, Inc.	43,923	720,776
	Westamerica BanCorp	39,696	2,396,051
	Western Alliance Bancorp	63,204	2,272,184
	Western New England Bancorp, Inc.	35,498	178,910
	Westwood Holdings Group, Inc.	10,800	122,688
	White Mountains Insurance Group, Ltd.	3,844	3,383,220
	Wintrust Financial Corp.	62,888	2,691,606
#	WisdomTree Investments, Inc.	195,655	704,358
#*	World Acceptance Corp.	21,509	1,598,119
	WSFS Financial Corp.	67,686	1,931,082
	WVS Financial Corp.	700	9,142
TOTAL FINANCIALS			515,586,201
HEALTH CARE — (10.9%)
#*	Abeona Therapeutics, Inc.	31,100	88,635
*	Acadia Healthcare Co., Inc.	126,891	3,782,621
*	Acceleron Pharma, Inc.	7,464	740,205
#*	Accuray, Inc.	30,884	68,871
*	Acer Therapeutics, Inc.	3,300	12,309
#»	Achillion Pharmaceuticals, Inc.	327,308	150,562
*	Addus HomeCare Corp.	38,908	3,751,120
*	Aduro Biotech, Inc.	58,923	166,163
#*	Adverum Biotechnologies, Inc.	110,141	1,847,065
*	Aeglea BioTherapeutics, Inc.	45,828	313,922
#*	Aerie Pharmaceuticals Inc.	7,257	83,891
#*	Agios Pharmaceuticals, Inc.	19,297	874,540
*	Akebia Therapeutics, Inc.	72,891	814,192
*	Akers Biosciences, Inc.	4,000	20,760
*	Albireo Pharma, Inc.	19,885	561,950
*	Aldeyra Therapeutics, Inc.	19,311	124,170
#*	Alector, Inc.	978	15,325
*	Alkermes P.L.C.	37,386	673,322
*	Allied Healthcare Products, Inc.	2,500	25,950
*	Allscripts Healthcare Solutions, Inc.	223,320	2,009,880
*	Alpine Immune Sciences, Inc.	1,200	13,800
#*	AMAG Pharmaceuticals, Inc.	35,620	340,349
*	Amedisys, Inc.	49,136	11,505,686
*	American Renal Associates Holdings, Inc.	6,648	42,880
*	Amicus Therapeutics, Inc.	58,913	851,293
*	AMN Healthcare Services, Inc.	87,186	4,789,999
#*	Amneal Pharmaceuticals, Inc.	3,757	16,268
#*	Amphastar Pharmaceuticals, Inc.	89,765	1,797,095
*	AnaptysBio, Inc.	8,742	157,006
*	AngioDynamics, Inc.	64,670	534,174
*	ANI Pharmaceuticals, Inc.	15,405	456,142
*	Anika Therapeutics, Inc.	41,064	1,494,730
*	Antares Pharma, Inc.	4,144	10,816
#*	Apollo Medical Holdings, Inc.	364	6,097
*	Applied Genetic Technologies Corp.	36,668	193,607
*	Aptevo Therapeutics, Inc.	3,200	26,880
*	Aptinyx, Inc.	2,200	8,294
	Apyx Medical Corp.	33,145	148,821
*»	Aquamed Technologies, Inc.	5,053	0

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Aravive, Inc.	18,174	$107,045
*	ARCA biopharma, Inc.	2,800	19,600
*	Arcus Biosciences, Inc.	10,002	196,839
*	Ardelyx, Inc.	154,597	873,473
*	Arena Pharmaceuticals, Inc.	20,992	1,288,699
#*	Arrowhead Pharmaceuticals, Inc.	17,663	760,745
*	Assembly Biosciences, Inc.	44,344	984,437
*	Atara Biotherapeutics, Inc.	36,550	452,854
*	Athenex, Inc.	6,260	66,419
#*	Atossa Therapeutics, Inc.	3,331	12,591
*	AtriCure, Inc.	6,972	284,527
	Atrion Corp.	3,432	2,128,183
#*	aTyr Pharma, Inc.	3,542	13,991
*	Avanos Medical, Inc.	82,655	2,535,029
#*	Avrobio, Inc.	12,780	216,621
*	Axcella Health, Inc.	4,041	18,144
#*	AxoGen, Inc.	35,615	404,943
#	Axovant Gene Therapies, Ltd.	3,700	11,063
*	Baudax Bio, Inc.	681	2,397
*	BioDelivery Sciences International, Inc.	68,918	288,766
#*	BioLife Solutions, Inc.	12,066	233,236
*	BioSpecifics Technologies Corp.	22,461	1,407,406
*	BioTelemetry, Inc.	76,691	3,263,969
#*	Bluebird Bio, Inc.	7,981	484,447
*	Brookdale Senior Living, Inc.	218,202	604,420
*	Caladrius Biosciences, Inc.	6,700	15,209
*	Calithera Biosciences, Inc.	104,754	492,344
#*	Calyxt, Inc.	819	3,612
#	Cantel Medical Corp.	83,217	3,932,003
#*	CareDx, Inc.	8,337	278,039
#	Cassava Sciences, Inc.	3,856	12,224
#*	Catabasis Pharmaceuticals, Inc.	21,478	124,143
#*	Catalyst Biosciences, Inc.	38,235	195,381
#*	Catalyst Pharmaceuticals, Inc.	35,474	152,538
#	CbdMD, Inc.	8,000	26,400
#*	Cellular Biomedicine Group, Inc.	367	4,833
#*	Chembio Diagnostics, Inc.	1,700	9,401
*	ChemoCentryx, Inc.	74,066	3,904,019
#*	Chiasma, Inc.	24,806	108,402
*	Chimerix, Inc.	42,060	130,807
#*	Codexis, Inc.	7,322	86,619
#*	Collegium Pharmaceutical, Inc.	45,658	720,483
#*	Community Health Systems, Inc.	169,421	843,717
	Computer Programs and Systems, Inc.	29,760	734,477
*	Concert Pharmaceuticals, Inc.	37,050	343,453
	CONMED Corp.	47,238	3,899,025
#*	Constellation Pharmaceuticals, Inc.	3,527	94,841
#*	Corcept Therapeutics, Inc.	131,043	1,959,093
*	CorVel Corp.	35,577	2,828,016
#*	Corvus Pharmaceuticals, Inc.	15,585	66,080
*	Covetrus, Inc.	9,951	220,514
*	Cross Country Healthcare, Inc.	71,294	462,342
*	CryoLife, Inc.	93,598	1,816,737
*	Cumberland Pharmaceuticals, Inc.	28,118	93,633
*	Cutera, Inc.	25,832	367,589
#*	Cyclerion Therapeutics, Inc.	2,793	10,669
*	Cymabay Therapeutics, Inc.	55,022	195,328
*	CytomX Therapeutics, Inc.	38,278	268,329
*	Deciphera Pharmaceuticals, Inc.	11,090	514,243

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Denali Therapeutics, Inc.	13,908	$325,725
#*	Digirad Corp.	4,050	11,340
#*	Eagle Pharmaceuticals, Inc.	19,107	886,374
*	Eidos Therapeutics, Inc.	999	40,060
#*	Eiger BioPharmaceuticals, Inc.	26,337	264,687
#*»	Elanco Animal Health, Inc.	105,700	0
#*	Electromed, Inc.	14,044	232,990
*	Emergent BioSolutions, Inc.	71,414	7,944,093
#*	Enanta Pharmaceuticals, Inc.	48,026	2,201,992
#*	Endo International P.L.C.	183,334	638,002
#*	Enochian Biosciences, Inc.	2,300	8,855
	Ensign Group, Inc. (The)	87,286	4,014,283
	Envista Holdings Corp.	63,824	1,395,831
#*	Enzo Biochem, Inc.	127,124	302,555
#*	Epizyme, Inc.	34,857	482,421
#*	Evolent Health, Inc., Class A	109,453	1,275,127
#*	FibroGen, Inc.	20,260	819,922
*	Five Prime Therapeutics, Inc.	76,677	452,394
#*	Five Star Senior Living, Inc.	23,738	107,771
*	Fluidigm Corp.	50,586	356,125
*	FONAR Corp.	12,708	312,871
#*	Fulgent Genetics, Inc.	3,094	81,527
#*	G1 Therapeutics, Inc.	37,466	549,626
#*	Geron Corp.	48,200	76,638
*	Global Blood Therapeutics, Inc.	19,405	1,309,449
*	Globus Medical, Inc., Class A	31,132	1,499,940
#*	GlycoMimetics, Inc.	57,783	227,665
#*	Gritstone Oncology, Inc.	1,850	5,929
*	Haemonetics Corp.	5,084	445,663
*	Halozyme Therapeutics, Inc.	15,300	416,007
*	Hanger, Inc.	15,532	271,189
#*	Harpoon Therapeutics, Inc.	3,425	37,709
#	Harrow Health, Inc.	6,054	33,176
#*	Harvard Bioscience, Inc.	116,082	361,015
*	HealthStream, Inc.	76,648	1,682,807
#*	Heron Therapeutics, Inc.	20,100	327,429
#*	Heska Corp.	17,153	1,650,462
*	HMS Holdings Corp.	146,042	4,746,365
*	Horizon Therapeutics P.L.C.	187,383	11,465,966
#*	ICU Medical, Inc.	20,567	3,778,775
*	InfuSystem Holdings, Inc.	3,700	45,177
#*	Innoviva, Inc.	146,827	1,988,772
#*	Inogen, Inc.	27,546	845,662
*	Inovalon Holdings, Inc., Class A	7,741	182,146
*	Insmed, Inc.	7,037	183,806
*	Integer Holdings Corp.	61,421	4,039,659
*	Integra LifeSciences Holdings Corp.	80,508	3,844,257
#*	Intellia Therapeutics, Inc.	66,958	1,192,522
#*	Interpace Biosciences, Inc.	1,140	6,692
*	Intersect ENT, Inc.	36,927	634,775
#*	Intra-Cellular Therapies, Inc.	117,757	2,334,533
*	IntriCon Corp.	20,098	217,058
#	Invacare Corp.	110,790	779,962
#*	iRadimed Corp.	3,407	75,908
*	Ironwood Pharmaceuticals, Inc.	33,748	309,469
	IVERIC bio, Inc.	32,650	130,926
#*	Joint Corp. (The)	6,504	93,918
#*	Jounce Therapeutics, Inc.	54,279	248,598
#*	Kala Pharmaceuticals, Inc.	28,011	245,096

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	KalVista Pharmaceuticals, Inc.	16,255	$159,787
#*	Karyopharm Therapeutics, Inc.	37,774	606,273
	Kewaunee Scientific Corp.	2,424	23,076
*	Kindred Biosciences, Inc.	52,917	174,097
#*	Krystal Biotech, Inc.	2,037	84,108
*	Kura Oncology, Inc.	44,521	731,925
#*	Lannett Co., Inc.	11,923	70,942
*	Lantheus Holdings, Inc.	107,326	1,446,754
#	LeMaitre Vascular, Inc.	62,530	1,834,005
*	LHC Group, Inc.	44,079	8,600,254
#*	Ligand Pharmaceuticals, Inc.	21,940	2,570,929
*	LivaNova P.L.C.	34,061	1,585,199
	Luminex Corp.	95,686	3,482,970
#*	Lumos Pharma, Inc.	2,014	28,639
*	MacroGenics, Inc.	118,916	3,020,466
#*	Madrigal Pharmaceuticals, Inc.	4,201	431,065
*	Magellan Health, Inc.	46,795	3,470,785
#*	Magenta Therapeutics, Inc.	9,478	66,536
#*	Marker Therapeutics, Inc.	5,800	11,658
*»	MedCath Corp.	41,900	0
#*	MediciNova, Inc.	1,510	9,392
*	MEDNAX, Inc.	90,893	1,816,042
#*	Medpace Holdings, Inc.	33,813	4,035,582
*	Meridian Bioscience, Inc.	99,383	2,433,890
*	Merit Medical Systems, Inc.	105,006	4,695,868
#	Merrimack Pharmaceuticals, Inc.	15,020	49,866
*	Mersana Therapeutics, Inc.	5,128	101,945
#	Mesa Laboratories, Inc.	2,988	707,977
#*	Misonix, Inc.	6,609	82,150
*	Molecular Templates, Inc.	24,618	270,059
*	Momenta Pharmaceuticals, Inc.	54,287	1,600,924
#*	MTBC, Inc.	11,032	119,918
*	MyoKardia, Inc.	4,321	389,452
*	Myriad Genetics, Inc.	93,150	1,124,320
*	NanoViricides, Inc.	3,234	20,180
	National HealthCare Corp.	24,420	1,448,594
	National Research Corp.	41,170	2,354,512
*	Natus Medical, Inc.	76,358	1,418,732
#*	Nektar Therapeutics	59,069	1,308,969
*	Neogen Corp.	54,156	4,157,556
*	NeoGenomics, Inc.	78,216	2,990,198
#	Neoleukin Therapeutics, Inc.	13,455	130,244
*	NextGen Healthcare, Inc.	82,825	1,210,901
*	NuVasive, Inc.	69,190	3,953,517
#*	Odonate Therapeutics, Inc.	1,825	66,375
*	Omnicell, Inc.	94,491	6,641,772
*	Opiant Pharmaceuticals, Inc.	1,132	10,392
#*	OPKO Health, Inc.	99,200	510,880
#*	Option Care Health, Inc.	37,800	445,284
*	OraSure Technologies, Inc.	157,809	2,864,233
*	Orgenesis, Inc.	1,820	10,046
*	Orthofix Medical, Inc.	23,992	736,794
#*	OrthoPediatrics Corp.	3,782	159,563
#*	Osmotica Pharmaceuticals P.L.C	1,590	8,507
*	Otonomy, Inc.	75,282	264,240
	Owens & Minor, Inc.	193,003	3,103,488
#*	Oxford Immunotec Global P.L.C.	26,145	341,977
#*	Pacira BioSciences, Inc.	32,556	1,712,771
#	Patterson Cos., Inc.	139,080	3,693,965

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PDL BioPharma, Inc.	337,676	$1,073,810
*	Pennant Group, Inc.	38,759	971,301
#*	PetIQ, Inc.	29,156	1,063,902
*	Pfenex, Inc.	57,174	405,364
#*	PhaseBio Pharmaceuticals, Inc.	4,500	18,000
	Phibro Animal Health Corp., Class A	27,524	638,419
*	Pieris Pharmaceuticals, Inc.	42,428	109,040
*	Premier, Inc., Class A	12,140	424,536
#*	Prestige Consumer Healthcare, Inc.	109,500	4,072,305
#*	Principia Biopharma, Inc.	1,679	140,364
#*	Pro-Dex, Inc.	5,942	112,898
*»	Progenic Pharmaceuticals, Inc.	60,482	0
*	Protagonist Therapeutics, Inc.	54,476	856,907
*	Prothena Corp. P.L.C.	95,545	1,169,471
*	Providence Service Corp. (The)	39,407	3,192,361
	Psychemedics Corp.	4,247	19,579
#*	Pulse Biosciences, Inc.	410	4,203
*	Quidel Corp.	56,818	16,049,380
*	R1 RCM, Inc.	21,653	295,997
*	RadNet, Inc.	113,589	1,804,929
*	Recro Pharma, Inc.	6,729	27,522
*	REGENXBIO, Inc.	34,586	1,144,797
*	Repligen Corp.	35,442	5,348,552
*	Replimune Group, Inc.	2,200	43,934
*	Retrophin, Inc.	57,158	1,136,301
#*	Revance Therapeutics, Inc.	39,514	927,789
*	Rhythm Pharmaceuticals, Inc.	18,898	363,220
*	Rigel Pharmaceuticals, Inc.	144,191	331,639
#*	Rocket Pharmaceuticals, Inc.	12,422	292,290
#*	Sangamo Therapeutics, Inc.	93,692	1,014,684
*	Savara, Inc.	18,766	37,344
#*	scPharmaceuticals, Inc.	1,612	12,090
*	SeaSpine Holdings Corp.	40,223	376,890
*	Select Medical Holdings Corp.	255,818	4,870,775
*	SELLAS Life Sciences Group, Inc.	3,500	12,460
*	Sharps Compliance Corp.	13,469	103,038
#*	Shockwave Medical, Inc.	3,068	151,314
*	SI-BONE, Inc.	700	11,970
#*	Sierra Oncology, Inc.	200	2,404
#*	SIGA Technologies, Inc.	29,105	186,854
	Simulations Plus, Inc.	46,554	3,277,402
#*	Solid Biosciences, Inc.	4,211	11,075
#*	Sonoma Pharmaceuticals, Inc.	1,648	15,129
*	Spectrum Pharmaceuticals, Inc.	94,746	283,291
#*	Spero Therapeutics, Inc.	12,867	150,544
#*	STAAR Surgical Co.	15,682	912,536
#*	Strongbridge Biopharma P.L.C	2,900	9,773
*	Supernus Pharmaceuticals, Inc.	90,931	2,024,579
*	Surgalign Holdings, Inc.	184,237	517,706
#*	Surgery Partners, Inc.	95,460	1,457,674
*	Surmodics, Inc.	30,672	1,450,479
#*	Syndax Pharmaceuticals, Inc.	86,766	1,224,268
*	Syneos Health, Inc.	7,552	471,169
#*	Synlogic, Inc.	9,958	22,505
#*	Syros Pharmaceuticals, Inc.	34,008	322,736
#*	Tabula Rasa HealthCare, Inc.	2,937	165,059
#*	Tactile Systems Technology, Inc.	6,981	286,081
*	Taro Pharmaceutical Industries, Ltd.	3,889	252,824
#*	TCR2 Therapeutics, Inc.	3,147	52,712

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Tenet Healthcare Corp.	179,639	$4,749,655
#*	Translate Bio, Inc.	4,576	69,509
#*	Triple-S Management Corp., Class B	43,661	849,643
#*	Ultragenyx Pharmaceutical, Inc.	19,076	1,490,980
*	United Therapeutics Corp.	30,222	3,368,846
#*	Unum Therapeutics, Inc.	16,300	43,847
#	US Physical Therapy, Inc.	28,763	2,389,055
	Utah Medical Products, Inc.	11,194	912,311
#*	Vanda Pharmaceuticals, Inc.	68,156	687,012
#*	Vapotherm, Inc.	2,300	120,152
*	Varex Imaging Corp.	48,853	766,015
#*	Vericel Corp.	26,795	441,850
#*	Verrica Pharmaceuticals, Inc.	1,300	8,528
#*	ViewRay, Inc.	16,500	45,705
#*	Viking Therapeutics, Inc.	81,238	570,291
#*	Vocera Communications, Inc.	18,981	584,045
#*	Voyager Therapeutics, Inc.	6,464	71,556
#*	Wright Medical Group NV	59,735	1,793,245
*	Xencor, Inc.	38,543	1,159,759
#*	XOMA Corp.	1,200	20,040
#*	Yield10 Bioscience, Inc.	1,700	10,506
#*	Zogenix, Inc.	27,656	657,936
*	Zynerba Pharmaceuticals, Inc.	2,800	10,500
#*	Zynex, Inc.	2,102	40,190
TOTAL HEALTH CARE			316,521,362
INDUSTRIALS — (18.5%)
	AAON, Inc.	97,512	5,777,586
	AAR Corp.	58,300	1,003,926
	ABM Industries, Inc.	114,888	4,124,479
*	Acacia Research Corp.	41,499	164,336
	ACCO Brands Corp.	158,432	1,032,977
	Acme United Corp.	10,426	225,931
	Acuity Brands, Inc.	4,298	425,932
#	ADT, Inc.	3,390	29,188
#*	Advanced Disposal Services, Inc.	2,293	69,157
	Advanced Drainage Systems, Inc.	56,476	2,767,324
*	Aegion Corp.	63,899	985,323
#*	Aerojet Rocketdyne Holdings, Inc.	117,038	4,827,817
*	Aerovironment, Inc.	59,404	4,547,376
	AGCO Corp.	9,666	634,380
	Air Lease Corp.	75,341	1,975,441
*	Air Transport Services Group, Inc.	132,295	3,224,029
	Alamo Group, Inc.	27,770	2,863,365
	Alaska Air Group, Inc.	3,170	109,175
	Albany International Corp., Class A	55,023	2,645,506
#	Allegiant Travel Co.	26,547	2,974,060
	Allied Motion Technologies, Inc.	30,030	1,132,131
	Allison Transmission Holdings, Inc.	12,043	449,926
	Altra Industrial Motion Corp.	26,920	921,472
*	Ameresco, Inc., Class A	44,573	1,233,781
#*	American Superconductor Corp.	7,900	73,470
*	American Woodmark Corp.	32,860	2,649,173
*	AMREP Corp.	2,776	12,381
	Apogee Enterprises, Inc.	62,751	1,354,794
	Applied Industrial Technologies, Inc.	71,028	4,483,287
	ArcBest Corp.	62,352	1,894,877
	Arcosa, Inc.	17,340	732,095
	Argan, Inc.	43,706	1,874,987

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Armstrong Flooring, Inc.	34,324	$101,942
	Armstrong World Industries, Inc.	65,441	4,662,017
*	ASGN, Inc.	101,799	6,969,160
	Astec Industries, Inc.	61,988	2,757,846
*	Astronics Corp.	30,147	262,279
#*	Astronics Corp., Class B	8,090	69,776
*	Atkore International Group, Inc.	52,146	1,390,734
*	Atlas Air Worldwide Holdings, Inc.	39,217	2,042,421
*	Avis Budget Group, Inc.	82,352	2,132,917
*	Axon Enterprise, Inc.	44,885	3,731,290
	AZZ, Inc.	47,854	1,511,229
	Barnes Group, Inc.	93,915	3,462,646
	Barrett Business Services, Inc.	20,684	1,089,633
*	Beacon Roofing Supply, Inc.	91,448	2,849,520
	BG Staffing, Inc.	12,877	116,923
*	Blue Bird Corp.	33,623	421,296
*	BMC Stock Holdings, Inc.	79,274	2,029,414
	Brady Corp., Class A	91,444	4,203,681
*	BrightView Holdings, Inc.	14,314	173,486
	Brink's Co. (The)	60,744	2,693,996
*	Broadwind, Inc.	6,520	30,188
*	Builders FirstSource, Inc.	217,363	5,149,329
*	CAI International, Inc.	29,554	508,624
*	Casella Waste Systems, Inc., Class A	107,984	5,983,393
*	CBIZ, Inc.	124,314	3,005,913
*	CECO Environmental Corp.	66,157	443,252
#*	Chart Industries, Inc.	56,506	3,872,356
	Chicago Rivet & Machine Co.	841	17,859
#*	Cimpress P.L.C.	35,640	3,564,000
*	CIRCOR International, Inc.	25,801	676,502
*	Clean Harbors, Inc.	79,820	4,757,272
#*	Colfax Corp.	133,532	3,883,111
	Columbus McKinnon Corp.	45,359	1,502,744
	Comfort Systems USA, Inc.	81,295	4,041,174
	CompX International, Inc.	2,107	29,140
#*	Construction Partners, Inc., Class A	12,386	204,988
	Copa Holdings SA, Class A	27,455	1,137,735
	CoreLogic, Inc.	91,247	6,219,396
*	Cornerstone Building Brands, Inc.	45,783	259,590
	Costamare, Inc.	95,116	432,778
	Covanta Holding Corp.	165,677	1,630,262
*	Covenant Logistics Group, Inc.	27,793	468,312
	CRA International, Inc.	19,663	821,324
	Crane Co.	11,949	675,955
	CSW Industrials, Inc.	27,745	1,853,089
#	Cubic Corp.	49,038	2,059,596
	Curtiss-Wright Corp.	26,134	2,329,062
#	Deluxe Corp.	49,960	1,410,371
#*	Document Security Systems, Inc.	2,786	22,232
	Douglas Dynamics, Inc.	60,257	2,130,085
*	Ducommun, Inc.	24,533	881,961
*	DXP Enterprises, Inc.	20,898	352,758
*	Dycom Industries, Inc.	69,346	2,970,089
	Eastern Co. (The)	8,133	132,649
*	Echo Global Logistics, Inc.	71,622	1,795,205
	EMCOR Group, Inc.	83,083	5,691,185
	Encore Wire Corp.	40,788	2,047,150
#*	Energy Recovery, Inc.	7,134	54,147
	Enerpac Tool Group Corp.	111,261	2,102,833

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnerSys	73,392	$4,936,346
	Ennis, Inc.	61,557	1,064,936
	EnPro Industries, Inc.	44,405	2,119,451
	ESCO Technologies, Inc.	41,752	3,588,167
	Espey Manufacturing & Electronics Corp.	6,393	119,102
*	EVI Industries, Inc.	837	21,159
*	Evoqua Water Technologies Corp.	14,776	284,142
*	ExOne Co. (The)	1,980	17,345
	Exponent, Inc.	82,404	6,926,880
	Federal Signal Corp.	143,863	4,446,805
	Flowserve Corp.	19,315	538,309
*	Forrester Research, Inc.	43,589	1,530,410
	Forward Air Corp.	57,428	2,985,682
*	Franklin Covey Co.	36,843	666,490
	Franklin Electric Co., Inc.	90,536	4,893,471
*	FTI Consulting, Inc.	70,273	8,393,407
#*	Gates Industrial Corp. P.L.C.	3,358	35,393
#	GATX Corp.	65,112	3,971,181
	Genco Shipping & Trading, Ltd.	51,543	349,977
*	Gencor Industries, Inc.	33,176	397,117
#*	Generac Holdings, Inc.	42,393	6,680,289
*	Gibraltar Industries, Inc.	64,028	3,311,528
*	GMS, Inc.	46,880	1,098,398
*	Goldfield Corp. (The)	45,777	178,073
	Gorman-Rupp Co. (The)	66,173	2,002,395
*	GP Strategies Corp.	40,471	300,700
#	GrafTech International, Ltd.	66,273	402,277
	Graham Corp.	29,385	386,707
#	Granite Construction, Inc.	61,119	1,036,578
*	Great Lakes Dredge & Dock Corp.	147,612	1,234,036
#	Greenbrier Cos., Inc. (The)	63,584	1,636,016
	Griffon Corp.	91,355	2,089,289
	H&E Equipment Services, Inc.	89,084	1,566,988
*	Harsco Corp.	87,151	1,390,930
#	Hawaiian Holdings, Inc.	110,825	1,317,709
*	HD Supply Holdings, Inc.	13,400	470,340
	Healthcare Services Group, Inc.	108,030	2,829,306
	Heartland Express, Inc.	155,321	3,150,686
	Heidrick & Struggles International, Inc.	48,499	981,135
	Helios Technologies, Inc.	49,469	1,871,412
*	Herc Holdings, Inc.	36,372	1,219,917
*	Heritage-Crystal Clean, Inc.	29,058	404,778
	Herman Miller, Inc.	84,443	1,978,499
	Hexcel Corp.	9,946	370,986
	Hillenbrand, Inc.	38,078	1,113,020
	HNI Corp.	63,753	1,893,464
*	Houston Wire & Cable Co.	11,452	28,745
*	Hub Group, Inc., Class A	59,349	3,139,562
	Hurco Cos., Inc.	17,228	477,905
*	Huron Consulting Group, Inc.	44,790	2,137,379
	Hyster-Yale Materials Handling, Inc.	17,600	656,656
	ICF International, Inc.	44,328	2,997,016
*	IES Holdings, Inc.	34,805	829,403
*	InnerWorkings, Inc.	6,670	18,343
*	Innovative Solutions & Support, Inc.	19,757	99,773
	Insperity, Inc.	57,030	3,813,026
	Insteel Industries, Inc.	52,517	978,917
	Interface, Inc.	73,063	583,043
	ITT, Inc.	10,243	591,328

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	JELD-WEN Holding, Inc.	76,232	$1,494,147
*	JetBlue Airways Corp.	50,658	523,804
#	John Bean Technologies Corp.	59,441	5,573,188
	Kadant, Inc.	22,601	2,452,435
	Kaman Corp.	50,949	2,011,976
	KAR Auction Services, Inc.	31,083	470,286
	Kelly Services, Inc., Class A	55,339	819,571
	Kennametal, Inc.	131,794	3,553,166
	Kforce, Inc.	76,426	2,204,126
	Kimball International, Inc., Class B	118,725	1,298,852
*	Kirby Corp.	73,165	3,383,150
	Knoll, Inc.	61,633	721,722
	Korn Ferry	114,090	3,205,929
*	Kratos Defense & Security Solutions, Inc.	237,405	4,275,664
#	Landstar System, Inc.	44,453	5,413,486
*	Lawson Products, Inc.	22,868	683,296
*	LB Foster Co., Class A	17,793	250,170
#*	Limbach Holdings, Inc.	9,820	36,530
	Lindsay Corp.	17,072	1,655,472
*	LiqTech International, Inc.	2,400	16,224
*	LS Starrett Co. (The), Class A	1,920	6,163
	LSI Industries, Inc.	97,088	568,936
#*	Lydall, Inc.	41,290	668,898
	Macquarie Infrastructure Corp.	100,894	3,022,784
*	Manitex International, Inc.	15,585	70,288
*	Manitowoc Co., Inc. (The)	65,110	694,073
	ManpowerGroup, Inc.	6,005	413,084
	Marten Transport, Ltd.	127,922	3,405,284
*	Masonite International Corp.	19,110	1,611,929
#*	MasTec, Inc.	126,820	5,044,900
*	Mastech Digital, Inc.	1,100	23,650
	Matson, Inc.	78,309	2,852,014
	Matthews International Corp., Class A	39,655	856,548
#*	Maxar Technologies, Inc.	10,147	180,515
	McGrath RentCorp	40,376	2,342,616
*	Mercury Systems, Inc.	72,666	5,626,528
*	Meritor, Inc.	182,394	4,149,464
*	Mesa Air Group, Inc.	4,869	15,094
*	Middleby Corp. (The)	12,444	1,033,599
	Miller Industries, Inc.	26,862	761,538
*	Mistras Group, Inc.	34,384	121,376
	Moog, Inc., Class A	41,538	2,231,421
*	Morgan Group Holding Co.	24	294
*	MRC Global, Inc.	97,185	578,251
	MSA Safety, Inc.	44,387	5,261,191
	MSC Industrial Direct Co., Inc., Class A	4,036	266,416
	Mueller Industries, Inc.	107,942	3,018,058
	Mueller Water Products, Inc., Class A	362,220	3,665,666
*	MYR Group, Inc.	41,380	1,517,405
	National Presto Industries, Inc.	11,954	1,020,752
*	Navistar International Corp.	89,878	2,878,792
	NL Industries, Inc.	1,951	7,141
#	NN, Inc.	55,545	292,167
*	Northwest Pipe Co.	29,019	721,122
*	NOW, Inc.	136,572	1,076,187
#*	NV5 Global, Inc.	30,254	1,716,612
	nVent Electric P.L.C.	33,600	610,176
	Omega Flex, Inc.	20,474	2,492,710
#*	Orion Energy Systems, Inc.	3,292	13,036

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Orion Group Holdings, Inc.	43,026	$123,915
	Oshkosh Corp.	4,584	360,852
*	PAM Transportation Services, Inc.	11,800	331,108
	Park Aerospace Corp.	25,793	278,049
	Park-Ohio Holdings Corp.	31,873	459,609
	Patrick Industries, Inc.	51,933	3,321,115
	Patriot Transportation Holding, Inc.	5,218	47,014
*	Perma-Pipe International Holdings, Inc.	7,792	46,051
*	PGT Innovations, Inc.	145,163	2,477,932
*	PICO Holdings, Inc.	25,462	206,751
#	Pitney Bowes, Inc.	173,195	578,471
	Powell Industries, Inc.	30,126	799,845
	Preformed Line Products Co.	7,969	392,553
	Primoris Services Corp.	78,741	1,262,218
*	Proto Labs, Inc.	11,736	1,409,728
#	Quad/Graphics, Inc.	54,782	170,372
	Quanex Building Products Corp.	65,094	914,571
*	Radiant Logistics, Inc.	97,696	415,208
	Raven Industries, Inc.	44,772	967,523
*	RBC Bearings, Inc.	38,011	4,653,307
*	RCM Technologies, Inc.	16,100	24,633
#*	Red Violet, Inc.	1,609	24,634
	Regal Beloit Corp.	84,944	7,812,300
*	Resideo Technologies, Inc.	69,114	917,834
	Resources Connection, Inc.	93,902	1,061,093
	REV Group, Inc.	30,102	195,663
	Rexnord Corp.	160,979	4,663,562
	Rush Enterprises, Inc., Class A	46,147	2,195,674
	Rush Enterprises, Inc., Class B	18,930	753,414
	Ryder System, Inc.	1,354	49,597
*	Saia, Inc.	63,326	7,564,291
	Schneider National, Inc., Class B	12,548	315,331
	Scorpio Bulkers, Inc.	10,233	150,016
	Servotronics, Inc.	2,783	23,155
	Shyft Group, Inc. (The)	97,673	1,844,066
*	SIFCO Industries, Inc.	6,261	23,854
	Simpson Manufacturing Co., Inc.	82,536	7,969,676
#*	SiteOne Landscape Supply, Inc.	8,500	1,088,255
	SkyWest, Inc.	59,515	1,565,840
*	SP Plus Corp.	29,691	471,790
#*	Spirit Airlines, Inc.	8,329	131,681
*	SPX Corp.	51,556	2,165,352
*	SPX FLOW, Inc.	75,704	3,034,216
	Standex International Corp.	30,876	1,653,410
	Steelcase, Inc., Class A	110,003	1,180,332
*	Stericycle, Inc.	18,470	1,116,234
*	Sterling Construction Co., Inc.	110,837	1,141,621
#*	Sunrun, Inc.	89,603	3,287,534
	Systemax, Inc.	67,300	1,508,193
*	Team, Inc.	42,012	165,947
	Tennant Co.	34,300	2,285,066
	Terex Corp.	101,721	1,917,441
	Tetra Tech, Inc.	101,251	8,975,901
*	Textainer Group Holdings, Ltd.	65,402	551,993
*	Thermon Group Holdings, Inc.	42,254	572,542
	Timken Co. (The)	121,901	5,566,000
*	Titan Machinery, Inc.	29,627	321,897
*	TPI Composites, Inc.	44,376	1,135,138
*	Transcat, Inc.	9,029	251,909

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Trex Co., Inc.	60,597	$8,442,980
*	TriMas Corp.	81,389	1,904,503
*	TriNet Group, Inc.	64,978	4,288,548
	Trinity Industries, Inc.	70,916	1,384,989
	Triton International, Ltd.	125,382	3,945,772
	Triumph Group, Inc.	9,950	67,461
*	TrueBlue, Inc.	72,527	1,119,092
*	Tutor Perini Corp.	17,102	201,291
*	Twin Disc, Inc.	18,649	109,283
#*	U.S. Xpress Enterprises, Inc., Class A	3,037	27,819
	UFP Industries, Inc.	116,525	6,784,085
*	Ultralife Corp.	49,397	350,719
	UniFirst Corp.	26,680	4,975,286
*	Univar Solutions, Inc.	14,160	250,207
	Universal Logistics Holdings, Inc.	32,434	595,813
#*	Upwork, Inc.	11,894	178,648
	US Ecology, Inc.	42,546	1,475,495
*	USA Truck, Inc.	11,187	109,297
	Valmont Industries, Inc.	30,802	3,733,202
*	Vectrus, Inc.	29,154	1,282,484
*	Veritiv Corp.	19,824	303,505
#	Viad Corp.	40,267	582,261
*	Vicor Corp.	25,089	2,044,001
*	Virco Manufacturing Corp.	6,861	15,231
#*	Vivint Solar, Inc.	24,501	498,350
	VSE Corp.	16,621	467,549
	Wabash National Corp.	101,829	1,159,832
	Watts Water Technologies, Inc., Class A	47,698	4,001,385
*	Welbilt, Inc.	167,542	1,018,655
	Werner Enterprises, Inc.	136,384	5,998,850
*	WESCO International, Inc.	31,731	1,233,384
#*	Willdan Group, Inc.	9,014	222,285
*	Willis Lease Finance Corp.	11,622	226,629
*	WillScot Mobile Mini Holdings Corp.	215,169	3,240,445
TOTAL INDUSTRIALS			537,604,304
INFORMATION TECHNOLOGY — (13.5%)
#*	2U, Inc.	13,948	656,881
#*	3D Systems Corp.	38,901	256,358
#*	A10 Networks Inc.	10,321	83,394
*	Acacia Communications, Inc.	14,284	971,026
*	ACI Worldwide, Inc.	178,832	4,790,909
#*	ACM Research, Inc., Class A	2,776	266,329
*»	Actua Corp.	15,285	1,528
#*	ADDvantage Technologies Group, Inc.	6,563	14,570
	ADTRAN, Inc.	106,922	1,327,971
*	Advanced Energy Industries, Inc.	83,774	6,163,253
*	Agilysys, Inc.	55,158	1,156,112
*	Airgain, Inc.	15,336	196,301
*	Alarm.com Holdings, Inc.	71,066	4,977,463
*	Alithya Group, Inc., Class A	14,711	23,685
	Alliance Data Systems Corp.	1,971	87,434
*	Alpha & Omega Semiconductor, Ltd.	50,233	547,037
#*	Altair Engineering, Inc., Class A	12,936	521,321
*	Ambarella, Inc.	33,895	1,534,766
	American Software, Inc., Class A	72,668	1,196,842
*	Amkor Technology, Inc.	446,228	6,066,470
*	Amtech Systems, Inc.	18,554	95,553
#*	Appfolio, Inc., Class A	11,454	1,594,626

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Arlo Technologies, Inc.	91,937	$387,974
*	Arrow Electronics, Inc.	4,100	293,642
	AstroNova, Inc.	7,447	51,235
#*	Asure Software, Inc.	12,709	81,973
*	Avaya Holdings Corp.	34,725	439,618
*	Aviat Networks, Inc.	4,994	102,377
#*	Avid Technology, Inc.	252,364	2,076,956
	Avnet, Inc.	4,210	112,491
*	Aware, Inc.	34,012	101,016
*	Axcelis Technologies, Inc.	90,123	2,651,419
*	AXT, Inc.	107,959	517,124
#	Badger Meter, Inc.	56,196	3,517,870
	Bel Fuse, Inc., Class A	2,583	29,704
	Bel Fuse, Inc., Class B	13,724	167,433
	Belden, Inc.	55,621	1,757,624
	Benchmark Electronics, Inc.	66,556	1,355,080
*	BK Technologies Corp.	20,576	64,403
	Blackbaud, Inc.	52,217	3,265,651
*	Blackline Inc.	7,700	684,607
*	Bottomline Technologies De, Inc.	55,492	2,678,044
*	Brightcove, Inc.	18,656	197,380
	Brooks Automation, Inc.	104,431	5,686,268
	Cabot Microelectronics Corp.	44,906	6,768,232
*	CACI International, Inc., Class A	24,914	5,177,627
*	CalAmp Corp.	89,499	705,252
*	Calix, Inc.	160,611	3,294,132
#*	Cardtronics P.L.C., Class A	85,478	1,908,724
#*	Casa Systems, Inc.	29,510	165,551
	Cass Information Systems, Inc.	36,459	1,306,326
*	CEVA, Inc.	53,425	2,147,685
*	ChannelAdvisor Corp.	17,394	354,316
*	Cirrus Logic, Inc.	122,783	8,414,319
*	Clearfield, Inc.	34,668	646,212
#*	Cloudera, Inc.	54,340	612,412
*	Coda Octopus Group, Inc.	4,194	24,199
*	Coherent, Inc.	17,867	2,480,476
	Cohu, Inc.	88,221	1,661,201
#*	CommScope Holding Co., Inc.	39,259	364,324
	Communications Systems, Inc.	8,595	41,686
*	CommVault Systems, Inc.	54,778	2,414,614
*	Computer Task Group, Inc.	21,319	102,971
	Comtech Telecommunications Corp.	57,377	942,130
*	Conduent, Inc.	195,695	373,777
*	Cornerstone OnDemand, Inc.	440	15,624
#*	Cree, Inc.	32,647	2,250,031
	CSG Systems International, Inc.	68,763	2,896,985
	CSP, Inc.	2,788	20,743
	CTS Corp.	72,034	1,430,595
*	CyberOptics Corp.	23,687	932,083
	Daktronics, Inc.	106,090	442,395
#*	DASAN Zhone Solutions, Inc.	4,099	41,441
*	Data I/O Corp.	2,221	8,329
*	Digi International, Inc.	54,794	664,103
#*	Digital Turbine, Inc.	42,202	585,764
*	Diodes, Inc.	92,320	4,749,864
*	DSP Group, Inc.	63,120	937,332
	DXC Technology Co.	9,473	169,661
#	Ebix, Inc.	49,319	1,087,731
*	EchoStar Corp., Class A	37,456	1,022,549

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	eGain Corp.	59,104	$585,721
*	EMCORE Corp.	52,125	182,437
*	Endurance International Group Holdings, Inc.	18,619	105,570
#*	Enphase Energy Inc.	41,377	2,497,516
	Entegris, Inc.	48,538	3,490,368
*	Envestnet, Inc.	39,453	3,203,584
*	ePlus, Inc.	33,853	2,523,403
	EVERTEC, Inc.	83,909	2,605,374
*	Evo Payments, Inc., Class A	3,400	77,146
*	ExlService Holdings, Inc.	66,227	4,242,502
*	Fabrinet	77,707	5,643,859
*	FARO Technologies, Inc.	41,295	2,470,680
*	FireEye, Inc.	57,616	870,002
#*	First Solar, Inc.	21,098	1,256,386
#*	Fitbit, Inc., Class A	224,373	1,467,399
*	Flex, Ltd.	19,562	224,767
	FLIR Systems, Inc.	6,600	274,956
*	FormFactor, Inc.	165,579	4,775,298
*	Frequency Electronics, Inc.	19,976	209,149
*	Genasys, Inc.	3,438	14,440
#	GlobalSCAPE, Inc.	23,755	226,385
#*	Globant SA	14,364	2,484,110
#*	GreenSky, Inc., Class A	3,673	20,734
*	GSE Systems, Inc.	2,450	2,303
*	GSI Technology, Inc.	52,457	300,054
#*	GTT Communications, Inc.	42,851	269,961
	Hackett Group, Inc. (The)	84,446	1,164,510
#*	Harmonic, Inc.	272,077	1,518,190
#*	I3 Verticals, Inc., Class A	11,961	289,217
*	Ichor Holdings, Ltd.	55,338	1,816,193
*	Identiv, Inc.	2,200	11,264
*	IEC Electronics Corp.	20,094	180,846
#*	II-VI, Inc.	48,469	2,458,348
#*	Image Sensing Systems, Inc.	700	2,555
*	Immersion Corp.	35,162	237,343
#*	Impinj, Inc.	9,200	217,120
#*	Infinera Corp.	159,946	1,261,974
*	Inphi Corp.	24,012	3,137,408
*	Insight Enterprises, Inc.	60,629	3,021,749
	InterDigital, Inc.	65,860	3,952,917
*	inTEST Corp.	13,037	60,883
*	Intevac, Inc.	65,347	386,854
#*	Iteris, Inc.	32,287	149,812
*	Itron, Inc.	60,646	4,218,536
#*	j2 Global, Inc.	46,264	2,624,094
	Jabil, Inc.	48,410	1,687,573
	KBR, Inc.	218,756	4,865,133
*	Key Tronic Corp.	24,700	167,219
*	Kimball Electronics, Inc.	54,202	719,803
*	Knowles Corp.	205,457	3,135,274
	Kulicke & Soffa Industries, Inc.	117,342	2,781,005
*	KVH Industries, Inc.	48,315	392,318
*	Lantronix, Inc.	19,312	77,248
#*	Lattice Semiconductor Corp.	258,740	8,044,227
#*	LightPath Technologies, Inc., Class A	10,325	44,604
#*	Limelight Networks, Inc.	314,525	1,972,072
	Littelfuse, Inc.	22,098	3,925,710
*	LiveRamp Holdings, Inc.	132,416	6,034,197
	LogMeIn, Inc.	5,000	429,050

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	17,124	$1,589,621
*	Luna Innovations, Inc.	33,774	191,499
#*	MACOM Technology Solutions Holdings, Inc.	15,044	635,759
#*	MagnaChip Semiconductor Corp.	20,058	228,260
*	Manhattan Associates, Inc.	66,081	6,329,899
	ManTech International Corp., Class A	45,781	3,185,442
	MAXIMUS, Inc.	13,739	1,019,571
*	MaxLinear, Inc.	95,381	2,417,908
	Methode Electronics, Inc.	89,902	2,535,236
*	MicroStrategy, Inc., Class A	17,235	2,135,761
*	Mimecast, Ltd.	35,021	1,643,536
*	Mitek Systems, Inc.	34,122	350,092
	MKS Instruments, Inc.	13,472	1,716,872
	MTS Systems Corp.	22,719	421,437
#*	Napco Security Technologies, Inc.	45,825	1,208,863
	National Instruments Corp.	3,079	109,304
*	NCR Corp.	62,918	1,159,579
*	NeoPhotonics Corp.	129,349	1,178,369
*	NETGEAR, Inc.	67,588	2,078,331
*	Netscout Systems, Inc.	152,623	3,885,782
*	NetSol Technologies, Inc.	13,690	42,028
	Network-1 Technologies, Inc.	10,978	23,822
*	New Relic, Inc.	7,648	542,320
	NIC, Inc.	121,226	2,657,274
*	Novanta, Inc.	66,003	6,843,191
	NVE Corp.	12,517	678,922
*	OneSpan, Inc.	98,858	3,078,438
*	Onto Innovation, Inc.	128,293	4,852,041
*	Optical Cable Corp.	5,961	14,306
*	OSI Systems, Inc.	39,578	2,808,455
#*	PAR Technology Corp.	21,536	662,447
#	Paysign, Inc.	10,269	95,912
	PC Connection, Inc.	59,244	2,588,963
	PC-Tel, Inc.	37,353	244,662
#*	PDF Solutions, Inc.	67,444	1,657,774
*	Perceptron, Inc.	10,177	42,743
*	Perficient, Inc.	77,339	3,032,462
	Perspecta, Inc.	95,887	2,051,982
*	PFSweb, Inc.	11,751	93,185
*	Photronics, Inc.	162,263	1,927,684
*	Pixelworks, Inc.	89,793	286,440
#	Plantronics, Inc.	734	14,673
*	Plexus Corp.	73,810	5,483,345
	Power Integrations, Inc.	53,191	6,490,898
*	PRGX Global, Inc.	28,325	152,955
	Progress Software Corp.	99,734	3,476,727
*	Pure Storage, Inc., Class A	42,446	758,086
	QAD, Inc., Class A	24,107	952,468
	QAD, Inc., Class B	4,173	117,512
#*	Qualys, Inc.	32,275	3,985,317
#*	QuickLogic Corp.	1,800	7,182
*	Rambus, Inc.	236,418	3,489,530
	RF Industries, Ltd.	3,591	16,052
*	Ribbon Communications, Inc.	156,053	686,633
	Richardson Electronics, Ltd.	16,169	70,012
*	Rogers Corp.	36,398	4,338,278
*	Rosetta Stone, Inc.	6,707	179,546
	Sabre Corp.	37,291	281,920
#*	Sailpoint Technologies Holdings, Inc.	54,634	1,720,971

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	148,533	$4,408,459
#	Sapiens International Corp. NV	11,592	354,252
*	ScanSource, Inc.	37,601	862,943
	Science Applications International Corp.	20,909	1,672,302
#*	SecureWorks Corp., Class A	3,900	46,644
*	Semtech Corp.	80,651	4,494,680
*	SharpSpring, Inc.	5,836	47,097
#*	ShotSpotter, Inc.	9,166	211,185
*	Silicon Laboratories, Inc.	58,169	5,846,566
#*	SMART Global Holdings, Inc.	35,603	992,968
*	SMTC Corp.	6,433	20,135
*	SolarEdge Technologies, Inc.	23,692	4,148,469
*	SPS Commerce, Inc.	28,544	2,145,652
*	StarTek, Inc.	54,358	265,267
#*	Stratasys, Ltd.	3,754	56,235
#*	Super Micro Computer, Inc.	28,906	875,996
	Switch, Inc., Class A	11,273	202,801
*	Sykes Enterprises, Inc.	83,905	2,304,031
#*	Synaptics, Inc.	63,054	5,045,581
#*	Synchronoss Technologies, Inc.	61,692	203,584
	SYNNEX Corp.	46,340	5,780,452
*	Telenav, Inc.	82,713	428,867
#*	Teradata Corp.	48,304	1,014,384
	TESSCO Technologies, Inc.	12,813	78,928
	TransAct Technologies, Inc.	13,502	47,392
	TTEC Holdings, Inc.	83,070	3,942,502
#*	TTM Technologies, Inc.	193,183	2,378,083
*	Ultra Clean Holdings, Inc.	112,821	3,394,784
#*	Unisys Corp.	117,913	1,401,986
*	Upland Software, Inc.	26,559	914,161
*	Veeco Instruments, Inc.	139,245	1,882,592
*	Verint Systems, Inc.	83,349	3,741,537
#*	Verra Mobility Corp.	5,543	56,705
*	ViaSat, Inc.	29,600	1,123,616
*	Viavi Solutions, Inc.	160,574	2,220,738
*	Virtusa Corp.	67,589	2,744,113
	Vishay Intertechnology, Inc.	235,440	3,694,054
*	Vishay Precision Group, Inc.	25,618	651,978
	Wayside Technology Group, Inc.	12,433	287,575
	Xperi Holding Corp.	155,908	2,874,943
#*	Zix Corp.	38,289	272,426
TOTAL INFORMATION TECHNOLOGY			390,525,404
MATERIALS — (5.0%)
*	AdvanSix, Inc.	34,989	435,613
*	AgroFresh Solutions, Inc.	19,334	47,175
*	Alcoa Corp.	105,126	1,366,638
#*	Allegheny Technologies, Inc.	127,427	1,107,341
	American Vanguard Corp.	63,368	852,933
*	Ampco-Pittsburgh Corp.	2,649	7,762
	Ashland Global Holdings, Inc.	37,903	2,860,918
	Avient Corp.	135,534	3,239,263
*	Axalta Coating Systems, Ltd.	4,854	107,759
	Balchem Corp.	48,190	4,831,529
	Boise Cascade Co.	86,910	4,049,137
	Cabot Corp.	87,827	3,203,929
	Carpenter Technology Corp.	57,088	1,276,488
*	Century Aluminum Co.	177,601	1,546,905
	Chase Corp.	20,568	2,068,318

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Chemours Co. (The)	61,696	$1,143,227
*	Clearwater Paper Corp.	34,301	1,266,393
*	Coeur Mining, Inc.	398,757	3,162,143
	Commercial Metals Co.	236,318	4,887,056
#	Compass Minerals International, Inc.	65,162	3,319,352
*	Core Molding Technologies, Inc.	24,525	112,815
	Domtar Corp.	68,957	1,447,407
#	Eagle Materials, Inc.	18,038	1,447,189
*	Element Solutions, Inc.	398,716	4,330,056
*	Ferro Corp.	176,882	2,067,751
*»	Ferroglobe Representation & Warranty Insurance Trust	83,625	0
*	Forterra, Inc.	33,678	437,477
	Friedman Industries, Inc.	7,760	38,955
	FutureFuel Corp.	74,767	985,429
*	GCP Applied Technologies, Inc.	96,679	2,206,215
	Gold Resource Corp.	206,641	907,154
	Graphic Packaging Holding Co.	210,439	2,933,520
	Greif, Inc., Class A	44,847	1,560,227
	Greif, Inc., Class B	5,124	201,322
	Hawkins, Inc.	28,425	1,464,740
	Haynes International, Inc.	31,099	570,978
#	HB Fuller Co.	104,482	4,737,214
	Hecla Mining Co.	781,563	4,314,228
	Huntsman Corp.	32,679	604,561
*	Ingevity Corp.	56,174	3,285,055
	Innospec, Inc.	51,554	3,875,314
*	Intrepid Potash, Inc.	83,897	76,019
	Kaiser Aluminum Corp.	33,977	2,104,875
*	Koppers Holdings, Inc.	56,068	1,411,231
*	Kraton Corp.	40,592	533,785
	Kronos Worldwide, Inc.	107,449	1,207,727
#*	Livent Corp.	102,601	643,308
	Louisiana-Pacific Corp.	206,881	6,551,921
	Materion Corp.	41,809	2,400,673
	Mercer International, Inc.	104,732	780,253
	Minerals Technologies, Inc.	67,810	3,178,933
	Mosaic Co. (The)	20,779	279,893
	Myers Industries, Inc.	100,599	1,515,021
	Neenah, Inc.	39,603	1,766,690
#	Nexa Resources SA	3,030	19,059
	Northern Technologies International Corp.	17,386	150,041
	O-I Glass, Inc.	203,283	2,122,274
#	Olin Corp.	215,079	2,417,488
	Olympic Steel, Inc.	21,878	231,469
	PH Glatfelter Co.	71,213	1,134,423
*	PQ Group Holdings, Inc.	31,771	389,830
*	Ramaco Resources, Inc.	3,731	8,283
	Rayonier Advanced Materials, Inc.	118,458	344,713
*	Resolute Forest Products, Inc.	112,224	340,039
*	Ryerson Holding Corp.	49,212	277,064
	Schnitzer Steel Industries, Inc., Class A	51,551	948,538
	Schweitzer-Mauduit International, Inc.	73,515	2,391,443
	Sensient Technologies Corp.	79,066	4,128,036
	Silgan Holdings, Inc.	116,633	4,461,212
	Stepan Co.	42,868	4,681,186
*	Summit Materials, Inc., Class A	143,349	2,110,097
	SunCoke Energy, Inc.	99,163	316,330
*	Synalloy Corp.	11,318	80,358
#	Tecnoglass, Inc.	1,400	6,930

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	TimkenSteel Corp.	100,711	$369,609
*	Trecora Resources	40,033	230,190
	Tredegar Corp.	68,510	1,087,939
#	Trinseo SA	47,776	1,036,739
*	Tronox Holdings P.L.C., Class A	211,293	1,610,053
*	UFP Technologies, Inc.	10,512	453,488
	United States Lime & Minerals, Inc.	14,662	1,322,659
#	United States Steel Corp.	140,534	935,956
*	Universal Stainless & Alloy Products, Inc.	12,612	90,680
#*	US Concrete, Inc.	37,526	931,395
*	US Gold Corp.	2,000	16,260
	Valvoline, Inc.	86,596	1,776,950
	Verso Corp., Class A	43,341	529,194
	Warrior Met Coal, Inc.	40,228	640,430
	Worthington Industries, Inc.	117,401	4,393,145
	WR Grace & Co.	26,612	1,227,612
TOTAL MATERIALS			143,968,927
REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	3,541	47,556
*	CKX Lands, Inc.	702	6,192
	CTO Realty Growth, Inc.	11,696	463,629
*	Cushman & Wakefield P.L.C.	4,576	48,963
*	Five Point Holdings LLC, Class A	24,025	115,320
#*	Forestar Group, Inc.	18,768	324,874
*	FRP Holdings, Inc.	20,341	795,740
	Griffin Industrial Realty, Inc.	4,903	241,227
	Kennedy-Wilson Holdings, Inc.	203,895	3,025,802
*	Marcus & Millichap, Inc.	61,620	1,678,529
#*	Maui Land & Pineapple Co., Inc.	36,053	375,312
	Newmark Group, Inc., Class A	37,717	153,508
*	Rafael Holdings, Inc., Class B	45,375	633,889
	RE/MAX Holdings, Inc., Class A	32,651	1,056,913
#	Realogy Holdings Corp.	187,728	1,700,816
#*	Redfin Corp.	10,944	455,051
	RMR Group, Inc. (The), Class A	19,495	560,676
#*	St Joe Co. (The)	52,816	1,088,538
*	Stratus Properties, Inc.	15,356	293,299
*	Tejon Ranch Co.	67,868	973,906
TOTAL REAL ESTATE			14,039,740
UTILITIES — (3.0%)
	ALLETE, Inc.	68,437	4,058,314
	American States Water Co.	64,605	4,966,832
	Artesian Resources Corp., Class A	24,914	873,983
#	Atlantica Sustainable Infrastructure P.L.C.	58,326	1,748,030
	Avista Corp.	106,134	3,940,755
	Black Hills Corp.	67,841	3,925,280
	California Water Service Group	84,987	3,983,341
	Chesapeake Utilities Corp.	31,587	2,668,786
	Clearway Energy, Inc., Class A	42,245	967,833
	Clearway Energy, Inc., Class C	88,428	2,170,023
	Consolidated Water Co., Ltd.	28,136	345,229
#	Genie Energy, Ltd., Class B	63,144	513,361
	Hawaiian Electric Industries, Inc.	33,010	1,196,943
	IDACORP, Inc.	7,719	719,797
	MDU Resources Group, Inc.	19,706	413,432
	MGE Energy, Inc.	49,729	3,298,525

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Middlesex Water Co.	35,838	$2,295,782
	National Fuel Gas Co.	19,061	773,305
	New Jersey Resources Corp.	145,601	4,522,367
	Northwest Natural Holding Co.	54,530	2,916,810
	NorthWestern Corp.	71,197	4,005,543
	ONE Gas, Inc.	48,853	3,698,172
#	Ormat Technologies, Inc.	77,474	4,609,703
	Otter Tail Corp.	71,228	2,724,471
	PNM Resources, Inc.	135,652	5,728,584
	Portland General Electric Co.	53,187	2,347,142
*	Pure Cycle Corp.	840	7,585
	RGC Resources, Inc.	20,920	485,344
	SJW Group	38,959	2,433,379
#	South Jersey Industries, Inc.	105,764	2,467,474
	Southwest Gas Holdings, Inc.	61,986	4,316,705
	Spark Energy, Inc., Class A	21,198	160,045
	Spire, Inc.	73,831	4,552,420
»	TerraForm Power, Inc., Class A	28,786	616,097
	Unitil Corp.	34,372	1,483,152
	York Water Co. (The)	32,775	1,517,810
TOTAL UTILITIES			87,452,354
TOTAL COMMON STOCKS			2,660,586,802
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	8,904	240,319
INDUSTRIALS — (0.1%)
	WESCO International, Inc.	40,491	1,098,116
TOTAL PREFERRED STOCKS			1,338,435
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*»	Social Reality, Inc. Rights 12/31/19, Class A	10,334	310
HEALTH CARE — (0.0%)
*»	Pulse Biosciences, Inc. Warrants 05/14/25	61	197
TOTAL RIGHTS/WARRANTS			507
TOTAL INVESTMENT SECURITIES (Cost $1,632,797,631)			2,661,925,744

TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	16,127,396	16,127,396
SECURITIES LENDING COLLATERAL — (7.6%)
@§	The DFA Short Term Investment Fund	18,945,944	219,223,519
TOTAL INVESTMENTS — (100.0%)
(Cost $1,868,123,151)^^			$2,897,276,659

Tax-Managed U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$75,617,573	—	—	$75,617,573
Consumer Discretionary	399,216,311	$6,070	—	399,222,381
Consumer Staples	124,632,290	—	—	124,632,290
Energy	55,416,266	—	—	55,416,266
Financials	515,574,730	11,471	—	515,586,201
Health Care	316,370,800	150,562	—	316,521,362
Industrials	537,604,304	—	—	537,604,304
Information Technology	390,523,876	1,528	—	390,525,404
Materials	143,968,927	—	—	143,968,927
Real Estate	14,039,740	—	—	14,039,740
Utilities	86,836,257	616,097	—	87,452,354
Preferred Stocks
Communication Services	240,319	—	—	240,319
Industrials	1,098,116	—	—	1,098,116
Rights/Warrants
Consumer Discretionary	—	310	—	310
Health Care	—	197	—	197
Temporary Cash Investments	16,127,396	—	—	16,127,396
Securities Lending Collateral	—	219,223,519	—	219,223,519
TOTAL	$2,677,266,905	$220,009,754	—	$2,897,276,659

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2020, the DFA Commodity Strategy Portfolio held $262,092,178 in the Subsidiary, representing 22.94% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$411,088
U.S. Large Cap Value Portfolio	16,161,387
U.S. Targeted Value Portfolio	9,844,755
U.S. Small Cap Value Portfolio	11,039,000
U.S. Core Equity 1 Portfolio	15,433,525
U.S. Core Equity 2 Portfolio	17,051,491
U.S. Vector Equity Portfolio	2,633,443
U.S. Small Cap Portfolio	12,563,299
U.S. Micro Cap Portfolio	4,384,540
DFA Real Estate Securities Portfolio	7,071,802
Large Cap International Portfolio	4,553,691
International Core Equity Portfolio	25,683,967
International Small Company Portfolio	10,577,093
Global Small Company Portfolio	43,759
Japanese Small Company Portfolio	450,380
Asia Pacific Small Company Portfolio	381,223
United Kingdom Small Company Portfolio	20,405
Continental Small Company Portfolio	552,115
DFA International Real Estate Securities Portfolio	6,727,460
DFA Global Real Estate Securities Portfolio	7,805,024
DFA International Small Cap Value Portfolio	11,849,949
International Vector Equity Portfolio	2,782,141
World ex U.S. Value Portfolio	244,420
World ex U.S. Targeted Value Portfolio	568,803
World ex U.S. Core Equity Portfolio	3,416,530
Selectively Hedged Global Equity Portfolio	234,215
Emerging Markets Portfolio	4,269,433
Emerging Markets Small Cap Portfolio	5,228,343

Federal Tax Cost
Emerging Markets Value Portfolio	$14,282,034
Emerging Markets Core Equity Portfolio	21,771,251
U.S. Large Cap Equity Portfolio	1,272,823
DFA Commodity Strategy Portfolio	2,245,027
DFA One-Year Fixed Income Portfolio	7,202,039
DFA Two-Year Global Fixed Income Portfolio	5,204,827
DFA Selectively Hedged Global Fixed Income Portfolio	1,141,763
DFA Short-Term Government Portfolio	2,719,857
DFA Five-Year Global Fixed Income Portfolio	13,330,542
DFA World ex U.S. Government Fixed Income Portfolio	1,422,265
DFA Intermediate Government Fixed Income Portfolio	5,084,807
DFA Short-Term Extended Quality Portfolio	6,045,154
DFA Intermediate-Term Extended Quality Portfolio	1,891,147
DFA Targeted Credit Portfolio	803,198
DFA Investment Grade Portfolio	9,739,979
DFA Inflation-Protected Securities Portfolio	4,729,838
DFA Short-Term Municipal Bond Portfolio	2,656,010
DFA Intermediate-Term Municipal Bond Portfolio	1,928,855
DFA California Short-Term Municipal Bond Portfolio	1,068,809
DFA California Intermediate-Term Municipal Bond Portfolio	517,138
DFA NY Municipal Bond Portfolio	106,458
Dimensional Retirement Income Fund	28,221
Dimensional 2045 Target Date Retirement Income Fund	53,637
Dimensional 2050 Target Date Retirement Income Fund	39,764
Dimensional 2055 Target Date Retirement Income Fund	22,519
Dimensional 2060 Target Date Retirement Income Fund	18,689
Dimensional 2065 Target Date Retirement Income Fund	756
Dimensional 2010 Target Date Retirement Income Fund	14,302
Dimensional 2015 Target Date Retirement Income Fund	34,972
Dimensional 2020 Target Date Retirement Income Fund	104,497
Dimensional 2025 Target Date Retirement Income Fund	133,529
Dimensional 2030 Target Date Retirement Income Fund	122,392
Dimensional 2035 Target Date Retirement Income Fund	94,744
Dimensional 2040 Target Date Retirement Income Fund	79,564
DFA Short-Duration Real Return Portfolio	1,398,976
DFA Municipal Real Return Portfolio	785,023
DFA Municipal Bond Portfolio	483,185
World Core Equity Portfolio	695,574
DFA LTIP Portfolio	199,607
U.S. Social Core Equity 2 Portfolio	890,449
U.S. Sustainability Core 1 Portfolio	2,275,269
U.S. Sustainability Targeted Value Portfolio	66,626
International Sustainability Core 1 Portfolio	1,988,258
International Social Core Equity Portfolio	1,280,845
Global Social Core Equity Portfolio	74,935
Emerging Markets Social Core Equity Portfolio	1,243,770
Tax-Managed U.S. Marketwide Value Portfolio	2,423,386
Tax-Managed U.S. Equity Portfolio	1,806,930

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,138,957
Tax-Managed U.S. Small Cap Portfolio	1,869,166
T.A. U.S. Core Equity 2 Portfolio	5,435,391
Tax-Managed DFA International Value Portfolio	2,679,737
T.A. World ex U.S. Core Equity Portfolio	2,973,712
VA U.S. Targeted Value Portfolio	368,551
VA U.S. Large Value Portfolio	439,869
VA International Value Portfolio	366,002
VA International Small Portfolio	264,228
VA Short-Term Fixed Portfolio	341,248
VA Global Bond Portfolio	402,303
VIT Inflation-Protected Securities Portfolio	159,225
VA Global Moderate Allocation Portfolio	125,008
U.S. Large Cap Growth Portfolio	1,652,857
U.S. Small Cap Growth Portfolio	598,757
International Large Cap Growth Portfolio	469,622
International Small Cap Growth Portfolio	208,747
DFA Social Fixed Income Portfolio	373,489
DFA Diversified Fixed Income Portfolio	1,260,021
U.S. High Relative Profitability Portfolio	2,682,420
International High Relative Profitability Portfolio	1,197,297
VA Equity Allocation Portfolio	78,236
DFA MN Municipal Bond Portfolio	70,061
DFA California Municipal Real Return Portfolio	150,251
DFA Global Core Plus Fixed Income Portfolio	1,885,841
Emerging Markets Sustainability Core 1 Portfolio	541,746
Emerging Markets Targeted Value Portfolio	164,218
DFA Global Sustainability Fixed Income Portfolio	419,167
DFA Oregon Municipal Bond Portfolio	35,323
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.